                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-6067
                                  ----------------------------------------------

                        DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
--------------------------------------------------------------------------------
                    (Address of principal executive offices)          (Zip code)

           Catherine L. Newell, Esquire, Vice President and Secretary
                       Dimensional Investment Group Inc.,
              1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 310-395-8005

Date of fiscal year end:   November 30

Date of reporting period:  May 31, 2004

EXPLANATORY NOTE - This Form N-CSR/A for Dimensional Investment Group Inc. (the "Fund") is being filed solely to reflect changes to the semi-annual report for the Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio (collectively, the "Global Portfolios"). The semi-annual reports for the other portfolios of the Fund are contained in the Form N-CSR filed on August 9, 2004 (Accession Number 0001047469-04-0257850) and are not amended or modified in any way by this Form N-CSR/A. This Form N-CSR/A also updates Item 10 "Controls and Procedures" and Item 11 "Exhibits" with respect to the Global Portfolios as required. Other than the aforementioned amendments, no other information or disclosures contained in the Form N-CSR filed on August 9, 2004 is being amended by this Form N-CSR/A.

ITEM 1.      REPORTS TO STOCKHOLDERS.

DIMENSIONAL INVESTMENT GROUP INC.


GLOBAL EQUITY PORTFOLIO
GLOBAL 60/40 PORTFOLIO
GLOBAL 25/75 PORTFOLIO

CLASS R SHARES

INSTITUTIONAL CLASS SHARES


SEMI-ANNUAL REPORT


PERIOD ENDED MAY 31, 2004
(UNAUDITED)

                       DIMENSIONIAL INVESTMENT GROUP INC.

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                              PAGE
                                                                            --------
DIMENSIONAL INVESTMENT GROUP INC.
      Schedules of Investments                                                     1
           Global Equity Portfolio                                                 1
           Global 60/40 Portfolio                                                  3
           Global 25/75 Portfolio                                                  5
      Statements of Assets and Liabilities                                         7
      Statements of Operations                                                     8
      Statements of Changes in Net Assets                                          9
      Financial Highlights                                                        10
      Notes to Financial Statements                                               12

THE DFA INVESTMENT TRUST COMPANY
      Schedules of Investments                                                    17
           The U.S. Large Company Series                                          17
           The U.S. Large Cap Value Series                                        22
           The U.S. Small Cap Series                                              25
           The DFA International Value Series                                     53
           The Japanese Small Company Series                                      61
           The Pacific Rim Small Company Series                                   72
           The United Kingdom Small Company Series                                82
           The Continental Small Company Series                                   88
           The Emerging Markets Series                                           103
           The Emerging Markets Small Cap Series                                 110
           The DFA Two-Year Global Fixed Income Series                           125
      Statements of Assets and Liabilities                                       127
      Statements of Operations                                                   129
      Statements of Changes in Net Assets                                        133
      Financial Highlights                                                       137
      Notes to Financial Statements                                              143

DFA INVESTMENT DIMENSIONS GROUP INC.
      Schedules of Investments                                                   149
           DFA Real Estate Securities Portfolio                                  149
           Large Cap International Portfolio                                     151
           DFA Five-Year Global Fixed Income Portfolio                           165
      Statements of Assets and Liabilities                                       167
      Statements of Operations                                                   168
      Statements of Changes in Net Assets                                        169
      Financial Highlights                                                       170
      Notes to Financial Statements                                              172

                                                                              PAGE
                                                                            --------
DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
      Schedule of Investments                                                    177
      Statement of Assets and Liabilities                                        192
      Statement of Operations                                                    193
      Statement of Changes in Net Assets                                         194
      Financial Highlights                                                       195
      Notes to Financial Statements                                              196

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                      200

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                            SCHEDULES OF INVESTMENTS

                             GLOBAL EQUITY PORTFOLIO

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                             VALUE+
                                                                         -------------
Investment in The U.S. Large Company Series of The DFA
   Investment Trust Company (24.8%)
      (Cost $21,381,992)                                                 $  21,631,049
Investment in The U.S. Large Cap Value Series of The DFA
   Investment Trust Company (24.8%)
      (1,284,430 Shares, Cost $21,654,776)                                  21,642,645
Investment in The U.S. Small Cap Series of The DFA
   Investment Trust Company (17.9%)
      (1,071,485 Shares, Cost $15,804,160)                                  15,568,680
Investment in The DFA International Value Series of The DFA
   Investment Trust Company (9.9%)
      (623,137 Shares, Cost $8,621,287)                                      8,692,760
Investment in The Japanese Small Company Series of The DFA
   Investment Trust Company (2.8%)
      (Cost $2,299,440)                                                      2,419,228
Investment in The Pacific Rim Small Company Series of The DFA
   Investment Trust Company (1.3%)
      (Cost $1,206,534)                                                      1,122,461
Investment in The United Kingdom Small Company Series of The DFA
   Investment Trust Company (1.9%)
      (Cost $1,656,835)                                                      1,721,665
Investment in The Continental Small Company Series of The DFA
   Investment Trust Company (4.0%)
      (Cost $3,482,135)                                                      3,454,033
Investment in The Emerging Markets Series of The DFA
   Investment Trust Company (2.0%)
      (Cost $1,773,646)                                                      1,729,050
Investment in The Emerging Markets Small Cap Series of The DFA
   Investment Trust Company (1.0%)
      (Cost $902,700)                                                          859,622
Investment in DFA Real Estate Securities Portfolio of DFA
   Investment Dimensions Group Inc. (2.0%)
      (92,062 Shares, Cost $1,742,457)                                       1,749,178
Investment in Large Cap International Portfolio of DFA
   Investment Dimensions Group Inc. (5.0%)
      (273,845 Shares, Cost $4,332,850)                                      4,315,797
Investment in Dimensional Emerging Markets Value Fund Inc. (2.0%)
      (81,259 Shares, Cost $1,817,408)                                       1,729,192

                 See accompanying Notes to Financial Statements.

                                                                             FACE
                                                                            AMOUNT
                                                                             (000)           VALUE+
                                                                         -------------   -------------
Temporary Cash Investments (0.60%)
   Repurchase Agreement, PNC Capital Markets Inc. 0.89%, 06/01/04
   (Collateralized by $543,000 FHLB Notes 1.625%, 06/15/05, valued at $543,063) to be repurchased at $537,053
   (Cost $537,000)                                                       $         537   $     537,000
                                                                                         -------------
      Total Investments (100%) (Cost $87,213,220)++                                      $  87,172,360
                                                                                         =============

----------
+See Note B to Financial Statements.

++The cost for federal income tax purposes is $87,309,050.

                 See accompanying Notes to Financial Statements.

                             GLOBAL 60/40 PORTFOLIO

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                             VALUE+
                                                                         -------------
Investment in The U.S. Large Company Series of The DFA
   Investment Trust Company (14.8%)
      (Cost $5,524,948)                                                  $   5,588,564
Investment in The U.S. Large Cap Value Series of The DFA
   Investment Trust Company (14.8%)
      (331,845 Shares, Cost $5,609,470)                                      5,591,580
Investment in The U.S. Small Cap Series of The DFA
   Investment Trust Company (10.7%)
      (276,865 Shares, Cost $4,089,981)                                      4,022,851
Investment in The DFA International Value Series of The DFA
   Investment Trust Company (5.9%)
      (160,300 Shares, Cost $2,224,448)                                      2,236,187
Investment in The Japanese Small Company Series of The DFA
   Investment Trust Company (1.7%)
      (Cost $601,744)                                                          625,517
Investment in The Pacific Rim Small Company Series of The DFA
   Investment Trust Company (0.8%)
      (Cost $311,642)                                                          290,689
Investment in The United Kingdom Small Company Series of The DFA
   Investment Trust Company (1.2%)
      (Cost $429,785)                                                          446,574
Investment in The Continental Small Company Series of The DFA
   Investment Trust Company (2.4%)
      (Cost $896,497)                                                          891,202
Investment in The Emerging Markets Series of The DFA
   Investment Trust Company (1.2%)
      (Cost $461.633)                                                          448,074
Investment in The Emerging Markets Small Cap Series of The DFA
   Investment Trust Company (0.6%)
      (Cost $236,386)                                                          223,936
Investment in The DFA Two-Year Global Fixed Income Series of The DFA
   Investment Trust Company (19.8%)
      (744,851 Shares, Cost $7,500,804)                                      7,448,515
Investment in DFA Real Estate Securities Portfolio of DFA
   Investment Dimensions Group Inc. (1.2%)
      (23,733 Shares, Cost $448,978)                                           450,932
Investment in Large Cap International Portfolio of DFA
   Investment Dimensions Group Inc. (3.0%)
      (70,630 Shares, Cost $1,120,236)                                       1,113,127
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA
   Investment Dimensions Group Inc. (19.7%)
      (718,308 Shares, Cost $7,591,171)                                      7,441,669

                 See accompanying Notes to Financial Statements.

                                                                                                  VALUE+
                                                                                               -------------
Investment in Dimensional Emerging Markets Value Fund Inc. (1.2%)
      (21,077 Shares, Cost $475,961)                                                           $     448,513

                                                                                   FACE
                                                                                  AMOUNT
                                                                                   (000)
                                                                               -------------
Temporary Cash Investments (1.0%)
   Repurchase Agreement, PNC Capital Markets Inc. 0.89%, 06/01/04
   (Collateralized by $475,000 U.S. Treasury Notes 6.00%, 08/15/04, valued at $488,063) to be repurchased at $432,043
   (Cost $432,000)                                                             $         432         432,000
                                                                                               -------------
      Total Investments(100%) (Cost $37,955,684)++                                             $  37,699,930
                                                                                               =============

----------
+See Note B to Financial Statements.

++The cost for federal income tax purposes is $37,956,754

                 See accompanying Notes to Financial Statements.

                             GLOBAL 25/75 PORTFOLIO

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                             VALUE+
                                                                         -------------
Investment in The U.S. Large Company Series of The DFA
   Investment Trust Company (6.1%)
      (Cost $673,627)                                                    $     681,533
Investment in The U.S. Large Cap Value Series of The DFA
   Investment Trust Company (6.2%)
      (40,642 Shares, Cost $684,397)                                           684,811
Investment in The U.S. Small Cap Series of The DFA
   Investment Trust Company (4.5%)
      (34,396 Shares, Cost $507,562)                                           499,772
Investment in The DFA International Value Series of The DFA
   Investment Trust Company (2.5%)
      (20,166 Shares, Cost $279,632)                                           281,320
Investment in The Japanese Small Company Series of The DFA
   Investment Trust Company (0.7%)
      (Cost $76,900)                                                            79,105
Investment in The Pacific Rim Small Company Series of The DFA
   Investment Trust Company (0.3%)
      (Cost $39,149)                                                            36,721
Investment in The United Kingdom Small Company Series of The DFA
   Investment Trust Company (0.5%)
      (Cost $53,006)                                                            55,111
Investment in The Continental Small Company Series of The DFA
   Investment Trust Company (1.0%)
      (Cost $109,815)                                                          109,911
Investment in The Emerging Markets Series of The DFA
   Investment Trust Company (0.5%)
      (Cost $58,102)                                                            56,349
Investment in The Emerging Markets Small Cap Series of The DFA
   Investment Trust Company (0.3%)
      (Cost $29,413)                                                            27,871
Investment in The DFA Two-Year Global Fixed Income Series of The DFA
   Investment Trust Company (37.1%)
      (411,534 Shares, Cost $4,141,175)                                      4,115,338
Investment in DFA Real Estate Securities Portfolio of DFA
   Investment Dimensions Group Inc. (0.5%)
      (3,012 Shares, Cost $56,708)                                              57,231
Investment in Large Cap International Portfolio of DFA
   Investment Dimensions Group Inc. (1.2%)
      (8,800 Shares, Cost $139,689)                                            138,686
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA
   Investment Dimensions Group Inc. (37.0%)
      (396,867 Shares, Cost $4,186,270)                                      4,111,545

                 See accompanying Notes to Financial Statements.

                                                                                                  VALUE+
                                                                                               -------------
Investment in Dimensional Emerging Markets Value Fund Inc. (0.5%)
      (2,640 Shares, Cost $59,749)                                                             $      56,177

                                                                                   FACE
                                                                                  AMOUNT
                                                                                   (000)
                                                                               -------------
Temporary Cash Investments (1.1%)
   Repurchase Agreement, PNC Capital Markets Inc. 0.89%, 06/01/04
   (Collateralized by $195,000 FNMA Discount Notes 1.60%, 09/21/05, valued at $193,781) to be repurchased at $110,011
   (Cost $110,000)                                                             $         110         110,000
                                                                                               -------------
      Total Investments (100%) (Cost $11,204,924)++                                            $  11,101,481
                                                                                               =============

----------
+See Note B to Financial Statements

++The cost for federal income tax purposes is $11,206,365

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

                                                                                      GLOBAL       GLOBAL       GLOBAL
                                                                                      EQUITY       60/40        25/75
                                                                                     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                                                     ----------   ----------   ----------
ASSETS:
Investments at Value                                                                 $   87,172   $   37,700   $   11,101
Receivables:
   Fund Shares Sold                                                                         615          127           22
   From Advisor                                                                               4            3            5
Prepaid Expenses and Other Assets                                                             9            6            3
                                                                                     ----------   ----------   ----------
    Total Assets                                                                         87,800       37,836       11,131
                                                                                     ----------   ----------   ----------
LIABILITIES:
Payables:
   Investment Securities Purchased                                                          528          422          100
   Fund Shares Redeemed                                                                       5           --           --
Accrued Expenses and Other Liabilities                                                       77           26            6
                                                                                     ----------   ----------   ----------
    Total Liabilities                                                                       610          448          106
                                                                                     ----------   ----------   ----------
NET ASSETS                                                                           $   87,190   $   37,388   $   11,025
                                                                                     ==========   ==========   ==========
NET ASSET VALUE OFFERING AND REDEMPTION PRICE PER SHARE:
Class I - based on net assets of $73,743, $35,501, and $10,875 and 7,060,732,
   3,495,754 and 1,082,609 shares outstanding, respectively
   (Authorized 100,000,000 shares)                                                   $    10.44   $    10.16   $    10.05
                                                                                     ==========   ==========   ==========
Class R - based on net assets of $13,447, $1,887, and $150 and 1,288,163,
   185,866 and 14,931 shares outstanding, respectively (Authorized 100,000,000
   shares)                                                                           $    10.44   $    10.15   $    10.04
                                                                                     ==========   ==========   ==========
Investments at Cost                                                                  $   87,213   $   37,956   $   11,205
                                                                                     ==========   ==========   ==========

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                FOR THE PERIOD DECEMBER 24, 2003 TO MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                       GLOBAL           GLOBAL           GLOBAL
                                                                       EQUITY           60/40            25/75
                                                                    PORTFOLIO (1)    PORTFOLIO (1)    PORTFOLIO (1)
                                                                    -------------    -------------    -------------
INVESTMENT INCOME
   Income Distributions Received from
    Master Funds                                                    $          26    $          32    $          14
   Dividends (Net of Foreign Taxes Withheld of $11, $3, and
    $0, respectively)                                                         172               42                6
   Interest                                                                     2                1               --
   Income from Securities Lending                                               5                1               --
   Expenses Allocated from Master Funds                                       (11)              (2)              (1)
                                                                    -------------    -------------    -------------
       Total Investment Income                                                194               74               19
                                                                    -------------    -------------    -------------
EXPENSES
   Administrative Services                                                     60               20                5
   Accounting & Transfer Agent Fees                                             8                8                7
   Audit Fees                                                                   1                1               --
   Shareholder Servicing Fees - Class R                                        11                2               --
   Shareholders' Reports                                                        7                1               --
   Directors' Fees and Expenses                                                 1               --               --
   Filing Fees                                                                  3                1               --
                                                                    -------------    -------------    -------------
       Total Expenses                                                          91               33               12
   Fees Waived, Expenses Reimbursed and/or
     Previously Waived Fees Recovered by Advisor (Note C)                      (4)              (3)              (5)
                                                                    -------------    -------------    -------------
   Net Expenses                                                                87               30                7
                                                                    -------------    -------------    -------------
   NET INVESTMENT INCOME (LOSS)                                               107               44               12
                                                                    -------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                    (596)            (116)             (12)
   Net Realized Gain (Loss) on Foreign Currency Transactions                   (2)              --               --
   Net Realized Gain (Loss) on Futures                                       (100)             (29)              (5)
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities and Foreign Currency                               (41)            (256)            (103)
   Deferred Thailand Capital Gains Tax                                          3                1               --
                                                                    -------------    -------------    -------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES
     AND FOREIGN CURRENCY                                                    (736)            (400)            (120)
                                                                    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                        $        (629)   $        (356)   $        (108)
                                                                    =============    =============    =============

----------
(1) The Portfolio commenced operations on December 24, 2003.

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                             GLOBAL              GLOBAL               GLOBAL
                                                                             EQUITY              60/40                25/75
                                                                            PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                                        -----------------   -----------------   -----------------
                                                                        DEC. 24, 2003 (1)   DEC. 24, 2003 (1)   DEC. 24, 2003 (1)
                                                                                TO                 TO                  TO
                                                                              MAY 31,            MAY 31,             MAY 31,
                                                                               2004               2004                2004
                                                                        -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                         $             107   $              44   $              12
   Net Realized Gain (Loss) on Investment Securities Sold                            (596)               (116)                (12)
   Net Realized Gain (Loss) on Foreign Currency Transactions                           (2)                 --                  --
   Net Realized Gain (Loss) on Futures                                               (100)                (29)                 (5)
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities and Foreign Currency                                       (41)               (256)               (103)
   Deferred Thailand Capital Gains Tax                                                  3                   1                  --
                                                                        -----------------   -----------------   -----------------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations                                                (629)               (356)               (108)
                                                                        -----------------   -----------------   -----------------

Distributions to Shareholders From:
   Net Investment Income
     Institutional Class                                                              (24)                (27)                (13)
     Retail Class                                                                      (8)                 (4)                 --
                                                                        -----------------   -----------------   -----------------
     Total Distributions from Net Investment Income                                   (32)                (31)                (13)

   Net Realized Gains
     Institutional Class                                                               --                  --                  --
     Retail Class                                                                      --                  --                  --
                                                                        -----------------   -----------------   -----------------
     Total Distributions from Net Realized Gains                                       --                  --                  --
                                                                        -----------------   -----------------   -----------------
          Total Distributions to Shareholders                                         (32)                (31)                (13)
                                                                        -----------------   -----------------   -----------------

Capital Share Transactions (1):
   Shares Issued                                                                   95,686              38,691              11,254
   Shares Issued in Lieu of Cash Distributions                                         32                  31                  13
   Shares Redeemed                                                                 (7,867)               (947)               (121)
                                                                        -----------------   -----------------   -----------------
          Net Increase (Decrease) From Capital Shares Transactions                 87,851              37,775              11,146
                                                                        -----------------   -----------------   -----------------
          Total Increase (Decrease)                                                87,190              37,388              11,025

NET ASSETS
   Beginning of Period                                                                 --                  --                  --
                                                                        -----------------   -----------------   -----------------
   End of Period                                                        $          87,190   $          37,388   $          11,025
                                                                        =================   =================   =================

(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                                                  9,096               3,772               1,109
     Shares Issued in Lieu of Cash Distributions                                        3                   3                   1
     Shares Redeemed                                                                 (750)                (93)                (12)
                                                                        -----------------   -----------------   -----------------
                                                                                    8,349               3,682               1,098
                                                                        =================   =================   =================

----------
(1) Commencement of operations.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                 CLASS R SHARES
                                   (UNAUDITED)

                                                                        GLOBAL                GLOBAL                GLOBAL
                                                                        EQUITY                60/40                 25/75
                                                                       PORTFOLIO             PORTFOLIO             PORTFOLIO
                                                                   -----------------     -----------------     -----------------
                                                                   DEC. 24, 2003 (1)     DEC. 24, 2003 (1)     DEC. 24, 2003 (1)
                                                                          TO                    TO                    TO
                                                                     MAY 31, 2004          MAY 31, 2004          MAY 31, 2004
                                                                   -----------------     -----------------     -----------------
Net Asset Value, Beginning of Period                               $           10.00     $           10.00     $           10.00
                                                                   -----------------     -----------------     -----------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                        0.01                  0.01                  0.01
   Net Gain (Loss) on Securities (Realized and Unrealized)                      0.44                  0.16                  0.05
                                                                   -----------------     -----------------     -----------------
      Total from Investment Operations                                          0.45                  0.17                  0.06
                                                                   -----------------     -----------------     -----------------
LESS DISTRIBUTIONS
   Net Investment Income                                                       (0.01)                (0.02)                (0.02)
   Net Realized Gains                                                             --                    --                    --
                                                                   -----------------     -----------------     -----------------
      Total Distributions                                                      (0.01)                (0.02)                (0.02)
                                                                   -----------------     -----------------     -----------------
Net Assets, End of Period                                          $           10.44     $           10.15     $           10.04
                                                                   =================     =================     =================
Total Return                                                                    4.46%#                1.68%#                0.62%#

Net Assets, End of Period (thousands)                              $          13,447     $           1,887     $             150
Ratio of Expenses to Average Net Assets**(a)                                    0.73%*                0.74%*                0.82%*
Ratio of Expenses to Average Net Assets (excluding waivers and assumption of expenses and/or recovery of previously
   waived fees)**(a)                                                            0.75%*                0.78%*                1.10%*
Ratio of Net Investment Income to Average Net Assets                            0.25%*                0.33%*               (0.45)%*
Ratio of Net Investment Income to Average Net Assets (excluding waivers and assumption of expenses and/or recovery of
   previously waived fees)                                                      0.23%*                0.29%*               (0.73)%*
Portfolio Turnover Rate                                                          N/A                   N/A                   N/A

----------
*    Annualized
#    Non-annualized
(1)  Commencement of operations.
** Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.
(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

                 See accompanying Notes to Financial Statements.

                           INSTITUTIONAL CLASS SHARES
                                   (UNAUDITED)

                                                                        GLOBAL                GLOBAL                GLOBAL
                                                                        EQUITY                60/40                 25/75
                                                                       PORTFOLIO             PORTFOLIO             PORTFOLIO
                                                                   -----------------     -----------------     -----------------
                                                                   DEC. 24, 2003 (1)     DEC. 24, 2003 (1)     DEC. 24, 2003 (1)
                                                                          TO                    TO                    TO
                                                                     MAY 31, 2004          MAY 31, 2004          MAY 31, 2004
                                                                   -----------------     -----------------     -----------------
Net Asset Value, Beginning of Period                               $           10.00     $           10.00     $           10.00
                                                                   -----------------     -----------------     -----------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                        0.01                  0.02                  0.02
   Net Gain (Loss) on Securities (Realized and Unrealized)                      0.44                  0.16                  0.06
                                                                   -----------------     -----------------     -----------------
      Total from Investment Operations                                          0.45                  0.18                  0.08
                                                                   -----------------     -----------------     -----------------
LESS DISTRIBUTIONS
   Net Investment Income                                                       (0.01)                (0.02)                (0.03)
   Net Realized Gains                                                             --                    --                    --
                                                                   -----------------     -----------------     -----------------
      Total Distributions                                                      (0.01)                (0.02)                (0.03)
                                                                   -----------------     -----------------     -----------------
Net Assets, End of Period                                          $           10.44     $           10.16     $           10.05
                                                                   =================     =================     =================
Total Return                                                                    4.47%#                1.79%#                0.78%#

Net Assets, End of Period (thousands)                              $          73,743     $          35,501     $          10,875
Ratio of Expenses to Average Net Assets**(a)                                    0.52%*                0.53%*                0.60%*
Ratio of Expenses to Average Net Assets (excluding waivers and assumption of expenses and/or recovery of previously
   waived fees)**(a)                                                            0.54%*                0.57%*                0.77%*
Ratio of Net Investment Income to Average Net Assets                            0.44%*                0.35%*                0.13%*
Ratio of Net Investment Income to Average Net Assets (excluding waivers and assumption of expenses and/or recovery of
   previously waived fees)                                                      0.42%*                0.31%*               (0.04)%*
Portfolio Turnover Rate                                                          N/A                   N/A                   N/A

----------
*    Annualized
#    Non-annualized
(1)  Commencement of operations.
** Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.
(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

                                   (UNAUDITED)

A.  ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-five portfolios, of which three (the "Global Funds" or "Feeder Funds") are presented in this report.

     The Global Funds achieve their investment objectives by investing in other portfolios within The DFA Investment Trust Company ("ITC"), or DFA Investment Dimensions Group Inc. ("IDG") or Dimensional Emerging Markets Value Fund Inc. ("DEM") (collectively, the "Master Funds").

GLOBAL FUND                 MASTER FUNDS (AT MAY 31, 2004)
-----------------------     ----------------------------------------------------
Global Equity Portfolio     The U.S. Large Company Series (ITC)
Global 60/40 Portfolio      The U.S. Large Cap Value Series (ITC)
Global 25/75 Portfolio      The U.S. Small Cap Series (ITC)
                            The DFA International Value Series (ITC)
                            The Japanese Small Company Series (ITC)
                            The Pacific Rim Small Company Series (ITC)
                            The United Kingdom Small Company Series (ITC)
                            The Continental Small Company Series (ITC)
                            The Emerging Markets Series (ITC)
                            The Emerging Markets Small Cap Series (ITC)
                            The DFA Two-Year Global Fixed Income Series (ITC)
                            DFA Real Estate Securities Portfolio (IDG)
                            Large Cap International Portfolio (IDG)
                            DFA Five-Year Global Fixed Income Portfolio (IDG)
                            Dimensional Emerging Markets Value Fund Inc. (DEM)

     The Global Equity Portfolio did not hold any shares of The DFA Two-Year Global Fixed Income Series or the DFA Five-Year Global Fixed Income Portfolio during the period ended May 31, 2004.

     At May 31, 2004 no one Global Fund owned more than 1% of any one Master Fund's total net assets.

     The financial statements of the Master Funds are included in this report and should be read in conjunction with the financial statements of the Global Funds.

     In the normal course of business, the Global Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnification. The Global Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Global Fund and/or its affiliates that have not yet occurred. However, based on experience, the Global Fund expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Global Funds in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Master Funds held by the Global Funds are valued at their respective daily net asset values where the Master Funds are organized as regulated investment companies for federal income tax purposes. The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are organized as partnerships (the "Partnerships"). The Global Funds reflect their proportionate interest in the net assets of those corresponding Master Funds.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Expenses directly attributable to a Global Fund are directly charged.

     Each class of shares has equal rights to assets and earnings of its Global Fund. Income, gains and losses on investments, and common expenses of each Global Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

     The Funds each accrue their respective share of income and expenses daily on their investment in their corresponding Partnerships. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Partnerships are allocated pro-rata among its investors at the time of such determination.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Master Funds and the Feeder Funds. The Advisor also provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services. The Global Funds are not subject to a management fee.

     For the Institutional and Class R shares, the Advisor has agreed to waive its administration fees to the extent necessary to limit the proportionate share of the total combined administration fees paid by each of the Global Funds and management fees paid by the Master Funds to the Advisor to 0.35% for the Global Equity Portfolio, 0.30% for the Global 60/40 Portfolio and to 0.25% for the Global 25/75 Portfolio. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor.

     The Advisor has also agreed to assume the direct operating expenses of the Institutional Class shares of each Global Fund (excluding administration fees paid to the Advisor), up to an amount equal to the total fees paid to the Advisor by the Institutional Class shares (including the pass through of the management fees aid to the Advisor by the Master Funds), as is necessary to limit the total operating expense ratios (including the expenses that the Institutional Class shares of each such Global Fund bears as a shareholder of the Master Fund) of the Institutional Class shares of the Global Equity Portfolio to 0.70%, the Global 60/40 Portfolio to 0.65% and the Global 25/75 Portfolio to 0.60%. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor.

     Also, for the Class R shares, the Advisor has agreed to assume the direct operating expenses of the Class R shares of each Global Fund (excluding administration fees paid to the Advisor) to the extent necessary to limit the total expense ratios (including the expenses that the Class R shares of each such Global Fund bears as a shareholder of the Master Funds and including Shareholder Servicing Fees) of the Class R shares of each Global Fund to 0.95%. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor.

     Certain officers of the Global Funds are also officers, directors and shareholders of the Advisor.

D.  DEFERRED COMPENSATION:

     At May 31, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

                Global Equity Portfolio              $  1,025
                Global 60/40 Portfolio                    451
                Global 25/75 Portfolio                    132

E.  FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since it is the intention of each of the Global Funds to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                             GROSS UNREALIZED   GROSS UNREALIZED
                                               APPRECIATION       DEPRECIATION         NET
                                             ----------------   ----------------   -----------
Global Equity Portfolio                      $            416   $           (553)  $      (137)
Global 60/40 Portfolio                                     92               (349)         (257)
Global 25/75 Portfolio                                     13               (118)         (105)

F.  CAPITAL SHARE TRANSACTIONS:

     The capital share transactions by class were as follows (in thousands):

                                                                  DECEMBER 24, 2003
                                                                         TO
                                                                    MAY 31, 2004
                                                                 --------------------
                                                                  AMOUNT      SHARES
                                                                 ---------   --------
GLOBAL EQUITY PORTFOLIO

Institutional Class Shares
  Shares Issued                                                  $  80,379      7,629
  Shares Issued in Lieu of Cash Distributions                           24          2
  Shares Redeemed                                                   (5,991)      (571)
                                                                 ---------   --------
Net Increase (Decrease)--Institutional Shares                    $  74,412      7,060
                                                                 =========   ========

                                                        DECEMBER 24, 2003
                                                                TO
                                                           MAY 31, 2004
                                                     ------------------------
                                                       AMOUNT        SHARES
                                                     ----------    ----------
Class R Shares
  Shares Issued                                      $   15,307         1,466
  Shares Issued in Lieu of Cash Distributions                 8             1
  Shares Redeemed                                        (1,876)         (179)
                                                     ----------    ----------
Net Increase (Decrease)--Class R Shares              $   13,439         1,288
                                                     ==========    ==========
GLOBAL 60/40 PORTFOLIO

Insitutional Class Shares
  Shares Issued                                          36,294         3,537
  Shares Issued in Lieu of Cash Distributions                27             3
  Shares Redeemed                                          (442)          (44)
                                                     ----------    ----------
Net Increase (Decrease)--Institutional Shares        $   35,879         3,496
                                                     ==========    ==========
Class R Shares
  Shares Issued                                           2,397           235
  Shares Issued in Lieu of Cash Distributions                 4            --
  Shares Redeemed                                          (505)          (49)
                                                     ----------    ----------
Net Increase (Decrease)--Class R Shares              $    1,896           186
                                                     ==========    ==========
GLOBAL 25/75 PORTFOLIO

Institutional Class Shares
  Shares Issued                                          11,102         1,094
  Shares Issued in Lieu of Cash Distributions                13             1
  Shares Redeemed                                          (121)          (12)
                                                     ----------    ----------
Net Increase (Decrease)--Institutional Shares        $   10,994         1,083
                                                     ==========    ==========
Class R Shares
  Shares Issued                                             152            15
  Shares Issued in Lieu of Cash Distributions                --            --
  Shares Redeemed                                            --            --
                                                     ----------    ----------
Net Increase (Decrease)--Class R Shares              $      152            15
                                                     ==========    ==========

G.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Global Funds during the period from December 24, 2003 to May 31, 2004.

     The Global Funds, together with other Dimensional-advised portfolios, have also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Global Funds under the line of credit with the international custodian bank during the period from December 24, 2003 to May 31, 2004.

H. COMPONENTS OF NET ASSETS:

     At May 31, 2004, net assets consisted of (amounts in thousands):

                                                                      GLOBAL        GLOBAL        GLOBAL
                                                                      EQUITY        60/40         25/75
                                                                    PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                    ----------    ----------    ----------
Paid-in Capital                                                     $   87,851    $   37,775    $   11,146
Accumulated Net Investment Income (Loss)                                    75            13            (1)
Accumulated Net Realized Gain (Loss)                                      (696)         (145)          (17)
Undistributed Realized Foreign Exchange Gain (Loss)                         (2)           --            --
Unrealized Appreciation (Depreciation) of Investment Securities            (41)         (256)         (103)
Deferred Thailand Capital Gains Tax                                          3             1            --
                                                                    ----------    ----------    ----------
Total Net Assets                                                    $   87,190    $   37,388    $   11,025
                                                                    ==========    ==========    ==========

I.  SHAREHOLDER SERVICING FEES:

     The Class R shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in a Global Fund's Class R shares.

                          THE U.S. LARGE COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
COMMON STOCKS -- (87.5%)
   3M Co.                                                              244,400     $    20,666,464
   Abbott Laboratories                                                 487,700          20,098,117
   Ace, Ltd.                                                            87,100           3,586,778
 * ADC Telecommunications, Inc.                                        251,500             638,810
 # Adobe Systems, Inc.                                                  74,400           3,320,472
*# Advanced Micro Devices, Inc.                                        108,700           1,690,285
 * AES Corp.                                                           194,200           1,813,828
   Aetna, Inc.                                                          47,800           3,881,360
 * Affiliated Computer Services, Inc. Class A                           42,700           2,127,314
   AFLAC, Inc.                                                         159,900           6,491,940
 * Agilent Technologies, Inc.                                          148,300           3,811,310
   Air Products & Chemicals, Inc.                                       70,900           3,542,873
   Alberto-Culver Co. Class B                                           28,300           1,330,666
 # Albertson's, Inc.                                                   114,400           2,680,392
   Alcoa, Inc.                                                         271,400           8,494,820
*# Allegheny Energy, Inc.                                               39,600             564,300
   Allegheny Technologies, Inc.                                         25,200             302,652
   Allergan, Inc.                                                       40,900           3,636,010
 * Allied Waste Industries, Inc.                                        99,900           1,324,674
 # Allstate Corp.                                                      219,400           9,649,212
   Alltel Corp.                                                         97,400           4,931,362
*# Altera Corp.                                                        118,100           2,703,309
   Altria Group, Inc.                                                  638,400          30,624,048
   Ambac Financial Group, Inc.                                          33,300           2,302,695
   Amerada Hess Corp.                                                   28,000           1,976,520
   Ameren Corp.                                                         56,700           2,506,140
 # American Electric Power Co., Inc.                                   123,200           3,914,064
   American Express Co.                                                401,200          20,340,840
   American International Group, Inc.                                  813,800          59,651,540
   American Power Conversion Corp.                                      61,900           1,120,390
 * American Standard Companies, Inc.                                    67,500           2,532,600
   AmerisourceBergen Corp.                                              35,000           2,099,300
*# Amgen, Inc.                                                         402,400          22,011,280
   AmSouth Bancorporation                                              109,500           2,790,060
   Anadarko Petroleum Corp.                                             78,500           4,279,820
 # Analog Devices, Inc.                                                116,600           5,730,890
*# Andrew Corp.                                                         49,600             974,640
   Anheuser-Busch Companies, Inc.                                      254,100          13,535,907
*# Anthem, Inc.                                                         43,100           3,815,643
   AON Corp.                                                            97,900           2,704,977
   Apache Corp.                                                        101,100           4,080,396
   Apartment Investment & Management Co. Class A                        29,200             843,296
 * Apollo Group, Inc. (Class A)                                         54,900           5,149,620
*# Apple Computer, Inc.                                                115,300           3,235,318
 # Applera Corporation - Applied Biosystems Group                       64,300           1,246,134
 * Applied Materials, Inc.                                             524,500          10,469,020
 * Applied Micro Circuits Corp.                                         96,900             522,291
   Archer-Daniels Midland Co.                                          202,100           3,360,923
   Ashland, Inc.                                                        21,700           1,023,155
 # AT&T Corp.                                                          247,500           4,103,550
 * AT&T Wireless Services, Inc.                                        849,800          12,033,168
 # Autodesk, Inc.                                                       35,200           1,262,272
   Automatic Data Processing, Inc.                                     183,900     $     8,170,677
*# AutoNation, Inc.                                                     85,800           1,430,286
 * Autozone, Inc.                                                       27,200           2,359,600
*# Avaya, Inc.                                                         132,500           2,097,475
   Avery Dennison Corp.                                                 34,500           2,036,880
   Avon Products, Inc.                                                  73,500           6,516,510
   B B & T Corp.                                                       170,500           6,424,440
   Baker Hughes, Inc.                                                  104,400           3,552,732
   Ball Corp.                                                           17,500           1,195,425
 # Bank of America Corp.                                               640,659          53,257,983
   Bank of New York Co., Inc.                                          241,300           7,255,891
   Bank One Corp.                                                      349,200          16,918,740
   Bard (C.R.), Inc.                                                    16,200           1,817,154
   Bausch & Lomb, Inc.                                                  16,400           1,000,728
 # Baxter International, Inc.                                          190,300           5,983,032
   Bear Stearns Companies, Inc.                                         32,400           2,626,344
   Becton Dickinson & Co.                                               78,800           3,965,216
 * Bed, Bath and Beyond, Inc.                                           93,100           3,467,975
   Bellsouth Corp.                                                     571,100          14,254,656
   Bemis Co., Inc.                                                      33,500             922,925
 # Best Buy Co., Inc.                                                  101,300           5,344,588
 * Big Lots, Inc.                                                       36,400             532,168
*# Biogen Idec, Inc.                                                   102,200           6,351,730
 # Biomet, Inc.                                                         79,800           3,201,576
 * BJ Services, Co.                                                     49,700           2,081,933
   Black & Decker Corp.                                                 24,500           1,468,285
 # Block (H.&R.), Inc.                                                  55,600           2,716,060
*# BMC Software, Inc.                                                   70,200           1,238,328
 # Boeing Co.                                                          262,800          12,036,240
   Boise Cascade Corp.                                                  27,200             956,080
 * Boston Scientific Corp.                                             255,400          11,314,220
   Bristol Myers Squibb Co.                                            605,400          15,298,458
*# Broadcom Corp.                                                       94,400           3,984,624
   Brown-Forman Corp. Class B                                           37,800           1,816,290
   Brunswick Corp.                                                      29,200           1,182,600
   Burlington Northern Santa Fe Corp.                                  116,100           3,824,334
   Burlington Resources, Inc.                                           61,700           4,130,198
*# Calpine Corp.                                                       128,900             488,531
 # Campbell Soup Co.                                                   128,200           3,270,382
 # Capital One Financial Corp.                                          72,000           5,044,320
   Cardinal Health, Inc.                                               135,700           9,188,247
 * Caremark Rx, Inc.                                                   142,200           4,436,640
 # Carnival Corp.                                                      196,500           8,372,865
 # Caterpillar, Inc.                                                   108,300           8,160,405
 # Cendant Corp.                                                       314,300           7,210,042
   CenterPoint Energy, Inc.                                             95,500           1,035,220
   Centex Corp.                                                         39,000           1,891,110
   CenturyTel, Inc.                                                     45,000           1,345,050
   Charter One Financial, Inc.                                          69,400           3,050,824
 # ChevronTexaco Corp.                                                 333,600          30,157,440
*# Chiron Corp.                                                         58,500           2,617,875
   Chubb Corp.                                                          58,600           3,947,882
*# CIENA Corp.                                                         179,900             647,640
 # CIGNA Corp.                                                          44,000           2,983,200
   Cincinnati Financial Corp.                                           52,605           2,248,864
   Cinergy Corp.                                                        55,500           2,081,805

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Cintas Corp.                                                         53,400     $     2,423,292
   Circuit City Stores, Inc.                                            65,600             785,232
 * Cisco Sytems, Inc.                                                2,143,400          47,476,310
 # Citigroup, Inc.                                                   1,606,500          74,589,795
 * Citizens Communications Co.                                          88,700           1,126,490
 * Citrix Systems, Inc.                                                 51,200           1,077,760
 # Clear Channel Communications, Inc.                                  192,000           7,622,400
   Clorox Co.                                                           65,500           3,429,580
*# CMS Energy Corp.                                                     50,200             432,724
   Coca-Cola Co.                                                       762,600          39,159,510
   Coca-Cola Enterprises, Inc.                                         143,100           3,942,405
   Colgate-Palmolive Co.                                               166,100           9,500,920
 * Comcast Corp. Class A                                               702,100          20,325,795
   Comerica, Inc.                                                       54,700           3,096,567
   Computer Associates International, Inc.                             181,500           4,911,390
 * Computer Sciences Corp.                                              58,500           2,550,015
 * Compuware Corp.                                                     119,900             953,205
 * Comverse Technology, Inc.                                            60,100           1,061,967
   Conagra, Inc.                                                       167,500           4,710,100
   ConocoPhilips                                                       213,500          15,655,955
   Consolidated Edison, Inc.                                            75,000           2,944,500
   Constellation Energy Group                                           52,200           1,996,128
 * Convergys Corp.                                                      44,700             656,196
   Cooper Industries, Ltd.                                              28,700           1,633,030
   Cooper Tire & Rubber Co.                                             23,000             485,070
 # Coors (Adolph) Co. Class B                                           11,400             734,730
*# Corning, Inc.                                                       420,500           5,209,995
 # Costco Wholesale Corp.                                              142,900           5,398,762
   Countrywide Financial Corp.                                          86,100           5,553,450
 # Crane Co.                                                            18,500             558,515
 # CSX Corp.                                                            66,700           2,107,720
 # Cummins, Inc.                                                        13,300             774,592
   CVS Corp.                                                           123,600           5,151,648
 # Dana Corp.                                                           46,400             865,360
 # Danaher Corp.                                                        96,000           4,514,880
   Darden Restaurants, Inc.                                             51,400           1,156,500
   Deere & Co.                                                          75,900           4,986,630
 * Dell, Inc.                                                          798,600          28,094,748
   Delphi Automotive Systems Corp.                                     174,700           1,780,193
*# Delta Air Lines, Inc.                                                38,500             234,850
   Deluxe Corp.                                                         15,800             676,556
   Devon Energy Corp.                                                   72,600           4,309,536
   Dillards, Inc. Class A                                               26,000             520,260
   Disney (Walt) Co.                                                   638,600          14,987,942
 # Dollar General Corp.                                                105,100           2,038,940
   Dominion Resources, Inc.                                            101,200           6,372,564
   Donnelley (R.R.) & Sons Co.                                          68,200           2,063,732
   Dover Corp.                                                          63,400           2,470,064
   Dow Chemical Co.                                                    290,700          11,598,930
 # Dow Jones & Co., Inc.                                                25,500           1,222,215
   DTE Energy Co.                                                       52,700           2,119,067
   Duke Energy Corp.                                                   283,100           5,645,014
   DuPont (E.I.) de Nemours & Co., Inc.                                311,200          13,443,840
*# Dynegy, Inc.                                                        117,500             515,825
 * E Trade Group, Inc.                                                 116,600           1,330,406
 # Eastman Chemical Co.                                                 24,100           1,116,794
   Eastman Kodak Co.                                                    89,400           2,340,492
   Eaton Corp.                                                          47,900           2,794,965
 * eBay, Inc.                                                          201,500          17,893,200
   Ecolab, Inc.                                                         80,200           2,446,902
   Edison International                                                101,600     $     2,452,624
   El Paso Corp.                                                       200,100           1,442,721
*# Electronic Arts, Inc.                                                93,300           4,742,439
 # Electronic Data Systems Corp.                                       149,900           2,450,865
 * EMC Corp.                                                           754,400           8,479,456
 # Emerson Electric Co.                                                131,500           7,850,550
   Engelhard Corp.                                                      39,100           1,183,557
   Entergy Corp.                                                        71,400           3,899,154
 # EOG Resources, Inc.                                                  35,800           1,912,794
 # Equifax, Inc.                                                        43,400           1,063,734
   Equity Office Properties Trust                                      124,700           3,360,665
   Equity Residential Corp.                                             86,900           2,558,336
   Exelon Corp.                                                        205,400           6,839,820
 * Express Scripts, Inc. Class A                                        24,200           1,893,892
 # Exxon Mobil Corp.                                                 2,044,900          88,441,925
 # Family Dollar Stores, Inc.                                           53,700           1,684,032
   Federal Home Loan Mortgage Corporation                              214,700          12,536,333
   Federal National Mortgage Association                               303,000          20,513,100
   Federated Department Stores, Inc.                                    56,400           2,690,844
   Federated Investors, Inc.                                            33,900           1,009,542
   FedEx Corp.                                                          93,100           6,850,298
   Fifth Third Bancorp                                                 176,200           9,565,898
 # First Data Corp.                                                    277,800          12,025,962
 # First Horizon National Corp.                                         39,200           1,825,544
 # FirstEnergy Corp.                                                   102,800           4,009,200
 * Fiserv, Inc.                                                         60,700           2,295,674
 # Fluor Corp.                                                          25,600           1,034,752
 # Ford Motor Co.                                                      571,200           8,482,320
 * Forest Laboratories, Inc.                                           114,700           7,270,833
   Fortune Brands, Inc.                                                 45,400           3,418,620
   FPL Group, Inc.                                                      57,500           3,665,625
   Franklin Resources, Inc.                                             77,800           3,911,784
 # Freeport McMoran Copper & Gold, Inc. Class B                         61,100           2,054,793
   Gannett Co., Inc.                                                    84,500           7,419,100
   Gap, Inc.                                                           279,400           6,747,510
 * Gateway, Inc.                                                       117,100             474,255
 # General Dynamics Corp.                                               61,800           5,909,934
   General Electric Co.                                              3,181,800          99,017,616
 # General Mills, Inc.                                                 117,000           5,387,850
 # General Motors Corp.                                                175,300           7,956,867
 # Genuine Parts Co.                                                    54,300           2,043,852
 * Genzyme Corp.                                                        69,900           3,046,242
   Georgia-Pacific Corp.                                                79,100           2,833,362
   Gillette Co.                                                        314,100          13,534,569
   Golden West Financial Corp.                                          47,400           5,155,698
   Goodrich (B.F.) Co.                                                  36,600           1,025,898
*# Goodyear Tire & Rubber Co.                                           54,700             475,890
   Grainger (W.W.), Inc.                                                28,500           1,551,825
   Great Lakes Chemical Corp.                                           15,800             391,524
   Guidant Corp.                                                        97,200           5,281,848
   Halliburton Co.                                                     136,600           3,966,864
   Harley-Davidson, Inc.                                                94,500           5,432,805
   Harrahs Entertainment, Inc.                                          34,700           1,783,580
   Hartford Financial Services Group, Inc.                              91,000           6,016,920
   Hasbro, Inc.                                                         54,500           1,071,470
 # HCA, Inc.                                                           154,600           6,003,118
   Health Management Associates, Inc.                                   75,800           1,666,842

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Heinz (H.J.) Co.                                                    109,800     $     4,099,932
 * Hercules, Inc.                                                       34,600             366,068
   Hershey Foods Corp.                                                  40,500           3,593,565
 # Hewlett-Packard Co.                                                 951,500          20,209,860
   Hilton Hotels Corp.                                                 118,300           2,052,505
 # Home Depot, Inc.                                                    709,600          25,488,832
   Honeywell International, Inc.                                       267,900           9,028,230
 * Hospira, Inc.                                                        48,770           1,250,463
 * Humana, Inc.                                                         50,500             862,035
 # Huntington Bancshares, Inc.                                          71,500           1,620,905
 # Illinois Tool Works, Inc.                                            96,100           8,637,468
   IMS Health, Inc.                                                     74,700           1,858,536
   Ingersoll-Rand Co., Ltd. Class A                                     54,700           3,571,910
   Intel Corp.                                                       2,022,000          57,728,100
   International Business Machines Corp.                               529,900          46,943,841
   International Flavors & Fragrances, Inc.                             29,200           1,050,616
   International Game Technology                                       108,100           4,248,330
   International Paper Co.                                             149,900           6,285,307
*# Interpublic Group of Companies, Inc.                                129,400           1,860,772
 * Intuit, Inc.                                                         61,900           2,425,242
   ITT Industries, Inc.                                                 28,800           2,319,840
 * Jabil Circuit, Inc.                                                  62,400           1,766,544
   Janus Capital Group, Inc.                                            75,000           1,227,750
 * JDS Uniphase Corp.                                                  447,900           1,545,255
   Jefferson-Pilot Corp.                                                44,000           2,258,520
 # Johnson & Johnson                                                   925,600          51,565,176
   Johnson Controls, Inc.                                               58,800           3,170,496
   Jones Apparel Group, Inc.                                            39,400           1,515,718
   JP Morgan Chase & Co.                                               642,100          23,654,964
   KB Home Corp.                                                        14,600             961,848
 # Kellogg Co.                                                         128,600           5,452,640
 # Kerr-McGee Corp.                                                     31,400           1,546,450
   KeyCorp                                                             130,800           4,108,428
 # KeySpan Corp.                                                        49,600           1,755,840
   Kimberly Clark Corp.                                                156,400          10,306,760
   Kinder Morgan, Inc.                                                  38,400           2,304,000
 * King Pharmaceuticals, Inc.                                           75,200           1,004,672
 * KLA-Tencor Corp.                                                     61,200           2,948,616
   Knight Ridder, Inc.                                                  24,900           1,891,902
 * Kohls Corp.                                                         106,100           5,046,116
*# Kroger Co.                                                          232,300           3,877,087
 # Leggett and Platt, Inc.                                              59,800           1,511,744
 # Lehman Brothers Holdings, Inc.                                       86,500           6,543,725
 * Lexmark International Group, Inc.                                    40,100           3,782,232
   Lilly (Eli) & Co.                                                   350,500          25,821,335
 # Limited Brands, Inc.                                                145,200           2,802,360
   Lincoln National Corp.                                               55,500           2,635,695
   Linear Technology Corp.                                              97,400           3,862,884
   Liz Claiborne, Inc.                                                  34,000           1,166,200
   Lockheed Martin Corp.                                               140,700           6,970,278
   Loews Corp.                                                          57,900           3,336,777
 # Louisiana-Pacific Corp.                                              33,000             762,300
 # Lowe's Companies, Inc.                                              245,300          13,140,721
 * LSI Logic Corp.                                                     118,200             969,240
*# Lucent Technologies, Inc.                                         1,329,100           4,744,887
   M & T Bank Corp.                                                     38,000           3,441,660
   Manor Care, Inc.                                                     27,900             874,107
   Marathon Oil Corp.                                                  106,200           3,540,708
 # Marriott International, Inc. Class A                                 71,800           3,541,894
   Marsh & McLennan Co., Inc.                                          165,300     $     7,293,036
   Marshall & Isley Corp.                                               70,600           2,905,190
   Masco Corp.                                                         141,100           4,084,845
 # Mattel, Inc.                                                        134,100           2,344,068
 # Maxim Integrated Products, Inc.                                     102,300           5,199,909
 # May Department Stores Co.                                            90,000           2,579,400
   Maytag Corp.                                                         24,500             638,960
   MBIA, Inc.                                                           45,000           2,492,550
   MBNA Corp.                                                          398,500          10,121,900
 # McCormick & Co., Inc.                                                42,800           1,517,260
   McDonalds Corp.                                                     393,500          10,388,400
 # McGraw-Hill Companies, Inc.                                          59,600           4,644,032
   McKesson Corp.                                                       90,800           3,123,520
 # MeadWestavco Corp.                                                   62,700           1,731,774
 * Medco Health Solutions, Inc.                                         84,300           2,953,029
 * Medimmune, Inc.                                                      77,200           1,858,204
 # Medtronic, Inc.                                                     378,100          18,110,990
   Mellon Financial Corp.                                              134,200           3,950,848
   Merck & Co., Inc.                                                   693,800          32,816,740
 * Mercury Interactive Corp.                                            28,100           1,347,114
   Meredith Corp.                                                       15,700             823,622
   Merrill Lynch & Co., Inc.                                           302,800          17,199,040
   MetLife, Inc.                                                       237,100           8,428,905
   MGIC Investment Corp.                                                30,700           2,241,100
 * Micron Technology, Inc.                                             190,000           2,855,700
 # Microsoft Corp.                                                   3,366,600          88,709,910
 * Millipore Corp.                                                      15,200             835,848
   Molex, Inc.                                                          59,400           1,743,984
   Monsanto Co.                                                         82,900           2,860,050
 * Monster Worldwide, Inc.                                              35,300             893,443
 # Moody's Corp.                                                        46,400           3,034,096
   Morgan Stanley Dean Witter & Co.                                    342,200          18,311,122
 # Motorola, Inc.                                                      730,100          14,434,077
   Mylan Laboratories, Inc.                                             85,400           1,905,274
 * Nabors Industries, Ltd.                                              45,700           1,891,980
   National City Corp.                                                 189,000           6,707,610
 * National Semiconductor Corp.                                        111,000           2,405,370
*# Navistar International Corp.                                         21,500             815,925
 * NCR Corp.                                                            29,500           1,423,080
*# Network Appliance Corp.                                             107,600           2,130,480
   New York Times Class A                                               46,700           2,177,621
 # Newell Rubbermaid, Inc.                                              85,600           2,017,592
   Newmont Mining Corp.                                                134,800           5,352,908
 * Nextel Communications Corp. Class A                                 342,900           7,931,277
 # Nicor, Inc.                                                          13,700             455,936
   Nike, Inc. Class B                                                   82,100           5,841,415
 # NiSource, Inc.                                                       81,900           1,659,294
 * Noble Corp.                                                          41,900           1,443,874
 # Nordstrom, Inc.                                                      42,900           1,739,595
   Norfolk Southern Corp.                                              121,900           2,953,637
 # North Fork Bancorporation, Inc.                                      53,200           2,048,200
   Northern Trust Corp.                                                 68,800           2,954,960
   Northrop Grumman Corp.                                               58,200           6,002,166
 * Novell, Inc.                                                        117,500           1,070,425
 * Novellus Systems, Inc.                                               47,800           1,591,262
   Nucor Corp.                                                          24,400           1,606,740
*# Nvidia Corp.                                                         50,500           1,190,790
   Occidental Petroleum Corp.                                          121,100           5,352,620
 * Office Depot, Inc.                                                   96,900           1,583,346
   Omnicom Group, Inc.                                                  59,300           4,736,291

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Oracle Systems Corp.                                              1,630,400     $    18,456,128
   Paccar, Inc.                                                         54,600           3,046,680
 * Pactiv Corp.                                                         49,100           1,157,778
   Pall Corp.                                                           39,200             947,856
 * Parametric Technology Corp.                                          83,200             403,520
   Parker-Hannifin Corp.                                                37,000           2,055,720
   Paychex, Inc.                                                       117,700           4,414,927
 # Penney (J.C.) Co., Inc.                                              85,100           3,044,878
 # Peoples Energy Corp.                                                 11,700             484,614
 * Peoplesoft, Inc.                                                    113,400           2,027,592
 # Pepsi Bottling Group, Inc.                                           81,000           2,349,000
   Pepsico, Inc.                                                       533,400          28,467,558
   PerkinElmer, Inc.                                                    39,600             772,596
   Pfizer, Inc.                                                      2,378,100          84,042,054
*# PG&E Corp. (Holding Co.)                                            130,700           3,724,950
 * Phelps Dodge Corp.                                                   28,900           1,962,310
   Pinnacle West Capital Corp.                                          28,500           1,148,265
 # Pitney Bowes, Inc.                                                   72,900           3,231,657
 # Plum Creek Timber Co., Inc.                                          57,100           1,788,372
 * PMC Sierra, Inc.                                                     53,900             759,990
   PNC Financial Services Group                                         86,500           4,775,665
 * Power-One, Inc.                                                      26,000             262,080
   PPG Industries, Inc.                                                 53,400           3,193,320
   PPL Corp.                                                            55,300           2,386,195
   Praxair, Inc.                                                       101,400           3,750,786
   Principal Financial Group, Inc.                                     100,000           3,495,000
   Procter & Gamble Co.                                                403,000          43,451,460
 # Progress Energy, Inc.                                                76,400           3,255,404
   Progressive Corp.                                                    67,700           5,806,629
   ProLogis                                                             56,500           1,811,390
 * Providian Financial Corp.                                            90,500           1,230,800
 # Prudential Financial, Inc.                                          168,600           7,468,980
   Public Service Enterprise Group, Inc.                                73,700           3,107,192
   Pulte Homes Inc.                                                     39,100           2,062,525
*# Q Logic Corp.                                                        29,600             908,720
   Qualcomm, Inc.                                                      251,200          16,847,984
   Quest Diagnostics, Inc.                                              32,300           2,782,645
*# Qwest Communications International, Inc.                            550,800           2,065,500
   Radioshack Corp.                                                     51,200           1,555,968
   Raytheon Co.                                                        138,400           4,601,800
   Reebok International, Ltd.                                           18,400             667,000
   Regions Financial Corp.                                              69,200           2,630,984
 # RJ Reynolds Tobacco Holdings, Inc.                                   26,300           1,478,060
   Robert Half International, Inc.                                      53,400           1,494,132
   Rockwell Collins, Inc.                                               55,600           1,670,224
   Rockwell International Corp.                                         58,400           1,977,424
   Rohm & Haas Co.                                                      69,400           2,674,676
*# Rowan Companies, Inc.                                                32,500             714,350
   Ryder System, Inc.                                                   20,300             754,145
   Sabre Holdings Corp.                                                 43,700           1,114,350
 # Safeco Corp.                                                         43,200           1,812,240
*# Safeway, Inc.                                                       137,900           3,111,024
 * Saint Jude Medical, Inc.                                             53,800           4,102,788
   Saint Paul Companies, Inc.                                          211,227           8,381,487
 * Sanmina Corp.                                                       161,800           1,711,844
 # Sara Lee Corp.                                                      246,700           5,649,430
   SBC Communications, Inc.                                          1,031,700          24,451,290
   Schering-Plough Corp.                                               458,900           7,755,410
   Schlumberger, Ltd.                                                  183,600          10,496,412
 # Schwab (Charles) Corp.                                              423,100           4,146,380
 # Scientific-Atlanta, Inc.                                             47,600     $     1,638,392
 * Sealed Air Corp.                                                     26,500           1,332,155
 # Sears, Roebuck & Co.                                                 69,300           2,633,400
   Sempra Energy                                                        70,900           2,365,933
 # Sherwin-Williams Co.                                                 45,400           1,784,220
 * Siebel Systems, Inc.                                                154,700           1,670,760
   Sigma-Aldrich Corp.                                                  21,600           1,233,576
   Simon Property Group, Inc.                                           63,600           3,279,852
   SLM Corp.                                                           140,700           5,393,031
   Snap-On, Inc.                                                        18,200             612,066
 * Solectron Corp.                                                     299,900           1,649,450
 # Southern Co.                                                        228,400           6,605,328
   SouthTrust Corp.                                                    103,000           3,488,610
   Southwest Airlines Co.                                              246,300           3,820,113
 # Sprint Corp.                                                        443,300           7,873,008
 # Stanley Works                                                        25,300           1,101,815
   Staples, Inc.                                                       155,800           4,296,964
 * Starbucks Corp.                                                     123,500           5,019,040
   Starwood Hotels and Resorts Worldwide, Inc.                          63,700           2,686,866
   State Street Corp.                                                  104,600           5,064,732
   Stryker Corp.                                                       124,400           6,325,740
 * Sun Microsystems, Inc.                                            1,025,300           4,337,019
 * Sungard Data Systems, Inc.                                           89,600           2,482,816
   Sunoco, Inc.                                                         24,100           1,482,873
 # Suntrust Banks, Inc.                                                 88,100           5,733,548
   Supervalu, Inc.                                                      41,900           1,299,738
 * Symantec Corp.                                                       97,100           4,447,180
   Symbol Technologies, Inc.                                            72,100           1,062,033
   Synovus Financial Corp.                                              94,100           2,423,075
   Sysco Corp.                                                         201,100           7,541,250
   T. Rowe Price Group, Inc.                                            39,300           1,892,688
   Target Corp.                                                        284,200          12,703,740
 # Teco Energy, Inc.                                                    58,600             712,576
   Tektronix, Inc.                                                      26,400             833,184
 * Tellabs, Inc.                                                       129,600           1,029,024
   Temple-Inland, Inc.                                                  17,000           1,110,440
 * Tenet Healthcare Corp.                                              145,000           1,728,400
 * Teradyne, Inc.                                                       59,600           1,328,484
   Texas Instruments, Inc.                                             540,300          14,107,233
 # Textron, Inc.                                                        43,000           2,349,950
   The Goldman Sachs Group, Inc.                                       150,800          14,161,628
 * Thermo-Electron Corp.                                                51,600           1,588,248
 # Thomas & Betts Corp.                                                 18,200             445,172
   Tiffany & Co.                                                        45,700           1,616,409
 * Time Warner, Inc.                                                 1,420,300          24,201,912
   TJX Companies, Inc.                                                 157,000           3,910,870
   Torchmark Corp.                                                      35,300           1,912,907
 * Toys R Us, Inc.                                                      66,600           1,046,952
 * Transocean, Inc.                                                     99,800           2,667,654
   Tribune Co.                                                         103,100           4,978,699
   TXU Corp.                                                           101,000           3,774,370
 # Tyco International, Ltd.                                            623,700          19,203,723
   U.S. Bancorp                                                        598,800          16,826,280
   Union Pacific Corp.                                                  80,700           4,706,424
   Union Planters Corp.                                                 58,800           1,770,468
 * Unisys Corp.                                                        103,400           1,402,104
   United Parcel Service, Inc.                                         352,200          25,259,784
 # United States Steel Corp.                                            35,300           1,071,708
   United Technologies Corp.                                           161,100          13,630,671
 # Unitedhealth Group, Inc.                                            195,200          12,736,800

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Univision Communications, Inc. Class A                              100,600     $     3,274,530
   Unocal Corp.                                                         80,800           2,878,904
 # UnumProvident Corp.                                                  92,400           1,345,344
 # UST, Inc.                                                            51,700           1,931,512
 # Valero Energy Corp.                                                  40,500           2,677,455
*# Veritas Software Co.                                                133,500           3,551,100
   Verizon Communications, Inc.                                        861,400          29,787,212
 # VF Corp.                                                             33,700           1,583,226
   Viacom, Inc. Class B                                                545,600          20,127,184
   Visteon Corp.                                                        40,700             446,072
 # Vulcan Materials Co.                                                 31,700           1,418,892
   Wachovia Corp.                                                      410,000          19,356,100
   Walgreen Co.                                                        319,700          11,192,697
   Wal-Mart Stores, Inc.                                             1,349,800          75,224,354
   Washington Mutual, Inc.                                             280,500          12,252,240
 # Waste Management, Inc.                                              179,900           5,173,924
 * Waters Corp.                                                         37,900           1,746,432
 * Watson Pharmaceuticals, Inc.                                         33,700           1,258,695
 * Wellpoint Health Networks, Inc.                                      48,400           5,398,536
 # Wells Fargo & Co.                                                   527,700          31,028,760
   Wendy's International, Inc.                                          35,600           1,345,324
   Weyerhaeuser Co.                                                     73,200           4,427,136
 # Whirlpool Corp.                                                      21,700           1,443,701
   Williams Companies, Inc.                                            161,600           1,924,656
 # Winn-Dixie Stores, Inc.                                              44,200             279,786
   Worthington Industries, Inc.                                         26,900             514,866
 # Wrigley (Wm.) Jr. Co.                                                70,100           4,402,280
   Wyeth                                                               415,400          14,954,400
   XCEL Energy, Inc.                                                   124,400           2,113,556
*# Xerox Corp.                                                         248,800           3,368,752
 # Xilinx, Inc.                                                        107,600           3,925,248
 # XL Capital, Ltd.                                                     42,800           3,195,020
*# Yahoo!, Inc.                                                        415,000          12,723,900
 * Yum! Brands, Inc.                                                    91,800           3,442,500
 * Zimmer Holdings, Inc.                                                75,400           6,435,390
   Zions Bancorp                                                        28,000           1,716,400
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $2,587,575,053)                                                              3,253,108,973
                                                                                   ---------------

                                                                    FACE
                                                                    AMOUNT             VALUE+
                                                               ---------------     ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (12.5%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 0.89%, 06/01/04
   (Collateralized by $65,199,000
   FHLB Floating Rate Notes,
   10/03/05, valued at $65,117,501) to
   be repurchased at $64,161,344
   (Cost $64,155,000)                                          $        64,155     $    64,155,000
 Repurchase Agreement, Merrill Lynch
   Triparty Repo 0.96%, 06/01/04 (Collateralized by
   $392,750,000 U.S. Treasury Obligations rates ranging
   from 1.875% to 6.75%, maturities ranging from 05/15/05
   to 11/30/05, valued at $410,731,038) to be repurchased
   at $402,719,403 (Cost $402,676,451)^                                402,676         402,676,451
                                                                                   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $466,831,451)                                                                 466,831,451
                                                                                   ---------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,054,406,505)++                                                          $ 3,719,940,424
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities.
 #  Total or Partial Securities on Loan.
 ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $3,216,721,011.

                 See accompanying Notes to Financial Statements.

                         THE U.S. LARGE CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
COMMON STOCKS -- (85.3%)
 * 3COM Corp.                                                          606,100     $     3,921,467
   A. G. Edwards, Inc.                                                  17,500             654,500
*# Advanced Micro Devices, Inc.                                        504,800           7,849,640
   Aetna, Inc.                                                         539,626          43,817,631
 * Agere Systems, Inc. Class A                                           8,652              21,976
 * Agere Systems, Inc. Class B                                         212,364             520,292
 # Albertson's, Inc.                                                   538,100          12,607,683
 * Allegheny Corp.                                                      17,934           4,779,411
   Alliant Energy Corp.                                                212,900           5,318,242
 * Allied Waste Industries, Inc.                                       255,800           3,391,908
 * Allmerica Financial Corp.                                            98,000           3,150,700
   Allstate Corp.                                                    1,618,800          71,194,824
   Ambac Financial Group, Inc.                                          23,200           1,604,280
   Amerada Hess Corp.                                                  196,432          13,866,135
   American Financial Group, Inc.                                      177,400           5,359,254
   American National Insurance Co.                                      46,700           4,380,927
*# American Tower Corp.                                                336,000           4,646,880
*# Americredit Corp.                                                   374,000           6,619,800
   Anadarko Petroleum Corp.                                            627,078          34,188,293
   Apache Corp.                                                        129,990           5,246,396
 * Apple Computer, Inc.                                                197,300           5,536,238
 * Applied Micro Circuits Corp.                                        213,200           1,149,148
   Archer-Daniels Midland Co.                                        2,475,260          41,163,574
 * Arrow Electronics, Inc.                                             308,200           8,392,286
   Ashland, Inc.                                                       297,600          14,031,840
   Astoria Financial Corp.                                              40,500           1,549,935
   AT&T Corp.                                                        1,937,780          32,128,392
 * AT&T Wireless Services, Inc.                                      5,388,737          76,304,516
*# AutoNation, Inc.                                                  2,057,600          34,300,192
 * Avnet, Inc.                                                         199,900           4,677,660
   AVX Corp.                                                           125,400           1,986,336
   Bank of America Corp.                                                82,170           6,830,792
   Bank of Hawaii Corp.                                                327,500          14,229,875
 * Barnes & Noble, Inc.                                                 13,000             389,220
   Bausch & Lomb, Inc.                                                  11,800             720,036
   Bear Stearns Companies, Inc.                                        373,770          30,297,796
   Belo Corp. Class A                                                  324,200           9,537,964
 * Big Lots, Inc.                                                      253,500           3,706,170
 # Blockbuster, Inc. Class A                                            23,300             364,878
   Boise Cascade Corp.                                                 213,400           7,501,010
   Borders Group, Inc.                                                  34,000             776,220
   Borg-Warner, Inc.                                                   201,600           8,354,304
   Bowater, Inc.                                                       168,400           7,111,532
   Burlington Northern Santa Fe Corp.                                1,283,000          42,262,020
 * Caesars Entertainment, Inc.                                         845,900          11,648,043
 * Cavco Industries, Inc.                                               11,450             434,402
 # Cendant Corp.                                                       311,800           7,152,692
*# CheckFree Corp.                                                      56,200           1,723,092
   Chubb Corp.                                                         258,900          17,442,093
*# CIENA Corp.                                                         164,600             592,560
   Cincinnati Financial Corp.                                          579,159          24,759,047
   Circuit City Stores, Inc.                                           531,900           6,366,843
   Clear Channel Communications, Inc.                                1,428,466          56,710,100
*# CNA Financial Corp.                                                 635,600          19,080,712
   Coca-Cola Enterprises, Inc.                                       1,785,400          49,187,770
 * Comcast Corp. Class A                                             2,432,666     $    70,425,681
 * Comcast Corp. Special Class A Non-Voting                            927,100          26,283,285
   Commerce Group, Inc.                                                 93,100           4,219,292
   Commercial Federal Corp.                                             98,900           2,771,178
 * Compuware Corp.                                                      35,800             284,610
 * Comverse Technology, Inc.                                           111,500           1,970,205
   ConocoPhilips                                                       220,400          16,161,932
*# Corning, Inc.                                                       998,300          12,368,937
   Countrywide Financial Corp.                                         819,999          52,889,935
*# Cox Communications, Inc.                                          1,421,400          44,646,174
*# Crown Castle International Corp.                                    468,900           6,906,897
 # CSX Corp.                                                           577,800          18,258,480
 # Cummins, Inc.                                                       143,100           8,334,144
   Curtiss-Wright Corp-Cl B W/I                                         27,130           1,214,067
 # Dana Corp.                                                          510,700           9,524,555
*# Delta Air Lines, Inc.                                               402,500           2,455,250
 # Diamond Offshore Drilling, Inc.                                     298,241           6,737,264
   Dillards, Inc. Class A                                               48,900             978,489
   Disney (Walt) Co.                                                   906,600          21,277,902
 # Eastman Chemical Co.                                                108,200           5,013,988
   Electronic Data Systems Corp.                                       746,200          12,200,370
   Federated Department Stores, Inc.                                   618,200          29,494,322
   First American Financial Corp.                                      156,500           4,062,740
   First Citizens Bancshares, Inc.                                      10,300           1,194,800
   Florida East Coast Industries, Inc.                                  68,139           2,465,269
   Foot Locker, Inc.                                                   175,000           4,130,000
 # Ford Motor Co.                                                    4,185,900          62,160,615
 # General Motors Corp.                                              1,395,700          63,350,823
   Georgia-Pacific Corp.                                               684,200          24,508,044
*# Goodyear Tire & Rubber Co.                                          203,900           1,773,930
   Harris Corp.                                                        151,400           7,000,736
   Hartford Financial Services Group, Inc.                             487,000          32,200,440
   Hearst-Argyle Television, Inc.                                      238,600           6,239,390
   Helmerich & Payne, Inc.                                             146,800           3,662,660
   Hibernia Corp.                                                      274,500           6,588,000
   Hollinger International, Inc. Class A                               257,600           4,533,760
   Horton (D.R.), Inc.                                                 818,872          23,665,401
 * Human Genome Sciences, Inc.                                          23,900             259,793
 * Humana, Inc.                                                        618,900          10,564,623
   Ikon Office Solutions, Inc.                                         123,700           1,363,174
   Independence Community Bank Corp.                                    12,500             469,000
 * Ingram Micro, Inc.                                                  336,900           4,868,205
 * Instinet Group, Inc.                                                 15,200             100,168
*# InterActiveCorp                                                   1,496,500          46,780,590
   International Paper Co.                                           1,215,775          50,977,446
*# Invitrogen Corp.                                                     50,100           3,479,445
 * JDS Uniphase Corp.                                                1,095,700           3,780,165
   JP Morgan Chase & Co.                                             2,244,400          82,683,696
 # Kerr-McGee Corp.                                                    207,658          10,227,156
   KeyCorp                                                             941,600          29,575,656
 # Labranche & Co., Inc.                                                19,700             176,512
   LaFarge North America, Inc.                                         257,500          11,345,450
   Lear Corp.                                                          110,900           6,568,607
*# Level 3 Communications, Inc.                                        195,500             762,450

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Liberty Media Corp.                                               6,276,100     $    68,911,578
   Lincoln National Corp.                                              418,500          19,874,565
   Loews Corp.                                                         636,800          36,698,784
 # Louisiana-Pacific Corp.                                              94,500           2,182,950
 * LSI Logic Corp.                                                     647,300           5,307,860
   Lubrizol Corp.                                                      182,000           6,026,020
*# Lucent Technologies, Inc.                                         1,193,800           4,261,866
   Lyondell Chemical Co.                                               447,200           7,387,744
   Manulife Financial Corp.                                            425,285          16,509,564
   Marathon Oil Corp.                                                  961,450          32,054,743
 # May Department Stores Co.                                            63,100           1,808,446
   MBIA, Inc.                                                          327,250          18,126,378
 # MeadWestavco Corp.                                                  758,431          20,947,864
   MetLife, Inc.                                                     1,830,500          65,074,275
*# Metro-Goldwyn-Mayer, Inc.                                           261,100           3,104,479
   MGIC Investment Corp.                                               116,900           8,533,700
 * MGM Grand, Inc.                                                     390,100          17,324,341
 * Micron Technology, Inc.                                             767,000          11,528,010
*# Mony Group, Inc.                                                     51,200           1,599,488
   Nationwide Financial Services, Inc.                                  94,300           3,446,665
   Norfolk Southern Corp.                                            1,537,600          37,256,048
   Northrop Grumman Corp.                                              427,771          44,116,023
   Nucor Corp.                                                          15,000             987,750
   Occidental Petroleum Corp.                                          650,800          28,765,360
 # Odyssey Re Holdings Corp.                                            50,500           1,275,125
   Old Republic International Corp.                                    501,412          11,412,137
 * Owens-Illinois, Inc.                                                314,400           4,662,552
 * Pacificare Health Systems, Inc.                                      50,000           1,846,500
 * Pactiv Corp.                                                         55,100           1,299,258
*# PanAmSat Corp.                                                      350,100           8,132,823
 # Peabody Energy Corp.                                                 54,600           2,715,804
 # Penney (J.C.) Co., Inc.                                           1,120,000          40,073,600
   PepsiAmericas, Inc.                                                 192,000           4,078,080
 * Phelps Dodge Corp.                                                  287,085          19,493,072
 # PMI Group, Inc.                                                     191,100           8,249,787
   Pogo Producing Co.                                                   69,200           3,147,216
*# Pride International, Inc.                                           303,400           4,769,448
   Principal Financial Group, Inc.                                     746,100          26,076,195
   Protective Life Corp.                                               141,500           5,232,670
 * Providian Financial Corp.                                           483,100           6,570,160
   Pulte Homes Inc.                                                    248,400          13,103,100
 # Questar Corp.                                                       251,000           9,199,150
*# Qwest Communications International, Inc.                          2,000,600           7,502,250
   Radian Group, Inc.                                                  211,300           9,719,800
 * Radio One, Inc.                                                      22,900             395,712
   Rayonier, Inc.                                                          500              21,000
   Raytheon Co.                                                      1,311,300          43,600,725
   Reinsurance Group of America, Inc.                                  114,100           4,535,475
 * Rite Aid Corp.                                                      969,800           4,868,396
 # RJ Reynolds Tobacco Holdings, Inc.                                  251,326          14,124,521
   Ryder System, Inc.                                                  275,400          10,231,110
 # Safeco Corp.                                                        486,400          20,404,480
   Saint Paul Companies, Inc.                                          695,326          27,590,536
   Saks, Inc.                                                          743,200          11,155,432
 * Sanmina Corp.                                                       639,900           6,770,142
   SBC Communications, Inc.                                            430,200          10,195,740
 # Sears, Roebuck & Co.                                                493,500          18,753,000
 * Service Corp. International                                         237,100           1,707,120
 * Smithfield Foods, Inc.                                               68,400           1,982,916
*# Smurfit-Stone Container Corp.                                       617,026          11,205,192
 * Solectron Corp.                                                   1,155,300     $     6,354,150
 # Sovereign Bancorp, Inc.                                             781,020          16,987,185
 # Sprint Corp.                                                      2,161,500          38,388,240
   StanCorp Financial Group, Inc.                                       20,000           1,281,800
   Starwood Hotels and Resorts Worldwide, Inc.                         573,500          24,190,230
   Steelcase, Inc. Class A                                              47,400             559,320
 * Sun Microsystems, Inc.                                            2,143,700           9,067,851
   Sunoco, Inc.                                                        298,800          18,385,164
   Supervalu, Inc.                                                     565,200          17,532,504
*# Tech Data Corp.                                                     119,000           4,776,660
 # Telephone & Data Systems, Inc.                                       89,300           6,398,345
 * Tellabs, Inc.                                                       716,800           5,691,392
   Temple-Inland, Inc.                                                 131,300           8,576,516
 * Tenet Healthcare Corp.                                            1,047,300          12,483,816
 # Textron, Inc.                                                       123,000           6,721,950
 * The DIRECTV Group, Inc.                                             680,337          11,980,735
 # Thomas & Betts Corp.                                                 46,900           1,147,174
   Tidewater, Inc.                                                     100,900           2,788,876
 * Time Warner, Inc.                                                 7,039,080         119,945,923
   Torchmark Corp.                                                     127,200           6,892,968
 * Toys R Us, Inc.                                                     819,300          12,879,396
 * Triad Hospitals, Inc.                                               147,000           5,197,920
 # Tyson Foods, Inc. Class A                                           912,556          18,725,649
   Union Pacific Corp.                                                 824,200          48,067,344
   Unionbancal Corp.                                                    86,600           4,987,294
 * Unisys Corp.                                                        113,200           1,534,992
 * United States Cellular Corp.                                        122,800           4,372,908
 # United States Steel Corp.                                           326,200           9,903,432
   Unitrin, Inc.                                                       223,800           8,974,380
 # UnumProvident Corp.                                                 913,089          13,294,576
 # Valero Energy Corp.                                                 306,800          20,282,548
   Valhi, Inc.                                                         158,500           1,759,350
 * VeriSign, Inc.                                                      166,300           3,016,682
   Viacom, Inc. Class B                                              3,061,100         112,923,979
*# Vishay Intertechnology, Inc.                                        315,716           5,957,561
 * Vitesse Semiconductor, Inc.                                           2,800              15,288
 * WebMD Corp.                                                          25,800             228,588
   Weis Markets, Inc.                                                   20,800             710,320
   Wesco Financial Corp.                                                13,540           5,103,903
 * Westport Resources Corp.                                             30,800           1,065,680
 # Weyerhaeuser Co.                                                    565,400          34,195,392
   Worthington Industries, Inc.                                        133,200           2,549,448
*# Xerox Corp.                                                          75,000           1,015,500
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $2,572,821,731)                                                              3,122,322,882
                                                                                   ---------------

                                                                    FACE
                                                                   AMOUNT
                                                                    (000)
                                                               ---------------
TEMPORARY CASH INVESTMENTS -- (14.7%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.89%,
   06/01/04 (Collateralized by $67,332,000 FNMA Discount
   Notes, 12/10/04, valued at $66,827,010) to be
   repurchased at $65,845,511 (Cost $65,839,000)               $        65,839          65,839,000

                                                                    FACE
                                                                    AMOUNT             VALUE+
                                                               ---------------     ---------------
                                                                    (000)
  Repurchase Agreement, Merrill Lynch Triparty Repo 0.96%,
   06/01/04 (Collateralized by $471,136,000 U.S. Treasury
   Obligations rates ranging from 1.625% to 6.00%,
   maturities ranging from 08/15/04 to 02/15/12, valued at
   $483,699,189) to be repurchased at $474,263,981
   (Cost $474,213,398)^                                        $       474,213     $   474,213,398
                                                                                   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $540,052,398)                                                                  540,052,398
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,112,874,129)++                                                          $ 3,662,375,280
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities.
 #  Total or Partial Securities on Loan.
 ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $3,112,874,157.

                 See accompanying Notes to Financial Statements.

                               THE U.S. SMALL CAP SERIES

                                 SCHEDULE OF INVESTMENTS

                                      MAY 31, 2004
                                      (UNAUDITED)


                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
COMMON STOCKS -- (92.0%)
 * 1-800 CONTACTS, Inc.                                                 23,636     $       347,449
 * 1-800-FLOWERS.COM, Inc.                                              47,097             451,660
   1st Source Corp.                                                     34,441             781,811
 # 21st Century Holding Co.                                              1,100              21,461
   21st Century Insurance Group                                         76,800           1,005,312
 * 24/7 Real Media, Inc.                                                 3,180              18,476
 * 3-D Systems Corp.                                                    22,000             265,958
 * 4Kids Entertainment, Inc.                                            23,500             508,775
 * 7-Eleven, Inc.                                                       16,600             285,022
*# 8X8, Inc.                                                            19,200              50,880
 * 99 Cents Only Stores                                                  5,500             106,755
 * @Road, Inc.                                                          94,700             841,883
 * A. B. Watley Group, Inc.                                              9,400               1,880
 * A.C. Moore Arts & Crafts, Inc.                                       34,900             924,850
 * A.D.A.M., Inc.                                                          700               1,470
*# aaiPharma, Inc.                                                      47,250             217,822
 * Aames Financial Corp.                                                   240                 706
 * AAON, Inc.                                                           13,100             250,996
 * AAR Corp.                                                            58,083             556,435
   Aaron Rents, Inc. Class A                                             5,700             151,050
   Aaron Rents, Inc. Class B                                            21,600             642,600
 * Abaxis, Inc.                                                         18,300             341,661
   ABC Bancorp                                                           8,310             163,458
 * Abgenix, Inc.                                                       150,134           2,270,026
*# Abiomed, Inc.                                                        38,270             472,634
 * Able Laboratories, Inc.                                              30,200             561,720
 * Ablest, Inc.                                                          2,100              11,130
   ABM Industries, Inc.                                                 87,600           1,666,152
   Abrams Industries, Inc.                                                 200                 840
 * ABX Air, Inc.                                                        66,600             299,700
 * Acacia Research-Acacia Technologies Common Stock                     20,960             129,952
 * Acacia Research-CombiMatrix Corp.                                    10,434              41,214
 * Accelrys, Inc.                                                       52,900             528,471
 * Access Pharmaceuticals, Inc.                                         26,300             147,543
*# Acclaim Entertainment, Inc.                                          55,700              23,450
 * Accredo Health, Inc.                                                 44,343           1,613,198
 * Ace Cash Express, Inc.                                               23,042             548,400
 * Ace Comm Corp.                                                        7,500              18,300
   Aceto Corp.                                                          28,550             458,798
 * Aclara Biosciences, Inc.                                             60,171             228,650
 * Acme Communications, Inc.                                            28,600             221,364
 * Acme United Corp.                                                     3,400              23,800
 * ACT Manufacturing, Inc.                                               4,600                  25
 * ACT Teleconferencing, Inc.                                           25,700              66,075
 * Actel Corp.                                                          46,200             922,152
 * Acterna Corp.                                                       122,100               3,052
   Action Performance Companies, Inc.                                   33,000             499,950
 * ActivCard Corp.                                                      74,043             473,135
 * Active Power, Inc.                                                   76,200             266,700
 * Activision, Inc.                                                     97,214           1,537,925
 * Actuant Corp.                                                        42,480           1,454,090
 * Actuate Corp.                                                       110,500             413,270
   Acuity Brands, Inc.                                                  27,700             683,082
   Adams Resources & Energy, Inc.                                        4,200              58,380
 * Adaptec, Inc.                                                       187,800     $     1,538,082
*# Addvantage Technologies Group, Inc.                                   1,700               9,222
 * ADE Corp.                                                            13,300             279,300
 * Adept Technology, Inc.                                                7,000               6,650
 * Administaff, Inc.                                                    47,800             790,612
 * Adolor Corp.                                                         69,800             974,408
 * Advanced Digital Information Corp.                                  115,500           1,033,725
 * Advanced Energy Industries, Inc.                                     55,300             847,749
 * Advanced Magnetics, Inc.                                             12,300             120,663
   Advanced Marketing Services, Inc.                                    32,350             358,114
 * Advanced Materials Group, Inc.                                          237                 115
 * Advanced Medical Optics, Inc.                                        52,400           1,839,240
 * Advanced Neuromodulation Systems, Inc.                               33,200           1,083,316
 * Advanced Nutraceuticals, Inc.                                           700               3,150
*# Advanced Photonix, Inc. Class A                                       9,000              21,240
 * Advanced Power Technology, Inc.                                      18,195             240,356
   Advanta Corp. Class A                                                18,317             296,003
   Advanta Corp. Class B Non-Voting                                     30,994             491,565
 * Advent Software, Inc.                                                59,400           1,123,848
   Advo, Inc.                                                           53,850           1,724,277
 * Aehr Test Systems                                                     7,100              28,400
 * AEP Industries, Inc.                                                 13,000             138,437
 * AeroCentury Corp.                                                       300                 771
 * Aeroflex, Inc.                                                      133,450           1,702,822
 * Aeropostale, Inc.                                                   102,250           2,688,152
 * Aerosonic Corp.                                                       3,900              27,300
 * Aether Systems, Inc.                                                 74,742             254,870
 * Aetrium, Inc.                                                         9,300              85,374
 * AFC Enterprises, Inc.                                                39,800             805,950
*# Affiliated Managers Group, Inc.                                      39,150           1,908,562
 * Affinity Technology Group, Inc.                                      29,100               2,386
 * Aftermarket Technology Corp.                                         41,150             602,436
 * Agile Software Corp.                                                 89,900             719,200
*# Agility Capital, Inc.                                                 5,900                  38
   Agilysys, Inc.                                                       57,788             711,370
 * Air Methods Corp.                                                    19,470             154,592
   Airgas, Inc.                                                         62,500           1,361,250
 * Airnet Systems, Inc.                                                 17,400              74,472
 * Airspan Networks, Inc.                                               62,500             346,875
 * Airtran Holdings, Inc.                                              151,400           2,107,488
 * AK Steel Holding Corp.                                              195,400             894,932
*# Akamai Technologies, Inc.                                           165,213           2,455,065
*# Akorn, Inc.                                                          19,500              64,350
*# Aksys, Ltd.                                                          53,000             322,240
   Alabama National Bancorporation                                      27,689           1,421,553
   Alamo Group, Inc.                                                    12,500             195,625
 * Alaris Medical, Inc.                                                114,300           2,540,889
 * Alaska Air Group, Inc.                                               48,200             992,920
 * Alaska Communications Systems Group, Inc.                            22,200             143,190
   Albany International Corp. Class A                                   50,272           1,532,793
 * Albany Molecular Research, Inc.                                      56,978             720,202
   Albemarle Corp.                                                      74,581           2,146,441
 * Alcide Corp.                                                          2,300              47,288
 * Alderwoods Group, Inc.                                                6,000              77,460

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Aldila, Inc.                                                          4,633     $        70,468
   Alexander & Baldwin, Inc.                                            58,000           1,848,460
 * Alexion Pharmaceuticals, Inc.                                        39,500             791,975
   Alfa Corp.                                                          144,161           1,967,798
   Alico, Inc.                                                           7,000             247,100
 * Align Technology, Inc.                                              106,612           2,032,025
 * Alkermes, Inc.                                                      157,411           2,266,718
 * All American Semiconductor, Inc.                                      4,000              36,440
*# Allegheny Energy, Inc.                                              151,400           2,157,450
   Allegheny Technologies, Inc.                                        145,700           1,749,857
   Allen Organ Co. Class B                                                 800              40,000
 * Alliance Gaming Corp.                                                90,860           1,971,662
 * Alliance Imaging, Inc.                                               86,400             331,776
 * Alliance Semiconductor Corp.                                         62,500             373,125
 * Allied Defense Group, Inc.                                           12,400             217,496
 * Allied Healthcare International, Inc.                                36,000             181,080
 * Allied Healthcare Products, Inc.                                      6,700              36,381
 * Allied Holdings, Inc.                                                 8,300              42,330
 * Allied Motion Technologies, Inc.                                      2,900              14,993
 * Allmerica Financial Corp.                                            40,600           1,305,290
*# Allos Therapeutics, Inc.                                             55,700             103,045
 * Allou Health Care, Inc. Class A                                       7,100                   1
 * Alloy, Inc.                                                          71,200             356,712
 * Allscripts Healthcare Solutions, Inc.                                66,000             543,774
 * Almost Family, Inc.                                                   1,600              12,648
 * Alpha Technologies Group, Inc.                                        7,100               9,940
   Alpharma, Inc. Class A                                               70,700           1,384,306
 * Alpine Group, Inc.                                                   13,500              27,567
 * Alteon, Inc.                                                         61,700              80,210
*# Alterra Healthcare Corp.                                              4,900                   0
 * Altiris, Inc.                                                        47,200           1,262,600
   Ambassadors Group, Inc.                                               9,800             201,782
   Ambassadors, Inc.                                                     9,800             125,734
 * AMC Entertainment, Inc.                                              60,600             915,060
 * Amcast Industrial Corp.                                               8,500              34,425
   Amcol International Corp.                                            52,700             880,090
   Amcore Financial, Inc.                                               45,460           1,321,522
 * Amedisys, Inc.                                                       20,993             523,146
 * AMEN Properties, Inc.                                                 1,975               4,916
 * Amerco, Inc.                                                         13,900             347,639
 * America Services Group, Inc.                                         12,700             457,200
 * America West Holdings Corp. Class B                                  60,100             602,202
 * American Banknote Corp.                                                  88                  25
   American Biltrite, Inc.                                               3,400              33,150
 * American Building Control, Inc.                                      14,000              26,180
*# American Business Financial Services, Inc.                            5,074              16,644
 * American Claims Evaluation, Inc.                                      1,000               2,890
 * American Dental Partners, Inc.                                       10,500             179,025
 * American Eagle Outfitters, Inc.                                      40,860           1,183,306
 * American Ecology Corp.                                               14,350             125,562
 * American Greetings Corp. Class A                                     89,600           1,881,600
*# American Healthways, Inc.                                            57,800           1,187,790
 * American Indemnity Financial Escrow                                     800                 800
 * American Independence Corp.                                           8,400             130,872
   American Italian Pasta Co.                                           30,600             895,356
 * American Locker Group, Inc.                                             300               3,396
 * American Medical Electronics, Inc. (Escrow-Bonus)                     4,400                   0
 * American Medical Electronics, Inc. (Escrow-Earnings)                  4,400     $             0
 * American Medical Security Group, Inc.                                24,200             625,086
 * American Medical Systems Holdings, Inc.                              59,500           1,864,135
   American Pacific Corp.                                                7,100              51,830
 * American Physicians Capital, Inc.                                    14,800             341,140
 * American Physicians Services Group, Inc.                                100                 980
 * American Retirement Corp.                                            42,900             193,050
 * American Science & Engineering, Inc.                                 12,400             214,024
   American Shared Hospital Services                                     5,100              28,968
   American Software, Inc. Class A                                      32,300             206,397
   American States Water Co.                                            27,450             642,330
 * American Superconductor Corp.                                        49,300             619,208
 * American Technical Ceramics Corp.                                     8,000              70,800
   American Vanguard Corp.                                                 621              23,846
 * American West Bancorporation                                          3,552              63,652
   American Woodmark Corp.                                              13,700             788,298
   Americana Bancorp, Inc.                                               2,712              44,070
 * America's Car-Mart, Inc.                                             12,900             380,550
 * AMERIGROUP Corp.                                                     44,300           1,868,131
 * AmeriServe Financial, Inc.                                           24,000             138,000
   Ameristar Casinos, Inc.                                              48,500           1,592,740
   Ameron International Corp.                                           13,700             426,207
 # AmerUs Group Co.                                                     46,844           1,843,311
 * Ames Department Stores, Inc.                                         12,800                  22
   Ametek, Inc.                                                            400              10,804
 * Amistar Corp.                                                         1,600               3,608
 * AML Communications, Inc.                                              7,800              11,310
 * AMN Healthcare Services, Inc.                                        58,700             892,240
   Ampco-Pittsburgh Corp.                                                9,600             124,512
 * Ampex Corp. Class A                                                   5,925              10,369
   Amrep Corp.                                                           6,500             111,670
 * Amsurg Corp.                                                         54,333           1,230,654
 * Amtech Systems, Inc.                                                  1,900               9,652
 * AMX Corp.                                                            11,000             109,890
 * Anacomp, Inc.                                                             0                  12
 * Anadigics, Inc.                                                      54,600             269,178
 * Analex Corp.                                                         25,800              92,880
   Analogic Corp.                                                       24,500           1,130,185
 * Analysts International Corp.                                         41,200             123,188
*# Analytical Surveys, Inc.                                                730               1,825
 * Anaren, Inc.                                                         36,800             585,856
   Anchor Bancorp Wisconsin, Inc.                                       41,240           1,087,499
   Andersons, Inc.                                                       8,200             141,532
*# Andrew Corp.                                                          3,409              66,987
 * Angeion Corp.                                                           215                 318
   Angelica Corp.                                                       16,100             359,030
 * Angelo & Maxie's, Inc.                                                2,016               2,157
 * Anika Therapeutics, Inc.                                              9,900             139,600
   Anixter International, Inc.                                          65,900           2,009,950
 * Ansoft Corp.                                                         22,500             334,350
 * AnswerThink, Inc.                                                    84,800             543,653
 * Ansys, Inc.                                                          27,600           1,189,008
 * Anteon International Corp.                                           63,500           1,870,710
 * Anthony and Sylvan Pools Corp.                                        3,768              15,826
*# Antigenics, Inc.                                                     81,113             654,582
 * AP Pharma, Inc.                                                      37,123             123,248

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * APA Optics, Inc.                                                     11,800     $        29,500
 * APAC Teleservices, Inc.                                             106,450             237,383
 * Aphton Corp.                                                         63,639             287,012
   Apogee Enterprises, Inc.                                             49,500             493,020
 * Apogee Technology, Inc.                                               1,300              11,479
 * Applica, Inc.                                                        42,800             420,296
 * Applied Extrusion Technologies, Inc.                                 22,600              23,730
 * Applied Films Corp.                                                  26,361             713,065
 * Applied Imaging Corp.                                                15,800              18,486
   Applied Industrial Technologies, Inc.                                34,000             909,500
 * Applied Innovation, Inc.                                             15,100              60,400
   Applied Signal Technologies, Inc.                                    19,700             615,625
 * Applix, Inc.                                                         23,900             105,160
 * Apria Healthcare Group, Inc.                                         54,100           1,519,128
 * Apropos Technology, Inc.                                             30,400             123,424
   Aptargroup, Inc.                                                     38,500           1,565,025
 * aQuantive, Inc.                                                     108,925           1,095,785
 * Aquila, Inc.                                                        331,800           1,330,518
*# Aradigm Corp.                                                        92,337             100,647
 * Arch Capital Group, Ltd.                                              5,900             227,622
   Arch Chemicals, Inc.                                                 40,622           1,077,702
   Arch Coal, Inc.                                                      73,400           2,385,500
 * Arch Wireless, Inc.                                                  35,100           1,112,319
   Arctic Cat, Inc.                                                     26,830             618,431
*# Ardent Communications, Inc.                                          12,900                  32
 * Arena Pharmaceuticals, Inc.                                          45,878             268,845
 * Argonaut Group, Inc.                                                 46,301             804,711
 * Argonaut Technologies, Inc.                                          12,000              19,560
 * Argosy Gaming Corp.                                                  52,900           1,881,124
 * Ariad Pharmaceuticals, Inc.                                          92,800             996,672
*# Ariba, Inc.                                                         532,400           1,160,632
 * Ark Restaurants Corp.                                                 2,700              59,670
   Arkansas Best Corp.                                                  44,900           1,337,571
 * Arlington Hospitality, Inc.                                           4,900              16,660
 * Armor Holdings, Inc.                                                 51,400           1,922,360
*# Armstrong Holdings, Inc.                                              4,400               3,872
*# Arotech Corp                                                         57,100             145,034
 * Arqule, Inc.                                                         51,674             299,709
 * Array BioPharma, Inc.                                                51,415             487,414
 # Arrhythmia Research Technology, Inc.                                  3,900              49,608
 * Arris Group, Inc.                                                   147,400             931,568
   Arrow Financial Corp.                                                 9,941             292,265
   Arrow International, Inc.                                            73,300           2,211,461
 * Art Technology Group, Inc.                                          100,500             137,685
   Artesian Resources Corp. Class A                                        700              19,096
 * Artesyn Technologies, Inc.                                           69,300             633,402
 * Arthrocare Corp.                                                     38,310             937,829
 * Artisan Components, Inc.                                             40,500           1,025,865
 * Artisoft, Inc                                                         2,400               6,264
 * Arts Way Manufacturing Co., Inc.                                        200               1,036
 * ASA International. Ltd.                                                 640               2,880
   ASB Financial Corp.                                                   1,000              23,000
 * Asbury Automotive Group, Inc.                                        98,100           1,402,830
 * Ascential Software Corp.                                             66,079           1,060,568
 * Ashworth, Inc.                                                       23,371             186,734
*# Ask Jeeves, Inc.                                                     78,400           3,167,360
 * Aspect Communications Corp.                                         105,200           1,350,768
 * Aspect Medical Systems, Inc.                                         35,000             532,700
 * Aspen Technology, Inc.                                               73,579             464,283
 * Aspeon, Inc.                                                            900                   9
*# Astea International, Inc.                                             2,900              30,189
 * Astec Industries, Inc.                                               35,500     $       614,505
   Astro-Med, Inc.                                                       9,130              96,778
 * Astronics Corp.                                                       5,500              27,830
 * Astronics Corp. Class B                                               2,225              10,680
*# AstroPower, Inc.                                                      6,550                 262
 * ASV, Inc.                                                            22,800             690,156
 * Asyst Technologies, Inc.                                             84,500             864,435
*# ATA Holdings Corp.                                                   21,179             134,487
 * Atari, Inc.                                                         209,809             583,269
 * AtheroGenics, Inc.                                                   66,600           1,564,434
 * Atlantic American Corp.                                              21,100              62,667
 * Atlantic Coast Airlines, Inc.                                        68,000             383,520
 * Atlantic Premium Brands, Ltd.                                         2,000               2,600
 * Atlantis Plastics, Inc.                                               4,400              67,980
 * Atlas Air Worldwide Holdings, Inc.                                   11,000                 572
 * ATMI, Inc.                                                           55,900           1,432,158
 # Atmos Energy Corp.                                                   93,300           2,312,907
 * ATP Oil & Gas Corp.                                                  53,900             319,088
   Atrion Corp.                                                          1,700              73,508
 * Atrix Labs, Inc.                                                     38,900           1,061,581
 * ATS Medical, Inc.                                                     2,200              10,340
 * Atwood Oceanics, Inc.                                                24,900             991,518
 * Audiovox Corp. Class A                                               34,300             477,456
 * August Technology Corp.                                              31,800             427,710
 * Ault, Inc.                                                            4,500              13,410
 * Aura Systems, Inc.                                                    5,295                 199
 * Aurora Foods, Inc.                                                       44                   0
*# Authentidate Holding Corp.                                           50,900             641,340
 * autobytel.com, Inc.                                                  73,800             771,210
 * Avalon Holding Corp. Class A                                          1,550               4,115
 * Avanex Corp.                                                        229,116             710,260
 * Avanir Pharmaceuticals Class A                                       58,000              80,620
 * Avant Immunotherapeutics, Inc.                                      133,134             323,516
 * Avatar Holdings, Inc.                                                 8,700             364,008
   Avatech Solutions, Inc                                                1,851               1,481
 * Avi Biopharma, Inc.                                                  61,400             138,764
 * Aviall, Inc.                                                         57,700           1,001,672
 * Avici Systems Inc.                                                   21,343             225,382
*# Avid Technology, Inc.                                                45,100           2,346,102
 * Avigen, Inc.                                                         37,800             133,812
   Avista Corp.                                                         87,000           1,475,520
 * Avocent Corp.                                                        52,600           1,802,602
 * Avteam, Inc. Class A                                                 11,400                  17
 * Aware, Inc.                                                          40,959             133,117
 * Axcelis Technologies, Inc.                                          177,900           2,143,695
 * Axonyx, Inc.                                                          1,300               6,448
*# AXS-One, Inc.                                                        50,400             149,184
 * Axsys Technologies, Inc.                                              4,700              90,945
 * AXT, Inc.                                                            38,200              80,984
 * Aztar Corp.                                                          62,100           1,497,231
 * AZZ, Inc.                                                             8,200             122,180
   Badger Meter, Inc.                                                    3,200             134,464
 * Badger Paper Mills, Inc.                                              1,000               5,135
   Bairnco Corp.                                                         7,300              59,130
 * Baker (Michael) Corp.                                                 7,600             109,060
   Balchem Corp.                                                         4,700             122,670
   Baldor Electric Co.                                                  59,233           1,371,836
   Baldwin & Lyons, Inc. Class B                                        12,625             304,894
 * Baldwin Technology, Inc. Class A                                     13,300              49,210
 * Ballantyne Omaha, Inc.                                               11,900              34,748
 * Bally Total Fitness Holding Corp.                                    57,800             265,880

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Bancinsurance Corp.                                                   5,700     $        46,797
   Bandag, Inc.                                                         16,400             694,868
   Bandag, Inc. Class A                                                  9,600             380,832
   Bank of Granite Corp.                                                16,400             317,668
   Bank of The Ozarks                                                   15,200             367,840
   BankAtlantic Bancorp, Inc. Class A                                   11,285             180,560
 * Bankrate, Inc.                                                        7,000              79,450
 * BankUnited Financial Corp. Class A                                   51,400           1,341,026
   Banner Corp.                                                         20,197             589,752
   Banta Corp.                                                          46,600           2,033,624
   Barnes Group, Inc.                                                   41,400           1,099,998
   Barnwell Industries, Inc.                                               400              18,384
   Barra, Inc.                                                          33,000           1,350,030
 * Barrett Business Services, Inc.                                       5,800              78,532
 * Barry (R.G.) Corp.                                                    9,500              20,235
   Bassett Furniture Industries, Inc.                                   20,815             396,089
 * Bay View Capital Corp.                                               92,550             188,802
 * Baycorp Holdings, Ltd.                                                  484               6,423
 * BE Aerospace, Inc.                                                   65,700             419,166
 * Beasley Broadcast Group, Inc.                                        12,303             188,482
 # Beazer Homes USA, Inc.                                               12,553           1,264,966
 * Bebe Stores, Inc.                                                    69,900           1,396,602
   BEI Technologies, Inc.                                               26,500             706,755
   Bel Fuse, Inc. Class A                                                2,600              78,679
   Bel Fuse, Inc. Class B                                                5,250             190,785
   Belden, Inc.                                                         40,696             687,762
 * Bell Industries, Inc.                                                 8,900              26,255
 * Bell Microproducts, Inc.                                             48,900             311,493
 * Benchmark Electronics, Inc.                                          74,000           2,155,620
 * Benihana, Inc.                                                        1,000              14,500
 * Benihana, Inc. Class A                                                  150               2,196
 * Bentley Pharmaceuticals, Inc.                                        37,060             466,956
   Berry Petroleum Corp. Class A                                        44,700           1,218,075
*# Bethlehem Steel Corp.                                                37,300                 119
 * Beverly Enterprises                                                 193,200           1,638,336
 * Beyond.com Corp.                                                      3,140                  44
   BHA Group Holdings, Inc. Class A                                      6,100             199,043
 * Big 4 Ranch, Inc.                                                     3,200                   0
 * Big City Radio, Inc.                                                  6,400                 832
 * Big Dog Holdings, Inc.                                                1,500               7,216
 * BindView Development Corp.                                           84,700             258,335
 * Bio Imaging Technologies, Inc.                                       18,500             104,340
 * Bioanalytical Systems, Inc.                                           4,600              18,515
 * Biocryst Pharmaceuticals, Inc.                                       38,700             417,960
*# BioLase Technology, Inc.                                             43,200             509,328
 * Bio-Logic Systems Corp.                                               4,200              26,082
 * BioMarin Pharmaceutical, Inc.                                       112,885             689,727
 * Bio-Rad Laboratories, Inc. Class A                                   20,000           1,122,400
 * Bio-Reference Laboratories, Inc.                                     20,912             319,744
 * BioSante Pharmaceuticals, Inc.                                       25,300             192,280
*# Biosite, Inc.                                                        28,100           1,117,537
 * Biosource International, Inc.                                         9,600              69,226
 * Biospecifics Technologies Corp.                                       4,500               6,750
 * BioSphere Medical, Inc.                                              24,600              75,768
 * BioTime, Inc.                                                        11,000              19,800
 * Bioveris Corp.                                                       30,900             388,104
 * Bitstream, Inc.                                                       8,400              19,152
   BIW, Ltd.                                                               800              15,588
   Black Box Corp.                                                      32,300           1,471,265
   Black Hills Corp.                                                    57,559           1,686,479
   Blair Corp.                                                          13,700             352,090
 * Blonder Tongue Laboratories, Inc.                                     9,800     $        30,870
 * Blount International, Inc.                                           43,400             433,132
 * Blue Coat Systems, Inc.                                              18,786             522,251
 * Blue Martini Software, Inc.                                          19,500              87,535
 * Bluegreen Corp.                                                      45,665             547,067
   Blyth, Inc.                                                          38,100           1,243,965
 * BMC Industries, Inc.                                                 14,000                 875
 * BNS Co. Class A                                                       4,120              25,338
   Bob Evans Farms, Inc.                                                63,338           1,627,153
 * Boca Resorts, Inc.                                                   68,745           1,236,035
 * Bogen Communications International, Inc.                             12,500              62,812
 * Bolt Technology Corp.                                                 5,400              24,840
 * Bombay Co., Inc.                                                     62,900             366,078
 * Bone Care International, Inc.                                        25,821             551,278
 * Bontex, Inc.                                                            200                  30
   Bon-Ton Stores, Inc.                                                 20,900             267,311
 * Bookham Technologies P.L.C.                                          98,279             103,193
 * Books-a-Million, Inc.                                                18,300             109,800
 * Borland Software Corp.                                              145,900           1,283,920
   Boston Acoustics, Inc.                                                4,600              50,600
 * Boston Beer Company, Inc. Class A                                    16,400             313,240
 * Boston Biomedical, Inc.                                               6,700              21,172
 * Boston Communications Group, Inc.                                    33,000             349,800
   Boston Private Financial Holdings, Inc.                              49,100           1,123,899
   Bostonfed Bancorp, Inc.                                               4,300             144,480
 * Bottomline Technologies, Inc.                                        27,904             267,878
   Bowne & Co., Inc.                                                    62,000             987,040
 # Boyd Gaming Corp.                                                   103,200           2,399,400
 * Boyds Collection, Ltd.                                              121,517             347,539
 * Bradley Pharmaceuticals, Inc. Class A                                25,251             587,843
   Brady (W.H.) Co. Class A                                             37,400           1,543,872
 * Braun Consulting, Inc.                                               30,100              50,568
 * Breed Technologies, Inc.                                             36,800                 975
   Bridgford Foods Corp.                                                10,400              80,080
   Briggs & Stratton Corp.                                              27,300           2,071,524
 * Brigham Exploration Co.                                              60,182             512,811
 * Bright Horizons Family Solutions, Inc.                                6,600             326,106
 * Brightpoint, Inc.                                                    34,700             386,558
 * BrightStar Information Technology Group, Inc.                        10,700                 385
 * Brillian Corp.                                                        7,049              59,571
 * Brilliant Digital Entertainment, Inc.                                18,000               1,278
*# BriteSmile, Inc.                                                        785               8,635
 * Broadview Media, Inc.                                                   200               1,220
 * BroadVision, Inc.                                                    59,800             206,848
 * Brocade Communications Systems, Inc.                                 17,800             106,622
 # Brookline Bancorp, Inc.                                             106,091           1,534,076
 * Brooks Automation, Inc.                                              75,239           1,554,438
 * Brookstone, Inc.                                                     35,875             692,746
 * Brooktrout, Inc.                                                     23,462             225,704
   Brown Shoe Company, Inc.                                             32,500           1,343,225
 * Bruker BioSciences Corp.                                            166,445             792,278
 * Brush Engineered Materials, Inc.                                     30,100             524,342
   Bryn Mawr Bank Corp.                                                  1,600              32,960
   BSB Bancorp, Inc.                                                    16,785             583,279
 * BSQUARE Corp.                                                        19,000              18,411
 * BTU International, Inc.                                              11,900              62,832

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Buca, Inc.                                                           33,971     $       179,027
 * Buckeye Technology, Inc.                                             65,183             657,696
   Buckle, Inc.                                                         30,000             842,700
   Building Materials Holding Corp.                                     24,100             414,761
 * Bull Run Corp.                                                        3,700               2,016
   Burlington Coat Factory Warehouse Corp.                              75,549           1,438,453
 * Bush Industries, Inc. Class A                                         6,500               4,355
 * Butler International, Inc.                                            8,400              20,832
   C & D Technologies, Inc.                                             49,600             809,968
   C & F Financial Corp.                                                   300              11,280
 * C-COR.net Corp.                                                      75,800             673,862
*# C-Phone Corp.                                                         8,900                 156
 * Cable Design Techologies Corp.                                       85,487             712,962
*# Cabot Microelectronics Corp.                                         42,300           1,317,645
   Cabot Oil & Gas Corp. Class A                                        58,400           2,149,120
 * Cache, Inc.                                                          18,700             486,387
 * Caci International, Inc. Class A                                     52,400           1,946,136
   Cadmus Communications Corp.                                           8,900             122,642
 * Cagle's, Inc. Class A                                                 2,000              21,820
 * Cal Dive International, Inc.                                         67,800           1,904,502
   Calavo Growers                                                       16,200             165,888
   Calgon Carbon Corp.                                                  67,400             416,532
 * California Amplifier, Inc.                                           26,800             201,000
 * California Coastal Communities, Inc.                                 10,000             160,500
   California First National Bancorp                                    10,400             136,864
 * California Micro Devices Corp.                                       38,000             511,480
 * California Pizza Kitchen, Inc.                                       34,000             641,920
   California Water Service Group                                       30,500             867,725
 * Caliper Life Sciences, Inc.                                          56,174             298,284
   Callaway Golf Co.                                                   136,000           2,200,480
 * Callidus Software                                                    32,000             228,480
 * Callon Petroleum Corp.                                               25,162             330,125
 * Calloways Nursery, Inc.                                               1,200                 198
 # Cal-Maine Foods, Inc.                                                39,100             539,580
 * Calton, Inc.                                                          4,480               1,926
 * CAM Commerce Solutions, Inc.                                          3,000              56,737
   Cambrex Corp.                                                        51,700           1,181,345
 * Cambridge Heart, Inc.                                                 6,600               4,290
   Camco Financial Corp.                                                 7,516             107,704
 * Candela Corp.                                                        39,910             415,064
 * Candies, Inc.                                                        45,550             114,786
 * Candlewood Hotel Co., Inc.                                            1,500                  85
 * Cannon Express, Inc. Class A                                            200                  36
 * Cannondale Corp.                                                      6,400                 896
 * Cantel Medical Corp.                                                 16,740             287,928
 * Canterbury Consulting Group, Inc.                                     1,571               1,296
 * Canyon Resources Corp.                                               48,600             158,436
   Capital Corp. of the West                                             5,046             181,656
 * Capital Crossing Bank                                                 5,900             374,060
 * Capital Pacific Holdings, Inc.                                       14,500              58,362
 * Capital Senior Living Corp.                                          42,200             217,330
   Capital Southwest Corp.                                                 300              22,650
   Capitol Bancorp, Ltd.                                                 8,564             215,984
 * Caprius, Inc.                                                           548                 110
 * Capstone Turbine Corp.                                               74,000             206,460
 * Captaris, Inc.                                                       57,600             348,480
 * Captiva Software Corp.                                                4,400              44,308
 * Caraustar Industries, Inc.                                           51,184             684,842
 # Carbo Ceramics, Inc.                                                 28,600           1,999,140
 * Cardiac Sciences, Inc.                                              136,100             340,250
 * Cardima, Inc.                                                         6,300     $         5,418
 * CardioDynamics International Corp.                                   85,661             563,649
*# CardioGenesis Corp.                                                  32,100              21,507
 * Cardiotech International, Inc.                                       31,263             117,236
 * Career Blazers, Inc. Trust Units                                        800                   0
 * Carmike Cinemas, Inc.                                                19,700             721,020
   Carpenter Technology Corp.                                           40,400           1,228,968
 * Carreker Corp.                                                       21,871             199,682
 * Carriage Services, Inc. Class A                                      28,700             147,805
 * Carrier Access Corp.                                                 59,989             667,078
 * Carrington Laboratories, Inc.                                         9,800              42,042
 * Carrizo Oil & Gas, Inc.                                              14,100             119,286
   Cascade Corp.                                                        20,800             508,560
   Cascade Natural Gas Corp.                                            20,100             399,387
 * Casella Waste Systems, Inc. Class A                                  40,669             568,553
   Casey's General Stores, Inc.                                         84,800           1,384,784
   Cash America International, Inc.                                     48,200             972,194
 * Castle (A.M.) & Co.                                                  15,437             131,060
   Castle Energy Corp.                                                   6,600              71,709
 * Casual Male Retail Group, Inc.                                       63,100             429,080
 * Catalina Lighting, Inc.                                               1,760              18,865
 * Catalina Marketing Corp.                                             90,800           1,533,612
 * Catalyst International, Inc.                                          7,600              10,640
 * Catalyst Semiconductor, Inc.                                         28,040             224,881
 * Catalytica Energy Systems, Inc.                                      15,391              51,560
 * Catapult Communications Corp.                                        22,600             373,126
   Cathay Bancorp, Inc.                                                 38,961           2,460,387
   Cato Corp. Class A                                                   35,000             771,050
 * Cavalier Homes, Inc.                                                 32,060             180,818
   Cavalry Bancorp, Inc.                                                   500               7,530
 * Cavco Industries, Inc.                                                3,852             146,141
   CCA Industries, Inc.                                                 11,800              91,450
 * CCC Information Services Group, Inc.                                 25,700             372,136
 * CD Warehouse, Inc.                                                    3,300                   7
 * CD&L, Inc.                                                            2,600               3,640
   CDI Corp.                                                            35,300           1,171,607
 * CEC Entertainment Inc.                                               69,550           2,137,271
 * Celadon Group, Inc.                                                  14,000             201,880
 * Celebrity, Inc. Escrow Shares                                         1,300                   0
   Celeritek, Inc.                                                      22,200              78,144
 * Cell Genesys, Inc.                                                   79,352             815,739
*# Cell Therapeutics, Inc.                                              88,200             617,400
 * Cellegy Pharmaceuticals, Inc.                                        46,100             187,166
 * CellStar Corp.                                                       33,948             205,385
 * Centene Corp.                                                        36,200           1,305,010
 * Centennial Communications Corp.                                      49,800             359,556
   Center Bancorp, Inc.                                                  1,890              22,189
   Center Finl CO                                                       12,960             191,160
*# CenterSpan Communication Corp.                                        8,400                 714
 * Centillium Communications, Inc.                                      64,069             211,428
 * Centra Software, Inc.                                                45,500              99,190
   Central Bancorp, Inc.                                                 1,600              56,880
*# Central European Distribution Corp.                                  19,418             587,977
 * Central Garden & Pet Co.                                             30,300           1,126,251
   Central Pacific Financial Corp.                                      28,400             687,280
   Central Parking Corp.                                                63,137           1,167,403
   Central Vermont Public Service Corp.                                 21,700             423,367
 * Century Aluminum Co.                                                 55,390           1,283,386
   Century Bancorp Income Class A                                        1,000              32,700
 * Century Business Services, Inc.                                     141,857             584,451

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Cenveo, Inc.                                                         84,800     $       262,032
 * Cepheid, Inc.                                                        74,706             683,560
 * Ceradyne, Inc.                                                       28,650             953,185
   Cerberonics, Inc. Class A                                               200               1,852
 * Ceres Group, Inc.                                                    54,395             338,337
*# Cerner Corp.                                                         49,309           2,108,453
 * Cerus Corp.                                                          39,700              85,355
 * CEVA, Inc.                                                           10,833              86,664
   CFS Bancorp, Inc.                                                    21,420             290,241
   CH Energy Group, Inc.                                                28,700           1,305,850
 * Chad Therapeutics                                                    10,000              42,500
 * Champion Enterprises, Inc.                                          126,100           1,179,035
   Champion Industries, Inc.                                             9,674              44,307
 * Championship Auto Racing Teams, Inc.                                  8,900               1,041
 * Champps Entertainment, Inc.                                          21,340             191,398
 * Channell Commercial Corp.                                             6,600              29,700
 * Charles and Colvard, Ltd.                                            23,800             139,944
 * Charles River Associates, Inc.                                        9,000             305,370
 * Charlotte Russe Holding, Inc.                                        38,600             713,714
 * Charming Shoppes, Inc.                                              200,877           1,719,507
 * Chart Industries                                                         23                 690
*# Charter Communications, Inc.                                        142,500             548,625
   Charter Financial Corp.                                              22,811             770,784
   Chase Corp.                                                           4,000              59,200
 * Chattem, Inc.                                                        35,000             930,300
 * Chaus (Bernard), Inc.                                                 1,300               1,300
 * Checkers Drive-In Restaurant, Inc.                                   21,107             216,347
 * Checkpoint Systems, Inc.                                             67,700           1,168,502
   Chemed Corp.                                                         20,900             986,898
   Chemical Financial Corp.                                             42,938           1,504,977
 * Cheniere Energy, Inc.                                                31,200             471,120
   Cherokee, Inc.                                                        8,100             186,300
   Chesapeake Corp.                                                     32,802             712,459
   Chesapeake Utilities Corp.                                            9,000             209,970
   Chester Valley Bancorp                                                  575              11,759
 * Chicago Pizza & Brewery, Inc.                                        35,022             469,995
   Chicago Rivet & Machine Co.                                             200               5,829
 * Children's Place Retail Stores, Inc.                                 45,400           1,075,072
 * Childtime Learning Centers, Inc.                                      5,200              13,884
*# ChipPAC, Inc.                                                       155,100           1,008,150
 * Chiquita Brands International, Inc.                                  72,996           1,278,890
   Chittenden Corp.                                                     66,083           2,141,750
   Choice Hotels International, Inc.                                    53,600           2,567,440
 * Cholestech Corp.                                                     25,300             241,615
 * Chordiant Software, Inc.                                            122,500             474,075
   Christopher & Banks Corp.                                            68,013           1,292,247
*# ChromaVision Medical Systems, Inc.                                   20,200              27,068
 * Chromcraft Revington, Inc.                                            6,000              84,900
 * Chronimed, Inc.                                                      21,901             162,067
   Churchill Downs, Inc.                                                14,400             545,472
*# Chyron Corp.                                                         33,400              20,040
 * Ciber, Inc.                                                         117,312           1,044,077
 * Cima Laboratories, Inc.                                              19,900             643,168
 * Cimarex Energy Co.                                                   14,004             394,773
 * Cincinnati Bell, Inc.                                               447,700           1,844,524
 * Ciphergen Biosystems, Inc.                                           52,200             407,682
 * Ciprico, Inc.                                                         4,900              22,809
   CIRCOR International, Inc.                                           26,290             516,336
 * Cirrus Logic, Inc.                                                  151,800           1,127,874
   Citizens Banking Corp.                                               67,033           2,010,320
   Citizens South Banking Corp.                                         14,029     $       181,676
*# Citizens, Inc. Class A                                               57,326             390,963
   City Holding Co.                                                     30,086             903,182
 * CKE Restaurants, Inc.                                               103,800           1,050,456
   Clarcor, Inc.                                                        45,700           1,938,137
 * Clark, Inc.                                                          31,124             544,048
 * Clarus Corp.                                                         29,800             353,428
*# Clayton Williams Energy, Inc.                                         9,200             211,048
*# Clean Harbors, Inc.                                                  25,100             182,979
 * Clearone Communications, Inc.                                        11,300              66,387
   Cleco Corp.                                                          84,700           1,469,545
 * Cleveland Cliffs, Inc.                                               19,200             900,288
*# ClickAction, Inc. Escrow                                              7,900                 395
   Clinical Data Inc                                                     1,787              20,157
 * Closure Medical Corp.                                                25,642             638,999
 * CMG Information Services, Inc.                                       66,700             131,399
*# CMS Energy Corp.                                                    273,775           2,359,940
 * CNA Surety Corp.                                                     67,918             706,347
*# CNE Group, Inc.                                                       2,000                 820
 * CNET Networks, Inc.                                                 241,100           2,329,026
   CNS, Inc.                                                            24,800             249,736
   Coachmen Industries, Inc.                                            28,000             452,480
 * Coast Dental Services, Inc.                                           2,066               6,405
   Coast Distribution System                                             5,600              35,784
 * Coastcast Corp.                                                       7,600              16,340
   CoBiz, Inc.                                                          12,825             177,498
 * Cobra Electronics Corp.                                               6,100              54,717
   Coca-Cola Bottling Co. Consolidated                                   6,000             333,420
*# Coeur d'Alene Mines Corp.                                           457,200           2,144,268
 * Cogent Communications Group, Inc.                                     8,913               3,565
   Cognex Corp.                                                         64,800           2,147,472
 * Cognitronics Corp.                                                    4,250              15,045
 * Coherent, Inc.                                                       53,846           1,458,688
   Cohu, Inc.                                                           38,600             731,470
*# Coinstar, Inc.                                                       38,200             664,680
 * Coldwater Creek, Inc.                                                23,850             634,648
   Cole (Kenneth) Productions, Inc. Class A                             19,450             636,987
 * Cole National Corp. Class A                                          14,800             336,108
 * Collagenex Pharmaceuticals, Inc.                                     25,400             249,428
 * Collins & Aikman Corp.                                              142,960             759,118
   Collins Industries, Inc.                                              7,000              39,970
   Columbia Banking System, Inc.                                        25,547             542,107
 * Columbia Laboratories, Inc.                                          71,600             219,096
 * Columbus McKinnon Corp.                                              25,800             136,714
 * Comarco, Inc.                                                        10,200              72,624
 * Comdial Corp.                                                           600               1,560
 * Comforce Corp.                                                       13,277              26,288
 * Comfort Systems USA, Inc.                                            65,500             461,775
   Commerce Group, Inc.                                                 33,100           1,500,092
*# Commerce One, Inc.                                                   51,000              52,020
   Commercial Bancshares, Inc.                                           5,665             144,741
   Commercial Federal Corp.                                             71,900           2,014,638
   Commercial Metals Co.                                                52,300           1,574,230
   Commercial National Financial Corp.                                   3,200              80,800
 * Commonwealth Industries, Inc.                                        28,815             257,894
*# Commonwealth Telephone Enterprises, Inc.                             38,100           1,615,440
*# Commscope, Inc.                                                     110,400           1,904,400
   Communications Systems, Inc.                                          8,200              64,780
   Community Bank System, Inc.                                          48,600           1,070,172

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Community Bankshares, Inc.                                              210     $         3,906
   Community First Bankshares, Inc.                                     63,200           2,028,720
   Community Trust Bancorp, Inc.                                        13,730             427,964
   Community West Bancshares                                             5,500              46,612
 * Competitive Technologies, Inc.                                        6,100              22,265
 * Compex Technologies, Inc.                                            21,854             130,687
 * Compucom Systems, Inc.                                               90,241             405,182
 * CompuCredit Corp.                                                    81,131           1,423,038
*# Compudyne Corp.                                                      14,404             143,320
 * Computer Access Technology Corp.                                     41,000             190,650
 * Computer Horizons Corp.                                              37,400             133,518
 * Computer Network Technology Corp.                                    47,000             283,880
   Computer Programs & Systems, Inc.                                    18,000             349,020
 * Computer Task Group, Inc.                                            35,900             156,165
 * CompX International, Inc.                                             5,100              82,875
 * Comstock Resources, Inc.                                             62,400           1,173,744
 * Comtech Telecommunications Corp.                                     25,600             454,144
 * Concepts Direct, Inc.                                                   700                 124
 * Conceptus, Inc.                                                      44,836             467,639
 * Concord Camera Corp.                                                 48,356             149,420
 * Concord Communications, Inc.                                         30,000             342,600
 * Concur Technologies, Inc.                                            57,631             625,873
 * Concurrent Computer Corp.                                           106,000             214,120
 * Conexant Systems, Inc.                                              237,333           1,120,212
 * Congoleum Corp. Class A                                               3,600               8,100
 * Conmed Corp.                                                         53,111           1,351,675
   Connecticut Water Services, Inc.                                      7,600             191,132
*# Connetics Corp.                                                      63,400           1,354,858
 * Conrad Industries, Inc.                                               7,200              16,358
 * Consolidated Freightways Corp.                                          550                   1
 * Consolidated Graphics, Inc.                                          24,282             974,922
   Consolidated Tokoma Land Co.                                          6,100             204,045
 * Consumer Portfolio Services, Inc.                                     1,500               6,735
*# Continental Airlines, Inc.                                          119,100           1,273,179
 * Continental Materials Corp.                                             200               5,858
*# Convera Corp.                                                        60,916             173,001
 * Convergence Systems, Inc.                                                 1                  45
*# Cooker Restaurant Corp.                                               6,500                  39
   Cooper Companies, Inc.                                               39,200           2,163,840
   Cooper Tire & Rubber Co.                                             83,900           1,769,451
   Cooperative Bankshares, Inc.                                          1,400              32,200
 * Copart, Inc.                                                        134,800           3,322,820
*# Copper Mountain Networks, Inc.                                       11,310             143,524
*# Corautus Genetics, Inc.                                               1,542               8,866
 * Core Molding Technologies, Inc.                                       7,700              26,950
 * Corillian Corp.                                                      63,800             307,516
 * Corinthian Colleges, Inc.                                            18,900             536,949
 * Corio, Inc.                                                         108,400             244,984
 * Corixa Corp.                                                        100,097             507,492
   Corn Products International, Inc.                                    57,600           2,498,688
 * Cornell Companies, Inc.                                              23,800             317,730
 * Correctional Services Corp.                                          20,512              63,587
 * Corrections Corporation of America                                   63,100           2,414,206
 * Corrpro Companies, Inc.                                               7,275              12,076
   Corus Bankshares, Inc.                                               50,444           1,971,352
 * Corvel Corp.                                                         10,900             253,207
 * Cosine Communications, Inc.                                          16,721              66,550
 * Cost Plus, Inc.                                                      39,175           1,288,466
 * CoStar Group, Inc.                                                   32,391           1,340,340
 * Cost-U-Less, Inc.                                                     3,000              17,310
   Cotton States Life Insurance Co.                                      6,330             125,809
   Courier Corp.                                                         4,275     $       166,853
 * Covansys Corp.                                                       48,200             524,416
 * Covenant Transport, Inc. Class A                                     22,130             346,777
 * Covista Communications, Inc.                                          3,000               9,000
   CPAC, Inc.                                                            5,120              29,645
 * CPI Aerostructures, Inc.                                              9,566             102,356
   CPI Corp.                                                            11,200             173,824
   Craftmade International, Inc.                                         8,700             180,960
   Crawford & Co. Class A                                               27,300             133,224
   Crawford & Co. Class B                                               25,300             125,235
 * Cray, Inc.                                                          127,300           1,003,124
*# Credence Systems Corp.                                              114,047           1,597,798
 * Credit Acceptance Corp.                                              71,369           1,074,103
*# Cree Research, Inc.                                                  51,000           1,173,510
 * Critical Path, Inc.                                                  33,200              63,080
 * Criticare Systems, Inc.                                              20,300              62,930
   Crompton Corp.                                                      206,100           1,230,417
 * Cross (A.T.) Co. Class A                                             14,700              82,908
 * Cross Country Healthcare, Inc.                                       55,657             924,463
 * Crossroads Systems, Inc.                                             42,500              77,435
 * Crown Andersen, Inc.                                                  1,000               1,750
 * Crown Financial Group, Inc.                                           6,600               7,920
 * Crown Holdings, Inc.                                                247,400           2,209,282
 * Crown Media Holdings, Inc.                                          127,651           1,155,242
*# Cryolife, Inc.                                                       41,800             213,180
 * CSG Systems International, Inc.                                      96,800           1,847,912
 * CSK Auto Corp.                                                       83,600           1,433,740
 * CSP, Inc.                                                             3,500              25,203
   CSS Industries, Inc.                                                 12,900             450,210
   CT Communications, Inc.                                              30,860             422,782
   CTS Corp.                                                            64,959             708,053
   Cubic Corp.                                                          48,100           1,082,731
 * Cubist Pharmaceuticals, Inc.                                         72,425             719,904
 * Culp, Inc.                                                           19,600             145,040
 * Cumulus Media, Inc. Class A                                          90,093           1,670,324
 * CUNO, Inc.                                                           30,408           1,395,119
 * CuraGen Corp.                                                        85,560             427,800
 * Curative Health Services Inc                                         23,100             243,012
 * Curis, Inc.                                                          74,150             330,635
   Curtiss-Wright Corp.                                                 11,600             545,780
   Cutter & Buck, Inc.                                                  18,524             191,909
 * CV Therapeutics, Inc.                                                56,405             737,777
   CVB Financial Corp.                                                  87,076           1,809,439
 * Cyberguard Corp.                                                     42,022             355,506
 * Cyberonics, Inc.                                                     42,100             826,002
 * Cyberoptics Corp.                                                    14,300             299,013
 * Cybersource Corp.                                                    59,900             506,155
 * Cybex International, Inc.                                             8,700              32,538
*# Cycle Ctry Acc                                                        6,300              33,705
*# CycleLogic, Inc.                                                         29                   3
 * Cygnus, Inc.                                                          1,300                 338
 * Cymer, Inc.                                                          63,700           2,344,160
   Cytec Industries, Inc.                                               62,000           2,496,740
 * Cytogen Corp.                                                        27,070             351,910
*# Cytrx Corp.                                                           1,700               2,074
   D & K Healthcare Resources, Inc.                                     28,330             339,110
 * D A Consulting Group, Inc.                                            6,700                  37
   D&E Communications, Inc.                                             17,374             225,167
 * Daily Journal Corp.                                                     200               6,600
 * Daktronics, Inc.                                                     33,879             791,075
*# Dan River, Inc. Class A                                              27,400               2,945

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Danielson Holding Corp.                                              33,400     $       318,636
 * Darling International, Inc.                                         114,700             395,715
 * Data I/O Corp.                                                        7,600              21,736
 * Data Systems & Software, Inc.                                         7,300              12,191
 * Datakey, Inc.                                                         1,000                 750
 * Datalink Corp.                                                       13,300              48,545
 * Dataram Corp.                                                        14,400             115,920
   Datascope Corp.                                                      26,634             924,999
 * Datastream Systems, Inc.                                             20,100             125,826
 * Datatec Systems, Inc.                                                 7,000               3,605
 * DataTRAK International, Inc.                                          5,200              57,460
 * Datawatch Corp.                                                       4,132              17,437
 * Dave and Busters, Inc.                                               13,200             246,840
 * Davel Communications, Inc.                                               94                   1
 * Dawson Geophysical Co.                                                5,400              80,190
 * Daxor Corp.                                                           4,600              96,830
   Deb Shops, Inc.                                                      19,299             462,983
 * Deckers Outdoor Corp.                                                 9,200             230,000
 * Decora Industries, Inc.                                               5,500                  32
   Decorator Industries, Inc.                                            2,762              22,096
 * Del Global Technologies Corp.                                        10,927              24,859
 * Del Laboratories, Inc.                                                9,506             273,773
 * Delphax Technologies, Inc.                                            6,100              39,040
   Delphi Financial Group, Inc. Class A                                 46,350           1,866,978
*# Delta Air Lines, Inc.                                               195,200           1,190,720
   Delta and Pine Land Co.                                              68,900           1,597,102
   Delta Apparel, Inc.                                                   5,240             118,319
 * Delta Financial Corp.                                                28,900             176,001
   Delta Natural Gas Co., Inc.                                           2,800              65,016
 * Delta Woodside Industries, Inc.                                       5,850               7,897
   Deltic Timber Corp.                                                  21,771             772,435
 * Denali, Inc.                                                          4,300                 430
 * Denbury Resources, Inc.                                              98,100           1,805,040
 * Dendreon Corp.                                                      103,881           1,137,497
 * Dendrite International, Inc.                                         73,874           1,240,344
 * Department 56, Inc.                                                  23,700             374,460
*# DepoMed, Inc.                                                        78,000             593,580
 * Detrex Corp.                                                            500                 787
 * Devcon International Corp.                                            3,600              41,400
 * DHB Industries, Inc.                                                 73,300             691,219
   Diagnostic Products Corp.                                            52,200           2,198,664
*# Diametrics Medical, Inc.                                              2,500                 275
 * DiamondCluster International, Inc.                                   58,884             570,586
 * Diedrich Coffee, Inc.                                                 4,025              15,899
 * Digene Corp.                                                         35,000           1,365,350
 * Digi International, Inc.                                             37,548             390,124
 * Digimarc Corp.                                                       37,265             421,094
*# Digital Angel Corp.                                                  55,000             177,100
*# Digital Generation Systems, Inc.                                    114,900             166,605
 * Digital Impact, Inc.                                                 56,900             101,282
 * Digital Insight Corp.                                                63,100           1,219,092
*# Digital Lightwave, Inc.                                              49,700              81,508
 * Digital River, Inc.                                                  57,000           1,790,370
 * Digitas, Inc.                                                       113,157           1,046,702
   Dime Community Bancorp, Inc.                                         67,700           1,157,670
   Dimon, Inc.                                                          78,529             482,953
 * Diodes, Inc.                                                         12,150             265,234
 * Dionex Corp.                                                         38,310           1,929,292
 * Directrix, Inc.                                                         813                   3
 * Discovery Partners International                                     41,953             217,736
 * Display Technologies, Inc.                                           11,330                  23
   Distributed Energy Systems Corp.                                     59,250     $       189,600
 * Ditech Communications Corp.                                          58,480           1,205,273
 * Diversa Corp.                                                        77,608             730,291
 * Diversified Corporate Resources, Inc.                                   800               1,120
 * Dixie Group, Inc.                                                    18,500             218,485
 * Dixon Ticonderoga Co.                                                 1,900               7,125
 * DJ Orthopedics, Inc.                                                 38,800             905,204
 * DLB Oil & Gas, Inc.                                                   1,300                   0
 * DocuCorp International, Inc.                                         18,773             167,643
 * Document Sciences Corp.                                              14,200              74,962
 * Dollar Thrifty Automotive Group, Inc.                                45,400           1,190,388
 * Dominion Homes, Inc                                                   5,800             176,958
   Donegal Group, Inc. Class A                                           6,066             127,265
   Donegal Group, Inc. Class B                                           2,933              60,185
 * Dot Hill Systems Corp.                                               70,760             672,220
 * DoubleClick, Inc.                                                   164,482           1,394,807
 * DOV Pharmaceutical, Inc.                                             30,394             457,734
   Dover Downs Gaming & Entertainment, Inc.                              9,910             106,235
   Dover Motorsports, Inc.                                              26,200             120,258
   Downey Financial Corp.                                               36,476           1,929,580
*# DPAC Technologies Corp.                                              20,900              16,469
 * Drew Industries, Inc.                                                18,400             685,400
*# Drexler Technology Corp.                                             20,500             348,500
 * Dril-Quip, Inc.                                                      31,100             513,772
 * DRS Technologies, Inc.                                               48,500           1,357,515
 * Drugstore.com, Inc.                                                 133,100             617,584
 * DSP Group, Inc.                                                      51,900           1,366,008
 * DT Industries, Inc.                                                  10,300                 335
 * Duane Reade, Inc.                                                    36,021             594,346
 * Duckwall-ALCO Stores, Inc.                                            4,100              70,684
 * Ducommun, Inc.                                                       17,100             322,335
 * DuPont Photomasks, Inc.                                              32,755             723,230
   Duquesne Light Holdings, Inc.                                       104,700           2,013,381
 * Dura Automotive Systems, Inc.                                        28,100             265,826
 * DuraSwitch Industries, Inc.                                          10,500              31,384
 * Duratek, Inc.                                                        13,500             175,500
*# Durect Corp.                                                         91,387             322,596
*# DUSA Pharmaceuticals, Inc.                                           29,500             311,520
 * DVI, Inc.                                                            11,300                 186
 * Dyax Corp.                                                           56,000             551,600
 * Dycom Industries, Inc.                                               87,266           2,154,598
*# Dynacq Healthcare, Inc.                                              22,200             139,860
 * Dynamex, Inc.                                                        19,900             261,486
 * Dynamic Materials Corp.                                               2,000               6,120
 * Dynamics Research Corp.                                              14,598             239,553
 * Dynegy, Inc.                                                         84,700             371,833
*# E Com Ventures, Inc.                                                  2,175              20,119
 * E-Loan, Inc.                                                        108,400             264,496
   E-Z-EM, Inc.                                                          8,562             160,109
 * E.piphany, Inc.                                                     127,687             600,129
   Eagle Materials, Inc.                                                25,000           1,667,500
 * EarthLink, Inc.                                                     198,575           1,993,693
   East West Bancorp, Inc.                                              41,300           2,505,671
   Eastern Co.                                                           4,950              77,913
 * EasyLink Services Corp.                                               7,969              10,200
 * Echelon Corp.                                                        72,571             778,687
 * Eclipsys Corp.                                                       17,600             244,288
 * eCollege.com                                                         36,200             609,246
   Ecology & Environment, Inc. Class A                                   2,000              20,000
   Edelbrock Corp.                                                       5,470              82,323

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Eden Bioscience Corp.                                                12,800     $        14,080
*# EDGAR Online, Inc.                                                   16,400              16,072
 * Edge Petroleum Corp.                                                 23,100             319,935
 * Edgewater Technology, Inc.                                           11,569              71,612
   Edo Corp.                                                            35,800             768,984
   Educational Development Corp.                                         1,800              19,611
   EFC Bancorp, Inc.                                                     4,600             109,250
 * EFJ, Inc.                                                             7,800              64,740
 * eFunds Corp.                                                         86,006           1,376,956
 * EGL, Inc.                                                            84,700           1,937,936
 * El Paso Electric Co.                                                108,600           1,569,270
 * Elcom International, Inc.                                             3,500                 560
   Electro Rent Corp.                                                   39,266             429,570
 * Electro Scientific Industries, Inc.                                  33,300             760,239
 * Electroglas, Inc.                                                    37,600             197,400
 * Electronics Boutique Holdings Corp.                                  44,730           1,232,759
 * Electronics for Imaging, Inc.                                        84,900           2,356,824
 * Elizabeth Arden, Inc.                                                42,200             930,088
   ElkCorp                                                              35,300             875,440
 * eLoyalty Corp.                                                        6,700              42,411
 * ELXSI Corp.                                                           1,800               6,570
 * Embarcadero Technologies, Inc                                        47,750             541,007
 * Embrex, Inc.                                                         14,600             188,048
   EMC Insurance Group, Inc.                                            11,300             229,164
 * Emcor Group, Inc.                                                    27,100           1,148,498
 * EMCORE Corp.                                                         65,111             192,729
 * Emerging Vision, Inc.                                                25,700               3,341
 * Emeritus Corp.                                                       14,100              80,370
 * Emerson Radio Corp.                                                  45,422             152,164
 * Emisphere Technologies, Inc.                                         33,000             167,640
 * Emmis Communications Corp. Class A                                   82,800           1,805,040
   Empire District Electric Co.                                         45,400             908,908
 * EMS Technologies, Inc.                                               19,932             433,720
 * En Pointe Technologies, Inc.                                          6,500              12,285
 * Encore Acquisition Co.                                               54,800           1,539,880
 * Encore Capital Grooup, Inc.                                          31,700             483,108
 * Encore Medical Corp.                                                 74,500             520,010
 * Encore Wire Corp.                                                    25,965             791,024
 * Encysive Pharmaceuticals, Inc.                                       94,800             871,686
 * Endocardial Solutions, Inc.                                          39,300             382,389
 * Endocare, Inc.                                                       25,800              76,755
 * Endologix, Inc.                                                      57,000             281,580
   Energen Corp.                                                        41,300           1,850,240
 * Energy Conversion Devices, Inc.                                      43,105             540,106
 * Energy Partners, Ltd.                                                58,000             769,660
 * Energy West, Inc.                                                     3,900              25,545
   EnergySouth, Inc.                                                     7,971             290,304
 * Enesco Group, Inc.                                                   25,600             246,528
   Engineered Support Systems, Inc.                                     45,881           2,404,164
 * ENGlobal Corp.                                                        1,700               2,839
 * Enherent Corp.                                                       17,400               2,610
*# Enlighten Software Solutions, Inc.                                    1,600                   3
   Ennis Business Forms, Inc.                                           28,800             444,960
 * EnPro Industries, Inc.                                               35,200             680,768
 * Entegris, Inc.                                                      125,864           1,428,556
 * Enterrasys Networks, Inc.                                           378,100             741,076
 * Entravision Communications Corp.                                    106,817             865,218
 * Entremed, Inc.                                                       66,600             141,858
 * Entrust, Inc.                                                       114,400             526,240
 * Environmental Elements Corp.                                          5,000                 775
 * Environmental Technologies Corp.                                      3,700     $            26
 * Environmental Tectonics Corp.                                         7,100              52,540
 * Enzo Biochem, Inc.                                                   53,066             708,962
 * Enzon Pharmaceuticals, Inc.                                          51,600             741,492
 * EP Medsystems, Inc.                                                  14,900              43,210
 * EpicEdge, Inc.                                                       21,900                 208
 * Epicor Software Corp.                                                79,442           1,063,728
 * Epimmune, Inc.                                                       22,900              39,159
 * EPIQ Systems, Inc.                                                   31,150             455,724
 * EPIX Medical, Inc.                                                   40,828             997,428
 * ePlus, Inc.                                                          14,300             168,454
 * ePresence, Inc.                                                      25,100             101,404
*# Equimed Inc. Nevis                                                    2,250                   0
 * Equinix, Inc.                                                        27,300             858,585
 * Equity Marketing, Inc.                                                5,700              73,188
 * Equity Oil Co.                                                       16,000              68,000
*# eResearch Technology, Inc.                                           92,100           2,329,209
 * Ergo Science Corp.                                                    7,150              17,160
   ESB Financial Corp.                                                  11,762             149,142
*# Escalon Medical Corp.                                                 3,200              43,456
 * Esco Technologies, Inc.                                              23,200           1,143,760
 * eSpeed, Inc.                                                         50,500             957,985
   Espey Manufacturing & Electronics Corp.                                 400               9,044
 * ESS Technology, Inc.                                                 70,800             811,368
 * Esterline Technologies Corp.                                         36,500             919,070
   Ethan Allen Interiors, Inc.                                          34,800           1,356,156
 * Ethyl Corp.                                                          30,300             608,121
 * Euronet Worldwide, Inc.                                              53,952           1,240,356
 * European Micro Holdings, Inc.                                         4,600                 264
 * Evans & Sutherland Computer Corp.                                    10,400              51,844
 * Evans Systems, Inc.                                                   4,000                 360
 * Evercel, Inc.                                                           766                 295
 * Evergreen Resources, Inc.                                            58,700           2,221,795
*# Evergreen Solar, Inc.                                                26,400              79,992
 * Everlast Worldwide, Inc.                                              1,500               4,050
   EverTrust Financial Group, Inc.                                       2,850              55,461
 * Evolving Systems, Inc.                                               12,600              50,148
*# Exabyte Corp.                                                         1,000                 830
 * Exact Sciences Corp.                                                 44,505             281,272
 * Exactech, Inc.                                                       10,800             216,000
 * Exar Corp.                                                           70,108           1,116,820
 * Excel Technology, Inc.                                               20,400             657,900
 * Exelixis, Inc.                                                      124,818           1,150,822
 * Exponent, Inc.                                                        6,700             167,031
 * ExpressJet Holdings, Inc.                                            88,400           1,053,728
 * Extended Systems, Inc.                                               11,100              55,167
 * Extreme Networks, Inc.                                              202,100           1,075,172
 * Exult, Inc.                                                         192,081           1,187,061
 * Ezcorp, Inc. Class A Non-Voting                                      10,800              87,804
 * Ezenia! Inc.                                                            200                 140
   F.N.B. Corp.                                                         81,720           1,631,131
 * F5 Networks, Inc.                                                    61,300           1,819,997
 * Fab Industries, Inc.                                                  5,200              18,200
*# Factory 2-U Stores, Inc.                                             26,949              25,332
 # Factset Research Systems, Inc.                                       57,000           2,491,470
 * Fairchild Corp. Class A                                              40,052             180,234
 * Falcon Products, Inc.                                                11,800              44,250
*# FalconStor Software, Inc.                                            81,300             562,596
 * Famous Dave's of America, Inc.                                       22,120             174,129
 * Fargo Electronics                                                    22,200             252,192

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Farmer Brothers Co.                                                  19,000     $       542,640
 * Faro Technologies, Inc.                                              24,400             652,456
   FBL Financial Group, Inc. Class A                                    38,700           1,097,919
 * Featherlite, Inc.                                                     6,500              29,185
   Fedders Corp.                                                        53,810             238,916
   Federal Screw Works                                                   1,562              58,263
 # Federal Signal Corp.                                                 84,700           1,508,507
*# Federal-Mogul Corp.                                                  57,900              15,343
 * FEI Co.                                                              58,700           1,464,565
 * Female Health Co.                                                     9,300              29,295
   Ferro Corp.                                                          73,800           1,889,280
   FFLC Bancorp                                                          5,400             137,322
 * Fibermark, Inc.                                                       3,000                 300
*# Fiberstars, Inc.                                                     10,900              92,966
   Fidelity Bankshares, Inc.                                            27,022             914,424
 * Fidelity Federal Bancorp                                              2,500               4,200
   Fidelity Southern Corp.                                               8,800             118,800
 * Filenet Corp.                                                        69,380           1,897,543
 * Financial Federal Corp.                                              32,500           1,015,300
 * Financial Industries Corp.                                           12,482             142,919
 * Findwhat.Com                                                         39,600             917,136
*# Finisar Corp.                                                       333,296             663,259
 * Finish Line, Inc. Class A                                            34,100           1,135,530
 * Finishmaster, Inc.                                                      800               8,140
 * Finlay Enterprises, Inc.                                             19,000             372,020
 * Firebrand Financial Group, Inc.                                       9,100                 328
   First Albany Companies, Inc.                                          9,098              95,256
 * First Aviation Services, Inc.                                         6,200              30,132
   First Bancorp                                                         6,210             189,405
 * First Cash Financial Services, Inc.                                  29,000             597,400
   First Charter Corp.                                                  52,633           1,102,135
   First Citizens Bancshares, Inc.                                       1,300             150,800
   First Commonwealth Financial Corp.                                  104,509           1,391,015
   First Community Bancorp                                              27,000             980,100
   First Community Bancshares, Inc.                                      5,500             148,500
 * First Consulting Group, Inc.                                         44,128             230,348
   First Defiance Financial Corp.                                        6,859             171,612
   First Federal Bancshares of Arkansas, Inc.                            5,800             117,160
   First Federal Capital Corp.                                          38,084           1,033,600
   First Financial Bancorp                                              78,048           1,329,157
   First Financial Bankshares, Inc.                                     15,395             624,267
   First Financial Corp.                                                 2,550              74,001
   First Financial Holdings, Inc.                                       22,600             666,700
   First Franklin Corp.                                                    300               5,550
 * First Horizon Pharmaceutical Corp.                                   64,564           1,144,397
   First Indiana Corp.                                                  26,617             525,153
 * First Investors Financial Services Group, Inc.                        5,400              29,538
   First Keystone Financial, Inc.                                        2,000              54,000
   First M&F Corp.                                                       2,100              69,489
 * First Mariner Bank Corp.                                              4,900              87,367
   First Merchants Corp.                                                32,408             778,764
   First Midwest Bancorp, Inc.                                           7,375             252,594
   First Midwest Financial, Inc.                                         2,400              53,760
   First Mutual Bancshares, Inc.                                         5,013             116,251
   First National Bankshares of Florida                                 28,320             551,107
   First Niagara Financial Group, Inc.                                 142,929           1,779,466
   First Oak Brook Bancshares, Inc. Class A                              3,150              91,350
   First PacTrust Bancorp, Inc.                                          8,200             176,710
   First Place Financial Corp.                                          22,751     $       374,026
   First Republic Bank                                                  27,350           1,114,786
   First SecurityFed Financial, Inc.                                     4,400             155,540
   First Sentinel Bancorp, Inc.                                         41,508             866,687
   First State Bancorporation                                           12,876             408,555
   First United Corp.                                                    3,500              73,360
 * First Virtual Communications, Inc.                                    4,150               6,557
   First Years, Inc.                                                     8,100             135,675
   Firstbank Corp.                                                       2,835              75,269
   FirstBank NW Corp.                                                    2,928              76,860
 * FirstCity Financial Corp.                                            18,200             141,960
 * FirstFed Financial Corp.                                             30,700           1,267,603
 * Firstwave Technologies, Inc.                                          2,600               7,774
 * Fischer Imaging Corp.                                                 9,100              26,845
   Flag Financial Corp.                                                  6,500              81,250
   Flagstar Bancorp, Inc.                                              103,400           2,229,304
 * Flamemaster Aerospace Corp. Restricted                                    4                   0
   Flamemaster Corp.                                                       278               1,162
 * Flanders Corp.                                                       45,560             325,754
 * Fleetwood Enterprises, Inc.                                          70,500             944,700
*# Fleming Companies, Inc.                                              15,082                  72
   Flexsteel Industries, Inc.                                            6,100             131,882
 * Flir Systems, Inc.                                                   55,800           2,745,360
 * Florida Banks, Inc.                                                   5,700             119,472
   Florida East Coast Industries, Inc.                                  57,400           2,076,732
   Florida Public Utilities Co.                                          3,866              73,454
   Florida Rock Industries, Inc.                                        39,850           1,584,037
 * Flow International Corp.                                             27,600              77,280
   Flowers Foods, Inc.                                                  79,925           1,867,847
 * Flowserve Corp.                                                      96,700           2,025,865
   Flushing Financial Corp.                                             33,714             590,332
 * FMC Corp.                                                            59,000           2,393,630
   FMS Financial Corp.                                                   3,300              56,100
   FNB Corp.                                                             2,700              52,380
   FNB Financial Services Corp.                                          2,625              48,562
*# Foamex International, Inc.                                           41,000             184,090
 * FOCUS Enhancements, Inc.                                              3,132               4,316
 * Foodarama Supermarkets, Inc.                                          1,100              44,275
   Foothill Independent Bancorp                                          6,555             133,788
*# Footstar, Inc.                                                       27,600             120,060
   Forest City Enterprises, Inc. Class B                                 4,500             226,125
 * Forest Oil Corp.                                                     75,170           1,871,733
 * Forgent Networks, Inc.                                               39,400              50,432
 * Forrester Research, Inc.                                             37,384             684,875
 * Forward Air Corp., Inc.                                              38,750           1,195,437
 * Fossil, Inc.                                                         94,218           2,238,620
 * Foster (L.B.) Co. Class A                                            10,000              78,000
*# Foster Wheeler, Ltd.                                                 40,600              47,908
 * Fountain Powerboat Industries, Inc.                                   4,700              22,560
*# FPIC Insurance Group, Inc.                                           17,946             484,542
   Frankfort First Bancorp, Inc.                                           850              18,156
 * Frankfort Tower Industries, Inc.                                     14,700                  73
 # Franklin Bancorp, Inc.                                                3,489              69,431
 * Franklin Covey Co.                                                   19,300              47,285
   Franklin Electric Co., Inc.                                          10,800             686,880
 * Franklin Electronic Publishers, Inc.                                  7,900              33,812
   Fred's, Inc.                                                         70,450           1,480,859
 * FreeMarkets, Inc.                                                    67,900             463,078
   Frequency Electronics, Inc.                                           8,300             116,532
   Fresh Brands, Inc.                                                    5,100              42,131

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Fresh Choice, Inc.                                                    5,900     $         9,794
 * Friede Goldman Halter, Inc.                                           1,083                   2
   Friedman Industries, Inc.                                             6,158              24,016
   Friedmans, Inc. Class A                                              35,240             111,358
 * Friendly Ice Cream Corp.                                              7,300              96,214
   Frisch's Restaurants, Inc.                                            4,900             139,895
 * Frontier Airlines, Inc.                                              59,961             557,637
   Frontier Oil Corp.                                                   47,800             945,006
 * Frozen Food Express Industries, Inc.                                 27,607             189,108
   FSF Financial Corp.                                                   2,300              79,580
 * FSI International, Inc.                                              50,700             349,323
 * FTI Consulting, Inc.                                                 76,425           1,280,119
 * FuelCell Energy, Inc.                                                85,854           1,362,503
   Fuller (H.B.) Co.                                                    51,309           1,374,568
*# FX Energy, Inc.                                                      19,400             162,378
   G & K Services, Inc. Class A                                         34,200           1,345,770
 * G-III Apparel Group, Ltd.                                             6,700              60,400
   GA Financial, Inc.                                                    5,300             185,606
   Gabelli Asset Management, Inc.                                       11,100             465,312
 * Gadzooks, Inc.                                                       13,600              24,140
 * Gaiam, Inc.                                                           5,500              33,440
 * Galaxy Nutritional Foods, Inc.                                       11,500              22,425
 * Galey & Lord, Inc.                                                    6,400                  32
*# Galyan's Trading Co.                                                 29,537             296,847
 * GameStop Corp.                                                       37,700             588,874
   GameTech International, Inc.                                         11,100              50,061
 * Gardenburger, Inc.                                                    4,000                 880
 * Gardner Denver Machinery, Inc.                                       34,688             908,479
 * Gartner Group, Inc.                                                  80,500             986,125
 * Gateway, Inc.                                                       140,600             569,430
   GATX Corp.                                                           85,200           2,054,172
 * Gaylord Entertainment Co.                                            69,463           1,997,061
   GB & T Bancshares, Inc.                                                 700              19,089
 * GC Companies, Inc.                                                      200                 125
 * Gehl Co.                                                              8,900             151,211
 * Genaera Corp.                                                        23,000              82,110
 * Genaissance Pharmaceuticals, Inc.                                    41,300             180,027
   Gencorp, Inc.                                                        80,111             910,061
 * Gene Logic, Inc.                                                     66,682             262,727
 * Genecor International, Inc.                                         102,608           1,541,172
 * Genelabs Technologies, Inc.                                         149,610             388,986
 * General Binding Corp.                                                13,300             178,619
 * General Cable Corp.                                                  70,700             566,307
 * General Communications, Inc. Class A                                 92,600             734,318
 * General DataComm Industries, Inc.                                     1,310                 458
 * General Employment Enterprises, Inc.                                  3,100               4,820
 * Genesco, Inc.                                                        39,200             983,920
 * Genesee & Wyoming, Inc.                                              33,750             771,525
 * Genesee Corp. Class B                                                   200                 765
 * Genesis HealthCare Corp.                                             31,450             814,240
 * Genesis Microchip, Inc.                                              37,462             605,011
 * Geneva Financial Corp.                                                2,600               1,950
 * Genlyte Group, Inc.                                                  24,500           1,439,865
*# Genta, Inc.                                                         131,800             303,140
 * Gentek, Inc.                                                         10,900                  44
 * Gentiva Health Services, Inc.                                        13,950             221,526
*# Genus, Inc.                                                          67,221             174,707
 * GenVec, Inc.                                                         90,669             286,514
   Georgia Gulf Corp.                                                   58,600           1,981,852
 * Gerber Scientific, Inc.                                              38,600     $       240,864
 * Geron Corp.                                                          73,209             539,550
   Gevity HR, Inc.                                                      35,000             917,350
 * Giant Group, Ltd.                                                     2,200               5,225
 * Giant Industries, Inc.                                               20,800             389,376
   Gibraltar Steel Corp.                                                18,600             538,470
 * Giga-Tronics, Inc.                                                    4,600               7,314
   Glacier Bancorp, Inc.                                                43,660           1,153,497
 * Glacier Water Services, Inc.                                          3,600              66,456
   Glatfelter (P.H.) Co.                                                75,600             925,344
 * Glenayre Technologies, Inc.                                         113,627             287,476
 * Global e-Point, Inc.                                                  3,008              11,882
 * Global Imaging Systems, Inc.                                         39,500           1,337,470
 * Global Payment Technologies, Inc.                                     5,500              20,185
 * Global Power Equipment Group, Inc.                                   83,400             552,942
 * Globecomm Systems, Inc.                                              16,500              96,690
*# Glowpoint, Inc.                                                      49,850             108,174
 * GoAmerica, Inc.                                                       2,850               2,562
   Gold Banc Corp.                                                      63,565           1,041,195
   Golden Enterprises, Inc.                                             11,800              34,338
 * Golden State Vintners, Inc.                                           5,100              41,667
 * Goodrich Petroleum Corp.                                             30,600             252,450
*# Goodyear Tire & Rubber Co.                                          180,900           1,573,830
   Goody's Family Clothing, Inc.                                        43,942             524,667
*# GoRemote Internet Communications, Inc.                               64,900             129,800
   Gorman-Rupp Co.                                                       7,975             211,337
 * Gottschalks, Inc.                                                    12,700              65,786
 * GP Strategies Corp.                                                  14,560             109,200
 * Gradco Systems, Inc.                                                    230               2,254
 * Graftech International, Ltd.                                        171,300           1,627,350
   Graham Corp.                                                          1,000              11,000
   Granite Construction, Inc.                                           74,600           1,409,940
 * Graphic Packaging Corp.                                             102,600             662,796
   Gray Television, Inc.                                                74,060           1,043,505
   Gray Television, Inc. Class A                                         6,800              87,040
   Great American Financial Resources, Inc.                             18,300             279,075
 * Great Atlantic & Pacific Tea Co., Inc.                               69,300             480,249
   Great Lakes Chemical Corp.                                           91,200           2,259,936
   Great Southern Bancorp, Inc.                                          6,800             378,896
   Greater Bay Bancorp                                                  72,446           2,079,925
   Greater Communications Bancorp                                        3,600              50,580
 * Green Mountain Coffee, Inc.                                          12,200             245,342
   Green Mountain Power Corp.                                            7,700             197,967
 * Greenbriar Corp.                                                        674               1,938
 * Greenbrier Companies, Inc.                                           14,100             242,943
   Greene County Bancshares, Inc.                                        1,900              39,805
 * Greens Worldwide, Inc.                                                2,502                  56
   Grey Global Group, Inc.                                                 200             151,000
 * Grey Wolf, Inc.                                                     335,300           1,223,845
 * Griffin Land & Nurseries, Inc. Class A                                2,200              55,649
 * Griffon Corp.                                                        53,280           1,240,358
 * Gristede's Foods, Inc.                                                1,200               1,020
 * Group 1 Automotive, Inc.                                             38,700           1,242,270
 * Group 1 Software, Inc.                                               16,450             376,047
 * Grubb & Ellis Co.                                                    14,900              15,049
 * GSI Commerce, Inc.                                                   73,754             604,783
*# GSV, Inc.                                                             1,800                 216
 * GTC Biotherapeutics, Inc.                                            59,964              98,341
 * GTSI Corp.                                                           14,600             174,032

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Guaranty Bancshares, Inc.                                             3,000     $        57,375
   Guaranty Federal Bancshares, Inc.                                     3,000              59,100
 * Guess, Inc.                                                          79,080           1,217,832
*# Guilford Pharmaceuticals, Inc.                                       61,047             378,491
 * Guitar Center, Inc.                                                  43,800           1,879,020
   Gulf Island Fabrication, Inc.                                        21,537             409,203
 * Gulfmark Offshore, Inc.                                              34,200             459,990
 * Gymboree Corp.                                                       54,900             800,991
 * Ha-Lo Industries, Inc.                                               64,900                  91
 * Haemonetics Corp.                                                    44,800           1,218,560
   Haggar Corp.                                                          6,300             127,008
 * Hain Celestial Group, Inc.                                           59,188           1,047,628
 * Halifax Corp.                                                         1,000               4,500
 * Hall Kinion Associates, Inc.                                         18,000              74,520
 * Hammons (John Q.) Hotels, Inc. Class A                                5,200              48,880
 * Hampshire Group, Ltd.                                                 4,000             115,920
   Hancock Fabrics, Inc.                                                32,200             374,164
   Hancock Holding Co.                                                  53,400           1,467,432
   Handleman Co.                                                        41,923             939,075
 * Hanger Orthopedic Group, Inc.                                        36,252             598,158
   Hanmi Financial Corp.                                                 5,500             144,925
 * Hanover Compressor Co.                                              153,900           1,611,333
   Harbor Florida Bancshares, Inc.                                      42,898           1,204,147
   Hardinge, Inc.                                                        8,800             104,720
   Harland (John H.) Co.                                                47,100           1,427,130
   Harleysville Group, Inc.                                             49,967             943,877
   Harleysville National Corp.                                          41,107           1,025,620
 * Harmonic, Inc.                                                      122,360             781,880
 * Harolds Stores, Inc.                                                  2,308               5,816
 * Harris Interactive, Inc.                                            106,200             790,128
   Harrodsburg First Financial Bancorp, Inc.                             1,100              21,422
 * Hartmarx Corp.                                                       33,600             202,608
 * Harvard Bioscience, Inc.                                             52,700             247,690
 * Harvest Natural Resources, Inc.                                      63,100             801,370
 * Hastings Entertainment, Inc.                                         11,300              87,903
 * Hastings Manufacturing Co.                                              700               1,802
 * Hauppauge Digital, Inc.                                               8,800              55,977
   Haverty Furniture Co., Inc.                                          15,700             275,535
   Haverty Furniture Co., Inc. Class A                                     400               7,220
*# Hawaiian Holdings, Inc.                                              29,875             144,894
 * Hawk Corp.                                                            8,500              44,412
   Hawkins, Inc.                                                        10,200             122,502
 * Hawthorne Financial Corp.                                            17,910             630,969
 * Headwaters, Inc.                                                     59,800           1,249,820
 * HealthAxis, Inc.                                                        750               1,642
   Healthcare Services Group, Inc.                                      16,650             258,741
 * HealthExtras, Inc.                                                   66,050           1,007,262
   Heartland Express, Inc.                                              89,936           2,178,250
   Heartland Financial USA, Inc.                                         5,779             101,132
 * Hecla Mining Co.                                                    208,400           1,352,516
 * Hector Communications Corp.                                           3,500              70,000
 * HEI, Inc.                                                             6,000              15,300
   Heico Corp.                                                          16,700             245,657
   Heico Corp. Class A                                                   7,465              88,236
 * Heidrick & Struggles International, Inc.                             34,000             949,960
   Helix Technology Corp.                                               46,953             933,426
   Helmerich & Payne, Inc.                                              54,900           1,369,755
*# Hemispherx Biopharma, Inc.                                           73,500             255,045
   Henry Jack & Associates, Inc.                                        18,642     $       361,655
 * Hercules, Inc.                                                      200,800           2,124,464
 * Heritage Commerce Corp.                                               2,800              39,732
   Heritage Financial Corp.                                              7,500             142,125
 * Herley Industries, Inc.                                              25,400             521,970
 * Hexcel Corp.                                                         69,400             589,900
   HF Financial Corp.                                                    3,630              53,833
*# Hi-Shear Technology Corp.                                             8,600              27,004
 * Hi-Tech Pharmacal, Inc.                                              14,250             264,907
 * HI/FN, Inc.                                                          10,400             101,400
 * Hibbett Sporting Goods, Inc.                                         40,870           1,061,803
   Hickory Tech Corp.                                                   13,900             156,097
   Hilb Rogal Hamilton Co.                                              64,400           2,290,708
 * Hines Horticulture, Inc.                                             22,000              95,480
   Hirsch International Corp. Class A                                    3,300               3,432
   HMN Financial, Inc.                                                   4,400             110,572
 * HMS Holdings Corp.                                                   34,395             185,733
 * Hoenig Group Escrow Shares                                            7,900               1,817
 * Holiday RV Superstores, Inc.                                            930                   5
   Hollinger International, Inc. Class A                               100,900           1,775,840
 * Hollis-Eden Pharmaceuticals, Inc.                                    33,553             345,260
   Holly Corp.                                                          18,600             646,350
 * Hollywood Entertainment Corp.                                       105,773           1,404,665
 * Hollywood Media Corp.                                                44,600             145,396
 * Hologic, Inc.                                                        36,300             746,328
   Home Federal Bancorp                                                  4,300             114,595
   Home Loan Financial Corp.                                             1,700              34,850
 * Home Products International, Inc.                                     7,800              10,062
 * HomeStore, Inc.                                                      69,828             291,183
   Hooper Holmes, Inc.                                                 113,800             637,280
   HopFed Bancorp, Inc.                                                  2,100              36,414
   Horace Mann Educators Corp.                                          73,638           1,246,691
   Horizon Financial Corp.                                              18,284             336,791
 * Horizon Health Corp.                                                  9,900             227,700
 * Horizon Medical Products, Inc.                                       19,400              36,860
 * Horizon Offshore, Inc.                                               51,300              62,586
 * Hot Topic, Inc.                                                      86,800           1,875,748
 * Houston Exploration Co.                                              49,997           2,362,858
 * Hovnanian Enterprises, Inc. Class A                                  50,300           1,775,590
 * Hub Group, Inc. Class A                                               7,000             229,040
 * Hudson Highland Group, Inc.                                           2,130              59,107
   Hudson River Bancorp, Inc.                                           51,564             898,761
 * Hudson Technologies, Inc.                                             5,100               5,508
 * Huffy Corp.                                                          27,005              31,326
   Hughes Supply, Inc.                                                  36,569           1,974,726
   Humboldt Bancorp                                                     20,410             381,055
 * Hurco Companies, Inc.                                                 5,600              75,544
 * Hutchinson Technology, Inc.                                          46,900           1,238,629
 * Huttig Building Products, Inc.                                        5,300              43,725
 * Hycor Biomedical, Inc.                                                8,000              42,000
 * Hydril Co.                                                           28,800             828,288
 * Hypercom Corp.                                                       91,600             615,552
 * HyperFeed Technologies, Inc.                                          1,450               5,481
 * Hyperion Solutions Corp                                              64,124           2,541,875
 * I-Flow Corp.                                                         35,800             484,374
 * I-many, Inc.                                                         47,900              59,875
*# I-Sector Corporation                                                  5,900              50,740
 * I-Trax Inc                                                           30,300             101,505
 * I.C. Isaacs & Co., Inc.                                               7,200               7,272
   Iberiabank Corp.                                                     11,520             674,726
 * Ibis Technology Corp.                                                18,800             144,760

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
*# icad, Inc.                                                            3,600     $        12,672
 * Ico, Inc.                                                            14,320              30,502
 * ICT Group, Inc.                                                      19,274             220,495
 * ICU Medical, Inc.                                                    24,650             821,091
   Idacorp, Inc.                                                        68,700           1,786,200
 * Identix, Inc.                                                       152,412           1,104,987
   Idex Corp.                                                           42,200           2,012,940
 * IDT Corp.                                                            37,478             659,238
 * IDT Corp. Class B                                                    29,500             531,000
 * IDX Systems Corp.                                                    53,951           1,571,593
 * iGate Capital Corp.                                                  88,012             392,534
 * IGI, Inc.                                                             2,100               4,620
 * Igo Escrow Share                                                      4,100                   0
   IHOP Corp.                                                           36,200           1,303,200
 * II-VI, Inc.                                                          24,370             628,259
   Ikon Office Solutions, Inc.                                         136,960           1,509,299
 * ILEX Oncology, Inc.                                                  62,400           1,444,560
 * Illumina, Inc.                                                       55,861             354,159
   ILX Resorts, Inc.                                                     2,900              29,203
 * Image Entertainment, Inc.                                            32,900             113,505
*# ImageWare Systems, Inc.                                               5,500              15,345
   Imation Corp.                                                        59,100           2,432,556
 # IMC Global, Inc.                                                    184,158           2,292,767
 * IMCO Recycling, Inc.                                                 26,200             330,120
 * Immersion Corp.                                                      39,400             169,026
*# Immtech International, Inc.                                          14,900             212,325
 * Immucor, Inc.                                                        36,875           1,146,075
 * ImmunoGen, Inc.                                                      69,053             553,115
 * Immunomedics, Inc.                                                   84,800             513,888
 * IMPAC Medical Systems, Inc.                                          10,400             121,472
 * Impath, Inc.                                                         21,600             122,040
 * Impax Laboratoroes, Inc.                                             96,544           2,138,450
 * Impco Technologies, Inc.                                             31,600             181,068
 * Imperial Sugar Co.                                                   15,420             182,110
*# Imperial Sugar Company                                               14,551                   0
*# Implant Sciences Corp.                                               12,500             173,500
 * Impreso, Inc.                                                         5,300              12,614
 * Incyte Genomics, Inc.                                               123,730             887,144
   Independence Holding Co.                                              2,750              90,337
   Independent Bank Corp. MA                                            24,700             655,044
   Independent Bank Corp. MI                                            35,204             891,717
*# Indevus Pharmaceuticals, Inc.                                        85,094             708,833
 * Index Development Partners, Inc.                                      5,700                 313
 * Indus International, Inc.                                            34,900              88,995
 * Industrial Distribution Group, Inc.                                  15,500             112,375
 * INEI Corp.                                                            1,700               2,380
 * Inet Technologies, Inc.                                              65,957             587,677
   Infinity Property & Casualty Corp.                                   33,460           1,043,952
 * Infinity, Inc.                                                       15,398              56,203
*# Infocrossing, Inc.                                                   25,100             331,320
 * InFocus Corp.                                                        67,089             540,737
 * Infonet Services Corp.                                              133,400             229,448
 * Informatica Corp.                                                   145,100           1,125,976
 * Information Architects Corp.                                          1,080                 324
 * Information Holdings, Inc.                                           35,400             945,888
 * Inforte Corp.                                                        18,500             200,170
 * InfoSpace, Inc.                                                      53,446           1,955,055
 * infoUSA, Inc.                                                        98,962             890,658
   Ingles Market, Inc. Class A                                          17,405             184,493
 * Inkine Pharmaceutical Co., Inc.                                      21,400              87,954
 * Innodata Corp.                                                       36,300             139,755
 * Innotrac Corp.                                                       11,600     $       107,300
 * Innovative Clinical Solutions, Ltd.                                     968                   6
 * Innovative Solutions & Support, Inc.                                 12,700             253,759
 * Innovex, Inc.                                                        31,500             169,785
 * Input/Output, Inc.                                                   90,300             623,070
 * Insight Communications Co., Inc.                                     83,175             795,153
 * Insight Enterprises, Inc.                                            82,079           1,506,970
 * Insightful Corp.                                                      6,300              27,147
 * Insignia Systems, Inc.                                               19,250              25,602
*# Insite Vision, Inc.                                                  18,000              14,040
 * Insituform Technologies, Inc. Class A                                45,019             688,791
 * Insmed, Inc.                                                         65,218             149,936
 * Inspire Pharmaceuticals, Inc.                                        54,180             928,103
 * Instinet Group, Inc.                                                 36,500             240,535
 * Insurance Auto Auctions, Inc.                                        19,961             326,562
 * InsWeb Corp.                                                          1,633               7,757
   Integra Bank Corp.                                                   30,683             644,036
*# Integra Lifesciences Corp.                                           51,200           1,641,984
   Integral Systems, Inc.                                                9,200             161,644
*# Integral Vision, Inc.                                                 2,200               3,630
 * IntegraMed America, Inc.                                              3,100              22,568
*# Integrated Bio                                                       17,100             237,690
 * Integrated Electrical Services, Inc.                                 64,400             579,600
 * Integrated Information Systems, Inc.                                    820                 102
 * Integrated Silicon Solution, Inc.                                    58,400             928,560
 * Integrated Telecom Express, Inc.                                        600                   0
 * Integrity Media, Inc.                                                 1,900              12,084
 * Intelli-Check, Inc.                                                  17,300             129,577
 * Intellidata Technologies Corp.                                       65,500              49,780
 * Intelligent Systems Corp.                                             4,500               8,325
 * Intelligroup, Inc.                                                   29,500             116,230
*# Intellisync Corp.                                                   101,786             257,519
   Inter Parfums, Inc.                                                  18,550             466,903
 * Interactive Data Corp.                                               58,013             983,320
 * Interactive Intelligence, Inc.                                       26,100             147,465
 * InterCept Group, Inc.                                                36,500             543,485
   Interchange Financial Services Corp.                                 12,600             289,170
 * Interdigital Communications Corp.                                   100,000           1,696,000
 * Interep National Radio Sales, Inc.                                    4,600               8,970
 * Interface, Inc. Class A                                              78,157             547,099
 * Interferon Scientific, Inc.                                           2,435                 101
 * Intergraph Corp.                                                     73,300           1,842,762
 * Interland, Inc.                                                      31,610              91,985
 * Interlink Electronics, Inc.                                           9,700              97,485
 * Intermagnetics General Corp.                                         28,395             836,801
   Intermet Corp.                                                       43,500             178,785
 * InterMune, Inc.                                                      54,200             770,182
   International Aluminum Corp.                                          2,100              62,223
 * International Microcomputer Software, Inc.                            5,100               6,630
 * International Multifoods Corp.                                       32,800             818,688
 * International Shipholding Corp.                                       6,100              86,650
*# Internet Commerce Corp.                                               4,000               5,560
 * Internet Security Systems, Inc.                                      84,700           1,339,954
*# Interpharm Holdings, Inc.                                            31,700             102,074
 * Interphase Corp.                                                      5,400              51,295
   Interpool, Inc.                                                      38,000             641,250
 * Interpore International, Inc.                                        30,400             438,672
   Interstate Bakeries Corp.                                            77,200             810,600
 * Interstate Hotels & Resorts, Inc.                                    49,540             265,039
   Inter-Tel, Inc.                                                      42,800           1,056,304

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Intervoice, Inc.                                                     59,818     $       838,050
 * Interwoven, Inc.                                                     68,607             632,557
 * Intest Corp.                                                          8,600              49,450
 * Intevac, Inc.                                                        12,000             108,000
 * IntraBiotics Pharmaceuticals, Inc.                                    8,500             120,955
 * Intrado, Inc.                                                        28,900             480,318
 * Intraware, Inc.                                                      14,200              28,258
 * Introgen Therapeutics, Inc.                                          45,075             296,548
*# Intrusion, Inc.                                                       4,050               8,015
 * Intuitive Surgical, Inc.                                             56,123             928,274
   Invacare Corp.                                                       48,600           2,015,442
 * Inveresk Resh                                                        63,807           1,919,315
 * Inverness Medical Innovations, inc.                                   7,461             144,669
 * Investment Technology Group, Inc.                                    76,000           1,037,400
 * INVESTools, Inc.                                                      4,283               8,780
   Investors Title Co.                                                   1,400              38,717
 * Invision Technologies, Inc.                                          27,200           1,355,920
 * Iomed, Inc.                                                          10,500              30,765
   Iomega Corp.                                                         87,595             423,960
 * Ion Networks, Inc.                                                    4,200                 336
*# Ionatron, Inc.                                                       17,500             103,075
 * Ionics, Inc.                                                         38,400             969,984
*# IPIX Corp.                                                            4,350              36,496
 * Iridex Corp.                                                          6,800              47,260
*# IRIS International, Inc.                                             24,100             202,151
   Irwin Financial Corp.                                                50,400           1,282,680
   Isco, Inc.                                                            5,635              89,760
 * Isis Pharmaceuticals, Inc.                                           94,400             609,824
*# Island Pacific, Inc.                                                 73,700              58,223
 * Isle of Capri Casinos, Inc.                                          53,200           1,031,016
 * Isolagen Inc                                                         44,700             394,254
 * Iteris Holdings, Inc.                                                   300                 810
 * ITLA Capital Corp.                                                    5,800             232,580
 * Itron, Inc.                                                          34,900             720,336
 * ITXC Corp.                                                           45,200             106,672
 * iVillage, Inc.                                                       63,600             438,204
 * Ixia                                                                102,300             958,551
 * IXYS Corp.                                                           55,824             521,954
 * J & J Snack Foods Corp.                                              15,100             600,376
 * J Net Enterprises, Inc.                                               8,400              12,600
 * J. Alexander's Corp.                                                  9,200              65,780
 * J. Jill Group, Inc.                                                  33,800             690,534
 * j2 Global Communication, Inc.                                        39,332             974,254
 * Jack in the Box, Inc.                                                61,800           1,728,546
 * Jaclyn, Inc.                                                          1,300               6,604
 * Jaco Electronics, Inc.                                                5,659              28,190
 * Jacuzzi Brands, Inc.                                                127,678           1,090,370
 * Jakks Pacific, Inc.                                                  42,623             757,837
 * Jarden Corp.                                                         45,450           1,590,750
 * JDA Software Group, Inc.                                             48,712             616,207
 * Jennifer Convertibles, Inc.                                           1,300               4,108
   JLG Industries, Inc.                                                 73,800             931,356
 * JMAR Industries, Inc.                                                23,700              52,614
 * Jo-Ann Stores, Inc.                                                  37,075           1,061,457
 * Johnson Outdoors, Inc.                                                6,700             127,769
 * Jones Lang LaSalle, Inc.                                             53,600           1,351,792
 * Jos. A. Bank Clothiers, Inc.                                         17,700             576,843
 * Journal Register Co.                                                 71,200           1,381,280
   Joy Global, Inc.                                                     85,500           2,351,250
 * JPS Industries, Inc.                                                  9,200              22,825
 * Juno Lighting, Inc.                                                     980              33,065
 * Jupitermedia Corp.                                                   43,780     $       450,934
   K Swiss, Inc. Class A                                                45,200             904,000
 * K-Tron International, Inc.                                            2,400              51,216
 * K-V Pharmaceutical Co. Class A                                       55,450           1,413,975
 * K-V Pharmaceutical Co. Class B                                       20,975             572,617
 * K2, Inc.                                                             60,663             892,959
 * Kadant, Inc.                                                         23,420             473,787
 * Kaiser Aluminum Corp.                                                14,500                 507
   Kaman Corp. Class A                                                  38,300             451,174
 * Kansas City Southern Industries, Inc.                               105,600           1,372,800
 * Katy Industries, Inc.                                                 8,300              48,555
   Kaydon Corp.                                                         47,900           1,285,157
 * KBK Capital Corp.                                                     2,200               2,475
 * KCS Energy, Inc.                                                     82,900           1,037,079
*# Keane, Inc.                                                         107,864           1,547,848
 * Keith Companies, Inc.                                                11,400             159,828
   Keithley Instruments, Inc.                                           23,200             501,352
   Kellwood Co.                                                         45,476           1,850,873
   Kelly Services, Inc.                                                 53,005           1,470,359
 * Kemet Corp.                                                         146,923           1,785,114
 * Kendle International, Inc.                                           22,203             166,522
   Kennametal, Inc.                                                     35,200           1,499,520
 * Kennedy-Wilson, Inc.                                                  8,800              59,840
 * Kensey Nash Corp.                                                    19,300             616,442
*# Keravision, Inc.                                                      4,300                  13
   Kewaunee Scientific Corp.                                             2,000              21,530
 * Key Energy Group, Inc.                                              221,900           2,147,992
 * Key Technology, Inc.                                                  4,700              61,570
 * Key Tronic Corp.                                                      8,600              30,788
 * Keynote Systems, Inc.                                                18,600             242,730
 * Keystone Automotive Industries, Inc.                                 25,858             711,095
 * Keystone Consolidated Industries, Inc.                                2,100                 283
 * Kforce, Inc.                                                         52,200             478,152
 * KFX, Inc.                                                            92,500             818,625
   Kimball International, Inc. Class B                                  41,100             568,824
 * Kindred Healthcare, Inc.                                             61,878           1,537,050
 * Kirby Corp.                                                          41,200           1,458,480
 * Kirklands, Inc.                                                      17,200             202,100
   Knape & Vogt Manufacturing Co.                                        2,290              29,816
 * Knight Trading Group, Inc.                                           50,956             583,956
 * Knight Transportation, Inc.                                          63,625           1,551,177
 * Koala Corp.                                                           6,500               2,535
 * Komag Inc                                                            46,609             675,830
 * Kontron Mobile Computing, Inc.                                        8,900               3,471
 * Kopin Corp.                                                         119,087             645,452
 * Korn/Ferry International                                             64,400             894,516
 * Kos Pharmaceuticals, Inc.                                            52,000           1,730,040
 * Kosan Biosciences, Inc.                                              48,424             525,885
   Koss Corp.                                                            3,600              75,456
 * Krispy Kreme Doughnuts, Inc.                                         25,000             536,750
 * Kroll, Inc.                                                          66,560           2,432,102
   Kronos Worldwide, Inc.                                               34,941           1,083,171
 * Kronos, Inc.                                                         52,500           2,177,700
 * Kulicke & Soffa Industries, Inc.                                     85,734             983,369
 * KVH Industries, Inc.                                                 23,828             321,440
 * Kyphon, Inc.                                                         67,900           1,662,871
 * La Jolla Pharmceutical Co.                                          109,100             294,570
   La-Z-Boy, Inc.                                                       89,400           1,649,430
 * LaBarge, Inc.                                                        26,800             203,680
 * LabOne, Inc.                                                         28,994             902,003
 * Labor Ready, Inc.                                                    70,000             851,900

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 # Labranche & Co., Inc.                                               101,700     $       911,232
   Laclede Group, Inc.                                                  32,600             888,024
 * LaCrosse Footwear, Inc.                                               5,800              45,588
   Ladish Co., Inc.                                                     19,500             169,650
   Lakeland Bancorp, Inc.                                               13,119             206,624
 * Lakeland Industries, Inc.                                             2,420              52,635
 * Lakes Entertainment, Inc.                                            21,950             271,302
 * Lamson & Sessions Co.                                                23,400             176,670
   Lance, Inc.                                                          62,400             951,600
 * Lancer Corp.                                                          9,325              59,680
   Landamerica Financial Group, Inc.                                    31,700           1,264,513
   Landauer, Inc.                                                       14,200             582,342
 * Landec Corp.                                                         36,190             256,587
   Landry's Restaurants, Inc.                                           47,100           1,413,000
 * Landstar Systems, Inc.                                               48,600           2,362,932
 * Lannet Co., Inc.                                                     33,430             566,639
 * Lantronix, Inc.                                                      15,000              18,750
*# Large Scale Biology Corp.                                            42,800              65,912
 * Larscom, Inc.                                                         1,157               5,785
 * Laserscope                                                           34,750             996,283
 * Lattice Semiconductor Corp.                                         188,666           1,473,481
 * Laureate Education, Inc.                                             69,700           2,559,384
   Lawson Products, Inc.                                                 9,600             337,440
 * Lawson Software, Inc.                                               167,308           1,199,598
 * Layne Christensen Co.                                                11,600             195,576
 * Lazare Kaplan International, Inc.                                     8,700              76,560
 * LCA-Vision, Inc.                                                     22,650             543,600
 * LCC International, Inc. Class A                                      30,900             127,926
 * Learning Tree International, Inc.                                    29,100             417,585
 * Lecroy Corp.                                                         10,100             186,143
 * Lectec Corp.                                                          3,900               3,120
   Leesport Financial Corp.                                                525              12,416
   Lennox International, Inc.                                          100,005           1,648,082
 * Lesco, Inc.                                                          18,300             236,619
 * Level 8 Systems, Inc.                                                 3,729               1,007
 * Levitt Corp. Series A                                                 2,821              67,789
 * Lexar Media, Inc.                                                   129,897           1,228,826
 * Lexicon Genetics, Inc.                                              107,600             754,276
   Libbey, Inc.                                                         23,200             591,832
 * Liberate Technologies, Inc.                                         106,300             279,038
   Liberty Corp.                                                        30,900           1,438,395
   Liberty Homes, Inc. Class A                                             200                 910
 * Lifecell Corp.                                                       44,600             455,812
 * Lifecore Biomedical, Inc.                                            21,900             153,300
 * Lifeline Systems, Inc.                                                8,200             169,166
   Lifetime Hoan Corp.                                                  18,462             377,714
*# Ligand Pharmaceuticals, Inc. Class B                                119,977           2,452,330
 * Lightbridge, Inc.                                                    45,021             237,261
 * Lightning Rod Software, Inc.                                            580                 641
 * LightPath Technologies, Inc.                                          1,850               7,863
 * Lin TV Corp.                                                         44,600           1,012,420
   Lincoln Electric Holdings                                            69,262           2,147,122
   Lindsay Manufacturer Co.                                             20,000             458,000
 * Linens 'n Things, Inc.                                               71,600           2,174,492
 * Lionbridge Technologies, Inc.                                        31,197             244,273
*# Lipid Sciences, Inc.                                                 41,758             177,472
*# Liquidmetal Technologies, Inc.                                       68,495              85,619
   Lithia Motors, Inc. Class A                                          24,810             593,455
 * Littlefuse, Inc.                                                     37,500           1,483,500
 * LMI Aerospace, Inc.                                                   7,900               9,875
   LNB Bancorp, Inc.                                                     1,200              23,340
   LNR Property Corp.                                                   33,600     $     1,688,400
 * Local Financial Corp.                                                 9,500             207,005
 * Lodgenet Entertainment Corp.                                         22,200             438,894
 * Lodgian, Inc.                                                            51                 755
 * Log On America, Inc.                                                    600                   4
 * Logic Devices, Inc.                                                   6,700              10,720
 * LogicVision, Inc.                                                    28,200              84,290
 * Logility, Inc.                                                       13,200              58,740
 * Lojack Corp.                                                         25,700             205,600
   Lone Star Steakhouse & Saloon, Inc.                                  35,800             909,320
 * Lone Star Technologies, Inc.                                         48,400             973,808
   Longs Drug Stores Corp.                                              63,700           1,364,454
   Longview Fibre Co.                                                   86,800           1,107,568
 * LookSmart, Ltd.                                                     177,867             416,209
 * LOUD Technologies, Inc.                                              12,400              30,752
   Louisiana-Pacific Corp.                                              37,200             859,320
   Lowrance Electronics, Inc.                                            5,792             196,401
   LSB Bancshares, Inc. NC                                               5,156              78,577
   LSB Corp.                                                             4,300              66,650
   LSI Industries, Inc.                                                 33,527             385,561
 * LTX Corp.                                                           103,500           1,102,275
 * Luby's, Inc.                                                         39,700             219,144
   Lufkin Industries, Inc.                                               6,400             193,600
 * Luminex Corp.                                                        51,955             517,991
 * Lydall, Inc.                                                         26,900             237,527
 * Lynch Corp.                                                           1,500              21,000
 * Lynch Interactive Corp.                                               2,800             100,772
 * M & F Worldwide Corp.                                                30,400             395,200
 * M-Wave, Inc.                                                          2,900               4,640
   M/I Schottenstein Homes, Inc.                                        23,000             976,810
   MacDermid, Inc.                                                      51,500           1,604,740
*# Mace Security International, Inc.                                    11,200              62,832
 * Mac-Gray Corp.                                                       12,600              80,766
 * Macromedia, Inc.                                                    117,485           3,054,610
 * Macrovision Corp.                                                    83,800           1,951,702
 * Madden (Steven), Ltd.                                                22,700             438,337
   MAF Bancorp, Inc.                                                    44,927           1,979,034
 * Magic Lantern Group, Inc.                                             1,700               1,539
 * Magma Design Automation, Inc.                                        56,783           1,084,555
*# Magna Entertainment Corp.                                            21,200             110,664
 * Magnetek, Inc.                                                       55,900             436,579
 * Magnum Hunter Resources, Inc.                                       117,102           1,179,217
 * MAI Systems Corp.                                                     3,400                 850
 * MAII Holdings, Inc.                                                   3,400                  34
 * Main Street & Main, Inc.                                             25,200              51,660
   Main Street Banks, Inc.                                              32,000             846,720
   Maine & Maritimes Corp.                                               1,600              48,880
 * MAIR Holdings, Inc.                                                  33,716             269,728
 * Major Automotive Companies, Inc.                                      3,280               2,066
 * Management Network Group, Inc.                                       47,100             110,685
 * Manatron, Inc.                                                        1,102               8,948
 * Manchester Technologies, Inc.                                         8,000              30,232
 * Manhattan Associates, Inc.                                           51,300           1,462,050
   Manitowoc Co., Inc.                                                  45,150           1,433,513
 # Mannatech, Inc.                                                      13,500             137,160
*# Manning (Greg) Auctions, Inc.                                         9,200             122,084
 * Manugistic Group, Inc.                                              128,100             570,045
 * Mapics, Inc.                                                         47,156             469,202
 * Mapinfo Corp.                                                        33,400             334,000
 * Marimba, Inc.                                                        44,800             366,464
   Marine Products Corp.                                                25,530             467,199

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * MarineMax, Inc.                                                      29,375     $       782,844
 * Marisa Christina, Inc.                                                6,700               8,710
   Maritrans, Inc.                                                       7,800             114,270
 * MarketWatch.com, Inc.                                                41,820             475,912
   MarkWest Hydrocarbon, Inc.                                            9,350             100,045
 * Marlton Technologies, Inc.                                            7,800               4,602
   Marsh Supermarkets, Inc. Class A                                      1,600              21,832
   Marsh Supermarkets, Inc. Class B                                      4,500              62,190
 * Marten Transport, Ltd.                                                9,450             164,052
*# Martha Stewart Living Omnimedia, Ltd.                                32,100             293,715
   MASSBANK Corp.                                                        4,700             156,416
   Massey Energy Co.                                                   110,600           2,722,972
 * Mastec, Inc.                                                         81,450             347,792
 * Material Sciences Corp.                                              24,200             250,470
 * Matria Healthcare, Inc.                                              17,369             379,513
 * Matritech, Inc.                                                      30,500              35,685
 * Matrix Bancorp, Inc.                                                  6,500              77,350
 * Matrix Service Co.                                                   29,100             310,788
 * MatrixOne, Inc.                                                      83,200             568,256
*# Matrixx Initiatives, Inc.                                            15,200             130,872
   Matthews International Corp. Class A                                 54,700           1,728,520
 * Mattson Technology, Inc.                                             84,645             902,316
 * Maui Land & Pineapple Company, Inc.                                  10,200             334,254
 * Maverick Tube Corp.                                                  71,400           1,642,200
 * Max & Ermas Restaurants, Inc.                                         2,300              38,525
 * Maxco, Inc.                                                           3,100              10,230
   Maxcor Financial Group, Inc.                                         11,672             130,376
 * Maxicare Health Plans, Inc.                                             980                 118
*# Maxim Pharmaceuticals, Inc.                                          47,233             420,846
 * Maximus, Inc.                                                        37,200           1,336,968
 * Maxwell Shoe Company, Inc.                                           23,700             529,221
 * Maxwell Technologies, Inc.                                           24,360             387,080
 * Maxxam, Inc.                                                          8,900             224,725
 * Maxygen, Inc.                                                        58,537             587,711
 * Mayor's Jewelers, Inc.                                               20,300              11,774
 * Mays (J.W.), Inc.                                                       200               2,762
   MB Financial, Inc.                                                   45,500           1,532,895
   MBT Financial Corp.                                                  11,069             193,708
 * McDATA Corp.                                                        130,554             620,132
   MCG Capital Corp.                                                    64,442             998,207
   McGrath Rent Corp.                                                   20,569             640,724
*# McMoran Exploration Co.                                              28,164             403,308
   McRae Industries, Inc. Class A                                        2,600              25,870
 * Meade Instruments Corp.                                              33,400             106,880
 * Meadow Valley Corp.                                                   2,400               5,220
 * Meadowbrook Insurance Group, Inc.                                    29,800             151,086
 * Measurement Specialties, Inc.                                        12,900             256,452
 * Mechanical Technology, Inc.                                           4,700              24,205
 * Medarex, Inc.                                                       134,470           1,125,514
 * MedCath Corp.                                                        27,449             554,470
*# Med-Design Corp.                                                     28,300              59,147
 * Media 100, Inc.                                                       7,100                 160
   Media General, Inc. Class A                                           3,100             213,342
 * Media Services Group, Inc.                                              471               3,989
 * MediaBay, Inc.                                                       11,800               6,018
 * Mediacom Communications Corp.                                       154,100           1,248,210
*# Medialink Worldwide, Inc.                                             5,900              21,240
 * Medical Action Industries, Inc.                                      16,900             297,609
 * Medical Staffing Network Holdings, Inc.                              51,200     $       337,408
 * Medicore, Inc.                                                        3,800              12,426
 * Medifast, Inc.                                                       17,000             125,630
 * Medquist, Inc.                                                       64,700             797,751
 * MedSource Technologies, Inc.                                         46,500             323,640
 * MEDTOX Scientific, Inc.                                               5,030              51,306
 * Memberworks, Inc.                                                    17,500             500,850
 * Mens Warehouse, Inc.                                                 63,100           1,646,279
 # Mentor Corp.                                                         73,900           2,368,495
 * Mentor Graphics Corp.                                               118,800           1,899,612
   Mercantile Bank Corp.                                                 1,260              41,051
   Merchants Bancshares, Inc.                                            6,150             156,887
   Merchants Group, Inc.                                                 1,300              33,800
 * Mercury Air Group, Inc.                                               4,950              29,700
 * Mercury Computer Systems, Inc.                                       36,000             807,480
 * Merge Technologies, Inc.                                             21,494             354,436
   Meridian Bioscience, Inc.                                            25,236             255,666
 * Meridian Resource Corp.                                             106,300             784,494
 * Merit Medical Systems, Inc.                                          44,382             643,983
 * Meritage Corp.                                                       22,500           1,534,275
 * Merix Corp.                                                          32,013             342,539
 * Merrimac Industries, Inc.                                             2,860              26,455
 * Mesa Air Group, Inc.                                                 53,935             413,681
   Mesa Labs, Inc.                                                       3,300              32,736
 * Mestek, Inc.                                                          5,400              85,104
 * Meta Group, Inc.                                                     12,700              58,420
 * Metals USA, Inc.                                                     27,600             411,240
 * MetaSolv, Inc.                                                       66,600             187,812
   Methode Electronics, Inc. Class A                                    34,100             375,782
   Met-Pro Corp.                                                         8,100             120,690
 * Metris Companies, Inc.                                               98,500             743,675
 * Metro One Telecommunications, Inc.                                   39,650              66,216
   MetroCorp. Bancshares, Inc.                                           7,000             105,350
 * Metrologic Instruments, Inc.                                         36,100             535,002
 * Metromedia International Group, Inc.                                 10,600               3,710
   MFB Corp.                                                             1,300              44,701
 * MFRI, Inc.                                                            4,900              14,627
   MGE Energy, Inc.                                                     30,992             940,297
 # MGP Ingredients, Inc.                                                 8,000             285,200
 * Michael Anthony Jewelers, Inc.                                        7,400              10,545
 * Micrel, Inc.                                                        157,673           2,328,830
 * Micro Component Technology, Inc.                                     14,052              19,251
 * Micro Linear Corp.                                                   12,000              72,360
 * MicroFinancial, Inc.                                                 15,200              44,080
 * Micromuse, Inc.                                                     117,493             695,559
 * Micros Systems, Inc.                                                 30,752           1,335,559
 * Microsemi Corp.                                                     100,500           1,230,120
 * MicroStrategy, Inc.                                                  10,200             489,702
 * Microtek Medical Holdings, Inc.                                      72,910             328,897
 * Micro-Therapeutics, Inc.                                             51,763             225,687
 * Microtune, Inc.                                                      63,300             216,486
*# Microvision, Inc.                                                    36,446             310,884
 * Midas, Inc.                                                          26,000             497,900
   Middleby Corp.                                                       15,700             960,369
   Middlesex Water Co.                                                   8,400             165,144
   Midland Co.                                                           6,600             172,392
   Mid-State Bancshares                                                 40,096             899,754
*# Midway Games, Inc.                                                  115,900           1,256,356
   Midwest Banc Holdings, Inc.                                          30,050             687,845
 * Midwest Express Holdings, Inc.                                       29,600             116,920

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Mikohn Gaming Corp.                                                  37,300     $       183,143
 * Milacron, Inc.                                                       74,300             332,864
*# Milestone Scientific, Inc.                                           14,000              26,600
 * Millennium Cell, Inc.                                                59,500             130,900
   Millennium Chemicals, Inc.                                          101,800           1,728,564
 * Miller Industries, Inc.                                               9,280              84,541
 * Millerbuilding Systems Escrow Shares                                  3,200                 960
 * Miltope Group, Inc. Contigent Value Right                             5,800                   0
 * MIM Corp.                                                            38,000             297,920
 * Mindspeed Technologies, Inc.                                         46,300             239,371
   Mine Safety Appliances Co.                                           62,800           1,875,836
   Minerals Technologies, Inc.                                          34,800           2,001,000
 * Minorplanet Systems USA, Inc.                                           892                 437
   Minuteman International, Inc.                                         1,000              13,000
 * MIPS Technologies, Inc.                                              66,200             459,428
*# Miravant Medical Technologies                                         1,800               5,274
 * Misonix, Inc.                                                        10,600              89,252
 * Mission Resources Corp.                                              55,800             300,204
 * Mitcham Industries, Inc.                                              8,700              36,540
 * Mitek Systems, Inc.                                                  11,100               6,938
 * Mity Enterprises, Inc.                                                5,000              91,250
 * MKS Instruments, Inc.                                                90,707           2,118,916
 * Mobile Mini, Inc.                                                    23,709             505,476
 * Mobility Electronics, Inc.                                           47,000             389,160
 * Mobius Management Systems, Inc.                                      17,100             102,600
   Mocon, Inc.                                                           5,500              42,680
 * Modem Media, Inc.                                                     9,500              53,295
   Modine Manufacturing Co.                                             56,595           1,706,339
 * Mod-Pac Corp.                                                         2,750              23,128
 * Mod-Pac Corp. Class B                                                 1,112               9,352
 * Modtech Holdings, Inc.                                               22,452             157,164
 * Moldflow Corp.                                                       17,886             199,608
 * Molecular Devices Corp.                                              34,540             588,907
   Monaco Coach Corp.                                                   49,850           1,248,244
 * Monarch Casino and Resort, Inc.                                       8,000             113,040
 * Mondavi (Robert) Corp. Class A                                       16,300             567,566
 * Monolithic System Technology, Inc.                                   49,133             342,948
 * Monro Muffler Brake, Inc.                                            12,300             304,794
 * Monterey Pasta Co.                                                   24,200              87,120
 * Mony Group, Inc.                                                      6,100             190,564
 * Moog, Inc. Class A                                                   19,200             597,120
 * Moog, Inc. Class B                                                    3,300             118,388
 * Morgan Group Holding Co.                                              4,400                 330
 * Morgan's Foods, Inc.                                                    900               1,715
 * Mossimo, Inc.                                                        16,600              62,250
 * Mother's Work, Inc.                                                   8,854             195,319
 * Motor Car Parts & Accessories, Inc.                                   2,500              21,250
   Movado Group, Inc.                                                   14,500             445,150
   Movie Gallery, Inc.                                                  56,000           1,041,040
 * MPS Group, Inc.                                                     185,800           2,058,664
 * MPW Industrial Services Group                                         5,000              11,750
 * MRO Software, Inc.                                                   42,100             601,609
 * MRV Communications, Inc.                                            178,900             475,874
 * MSC Software Corp.                                                   51,700             462,198
 * MTC Technologies, Inc.                                               14,800             392,940
*# MTI Technology Corp.                                                  1,300               3,848
 * MTM Technologies, Inc.                                                4,900               8,183
 * MTR Gaming Group, Inc.                                               48,468             451,237
   MTS Systems Corp.                                                    35,940             799,306
   Mueller Industries, Inc.                                             58,145     $     1,901,342
 * Multi Color Corp.                                                     2,250              35,145
*# Multimedia Games, Inc.                                               48,750           1,100,288
   MutualFirst Financial, Inc.                                           2,000              44,265
   Myers Industries, Inc.                                               50,063             676,351
 * Mykrolis Corp.                                                       69,900           1,132,380
 * Myriad Genetics, Inc.                                                46,100             764,799
   Mystic Financial, Inc.                                                1,575              45,069
 * Nabi Biopharmaceuticals                                              97,150           1,632,120
   Nacco Industries, Inc. Class A                                        6,500             576,810
*# Nanogen, Inc.                                                        52,800             359,568
 * Nanometrics, Inc.                                                    20,394             260,839
*# Nanophase Technologies Corp.                                         29,498             212,091
*# Napco Security Systems, Inc.                                          4,300              37,840
   Nara Bancorp, Inc.                                                   19,500             600,210
   Nash-Finch Co.                                                       20,200             379,760
 * Nashua Corp.                                                          5,800              53,534
 * Nassda Corp.                                                         44,875             236,491
*# Nastech Pharmaceutical Co., Inc.                                     20,300             242,179
 * NATCO Group, Inc. Class A                                            16,800             128,352
 * Nathans Famous, Inc.                                                  7,000              42,623
   National Beverage Corp.                                              36,200             342,814
 * National Dentex Corp.                                                 3,500             106,418
 * National Home Health Care Corp.                                       5,465              55,197
*# National Medical Health Card Systems, Inc.                           12,600             453,726
   National Penn Bancshares, Inc.                                       40,784           1,169,277
   National Presto Industries, Inc.                                      6,800             267,920
 * National Processing, Inc.                                           116,000           3,336,160
 * National Research Corp.                                               7,000             117,600
 * National RV Holdings, Inc.                                           17,300             205,870
 * National Steel Corp. Class B                                            200                   1
 * National Technical Systems, Inc.                                      8,600              42,733
 * National Western Life Insurance Co. Class A                           1,000             146,150
 * Natrol, Inc.                                                         10,000              27,500
 * Natural Alternatives International, Inc.                              5,400              59,238
   Nature's Sunshine Products, Inc.                                     24,550             365,795
 * Natus Medical, Inc.                                                  14,600              74,898
   Nautilus Group, Inc.                                                 55,400             834,878
 * Navarre Corp.                                                        43,600             536,280
 * Navidec, Inc.                                                           644               1,117
 * Navigant Consulting, Inc.                                            77,200           1,578,740
*# Navigant International, Inc.                                         26,700             464,046
 * Navigators Group, Inc.                                               21,371             617,622
   NBT Bancorp                                                          55,077           1,196,823
 * NCI Building Systems, Inc.                                           33,100             962,217
 * NCO Group, Inc.                                                      45,884           1,137,477
 # NDChealth Corp.                                                      60,800           1,357,664
 * NeighborCare, Inc.                                                   73,800           2,214,000
 * Nektar Therapeutics                                                  89,769           1,929,136
   Nelson (Thomas), Inc.                                                22,300             522,266
 * Neoforma, Inc.                                                       33,814             384,465
 * Neogen Corp.                                                          7,625             122,000
 * NeoMagic Corp.                                                       53,900             220,990
 * NEON Systems, Inc.                                                    8,600              30,186
 * Neopharm, Inc.                                                       39,417             433,587
 * Neose Technologies, Inc.                                             33,900             283,743
 * Neoware Systems, Inc.                                                23,800             205,632
 * NES Rentals Holdings, Inc.                                               36                 293
   Net Perceptions, Inc.                                                22,600              20,340

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Net2Phone, Inc.                                                      74,200     $       317,205
   NetBank, Inc.                                                        57,533             616,754
 * Netegrity, Inc.                                                      63,700             600,054
*# Netflix, Inc.                                                        74,400           2,456,688
 * Netguru, Inc.                                                        17,200              25,972
 * NetIQ Corp.                                                          91,787           1,216,178
 * NetManage, Inc.                                                      10,442              68,395
 * Netopia, Inc.                                                        38,800             225,040
 * NetRatings, Inc.                                                     57,363             802,508
 * Netscout System, Inc.                                                51,600             355,524
 * NetSolve, Inc.                                                       12,100             120,419
 * Network Engines, Inc.                                                61,400             195,252
 * Network Equipment Technologies, Inc.                                 40,800             300,288
*# Network Plus Corp.                                                   14,500                  25
 * Neurobiological Technologies, Inc.                                    2,700              10,800
 * Neurogen Corp.                                                       74,113             697,403
   Nevada Chemicals, Inc.                                                2,500              13,300
 * Nevada Gold & Casinos, Inc.                                          20,350             299,145
 * New Brunswick Scientific Co., Inc.                                    7,660              46,573
 * New Century Equity Holdings Corp.                                    21,200               4,770
   New Century Financial Corp.                                          51,150           2,230,652
   New England Business Services, Inc.                                  22,600             991,462
   New Hampshire Thrift BancShares, Inc.                                   200               5,960
 * New Horizons Worldwide, Inc.                                         10,200              59,578
   New Jersey Resources Corp.                                           46,600           1,829,982
   Newmil Bancorp, Inc.                                                  4,400             119,900
 * Newpark Resources, Inc.                                             142,500             805,125
 * Newport Corp.                                                        65,418             950,524
 * Newtek Business Services, Inc.                                       45,088             216,873
 * Niagara Corp.                                                         8,200              33,087
 * NIC, Inc.                                                           117,100             646,392
   Nitches, Inc.                                                           864               5,581
   NL Industries, Inc.                                                  78,876             985,950
 * NMS Communications Corp.                                             62,000             533,200
 * NMT Medical, Inc.                                                    11,500              43,758
   NN, Inc.                                                             15,250             181,018
 * Nobel Learning Communities, Inc.                                      6,500              42,738
   Nobility Homes, Inc.                                                  4,100              85,075
   Noble International, Ltd.                                            14,360             414,286
 * Noel Group, Inc.                                                      8,000                  24
 # Noland Co.                                                              200               8,556
   Nordson Corp.                                                        59,277           2,242,449
 * Norstan, Inc.                                                        22,400              72,128
 * North America Galvanizing & Coatings, Inc.                            6,700              13,400
 * North American Scientific, Inc.                                      17,600             157,520
   North Central Bancshares, Inc.                                        1,700              64,294
   North Pittsburgh Systems, Inc.                                       25,066             483,774
   Northeast Bancorp                                                       900              17,429
   Northeast Pennsylvania Financial Corp.                                4,400              77,110
   Northern Technologies International Corp.                             3,000              14,160
*# Northfield Laboratories, Inc.                                        32,300             424,745
 * Northland Cranberries, Inc.                                           4,400               2,904
   Northrim BanCorp, Inc.                                                6,068             121,368
*# Northwest Airlines Corp.                                            147,700           1,493,247
   Northwest Bancorp, Inc.                                              79,904           1,777,065
 # Northwest Natural Gas Co.                                            44,200           1,286,662
 * Northwest Pipe Co.                                                    6,300     $        92,610
 * Novamed Eyecare, Inc.                                                36,300             131,769
 * Novavax, Inc.                                                        59,000             277,300
 * Noven Pharmaceuticals, Inc.                                          39,408             755,845
 * Novoste Corp.                                                        27,800              83,400
*# NPS Pharmaceuticals, Inc.                                            62,900           1,365,559
 * NS Group, Inc.                                                       35,500             472,150
 * NTN Communications, Inc.                                             89,193             267,579
 * Nu Horizons Electronics Corp.                                        28,400             230,892
*# Nucentrix Broadband Networks, Inc.                                   10,400              23,140
 * NuCo2, Inc.                                                          16,000             313,120
   NUI Corp.                                                            29,892             406,232
 * Numerex Corp. Class A                                                10,800              49,680
   NuSkin Enterprises, Inc.                                            101,400           2,271,360
 * Nutraceutical International Corp.                                    18,976             465,102
 * Nutramax Products, Inc.                                               3,300                   3
 * Nutrition 21, Inc.                                                    4,900               3,185
 * Nuvelo, Inc.                                                         40,322             350,801
   NWH, Inc.                                                             4,200              78,813
 * NYFIX, Inc.                                                          50,081             252,408
   Nymagic, Inc.                                                         8,700             223,590
 * O'Charleys, Inc.                                                     38,050             692,891
 * O.I. Corp.                                                            2,700              22,707
   Oak Hill Financial, Inc.                                              3,000              95,550
   Oakley, Inc.                                                        115,700           1,552,694
 * Obie Media Corp.                                                      5,900              20,827
 * Oceaneering International, Inc.                                      42,200           1,333,942
   OceanFirst Financial Corp.                                           22,032             491,314
 * Ocular Sciences, Inc.                                                41,600           1,389,856
 * Ocwen Financial Corp.                                               115,234           1,433,511
 * Odd Job Stores, Inc.                                                 12,700              20,511
 * Odetics, Inc. Series B                                                  200                 750
 * Odyssey Healthcare, Inc.                                             61,500           1,042,425
 * Offshore Logistics, Inc.                                             38,400             882,048
*# Oglebay Norton Co.                                                    2,500                 350
 * Ohio Casualty Corp.                                                 103,700           1,944,375
 * Oil States International, Inc.                                       83,831           1,190,400
   Oil-Dri Corp. of America                                              4,200              67,494
 * Old Dominion Freight Lines, Inc.                                     40,950           1,137,182
   Olin Corp.                                                          117,452           1,932,085
 * Olympic Steel, Inc.                                                   9,600             136,320
 * OM Group, Inc.                                                       48,200           1,286,458
   Omega Financial Corp.                                                 8,200             270,436
 * Omega Protein Corp.                                                  39,200             423,360
 * OMNI Energy Services Corp.                                           18,900              94,500
 * Omnicell, Inc.                                                       41,500             554,025
 * OmniVision Technologies, Inc.                                        75,500           1,768,210
 * Omnova Solutions, Inc.                                               13,900              71,724
 * Omtool, Ltd.                                                          3,570              37,485
 * On Assignment, Inc.                                                  42,800             251,236
*# ON Semiconductor Corp.                                              397,951           2,304,136
 * On2.cCom, Inc.                                                       75,000              55,500
 * One Price Clothing Stores, Inc.                                       2,957                  59
*# Oneida, Ltd.                                                         28,900              35,836
 * OneSource Information Services, Inc.                                 11,900             104,958
 * Online Resources Corp.                                               30,000             221,400
 * Onyx Acceptance Corp.                                                 5,100              77,265
 * Onyx Pharmacueticals, Inc.                                           54,800           2,573,956
 * ONYX Software Corp.                                                  23,800              91,630
 * OPENT Technologies, Inc.                                             33,900             472,227
 * OpenTV Corp.                                                         39,946             101,063

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Openwave Systems Inc                                                106,599     $     1,190,711
 * Opinion Research Corp.                                                6,700              46,498
 * Oplink Communications, Inc.                                          53,100             106,731
 * Opsware, Inc.                                                        80,250             647,618
 * Opti, Inc.                                                           11,600              17,980
 * Optical Cable Corp.                                                   8,700              46,797
 * Optical Communication Products, Inc.                                 74,050             167,353
 * Optical Sensors, Inc.                                                 1,633               6,777
 * Optika, Inc.                                                          8,200              29,766
   Option Care, Inc.                                                    35,800             482,226
 * OraSure Technologies, Inc.                                           75,500             557,945
 * Orbit International Corp.                                             1,582              11,202
 * Orbital Sciences Corp.                                               82,800           1,039,140
*# Orchid Biosciences, Inc.                                              9,381              68,012
 * Oregon Steel Mills, Inc.                                             45,000             507,150
 * Orleans Homebuilders, Inc.                                           28,600             523,380
 * Orphan Medical, Inc.                                                 10,300              92,288
*# Orthodontic Centers of America, Inc.                                 85,151             728,041
 * Orthologic Corp.                                                     58,713             471,465
*# Oscient Pharmaceutical Corp.                                        128,400             602,196
   Oshkosh B'Gosh, Inc. Class A                                         17,000             383,690
*# OSI Systems, Inc.                                                    24,800             553,784
 * Osteotech, Inc.                                                      29,100             181,584
   Otter Tail Co.                                                       43,800           1,119,528
   Outlook Group Corp.                                                   2,400              14,760
 * Overland Storage, Inc.                                               23,075             330,434
   Overseas Shipholding Group, Inc.                                     59,725           2,277,912
*# Overstock Com                                                        28,400           1,022,116
   Owens & Minor, Inc.                                                  66,700           1,614,140
   Oxford Industries, Inc.                                              27,500           1,013,375
 * Oxigene, Inc.                                                        12,600              92,862
 * Oxis International, Inc.                                              7,900               5,293
 * OYO Geospace Corp.                                                    5,100              89,194
 * P&F Industries, Inc. Class A                                          1,300              10,173
 * P.F. Chang's China Bistro, Inc.                                      43,300           1,959,758
   Pacific Capital Bancorp                                              57,833           2,131,146
 * Pacific Mercantile Bancorp                                            5,900              64,310
 * Pacific Premier Bancorp, Inc.                                         3,900              44,889
   Packaging Dynamics Corp.                                              4,120              55,002
 * Packeteer, Inc.                                                      55,800             797,382
 * Pac-West Telecomm, Inc.                                              23,100              27,258
 * Pain Therapeutics, Inc.                                              60,115             470,099
 * Palatin Technologies, Inc.                                               62                 233
 * Paligent, Inc.                                                          347                  73
 * Palm Harbor Homes, Inc.                                              38,811             735,080
*# Palmone Inc                                                          78,284           1,661,969
 * Palmsource Inc                                                       21,681             439,040
 * PAM Transportation Services, Inc.                                    19,250             356,125
   Pamrapo Bancorp, Inc.                                                 5,100             126,888
 * Panavision, Inc.                                                      3,600              23,310
*# Panera Bread Co.                                                     44,900           1,558,928
 * Pantry, Inc.                                                         33,700             611,655
*# Papa John's International, Inc.                                      30,000             872,700
 * Par Technology Corp.                                                  7,800              81,120
 * Paradyne Networks Corp.                                              97,955             463,327
 * Paragon Technologies, Inc.                                            4,200              42,000
 * Parallel Petroleum Corp.                                             42,900             169,412
 * Parametric Technology Corp.                                         447,395           2,169,866
 * Parexel International Corp.                                          44,400             878,676
   Park Bancorp, Inc.                                                    1,200              36,864
   Park Electrochemical Corp.                                           33,650     $       839,904
 * Parker Drilling Co.                                                 160,200             514,242
*# Parkervision, Inc.                                                   19,300             106,922
 * Park-Ohio Holdings Corp.                                             10,400             125,840
   Parkvale Financial Corp.                                              5,700             151,506
 * Parlex Corp.                                                         13,800              83,766
 * Parlux Fragrances, Inc.                                               9,900              90,486
 * Party City Corp.                                                     29,522             433,678
 * Pathmark Stores, Inc.                                                49,179             331,958
 * Patient Infosystems, Inc.                                               733               2,566
   Patina Oil & Gas Corp.                                               64,930           1,716,749
 * Patrick Industries, Inc.                                              4,500              46,350
 # Patriot Bank Corp.                                                    6,930             194,872
 * Patriot Transportation Holding, Inc.                                  2,500              90,438
 * Paula Financial, Inc.                                                 6,100              17,385
 * Paul-Son Gaming Corp.                                                 4,100              16,031
 * Paxar Corp.                                                          67,300           1,240,339
 * Paxson Communications Corp.                                          98,100             275,661
 * Payless Cashways, Inc.                                                  160                   0
 * Payless ShoeSource, Inc.                                            115,700           1,897,480
 * PC Connection, Inc.                                                  39,750             304,883
 * PC Mall, Inc.                                                        18,400             303,416
 * PC-Tel, Inc.                                                         37,700             412,438
 * PDF Solutions, Inc.                                                  43,159             387,999
 * PDI, Inc.                                                            24,498             705,542
 * PDS Gaming Corp.                                                      1,100               2,046
 * PEC Solutions, Inc.                                                  43,600             453,440
 * Pediatric Services of America, Inc.                                  10,900             135,160
 * Pediatrix Medical Group, Inc.                                        32,200           2,128,420
 * Peerless Manufacturing Co.                                            3,000              32,130
 * Peerless Systems Corp.                                               24,300              30,375
 * Peet's Coffee & Tea, Inc.                                            22,311             508,245
*# Pegasus Communications Corp.                                          8,770             142,249
 * Pegasus Solutions, Inc.                                              40,533             466,130
 * Pegasystems, Inc.                                                    60,259             512,804
 * Pemco Aviation Group, Inc.                                              950              30,865
 * Pemstar, Inc.                                                        73,200             192,516
   Penford Corp.                                                         7,300             125,560
   Penn Engineering & Manufacturing Corp. Class A                        1,200              18,360
   Penn Engineering & Manufacturing Corp. Non-Voting                    15,000             263,100
 * Penn National Gaming, Inc.                                           67,800           2,032,644
 * Penn Treaty American Corp.                                           24,800              52,824
   Penn Virginia Corp.                                                  15,500             965,650
   Penn-America Group, Inc.                                             24,500             323,400
   Pennfed Financial Services, Inc.                                      7,400             224,072
   Penns Woods Bancorp, Inc.                                               770              33,534
 * Penwest Pharmaceuticals Co.                                          31,400             346,028
   Peoples Bancorp, Inc.                                                   300               7,463
   Pep Boys - Manny, Moe & Jack                                         84,400           2,066,956
 * Perceptron, Inc.                                                     13,850              92,795
 * Performance Technologies, Inc.                                       21,600             234,144
 * Pericom Semiconductor Corp.                                          41,800             447,678
 * Perini Corp.                                                         39,200             427,280
 * Perot Systems Corp.                                                  60,900             828,849
   Perrigo Co.                                                         110,900           2,269,014
 * Perry Ellis International, Inc.                                      13,600             326,128
 * Per-Se Technologies, Inc.                                            50,000             650,000
 * Pervasive Software, Inc.                                             37,339             227,768
 * PetMed Express, Inc.                                                 15,565             132,303

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Petrocorp, Inc. Escrow Shares                                         6,900     $           414
 * Petroleum Development Corp.                                          27,133             666,658
   PFF Bancorp, Inc.                                                    28,700           1,142,834
 * Pfsweb, Inc.                                                              9                  15
 * Pharmacopia Drug Discovery, Inc.                                     26,450             184,092
 * Pharmacyclics, Inc.                                                  32,600             390,222
*# Pharmanetics, Inc.                                                    9,500               6,650
 * PharmChem, Inc.                                                       5,100                 816
 * Pharmos Corp.                                                         6,200              20,956
 * Philadelphia Consolidated Holding Corp.                              37,200           2,108,496
   Phillips-Van Heusen Corp.                                            52,200             988,146
 * Phoenix Gold International, Inc.                                      1,000               1,240
 * Phoenix Technologies, Ltd.                                           38,990             257,334
 * Photo Control Corp.                                                   1,000               2,750
 * PhotoMedex, Inc.                                                     49,800             176,790
 * Photon Dynamics, Inc.                                                28,100             906,787
 * Photronics, Inc.                                                     53,300             942,344
 * Physiometrix, Inc.                                                    7,400              12,580
 * Piccadilly Cafeterias, Inc.                                          10,400                  10
 * Pico Holdings, Inc.                                                  12,300             224,475
   Piedmont Natural Gas Co.                                             32,500           1,332,825
   Pilgrims Pride Corp. Class B                                         29,500             792,960
 * Pinnacle Entertainment, Inc.                                         59,800             681,720
 * Pinnacle Systems, Inc.                                              115,400             838,958
 * Pioneer Drilling Co.                                                  1,500               9,630
 * Pixelworks, Inc.                                                     51,000             922,080
 * Pizza Inn, Inc.                                                      10,000              29,200
 * Plains Exploration & Production Co.                                  98,563           1,754,421
 * Plains Resources, Inc.                                               40,100             687,314
 * Planar Systems, Inc.                                                 24,800             313,720
 * Plantronics, Inc.                                                    27,700           1,101,075
 * Plato Learning, Inc.                                                 39,066             411,756
 * Play By Play Toys and Novelties, Inc.                                 3,300                   8
 * Playboy Enterprises, Inc. Class A                                     4,700              51,700
 * Playboy Enterprises, Inc. Class B                                    47,100             568,968
 * Playtex Products, Inc.                                              104,100             744,315
 * Plexus Corp.                                                         73,000           1,072,370
 * Plug Power, Inc.                                                    124,043             944,215
 * PLX Technology, Inc.                                                 40,500             603,855
 * Plymouth Rubber, Inc. Class B                                           200                  68
   PMA Capital Corp. Class A                                            51,800             361,046
   PNM Resources, Inc.                                                  68,400           2,055,420
   Pocahontas Bancorp, Inc.                                              4,400              75,130
*# Point Therapeutics, Inc.                                                660               4,125
 * Point.360                                                             9,000              28,980
   PolyMedica Corp.                                                     44,600           1,289,386
 * Polyone Corp.                                                        94,200             649,038
   Pomeroy IT Solutions, Inc.                                           20,195             256,880
   Pope & Talbot, Inc.                                                  26,700             446,691
 * Porta Systems Corp.                                                   9,600               1,056
 * Portal Software, Inc.                                                70,020             322,092
 * Possis Medical, Inc.                                                 30,200             861,304
   Potlatch Corp.                                                       50,100           1,891,275
 * Powell Industries, Inc.                                              18,090             309,158
 * Power Intergrations, Inc.                                            51,900           1,429,326
   PowerCerv Corp.                                                       1,755               1,106
 * Power-One, Inc.                                                     141,700           1,428,336
*# Powerwave Technologies, Inc.                                        107,800             863,478
 * Pozen, Inc.                                                          48,500             481,120
 * PPT Vision, Inc.                                                      6,800               9,588
 * PRAECIS Pharmaceuticals, Inc.                                        88,204     $       367,811
   Preformed Line Products Co.                                           1,200              33,000
 * Premier Financial Bancorp                                             5,200              47,892
*# Premier Laser Systems, Inc. Class A                                   3,400                   2
*# Pre-Paid Legal Services, Inc.                                        27,750             653,790
   Presidential Life Corp.                                              49,400             835,848
 * Presstek, Inc.                                                       58,198             600,021
*# PRG-Schultz International, Inc.                                     104,100             469,491
 * Price Communications Corp.                                           95,970           1,386,767
*# Priceline.com, Inc.                                                  45,116           1,182,039
 * Pricesmart, Inc.                                                      9,600              52,896
 * Prima Energy Corp.                                                   22,062             840,562
 * Prime Hospitality Corp.                                              76,400             757,124
 * Prime Medical Services, Inc.                                         38,628             225,974
 * PRIMEDIA, Inc.                                                      437,638           1,304,161
 * Primus Knowledge Solutions, Inc.                                     16,500              35,145
 * Primus Telecommunications Group, Inc.                                86,000             521,160
 * Princeton Review, Inc.                                               14,600             104,098
 * Printronix, Inc.                                                      5,800              84,100
 * Priority Healthcare Corp.                                            62,636           1,265,247
 * Private Business, Inc.                                                  945               2,174
 * Proassurance Corp.                                                   49,450           1,635,312
 * Procom Technology, Inc.                                               5,400               6,588
 * Procurenet, Inc.                                                     19,700                  20
 * Progenics Pharmaceuticals, Inc.                                      28,500             500,175
   Programmers Paradise, Inc.                                            5,200              38,428
 * Progress Software Corp.                                              60,700           1,135,697
 * ProQuest Co.                                                         48,300           1,259,664
 * ProsoftTraining.com                                                     500                 380
   Prosperity Bancshares, Inc.                                          34,200             800,622
 * Protection One, Inc.                                                 91,400              17,823
 * Protein Design Labs, Inc.                                            13,144             256,439
   Providence & Worcester Railroad Co.                                   3,000              30,600
   Provident Bancorp, Inc.                                              23,047             240,611
   Provident Bankshares Corp.                                           41,877           1,208,151
   Provident Financial Group, Inc.                                      19,500             780,780
   Provident Financial Holdings, Inc.                                    8,325             207,293
 * Province Healthcare Co.                                              82,825           1,326,857
 * Proxim Corp.                                                         67,269              89,468
 * ProxyMed, Inc.                                                        2,692              51,148
 * PSS World Medical, Inc.                                             114,600           1,151,730
   Psychemedics Corp.                                                    5,225              57,475
 * Psychiatric Solutions, Inc.                                          19,633             486,506
 * PTEK Holdings, Inc.                                                  97,928           1,027,265
   Pulaski Financial Corp.                                               5,400              90,180
   Pulitzer, Inc.                                                       14,700             691,635
 * Pure World, Inc.                                                      7,600              14,592
 * PW Eagle, Inc.                                                        7,000              24,010
   Pyramid Breweries, Inc.                                               5,700              12,483
 * Qad, Inc.                                                            57,783             610,766
 * QEP Co., Inc.                                                         2,125              32,279
 * QRS Corp.                                                            26,700             146,583
*# QuadraMed Corp.                                                      27,006              82,368
   Quaker Chemical Corp.                                                16,320             418,282
   Quaker City Bancorp, Inc.                                             2,734             149,331
   Quaker Fabric Corp.                                                  28,550             227,544
 * Quality Dining, Inc.                                                 11,400              25,650
 * Quality Systems, Inc.                                                10,100             471,973
 * Qualstar Corp.                                                        5,500              32,753
   Quanex Corp.                                                         27,900           1,242,945

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Quanta Services, Inc.                                               194,000     $     1,028,200
 * Quantum Corp.- DLT                                                   91,700             270,515
 * Quantum Fuel Systems Technologies Worldwide, Inc.                    50,930             255,159
 * Quest Software, Inc.                                                134,100           1,784,871
*# Questcor Pharmaceuticals, Inc.                                       26,800              22,512
 * Quicklogic Corp.                                                     39,000             116,961
 * Quidel Corp.                                                         53,544             299,311
 * Quigley Corp.                                                        19,300             153,223
 * Quiksilver, Inc.                                                     94,700           2,194,199
 * Quinton Cardiology Systems, Inc.                                     24,200             253,858
 * Quipp, Inc.                                                           1,400              21,000
   Quixote Corp.                                                        13,691             287,511
*# Quokka Sports, Inc.                                                   1,128                  14
 * Quovadx, Inc.                                                        62,047              66,390
 * R & B, Inc.                                                           8,400             157,500
 * R H Donnelley Corp.                                                  52,800           2,275,680
 * Radiant Systems, Inc.                                                64,344             288,905
 * Radiologix, Inc.                                                     36,100             142,956
 * RadiSys Corp.                                                        31,662             527,489
*# Radyne ComStream, Inc.                                                9,500              82,840
 * Rag Shops, Inc.                                                       2,415               7,970
 * Railamerica, Inc.                                                    56,100             715,275
 * Raindance Communictions, Inc.                                        73,896             161,093
 * Ralcorp Holdings, Inc.                                               49,400           1,647,490
 * Ramtron International Corp.                                          37,700             185,107
   Range Resources Corp.                                                96,300           1,143,081
 * Rare Hospitality International, Inc.                                 57,382           1,467,832
   Raven Industries, Inc.                                               15,355             488,135
 * Rayovac Corp.                                                        57,900           1,569,090
 * Raytech Corp.                                                        16,400              33,620
 * RC2 Corp.                                                            29,594             827,448
 * RCM Technologies, Inc.                                               10,500              56,175
*# RCN Corp.                                                            82,600              14,868
 * Reading International, Inc. Class A                                  18,149             153,178
 * Reading International, Inc. Class B                                   1,060               8,745
 * RealNetworks , Inc.                                                 287,000           1,724,870
*# Redhook Ale Brewery, Inc.                                             9,300              20,274
   Redwood Empire Bancorp                                                5,250             118,913
   Regal-Beloit Corp.                                                   40,404             826,262
 * Regeneration Technologies, Inc.                                      44,352             407,151
 * Regeneron Pharmaceuticals, Inc.                                      84,100             944,443
 * Regent Communications, Inc.                                          75,913             447,887
 * Register.Com, Inc.                                                   44,100             230,202
 * Rehabcare Group, Inc.                                                27,500             686,950
 * Reliability, Inc.                                                     6,300               6,930
   Reliance Steel & Aluminum Co.                                        54,557           1,996,241
   Reliv International, Inc.                                            25,132             267,153
*# Relm Wireless Corp.                                                   7,600              18,240
 * Remec, Inc.                                                          96,850             634,368
 * RemedyTemp, Inc.                                                      6,600              85,945
 * Remington Oil & Gas Corp.                                            46,000             954,040
 # Renaissance Learning, Inc.                                           52,600           1,104,074
 * Rentrak Corp.                                                        16,500             146,850
 * Rent-Way, Inc.                                                       46,300             430,590
 * Repligen Corp.                                                       51,000             127,500
 * Reptron Electronics, Inc.                                             8,800                   0
*# Reptron Electronics, Inc.                                               343               2,504
   Republic Bancorp, Inc.                                              108,783           1,445,726
   Republic Bancorp, Inc. Class A                                       15,225             293,081
 * Republic First Bancorp, Inc.                                          6,334              75,375
 * Res-Care, Inc.                                                       37,785     $       524,078
 * ResMed, Inc.                                                         41,300           2,098,040
   Resource America, Inc.                                               29,551             644,212
 * Resources Connection, Inc.                                           38,668           1,648,030
 * Respironics, Inc.                                                    37,200           1,978,668
 * Restoration Hardware, Inc.                                           55,600             373,076
 * Retail Ventures Inc.                                                 56,600             409,218
 * Retek, Inc.                                                          93,100             607,012
 * Revlon, Inc.                                                        162,400             532,672
 * Rewards Network, Inc.                                                41,600             410,176
 * Rex Stores Corp.                                                     18,600             228,780
 * Rexhall Industries, Inc.                                              3,542               6,163
 * RF Monolithics, Inc.                                                 12,700             121,666
*# Rhythms NetConnections, Inc.                                          8,900                   1
   Richardson Electronics, Ltd.                                         18,527             209,540
 * Rigel Pharmaceuticals, Inc.                                           2,222              39,463
   Riggs National Corp.                                                 49,299           1,076,690
 * Rimage Corp.                                                          8,600             121,518
 * Rita Medical Systems, Inc.                                           30,350             150,840
 * Riverside Group, Inc.                                                 1,000                  33
   Riverview Bancorp, Inc.                                               4,500              93,555
   Rivianna Foods, Inc.                                                 16,700             438,208
 * Riviera Holdings Corp.                                                3,600              31,284
   RLI Corp.                                                            42,000           1,510,740
 * Roadhouse Grill, Inc.                                                13,340               3,335
   Roanoke Electric Steel Corp.                                          9,900             130,185
   Robbins & Myers, Inc.                                                24,600             543,660
*# Robotic Vision Systems, Inc.                                          3,480              11,658
 * Rochester Medical Corp.                                               5,300              43,036
   Rock of Ages Co.                                                      4,400              35,772
*# Rockford Corp.                                                       14,600              72,270
   Rock-Tenn Co. Class A                                                61,200             983,484
   Rocky Mountain Chocolate Factory, Inc.                                4,015              38,745
 * Rocky Shoes & Boots, Inc.                                             4,500              92,070
 * Rofin-Sinar Technologies, Inc.                                       25,300             662,126
 * Rogers Corp.                                                         27,500           1,689,875
   Rollins, Inc.                                                        77,100           1,880,469
 * Ross Systems, Inc.                                                    2,600              47,297
*# Roxio, Inc.                                                           1,629               7,282
   Royal Bancshares of Pennsylvania Class A                              4,430             101,181
   Royal Gold, Inc.                                                     35,335             492,217
 * Royale Energy, Inc.                                                   3,523              49,812
   RPC, Inc.                                                            28,600             391,820
 * RSA Security, Inc.                                                  104,200           1,911,028
 * RTI International Metals, Inc.                                       36,000             522,360
 * RTW, Inc.                                                             5,150              33,284
 * Rubio's Restaurants, Inc.                                            18,495             122,437
   Ruddick Corp.                                                        78,800           1,620,128
 * Rudolph Technologies, Inc.                                           28,400             528,240
 * Rural Cellular Corp. Class A                                          2,800              25,172
 * Rural/Metro Corp.                                                    14,000              17,500
 * Rush Enterprises, Inc. Class A                                        7,000              82,670
 * Rush Enterprises, Inc. Class B                                        7,000              84,959
   Russ Berrie & Co., Inc.                                              34,500             931,500
   Russell Corp.                                                        54,500             892,710
 * Ryan's Family Steak Houses, Inc.                                     71,800           1,208,394
   Ryerson Tull, Inc.                                                   41,800             560,538
 * S&K Famous Brands, Inc.                                               2,100              35,753
   S&T Bancorp, Inc.                                                    45,400           1,357,460

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * S1 Corp.                                                            120,498     $     1,131,476
 * Saba Software, Inc.                                                  22,900              80,150
 * Safeguard Scientifics, Inc.                                         203,500             518,925
 * SafeNet, Inc.                                                        39,904             929,763
 * Safety Components International, Inc.                                   118               1,578
 * Saga Communications, Inc. Class A                                    30,925             579,844
 * Salem Communications Corp.                                           30,440             913,200
*# Salton, Inc.                                                         18,500             104,710
 * San Filippo (John B.) & Son, Inc.                                    17,893             445,894
   Sanders Morris Harris Group, Inc.                                    29,532             397,205
   Sanderson Farms, Inc.                                                33,400           1,536,400
 * Sands Regent Casino Hotel                                             2,000              13,660
   Sandy Spring Bancorp, Inc.                                           23,756             831,460
 * Sangamo BioSciences, Inc.                                            42,450             266,162
 * Sapient Corp.                                                       200,923           1,205,538
 * Satcon Technology Corp.                                              46,700             128,425
   Saucony, Inc. Class A                                                 2,700              55,077
   Saucony, Inc. Class B                                                 3,500              70,630
   Sauer-Danfoss, Inc.                                                  49,600             770,784
 * Savient Pharmaceuticals, Inc.                                        76,600             185,372
 * Saxon Capital, Inc.                                                  17,400             415,338
 * SBA Communications Corp.                                             88,500             341,610
 * SBE, Inc.                                                             3,500              12,215
 * SBS Technologies, Inc.                                               25,730             476,005
 * ScanSoft, Inc.                                                      217,760           1,141,062
 * ScanSource, Inc.                                                     21,200           1,128,900
   Schawk, Inc. Class A                                                 22,200             294,150
 * Scheid Vineyards, Inc.                                                2,200              11,022
 * Schick Technologies, Inc.                                             9,000              86,850
 * Schieb (Earl), Inc.                                                   2,200               7,282
 * Schlotzskys, Inc.                                                     7,200              10,937
 * Schmitt Industries, Inc.                                              2,466               6,042
   Schnitzer Steel Industries, Inc. Class A                             62,351           1,724,629
 * Scholastic Corp.                                                     64,381           1,818,119
 * Schuff International, Inc.                                            7,000              16,380
   Schulman (A.), Inc.                                                  49,687             992,249
   Schweitzer-Maudoit International, Inc.                               25,500             717,825
 * Sciclone Pharmaceuticals, Inc.                                       75,746             376,458
 * Scientific Games Corp.                                              106,058           1,964,194
 * Scientific Learning Corp.                                             4,400              24,244
 * Scientific Technologies, Inc.                                         6,700              38,391
 * SciQuest, Inc.                                                        5,900              35,459
 * SCM Microsystems, Inc.                                               25,663             163,473
   SCP Pool Corp.                                                       56,700           2,282,175
   SCPIE Holdings, Inc.                                                  9,300              81,003
 * SCS Transportation, Inc.                                             24,350             553,963
   Seaboard Corp.                                                        1,400             523,600
 * Seabulk International, Inc.                                          46,800             415,116
 * Seachange International, Inc.                                        46,200             689,766
   Seacoast Banking Corp.                                               14,808             296,752
   Seacoast Financial Services Corp.                                    11,076             379,464
*# Seacor Smit, Inc.                                                    33,500           1,341,340
 * Seattle Genetics, Inc.                                               67,634             466,675
 * Secom General Corp.                                                     140                 177
   Second Bancorp, Inc.                                                  9,900             316,008
 * Secure Computing Corp.                                               60,274             534,028
 * SED International Holdings, Inc.                                        825               1,254
 * SeeBeyond Technology Corp.                                          142,000             428,840
 * SEEC, Inc.                                                            3,000                 750
 * Segue Software, Inc.                                                  9,500              35,008
 * Selas Corp. of America                                                4,750     $        14,250
 * Select Comfort Corp.                                                 61,300           1,661,230
   Select Medical Corp.                                                103,800           1,391,958
 * Selectica, Inc.                                                      66,500             291,337
   Selective Insurance Group, Inc.                                      47,079           1,700,964
   SEMCO Energy, Inc.                                                   47,900             274,946
 * Semitool, Inc.                                                       48,500             555,325
 * Semtech Corp.                                                        69,436           1,744,232
 * SEMX Corp.                                                            4,600                 690
 * Seneca Foods Corp. Class A                                              200               3,750
 * Seneca Foods Corp. Class B                                            1,300              24,141
 # Sensient Technologies Corp.                                          81,200           1,640,240
 * Sensytech, Inc.                                                      10,414             224,640
 * Sequa Corp. Class A                                                   6,900             339,135
 * Sequa Corp. Class B                                                   2,600             131,820
 * Sequenom, Inc.                                                       64,500             103,845
 * SeraCare Life Sciences, Inc.                                          4,080              46,512
*# Serena Software, Inc.                                                66,400           1,410,336
 * Serologicals Corp.                                                   41,950             718,604
 * Service Corp. International                                         261,400           1,882,080
 * ServiceWare Technologies, Inc.                                        2,900               1,682
 * Servotronics, Inc.                                                    1,100               4,285
 * SFBC International, Inc.                                             24,750             602,168
 * Shared Technologies Cellular, Inc.                                   10,100                   6
 * Sharper Image Corp.                                                  25,800             727,560
*# Shaw Group, Inc.                                                    107,487           1,268,347
 * Sheffield Pharmceuticals, Inc.                                           25                   0
 * Shiloh Industries, Inc.                                              13,500             146,880
 * Shoe Carnival, Inc.                                                  20,879             287,713
 * Shoe Pavilion, Inc.                                                   6,200              14,477
 * Sholodge, Inc.                                                        5,100              34,425
 * Shopko Stores, Inc.                                                  49,700             677,908
*# Shuffle Master, Inc.                                                 42,387           1,418,693
 * Siebert Financial Corp.                                              22,300              93,437
   Sierra Bancorp                                                        1,700              25,840
 * Sierra Health Services, Inc.                                         45,936           1,965,601
*# Sierra Pacific Resources                                            199,300           1,486,778
 * Sifco Industries, Inc.                                                5,400              22,140
*# Sigma Designs, Inc.                                                  34,800             232,464
 * Sigmatron International, Inc.                                         2,200              26,730
   Silgan Holdings, Inc.                                                31,200           1,308,528
*# Silicon Graphics, Inc.                                              340,500             643,545
 * Silicon Image, Inc.                                                 125,089           1,488,559
 * Silicon Storage Technology, Inc.                                    158,500           2,052,575
 * Silicon Valley Bancshares                                            59,500           2,223,515
 * Siliconix, Inc.                                                      37,437           1,803,340
 * Simclar, Inc.                                                         6,500              19,305
   Simmons First National Corp. Class A                                 24,000             578,160
 * SimpleTech, Inc.                                                     75,057             282,214
   Simpson Manufacturing Co., Inc.                                      41,300           2,263,240
 * Sinclair Broadcast Group, Inc. Class A                               78,000             861,900
 * Sipex Corp.                                                          56,200             362,490
 * Sirenza Microdevices, Inc.                                           54,466             218,409
*# Sirna Therapeutics, Inc.                                             42,625             133,843
 * Sitel Corp.                                                         122,200             382,486
 * Six Flags, Inc.                                                     157,905           1,105,335
   SJW Corp.                                                             9,000             292,500
 * Skechers U.S.A., Inc. Class A                                        31,800             365,700
   Skyline Corp.                                                         8,300             332,166
   Skywest, Inc.                                                        98,446           1,647,002

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
*# Skyworks Solutions, Inc.                                            186,317     $     1,665,674
 * SL Industries, Inc.                                                   5,900              63,720
 * SM&A                                                                 33,300             269,730
 * Smart & Final Food, Inc.                                             50,700             787,878
 * SmartDisk Corp.                                                       2,500                 450
 * Smith & Wollensky Restaurant Group, Inc.                             13,400              86,296
   Smith (A.O.) Corp.                                                   34,600           1,018,970
   Smith (A.O.) Corp. Convertible Class A                                3,750             110,438
 * Smith Micro Software, Inc.                                           21,400              44,512
 * Smithway Motor Xpress Corp. Class A                                   4,000               9,880
 * Sola International, Inc.                                             54,300           1,052,877
 * Somera Communications, Inc.                                          59,150              82,810
   Sonic Automotive, Inc.                                               50,800           1,115,060
 * Sonic Corp.                                                         100,537           2,229,911
*# Sonic Foundry, Inc.                                                  42,300              66,411
 * Sonic Innovations, Inc.                                              34,700             355,675
 * Sonic Solutions                                                      36,800             782,000
 * SonicWALL, Inc.                                                     116,800             929,728
 * SonoSite, Inc.                                                       24,645             525,678
 * Sonus Networks, Inc.                                                 54,057             294,611
*# Sonus Pharmaceuticals, Inc.                                          30,900             145,230
 * Sorrento Networks Corp.                                              17,800              52,154
 * Sotheby's Holdings, Inc. Class A                                     80,900           1,206,219
   Sound Federal Bancorp, Inc.                                          21,108             273,349
 * Source Information Management, Inc.                                  39,200             411,600
 * Source Media, Inc.                                                   27,400                 219
 * Sourcecorp, Inc.                                                     26,602             683,139
   South Financial Group, Inc.                                          60,927           1,679,148
   South Jersey Industries, Inc.                                        23,064             968,457
   Southern Banc Company, Inc.                                             200               3,675
 * Southern Energy Homes, Inc.                                          13,825              56,890
 * Southern Union Co.                                                   88,194           1,774,463
   Southside Banchares, Inc.                                               315               5,733
 * Southwall Technologies, Inc.                                         14,200               6,390
   Southwest Bancorp, Inc.                                              11,400             195,168
   Southwest Bancorporation of Texas, Inc.                              54,700           2,291,930
   Southwest Gas Corp.                                                  58,700           1,326,620
   Southwest Water Co.                                                  25,170             305,564
 * Southwestern Energy Co.                                              61,200           1,564,272
*# Spacehab, Inc.                                                       21,100              86,721
   Span-American Medical System, Inc.                                    2,400              28,296
 * Spanish Broadcasting System, Inc.                                    63,000             607,950
 * SPAR Group, Inc.                                                      2,900               3,857
   Spartan Motors, Inc.                                                 20,845             241,594
 * Spartan Stores, Inc.                                                 31,675             137,501
   Spartech Corp.                                                       50,000           1,144,000
 * Sparton Corp.                                                         7,938              66,441
 * Specialty Laboratories, Inc.                                         38,600             348,172
   SpectraLink Corp.                                                    32,200             484,288
 * Spectranetics Corp.                                                  41,502             248,597
 * Spectrum Control, Inc.                                               13,000             106,470
 * SpectRx, Inc.                                                         8,900              16,910
 # Speedway Motorsports, Inc.                                           67,190           2,258,928
 * Spescom Software, Inc.                                                1,202                 649
 * Spherion Corp.                                                      102,320             945,437
 * Spherix, Inc.                                                        12,100              72,479
 * Spiegel, Inc. Class A Non-Voting                                        100                   6
 * Spinnaker Exploration Co.                                            57,090     $     1,902,810
 * Spire Corp.                                                           6,700              32,897
 * Sport Chalet, Inc.                                                    2,700              33,750
 * Sport Supply Group, Inc.                                              8,900              10,458
 * Sport-Haley, Inc.                                                     2,700              14,418
 * Sports Club Co., Inc.                                                20,100              32,160
 * SportsLine.Com, Inc.                                                 33,400              33,400
 * Sportsman's Guide, Inc.                                               8,000             154,080
 * SPSS, Inc.                                                           27,637             460,156
 * SRA International, Inc.                                              29,500           1,143,715
 * SRI/Surgical Express, Inc.                                            6,100              42,151
 * SRS Labs, Inc.                                                       24,330             113,378
   SS&C Technologies, Inc.                                              31,850             732,232
 # St. Mary Land & Exploration Co.                                      50,500           1,641,755
 * Staar Surgical Co.                                                   31,300             236,628
 * Stamps.com, Inc.                                                     37,023             489,074
*# Standard Automotive Corp.                                             4,400                   0
   Standard Commercial Corp.                                            21,129             348,417
 * Standard Management Corp.                                             7,600              26,220
 * Standard Microsystems Corp.                                          30,600             754,902
   Standard Motor Products, Inc. Class A                                29,300             410,200
   Standard Register Co.                                                40,300             491,257
   Standex International Corp.                                          20,800             539,136
   Stanley Furniture, Inc.                                               6,700             277,179
   Star Buffet, Inc.                                                     2,800              18,116
*# Star Scientific, Inc.                                                78,311             241,198
 * Starbiz Restrictive Shares                                                2                   0
 * Starcraft Corp.                                                       2,756              30,096
   Starrett (L.S.) Co. Class A                                           4,800              75,504
   StarTek, Inc.                                                        24,400             813,984
   State Auto Financial Corp.                                           67,520           2,056,659
   State Financial Services Corp. Class A                                7,800             221,676
 * Steak n Shake Co.                                                    46,318             814,734
*# Steel Dynamics, Inc.                                                 83,458           2,136,525
   Steel Technologies, Inc.                                             20,150             430,203
 * SteelCloud Co.                                                       12,100              30,008
 * Stein Mart, Inc.                                                     71,416           1,031,247
 * Steinway Musical Instruments, Inc.                                   12,500             425,000
 * Stellent, Inc.                                                       37,200             296,484
 * Stemcells, Inc.                                                       2,600               3,562
   Stepan Co.                                                            8,400             203,700
   Stephan Co.                                                           3,500              15,960
   Sterling Bancorp                                                     26,176             736,593
   Sterling Bancshares                                                  75,899             996,554
 * Sterling Financial Corp.                                             37,370           1,192,113
   Stewart & Stevenson Services, Inc.                                   48,702             825,499
 * Stewart Enterprises, Inc.                                           183,033           1,376,408
   Stewart Information Services Corp.                                   28,400             969,860
 * Stifel Financial Corp.                                                6,100             153,110
 * Stillwater Mining Co.                                               148,000           2,242,200
 * Stone Energy Corp.                                                   45,063           2,023,329
 * Stonepath Group, Inc.                                                67,200             169,344
 * Stoneridge, Inc.                                                     43,600             682,776
 * StorageNetworks, Inc. Escrow Shares                                  60,800               1,648
 * Stratasys, Inc.                                                      17,400             451,878
 * Strategic Diagnostics, Inc.                                          32,700             132,762
   Strategic Distribution, Inc.                                          3,029              39,347
 * Stratesec, Inc.                                                       7,300                  58
 * Stratex Networks, Inc.                                              142,518             417,578

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Stratos International, Inc.                                          20,936     $       119,126
 * Strattec Security Corp.                                               4,100             238,866
 * Stratus Properties, Inc.                                              7,050              88,125
   Strayer Ed, Inc.                                                      8,300             967,697
   Stride Rite Corp.                                                    65,100             686,805
   Sturm Ruger & Co., Inc.                                              45,700             541,545
 * Suburban Lodges of America, Inc. Escrow Shares                       18,500                   0
   Suffolk Bancorp                                                       8,600             273,136
 * Summa Industries, Inc.                                                5,200              49,712
   Summit Bancshares, Inc.                                               2,000              56,500
   Summit Bank Corp.                                                     2,520              42,336
 * SumTotal Systems, Inc.                                               28,067             181,032
 * Sun Bancorp, Inc.                                                    23,736             528,601
   Sun Hydraulics, Inc.                                                  4,900              60,613
 * Sunair Electronics, Inc.                                              3,000              17,220
 * Sundance Homes, Inc.                                                  3,000                  17
 * SunLink Health Systems, Inc.                                          1,048               5,450
*# Sunrise Senior Living, Inc.                                          36,065           1,299,783
   Sunrise Telecom, Inc.                                                 3,700               9,842
 * Suntron Corp.                                                         5,265              40,698
 * Superconductor Technologies, Inc.                                    83,940              96,531
 * Supergen, Inc.                                                       72,390             547,992
 * Superior Consultant Holdings Corp.                                   10,700              66,768
 * Superior Energy Services, Inc.                                      126,500           1,157,475
 # Superior Industries International, Inc.                              45,400           1,482,310
   Superior Uniform Group, Inc.                                          7,000             115,500
 * Supertex, Inc.                                                       21,800             341,606
 * SupportSoft, Inc.                                                    71,600             703,112
   Supreme Industries, Inc.                                             11,408              77,004
*# SureBeam Corp.                                                       12,725                 115
   SureWest Communications                                              24,112             773,272
*# SurModics, Inc.                                                      29,700             662,310
   Susquehanna Bancshares, Inc.                                         67,800           1,649,574
 * Swift Energy Corp.                                                   47,000             949,400
 * Swift Transportation, Inc.                                            4,200              75,432
 * Swisher International, Inc.                                             700                 770
*# Switchboard, Inc.                                                    30,600             236,538
   SWS Group, Inc.                                                      29,118             469,382
 * Sybron Dental Specialties, Inc.                                      65,300           1,778,772
 * Sycamore Networks, Inc.                                             226,952           1,000,858
 * Sykes Enterprises, Inc.                                              65,328             408,953
 * Sylvan, Inc.                                                          5,400              65,070
 * Symmetricom, Inc.                                                    82,767             653,859
 * Syms Corp.                                                           28,200             229,548
 * Symyx Technologies                                                   54,200           1,305,678
 * Synalloy Corp.                                                        5,900              54,988
 * Synaptics, Inc.                                                      42,000             805,140
 * Synovis Life Technologies, Inc.                                      19,500             175,500
 * Synplicity, Inc.                                                     40,975             239,704
   Syntel, Inc.                                                         67,148           1,272,455
 * Synthetech, Inc.                                                     16,400              20,828
*# Syntroleum Corp.                                                     66,566             419,366
   Sypris Solutions, Inc.                                               28,163             535,097
 * Systemax, Inc.                                                       40,100             248,620
 * T-3 Energy Services, Inc.                                             1,250               8,219
 * Tag-It Pacific, Inc.                                                 16,500              78,870
 * Taitron Components, Inc.                                              5,000              12,950
*# Take Two Interactive Software                                        32,200             958,594
 * TALK America Holdings, Inc.                                          44,509             418,830
   TALX Corp.                                                           23,038             534,482
   Tandy Brand Accessories, Inc.                                         5,900     $        79,296
 * Tanox, Inc.                                                          75,600           1,245,132
 * Tarantella, Inc.                                                      3,300               5,330
 * Tarrant Apparel Group                                                32,800              61,992
   Tasty Baking Co.                                                     17,400             164,082
   TB Woods Corp.                                                        7,600              58,140
 * TBA Entertainment Corp.                                               7,300               4,818
 * TBC Corp.                                                            37,250             945,778
 * TEAM America, Inc.                                                    2,800                   0
 * Team, Inc.                                                            7,600             119,320
 * TeamStaff, Inc.                                                      20,200              46,056
   Tech/Ops Sevcon, Inc.                                                 3,100              18,042
   Teche Holding Co.                                                       700              24,938
 * Techne Corp.                                                         45,700           1,770,875
 * Technical Communications Corp.                                          400               1,700
 * Technical Olympic USA, Inc.                                           8,500             276,675
 * Technitrol, Inc.                                                     68,600           1,427,566
   Technology Research Corp.                                             9,700             101,753
 * Technology Solutions Corp.                                           42,400              45,792
 * TechTeam Global, Inc.                                                20,800             159,765
   Tecumseh Products Co. Class A                                        23,400             868,608
 * Tegal Corp.                                                           5,000               8,300
*# Tejon Ranch Co.                                                      13,900             482,747
*# Tekelec                                                             105,900           1,760,058
 * TeleCommunication Systems, Inc.                                      40,500             205,335
 * Teledyne Technologies Inc                                            55,200           1,016,784
 * Teletech Holdings, Inc.                                             121,600             914,432
 * Telik, Inc.                                                          73,800           1,690,020
 * Telular Corp.                                                        22,000             244,398
 * TenFold Corp.                                                         4,500               7,875
   Tennant Co.                                                          15,300             581,400
 * Tenneco Automotive, Inc.                                             71,200             909,224
 * Terayon Communication Systems, Inc.                                 123,500             339,625
 * Terex Corp.                                                          58,021           1,711,039
 * Terra Industries, Inc.                                              131,500             608,845
 * Tesoro Petroleum Corp.                                              103,400           2,462,988
 * Tessco Technologies, Inc.                                             4,500              79,830
 * Tetra Tech, Inc.                                                     91,126           1,545,497
 * Tetra Technologies, Inc.                                             37,900             902,399
   Texas Industries, Inc.                                               35,900           1,322,915
   Texas Regional Banchshares, Inc. Class A                             50,440           2,221,882
   Texas United Bancshares, Inc.                                           100               1,760
   TF Financial Corp.                                                    2,600              77,311
 * Thackeray Corp.                                                       4,100               5,535
 * The Banc Corp.                                                       27,800             190,152
   The Brink's Co.                                                      86,818           2,685,281
 * The Dress Barn, Inc.                                                 51,400             900,014
 * The Geo Group, Inc.                                                  25,000             483,750
   The Marcus Corp.                                                     35,200             570,240
 * The Medicines Co.                                                    75,791           2,436,681
 # The Phoenix Companies, Inc.                                         160,700           1,881,797
 * The Rowe Companies                                                   13,100              59,605
 * The Sports Authority, Inc.                                           43,506           1,483,555
 * Theragenics Corp.                                                    50,900             217,343
 * Therma-Wave, Inc.                                                    56,989             225,107
 * Thermwood Corp.                                                         200                 163
 * TheStreet.com, Inc.                                                  41,600             156,416
 * Third Wave Technologies                                              66,386             321,972
 # Thomas & Betts Corp.                                                 93,500           2,287,010
 * Thomas Group, Inc.                                                    4,000               6,000

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Thomas Industries, Inc.                                              29,250     $       995,085
*# Thoratec Corp.                                                       94,843           1,383,759
*# THQ, Inc.                                                            64,700           1,364,523
 * Three-Five Systems, Inc.                                             35,599             190,811
 * TIBCO Software, Inc.                                                172,330           1,430,339
 * Tickets.com, Inc.                                                     1,600                 760
 * Tier Technologies, Inc. Class B                                      30,900             336,192
   TierOne Corp.                                                        30,553             637,336
 * TII Network Technologies, Inc.                                       11,260              15,764
   Timberland Bancorp, Inc.                                              3,900              86,580
 * Timco Aviation Services, Inc.                                         2,749               1,100
 * Time Warner Telecom, Inc.                                            77,187             328,817
 * Tipperary Corp.                                                      17,900              58,533
   Titan International, Inc.                                            19,600             208,740
 * Titan Pharmaceuticals, Inc.                                          49,300             162,690
 * Titanium Metals Corp.                                                 3,170             286,093
 * TiVo, Inc.                                                          135,426           1,030,592
 * TL Administration Corp.                                                 200                   6
 * TLC Vision Corp.                                                     33,060             343,493
   Todd Shipyards Corp.                                                  6,300             110,880
 * Todhunter International, Inc.                                         4,600              64,400
 * Tofutti Brands, Inc.                                                  6,900              22,080
 * Tollgrade Communications, Inc.                                       23,091             255,156
   Tompkins County Trustco, Inc.                                           363              16,313
 * Too, Inc.                                                            58,500             984,555
   Topps, Inc.                                                          68,886             597,242
 * Torch Offshore, Inc.                                                 23,300              61,512
 * Toreador Resources Corp.                                              4,900              25,774
   Toro Co.                                                             39,200           2,516,640
 * Total Entertainment Restaurant Corp.                                 16,761             219,050
*# Tower Automotive, Inc.                                               97,500             361,725
   Track Data Corp.                                                      5,600               5,600
 * Tractor Supply Co.                                                   43,600           1,679,908
 * Tradestation Group, Inc.                                             70,500             480,105
   Traffix, Inc.                                                        22,900             158,926
 * Trailer Bridge, Inc.                                                  9,800              54,390
 * Trammell Crow Co.                                                    59,500             756,245
 * Trans World Entertainment Corp.                                      61,000             608,780
 * Transact Technologies, Inc.                                           8,550             275,481
 * Transaction Systems Architects, Inc.                                 64,900           1,224,663
 * TransAxis, Inc.                                                          72                   5
 * Transcat, Inc.                                                        6,100              19,270
 * Transgenomic, Inc.                                                   21,900              33,945
 * Transkaryotic Therapies, Inc.                                        58,500             843,570
 * Transmeta Corp.                                                     263,500             574,430
 * Transmontaigne Oil Co.                                               61,500             357,930
 * Transport Corp. of America                                            5,200              37,440
 * Transport Industries, Inc.                                            1,400               2,254
 * Transpro, Inc.                                                       16,100              95,393
 * Transtechnology Corp.                                                 6,200              42,780
 * TransTexas Gas Corp. Class A                                            236                   5
*# Transwitch Corp.                                                     40,600              62,524
 * Travis Boats & Motors, Inc.                                           3,300               2,604
 * TRC Companies, Inc.                                                  23,500             387,985
   Tredegar Industries, Inc.                                            61,491             888,545
*# Trenwick Group, Ltd.                                                 11,975                 108
*# Trestle Holdings Inc.                                                   450               1,125
 * Trex Co., Inc.                                                       25,000             908,250
 * Triad Guaranty, Inc.                                                 24,500           1,407,770
   Triarc Companies, Inc. Class A                                       33,300             361,305
   Triarc Companies, Inc. Class B                                       49,000             524,790
   Trico Bancshares                                                      9,900     $       180,774
*# Trico Marine Services, Inc.                                          57,100              13,133
 * Trident Microsystems, Inc.                                           38,500             589,050
 * Trimble Navigation, Ltd.                                             85,150           2,300,753
 * Trimedyne, Inc.                                                       4,300               3,870
 * Trimeris, Inc.                                                       36,700             538,022
 # Trinity Industries, Inc.                                             74,900           2,142,889
 * Trio-Tech International                                                 400               1,848
 * TriPath Imaging, Inc.                                                64,452             591,669
 * Tripath Technology, Inc.                                             63,251             238,456
 * Tripos, Inc.                                                         10,620              59,366
 * Triquint Semiconductor, Inc.                                        221,397           1,235,395
 * Triton PCS Holdings, Inc.                                           103,600             488,992
 * Triumph Group                                                        26,302             836,667
 * TriZetto Group, Inc.                                                 79,700             520,441
 * TRM Corp.                                                             7,000              97,090
*# Tropical Sportswear International Corp.                              18,175              39,985
 * Trover Solutions, Inc.                                                9,300              63,240
 * Troy Group, Inc.                                                     13,800              45,264
 * Trump Hotels & Casino Resorts, Inc.                                  49,100              96,727
   Trustco Bank Corp.                                                  125,752           1,623,458
   TSR, Inc.                                                             4,400              29,436
 * TTM Technologies, Inc.                                               69,000             786,600
 * Tuesday Morning Corp.                                                69,300           1,978,515
 * Tufco Technologies, Inc.                                              4,500              38,205
 * Tularik, Inc.                                                       104,551           2,586,592
 * Tumbleweed Communications Corp.                                      74,095             368,993
 # Tupperware Corp.                                                     99,500           1,817,865
 * TurboChef Technologies, Inc.                                         20,500              80,975
 * Turnstone Systems, Inc.                                                  65                   9
 * Tut Systems, Inc.                                                    32,400             100,116
 * Tweeter Home Entertainment Group, Inc.                               41,100             273,726
   Twin Disc, Inc.                                                       2,800              61,600
 * Tyler Technologies, Inc.                                             70,500             627,450
*# U.S. Aggregates, Inc.                                                 1,600                   4
 * U.S. Concrete, Inc.                                                  44,900             313,402
 * U.S. Physical Therapy, Inc.                                          20,372             251,798
 * U.S. Xpress Enterprises, Inc. Class A                                10,823             140,158
 * UbiquiTel, Inc.                                                      84,490             357,393
 * UFP Technologies, Inc.                                                3,800              12,350
   UGI Corp.                                                            42,900           1,376,661
 * UICI                                                                 78,700           1,564,556
   UIL Holdings Corp.                                                   24,600           1,092,240
 * Ulticom, Inc.                                                        70,508             662,775
*# Ultimate Electronics, Inc.                                           23,500              84,130
 * Ultimate Software Group, Inc.                                        35,000             449,750
 * Ultradata Systems, Inc.                                               2,000               3,300
 * Ultralife Batteries, Inc.                                            13,100             261,607
 * Ultratech Stepper, Inc.                                              39,500             601,980
   UMB Financial Corp.                                                  35,765           1,818,650
   Umpqua Holdings Corp.                                                48,203             916,821
*# Unapix Entertainment, Inc.                                            6,100                  25
 * Unico American Corp.                                                  5,500              32,401
 * Unifi, Inc.                                                          83,334             194,168
   Unifirst Corp.                                                       14,350             373,100
 * Uni-Marts, Inc.                                                       6,500              14,235
   Union Bankshares Corp.                                                  170               5,106
   Union Community Bancorp                                               2,300              41,044

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Uniroyal Technology Corp.                                            13,300     $            13
 # Unisource Energy Corp.                                               67,080           1,655,534
 * Unit Corp.                                                           77,700           2,213,673
   United Auto Group, Inc.                                              66,400           1,920,952
   United Bankshares, Inc. WV                                           47,960           1,496,352
   United Community Banks, Inc.                                         59,351           1,404,838
   United Community Financial Corp.                                     51,972             629,381
   United Financial Corp.                                                  660              16,368
 * United Financial Mortgage Corp.                                       9,400              48,880
   United Fire & Casualty Co.                                            6,200             343,170
   United Guardian, Inc.                                                 1,900              12,084
   United Industrial Corp.                                              22,300             468,300
 * United Natural Foods, Inc.                                           67,300           1,702,017
 * United Online, Inc.                                                 108,403           2,036,892
 * United PanAm Financial Corp.                                            600               8,700
 * United Rentals, Inc.                                                121,600           2,079,360
 * United Retail Group, Inc.                                            20,666              56,832
 * United Road Services, Inc.                                              720                  83
 # United Security Bancshares                                            2,000              44,600
 * United Stationers, Inc.                                              55,300           2,085,363
 * United Surgical Partners International, Inc.                         46,502           1,814,043
 * United Therapeutics Corp.                                            36,300             858,858
   Unitil Corp.                                                          4,700             122,670
   Unity Bancorp, Inc.                                                   5,460              70,980
 * Universal Access Global Holdings, Inc.                                2,235               2,436
 * Universal American Financial Corp.                                   92,000           1,007,400
 * Universal Compression Holdings, Inc.                                 50,949           1,507,581
   Universal Corp.                                                      42,700           2,009,462
 * Universal Display Corp.                                              47,100             540,708
 * Universal Electronics, Inc.                                          23,300             343,442
   Universal Forest Products, Inc.                                      30,373             879,602
 * Universal Stainless & Alloy Products, Inc.                            6,000              64,986
   Unizan Financial Corp.                                               33,197             855,819
 * Unova, Inc.                                                         102,800           1,783,580
 * UQM Technologies, Inc.                                               33,300              99,900
 * Urologix, Inc.                                                       23,842             334,980
 * URS Corp.                                                            68,913           1,735,229
*# US Airways Group, Inc.                                                8,800              22,968
*# US Energy Corp.                                                      11,500              26,910
 * US LEC Corp.                                                         61,736             238,918
 * US Oncology, Inc.                                                   134,682           1,974,438
 * USA Truck, Inc.                                                       9,300             107,973
*# USAir Group, Inc.                                                    84,700               6,903
 * USANA, Inc.                                                          32,800             913,152
   USB Holding Co., Inc.                                                17,099             376,520
*# USDATA Corp.                                                          2,820                 113
   Usec, Inc.                                                          142,531           1,116,018
   USF Corp.                                                            47,037           1,352,314
 * Utah Medical, Inc.                                                    5,000             129,525
*# V.I. Technologies, Inc.                                              57,100              59,955
*# VA Software Corp.                                                    97,900             231,044
   Vail Banks Inc.                                                       1,300              16,250
 * Vail Resorts, Inc.                                                   46,600             696,670
*# Valence Technology, Inc.                                             20,900              81,719
   Valhi, Inc.                                                          14,240             158,064
 * Valley National Gases, Inc.                                           4,200              41,790
   Valmont Industries, Inc.                                             40,500             842,400
 * Valpey Fisher Corp.                                                   1,650               5,511
   Value Line, Inc.                                                      9,900     $       383,328
 * ValueClick, Inc.                                                    134,300           1,469,242
 * Valuevision Media, Inc. Class A                                      60,947             731,364
 * Vans, Inc.                                                           28,700             585,767
 * Varian Semiconductor Equipment Associates, Inc.                      51,200           1,882,624
 * Varian, Inc.                                                         54,100           2,407,450
 * Variflex, Inc.                                                        4,600              30,820
 * Vascular Solutions, Inc.                                             23,700             255,960
 * Vastera, Inc.                                                        75,179             259,368
 * Vaxgen, Inc.                                                         42,400             672,888
 * VCA Antech, Inc.                                                     65,062           2,797,666
   Vector Group, Ltd.                                                   66,457           1,056,666
 * Veeco Instruments, Inc.                                              49,700           1,283,254
 * Ventana Medical Systems, Inc.                                        29,014           1,497,122
 * Venture Catalyst, Inc.                                                7,200               3,240
 * Verilink Corp.                                                       25,100             112,950
 * Veritas DGC, Inc.                                                    57,700           1,104,378
 * Verity, Inc.                                                         64,200             892,380
 * Vermont Pure Holdings, Ltd.                                          17,300              52,419
 * Versant Corp.                                                         5,400              11,016
 * Versar, Inc.                                                          8,700              44,718
 * Verso Technologies, Inc.                                             26,319              41,716
 * Vertex Pharmaceuticals, Inc.                                        132,888           1,169,414
 * Verticalbuyer Inc.                                                      920                   7
   Vesta Insurance Group, Inc.                                          60,500             359,975
 * Vestin Group, Inc.                                                      400               1,000
 * Vialta, Inc.                                                         40,295              15,312
 * Viasat, Inc.                                                         44,800           1,032,192
 * Vical, Inc.                                                          34,255             188,745
 * Vicon Industries, Inc.                                                4,600              24,242
 * Vicor Corp.                                                          52,300             726,970
 * Vicuron Pharmaceuticals, Inc.                                        91,100           1,266,290
 # Video Display Corp.                                                   3,600              66,600
*# Viewpoint Corp.                                                      59,526             164,881
 * Vignette Corp.                                                      407,600             672,540
 * Viisage Technology, Inc.                                             58,895             577,760
   Vintage Petroleum, Inc.                                             109,300           1,703,987
 * Virage Logic Corp.                                                   35,727             269,024
 * Virbac Corp.                                                         22,000              66,000
   Virco Manufacturing Corp.                                            13,269              90,893
 * Virginia Commerce Bancorp, Inc.                                         400              11,380
 * Virologic, Inc.                                                      83,900             234,920
*# ViroPharma, Inc.                                                     44,725              82,294
 * Vision Sciences, Inc.                                                 5,100              21,318
 * Vista Medical Technologies, Inc.                                      7,500              11,100
   Visteon Corp.                                                       214,500           2,350,920
 * Visual Networks, Inc.                                                31,900             102,718
 * Visx, Inc. DE                                                        87,400           2,054,774
 * Vital Images, Inc.                                                   18,200             176,904
   Vital Signs, Inc.                                                    21,956             592,812
 * VitalWorks, Inc.                                                     73,800             250,920
*# Vitech America, Inc.                                                 14,850                  67
 * Vitesse Semiconductor, Inc.                                          20,500             111,930
 * Vitria Technology, Inc.                                              53,942             153,195
 * Vivus, Inc.                                                          64,564             265,358
 * Vl Dissolution Corp                                                   3,101               1,930
   VLPS Lighting Services International, Inc.                            4,800              20,040
 * Vodavi Technology, Inc.                                               4,300              20,468
 * Volt Information Sciences, Inc.                                      33,000             848,100

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Vulcan International Corp.                                              700     $        30,380
 * Vyyo, Inc.                                                           20,900             153,406
 * W-H Energy Services, Inc.                                            50,300             929,544
 * Wabash National Corp.                                                45,800           1,204,540
   Wabtec Corp.                                                         76,000           1,253,240
   Walter Industries, Inc.                                              71,300             907,649
*# Warnaco Group, Inc.                                                   2,900                   3
 * Warnaco Group, Inc.                                                  61,372           1,223,144
   Warwick Community Bancorp, Inc.                                       5,000             153,500
   Warwick Valley Telephone Co.                                            300               6,300
   Washington Banking Co.                                                4,680              75,348
   Washington Savings Bank FSB                                           2,400              24,936
   Washington Trust Bancorp, Inc.                                       21,855             549,653
 * Waste Connections, Inc.                                              49,200           2,091,000
   Waste Industries USA, Inc.                                           19,300             218,090
 * WatchGuard Technologoes, Inc.                                        56,780             369,638
 * Water Pik Technologies, Inc.                                          8,400             140,196
 * Waterlink, Inc.                                                      19,200                  16
   Waters Instruments, Inc.                                                300               2,403
   Watsco, Inc. Class A                                                 37,400             978,758
   Watsco, Inc. Class B                                                  1,350              35,370
 * Watson Wyatt & Co., Holdings                                         55,900           1,461,785
   Watts Water Technologies, Inc.                                       40,400             980,508
   Wausau-Mosinee Paper Corp.                                           95,336           1,450,061
   Waypoint Financial Corp.                                             53,226           1,458,392
 * WCI Communities, Inc.                                                74,500           1,657,625
   WD-40 Co.                                                            28,900             880,294
 * Webb Interactive Services, Inc.                                       5,300               3,339
 * Webco Industries, Inc.                                                6,000              29,430
 * WebEx Communications, Inc.                                           73,680           1,739,585
 * webMethods, Inc.                                                     89,502             780,457
 * Websense, Inc.                                                       38,800           1,256,344
 * Weider Nutrition International, Inc.                                 10,500              48,720
   Weis Markets, Inc.                                                   19,607             669,579
   Wellco Enterprises, Inc.                                              1,000              19,100
   Wellman, Inc.                                                        65,300             519,135
 * Wells-Gardner Electronics Corp.                                       6,101              28,614
   Wesbanco, Inc.                                                       33,521             923,168
 * WESCO International, Inc.                                            67,900           1,125,782
   West Coast Bancorp                                                   25,609             563,654
 * West Marine, Inc.                                                    35,100             921,726
   West Pharmaceutical Services, Inc.                                   25,100             954,051
 * Westaff, Inc.                                                        24,300              63,180
   Westamerica Bancorporation                                            2,000              98,760
   Westar Energy, Inc.                                                  89,400           1,762,968
   Westbank Corp.                                                        4,740              89,254
 * Westcoast Hospitality Corp.                                          12,900              74,433
 * Westell Technologies, Inc.                                           89,580             492,690
   Western Gas Resources, Inc.                                          24,700           1,365,910
   Western Ohio Financial Corp.                                            900              29,835
 * Western Power & Equipment Corp.                                       3,373               1,231
 * Western Sierra Bancorp                                                1,575              45,990
 * Westmoreland Coal Co.                                                   800              17,168
   Westwood Holdings Group, Inc.                                         6,479             112,540
 * Wet Seal, Inc. Class A                                               41,375             241,216
   Weyco Group, Inc.                                                       300              10,026
   WGL Holdings, Inc.                                                   14,000             385,140
 * White Electronics Designs Corp.                                      41,065             262,405
 * Whitehall Jewelers, Inc.                                             25,450             203,855
   Whitney Holdings Corp.                                               15,300             665,091
*# WHX Corp.                                                             6,333              10,259
 * Wickes, Inc.                                                          4,400     $           550
 * Wild Oats Markets, Inc.                                              51,350             695,793
 * William Lyon Homes, Inc.                                             12,600           1,130,220
 * Williams Industries, Inc.                                             1,200               4,218
 * Willis Lease Finance Corp.                                            9,500              78,375
   Willow Grove Bancorp, Inc.                                           17,451             265,430
 * Wilshire Financial Services Group, Inc.                                 137               1,232
 * Wilshire Oil Co. of Texas                                             7,107              35,606
 * Wilson Greatbatch Technologies, Inc.                                 36,000             979,200
 * Wilsons The Leather Experts, Inc.                                    32,945             110,366
 * Wind River Systems, Inc.                                            138,596           1,426,153
 * Winmark Corp.                                                         3,800              96,900
 # Winn-Dixie Stores, Inc.                                             241,000           1,525,530
   Winnebago Industries, Inc.                                           57,600           1,635,840
   Wintrust Financial Corp.                                             34,250           1,627,560
 * Wireless Facilities, Inc.                                           113,651           1,077,411
   Wireless Telecom Group, Inc.                                         28,800              85,968
 * Wireless WebConnect!, Inc.                                            8,900                  24
 * Wiser Oil Co.                                                        26,300             277,991
 * Witness Systems, Inc.                                                44,500             641,245
 * WJ Communications, Inc.                                              50,400             161,280
 * WMS Industries, Inc.                                                 50,800           1,559,560
 * Wolverine Tube, Inc.                                                 20,100             228,738
   Wolverine World Wide, Inc.                                           67,000           1,765,450
 * Women First HealthCare, Inc.                                          1,500                  34
   Woodhead Industries, Inc.                                            20,557             309,588
   Woodward Governor Co.                                                18,900           1,255,905
 * World Acceptance Corp.                                               32,000             572,480
*# World Access, Inc.                                                   35,372                  48
   World Fuel Services Corp.                                            18,300             806,481
   World Wrestling Federation Entertainment, Inc.                       22,700             275,578
*# WorldGate Communications, Inc.                                        6,500              13,455
 * WorldQuest Networks, Inc.                                             1,500               4,772
 * Worldwide Restaurant Concepts, Inc.                                  52,200             174,348
   Worthington Industries, Inc.                                         65,400           1,251,756
   WPS Resources Corp.                                                  31,200           1,412,112
 * Wright Medical Group, Inc.                                           56,500           1,833,990
   WSI Industries, Inc.                                                  2,000               5,338
   X-Rite, Inc.                                                         35,163             470,481
 * Xanser Corp.                                                         42,800             108,284
 * Xeta Corp.                                                            9,200              46,911
 * Xicor, Inc.                                                          45,974             691,909
 * Yankee Candle Co., Inc.                                              65,200           1,825,600
   Yardville National Bancorp                                           16,400             412,460
 * Yellow Roadway Corp.                                                 22,982             820,687
   York International Corp.                                             41,200           1,523,576
 * Young Broadcasting, Inc. Class A                                     29,507             422,540
 * Zapata Corp.                                                          2,340             159,120
   Zenith National Insurance Corp.                                      18,600             859,878
 * Zevex International, Inc.                                             3,400              11,628
 * Zhone Technologies, Inc.                                             37,400             122,672
 * Zila, Inc.                                                           76,307             388,403
*# Zix Corp.                                                            51,726             462,430
 * Zoll Medical Corp.                                                   14,622             451,820
*# Zoltek Companies, Inc.                                               27,800             202,384
 * Zomax, Inc.                                                          51,700             196,977
 * Zones, Inc.                                                          13,500              36,450
 * Zoran Corp.                                                          68,635           1,205,917
 * Zygo Corp.                                                           28,600             303,160

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Zymetx, Inc.                                                          8,600     $           452
 * Zymogenetics, Inc.                                                   88,239           1,404,765
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $1,513,392,652)                                                              1,723,375,415
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * American Banknote Corp. Warrants Series 1 10/01/07                       30                   0
 * American Banknote Corp. Warrants Series 2 10/10/07                       30                   0
 * Anacomp, Inc. Class B Warrants 12/10/06                                   0                   0
*# Angeion Corp. Warrants 10/31/07                                         215                   0
 * Aura Systems, Inc. Warrants 05/31/05                                  1,262                   0
 * Chart Industries, Inc. Warrants 09/15/10                                 24                 184
 * Chiquita Brands International, Inc. Warrants 03/19/09                 9,947              46,950
 * CSF Holding, Inc. Litigation Rights                                   3,250                   0
 * Danielson Holding Corp. Rights 06/09/04                              33,400                   0
 * Del Global Technologies Corp. Warrants 03/28/08                         971                 583
 * Imperial Credit Industries, Inc. Warrants 01/31/08                       22                   0
 * Imperial Sugar Co. Warrants 08/29/08                                    498               1,006
 * Lodgian, Inc. Class A Warrants 11/25/07                                 188                  39
 * Lodgian, Inc. Class B Warrants 11/25/09                                 582                 134
 * Magnum Hunter Resources Warrants 03/21/05                             7,200               4,320
 * Orbital Science Corp. Warrants 08/31/04                                 152               1,193
*# OSI Pharmaceutical, Inc. Rights                                       4,829               1,859
 * PMR Corp. Contingent Value Rights 08/05/04                            7,300                   7
 * Timco Aviation Services Warrants 02/27/07                             6,696                   1
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $444,107)                                                                           56,276
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                               ---------------     ---------------
                                                                     (000)
BONDS -- (0.0%)
 * Del Global Technologies Corp.                               $             2     $             0
 * Timco Aviation Services, Inc.                                             3                   0
                                                                                   ---------------
TOTAL BONDS
  (Cost $0)                                                                                      0
                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (8.0%)
 Repurchase Agreement, PNC Capital Markets, Inc. 0.89%,
   06/01/04 (Collateralized by $26,894,000 FNMA Notes 1.50%,
   09/21/05, valued at $26,725,913) to be repurchased at
   $26,332,604
   (Cost $26,330,000)                                                   26,330          26,330,000
 Repurchase Agreement, Merrill Lynch Triparty Repo 0.96%,
   06/01/04 (Collateralized by $124,075,000 U.S. Treasury
   Obligations rates ranging from 2.125% to 6.00%, maturities ranging from 08/15/04 to 08/31/04, valued at $125,930,146)
   to be repurchased at $123,472,650
   (Cost $123,459,481)^                                                123,459         123,459,481
                                                                                   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $149,789,481)                                                                  149,789,481
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,663,626,240)++                                                          $ 1,873,221,172
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities.
 #  Total or Partial Securities on Loan.
 ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $1,666,038,387.

                 See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
UNITED KINGDOM -- (19.4%)
COMMON STOCKS -- (19.4%)
   Abbey National P.L.C.                                               841,876     $     6,930,244
   Aggregate Industries P.L.C.                                       1,926,365           2,976,832
   Alliance & Leicester P.L.C.                                         348,000           5,264,654
   Allied Domecq P.L.C.                                                621,994           5,172,552
   Amvescap P.L.C.                                                     225,900           1,515,531
   Arriva P.L.C.                                                       231,050           1,651,789
   Associated British Foods P.L.C.                                     990,462          11,631,581
   Associated British Ports Holdings P.L.C.                            378,800           3,037,599
   Aviva P.L.C.                                                      2,582,930          25,216,998
 * AWG P.L.C.                                                           76,018             855,780
   BAA P.L.C.                                                        1,576,251          15,724,547
   BAE Systems P.L.C.                                                2,599,132           9,806,062
   Barratt Developments P.L.C.                                         338,959           3,566,453
   BBA Group P.L.C.                                                    679,855           3,165,960
   Bellway P.L.C.                                                       38,000             526,004
   Berkeley Group P.L.C.                                               228,802           3,866,438
   BG Group P.L.C.                                                   1,408,548           8,581,102
   BOC Group P.L.C.                                                     82,135           1,341,431
   Bovis Homes Group P.L.C.                                            132,000           1,237,365
   BPB P.L.C.                                                          458,500           3,269,374
   Bradford & Bingley P.L.C.                                            80,259             408,850
   Brambles Industries P.L.C.                                          272,000           1,056,902
   Britannic P.L.C.                                                    278,864           1,761,482
 * British Airways P.L.C.                                            1,839,331           8,547,965
   British Land Co. P.L.C.                                             857,882          10,539,837
   British Vita P.L.C.                                                 286,388           1,352,407
   Brixton P.L.C.                                                      359,333           1,911,806
 * Cable and Wireless P.L.C.                                         3,512,914           7,943,057
 * Canary Wharf Group P.L.C.                                           847,200           4,598,296
   Carnival P.L.C.                                                     156,448           7,021,173
 * Colt Telecom Group P.L.C.                                         2,561,000           3,945,288
 * Corus Group P.L.C.                                                6,312,988           3,913,405
   Derwent Valley Holdings P.L.C.                                       49,351             756,218
   DeVere Group P.L.C.                                                  85,228             688,195
 * Dimension Data Holdings P.L.C.                                    1,006,000             564,232
   Dixons Group P.L.C.                                                 333,402             931,182
 * Duelguide Units P.L.C.                                               36,010             355,069
 * Easyjet P.L.C.                                                      294,025           1,073,156
   FKI P.L.C.                                                          856,795           1,741,838
   Friends Provident P.L.C.                                          2,272,618           5,760,483
   Galen Holdings P.L.C.                                               319,000           4,237,385
   Great Portland Estates P.L.C.                                       299,155           1,440,093
   Great Universal Stores P.L.C.                                       258,182           3,843,651
   Greene King P.L.C.                                                  105,263           1,757,735
   Hammerson P.L.C.                                                    468,800           5,815,111
   Hanson P.L.C.                                                       963,671           7,358,895
   HBOS P.L.C.                                                          14,538             190,478
 * HHG P.L.C.                                                          842,619             664,307
   Hilton Group P.L.C.                                               2,619,960          12,744,959
   IMI P.L.C.                                                           24,000             161,845
   Intercontinental Hotels Group P.L.C.                                968,773           9,286,691
 * International Power P.L.C.                                        1,898,700           5,056,603
   ITV P.L.C.                                                        1,551,881           3,378,787
   Johnson Matthey P.L.C.                                               43,250     $       702,953
   Kelda Group P.L.C.                                                  161,510           1,456,483
   Kesa Electricals P.L.C.                                               9,781              50,996
 # Kingfisher P.L.C.                                                   651,215           3,413,664
   Land Securities Group P.L.C.                                         78,654           1,686,004
   Liberty International P.L.C.                                        469,345           6,367,535
   Logicacmg P.L.C.                                                    586,400           2,012,631
   London Merchant Securities P.L.C.                                   358,862           1,139,502
   Marks & Spencer Group P.L.C.                                      1,197,239           7,890,393
   Mersey Docks & Harbour Co. P.L.C.                                   115,042           1,455,763
   MFI Furniture Group P.L.C.                                           66,600             182,435
   Millennium and Copthorne Hotels P.L.C.                              489,930           2,843,510
   Mitchells & Butlers P.L.C.                                          630,549           2,997,502
 * MM02 P.L.C.                                                       8,760,348          15,678,806
   Morrison (Wm.) Supermarkets P.L.C.                                1,582,672           6,627,064
   Novar P.L.C.                                                        571,338           1,309,149
   Pearson P.L.C.                                                      246,039           2,994,860
   Peninsular & Oriental Steam Navigation P.L.C.                     1,086,433           4,270,957
   Pennon Group P.L.C.                                                  56,524             763,276
   Persimmon P.L.C.                                                    271,811           2,994,022
   Pilkington P.L.C.                                                 2,184,617           3,621,628
   Pillar Property P.L.C.                                              159,913           1,641,266
 * Premier Oil P.L.C.                                                  119,812           1,165,426
   Quintain Estates & Development P.L.C.                               100,000             729,199
   Rio Tinto P.L.C.                                                     83,136           2,000,590
   RMC Group P.L.C.                                                    401,000           4,035,580
   Rolls Royce Group P.L.C.                                          2,686,097          11,122,171
 * Rolls Royce Group P.L.C.                                        134,304,850             246,241
   Royal & Sun Alliance Insurance Group P.L.C.                       5,018,810           7,450,701
   Royal Bank of Scotland Group P.L.C.                                 212,693           6,428,725
   Sabmiller P.L.C.                                                    192,609           2,327,665
 # Sainsbury (J.) P.L.C.                                             2,864,609          14,300,152
   Scottish & Newcastle P.L.C.                                         959,905           7,508,053
   Scottish Power P.L.C.                                               915,215           6,635,236
   Severn Trent P.L.C.                                                 210,597           3,118,962
 * Shire Pharmaceuticals Group P.L.C.                                  683,427           6,208,647
   Singer & Friedlander Group P.L.C.                                   253,818           1,093,881
   Slough Estates P.L.C.                                               706,900           5,564,664
   Smith (David S.) Holdings P.L.C.                                    547,941           1,567,369
   Smith (W.H.) P.L.C.                                                 299,537           1,965,244
   Somerfield P.L.C.                                                   738,068           1,939,982
   Stagecoach Holdings P.L.C.                                        1,557,000           2,341,002
   Stanley Leisure Organisation P.L.C.                                 186,760           1,606,028
   Tate & Lyle P.L.C.                                                  660,070           3,655,181
   Taylor Woodrow P.L.C.                                               973,675           4,528,444
   Tesco P.L.C.                                                      1,560,816           7,123,961
   The Big Food Group P.L.C.                                           505,408             928,373
 * Thus Group P.L.C.                                                 1,956,555             933,783
   Trinity Mirror P.L.C.                                               495,640           5,638,934
   United Business Media P.L.C.                                        237,262           1,923,758
   United Utilities P.L.C.                                             265,595           2,642,143
   Vodafone Group P.L.C.                                            13,873,752          32,699,074

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Westbury P.L.C.                                                     162,025     $     1,272,549
   Whitbread P.L.C.                                                    511,290           7,496,474
   Wilson Bowden P.L.C.                                                105,900           2,010,789
   Wimpey (George) P.L.C.                                              446,968           3,018,363
   Wolverhampton & Dudley Breweries P.L.C.                             107,366           1,616,965
   Woolworths Group P.L.C.                                           2,074,511           1,684,586
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $377,656,054)                                                                  474,774,971
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * British Pound Sterling
    (Cost $35,295)                                                                          36,615
                                                                                   ---------------
TOTAL -- UNITED KINGDOM
  (Cost $377,691,349)                                                                  474,811,586
                                                                                   ---------------
JAPAN -- (17.4%)
COMMON STOCKS -- (17.4%)
   Acom Co., Ltd.                                                       14,600             979,025
 # Aichi Steel Corp.                                                   120,000             493,526
   AIOI Insurance Co., Ltd.                                            928,735           4,040,680
   Aisin Seiki Co., Ltd.                                               182,500           3,383,738
   Akita Bank, Ltd.                                                    115,000             452,538
 # Alpine Electronics, Inc.                                             36,800             471,467
   Amada Co., Ltd.                                                     376,000           2,138,762
 # Anritsu Corp.                                                        67,000             419,610
   Aoyama Trading Co., Ltd.                                             47,700           1,108,318
   Asahi Breweries, Ltd.                                               173,000           1,823,313
   Asahi Kasei Corp.                                                   289,000           1,422,289
   Asatsu-Dk, Inc.                                                      32,500             840,095
   Autobacs Seven Co., Ltd.                                             23,700             669,145
   Awa Bank, Ltd.                                                      196,600           1,129,190
   Bank of Iwate, Ltd.                                                  15,300             677,599
 # Bank of Kyoto, Ltd.                                                 347,400           2,290,876
   Bank of Nagoya, Ltd.                                                185,000             933,192
   Benesse Corp.                                                         6,500             197,550
   Canon Sales Co., Inc.                                               124,900           1,586,967
   Chiba Bank, Ltd.                                                    941,000           5,415,152
   Chudenko Corp.                                                       41,100             707,233
   Chugoku Bank, Ltd.                                                  238,800           2,413,869
   Citizen Watch Co., Ltd.                                             318,000           3,323,532
   Coca-Cola West Japan Co., Ltd.                                       58,400           1,409,917
   Comsys Holdings Corp.                                                92,000             682,561
 # Cosmo Oil Co., Ltd.                                                 764,000           1,867,757
   Dai Nippon Ink & Chemicals, Inc.                                    459,000           1,042,492
   Dai Nippon Pharmaceutical Co., Ltd.                                 106,000             803,341
   Dai Nippon Printing Co., Ltd.                                       144,000           2,202,431
 # Daicel Chemical Industries, Ltd.                                    485,000           2,108,669
   Daido Steel Co., Ltd.                                               274,000             657,436
   Daihatsu Motor Co., Ltd.                                            258,000           1,517,061
   Daishi Bank, Ltd.                                                   355,000           1,219,314
   Daiwa House Industry Co., Ltd.                                      663,000           7,484,763
   Denso Corp.                                                          22,500             482,857
 # Ebara Corp.                                                         173,000             778,135
 # Ezaki Glico Co., Ltd.                                               174,600           1,241,437
   Fuji Electric Co., Ltd.                                             525,780           1,293,228
   Fuji Fire & Marine Insurance Co., Ltd.                              297,000             692,913
   Fuji Heavy Industries                                               493,000           2,430,726
   Fuji Oil Co., Ltd.                                                   55,200             643,650
   Fuji Photo Film Co., Ltd.                                           355,000     $    10,551,760
   Fujikura, Ltd.                                                      241,000           1,153,558
   Fujitsu, Ltd.                                                       286,000           1,931,493
   Fukui Bank, Ltd.                                                    343,000           1,359,737
 # Fukuoka Bank, Ltd.                                                  400,000           2,071,477
 # Fukuyama Transporting Co., Ltd.                                     266,000           1,211,601
 * Furukawa Electric Co., Ltd.                                         380,000           1,411,648
   Futaba Corp.                                                         16,000             419,581
   Futaba Industrial Co., Ltd.                                          44,100             682,343
 # Glory, Ltd.                                                          46,800             662,790
   Gunma Bank, Ltd.                                                    323,000           1,486,093
   Gunze, Ltd.                                                         148,000             706,135
   Hachijuni Bank, Ltd.                                                344,000           2,056,852
#* Hankyu Corp.                                                        174,000             670,625
 # Hanshin Electric Railway Co., Ltd.                                  216,000             701,147
   Heiwa Corp                                                           81,500           1,221,706
   Higo Bank, Ltd.                                                     308,000           1,769,064
   Hitachi Cable, Ltd.                                                 236,000           1,060,267
   Hitachi Maxell, Ltd.                                                 96,000           1,407,726
   Hitachi Metals, Ltd.                                                360,000           1,719,080
   Hitachi, Ltd.                                                     3,734,000          25,589,059
   Hokkoku Bank, Ltd.                                                  223,000           1,067,827
   Hokuetsu Paper Mills, Ltd.                                          162,000             869,334
   Hokugin Financial Group, Inc.                                       414,000             839,050
   House Foods Corp.                                                   117,000           1,505,125
 # Hyakugo Bank, Ltd.                                                  258,000           1,534,783
 # Hyakujishi Bank, Ltd.                                               314,000           1,942,853
 * Ishikawajima-Harima Heavy Industries Co., Ltd.                      819,000           1,167,661
 * Itochu Corp.                                                        120,000             492,009
   Itoham Foods, Inc.                                                  132,000             591,829
   Iyo Bank, Ltd.                                                      204,000           1,369,997
   Japan Airport Terminal Co., Ltd.                                     33,000             296,226
   JFE Holdings, Inc.                                                   56,300           1,218,243
   Joyo Bank, Ltd.                                                     545,000           2,147,260
 # Juroku Bank, Ltd.                                                   349,000           1,475,036
 # Kagoshima Bank, Ltd.                                                132,000             739,936
   Kamigumi Co., Ltd.                                                  357,000           2,346,542
   Kandenko Co., Ltd.                                                  129,000             683,340
   Kansai Paint Co., Ltd., Osaka                                       131,000             770,757
   Katokichi Co., Ltd.                                                  34,500             608,482
 # Kawasaki Heavy Industries, Ltd.                                     910,000           1,359,185
   Kikkoman Corp.                                                      259,000           2,087,353
   Kinden Corp.                                                        167,000             929,655
   Kirin Brewery Co., Ltd.                                             437,000           4,152,801
 # Kissei Pharmaceutical Co., Ltd.                                      41,000             875,872
   Kobe Steel, Ltd.                                                  2,632,000           3,842,186
   Koito Manufacturing Co., Ltd.                                       101,000             701,488
   Kokuyo Co., Ltd.                                                     81,200             989,157
   Komatsu, Ltd.                                                     1,279,000           7,702,264
   Komori Corp.                                                         47,000             692,540
 # Koyo Seiko Co.                                                      198,000           2,006,219
   Kubota Corp.                                                        140,000             647,773
   Kuraray Co., Ltd.                                                   241,000           1,811,296
 # Kuraya Sanseido, Inc.                                                82,600           1,235,988
   Kureha Chemical Industry Co., Ltd.                                  122,000             488,520
   KYORIN Pharmaceutical Co., Ltd.                                      52,000             680,761
 # Makita Corp.                                                        209,000           2,933,140
   Marubeni Corp.                                                    1,942,000           4,429,099
   Marui Co., Ltd.                                                     213,000           2,839,783
 # Maruichi Steel Tube, Ltd.                                           117,000           1,758,628

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 # Matsushita Electric Industrial Co., Ltd.                          1,977,135     $    27,425,216
   Matsushita Electric Works, Ltd.                                     142,000           1,185,094
 # Meiji Seika Kaisha, Ltd. Tokyo                                      243,000             985,587
 # Michinoku Bank, Ltd.                                                187,000           1,063,990
   Millea Holdings, Inc.                                                    46             606,247
   Mitsubishi Corp.                                                     40,000             395,191
   Mitsubishi Gas Chemical Co., Inc.                                   305,000           1,146,869
   Mitsubishi Heavy Industries, Ltd.                                 2,128,000           5,567,075
   Mitsubishi Logistics Corp.                                          106,000             924,108
   Mitsubishi Materials Corp.                                          975,000           1,864,568
#* Mitsubishi Motors Corp.                                             568,000           1,119,876
   Mitsui Chemicals, Inc.                                              239,800           1,163,162
   Mitsui Engineering and Shipbuilding Co., Ltd.                       481,000             813,477
   Mitsui Trust Holdings                                               641,000           4,266,825
   Mitsumi Electric Co., Ltd.                                           45,800             468,759
   Mizuho Holdings, Inc.                                                 1,192           5,120,280
   Morinaga Milk Industry Co., Ltd.                                    160,000             595,510
   Musashino Bank, Ltd.                                                 20,000             722,528
   Nagase & Co., Ltd.                                                   87,000             723,676
   Namco, Ltd.                                                           5,500             138,069
   Nanto Bank, Ltd.                                                    317,000           1,448,045
   NGK Insulators, Ltd.                                                216,000           1,536,529
   NGK Spark Plug Co., Ltd.                                            144,000           1,295,677
   Nichicon Corp.                                                       51,200             652,234
   Nichirei Corp.                                                      180,000             576,526
   Nifco, Inc.                                                          37,000             567,717
   Nihon Unisys, Ltd.                                                   69,100             512,213
   Nippon Broadcasting System, Inc.                                     20,690           1,011,229
 # Nippon Electric Glass Co., Ltd.                                      72,000           1,543,539
   Nippon Kayaku Co., Ltd.                                             128,000             649,635
   Nippon Meat Packers, Inc., Osaka                                    144,000           1,567,917
   Nippon Mining Holdings, Inc.                                        370,000           1,708,854
   Nippon Mitsubishi Oil Corp.                                       1,871,050          10,633,474
   Nippon Paint Co., Ltd.                                              167,000             606,191
   Nippon Sanso Corp.                                                   30,000             137,311
   Nippon Sheet Glass Co., Ltd.                                        280,000             926,729
   Nippon Shinpan Co., Ltd.                                            191,000             651,818
   Nippon Shokubai Co., Ltd.                                           163,000           1,193,958
   Nippon Television Network Corp.                                       9,400           1,447,390
   Nipponkoa Insurance Co., Ltd.                                        45,000             258,828
   Nishimatsu Construction Co., Ltd.                                   364,000           1,236,106
   Nishi-Nippon Bank, Ltd.                                             156,540             704,445
   Nissay Dowa General Insurance Co., Ltd.                             383,000           1,924,261
   Nisshin Seifun Group, Inc.                                          148,000           1,360,518
   Nisshin Steel Co., Ltd.                                             627,000           1,264,556
   Nisshinbo Industries, Inc.                                          305,000           2,021,246
#* Nissho Iwai-Nichmen Holdings Corp.                                  130,400             694,507
   NSK, Ltd.                                                           319,000           1,443,643
   Obayashi Corp.                                                      520,000           2,482,203
   Ogaki Kyoritsu Bank, Ltd.                                            50,000             269,692
   Oji Paper Co., Ltd.                                                 275,000           1,749,298
   Okumura Corp.                                                       144,000             707,500
   Onward Kashiyama Co., Ltd.                                          100,000           1,612,619
   PanaHome Corp.                                                      106,000             570,078
 # Pioneer Electronic Corp.                                             60,000           1,537,866
   Promise Co., Ltd.                                                    60,500           3,976,827
   Q.P. Corp.                                                          109,600             892,411
 # Rengo Co., Ltd.                                                     152,000             683,988
 * Resona Holdings, Inc.                                             1,873,000     $     3,220,661
   San In Godo Bank, Ltd.                                              110,000             864,336
   Santen Pharmaceutical Co., Ltd.                                      52,000             757,478
 # Sanwa Shutter Corp.                                                 101,000             518,071
   Sanyo Shinpan Finance Co., Ltd.                                      19,800           1,086,425
   Sapporo Breweries, Ltd.                                             251,000             815,139
   Sapporo Hokuyo Holdings, Inc.                                           224           1,172,121
   Seino Transportation Co., Ltd.                                      193,000           1,835,299
   Sekisui Chemical Co., Ltd.                                          557,000           4,109,695
   Sekisui House, Ltd.                                                 942,000           9,812,478
   Seventy-seven (77) Bank, Ltd.                                       241,000           1,420,528
   SFCG Co., Ltd.                                                        8,010           1,404,972
   Shiga Bank, Ltd.                                                    272,000           1,349,621
   Shikoku Bank, Ltd.                                                   72,000             429,019
   Shimachu Co., Ltd.                                                   36,200             902,162
 # Shimadzu Corp.                                                      181,000             932,806
   Shinko Securities Co., Ltd.                                         470,000           1,560,982
   Shizuoka Bank, Ltd.                                                 473,000           3,854,740
 # Softbank Corp.                                                       49,100           1,877,895
   Sumitomo Bakelite Co., Ltd.                                         105,000             698,212
   Sumitomo Corp.                                                      471,000           3,633,702
   Sumitomo Electric Industries, Ltd.                                  472,000           4,540,655
   Sumitomo Forestry Co., Ltd.                                         139,000           1,431,249
   Sumitomo Metal Industries, Ltd. Osaka                             1,481,000           1,661,464
   Sumitomo Metal Mining Co., Ltd.                                     313,000           1,864,367
   Sumitomo Osaka Cement Co., Ltd.                                     269,000             650,652
   Sumitomo Realty & Development Co., Ltd.                             150,000           1,617,350
   Sumitomo Rubber                                                      43,000             357,718
   Sumitomo Trust & Banking Co., Ltd.                                   21,000             129,088
   Suruga Bank, Ltd.                                                    87,000             574,425
   Suzuken Co., Ltd.                                                    54,000           1,685,214
   Taiheiyo Cement Corp.                                             1,209,800           2,642,448
   Taisei Corp.                                                      1,325,000           4,413,188
   Taiyo Yuden Co., Ltd.                                                72,000           1,038,264
   Takara Standard Co., Ltd.                                           118,000             645,570
   Takashimaya Co., Ltd.                                               214,000           2,357,203
 # Takefuji Corp.                                                       35,920           2,390,002
   TDK Corp.                                                            10,100             709,085
   Teijin, Ltd.                                                        893,000           2,884,554
   Teikoku Oil Co., Ltd.                                               346,000           1,766,783
   Toda Corp.                                                          203,000             748,487
   Toho Bank, Ltd.                                                     254,000           1,010,175
   Tokai Tokyo Securities Co., Ltd.                                    155,000             447,237
   Tokuyama Corp.                                                      248,000           1,060,197
   Tokyo Broadcasting System, Inc.                                     113,500           2,013,658
 # Tokyo Steel Manufacturing Co., Ltd.                                  97,800           1,390,966
   Tokyo Style Co., Ltd.                                               133,000           1,504,229
 # Tokyo Tatemono Co., Ltd.                                            143,000             691,014
   Toppan Printing Co., Ltd.                                           441,000           5,366,365
   Toray Industries, Inc.                                              620,000           2,854,071
   Toshiba TEC Corp.                                                   181,000             787,527
   Tostem Inax Holding Corp.                                           160,000           3,278,680
   Toto, Ltd.                                                          247,000           2,654,223
 # Toyo Ink Manufacturing Co., Ltd.                                    174,000             703,334
   Toyo Seikan Kaisha, Ltd.                                            287,600           4,718,371
   Toyo Suisan Kaisha, Ltd.                                             64,000             773,366
   Toyota Auto Body Co., Ltd.                                           86,000           1,309,569
   Toyota Industries Corp.                                              76,500           1,668,275
 # Toyota Tsusho Corp.                                                 314,000           2,881,419

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   TV Asahi Corp.                                                          202     $       375,250
   UNY Co., Ltd.                                                       133,000           1,642,230
   Wacoal Corp.                                                        149,000           1,579,834
 # Yamagata Bank, Ltd.                                                 153,700             673,239
   Yamaguchi Bank, Ltd.                                                133,000           1,355,800
   Yamanashi Chuo Bank, Ltd.                                           119,000             588,331
   Yamatake Corp.                                                       20,000             194,318
   Yamazaki Baking Co., Ltd.                                           155,000           1,436,047
   Yokogawa Electric Corp.                                             337,000           4,360,631
   Yokohama Rubber Co., Ltd.                                           410,000           1,508,010
   York-Benimaru Co., Ltd.                                              29,300             838,751
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $411,657,891)                                                                  425,533,004
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Japanese Yen
    (Cost $20,787)                                                                          21,114
                                                                                   ---------------
TOTAL -- JAPAN
  (Cost $411,678,678)                                                                  425,554,118
                                                                                   ---------------
FRANCE -- (8.5%)
COMMON STOCKS -- (8.5%)
 # AGF (Assurances Generales de France SA)                             149,122           9,041,456
 # Air France                                                          143,423           2,346,271
   Air Liquide SA                                                        8,848           1,561,285
   Alcan, Inc.                                                          30,183           1,192,724
#* Alcatel SA                                                          195,750           2,820,740
#* Alstom SA                                                           185,169             212,840
   Arcelor SA                                                          167,800           2,815,999
   AXA                                                                 634,106          13,042,808
   BNP Paribas SA                                                      549,686          33,602,499
   Bongrain SA                                                           7,145             480,617
 * Cap Gemini SA                                                        89,951           3,450,082
#* Club Mediterranee SA                                                  8,962             379,658
 # Compagnie de Saint-Gobain                                           288,912          14,553,997
   Compagnie Francaise d'Etudes et de Construction Technip SA           10,990           1,480,578
   Credit Agricole SA                                                   27,709             681,356
   Eiffage SA                                                            6,954             541,060
   Esso SA                                                                 686              96,312
   Euler-Hermes SA                                                      10,354             571,483
 * Eurafrance                                                           18,000           1,106,386
 # Faurecia SA                                                          30,445           1,973,013
 # Fimalac SA                                                           46,887           1,832,765
   Fonciere Lyonnaise SA                                                10,950             471,975
   France Telecom SA                                                   188,321           4,550,289
   Generale des Establissements Michelin SA Series B                   107,620           5,258,360
   Havas SA                                                            300,744           1,596,520
   Imerys SA                                                            11,000           2,502,481
   LaFarge SA                                                           62,037           5,319,155
   LaFarge SA Prime Fidelity                                            82,581           7,154,869
 # Lagardere S.C.A. SA                                                  10,900             665,814
 * Nexans                                                                9,618             315,866
 # Peugeot SA                                                          233,374          13,179,063
 # Pinault Printemps Redoute SA                                         22,619           2,364,871
   Rallye SA                                                            18,020             912,719
 # Remy Cointreau SA                                                    56,022     $     1,870,576
   Renault SA                                                          121,719           9,070,115
   Rexel SA                                                             10,713             442,555
 * SA Des Galeries Lafayette                                               900             174,397
   Schneider SA                                                         63,451           4,274,219
 * Scor SA                                                             733,800           1,075,223
   SEB SA Prime Fidelity                                                 9,900           1,112,224
   Societe BIC SA                                                       52,288           2,268,319
 # Societe des Ciments de Francais                                      28,600           2,223,571
   Societe Generale, Paris                                             293,528          24,896,954
 # Suez (ex Suez Lyonnaise des Eaux)                                   296,563           5,775,385
   Thomson Multimedia                                                  129,923           2,479,132
   Valeo SA                                                             73,528           2,984,104
   Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec
    Reunies)                                                             4,504             392,968
#* Veolia Environnement SA                                              25,700             687,796
 * Vivendi Universal SA                                                403,364          10,293,783
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $136,677,536)                                                                  208,097,232
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Rallye SA Series B Warrants 11/30/05
    (Cost $7,244)                                                       18,020               3,759
                                                                                   ---------------
TOTAL -- FRANCE
  (Cost $136,684,780)                                                                  208,100,991
                                                                                   ---------------
SWITZERLAND -- (6.1%)
COMMON STOCKS -- (6.1%)
 * ABB, Ltd.                                                           335,400           1,880,058
 # Baloise-Holding                                                     190,560           7,679,424
   Bank Sarasin & Cie Series B, Basel                                      180             255,824
   Banque Cantonale Vaudoise                                            12,608           1,387,080
 # Berner Kantonalbank                                                  23,400           2,779,455
 * Ciba Spezialitaetenchemie Holding AG                                 56,300           3,846,625
   Cie Financiere Richemont AG Series A                              1,251,000          32,223,768
   Clariant AG                                                          19,200             265,074
   Converium Holding AG                                                 14,400             733,921
 * Credit Swisse Group                                                 128,200           4,410,505
 * Fischer (Georg) AG, Schaffhausen                                      1,280             279,066
 # Givaudan SA                                                           3,952           2,113,439
 # Helvetia Patria Holding                                              16,301           2,867,348
 # Holcim, Ltd.                                                        199,770          10,396,504
 # Jelmoli Holding AG                                                      500             625,759
 # Luzerner Kantonalbank AG                                             14,627           2,337,061
 # Pargesa Holding SA, Geneve                                            1,935           5,565,147
 # PSP Swiss Property AG                                               109,600           3,822,181
 # Rieters Holdings AG                                                   7,860           1,993,377
   Sig Holding AG                                                       44,130           7,549,197
#* Sika Finanz AG, Baar                                                  3,828           1,924,356
 # St. Galler Kantonalbank                                              14,319           2,879,750
#* Swiss Life AG                                                       124,240          15,660,232
   Swiss Reinsurance Co., Zurich                                        18,800           1,167,036
 * Syngenta AG                                                         152,500          12,097,295
#* Unaxis Holding AG                                                    45,400           5,141,601
#* Valiant Holding AG                                                   39,295           3,270,942
 # Valora Holding AG                                                    12,170           2,881,408

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Zurich Financial SVCS AG                                             67,906     $    10,684,280
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $107,900,215)                                                                  148,717,713
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swiss Francs
    (Cost $1,007,353)                                                                    1,035,109
                                                                                   ---------------
TOTAL -- SWITZERLAND
  (Cost $108,907,568)                                                                  149,752,822
                                                                                   ---------------
GERMANY -- (5.4%)
COMMON STOCKS -- (5.4%)
 # Aachener und Muenchener Beteiligungs AG                              32,773           2,365,409
 # Aareal Bank AG                                                       22,825             773,722
   Allianz AG                                                            5,000             522,715
 * Bankgesellschaft Berlin AG                                          233,550             569,824
   BASF AG                                                             386,050          19,783,712
   Bayer AG                                                            280,139           8,022,055
 * Bayerische Vereinsbank AG                                           485,020           8,193,305
 # BHW Holding AG                                                       34,600             540,214
 # Bilfinger & Berger Bau AG                                            23,702             779,430
   Commerzbank AG                                                      408,050           6,665,331
 # DaimlerChrysler AG                                                  219,282           9,759,496
 # Deutsche Bank AG                                                    359,305          28,283,407
   Deutsche Lufthansa AG                                               319,477           4,587,451
   E.ON AG                                                               7,600             529,503
 * Fraport AG                                                           63,708           1,842,234
 # Fresenius Medical Care AG                                            27,600           2,041,697
#* Heidelberger Druckmaschinen AG                                       38,167           1,209,797
   Heidelberger Zement AG                                               64,373           2,835,953
 # Hochtief AG                                                          56,150           1,232,333
 * Hypo Real Estate Holding AG                                          84,277           2,369,101
 # IVG Immobilien AG                                                    30,276             349,823
 # Karstadt Quelle AG                                                   30,734             634,785
 # Linde AG                                                             77,043           3,989,632
 # MAN AG                                                               88,000           3,250,554
   Merck KGAA                                                           36,000           2,007,356
   MG Technologies AG                                                  135,773           1,766,950
 # Preussag AG                                                         115,227           2,236,610
   Salzgitter AG                                                        13,041             154,880
   SCA Hygiene Products AG                                               3,550           1,300,620
   ThyssenKrupp AG                                                     290,691           4,862,280
 * Vattenfall Europe AG                                                 94,898           2,955,912
   Volkswagen AG                                                       120,547           5,280,608
                                                                                   ---------------
TOTAL -- GERMANY
  (Cost $125,815,346)                                                                  131,696,699
                                                                                   ---------------
AUSTRALIA -- (3.8%)
COMMON STOCKS -- (3.8%)
   Amcor, Ltd.                                                         126,820             587,802
   AMP Limited                                                       1,026,451           4,079,874
   Ansell, Ltd.                                                        303,463           1,708,852
   APN News & Media, Ltd.                                              486,363           1,418,593
   AWB, Ltd.                                                           345,296           1,207,045
   AXA Asia Pacific Holdings, Ltd.                                   2,837,724           6,872,505
   BHP Steel Ltd                                                     1,252,100           5,536,152
   Boral, Ltd.                                                         899,150           3,760,136
   Caltex Australia, Ltd.                                              440,369           2,714,191
   Commonwealth Bank of Australia                                       48,696     $     1,140,569
   CSR, Ltd.                                                         1,514,337           2,084,174
   Downer Group, Ltd.                                                  216,113             484,787
   Futuris Corp., Ltd.                                                 456,719             505,165
   Insurance Australiz Group, Ltd.                                   1,428,272           4,641,130
 # Lend Lease Corp., Ltd.                                              568,460           4,073,668
   Lion Nathan, Ltd.                                                   871,345           4,102,395
   Mayne Group, Ltd.                                                 1,280,958           2,736,434
   Mirvac, Ltd.                                                      1,140,163           3,452,949
   Onesteel, Ltd.                                                      436,697             700,279
   Orica, Ltd.                                                         352,900           3,685,332
   Origin Energy, Ltd.                                                 686,245           2,582,446
   Paperlinx, Ltd.                                                     727,704           2,526,782
   Publishing and Broadcasting, Ltd.                                   579,260           5,098,686
 # Quantas Airways, Ltd.                                             3,042,351           7,448,311
   Rinker Group, Ltd.                                                1,155,484           6,177,109
   Santos, Ltd.                                                        953,246           4,610,445
 # Seven Network, Ltd.                                                 383,865           1,396,206
 * Southcorp, Ltd.                                                   1,146,542           2,585,702
 * Stockland Trust Group                                                   735               2,743
   Stockland Trust Group                                                21,349              80,393
   WMC Resources, Ltd.                                               1,760,061           5,798,458
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $64,985,485)                                                                    93,799,313
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Australian Dollar
    (Cost $23,400)                                                                          21,915
                                                                                   ---------------
TOTAL -- AUSTRALIA
  (Cost $65,008,885)                                                                    93,821,228
                                                                                   ---------------
NETHERLANDS -- (3.8%)
COMMON STOCKS -- (3.8%)
   ABN-AMRO Holding NV                                                 676,189          14,402,913
   Aegon NV                                                            822,637           9,934,972
 * Air France                                                           18,150             294,780
   AM NV                                                                61,661             541,577
   Buhrmann NV                                                          94,439             899,882
   DSM NV                                                               78,837           3,893,093
#* Hagemeyer NV                                                        342,825             734,022
 * Hunter Douglas NV                                                    34,696           1,617,050
   ING Groep NV                                                      1,552,333          35,065,385
 * Koninklijke Ahold NV                                                411,500           3,219,002
   Koninklijke KPN NV                                                  278,922           2,028,813
   Koninklijke Nedlloyd NV                                              12,142             370,285
   Koninklijke Philips Electronics NV                                  405,906          11,086,373
   New Skies Satellites NV                                              52,400             424,180
   Nutreco Holding NV                                                   23,646             726,902
   NV Holdingsmij de Telegraaf                                           6,800             150,573
   Oce NV                                                               60,734             903,874
   Vedior NV                                                            46,388             691,658
 * Versatel Telecom International NV                                   323,150             644,450
   VNU NV                                                              168,736           4,968,415
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $60,608,176)                                                                    92,598,199
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Air France Warrants 11/06/07                                         16,500              20,753
 * AM NV Coupons 06/04/04                                               61,661                   0

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * ING Groep NV Coupons 06/17/05                                     1,552,333     $             0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $21,343)                                                                            20,753
                                                                                   ---------------
TOTAL -- NETHERLANDS
  (Cost $60,629,519)                                                                    92,618,952
                                                                                   ---------------
SPAIN -- (3.0%)
COMMON STOCKS -- (3.0%)
 # Acerinox SA                                                          65,340           3,580,706
 # Arcelor SA                                                           30,000             503,953
   Autopistas Concesionaria Espanola SA                                905,074          15,258,004
   Banco de Andalucia                                                      900              79,548
   Banco de Sabadell SA                                                154,021           3,170,801
 # Banco Pastor SA                                                      59,400           1,762,479
   Cementos Portland SA                                                 21,016           1,260,678
   Corporacion Mapfre Compania Internacional de Reaseguros SA          146,555           1,667,765
   Ebro Puleva SA                                                      116,168           1,416,324
   Endesa SA, Madrid                                                   308,964           5,703,723
 # Gas Natural SA, Buenos Aires                                         21,400             511,286
 # Iberdrola SA                                                        535,000          10,793,336
 # Iberia Lineas Aereas de Espana SA                                   617,500           1,773,522
   Inmobiliaria Colonial SA ICSA                                        41,300           1,001,296
 # Inmobiliaria Urbis SA                                                96,328           1,065,716
 # Metrovacesa SA                                                      109,351           4,190,161
   Repsol SA                                                           496,967          10,514,033
   Sociedad General de Aguas de Barcelona SA                           107,683           1,793,055
 * Sociedad General de Aguas de Barcelona SA                               737              12,366
 # Sol Melia SA                                                        142,463           1,226,953
   Union Fenosa SA                                                     230,000           4,906,580
 # Vallehermoso SA                                                      45,000             662,610
                                                                                   ---------------
TOTAL -- SPAIN
  (Cost $44,543,185)                                                                    72,854,895
                                                                                   ---------------
ITALY -- (2.9%)
COMMON STOCKS -- (2.9%)
#* Alitalia Linee Aeree Italiane SpA Series A                        6,690,000           1,916,746
 * Banca Antoniana Popolare Veneta SpA                                  83,000           1,655,360
   Banca Monte Dei Paschi di Siena SpA                               1,623,479           5,035,105
 * Banca Nazionale del Lavoro SpA                                    1,652,352           3,462,165
 # Banca Popolare di Lodi Scarl                                        374,206           3,428,369
 # Banca Popolare di Milano                                            665,400           3,915,990
   Banca Popolare Rights                                                57,990             531,109
 # Benetton Group SpA                                                  181,249           2,052,994
   Buzzi Unicem SpA                                                     67,793             891,483
 # Caltagirone Editore SpA                                             222,304           1,692,017
   Capitalia SpA                                                     2,910,876           8,603,926
   CIR SpA (Cie Industriale Riunite), Torino                           500,000           1,017,041
 # Compagnia Assicuratrice Unipol SpA                                  452,120           1,764,618
#* E.Biscom SpA                                                         16,000             930,834
#* Edison SpA                                                          899,081           1,557,540
   Erg SpA                                                             295,000           1,855,359
   Ericsson SpA                                                         20,069             796,765
#* Fiat SpA                                                          1,054,970     $     7,472,748
#* IFIL Finanziaria Partecipazioni SpA                               1,368,874           4,849,708
 # Italcementi SpA                                                     444,060           5,556,122
 # Italmobiliare SpA, Milano                                            33,664           1,572,078
   Manifattura Lane Gaetano Marzotto & Figli SpA                         5,573              63,806
   Milano Assicurazioni SpA                                            182,000             685,056
 # Pirelli & Co. SpA                                                 1,486,658           1,525,436
 # SAI SpA (Sta Assicuratrice Industriale), Torino                     167,605           3,728,705
   San Paolo-IMI SpA                                                   121,701           1,393,518
 # Societe Cattolica di Assicurazoni Scarl SpA                           8,800             341,886
 # Telecom Italia SpA                                                1,209,533           3,709,241
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $77,211,453)                                                                    72,005,725
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Fiat SpA Warrants 01/31/07
    (Cost $0)                                                           51,693              11,459
                                                                                   ---------------
TOTAL -- ITALY
  (Cost $77,211,453)                                                                    72,017,184
                                                                                   ---------------
SWEDEN -- (2.2%)
COMMON STOCKS -- (2.2%)
 * Ainax AB                                                             40,367           1,133,020
#* Bostads AB Drott                                                     28,050             504,168
   Carbo AB                                                              2,900              71,692
   Castellum AB                                                          4,100              96,709
#* Drott Series AB                                                     131,600           1,840,563
   Gambro AB Series A                                                  451,900           4,076,681
   Gambro AB Series B                                                  129,800           1,153,281
   Holmen AB Series A                                                    6,300             189,771
   Holmen AB Series B                                                  120,100           3,442,765
   NCC AB Series B                                                      59,700             504,412
   Nordic Baltic Holdings AB                                           372,600           2,524,914
   Skandinaviska Enskilda Banken Series A                              196,000           2,826,139
   Skandinaviska Enskilda Banken Series C                                9,800             137,446
   SSAB Swedish Steel Series A                                         121,600           2,034,049
   SSAB Swedish Steel Series B                                          37,700             610,193
   Svenska Cellulosa AB Series A                                        19,000             735,884
   Svenska Cellulosa AB Series B                                       194,900           7,552,395
   Svenska Kullagerfabriken AB Series A                                 22,650             819,199
   Svenska Kullagerfabriken AB Series B                                 29,700           1,083,585
 # Telia AB                                                            255,500           1,080,122
   Trelleborg AB Series B                                              103,600           1,877,706
 # Volvo AB Series A                                                   212,100           6,614,231
 # Volvo AB Series B                                                   413,600          13,520,720
   Whilborg Fastigheter AB Class B                                      35,800             466,127
                                                                                   ---------------
TOTAL -- SWEDEN
  (Cost $42,136,221)                                                                    54,895,772
                                                                                   ---------------
FINLAND -- (1.5%)
COMMON STOCKS -- (1.5%)
   Fortum Oyj                                                        1,071,385          12,579,654
   Huhtamaki Van Leer Oyj                                                2,300              30,179

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 # Kemira Oyj                                                          101,377     $     1,280,469
   Kesko Oyj                                                           157,000           3,090,975
   Metso Oyj                                                           219,166           2,684,084
   M-real Oyj Series B                                                 253,400           2,156,183
   Okobank Class A                                                      65,000             646,379
   Outokumpu Oyj Series A                                              351,300           5,322,314
   Rautaruukki Oyj Series K                                             12,900              96,037
   Stora Enso Oyj Series R                                             595,800           7,722,494
   Upm-Kymmene Oyj                                                      83,100           1,492,540
   Wartsila Corp. Oyj Series B                                          39,600             808,722
                                                                                   ---------------
TOTAL -- FINLAND
  (Cost $24,875,652)                                                                    37,910,030
                                                                                   ---------------
HONG KONG -- (1.5%)
COMMON STOCKS -- (1.5%)
   Cheung Kong Holdings, Ltd.                                          162,000           1,216,764
   China Overseas Land & Investment, Ltd.                            1,864,000             305,826
   China Travel International Investment, Ltd.                         680,000             119,479
 # Chinese Estates Holdings, Ltd.                                       44,000              23,378
   Great Eagle Holdings, Ltd.                                           94,000             146,264
 # Hang Lung Development Co., Ltd.                                   1,765,000           2,400,392
   Hang Lung Properties, Ltd.                                          624,500             812,550
   Henderson Land Development Co., Ltd.                                123,000             529,967
   Hong Kong and Shanghai Hotels, Ltd.                                 225,500             130,054
   Hopewell Holdings, Ltd.                                             906,000           1,575,933
   Hutchison Whampoa, Ltd.                                             217,000           1,467,269
   Hysan Development Co., Ltd.                                       1,434,699           2,309,173
   I-Cable Communications, Ltd.                                        325,121             124,918
 # Kerry Properties, Ltd.                                            1,610,884           2,606,259
   New Asia Realty & Trust Co., Ltd.                                   140,000              52,872
   New World Development Co., Ltd.                                   1,269,649             984,974
   Shanghai Industrial Holdings Ltd.                                   545,000           1,010,000
 # Shangri-La Asia, Ltd.                                             3,149,482           3,093,937
   Shun Tak Holdings, Ltd.                                             134,000              54,545
 # Sino Land Co., Ltd.                                               6,239,407           3,638,909
   Tsim Sha Tsui Properties, Ltd.                                      472,000             575,844
   Wharf Holdings, Ltd.                                              3,251,214           9,164,226
   Wheelock and Co., Ltd.                                            3,128,000           3,748,765
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $41,233,673)                                                                    36,092,298
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * China Travel International Investment, Ltd.
    Warrants 05/31/06
    (Cost $0)                                                          136,000                   0
                                                                                   ---------------
TOTAL -- HONG KONG
  (Cost $41,233,673)                                                                    36,092,298
                                                                                   ---------------
IRELAND -- (1.1%)
COMMON STOCKS -- (1.1%)
   Allied Irish Banks P.L.C.                                           141,102           1,998,999
   Bank of Ireland P.L.C.                                               99,637           1,179,578
   CRH P.L.C.                                                          279,359           5,933,437
 * Elan Corp. P.L.C.                                                   690,634          16,309,681
   Irish Permanent P.L.C.                                              186,115     $     2,800,171
                                                                                   ---------------
TOTAL -- IRELAND
  (Cost $12,849,099)                                                                    28,221,866
                                                                                   ---------------
BELGIUM -- (1.0%)
COMMON STOCKS -- (1.0%)
   Ackermans & Van Haaren SA                                             4,187              99,981
 # Algemene Mij Voor Nijverheidskredit Almanij                          74,928           4,545,058
 # Banque Nationale de Belgique                                          1,049           3,583,170
   Bekaert SA                                                            2,787             161,051
   Cofinimmo SA                                                          1,108             142,068
#* Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean                88,564           4,140,848
 # Dexia SA                                                             87,003           1,456,158
   D'Ieteren SA                                                            431              85,797
   Groupe Bruxelles Lambert                                             55,500           3,428,987
 * ING Bank Belgium NV                                                     128                   4
   Nationale a Portefeuille                                              4,029             568,411
   Sofina SA                                                            10,500             529,160
 # Suez (ex Suez Lyonnaise des Eaux)                                    95,400           1,850,319
 # Tessenderlo Chemie                                                   31,155           1,090,587
#* Umicore-Strip VVPR                                                    2,009                 367
   Union Miniere SA                                                     54,327           3,298,083
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $21,735,276)                                                                    24,980,049
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Cofinimmo SA Rights 06/11/04
    (Cost $0)                                                            1,108                   0
                                                                                   ---------------
TOTAL -- BELGIUM
  (Cost $21,735,276)                                                                    24,980,049
                                                                                   ---------------
DENMARK -- (0.9%)
COMMON STOCKS -- (0.9%)
   Carlsberg A.S. Series B                                              32,525           1,591,566
   Codan A.S.                                                           28,400           1,190,252
   Danisco A.S.                                                         29,530           1,399,523
   Danske Bank A.S.                                                    395,753           8,998,165
 * Jyske Bank A.S.                                                      22,300           1,175,746
   Nordea AB                                                           475,918           3,245,559
   Rockwool, Ltd.                                                        6,850             281,287
   Tele Danmark A.S.                                                    99,350           3,351,691
                                                                                   ---------------
TOTAL -- DENMARK
  (Cost $14,826,540)                                                                    21,233,789
                                                                                   ---------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
   DBS Group Holdings, Ltd.                                            357,000           2,954,705
   Fraser & Neave, Ltd.                                                507,290           4,023,360
   Haw Par Brothers International, Ltd.                                  2,698               7,409
   Keppel Corp., Ltd.                                                  855,000           3,343,117
 # Neptune Orient Lines, Ltd.                                          801,000           1,009,059
   Overseas Chinese Banking Corp., Ltd.                                 94,000             662,427
   Sembcorp Industries, Ltd.                                           400,000             338,608
   Singapore Airlines, Ltd.                                            617,000           3,810,654
   Singapore Land, Ltd.                                                133,000             301,943
   United Overseas Bank, Ltd.                                           66,000             503,724

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 # United Overseas Land, Ltd.                                          259,000     $       344,575
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $13,210,685)                                                                    17,299,581
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
    (Cost $7,704)                                                                            7,821
                                                                                   ---------------
TOTAL -- SINGAPORE
  (Cost $13,218,389)                                                                    17,307,402
                                                                                   ---------------
NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
 * Aker Kvaerner ASA                                                    46,100             736,061
   Den Norske Bank ASA Series A                                        606,394           3,847,441
   Norsk Hydro ASA                                                      16,700           1,036,330
   Norske Skogindustrier ASA Series A                                  163,300           2,722,389
 # Storebrand ASA                                                      201,500           1,353,445
 * Yara International ASA                                               16,700             123,919
                                                                                   ---------------
TOTAL -- NORWAY
  (Cost $8,187,301)                                                                      9,819,585
                                                                                   ---------------
GREECE -- (0.4%)
COMMON STOCKS -- (0.4%)
 * Agricultural Bank of Greece S.A.                                    123,600             860,524
   Alpha Credit Bank                                                    35,040             916,728
   Bank of Greece                                                        8,520             900,526
   Bank of Piraeus S.A.                                                  4,600              53,590
   Commercial Bank of Greece                                            44,760           1,185,010
   EFG Eurobank Ergasias S.A.                                           60,097           1,337,660
   Hellenic Petroleum S.A.                                             159,140           1,216,321
   Hellenic Tellecommunication Organization Co. S.A.                   140,460           1,845,612
   Intracom S.A.                                                        92,390             464,799
   National Bank of Greece                                              15,520             467,402
                                                                                   ---------------
TOTAL -- GREECE
  (Cost $7,870,638)                                                                      9,248,172
                                                                                   ---------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
   Banco Comercial Portugues SA                                        195,400             452,850
   BPI SGPS SA                                                         202,800             739,958
   Cimpor Cimentos de Portugal SA                                      503,265           2,640,397
   Portucel-Empresa Produtora de Pasta de Papel SA                   1,442,478           2,429,895
                                                                                   ---------------
TOTAL -- PORTUGAL
  (Cost $5,351,923)                                                                      6,263,100
                                                                                   ---------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
   Bohler Uddeholm AG                                                    6,402             488,199
   OMV AG                                                                5,913           1,036,949
   Voestalpine AG                                                       62,211           2,775,952
   Wienerberger AG                                                      16,123             546,392
                                                                                   ---------------
TOTAL -- AUSTRIA
  (Cost $3,477,881)                                                                      4,847,492
                                                                                   ---------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
   Auckland International Airport, Ltd.                                 99,828     $       421,080
   Carter Holt Harvey, Ltd.                                          2,429,700           2,991,974
   Fletcher Building, Ltd.                                             171,130             474,829
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $3,707,347)                                                                      3,887,883
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
    (Cost $6,846)                                                                            6,639
                                                                                   ---------------
TOTAL -- NEW ZEALAND
  (Cost $3,714,193)                                                                      3,894,522
                                                                                   ---------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 * Rekapacific Berhad                                                  691,000                   0
                                                                                   ---------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 * Euro Currency
    (Cost $881,605)                                                                        886,023
                                                                                   ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (19.3%)
 Repurchase Agreement, PNC Capital Markets, Inc. 0.89%,
   06/01/04 (Collateralized by $31,615,000 FMC Discount
   Notes 1.13%, 08/12/04, valued at $31,535,963) to be
   repurchased at $31,071,072 (Cost $31,068,000)               $        31,068          31,068,000
 Repurchase Agreement, Deutsche Bank Securities 1.00%,
   06/01/04 (Collateralized by $534,822,356 U.S. Treasury
   Obligations rates ranging from 7.50% to 8.75%, maturities
   ranging from 11/15/16 to 08/15/20, valued at $660,863,438)
   to be repurchased at $442,051,058 (Cost $442,001,947)^              442,002         442,001,947
                                                                                   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $473,069,947)                                                                  473,069,947
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,082,684,554)++                                                          $ 2,449,898,522
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 #  Total or Partial Securities on Loan.
 *  Non-Income Producing Securities.
 ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $2,082,875,007.

                 See accompanying Notes to Financial Statements.

                        THE JAPANESE SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
JAPAN -- (78.8%)
COMMON STOCKS -- (78.1%)
 * A&A Material Corp.                                                  123,000     $       112,368
   ABILIT Corp.                                                         22,000             112,214
   Achilles Corp.                                                      549,000             988,770
   Aderans Co., Ltd.                                                     2,850              59,451
   Advan Co., Ltd.                                                      36,000             355,571
   ADVANEX, Inc.                                                        78,000             409,821
 * Aeon Fantasy Co., Ltd.                                                4,000              85,691
   Ahresty Corp.                                                        28,300             228,737
   Aichi Bank, Ltd.                                                     13,200             831,880
 # Aichi Corp.                                                         119,900             575,338
 * Aichi Machine Industry Co., Ltd.                                    153,000             464,198
   Aichi Tokei Denki Co., Ltd.                                          67,000             193,558
   Aida Engineering, Ltd.                                              113,000             506,131
   Aigan Co., Ltd.                                                      33,500             213,495
   Aiphone Co., Ltd.                                                    32,000             550,628
   Airport Facilities Co., Ltd.                                         79,970             360,288
 # Airtech Japan, Ltd.                                                  12,100              98,440
   Aisan Industry Co., Ltd.                                             80,500             721,947
 * Akai Electric Co., Ltd.                                             363,000               3,284
   Akebono Brake Industry Co., Ltd.                                    141,000             582,382
   Akita Bank, Ltd.                                                     42,000             165,275
   Allied Material Corp.                                                37,700             555,224
 # Allied Telesis KK                                                    10,300             381,881
   Aloka Co., Ltd.                                                      43,000             341,677
 # Alpha Systems Inc.                                                   19,600             293,947
   Alpine Electronics, Inc.                                              9,100             116,586
   Alps Logistics Co., Ltd.                                             21,000             410,383
   Altech Co., Ltd.                                                     14,000              64,276
   Amano Corp.                                                         154,000           1,238,561
   Amatsuji Steel Ball Manufacturing Co., Ltd.                          42,000             442,441
   Ando Corp.                                                          120,000             233,353
   Anest Iwata Corp.                                                    74,000             166,277
   Anrakutei Co., Ltd.                                                  24,000             160,774
 * AOC Holdings, Inc.                                                  111,100             667,372
   Aoi Advertising Promotion, Inc.                                      21,000             138,867
   AOI Electronics Co., Ltd.                                            14,500             275,068
   Aoki International Co., Ltd.                                         78,100           1,033,171
   Aomori Bank, Ltd.                                                    50,000             194,199
 * Apic Yamada Corp.                                                    20,000              74,257
 * Arai-Gumi, Ltd.                                                      34,450              69,542
   Arakawa Chemical Industries, Ltd.                                    23,800             310,486
   Araya Industrial Co., Ltd.                                           84,000             126,928
 * Argo 21 Corp.                                                        13,200              87,525
   Ariake Japan Co., Ltd.                                                5,300             144,381
   Aronkasei Co., Ltd.                                                  53,000             199,307
   As One Corp.                                                         22,500             582,351
 # Asahi Denka Kogyo KK                                                169,000           1,416,641
   Asahi Diamond Industrial Co., Ltd.                                  112,000             626,104
   Asahi Kogyosha Co., Ltd.                                             48,000             137,206
 # Asahi Organic Chemicals Industry Co., Ltd.                          157,000             440,981
   Asahi Pretec Corp.                                                   30,800             414,811
*# Asahi Soft Drinks Co., Ltd.                                          81,500             638,128
*# Asahi Tec Corp.                                                      86,000     $       138,694
*# Asahi Techno Glass Corp.                                             95,000             660,540
   Asanuma Corp.                                                       123,000             203,777
 # Ashimori Industry Co., Ltd.                                          84,000             167,000
   Asia Air Survey Co., Ltd.                                             6,000              16,297
   Asia Securities Printing Co., Ltd.                                   29,000             258,868
   Asics Corp.                                                         333,000             910,065
   Asunaro Construction., Ltd.                                          29,000             184,452
   Ataka Constuction & Engineering Co., Ltd.                            38,000             130,920
 # Atom Corp.                                                           16,600             193,892
 # Atsugi Co., Ltd.                                                    322,000             352,614
   Aucnet, Inc.                                                         15,000             217,046
   Avex Inc.                                                            14,600             235,401
 * Azel Corp., Tokyo                                                    89,000              94,936
   Bando Chemical Industries, Ltd.                                     213,000             672,392
   Bank of Okinawa, Ltd.                                                33,900             732,088
   Bank of Saga, Ltd.                                                   44,000             160,970
   Bank of the Ryukyus, Ltd.                                            45,880             743,358
 * Banpresto Co., Ltd.                                                   6,800              88,405
 # Best Denki Co., Ltd.                                                214,000             963,756
 # BSL Corp.                                                           210,950             305,662
   Bull Dog Sauce Co., Ltd.                                             26,000             279,978
   Bunka Shutter Co., Ltd.                                             134,000             645,951
   Cabin Co., Ltd.                                                      67,000             171,650
 # CAC Corp.                                                            31,100             212,737
 # Calpis Co., Ltd.                                                    125,000             897,301
   Canon Electronics, Inc.                                              43,000             916,618
   Canon Finetech, Inc.                                                 67,070           1,009,111
   Capcom Co., Ltd.                                                     31,200             319,599
 * Catena Corp.                                                         46,000             122,424
 * Cats, Inc.                                                           15,400                 418
 # Cecile Co., Ltd.                                                     64,100             581,358
   Central Finance Co., Ltd.                                           180,000             644,733
   Central Security Patrols Co., Ltd.                                   31,400             255,762
 # CFS Corp.                                                            47,500             319,755
 * Chiba Kogyo Bank, Ltd.                                               80,600             577,582
 # Chino Corp.                                                          70,000             218,843
   Chiyoda Co., Ltd.                                                    64,400           1,000,584
   Chofu Seisakusho Co., Ltd.                                           54,500           1,000,990
 * Chori Co., Ltd.                                                     256,000             328,875
   Chuetsu Pulp and Paper Co., Ltd.                                    176,000             449,423
 * Chugai Mining Co., Ltd.                                             188,600             136,151
 # Chugai Ro Co., Ltd.                                                 139,000             332,122
 # Chugoku Marine Paints, Ltd.                                         111,000             574,660
 # Chugokukogyo Co., Ltd.                                               45,000             148,278
   Chukyo Bank, Ltd.                                                    44,000             160,784
   Chuo Denki Kogyo co., Ltd.                                           19,000              96,418
   Chuo Gyorui Co., Ltd.                                                61,000             103,699
   Chuo Spring Co., Ltd., Nagoya                                        91,000             346,403
   CKD Corp.                                                           113,000             796,516
*# Clarion Co., Ltd.                                                   587,000             950,042
   Cleanup Corp.                                                        71,000             763,556
 # CMK Corp.                                                            62,000             857,462
   Coca Cola Central Japan Co., Ltd.                                       139             985,011
 # Colowide Co., Ltd.                                                   29,000             277,378

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
*# Columbia Music Entertainment, Inc.                                  212,000     $       207,213
   Commuture Corp.                                                      71,202             523,365
   Computer Engineering & Consulting, Ltd.                              29,800             351,029
 * Co-Op Chemical Co., Ltd.                                             80,000              80,248
 * Core Corp.                                                            5,000             113,280
 # Corona Corp.                                                         44,300             629,054
 # Cosel Co., Ltd.                                                      33,400           1,008,969
   Create Medic Co., Ltd.                                                7,000              56,926
   Credia Co., Ltd.                                                     14,000             204,925
   Cresco, Ltd.                                                         11,600             113,161
   CTI Engineering Co., Ltd.                                            19,000             105,623
*# Culture Convenience Club Co., Ltd.                                   29,600             315,673
 * D&M Holdings, Inc.                                                  134,000             387,625
 # Dai Nippon Toryo, Ltd.                                              193,000             274,095
   Daibiru Corp.                                                        47,000             286,416
   Dai-Dan Co., Ltd.                                                    65,000             303,053
   Daido Kogyo Co., Ltd.                                                60,000             108,185
   Daidoh, Ltd.                                                         54,000             439,405
   Daifuku Co., Ltd.                                                   176,000             810,974
   Daihen Corp.                                                        215,000             451,076
 # Daiho Corp.                                                          96,000             210,869
   Dai-Ichi Jitsugyo Co., Ltd.                                          80,000             219,129
   Dai-Ichi Kogyo Seiyaku Co., Ltd.                                     47,000             127,859
 # Daiken Corp.                                                        208,000             950,956
   Daiki Co., Ltd.                                                      41,300             419,573
   Daiko Clearing Services Corp.                                        25,000             136,191
 * Daikoku Denki Co., Ltd.                                               7,000             129,169
*# Daikyo, Inc.                                                        444,000             988,493
   Daimei Telecom Engineering Corp.                                     65,000             375,924
   Dainichi Co., Ltd.                                                   27,200             120,085
 # Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.            163,000             780,374
 # Dainippon Shigyo Co., Ltd.                                           25,000             119,859
   Daisan Bank, Ltd.                                                    50,000             189,752
 # Daiseki Co., Ltd.                                                    35,400             589,076
 # Daiso Co., Ltd.                                                     112,000             297,842
 * Daisue Construction Co., Ltd.                                       151,500             172,603
   Daisyo Corp.                                                         32,000             337,553
   Daito Seiki Co., Ltd.                                                18,000              50,556
 * Daito Woolen Spinning & Weaving Co., Ltd., Tokyo                     42,000              41,668
   Daiwa Industries, Ltd.                                               82,000             256,009
   Daiwa Kosho Lease Co., Ltd.                                         225,000           1,097,305
*# Daiwa Seiko, Inc.                                                   145,000             152,419
   Daiwabo Co., Ltd.                                                   217,000             265,350
   Daiwabo Information System Co., Ltd.                                 22,000             254,884
   Danto Corp.                                                          42,000             164,222
   DC Co., Ltd.                                                         33,000              68,543
   Denki Kogyo Co., Ltd.                                               111,000             417,249
 # Denny's Japan Co., Ltd.                                              51,000             962,104
   Densei-Lambda KK                                                     34,584             294,844
 # Denyo Co., Ltd.                                                      38,000             224,640
*# Descente, Ltd.                                                      119,000             346,499
 * Dia Kensetsu Co., Ltd.                                              141,200             185,913
   Diamond Computer Service Co., Ltd.                                   37,700             348,350
 * Dijet Industrial Co., Ltd.                                           34,000              55,130
   Doshisha Co., Ltd.                                                   15,000             524,298
 # Doutor Coffee Co., Ltd.                                              34,200             587,348
   DTS Corp.                                                            21,200             446,500
 * Dydo Drinco Inc.                                                      9,100             269,900
*# Dynic Corp.                                                          52,000     $       140,592
 # Eagle Industry Co., Ltd.                                             78,000             397,190
 * Econach Co., Ltd.                                                    26,000              12,471
 * Eco-Tech Construction Co., Ltd.                                     241,000               2,180
   Edion Corp.                                                         112,316           1,212,015
   Ehime Bank, Ltd.                                                    232,000             806,804
 # Eiken Chemical Co., Ltd.                                             54,000             487,509
   Eikoh, Inc.                                                           8,000              53,333
 * Eizo Nanao Corp.                                                      9,200             260,281
   Elna Co., Ltd.                                                       22,000              54,036
   Enplas Corp.                                                         29,800             979,701
*# Enshu, Ltd.                                                          69,000             111,142
   Ensuiko Sugar Refining Co., Ltd.                                     51,000              95,323
   Exedy Corp.                                                          71,000           1,092,374
 * F.D.C. Products, Inc.                                                 7,200              80,936
 * Fancl Corp.                                                           5,900             194,970
*# FDK Corp.                                                           178,000             434,395
   Fine Sinter Co., Ltd.                                                31,000              94,966
 * First Baking Co., Ltd.                                               67,000             110,338
   Foster Electric Co., Ltd.                                            32,000             232,826
   FP Corp.                                                             38,800             780,034
 # France Bed Holdings Co., Ltd.                                       193,000             784,049
*# Fudo Construction Co., Ltd.                                          40,200             199,827
 * Fuji Co.,Ltd.                                                         6,900             129,651
 * Fuji Corp, Ltd.                                                       3,000              24,946
   Fuji Kiko Co., Ltd.                                                  71,000             202,392
*# Fuji Kosan Co., Ltd.                                                130,000             139,905
   Fuji Kyuko Co., Ltd.                                                170,000             602,860
*# Fuji Spinning Co., Ltd., Tokyo                                      163,000             199,044
   Fujicco Co., Ltd.                                                    46,000             536,857
 * Fujii & Co., Ltd.                                                    44,000                 398
 * Fujiko Co., Ltd.                                                     55,000                 995
   Fujikura Kasei Co., Ltd.                                             43,000             315,407
   Fujikura Rubber, Ltd.                                                34,000             179,851
 # Fujirebio, Inc.                                                      75,000             985,307
 * Fujita Corp.                                                         96,000             109,322
 # Fujita Kanko, Inc.                                                  194,000             754,015
   Fujitec Co., Ltd.                                                   145,000             700,453
 * Fujitsu Access, Ltd.                                                 36,000             201,604
   Fujitsu Business Systems, Ltd.                                       45,300             605,039
   Fujitsu Devices, Inc.                                                38,000             471,329
   Fujitsu Fronttec, Ltd.                                               41,500             422,222
*# Fujitsu General, Ltd.                                               161,000             624,018
*# Fujiya Co., Ltd.                                                    190,000             281,470
   Fukuda Corp.                                                         65,000             287,509
   Fukushima Bank, Ltd.                                                271,000             473,395
 * Fukusima Industries Corp.                                            10,500             134,050
 * Fukusuke Corp.                                                       95,000                 860
   Fumakilla, Ltd.                                                      24,000              37,618
 * Furukawa Battery Co., Ltd.                                           45,000              79,853
*# Furukawa Co., Ltd.                                                  643,000             666,862
   Fuso Lexel Inc.                                                      17,000             135,239
   Fuso Pharmaceutical Industries, Ltd.                                157,000             497,721
 * Ga-jo-en Kanko KK                                                    37,000                   0
   Gakken Co., Ltd.                                                    168,000             281,096
 * Generas Corp.                                                        64,000                 579
 # Genki Sushi Co., Ltd.                                                17,200             221,106
   Geostar Corp.                                                        10,000              35,300
   Global-Dining, Inc.                                                   6,200              40,511
 # Godo Steel, Ltd.                                                    242,000             748,957
 * Goldwin, Inc.                                                        76,000             120,517

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
                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 # Gourmet Kineya Co., Ltd.                                             31,000     $       255,165
 * Graphtec Corp.                                                       39,000              62,610
   Gro-BeLS Co., Ltd.                                                   84,000             114,266
 * GSI Creoss Corp.                                                     90,000             173,995
   Gun-Ei Chemical Industry Co., Ltd.                                  127,000             359,915
   Hagoromo Foods Corp.                                                 29,000             288,231
   Hakuto Co., Ltd.                                                     36,400             461,429
   Hakuyosha Co., Ltd.                                                  57,000             164,958
   Haltec Corp.                                                         32,000              50,528
 * Hamai Co., Ltd.                                                      22,000              27,772
   Hanshin Sogo Bank, Ltd.                                              78,000             166,075
   Hanwa Co., Ltd.                                                     405,000           1,283,436
   Happinet Corp.                                                       15,000             173,684
   Harashin Co., Ltd.                                                   24,300             189,893
   Harima Chemicals, Inc.                                               37,000             252,287
   Haruyama Trading Co., Ltd.                                           21,600             262,268
*# Hayashikane Sangyo Co., Ltd.                                        128,000             147,309
 * Hazama Corp.                                                         36,500              96,101
   Heiwado Co., Ltd.                                                    15,000             192,811
   Hibiya Engineering, Ltd.                                             63,000             484,267
   Higashi-Nippon Bank, Ltd.                                           288,000             765,937
   Hisaka Works, Ltd.                                                   41,000             297,472
   Hitachi Business Solution Co., Ltd.                                  22,700             163,583
   Hitachi Kiden Kogyo, Ltd.                                            20,000              78,044
   Hitachi Koki Co., Ltd.                                              153,000             855,084
   Hitachi Kokusai Electric, Inc.                                       76,000             526,889
   Hitachi Medical Corp.                                                59,000             751,139
   Hitachi Metals Techno, Ltd.                                          12,000              30,967
 * Hitachi Mobile Co., Ltd.                                             12,000              85,627
   Hitachi Plant Engineering & Construction Co., Ltd.                  177,000             683,203
   Hitachi Powdered Metal Co., Ltd.                                     46,000             288,937
   Hitachi Tool Engineering, Ltd.                                       39,000             287,576
 # Hochiki Corp.                                                        42,000             193,653
*# Hodogaya Chemical Co., Ltd.                                         100,000             329,697
 * Hohsui Corp.                                                         56,000              63,736
   Hokkai Can Co., Ltd., Tokyo                                         106,000             251,323
*# Hokkaido Bank, Ltd.                                                 580,000             984,633
   Hokkaido Coca Cola Bottling Co., Ltd.                                64,000             381,738
   Hokkaido Gas Co., Ltd.                                               87,000             211,106
   Hokko Chemical Industry Co., Ltd.                                    41,000             135,916
   Hokuetsu Bank, Ltd.                                                 350,000             721,515
   Hokuriku Electric Industry Co., Ltd.                                112,000             200,711
   Hokuriku Electrical Construction Co., Ltd.                           36,000              98,320
   Hokuriku Gas Co., Ltd.                                               64,000             180,039
 * Hokushin Co., Ltd.                                                   39,900              60,579
 # Hokuto Corp.                                                         51,700             796,917
   Homac Corp.                                                          66,500             597,913
   Honshu Chemical Industry Co., Ltd.                                    7,000              38,719
 # Horiba, Ltd.                                                         54,000             755,614
   Horipro, Inc.                                                        23,400             184,452
*# Hosokawa Micron Corp.                                                40,000             189,641
*# Howa Machinery, Ltd.                                                181,000             198,251
*# Ichida and Co., Ltd.                                                 23,400              41,823
   Ichikawa Co., Ltd.                                                   49,000             147,498
   Ichiken Co., Ltd.                                                    48,000              57,703
   Ichikoh Industries, Ltd.                                            141,000             338,362
   Ichiyoshi Securities Co., Ltd.                                       87,000             620,530
 # Icom, Inc.                                                           23,600             562,646
   Idec Izumi Corp.                                                     54,500             500,919
   Ihara Chemical Industry Co., Ltd.                                    80,000     $       179,688
 # Iino Kaiun Kaisha, Ltd.                                             161,000             670,569
*# Ikegami Tsushinki Co., Ltd.                                         102,000             198,983
   i-Logistics Corp.                                                    35,000              56,959
 * Imasen Electric Industrial Co., Ltd.                                 15,800             114,371
   Impact 21 Co., Ltd.                                                  30,600             717,490
 * Impress Corp.                                                           178             209,002
   Inaba Denki Sangyo Co., Ltd.                                         40,500             823,449
 # Inaba Seisa Kusho Co., Ltd.                                          28,400             439,330
   Inabata and Co., Ltd., Osaka                                         95,000             676,033
   Inageya Co., Ltd.                                                    83,000             760,182
   Ines Corp.                                                           80,400             790,994
   I-Net Corp.                                                          12,000              44,213
 # Information Services International-Dentsu, Ltd.                      51,800             669,069
   Intec, Inc.                                                          65,000             424,553
 # Inui Steamship Co., Ltd.                                             31,000             102,802
   ISE Chemicals Corp.                                                  38,000             130,391
 # Iseki & Co., Ltd.                                                   348,000             864,470
   Ishihara Sangyo Kaisha, Ltd.                                        133,000             260,764
   Ishii Hyoki Co., Ltd.                                                 8,600              92,904
*# Ishii Iron Works Co., Ltd.                                           52,000              66,494
*# Ishikawa Seisakusho, Ltd.                                            75,000              93,520
   Ishikawajima Construction Materials Co., Ltd.                        18,000              48,056
   Ishikawajima Transport Machinery Co., Ltd.                           16,000              40,623
   Ishizuka Glass Co., Ltd.                                             49,000             100,512
   Itochu Enex Co., Ltd.                                               149,300             757,807
   Itochu Shokuh Co., Ltd.                                              20,700             759,029
   Itoki Crebio Corp.                                                   56,000             147,977
   Iwaki & Co., Ltd.                                                    38,000              96,233
 # Iwasaki Electric Co., Ltd.                                          110,000             389,506
   Iwatani International Corp.                                         389,000             879,705
 * Iwatsu Electric Co., Ltd.                                           145,000             312,103
 * Izuhakone Railway Co., Ltd.                                             300              36,643
*# Izukyu Corp.                                                         11,700              84,657
   Izumiya Co., Ltd.                                                   135,000             871,311
*# Izutsuya Co., Ltd.                                                  123,000             238,055
 # Jac Holdings Co., Ltd.                                               11,000              44,169
   Jaccs Co., Ltd.                                                     207,000           1,204,962
 * Jalux, Inc.                                                           9,700             170,985
   Jamco Corp.                                                          18,000              71,878
*# Janome Sewing Machine Co., Ltd.                                     224,000             328,562
   Japan Business Computer Co., Ltd.                                    34,000             214,964
 # Japan Carlit Co., Ltd.                                               28,000             183,761
 # Japan Cash Machine Co., Ltd.                                         29,810             823,382
   Japan Digital Laboratory Co., Ltd.                                   53,900             583,792
   Japan Foundation Engineering Co., Ltd.                               49,200             223,870
   Japan Information Processing Service Co., Ltd.                       31,800             229,277
   Japan Kenzai Co., Ltd.                                               30,400             247,349
   Japan Maintenance Co., Ltd.                                          27,000             215,447
   Japan Medical Dynamic Marketing Inc.                                 26,100             304,476
   Japan Oil Transportation Co., Ltd.                                   45,000             100,000
 # Japan Pulp and Paper Co., Ltd.                                      229,000             746,172
 * Japan Radio Co., Ltd.                                                38,000             163,509
   Japan Servo Co., Ltd.                                                51,000             136,344
   Japan Steel Tower Co., Ltd.                                          19,000              36,124

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
                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 # Japan Steel Works, Ltd.                                             590,000     $       843,246
 # Japan Storage Battery Co., Ltd.                                     529,000           1,186,989
 # Japan Transcity Corp.                                                94,000             233,432
   Japan Vilene Co., Ltd.                                              101,000             325,528
   Japan Wool Textile Co., Ltd.                                        138,000             685,988
   Jastec Co., Ltd.                                                     11,600             188,047
   Jeans Mate Corp.                                                     12,740             149,719
 # Jeol, Ltd.                                                          119,000             768,302
*# Jidosha Denki Kogyo Co., Ltd.                                        34,000              57,826
   JMS Co., Ltd.                                                        49,000             147,373
   Joban Kosan Co., Ltd.                                               101,000             154,459
   J-Oil Mills, Inc.                                                   274,000             788,809
   Joint Corp.                                                          24,900             430,672
 # Joshin Denki Co., Ltd.                                               98,000             352,894
   Jsp Corp.                                                            42,300             451,784
   Juel Verite Ohkubo Co., Ltd                                          24,000              62,245
*# Jujiya Co., Ltd.                                                    321,000             301,591
*# Juki Corp.                                                          153,000             535,541
 * Jyomo Co., Ltd.                                                      48,000             100,311
 # K.R.S. Corp.                                                         17,000             312,052
   Kabuki-Za Co., Ltd.                                                  15,000             556,310
   Kadokawa Holdings, Inc.                                              27,000             862,436
 # Kaga Electronics Co., Ltd.                                           38,400             699,769
   Kagawa Bank, Ltd.                                                   126,350             656,099
 # Kagome Co., Ltd.                                                     41,600             381,756
   Kahma Co., Ltd.                                                      51,400             626,962
 # Kaken Pharmaceutical Co., Ltd.                                      146,000             794,601
 * Kakuei (L.) Corp.                                                   100,000                 905
*# Kamagai Gumi Co., Ltd.                                               87,800             206,055
   Kameda Seika Co., Ltd.                                               33,000             230,035
   Kamei Corp.                                                          59,000             370,959
   Kanaden Corp.                                                        55,000             270,107
   Kanagawa Chuo Kotsu Co., Ltd.                                       100,000             584,161
   Kanamoto Co., Ltd.                                                   43,000             214,047
*# Kanebo, Ltd.                                                        723,000             581,724
*# Kanematsu Corp.                                                     534,500             846,434
   Kanematsu Electronics, Ltd.                                          45,500             519,270
 * Kanematsu-NNK Corp.                                                  60,000             142,761
   Kanto Auto Works, Ltd., Yokosuka                                     78,000             767,789
 # Kanto Denka Kogyo Co., Ltd.                                          83,000             402,113
   Kanto Natural Gas Development Co., Ltd.                             104,000             582,724
 # Kanto Tsukuba Bank, Ltd.                                             45,500             355,602
   Kasai Kogyo Co., Ltd.                                                59,000             160,352
   Kasei (C.I.) Co., Ltd.                                               46,000             153,073
 # Kasumi Co., Ltd.                                                    132,000             770,311
   Katakura Chikkarin Co., Ltd.                                         17,000              51,668
   Katakura Industries Co., Ltd.                                        55,000             557,222
   Kato Sangyo Co., Ltd.                                                60,300             790,104
 # Kato Works Co., Ltd.                                                 82,000             167,582
   Katsumura Construction Co., Ltd.                                     48,600              50,523
   Kawada Industries, Inc.                                              76,000             194,284
*# Kawai Musical Instruments Manufacturing Co., Ltd.                    99,000             137,041
 * Kawasaki Kasei Chemicals, Ltd.                                       36,000              35,556
   Kawashima Textile Manufacturers, Ltd.                               126,000             160,902
 * Kawasho Corp.                                                       549,000           1,358,075
   Kawasho Gecoss Corp.                                                 57,900             229,823
   Kawasumi Laboratories, Inc.                                          26,000             175,210
   Kawatetsu Systems, Inc.                                                 112             156,311
   Kayaba Industry Co., Ltd.                                            40,000     $       136,781
 * Keihanshin Real Estate Co., Ltd.                                     25,000             114,767
 # Keihin Co., Ltd.                                                    100,000             172,870
   Keiiyu Co., Ltd.                                                     15,000             147,949
   Keiyo Co., Ltd.                                                     139,900             664,860
 # Kentucky Fried Chicken Japan, Ltd.                                   55,000           1,072,451
*# Kenwood Corp.                                                       382,000             943,261
 # Key Coffee, Inc.                                                     33,000             440,938
 # Kibun Food Chemifa Co., Ltd.                                         42,000             760,650
 * Kimmon Manufacturing Co., Ltd.                                       41,000              48,965
 * Kimura Chemical Plants Co., Ltd.                                     27,000              39,325
   Kinki Coca-Cola Bottling Co., Ltd.                                   97,000             844,952
*# Kinki Nippon Tourist Co., Ltd.                                      133,000             371,726
 # Kinki Sharyo Co., Ltd., Nagaokakyo                                  101,000             261,205
 * Kinsho Corp.                                                         21,000              60,914
 # Kinugawa Rubber Industrial Co., Ltd.                                107,000             236,554
   Kioritz Corp.                                                        96,000             217,386
 # Kishu Paper Co., Ltd.                                               125,000             204,561
   Kisoji Co., Ltd.                                                     34,400             462,341
 # Kitagawa Iron Works Co., Ltd.                                       124,000             211,328
   Kita-Nippon Bank, Ltd.                                               13,006             610,281
   Kitano Construction Corp.                                           124,000             227,816
   Kitazawa Sangyo Co., Ltd.                                            17,500              39,409
 # Kitz Corp.                                                          234,000             890,517
   Koa Corp.                                                            67,300             591,787
   Koatsu Gas Kogyo Co., Ltd.                                           78,000             250,970
   Kobayashi Yoko Co., Ltd.                                             16,900             324,880
   Kodensha Co., Ltd.                                                   14,000              39,268
   Koekisha Co., Ltd.                                                    9,600             218,290
 # Kohnan Shoji Co., Ltd.                                               29,500             564,588
   Kohsoku Corp.                                                        24,000             232,330
   Koike Sanso Kogyo Co., Ltd.                                          71,000             126,392
   Koito Industries, Ltd.                                               66,000             277,472
 # Kojima Co., Ltd.                                                     61,800             732,677
 * Kokune Corp.                                                         42,000                 380
 * Kokusai Kogyo Co., Ltd.                                              60,000             188,194
   Komai Tekko, Inc.                                                    53,000             122,227
 # Komatsu Electronics Metals Co., Ltd.                                 46,800             579,024
   Komatsu Seiren Co., Ltd.                                             53,000             208,740
   Komatsu Wall Industry Co., Ltd.                                      17,300             289,779
   Konaka Co., Ltd.                                                     29,700             408,203
 # Konami Sports Corp.                                                  43,800             762,592
   Kondotec, Inc.                                                       12,500              65,324
   Konishi Co., Ltd.                                                    28,000             236,010
   Kosaido Co., Ltd.                                                    34,000             294,934
 # Kosei Securities Co., Ltd.                                          137,000             308,983
*# Kubotek Corp.                                                           147             244,055
   Kumiai Chemical Industry Co., Ltd., Tokyo                           108,000             260,020
   Kurabo Industries, Ltd.                                             372,000             632,944
   Kureha Chemical Industry Co., Ltd.                                   36,000             144,153
 # Kurimoto, Ltd.                                                      202,000             403,048
 # Kuroda Electric Co., Ltd.                                            31,200           1,322,088
   Kurosaki Harima Corp.                                               125,000             209,259
   Kyoden Co., Ltd.                                                     79,000             628,726
   Kyodo Printing Co., Ltd.                                            152,000             531,461
 # Kyodo Shiryo Co., Ltd.                                              145,000             166,603
   Kyoei Sangyo Co., Ltd.                                               44,000             150,438
 # Kyoei Tanker Co., Ltd.                                               53,000             116,210
   Kyokuto Boeki Kaisha, Ltd.                                           36,000              92,644
   Kyokuto Kaihatsu Kogyo Co., Ltd.                                     44,800             523,585

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Kyokuyo Co., Ltd.                                                   167,000     $       270,807
 # Kyoritsu Maintenance Co., Ltd.                                       15,400             323,685
   Kyosan Electric Manufacturing Co., Ltd.                              97,000             325,983
   Kyoto Kimono Yuzen Co., Ltd.                                            128             285,941
   Kyowa Electronic Instruments Co., Ltd.                               30,000              86,679
   Kyowa Exeo Corp.                                                     22,000             144,411
   Kyowa Leather Cloth Co., Ltd.                                        32,000             196,984
   Kyudenko Corp.                                                      140,000             645,788
   Kyushu-Shinwa Holdings, Inc.                                        487,000           1,032,380
 # Laox Co., Ltd.                                                       54,000             131,946
   Life Corp.                                                           25,400             267,218
 * Link Consulting Associates - Japan Corp.                              8,600              72,708
 * Lonseal Corp.                                                        69,000              56,213
 * Look, Inc.                                                           50,000             207,617
   Macnica, Inc.                                                        28,400             795,318
   Maeda Corp.                                                          38,000             162,119
   Maeda Road Construction Co., Ltd.                                   155,000           1,073,668
   Maezawa Industries, Inc.                                             27,700             138,077
   Maezawa Kaisei Industries Co., Ltd.                                  20,600             331,461
   Maezawa Kyuso Industries Co., Ltd.                                   25,400             248,181
 * Magara Construction Co., Ltd.                                        61,000              60,512
 # Makino Milling Machine Co., Ltd.                                    141,000             872,537
 * Mamiya-Op Co., Ltd.                                                  58,000              82,435
   Marche Corp.                                                         10,700             103,880
 # Mars Engineering Corp.                                               22,200           1,311,312
   Marubeni Construction Material Lease Co., Ltd.                       54,000              90,519
   Marubun Corp.                                                        44,600             338,758
   Marudai Food Co., Ltd.                                              189,000             350,662
 * Maruei Department Store Co., Ltd.                                    72,000             158,506
 # Maruetsu, Inc.                                                       27,000             148,610
   Maruha Group, Inc.                                                  477,000             794,101
*# Maruishi Cycle Industries, Ltd.                                     214,000              34,856
   Marusan Securities Co., Ltd.                                        106,000             631,593
   Maruwa Co., Ltd.                                                     17,500             291,098
   Maruwn Corp.                                                         44,000             117,182
   Maruya Co., Ltd.                                                     14,000             101,231
   Maruyama Manufacturing Co., Inc.                                     73,000             106,885
*# Maruzen Co., Ltd.                                                   179,000             370,718
   Maruzen Co., Ltd. - General Commercial Kitchen
     Appliances & Equipment                                             30,000             173,741
   Maruzen Showa Unyu Co., Ltd.                                        156,000             448,427
   Maspro Denkoh Corp.                                                  32,300             336,264
   Matsuda Sangyo Co., Ltd.                                             34,500             282,370
   Matsui Construction Co., Ltd.                                        40,000             125,124
 * Matsuo Bridge Co., Ltd.                                              37,000              90,482
 # Matsuya Co., Ltd.                                                    84,000             344,168
 # Matsuya Foods Co., Ltd.                                              30,300             651,460
   Matsuzakaya Co., Ltd.                                               189,077             823,964
   Max Co., Ltd.                                                        84,000             923,345
 * Maxvalu Tohok Co., Ltd.                                              12,900             108,568
 # Megachips Corp.                                                      39,100             371,112
 # Meidensha Corp.                                                     378,050             777,496
*# Meiji Machine Co., Ltd.                                              90,000              86,190
   Meiji Shipping Co., Ltd.                                             47,000             160,448
   Meisei Industrial Co., Ltd.                                          29,000             105,051
   Meito Sangyo Co., Ltd.                                               41,700             678,806
   Meito Transportation Co., Ltd.                                       22,000     $       171,752
 # Meiwa Estate Co., Ltd.                                               34,000             360,081
   Meiwa Industry Co., Ltd.                                             15,000              43,356
 * Meiwa Trading Co., Ltd.                                              55,000             118,536
   Melco Holdings, Inc.                                                  9,000             228,003
   Mercian Corp.                                                       212,000             518,609
   Mikuni Coca-Cola Bottling Co., Ltd.                                  76,000             666,588
 # Milbon Co., Ltd.                                                     14,900             391,741
 # Mimasu Semiconductor Industry Co., Ltd.                              33,200             494,924
   Ministop Co., Ltd.                                                   45,500             744,606
   Mirai Group Co., Ltd.                                                49,000              86,721
   Miroku Jyoho Service Co., Ltd.                                       22,500             203,687
 * Misawa Homes Holdings, Inc.                                         262,900             735,533
 # Misawa Resort Co., Ltd.                                              90,000             256,731
   Mito Securities Co., Ltd.                                           113,000             373,596
   Mitsuba Corp.                                                        60,000             340,886
 * Mitsubishi Cable Industries, Ltd.                                   277,000             330,724
 * Mitsubishi Kakoki Kaisha, Ltd.                                      117,000             166,467
 # Mitsubishi Paper Mills, Ltd.                                        505,000             759,934
   Mitsubishi Pencil Co., Ltd.                                          61,000             468,783
 # Mitsubishi Plastics, Inc.                                           333,000             830,724
   Mitsubishi Shindoh Co., Ltd.                                         82,000             178,091
 # Mitsubishi Steel Manufacturing Co., Ltd.                            253,000             341,478
   Mitsuboshi Belting, Ltd.                                            153,000             569,271
   Mitsui High-Tec, Inc.                                                68,400             806,062
   Mitsui Home Co., Ltd.                                                97,000             519,421
 # Mitsui Knowledge Industry Co., Ltd.                                  20,100             206,469
*# Mitsui Matsushima Co., Ltd.                                          90,000             123,857
 * Mitsui Mining Co., Ltd.                                             112,500             131,305
   Mitsui Sugar Co., Ltd.                                              145,000             333,097
   Mitsui-Soko Co., Ltd.                                               221,000             664,820
   Mitsumi Electric Co., Ltd.                                           34,800             356,175
 # Mitsumura Printing Co., Ltd.                                         49,000             334,866
   Mitsuuroko Co., Ltd.                                                107,000             648,293
   Miura Co., Ltd.                                                      66,400           1,036,205
   Miura Printing Corp.                                                 16,000              52,934
   Miyaji Engineering Group                                             90,000             154,716
   Miyazaki Bank, Ltd.                                                 275,000           1,029,276
 # Miyoshi Oil & Fat Co., Ltd.                                         120,000             230,204
 # Miyuki Keori Co., Ltd.                                               50,000             168,599
   Mizuno Corp.                                                        205,000             956,560
 * Momiji Holdings, Inc.                                                   340             728,907
   Mori Seiki Co., Ltd.                                                 19,900             166,206
 # Morinaga & Co., Ltd.                                                419,000             911,417
*# Morishita Jinton Co., Ltd.                                           32,800             136,168
   Morita Corp.                                                         74,000             285,272
 # Moritex Corp.                                                        15,000             133,184
   Morozoff, Ltd., Osaka                                                50,000              92,305
   Mory Industries, Inc.                                                66,000             167,633
   Mos Food Services, Inc.                                              47,000             556,643
   Moshi Moshi Hotline, Inc.                                             8,700             553,884
 # MR Max Corp.                                                         56,300             187,298
 * Mutoh Industries, Ltd.                                               78,000             186,279
   Mutow Co., Ltd.                                                      38,000             186,987
   Myojo Foods Co., Ltd.                                                67,000             379,148
   Nabtesco Corp.                                                      210,000           1,084,913
 # NAC Co., Ltd.                                                        13,000             104,096
 # Nachi-Fujikoshi Corp.                                               433,000           1,367,895
   Nagano Bank, Ltd.                                                   122,000             384,709

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
                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Nagano Japan Radio Co., Ltd.                                         27,000     $        45,038
 # Nagatanien Co., Ltd.                                                 56,000             416,553
*# Naigai Co., Ltd.                                                    109,000             102,707
   Nakabayashi Co., Ltd.                                                76,000             120,240
 # Nakamuraya Co., Ltd.                                                 85,000             251,699
 * Nakano Corp.                                                         49,000             118,016
 # Nakayama Steel Works, Ltd.                                          186,000             593,215
   Nakayo Telecommunications, Inc.                                      36,000             148,093
 # NEC Infrontia Corp.                                                 196,000             539,191
 * NEC Mobiling, Ltd.                                                    3,200              89,463
 # NEC System Integration & Construction, Ltd.                          65,000             565,309
 # NEC Tokin Corp.                                                     180,000             859,720
   Neturen Co., Ltd., Tokyo                                             66,000             342,901
   New Japan Radio Co., Ltd.                                            62,000             772,698
 * New Real Property KK                                                 43,900                   0
 # Nichia Steel Works, Ltd.                                             67,900             213,197
 # Nichias Corp.                                                       237,000             868,589
 # Nichiban Co., Ltd.                                                   58,000             161,610
 * Nichiboshin, Ltd.                                                     1,190               1,077
   Nichiha Corp.                                                        64,980             958,119
   Nichimo Co., Ltd.                                                    54,000             108,885
 * Nichimo Corp.                                                        85,000              84,373
 # Nichireki Co., Ltd.                                                  44,000             152,863
 # Nichiro Corp.                                                       289,000             410,334
   Nidec Tosok Corp.                                                    24,500             382,096
   Nihon Dempa Kogyo Co., Ltd.                                          32,100             700,780
   Nihon Eslead Corp.                                                   19,440             375,412
 # Nihon Inter Electronics Corp.                                        54,000             515,015
   Nihon Kagaku Sangyo Co., Ltd.                                        32,000             139,896
 * Nihon Kentetsu Co., Ltd.                                             27,000              58,461
   Nihon Kohden Corp.                                                   85,000             983,453
   Nihon Matai Co., Ltd.                                                50,000              92,359
   Nihon Nohyaku Co., Ltd.                                             103,000             191,101
 # Nihon Parkerizing Co., Ltd.                                         105,000             674,468
   Nihon Seiko Co., Ltd.                                                11,000              33,322
   Nihon Shokuh Kako Co., Ltd.                                          26,000              55,282
 * Nihon Spindle Manufacturing Co., Ltd.                                56,000              90,139
   Nihon Tokushu Toryo Co., Ltd.                                        35,000             202,979
   Nikken Chemicals Co., Ltd.                                           81,000             226,733
   Nikkiso Co., Ltd.                                                   107,000             445,772
   Nikko Co., Ltd., Akashi                                              52,000             163,249
 * Nippei Toyama Corp.                                                  80,000             158,599
   Nippo Corp.                                                          25,000             136,880
 * Nippon Avionics Co., Ltd.                                            40,000             108,454
   Nippon Beet Sugar Manufacturing Co., Ltd.                           243,000             417,652
*# Nippon Carbide Industries Co., Inc., Tokyo                          101,000             154,560
 # Nippon Carbon Co., Ltd.                                             177,000             267,184
 # Nippon Ceramic Co., Ltd.                                             37,000             436,412
   Nippon Chemical Industrial Co., Ltd.                                131,000             455,079
 # Nippon Chemi-Con Corp.                                              197,000           1,021,558
 * Nippon Chemiphar Co., Ltd.                                           49,000             150,010
   Nippon Chutetsukan KK                                                44,000              82,047
   Nippon Concrete Industries Co., Ltd.                                 65,000              99,586
 * Nippon Conlux Co., Ltd.                                              30,000             188,645
 * Nippon Conveyor Co., Ltd.                                            43,000              40,907
 # Nippon Denko Co., Ltd.                                              159,000             564,470
   Nippon Densetsu Kogyo Co., Ltd.                                      93,000             372,211
   Nippon Denwa Shisetu Co., Ltd.                                      104,000             341,379
   Nippon Felt Co., Ltd.                                                28,000     $        97,306
 # Nippon Fine Chemical Co., Ltd.                                       40,000             155,205
   Nippon Flour Mills Co., Ltd.                                        186,000             828,584
 * Nippon Foil Mfg., Co., Ltd.                                          21,000              47,119
 # Nippon Formula Feed Manufacturing Co., Ltd.                         100,000             163,559
   Nippon Gas Co., Ltd.                                                 62,000             429,371
   Nippon Hume Corp.                                                    43,000              97,228
 # Nippon Kanzai Co., Ltd.                                              32,700             516,695
*# Nippon Kasei Chemical Co., Ltd.                                     154,000             200,292
 * Nippon Kinzoku Co., Ltd.                                             93,000             155,931
 # Nippon Koei Co., Ltd., Tokyo                                        137,000             301,032
   Nippon Konpo Unyu Soko Co., Ltd.                                    115,000           1,036,979
*# Nippon Koshuha Steel Co., Ltd.                                      221,000             273,875
*# Nippon Metal Industry Co., Ltd.                                     230,000             325,126
   Nippon Pigment Co., Ltd.                                             11,000              29,746
   Nippon Pillar Packing Co., Ltd.                                      33,000             207,707
   Nippon Piston Ring Co., Ltd.                                        133,000             218,274
   Nippon Road Co., Ltd.                                               147,000             259,144
 # Nippon Seiki Co., Ltd.                                               85,000             695,474
   Nippon Seisen Co., Ltd.                                              39,000             153,296
   Nippon Sharyo, Ltd.                                                 233,000             591,050
   Nippon Shinyaku Co., Ltd.                                           111,000             627,801
   Nippon Signal Co., Ltd.                                             109,000             584,298
   Nippon Soda Co., Ltd.                                               215,000             560,485
   Nippon Suisan Kaisha, Ltd.                                          133,000             318,926
 # Nippon Synthetic Chemical Industry Co., Ltd.                        152,000             326,127
   Nippon System Development Co., Ltd.                                  40,600             786,274
   Nippon Systemware Co., Ltd.                                          20,000             150,615
 # Nippon Thompson Co., Ltd.                                           117,000             833,024
   Nippon Tungsten Co., Ltd.                                            44,000              99,396
   Nippon Valqua Industries, Ltd.                                      119,000             268,919
*# Nippon Yakin Kogyo Co., Ltd.                                        117,500             367,528
   Nippon Yusoki Co., Ltd.                                              49,000             136,787
   Nishimatsuya Chain Co., Ltd.                                         36,720           1,288,842
   Nishishiba Electric Co., Ltd.                                        28,000              45,663
*# Nissan Diesel Motor Co., Ltd.                                       378,000             870,695
 * Nissei Corp.                                                         10,900             102,045
   Nissei Plastic Industrial Co., Ltd.                                  35,000             233,678
 * Nisseki House Industry Co., Ltd.                                    260,000               2,352
 # Nissha Printing Co., Ltd.                                            81,000           1,211,670
 # Nisshin Fire & Marine Insurance Co., Ltd.                           293,000             972,441
   Nisshin Fudosan Co., Ltd.                                            22,400             237,302
   Nissho Electronics Corp.                                             49,900             391,182
 # Nissin Co., Ltd.                                                    413,200           1,447,382
   Nissin Corp.                                                        150,000             323,617
 * Nissin Electric Co., Ltd.                                           162,000             575,644
   Nissin Kogyo Co., Ltd.                                               33,800             807,983
   Nissin Sugar Manufacturing Co., Ltd.                                 74,000             133,544
   Nissui Pharmaceutical Co., Ltd.                                      34,000             199,438
   Nitchitsu Co., Ltd.                                                  14,000              24,483
   Nitta Corp.                                                          46,400             650,501
   Nittan Valve Co., Ltd.                                               58,000             230,230
   Nittetsu Mining Co., Ltd.                                           132,000             481,533
 # Nittetsu Steel Sheet Corp.                                          117,000             259,551
   Nitto Boseki Co., Ltd.                                              364,000             761,445
   Nitto Electric Works, Ltd.                                           72,100             593,495
 # Nitto Flour Milling Co., Ltd.                                        54,000             122,292
   Nitto Kohki Co., Ltd.                                                36,000             684,901

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
                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Nitto Seiko Co., Ltd.                                                56,000     $       111,779
 # Nitto Seimo Co., Ltd.                                                32,000              69,257
*# Nittoc Construction Co., Ltd.                                        61,000             127,816
 * NIWS Co., Ltd.                                                           58             169,215
   Noda Corp.                                                            2,800              16,940
   NOF Corp.                                                            39,000             145,075
   Nohmi Bosai, Ltd.                                                    59,000             315,857
   Nomura Co., Ltd.                                                     61,000             346,425
   Noritake Co., Ltd.                                                  320,000           1,274,424
   Noritz Corp.                                                         11,200             174,431
   Nosan Corp.                                                         201,000             369,074
   Obayashi Road Corp.                                                  65,000             120,125
   Odakyu Construction Co., Ltd.                                        29,000              81,456
   Odakyu Real Estate Co., Ltd.                                         58,000             145,824
   Oenon Holdings, Inc.                                                 74,000             180,834
 * Ohki Corp.                                                           73,000                 660
 * Ohmori Co., Ltd.                                                     18,400               9,354
   Oie Sangyo Co., Ltd.                                                 13,200             101,524
   Oiles Corp.                                                          32,500             660,007
   Oita Bank, Ltd.                                                      39,000             190,332
   Okabe Co., Ltd.                                                      29,000              93,107
 # Okamoto Industries, Inc.                                            212,000             541,020
 * Okamoto Machine Tool Works, Ltd.                                     75,000             200,287
   Okamura Corp.                                                        24,000             183,348
   Okaya Electric Industries Co., Ltd.                                  32,000              92,616
   Oki Electric Cable Co., Ltd.                                         56,000             104,003
   Okinawa Electric Power Co., Ltd.                                     22,900             798,039
 * OKK Corp.                                                           101,000             157,276
 * Okuma and Howa Machinery, Ltd.                                       69,000             119,947
*# Okuma Corp.                                                         193,000             690,948
 # Okura Industrial Co., Ltd.                                           96,000             597,749
   Okuwa Co., Ltd.                                                      73,000             847,075
   Olympic Corp.                                                        36,100             467,727
 # O-M, Ltd.                                                            46,000              70,660
 * Omikenshi Co., Ltd.                                                  53,000              46,832
   Ono Sokki Co., Ltd.                                                  43,000             305,600
 * Onoken Co., Ltd.                                                     11,000             101,858
   Organo Corp.                                                        101,000             480,148
 * Orient Watch Co., Ltd.                                               12,000               4,451
 # Oriental Construction Co., Ltd.                                      39,000             184,778
   Oriental Yeast Co., Ltd.                                             52,000             447,759
 # Origin Electric Co., Ltd.                                            54,000             273,941
   Osaka Securities Finance Co., Ltd.                                   54,000             158,238
   Osaka Steel Co., Ltd.                                                72,200             805,262
 # Osaki Electric Co., Ltd.                                             56,000             273,440
   Oyo Corp.                                                            45,800             475,582
 # P.S. Mitsubishi Construction Co., Ltd.                               46,500             187,883
   Pacific Industrial Co., Ltd.                                         86,000             349,923
 * Pacific Metals Co., Ltd.                                             44,000             166,580
 # Parco Co., Ltd.                                                     124,000             737,017
 * Pasco Corp.                                                         111,500             310,911
   Patlite Corp.                                                        13,440             243,237
   PCA Corp.                                                            12,000             146,720
*# Penta-Ocean Construction Co., Ltd.                                  574,000             986,761
 # Pentax Corp.                                                        180,000             874,492
   Petrolub International Co., Ltd.                                     24,800             107,673
 * PIA Corp.                                                             4,600              99,355
   Pigeon Corp.                                                         37,000             518,294
   Pilot Corp.                                                              65             195,443
   Piolax, Inc.                                                         19,600             354,194
   Pocket Card Co., Ltd.                                                41,000             439,948
 # Pokka Corp.                                                          48,000     $       184,258
   Poplar Co., Ltd.                                                     13,560             180,413
   Posful Corp.                                                         36,900             227,120
*# Press Kogyo Co., Ltd.                                               162,000             368,272
*# Prima Meat Packers, Ltd.                                            355,000             379,449
   Pulstec Industrial Co., Ltd.                                         21,200             130,988
   Q'Sai Co., Ltd.                                                      51,600             468,146
   Raito Kogyo Co., Ltd.                                                84,900             372,372
   Rasa Industries, Ltd.                                               119,000             286,093
*# Renown D'urban Holdings, Inc.                                        53,880             724,900
 # Resorttrust Inc.                                                     42,600           1,112,227
   Rheon Automatic Machinery Co., Ltd.                                  40,000             122,314
   Rhythm Watch Co., Ltd.                                              344,000             654,961
   Ricoh Elemex Corp.                                                   35,000             161,264
   Ricoh Leasing Co., Ltd.                                              10,000             267,359
   Right On Co., Ltd.                                                   25,200             925,370
   Rikei Corp.                                                          22,500              53,987
   Riken Corp.                                                         193,000             635,213
   Riken Keiki Co., Ltd.                                                33,000             169,531
   Riken Technos Corp.                                                  93,000             297,640
   Riken Vitamin Co., Ltd.                                              37,000             667,465
   Ringer Hut Co., Ltd.                                                 38,300             395,273
   Rion Co., Ltd.                                                        5,000              23,337
 # Rock Field Co., Ltd.                                                 25,300             404,217
   Rohto Pharmaceutical Co., Ltd.                                       83,000             814,658
   Roland Corp.                                                         40,600             657,857
   Roland DG Corp.                                                       3,000             114,263
   Royal Co., Ltd.                                                      71,000           1,085,957
   Ryobi, Ltd.                                                         265,000             921,361
   Ryoden Trading Co., Ltd.                                             70,000             408,611
   Ryosan Co., Ltd.                                                     10,300             216,344
   Ryoyo Electro Corp.                                                  48,400             621,802
   S Foods, Inc.                                                        28,000             180,012
*# S Science Co., Ltd.                                                 285,000             111,068
 # S.T. Chemical Co., Ltd.                                              48,000             550,668
*# Saeki Kensetsu Kogyo Co., Ltd.                                       71,000              74,476
 # Sagami Chain Co., Ltd.                                               37,000             315,406
   Sagami Co., Ltd.                                                     51,000             179,050
   Sagami Rubber Industries Co., Ltd.                                   15,000              41,464
 * Saibu Gas Co., Ltd.                                                 102,000             189,211
 * Sailor Pen Co., Ltd.                                                 74,000             216,027
 # Saizeriya Co., Ltd.                                                  78,100           1,073,692
   Sakai Chemical Industry Co., Ltd.                                   162,000             682,653
   Sakai Heavy Industries, Ltd.                                         60,000             154,660
 * Sakai Ovex Co., Ltd.                                                 85,000             161,607
   Sakata Inx Corp.                                                     92,000             453,580
   Sakata Seed Corp.                                                    78,900             992,678
 * Sakurada Co., Ltd.                                                   38,000              51,348
   Sala Corp.                                                           56,000             243,480
   San-Ai Oil Co., Ltd.                                                134,000             476,821
 # Sanix, Inc.                                                          65,000             426,894
   Sankei Building Co., Ltd.                                            69,000             375,073
   Sanki Engineering Co., Ltd.                                         120,000             765,295
   Sanko Co., Ltd.                                                      12,000              76,229
   Sanko Metal Industrial Co., Ltd., Tokyo                              54,000             113,967
   Sankyo Seiko Co., Ltd.                                               86,000             342,451
 # Sankyu, Inc., Tokyo                                                 415,000             747,277
   Sanoh Industrial Co., Ltd.                                           53,000             282,719
 # Sanrio Co., Ltd.                                                     58,600             700,135
   Sanshin Electronics Co., Ltd.                                        57,000             400,118

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Sanyo Denki Co., Ltd.                                                95,000     $       359,389
   Sanyo Electric Credit Co., Ltd.                                      48,600           1,046,299
   Sanyo Engineering & Construction, Inc.                               34,000             147,926
   Sanyo Industries, Ltd., Tokyo                                        48,000             123,557
 # Sanyo Special Steel Co., Ltd.                                       283,000             438,173
*# Sasebo Heavy Industries Co., Ltd., Tokyo                            201,000             209,212
 * Sata Construction Co., Ltd., Gumma                                   61,000              58,525
 * Sato Corp.                                                            7,000             174,231
   Sato Shoji Corp.                                                     31,000             184,382
   Satori Electric Co., Ltd.                                            24,480             347,086
   Sawafugji Electric Co., Ltd.                                         31,000              65,788
 * Secom Joshinetsu Co., Ltd.                                            7,200             128,518
   Secom Techno Service Co., Ltd.                                       19,500             656,263
 * Seibu Electric Industry Co., Ltd.                                    24,000             100,430
 # Seijo Corp.                                                          17,400             230,853
   Seika Corp.                                                         145,000             242,568
 * Seikitokyu Kogyo Co., Ltd.                                           86,000              94,985
   Seiko Corp.                                                         180,407           1,134,705
 # Seiren Co., Ltd.                                                     92,000             605,762
 # Sekisui Jushi Co., Ltd.                                              73,000             386,335
   Sekisui Plastics Co., Ltd.                                          145,000             404,361
   Sekiwa Real Eastate, Ltd.                                            36,000             380,029
   Sekiwa Real Estate Chubu, Ltd.                                        7,000              38,986
   Senko Co., Ltd.                                                     205,000             737,281
 # Senshukai Co., Ltd.                                                  75,000             721,112
   Shaddy Co., Ltd.                                                     32,200             376,855
*# Shibaura Mechatronics Corp.                                          79,000             586,164
   Shibusawa Warehouse Co., Ltd.                                       115,000             260,941
 # Shibuya Kogyo Co., Ltd.                                              54,000             429,512
 * Shikibo, Ltd.                                                       155,000             187,925
   Shikoku Chemicals Corp.                                              89,000             324,522
   Shikoku Coca-Cola Bottling Co., Ltd.                                 37,000             401,595
   Shimizu Bank, Ltd.                                                   15,500             732,481
   Shin Nippon Air Technologies Co., Ltd.                               31,180             167,852
   Shinagawa Refractories Co., Ltd.                                    104,000             228,597
 * Shindengen Electric Manufacturing Co., Ltd.                         129,000             445,545
   Shin-Etsu Polymer Co., Ltd.                                         124,000             747,647
 # Shinkawa, Ltd.                                                       30,200             675,516
   Shin-Keisei Electric Railway Co., Ltd.                               97,000             324,266
   Shinki Co., Ltd.                                                     61,000             356,864
 # Shinko Electric Co., Ltd.                                           257,000             658,243
   Shinko Plantech Co., Ltd.                                            27,000              27,872
   Shinko Shoji Co., Ltd.                                               29,000             203,554
   Shin-Kobe Electric Machinery Co., Ltd.                               71,000             250,998
   Shinmaywa Industries, Ltd.                                          203,000             760,870
 # Shinsho Corp.                                                       110,000             199,233
 # Shinwa Kaiun Kaisha, Ltd.                                           257,000             593,886
   Shinyei Kaisha                                                       54,000             110,709
   Shiraishi Corp.                                                      25,000              40,930
   Shiroki Co., Ltd.                                                   132,000             281,112
   Shizuki Electric Co., Inc.                                           47,000             121,645
 * Shizuokagas Co., Ltd.                                                25,000              91,643
 # Sho-Bond Corp.                                                       46,200             269,960
   Shobunsha Publications, Inc.                                         25,000             310,681
*# Shochiku Co., Ltd.                                                  165,000             939,788
 # Shoei Co., Ltd.                                                      24,000             350,534
   Shoei Foods Corp.                                                    14,000     $        67,951
   Shoko Co., Ltd.                                                     156,000             229,801
   Shokusan Bank, Ltd.                                                  98,000             318,961
   Showa Aircraft Industry Co., Ltd.                                    47,000             258,636
   Showa Corp.                                                          18,400             178,359
   Showa Electric Wire & Cable Co., Ltd., Kawasaki                     329,000             410,302
 # Showa Highpolymer Co., Ltd.                                          86,000             234,853
   Showa Mining Co., Ltd.                                               66,000              97,541
 # Showa Sangyo Co., Ltd.                                              282,000             643,379
   Showa Tansan Co., Ltd.                                               21,000              64,341
 # Siix Corp.                                                            9,000             177,270
   Silver Ox Inc.                                                       30,000              67,020
*# Silver Seiko, Ltd.                                                  228,000             105,643
   Sinanen Co., Ltd.                                                   160,000             695,404
   Sintokogio, Ltd., Nagoya                                             89,000             411,030
   SMK Corp.                                                           127,000             565,649
   Snow Brand Seed Co., Ltd.                                            16,000              65,858
   SNT Corp.                                                            31,000             140,469
   Soda Nikka Co., Ltd.                                                 35,000              80,518
 # Sodick Co., Ltd.                                                     69,000             582,429
   Software Research Associates, Inc.                                    6,200              61,117
 # Sogo Medical Co., Ltd.                                                8,800             135,199
 * Sokkisha Co., Ltd.                                                   40,000             109,150
   Sonton Food Industry Co., Ltd.                                       27,000             237,301
 # Sorun Corp.                                                          41,000             239,864
 # Sotetsu Rosen Co., Ltd.                                              44,000             248,220
   Sotoh Co., Ltd.                                                      12,000             169,590
   Space Co., Ltd.                                                      19,180             176,036
 * SPC Electronics Corp.                                                29,000             127,611
   SPK Corp.                                                             7,800             108,604
   SRL, Inc.                                                            66,900             715,204
   SS Pharmaceutical Co., Ltd., Tokyo                                   25,000             160,998
   Star Micronics Co., Ltd.                                             89,000             729,904
   Starzen Corp.                                                       126,000             242,377
 # Stella Chemifa Corp.                                                 17,500             282,019
   Subaru Enterprise Co., Ltd.                                          36,000             110,089
   Sumida Corp.                                                         23,900             765,627
   Suminoe Textile Co., Ltd.                                           122,000             235,711
*# Sumitomo Coal Mining Co., Ltd.                                      200,000             219,913
   Sumitomo Densetsu Co., Ltd.                                          50,700             157,824
 # Sumitomo Light Metal Industries, Ltd.                               493,000             844,703
 * Sumitomo Mitsui Construction Co., Ltd.                              413,600             477,674
   Sumitomo Pipe & Tube Co., Ltd.                                       52,000             132,243
   Sumitomo Precision Products Co., Ltd., Amagasaki City                84,000             251,194
 # Sumitomo Seika Chemicals Co., Ltd.                                  102,000             270,712
   Sumitomo Special Metals Co., Ltd.                                    76,000           1,035,644
 # Sumitomo Warehouse Co., Ltd.                                        235,000             891,149
   Sun Wave Corp.                                                       80,000             303,261
   Sundrug Co., Ltd.                                                     3,200             160,865
   SunTelephone Co., Ltd.                                               55,000             335,607
 # Suruga Corp.                                                         15,400             262,008
 * Suzutan Co., Ltd.                                                    13,200             126,738
   SXL Corp.                                                           129,000             241,654
   Sysmex Corp.                                                         39,800           1,158,760
 # T.Hasegawa Co., Ltd.                                                 63,700           1,003,274
 # Tabai Espec Corp.                                                    34,000             452,305
   Tachihi Enterprise Co., Ltd.                                         17,000             668,901
   Tachikawa Corp.                                                      25,100             140,685

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Tachi-S Co., Ltd.                                                    42,100     $       414,720
 # Tadano, Ltd.                                                        201,000             724,992
   Taihei Dengyo Kaisha, Ltd.                                           70,000             267,324
 * Taihei Kogyo Co., Ltd.                                              114,000             171,049
*# Taiheiyo Kouhatsu, Inc.                                              90,000              90,627
   Taiho Kogyo Co., Ltd.                                                35,600             294,956
   Taikisha, Ltd.                                                       97,000           1,331,991
   Taisei Corp.                                                         18,700              62,284
 * Taisei Lamick Co., Ltd.                                               3,700              80,234
   Taisei Rotec Corp.                                                  140,000             229,297
 # Taito Co., Ltd.                                                      70,000             168,465
   Taito Corp.                                                             573             856,544
 # Taiyo Toyo Sanso Co., Ltd.                                          232,000             852,426
   Takada Kiko Co., Ltd.                                                31,000             175,083
   Takagi Securities Co., Ltd.                                          94,000             243,487
   Takamatsu Corp.                                                      29,300             824,063
   Takano Co., Ltd.                                                     22,100             373,817
 * Takaoka Electric Manufacturing Co., Ltd.,Tokyo                      156,000             211,897
 * Taka-Q Co., Ltd.                                                     34,500              61,361
 # Takara Co., Ltd.                                                    224,000           1,098,666
   Takara Printing Co., Ltd.                                            17,050             155,993
   Takara Standard Co., Ltd.                                            30,000             164,128
 * Takarabune Corp.                                                     26,000                 235
 # Takasago International Corp.                                        156,000             727,221
   Takasago Thermal Engineering Co., Ltd.                              132,000             831,236
 # Takashima & Co., Ltd.                                                60,000             107,916
   Takigami Steel Construction Co., Ltd.                                42,000             245,312
 # Takiron Co., Ltd.                                                   118,000             454,920
   Takuma Co., Ltd.                                                    136,000             880,506
 # Tamura Corp.                                                        113,000             624,412
 * Tamura Taiko Holdings, Inc.                                          74,000             262,456
   Tanseisha Co., Ltd.                                                  26,000             103,064
 # Tasaki Shinju Co., Ltd.                                              53,000             202,150
 # Tateho Chemical Industries Co., Ltd.                                 26,500             120,915
   Tatsuta Electric Wire & Cable Co., Ltd.                             106,000             182,445
   Taya Co., Ltd.                                                        5,000              40,530
   Tayca Corp.                                                          74,000             237,879
*# TC Properties Co., Ltd.                                             579,000                   0
   TCM Corp.                                                           146,000             305,414
 * TDF Corp.                                                            11,000              39,185
 * Teac Corp.                                                          113,000             183,636
   Techno Ryowa, Ltd.                                                   32,200             166,202
 # Tecmo, Ltd.                                                          27,000             286,666
   Teikoku Hormone Manufacturing Co., Ltd.                              38,000             323,147
 # Teikoku Piston Ring Co., Ltd.                                        42,000             236,265
   Teikoku Sen-I Co., Ltd.                                              39,000             166,032
   Teikoku Tsushin Kogyo Co., Ltd.                                      73,000             259,990
   Tekken Corp.                                                        224,000             349,624
   Ten Allied Co., Ltd.                                                 37,000             136,737
   Tenma Corp.                                                          56,400             894,785
   Teraoka Seisakusho Co., Ltd.                                         29,000             292,912
   Tetra Co., Ltd., Tokyo                                               41,000             140,893
   The Daito Bank, Ltd.                                                155,000             246,756
   The Nisshin Oillio Group, Ltd.                                      346,000           1,138,030
   Three F Co., Ltd.                                                    12,200              89,417
   Tigers Polymer Corp.                                                 27,000             127,561
*# Titan Kogyo KK                                                       36,000              90,700
 # TKC Corp.                                                            48,300     $       830,674
 # Toa Corp.                                                           301,000             424,737
   Toa Doro Kogyo Co., Ltd.                                             65,000             129,960
   Toa Oil Co., Ltd.                                                   145,000             241,126
 * Toabo Corp.                                                          73,000              69,402
   Toagosei Co., Ltd.                                                  544,719           1,173,125
*# Tobu Store Co., Ltd.                                                 71,000             152,998
   TOC Co., Ltd.                                                        94,000             841,955
 * Tocalo Co., Ltd.                                                      4,000             123,049
   Tochigi Bank, Ltd.                                                   91,000             509,846
   Tochigi Fuji Industrial Co., Ltd.                                    51,000             151,406
   Toda Kogyo Corp.                                                     68,000             268,582
 # Todentu Corp.                                                        57,000             130,547
   Toei Co., Ltd.                                                      228,000             861,278
   Toenec Corp.                                                        157,000             539,990
   Tohcello Co., Ltd.                                                   47,000             134,500
   Toho Co., Ltd.                                                       43,000             335,453
 * Toho Rayon Co., Ltd.                                                 28,000              54,967
   Toho Real Estate Co., Ltd.                                           98,000             364,080
 # Toho Titanium Co., Ltd.                                              44,000             602,286
 # Toho Zinc Co., Ltd.                                                 189,000             404,403
   Tohoku Bank, Ltd.                                                    92,000             182,958
   Tohoku Misawa Homes Co., Ltd.                                        24,000              87,406
   Tohoku Pioneer Corp.                                                 34,000             671,312
   Tohoku Telecommunications Construction Co., Ltd.                     17,000              99,817
 * Tohpe Corp.                                                          36,000              39,335
 # Tohto Suisan Co., Ltd.                                               54,000              94,249
 # Tokai Carbon Co., Ltd.                                              316,000             992,782
   Tokai Corp.                                                         120,000             480,894
*# Tokai Kanko Co., Ltd.                                               333,000             105,434
   Tokai Konetsu Kogyo Co., Ltd.                                        15,000              67,059
 # Tokai Pulp & Paper Co., Ltd.                                         88,000             295,187
   Tokai Senko KK, Nagoya                                               47,000              78,033
   Tokai Tokyo Securities Co., Ltd.                                    366,250           1,056,777
   Tokico, Ltd.                                                        189,000             670,079
   Tokimec, Inc.                                                       119,000             237,204
   Toko Electric Corp.                                                  39,000             129,331
 # Toko, Inc.                                                          151,000             536,615
   Tokushima Bank, Ltd.                                                111,200             717,116
   Tokushu Paper Manufacturing Co., Ltd.                                80,000             340,402
   Tokyo Biso Kogyo Corp.                                               13,000              77,239
   Tokyo Denpa Co., Ltd.                                                11,000             167,166
   Tokyo Dome Corp.                                                    251,000           1,021,074
 * Tokyo Electron Device, Ltd.                                              22             116,101
   Tokyo Energy & Systems, Inc.                                         49,000             202,726
   Tokyo Kikai Seisakusho, Ltd.                                        132,000             370,243
   Tokyo Leasing Co., Ltd.                                              96,900           1,139,423
   Tokyo Nissan Auto Sales Co., Ltd.                                    97,000             286,584
   Tokyo Rakutenchi Co., Ltd.                                           92,000             347,222
 * Tokyo Rope Manufacturing Co., Ltd.                                  232,000             384,290
   Tokyo Sangyo Co., Ltd.                                               36,500              99,333
   Tokyo Soir Co., Ltd.                                                 34,000              96,770
*# Tokyo Tekko Co., Ltd.                                                67,000             230,635
   Tokyo Theatres Co., Inc., Tokyo                                     116,000             132,174
   Tokyo Tomin Bank, Ltd.                                               58,600           1,439,373
   Tokyotokeiba Co., Ltd.                                              422,000             675,279
 # Tokyu Community Corp.                                                22,800             304,974
*# Tokyu Department Store Co., Ltd.                                    406,000             615,282

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Tokyu Livable Inc.                                                   22,200     $       421,700
   Tokyu Recreation Corp.                                               48,000             255,807
   Tokyu Store Chain Corp.                                             175,000             883,766
   Toli Corp.                                                          106,000             235,134
   Tomato Bank, Ltd.                                                   189,000             407,395
   Tomen Electronics Corp.                                              13,700             678,557
   Tomoe Corp.                                                          56,000             100,018
 # Tomoegawa Paper Co., Ltd.                                            55,000             177,008
   Tomoku Co., Ltd.                                                    136,000             359,273
   Tomy Co., Ltd.                                                       32,400             539,295
   Tonami Transportation Co., Ltd.                                     165,000             531,486
   Topcon Corp.                                                         78,000             878,935
   Topre Corp.                                                          81,000             464,814
 # Topy Industries, Ltd.                                               351,000           1,075,334
 # Torigoe Co., Ltd.                                                    35,000             154,887
   Torii Pharmaceutical Co., Ltd.                                       44,600             859,669
   Torishima Pump Manufacturing Co., Ltd., Osaka                        47,000             255,363
   Tose Co., Ltd.                                                        9,800             173,091
 # Toshiba Ceramics Co., Ltd.                                          350,000           1,232,366
 # Toshiba Machine Co., Ltd.                                           294,000           1,152,836
 # Toshiba Plant Kensetsu Co., Ltd.                                    139,000             664,817
   Tosho Printing Co., Ltd.                                            103,000             321,838
 * Totenko Co., Ltd.                                                    35,000              65,893
   Totetsu Kogyo Co., Ltd.                                              53,000             199,777
 * Totoku Electric Co., Ltd., Tokyo                                     62,000              90,989
   Tottori Bank, Ltd.                                                  148,000             554,670
 # Touei Housing Corp.                                                  37,800           1,715,359
 * Toukei Computer Co., Ltd.                                             9,100             105,329
   Towa Bank, Ltd.                                                     340,000             799,165
 * Towa Corp.                                                           33,000             368,102
   Towa Meccs Corp.                                                     75,000              75,929
*# Towa Real Estate Development Co., Ltd.                               80,000             209,483
   Toyo Bussan Co., Ltd.                                                24,200             197,145
 * Toyo Communication Equipment Co., Ltd.                               89,000             476,810
*# Toyo Construction Co., Ltd.                                         398,000             385,930
 # Toyo Corp.                                                           49,200             543,989
 # Toyo Electric Co., Ltd.                                              67,000             193,915
*# Toyo Engineering Corp.                                              473,000           1,001,964
*# Toyo Kanetsu KK                                                     220,000             328,089
   Toyo Kohan Co., Ltd.                                                152,000             501,730
 # Toyo Radiator Co., Ltd.                                             118,000             611,637
   Toyo Securities Co., Ltd.                                           113,000             401,066
 * Toyo Shutter Co., Ltd.                                               77,000              82,142
 * Toyo Sugar Refining Co., Ltd.                                        60,000              66,322
 # Toyo Tire & Rubber Co., Ltd.                                        332,000             840,730
   Toyo Wharf & Warehouse Co., Ltd.                                    118,000             201,842
 # Trans Cosmos, Inc.                                                   34,800             916,557
   Trusco Nakayama Corp.                                                52,800             873,858
   Tsubaki Nakashima Co., Ltd.                                          61,000             770,188
   Tsubakimoto Chain Co.                                                98,000             325,148
   Tsubakimoto Kogyo Co., Ltd.                                          44,000              92,220
   Tsudakoma Corp.                                                     101,000             226,050
 * Tsugami Corp.                                                       124,000             281,125
   Tsukamoto Co., Ltd.                                                  44,000              65,806
   Tsukishima Kikai Co., Ltd.                                           70,000             453,133
   Tsurumi Manufacturing Co., Ltd.                                      44,000             235,919
 # Tsutsumi Jewelry Co., Ltd.                                           31,100             916,345
   Tsutsunaka Plastic Industry Co., Ltd.                                52,000             193,687
   Tsuzuki Denki Co., Ltd.                                              36,000     $       146,830
   Tsuzuki Densan Co., Ltd.                                             14,200              65,670
   TYK Corp.                                                            67,000             173,273
   U.Store Co., Ltd.                                                    37,300             325,031
   Ube Material Industries, Ltd.                                       116,000             256,713
   Uchida Yoko Co., Ltd.                                                85,000             314,859
   Ueki Corp.                                                           47,000              77,712
 # Unicafe, Inc.                                                        10,360             142,709
   Unimat Offisco Corp.                                                 32,600             402,797
 * Unitika, Ltd.                                                       756,000             856,467
   U-Shin, Ltd.                                                         32,000             173,962
   Utoc Corp.                                                           68,000             108,626
 * Valor Co., Ltd.                                                       4,000             111,318
   Vital-Net, Inc.                                                      64,800             486,358
   Wakachiku Construction Co., Ltd.                                    206,000             289,337
 # Wakamoto Pharmaceutical Co., Ltd.                                    48,000             142,517
   Wakodo Co., Ltd.                                                      4,600             157,292
   Warabeya Nichiyo Co., Ltd.                                           21,160             260,839
   Watabe Wedding Corp.                                                 11,400             212,142
   Watami Food Service Co., Ltd.                                        64,200             614,634
   Weathernews, Inc.                                                    11,900             120,672
 * Wondertable, Ltd.                                                     8,000               9,644
   Wood One Co., Ltd.                                                   86,000             735,066
   Xebio Co., Ltd.                                                      12,000             354,972
 * XNET Corp.                                                               27             114,824
   Yachiyo Musen Denki Co., Ltd.                                        16,800             105,741
   Yahagi Construction Co., Ltd.                                        59,000             202,566
 # Yaizu Suisankagaku Industry Co., Ltd.                                20,100             176,423
   Yamagata Bank, Ltd.                                                  68,000             297,854
   Yamaichi Electronics Co., Ltd.                                       24,700             243,570
   Yamamura Glass Co., Ltd.                                            189,000             406,506
   Yamatake Corp.                                                       14,300             138,937
 * Yamatane Corp.                                                      131,000             177,000
 # Yamato Corp.                                                         36,000             218,156
   Yamato International, Inc.                                           43,000             252,604
   Yamato Kogyo Co., Ltd.                                              118,000           1,342,161
   Yamaura Corp.                                                        19,000              52,356
   Yamazen Co., Ltd.                                                   140,000             346,483
   Yaoko Co., Ltd.                                                      29,000             630,351
   Yasuda Warehouse Co., Ltd.                                           61,000             308,193
   Yellow Hat, Ltd., Tokyo                                              39,600             351,617
   Yodogawa Steel Works, Ltd.                                          285,000           1,109,037
   Yokogawa Bridge Corp.                                                55,400             244,735
 # Yokohama Reito Co., Ltd.                                             63,000             409,849
   Yokowo Co., Ltd.                                                     32,300             427,381
 # Yomeishu Seizo Co., Ltd.                                             52,000             364,259
   Yomiuri Land Co., Ltd.                                              157,000             516,816
   Yondenko Corp.                                                       63,800             265,233
 # Yonekyu Corp.                                                        41,500             388,779
   Yonex Co., Ltd.                                                      33,000             250,654
 # Yorozu Corp.                                                         34,100             306,772
   Yoshimoto Kogyo Co., Ltd.                                            60,000             558,026
   Yuasa Funashoku Co., Ltd.                                            69,000             150,765
*# Yuasa Trading Co., Ltd.                                             237,000             411,591
*# Yuken Kogyo Co., Ltd.                                                60,000             135,553
   Yuki Gosei Kogyo Co., Ltd.                                           31,000              95,901
   Yukiguni Maitake Co., Ltd.                                           35,600             174,061
   Yuraku Real Estate Co., Ltd.                                         69,000             247,178
   Yurtec Corp.                                                        122,000             536,771
 # Yushin Precision Equipment Co., Ltd.                                 25,740             521,413
   Yushiro Chemical Industry Co., Ltd.                                  10,000             137,208

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 # Zenrin Co., Ltd.                                                     57,200     $       572,844
 # Zensho Co., Ltd.                                                     19,300             353,382
 # Zeria Pharmacetical Co., Ltd.                                        74,000             747,164
   Z-Plus Co., Ltd.                                                     13,000              42,159
 * Zuken, Inc.                                                          13,300             150,650
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $485,137,117)                                                                  427,058,780
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.4%)
 * Japanese Yen
    (Cost $2,019,962)                                                                    2,029,277
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Kanematsu Corp. Warrants 03/31/06
    (Cost $0)                                                           20,125                   0
                                                                                   ---------------
TOTAL -- JAPAN
  (Cost $487,157,079)                                                                  429,088,057
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                     (000)
                                                               ---------------
TEMPORARY CASH INVESTMENTS -- (21.2%)
   Repurchase Agreement, PNC Capital Markets, Inc. 0.89%,
     06/01/04 (Collateralized by $6,127,000 FHLB Notes 3.375%,
     06/15/04, valued at $6,226,564) to be repurchased
     at $6,134,607 (Cost $6,134,000)                              $      6,134           6,134,000
   Repurchase Agreement, Mizuho Securities USA 1.00%, 06/01/04
     (Collateralized by $155,935,428 U.S. Treasury Strips,
     maturities ranging from 11/15/04 to 11/15/15, valued at
     $111,339,286 to be repurchased at $109,285,421
     (Cost $109,273,280)^                                              109,273         109,273,280
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (COST $602,564,359)++                                                            $   544,495,337
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities.
 #  Total or Partial Securities on Loan.
 ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $605,624,329.

                 See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
AUSTRALIA -- (30.1%)
COMMON STOCKS -- (29.6%)
 * A.I., Ltd.                                                          129,195     $        12,469
   A.P. Eagers, Ltd.                                                    25,977             126,237
   AAV, Ltd.                                                           111,200             157,040
 * ABB Grain, Ltd.                                                      13,743              68,827
 # ABC Learning Centres, Ltd.                                          197,376             471,618
 * Acclaim Exploration NL                                              435,905              16,150
 * Adacel Technologies, Ltd.                                           113,249              44,307
   ADCorp Australia, Ltd.                                              119,617              89,610
   Adelaide Bank, Ltd.                                                  37,652             225,115
   Adsteam Marine, Ltd.                                                402,319             424,840
   Adtrans Group, Ltd.                                                  29,000              76,568
 * Agenix, Ltd.                                                        267,186             143,067
 * AGT Biosciences, Ltd.                                                31,650              10,530
   AJ Lucas Group, Ltd.                                                 62,800              78,058
   Alesco Corp., Ltd.                                                   88,492             395,232
 * Alkane Exploration, Ltd.                                            185,165              36,900
 * Allegiance Mining NL                                                274,272              21,547
   Altium, Ltd.                                                        162,100              45,213
   Amalgamated Holdings, Ltd.                                          213,820             488,036
 * Amcom Telecommunications, Ltd.                                      596,711              61,915
 * Amity Oil NL                                                        222,481             104,635
 * Amrad Corp., Ltd.                                                   135,523              80,180
 * Anateus Energy, Ltd.                                                193,687              12,854
 * Anvil Mining NL                                                     343,284             110,217
   APN News & Media, Ltd.                                                    1                   3
   ARB Corporation, Ltd.                                               116,670             303,769
 * Arc Energy NL                                                       321,280             203,911
   Ariadne Australia, Ltd.                                             270,353              55,971
 * Arrow Pharmaceuticals, Ltd.                                          24,872             140,672
   Aspen Group, Ltd.                                                    16,175               1,732
 * Atlas Pacific, Ltd.                                                  82,585              11,786
 * AuIron Energy, Ltd.                                                 709,175              39,529
   Ausdrill, Ltd.                                                      118,742              50,747
 * Ausmelt, Ltd.                                                        36,118              10,314
   Auspine, Ltd.                                                        73,367             175,827
 * Austal, Ltd.                                                        356,800             282,890
 * Austar United Communications, Ltd.                                  653,105             326,369
   Austereo Group, Ltd.                                                230,927             224,062
   Austin Group, Ltd.                                                   70,265              35,058
 * Austral Coal, Ltd.                                                  373,084             148,734
   Australian Agricultural Co., Ltd.                                   344,519             294,725
*# Australian Magnesium Corp., Ltd.                                    332,383               5,906
   Australian Pharmaceutical Industries, Ltd.                          105,318             187,084
   Australian Pipeline Trust                                            96,839             182,749
 * Australian Worldwide Exploration, Ltd.                              465,421             547,629
 * Auto Group, Ltd.                                                     41,309              16,761
 # Autron Corporation, Ltd.                                            989,247             151,853
 # AV Jennings Homes, Ltd.                                             350,188             498,878
   Bank of Queensland, Ltd.                                            216,517           1,495,067
 * BayCorp Advantage, Ltd.                                             100,703             195,243
   Beach Petroleum NL                                                1,898,119             378,892
 * Beaconsfield Gold NL                                                 89,078              31,783
*# Bendigo Mining NL                                                   171,212             136,943
 * Beyond International, Ltd.                                           61,256     $        13,064
 * Biota Holdings, Ltd.                                                 97,808              40,514
   Blackmores, Ltd.                                                     27,894             179,657
 * Blina Diamonds, Ltd.                                                 13,703                   0
   Bolnisi Gold NL                                                     228,822              44,215
   Brazin, Ltd.                                                        159,875             174,427
   Bridgestone Australia, Ltd.                                          49,000              94,346
 * Broadcast Services Australia, Ltd.                                  205,703              33,685
   Burswood, Ltd.                                                      110,988             116,405
 # Cabcharge Austalia, Ltd.                                            196,800             456,438
   Campbell Brothers, Ltd.                                              88,210             405,631
   Candle Australia, Ltd.                                               65,879              74,232
 * Cape Range Wireless, Ltd.                                         1,698,199              63,895
   Capral Aluminium, Ltd.                                              139,483             238,797
   Casinos Austria International, Ltd.                                 258,299             180,565
 * CDS Technologies, Ltd.                                               35,200              50,993
   Cedar Woods Properties, Ltd.                                         50,913              56,353
 * Cellestis, Ltd.                                                     128,411             174,273
   Cellnet Telecommunications Group, Ltd.                               91,100              92,737
 * Centamin Egypt, Ltd.                                                996,437             127,927
   Centennial Coal, Ltd.                                               456,316             940,714
 # Central Equity, Ltd.                                                129,405             188,994
 * Charter Pacific Corp., Ltd.                                          72,823              21,848
 * Charters Towers Gold Mines, Ltd.                                    258,700              24,939
*# Chemeq, Ltd.                                                        120,000             493,206
 * Chiquita Brands South Pacific, Ltd.                                 162,390              74,155
 * Circadian Technologies, Ltd.                                         40,370              61,132
   Citect Corp., Ltd.                                                  109,822             101,772
 * Climax Mining, Ltd.                                                 870,299              55,274
 * Clough, Ltd.                                                        817,737             268,549
 * Clover Corp., Ltd.                                                  159,500              35,850
 * Cluff Resources Pacific NL                                          911,746              17,569
   CMI, Ltd.                                                            32,784              47,284
   Coates Hire, Ltd.                                                   112,949             268,101
   Cochlear, Ltd.                                                       15,767             230,552
   Coffey International, Ltd.                                           13,768              43,721
 # Collection House, Ltd.                                              176,200             183,592
   Colorado Group, Ltd.                                                156,248             537,250
   Commander Communications, Ltd.                                      197,200             215,938
 # Consolidated Minerals, Ltd.                                         258,222             209,613
 * Coplex Resources NL                                                 231,400              14,861
 * Corporate Express Australia, Ltd.                                    44,932             154,040
   Count Financial, Ltd.                                               299,500             175,110
   Coventry Group, Ltd.                                                 60,180             242,680
 * CPI, Ltd.                                                            68,585              32,248
 # Crane Group, Ltd.                                                    96,182             576,841
   Croesus Mining NL                                                   798,235             282,189
   Danks Holdings, Ltd.                                                 10,425              92,522
 * DCA Group, Ltd.                                                     140,312             276,213
 # Devine, Ltd.                                                        168,183              75,598
 * Dioro Exploraration NL                                              297,142              16,966
 * Dominion Mining, Ltd.                                               168,015              57,607
   Downer Group, Ltd.                                                   60,303             135,272
 * Dragon Mining NL                                                    275,761              55,095
 * Emporer Mines, Ltd.                                                 120,600              64,593

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Energy Developments, Ltd.                                           230,514     $       422,841
 * Energy World Corp., Ltd.                                            325,630               4,653
 * Environmental Solutions International, Ltd.                          67,364               5,524
   Equigold NL                                                         225,700             223,869
 * Equinox Resources, Ltd.                                             203,148              47,852
   Evans & Tate, Ltd.                                                  157,591             123,688
   Fantastic Holdings, Ltd.                                            133,100             383,113
   FKP, Ltd.                                                           197,911             379,103
   Fleetwood Corp., Ltd.                                                77,785             413,376
 * Fortescue Metals Group, Ltd.                                        107,508              33,721
   Funtastic, Ltd.                                                     188,261             295,450
   Futuris Corp., Ltd.                                                  86,595              95,780
   Gale Pacific, Ltd.                                                   60,756             117,397
   Gazal Corp., Ltd.                                                    71,177             128,309
 * Giants Reef Mining, Ltd.                                            819,928              46,289
 * Globe International, Ltd.                                           712,348             213,641
 * Gold Aura                                                             2,635                 226
 * Golden West Refining Corp., Ltd.                                     17,330               4,452
 * Goldstream Mining NL                                                105,681              29,415
   Gowing Bros., Ltd.                                                   59,479             100,141
 * Gradipore, Ltd.                                                      86,855              48,452
 * Graincorp, Ltd. Series A                                             78,059             684,428
 * Grand Hotel Group                                                   383,087             188,258
   GRD NL                                                              379,594             468,542
 # Great Southern Plantations, Ltd.                                    373,144             658,721
   Green's Foods, Ltd.                                                 129,747              89,803
   GUD Holdings, Ltd.                                                  114,428             673,452
   Gunns, Ltd.                                                          13,201             125,720
 * Gutnick Resources NL                                                 17,866               2,818
   GWA International, Ltd.                                             153,066             317,714
 * Gympie Gold, Ltd.                                                   302,445             120,861
*# Hardman Resources NL                                                497,372             569,346
   Harvey World Travel, Ltd.                                            52,100              55,089
   Health Communication Network, Ltd.                                  106,000              83,933
   Healthscope, Ltd.                                                   133,652             354,599
 * Henry Walker Eltin Group, Ltd.                                      287,948             205,715
 * Herald Resources, Ltd.                                               69,910              39,409
   HGL, Ltd.                                                            67,969              93,097
 # Hills Industries, Ltd.                                              271,884             717,792
 * Horizon Oil NL                                                      752,832              32,326
 # Housewares International, Ltd.                                      289,080             472,338
   HPAL, Ltd.                                                          193,847             200,463
 * Hutchison Telecommunications (Australia), Ltd.                    1,065,400             208,982
   IInet, Ltd.                                                         136,659             263,469
   Iluka Resources, Ltd.                                               102,672             291,138
 * Imdex, Ltd.                                                         135,662              12,627
 * Incitec Pivot, Ltd.                                                  22,546             289,683
 * Independent Practioner Network, Ltd.                              1,372,241              51,008
 # Infomedia, Ltd.                                                     598,900             362,615
   Institute of Drug Technology Australia, Ltd.                         44,372              62,467
   Integrated Group, Ltd.                                               94,900             124,621
 * Intellect Holdings, Ltd.                                            403,028              25,097
 * International All Sports, Ltd.                                       58,815              22,360
   Investor Group, Ltd.                                                110,445             220,696
   ION, Ltd.                                                           342,085             363,776
   Iress Market Technology, Ltd.                                       176,883             392,353
   IWL, Ltd.                                                           295,600              67,556
 * Ixla, Ltd.                                                           89,921               1,476
 * JDV, Ltd.                                                            84,981     $        36,409
 # Jones (David), Ltd.                                                 658,594             751,700
   Jubilee Mines NL                                                    224,549             563,604
   K&S Corp., Ltd.                                                      86,000             157,616
 * Kagara Zinc, Ltd.                                                   208,900             136,886
   Kaz Group, Ltd.                                                   1,324,705             368,384
 * Keycorp, Ltd.                                                       156,412             152,805
 * Kimberley Diamond Co. NL                                            274,068             254,106
   Kingsgate Consolidated NL                                           136,284             361,278
 * Kresta Holdings, Ltd.                                               185,695              76,905
 * Lakes Oil NL                                                      1,183,489              38,968
   Lemarne Corp., Ltd.                                                  20,790              35,627
 * Leyshon Resources, Ltd.                                             103,357              28,163
   Lighting Corp., Ltd.                                                112,500              60,212
 * LionOre Mining International, Ltd.                                   25,842             117,979
 * Lynas Gold NL                                                       433,768             114,640
 # MacArthur Coal, Ltd.                                                265,423             277,860
 * MacMahon Holdings, Ltd.                                             593,580             116,711
 * Macmin Silver, Ltd.                                                 305,531              32,752
 * Macquarie Corporate Telecommunications, Ltd.                        350,192              57,262
 * Macquarie Goodman Management, Ltd.                                   58,465             135,788
   Magellan Petroleum Australia, Ltd.                                   32,760              27,694
 * Magnesium International, Ltd.                                       656,061              26,681
   Maryborough Sugar Factory, Ltd.                                         600               2,096
 * Matrix Oil NL                                                       557,000              17,489
   MaxiTRANS Industries, Ltd.                                          266,414             133,226
 # McGuigan Simeon Wines, Ltd.                                         258,538             870,860
   McPherson's, Ltd.                                                    69,231             217,068
 * Medica Holdings, Ltd.                                                31,587              13,974
   Melbourne IT, Ltd.                                                   33,350              19,216
 * Metabolic Pharmaceuticals, Ltd.                                     700,000             435,194
*# Metal Storm, Ltd.                                                   791,640             223,809
   Mia Group, Ltd.                                                     237,000             143,508
 # Miller's Retail, Ltd.                                               478,989             485,034
 * Mincor Resources NL                                                 333,960             152,660
   Monadelphous Group, Ltd.                                             18,988              75,186
 * Mosaic Oil NL                                                       387,324              63,289
 * MPI Mines, Ltd.                                                      70,601              70,336
 * MXL, Ltd.                                                           512,804              44,020
 # MYOB, Ltd.                                                          477,320             465,744
   Namoi Cotton Cooperative, Ltd.                                      142,585              42,774
   National Can Industries, Ltd.                                        97,017             100,041
 * Norwood Abbey, Ltd.                                                 245,896             193,522
 * Novogen, Ltd.                                                        53,107             191,902
 * Novus Petroleum, Ltd.                                               288,634             406,086
   Nufarm, Ltd.                                                         66,623             282,721
*# Nylex, Ltd.                                                       1,110,199             213,502
   Oakton, Ltd.                                                         90,396              79,168
 # Oamps, Ltd.                                                         176,480             383,946
*# Orbital Engine Corp., Ltd.                                          537,358              55,547
   OrotonGroup, Ltd.                                                    76,854             146,438
 * Oxiana, Ltd.                                                        170,526             101,556
   Pacific Group, Ltd.                                                  60,747             177,468
   Pacific Hydro, Ltd.                                                 375,596             763,721
 * Palm Springs, Ltd.                                                  222,804              23,961
 * Pan Pacific Petroleum NL                                            327,800              39,684
 * Pan Pharmaceuticals, Ltd.                                           322,766             276,390
 * Panbio, Ltd.                                                         58,078              16,596
 * Payce Consolidated, Ltd.                                             18,000              32,240

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Peppercorn Management Group, Ltd.                                    12,267     $        67,159
*# Peptech, Ltd.                                                       281,015             270,882
 * Perilya Mines NL                                                    263,500             164,949
 * Perseverance Corp., Ltd.                                            917,246             174,373
 * Petsec Energy, Ltd.                                                 203,974             168,403
 * Plantcorp NL                                                          4,329                   0
   Plaspak Group, Ltd.                                                  99,965              66,978
 * PMP, Ltd.                                                           455,871             523,360
 * Polartechnics, Ltd.                                                  43,405              18,592
   Port Bouvard, Ltd.                                                  108,200              96,552
 * Port Douglas Reef Resorts, Ltd.                                     251,655              17,958
   Portman, Ltd.                                                       343,890             412,141
*# PowerTel, Ltd. Series B                                             110,422              83,398
 * Prana Biotechnology, Ltd.                                            96,941              46,144
 * Precious Metals Australia, Ltd.                                      10,606                 492
 * Preston Resources NL                                                 64,000                 594
   Primary Health Care, Ltd.                                           193,456             772,942
   Prime Television, Ltd.                                              210,595             390,632
 * Primelife Corp., Ltd.                                                85,867             111,934
 * Progen Industries, Ltd.                                              24,788              54,895
   Programmed Maintenance Service, Ltd.                                121,686             281,552
   Queensland Cotton Holdings, Ltd.                                     39,866             101,816
 * Quiktrak Networks P.L.C. Entitlement Shares                          23,875                   0
 * Quiktrak Networks, Ltd.                                             740,124                 528
   Ramsay Health Care, Ltd.                                             70,910             271,847
   Raptis Group, Ltd.                                                   12,000               4,301
   Rebel Sport, Ltd.                                                   132,283             257,724
 * Redfire Resources NL                                                859,797             110,614
   Reece Australia, Ltd.                                               159,501             933,954
 * Reinsurance Australia Corp., Ltd.                                   399,993             154,383
 * Reliance Mining, Ltd.                                                91,651              29,373
*# Resolute Mining, Ltd.                                               287,264             257,903
 * Resonance Health, Ltd.                                               29,264               2,914
   RG Capital Radio, Ltd.                                               45,370              92,670
 # Ridley Corp., Ltd.                                                  593,143             542,400
   Roberts, Ltd.                                                        10,418              55,087
 * Roc Oil Co., Ltd.                                                   273,120             299,520
   Rock Building Society, Ltd.                                          11,373              27,928
   Ross Human Directions, Ltd.                                          42,066              20,162
 * Rural Press, Ltd.                                                    38,633             207,654
   S8, Ltd.                                                             80,476              63,232
   Salmat, Ltd.                                                         66,912             166,691
   Schaffer Corp., Ltd.                                                 33,766             328,286
   SDI, Ltd.                                                            40,163             277,709
 * Sedimentary Holdings, Ltd.                                          264,237              41,334
   Select Harvests, Ltd.                                                45,548             211,355
 * Senetas Corp., Ltd.                                                 240,406              10,657
   Servcorp, Ltd.                                                      156,000             222,644
   Seven Network, Ltd.                                                  28,361             103,290
 * SFE Corp., Ltd.                                                      72,967             338,467
 * Silex System, Ltd.                                                  235,100             134,295
   Sims Group, Ltd.                                                     50,097             392,918
   Skilled Engineering, Ltd.                                           147,971             293,281
   Smorgon Steel Group, Ltd.                                           221,547             169,052
 * SMS Management & Technology, Ltd.                                   329,600              68,173
 * Solution 6 Holdings, Ltd.                                           402,138             255,462
 * Sons of Gwalia, Ltd.                                                 76,934             147,803
   Southern Cross Broadcasting (Australia), Ltd.                        33,058             254,470
*# Southern Pacific Petroleum NL                                       698,740     $       119,669
   SP Telecommunications, Ltd.                                         318,303             317,647
   SPC Ardmona, Ltd.                                                   345,724             330,499
   Spotless Group, Ltd.                                                 73,128             258,424
 * St. Barbara Mines, Ltd.                                             375,500              12,872
   Star Games, Ltd.                                                    132,410             101,078
 * Starpharma Holdings, Ltd.                                           107,300              55,835
 * Straits Resources, Ltd.                                             212,913             149,282
 * Strategic Minerals Corp. NL                                         358,100              50,983
 * Strathfield Group, Ltd.                                             336,916              34,843
 * Striker Resources NL                                                435,484              15,528
 # STW Communications Group, Ltd.                                      238,716             536,665
   Sunland Group, Ltd.                                                 349,278             257,357
   Sydney Aquarium, Ltd.                                                49,135             164,775
 * Sydney Gas, Ltd.                                                    351,119             207,711
   Symex Holdings, Ltd.                                                163,000             147,546
   Tandou, Ltd.                                                          3,410               3,858
 * Tap Oil, Ltd.                                                       269,296             280,313
   Technology One, Ltd.                                                587,800             222,027
   Tectonic Resources NL                                               155,738              32,197
 * Television & Media Services, Ltd.                                 2,000,584              42,806
 # Tempo Service, Ltd.                                                 184,359             139,480
   Thakral Holdings Group                                              948,383             439,776
   The Gribbles Group, Ltd.                                            780,300             169,674
   Ticor, Ltd.                                                         455,148             406,719
 # Timbercorp, Ltd.                                                    369,115             357,785
 * Titan Resources NL                                                  188,493              41,642
 * Tooth & Co., Ltd.                                                   153,000              16,312
   Transfield Services, Ltd.                                            75,900             279,114
   Triako Resources, Ltd.                                               25,400              27,313
   Troy Resources NL                                                    72,048             150,669
   Trust Company of Australia, Ltd.                                     41,099             219,978
*# Uecomm, Ltd.                                                        845,897             237,986
 # United Group, Ltd.                                                  170,233             600,613
   UXC, Ltd.                                                           181,293              95,676
 * VeCommerce, Ltd.                                                     13,680              12,875
*# Ventracor, Ltd.                                                     331,714             330,961
 * Victoria Petroleum NL                                               463,964               7,622
 # Villa World, Ltd.                                                   185,574             168,671
*# Village Roadshow, Ltd.                                              591,536             781,303
 * Virotec International NL                                            298,151              95,294
   Vision Systems, Ltd.                                                274,105             168,193
 * Voicenet (Australia), Ltd.                                          495,284              14,844
   Volante Group, Ltd.                                                 125,700             107,562
   Waterco, Ltd.                                                        22,304              38,343
   Watpac, Ltd.                                                        133,333              72,358
   Wattyl, Ltd.                                                        136,317             369,548
 * Webster, Ltd.                                                        33,551              15,829
   Wide Bay Capricorn Building Society, Ltd.                            26,958             127,806
 * Worley Group, Ltd.                                                   32,111              68,580
 * Yates, Ltd.                                                          60,281               1,894
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $57,070,964)                                                                    60,727,898
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.4%)
 * Australian Dollar
    (Cost $736,097)                                                                        732,315
                                                                                   ---------------

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
PREFERRED STOCKS -- (0.1%)
 * Southern Cross Broadcasting (Australia), Ltd. Preferred              11,744     $       100,566
 * Village Roadshow, Ltd. 2% Class A                                    55,477              53,796
                                                                                   ---------------
TOTAL PREFERRED STOCKS
  (Cost $203,293)                                                                          154,362
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Amity Oil, Ltd. Options 09/04/04                                          1                   0
 * Autron Corp., Ltd. 05/27/04                                         229,667               8,195
 * Axon Instruments, Inc. Options 01/02/07                              16,148                   0
 * Gradipore, Ltd. Options 09/01/04                                     17,371               3,967
 * Kimberley Diamond Co. NL Rights                                      34,258                   0
 * Metal Storm, Ltd. Options 08/06/04                                        1                   0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $98)                                                                                12,162
                                                                                   ---------------
TOTAL -- AUSTRALIA
  (Cost $58,010,452)                                                                    61,626,737
                                                                                   ---------------
SINGAPORE -- (25.1%)
COMMON STOCKS -- (25.1%)
 * Acma, Ltd.                                                        3,040,700             115,786
 * Airocean Group, Ltd.                                              1,649,000             334,637
 * Alliance Technology & Development, Ltd.                             156,000               9,631
   Amtek Engineering, Ltd.                                             799,625             541,544
   Apollo Enterprises, Ltd.                                            193,000              50,498
   Armstrong Industrial Corp.                                        1,460,000             132,822
   ASA Group Holdings, Ltd.                                            586,000              96,408
   Ascott Group, Ltd.                                                1,807,250             436,404
   Aussino Group, Ltd.                                                 967,000             319,279
   Benjamin (F.J.) Holdings, Ltd.                                    1,095,000             142,133
 # Beyonics Technology, Ltd.                                         1,556,640             421,182
   Blu Inc. Group, Ltd.                                                729,000             103,124
   Bonvests Holdings, Ltd.                                             825,000             220,498
   Brilliant Manufacturing, Ltd.                                     1,855,000             765,445
 * Broadway Industrial Group, Ltd.                                     461,000              72,902
   Bukit Sembawang Estates, Ltd.                                        71,334             564,216
   Central Properties, Ltd.                                             66,000           1,445,387
   Ch Offshore, Ltd.                                                   823,200             179,034
   Chemical Industries (Far East), Ltd.                                105,910              59,425
 * China Merchants Holdings Pacific, Ltd.                              652,000             208,018
*# Chip Eng Seng Corp., Ltd.                                         1,775,000             157,259
   Chosen Holdings, Ltd.                                             1,284,000             182,413
   Chuan Hup Holdings, Ltd.                                          4,385,000           1,265,685
   Chuan Soon Huat Industrial Group, Ltd.                              614,000             106,666
   CIH, Ltd.                                                           475,542             756,658
 * CK Tang, Ltd.                                                       614,000              98,701
 * Compact Metal Industries, Ltd.                                      643,000              17,122
   Courts Singapore, Ltd.                                              495,000             198,557
 * CSC Holdings, Ltd.                                                  672,000              13,785
   CSE Global, Ltd.                                                  1,262,000             438,533
   CWT Distribution, Ltd.                                              461,500             131,900
 * Eagle Brand Holdings, Ltd.                                        5,158,000             227,990
 # Eastern Asia Technology, Ltd.                                     1,676,600             299,606
*# Eastern Asia Technology, Ltd. Series A                              167,660              37,460
   Eastgate Technology, Ltd.                                           870,000              69,124
 * Econ International, Ltd.                                          2,267,000     $        59,982
   ECS Holdings, Ltd.                                                1,375,000             271,515
   Eng Wah Organisation, Ltd.                                          265,000              47,038
 * Firstlink Investments Corp., Ltd.                                   995,000             149,535
 * Freight Links Express Holdings, Ltd.                              3,368,000             189,467
   Frontline Technologies Corp., Ltd.                                3,170,000             271,534
   Fu Yu Manufacturing, Ltd.                                         1,819,000             941,851
   Fuji Offset Plates Manufacturing, Ltd.                               33,750               5,906
   GB Holdings, Ltd.                                                   200,000              95,049
 # Ges International, Ltd.                                           2,909,000           1,078,544
   GK Goh Holdings, Ltd.                                             1,494,000             693,300
   Goodpack, Ltd.                                                    1,592,000             885,491
   GP Industries, Ltd.                                               1,516,000             891,683
   Guocoland, Ltd.                                                   1,215,000             756,745
   Hiap Moh Corp., Ltd.                                                 34,874               6,170
   Ho Bee Investment, Ltd.                                             761,000             118,308
   Hong Fok Corp., Ltd.                                              1,796,000             277,318
   Hong Leong Asia, Ltd.                                             1,048,000           1,010,952
 * Horizon Education & Technologies, Ltd.                            2,054,000             145,794
   Hotel Grand Central, Ltd.                                           875,280             182,475
   Hotel Plaza, Ltd.                                                 1,189,000             389,270
   Hotel Properties, Ltd.                                            1,675,000           1,004,983
   Hour Glass, Ltd.                                                    298,000             105,807
 # HTL International Holdings, Ltd.                                  1,471,875             934,325
   Huan Hsin Holdings, Ltd.                                          1,138,400             630,678
   Hup Seng Huat, Ltd.                                                 900,200             100,790
   Hwa Hong Corp., Ltd.                                              2,488,000             679,683
 # IDT Holdings, Ltd.                                                  718,000             900,025
 * Inno-Pacific Holdings, Ltd.                                         680,000              10,080
 # Innovalues Precision, Ltd.                                          520,000             218,643
   International Factors (Singapore), Ltd.                             290,000              89,154
 * Internet Technology Group, Ltd.                                     874,408              25,730
 * Interra Resources, Ltd.                                             185,430              20,753
 * Intraco, Ltd.                                                       292,500              68,893
   Isetan (Singapore), Ltd.                                            122,500             206,375
 # Jaya Holdings, Ltd.                                               2,733,000           1,325,520
   JK Yaming International, Ltd.                                       907,000             204,794
   Jurong Cement, Ltd.                                                 132,500              71,057
   Jurong Engineering, Ltd.                                            137,000             193,611
 # Jurong Technologies Industrial Corp., Ltd.                        1,446,000           1,187,135
 * K1 Ventures, Ltd.                                                 5,340,500             818,256
   Keppel Telecommunications and Transportation, Ltd.                2,058,000             971,475
   Khong Guan Flour Milling, Ltd.                                       19,000              18,133
   Kian Ann Engineering, Ltd.                                          868,000              97,405
   Kian Ho Bearings, Ltd.                                              521,000              58,568
   Koh Brothers, Ltd.                                                1,494,000              87,616
 * L & M Group Investments, Ltd.                                     7,107,100              62,682
   Labroy Marine, Ltd.                                               3,343,000             923,029
 * Lantrovision (S), Ltd.                                            1,117,500              65,987
   Lee Kim Tah Holdings, Ltd.                                        1,600,000             231,517
 * Leong Hin Holdings, Ltd.                                            526,000              38,587
 * Liang Huat Aluminum, Ltd.                                         1,477,000              43,810
 * Lion Asiapac, Ltd.                                                  473,000              36,497
   Low Keng Huat Singapore, Ltd.                                       372,000              94,293
   Lum Chang Holdings, Ltd.                                          1,134,030             141,690
 # Magnecomp International, Ltd.                                       931,000             293,955
 * Manufacturing Integration Technology, Ltd.                          588,000              66,178

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   MCL Land, Ltd.                                                    1,427,000     $     1,150,612
 * Mediaring.Com, Ltd.                                               3,410,000             300,644
   Metro Holdings, Ltd.                                              2,256,960             651,732
   MMI Holdings, Ltd.                                                1,994,000             351,954
   Multi-Chem, Ltd.                                                  1,263,000             238,193
   Nera Telecommunications, Ltd.                                     1,450,000             456,345
   New Toyo Intenational Holdings, Ltd.                              1,043,000             365,915
   Norelco Centreline Holdings, Ltd.                                   941,000             642,079
 * Orchard Parade Holdings, Ltd.                                     1,084,022             257,920
 # Osim International, Ltd.                                          1,638,000           1,044,311
   Ossia International, Ltd.                                           708,000              79,706
   Pan-United Corp., Ltd.                                            2,193,000             469,936
 * Pan-United Marine, Ltd.                                           1,096,500             193,415
   PCI, Ltd.                                                           734,000             328,371
   Pentex-Schweizer Circuits, Ltd.                                   1,240,000             218,625
   Pertama Holdings, Ltd.                                              459,750              77,112
   Popular Holdings, Ltd.                                            1,813,000             494,493
 # PSC Corp., Ltd.                                                   4,088,000             276,698
   Qian Hu Corp., Ltd.                                                 408,200             150,371
   Robinson & Co., Ltd.                                                284,832             962,380
   Rotary Engineering, Ltd.                                          1,624,000             473,532
 * San Teh, Ltd.                                                       838,406             236,230
   SBS Transit, Ltd.                                                 1,011,000             892,027
   Sea View Hotel, Ltd.                                                 66,000             161,799
 * Seatown Corp., Ltd.                                                 101,000               1,782
   Sembawang Kimtrans, Ltd.                                          1,295,000             114,613
   Sin Soon Huat, Ltd.                                               1,307,000              50,004
   Sing Investments & Finance, Ltd.                                     94,500              92,116
 # Singapore Food Industries, Ltd.                                   1,707,000             812,794
   Singapore Reinsurance Corp., Ltd                                  1,540,935             231,742
 * Singapore Shipping Corp., Ltd.                                    1,930,000             334,985
   Singapura Finance, Ltd.                                             139,250             111,499
   SMB United, Ltd.                                                  2,010,000             216,110
   SNP Corp., Ltd.                                                     466,495             274,687
 * SP Corp., Ltd.                                                      454,000              18,530
   Ssangyong Cement (Singapore), Ltd.                                  236,000             143,142
   Stamford Land Corp., Ltd.                                         3,229,000             437,337
   Straits Trading Co., Ltd.                                         1,117,200           1,241,084
 * Sunright, Ltd.                                                      378,000              91,926
   Superbowl Holdings, Ltd.                                            490,000              67,705
   Superior Metal Printing, Ltd.                                       490,500              58,930
 * Thakral Corp., Ltd.                                               6,028,000             514,313
   Tiong Woon Corp. Holding, Ltd.                                      906,000             199,886
 * Transmarco, Ltd.                                                    106,500              60,359
   Trek 2000 International, Ltd.                                     1,004,000             346,459
   TSM Resources, Ltd.                                               1,502,000             301,163
*# TT International, Ltd.                                            1,758,000             315,562
 * Tuan Sing Holdings, Ltd.                                          3,362,000             176,912
 * Ultro Technologies, Ltd.                                            530,000              43,883
 # Unisteel Technology, Ltd.                                           974,000             698,596
   United Engineers, Ltd.                                              846,666             772,988
   United Overseas Insurance, Ltd.                                     125,500             258,235
   United Pulp & Paper Co., Ltd.                                       354,000              99,991
   UOB-Kay Hian Holdings, Ltd.                                       1,602,000             919,393
   Vicom, Ltd.                                                         120,000              66,202
   WBL Corp., Ltd.                                                     647,000           1,165,218
 * Xpress Holdings, Ltd.                                             1,392,000              48,820
 * Yongnam Holdi                                                     1,004,000              11,877
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $57,015,596)                                                                    51,488,716
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
    (Cost $52,992)                                                                 $        53,455
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Acma, Ltd. Warrants 11/16/04
    (Cost $0)                                                          236,300                 695
                                                                                   ---------------
TOTAL -- SINGAPORE
  (Cost $57,068,588)                                                                    51,542,866
                                                                                   ---------------
HONG KONG -- (24.5%)
COMMON STOCKS -- (24.5%)
 * 139 Holdings, Ltd.                                                6,200,000              19,761
   ABC Communications (Holdings), Ltd.                                 930,000              52,479
   Aeon Credit Service (Asia) Co., Ltd.                                740,000             445,749
   ALCO Holdings, Ltd.                                                 740,000             199,247
 * Allan International Holdings, Ltd.                                  592,000             103,420
 * Allied Group, Ltd.                                                5,592,000             459,039
 * Allied Properties, Ltd.                                             802,600             321,536
 * Anex International Holdings, Ltd.                                   152,000               2,229
 * Applied International Holdings, Ltd.                              1,243,000              17,379
 * APT Satellite Holdings, Ltd.                                        599,000             134,049
 * Artel Solutions Group Holdings, Ltd.                              2,315,000              86,925
   Arts Optical International Holdings, Ltd.                           468,000             149,973
   Asia Aluminum Holdings, Ltd.                                        196,000              21,384
 * Asia Commercial Holdings, Ltd.                                       72,800               4,022
   Asia Financial Holdings, Ltd.                                     1,976,908             438,955
 * Asia Logistics Technologies, Ltd.                                 2,214,000               6,286
   Asia Satellite Telecommunications Holdings, Ltd.                     42,500              66,271
 * Asia Standard International Group, Ltd.                           6,780,000             252,465
 * Asia Tele-Net & Technology Corp., Ltd.                              521,000              15,590
   Associated International Hotels, Ltd.                               898,000             707,172
   Automated Systems Holdings, Ltd.                                    340,000              58,738
   Baltrans Holdings, Ltd.                                             376,000             104,876
 * Beijing Development (Hong Kong), Ltd.                               166,000              27,878
 * Bossini International Holdings, Ltd.                                900,750             131,780
   Bright International Group, Ltd.                                    710,000              77,333
   Cafe de Coral Holdings, Ltd.                                         90,000              83,145
 * Capital Prosper, Ltd.                                               480,000               2,615
 * Capital Strategic Investment, Ltd.                                  122,000               3,176
 * Cash Financial Services Group, Ltd.                                  27,018               1,059
 * Casil Telecommunications Holdings, Ltd.                           1,420,000              71,906
 * Catic International Holdings, Ltd.                                5,332,000              96,515
   CCT Telecom Holdings, Ltd.                                          472,970              63,003
 * CEC International Holdings, Ltd.                                    210,000               4,048
 * Celestial Asia Securities Holdings, Ltd.                            426,036              26,818
 * Central China Enterprises, Ltd.                                      21,040               7,503
 # Champion Technology Holdings, Ltd.                                1,329,386             213,192
   Chaoda Modern Agriculture (Holdings), Ltd.                          364,000             112,305
   Chen Hsong Holdings, Ltd.                                         1,210,000             713,806
   Cheuk Nang (Holdings), Ltd.                                         112,501              31,659
 * Cheung Tai Hong Holdings, Ltd.                                      100,920               3,689
   Chevalier International Holdings, Ltd                               441,482             265,753

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Chevalier Itech Holdings, Ltd.                                      355,250     $        41,938
 * China Aerospace International Holdings, Ltd.                      3,384,000             201,727
 * China Bio-Medical Group Limited                                     415,000               7,987
 * China City Natural Gas Holdings, Ltd.                            10,488,000              28,200
 * China Digicontent Co., Ltd.                                       2,710,000               3,477
 * China Everbright International, Ltd.                              3,945,000             209,780
 * China Everbright Technology, Ltd.                                 3,244,000             133,243
 * China Gas Holdings, Ltd.                                          2,026,000             156,267
   China Hong-Kong Photo Products Holdings, Ltd.                     1,909,000             117,648
 # China Insurance International Holdings Co., Ltd.                    198,000              93,954
 * China Investments Holdings, Ltd.                                    210,000               4,527
 * China Motion Telecom International, Ltd.                            257,000              16,398
   China Motor Bus Co., Ltd.                                            74,000             467,708
 * China Nan Feng Group, Ltd.                                           28,800                 240
   China National Aviation Co., Ltd.                                   278,000              47,747
   China Online (Bermuda), Ltd.                                        423,200              54,098
   China Pharmaceutical Enterprise and Investment Corp., Ltd.          206,000              62,154
   China Rare Earth Holdings, Ltd.                                   1,180,000             158,898
   China Resources Land, Ltd.                                        2,658,000             353,609
   China Resources Logic, Ltd.                                       3,796,000             428,176
 * China Rich Holdings, Ltd.                                         3,380,000              17,625
 * China Sci-Tech Holdings, Ltd.                                     2,786,000               7,138
 * China Star Entertainment, Ltd.                                      440,292              44,599
 * China Strategic Holdings, Ltd.                                    1,368,500              82,400
 # China Travel International Investment, Ltd.                         624,000             109,640
   Chinney Investments, Ltd.                                         1,144,000              84,818
   Chow Sang Sang Holdings International, Ltd.                         721,400             222,033
   Chuangs China Investments, Ltd.                                   1,347,000              61,292
 * Chuang's Consortium International, Ltd.                           1,858,884             108,654
   Chun Wo Holdings, Ltd.                                            1,671,917             173,552
   Chung Tai Printing Holdings, Ltd.                                   548,000              87,842
 * CITIC 21CN Co., Ltd.                                                178,000              19,631
 * CITIC Resources Holdings, Ltd.                                      492,000              57,559
   City e Solutions, Ltd.                                              186,000              19,989
 # City Telecom (H.K.), Ltd.                                         1,070,000             202,454
 * Clear Media, Ltd.                                                    75,000              66,357
 * Climax International Co., Ltd.                                      296,000               1,060
   CNPC (Hong Kong), Ltd.                                              640,000              82,944
 * CNT Group, Ltd.                                                   3,078,000              96,705
 * Coastal Greenland, Ltd.                                           2,440,000              51,308
 * Compass Pacific Holdings, Ltd.                                      624,000              19,867
 * Computer & Technologies Holdings, Ltd.                              432,000              77,595
   Continental Holdings, Ltd.                                           98,825               9,194
   Continental Mariner Investment Co., Ltd.                          1,328,000             232,635
 * COSCO International Holdings, Ltd.                                2,573,600             353,718
 # Coslight Technology International Group, Ltd.                       626,000             224,919
 * Cosmos Machinery Enterprises, Ltd.                                1,024,000              44,672
 * Crocodile Garments, Ltd.                                          1,539,000              51,164
   Cross Harbour Tunnel Co., Ltd.                                      381,725             197,382
*# Culturecom Holdings, Ltd.                                         3,767,000             219,589
 * Dah Hwa International Holdings, Ltd.                              1,062,000     $        21,429
 * Dan Form Holdings Co., Ltd.                                       2,386,600              92,741
   Daqing Petroleum & Chemical Group, Ltd.                           1,375,000              74,216
   Dickson Concepts International, Ltd.                                453,000             401,469
   Digital China Holdings, Ltd.                                      1,416,000             408,522
 * DVN Holdings, Ltd.                                                  744,490             200,403
 * Dynamic Global Holdings, Ltd.                                     3,522,000              35,443
   Dynamic Holdings, Ltd.                                              244,000              27,717
 * Easyknit International Holdings, Ltd.                               282,860               3,612
*# Eforce Holdings, Ltd.                                             2,620,000              67,232
   Egana Jewelry and Pearls                                            331,789              63,794
 # Eganagoldfeil Holdings Ltd                                        2,017,235             403,833
   Elec & Eltek International Holdings, Ltd.                         3,078,790             553,728
 * Emperor International Holdings, Ltd.                                 90,436              46,519
 * e-New Media Co., Ltd.                                               320,000               8,793
 * eSun Holdings, Ltd.                                                 653,600              25,881
 * Extrawell Pharmaceutical Holdings, Ltd.                           3,220,000             118,260
 * Ezcom Holdings, Ltd.                                                 72,576               3,243
 * Fairwood Holdings, Ltd.                                              42,600               8,654
 # Far East Consortium International, Ltd.                           1,914,086             316,684
 * Far East Hotels & Entertainment, Ltd.                             1,853,000              73,443
   Far East Pharmaceutical Technology Co., Ltd.                      3,216,000             370,861
   First Sign International Holdings, Ltd.                           1,424,000              50,365
   Fong's Industries Co., Ltd.                                          74,000              60,243
 * Forefront International Holdings, Ltd.                              658,000              48,122
 * Fortuna International Holdings, Ltd.                              9,344,000              16,744
 * Foundation Group, Ltd.                                               83,800               1,083
 * Founder Holdings, Ltd.                                            1,854,000             201,747
   Fountain Set Holdings, Ltd.                                         134,000              98,031
   Four Seas Frozen Food Holdings, Ltd.                                347,184              54,738
   Four Seas Mercantile Holdings, Ltd.                                 592,000             212,679
 * Fujian Holdings, Ltd.                                               237,800               5,480
   Fujikon Industrial Holdings, Ltd.                                   532,000              67,965
 * Fushan Holdings, Ltd.                                             2,566,000              97,112
 * GeoMaxima Energy Holdings, Ltd.                                   5,810,000              86,039
   Global China Group Holdings, Ltd.                                 3,022,000             170,485
   Global Green Tech Group, Ltd.                                     1,336,000             116,557
 * Global Tech (Holdings), Ltd.                                      5,612,000              61,329
   Glorious Sun Enterprises, Ltd.                                    1,650,000             486,839
   Gold Peak Industries (Holdings), Ltd.                             1,059,250             312,469
 * Goldbond Group Holdings, Ltd. New                                 2,609,500              46,919
   Golden Resources Development International, Ltd.                  1,456,500              62,654
 * Gold-Face Holdings, Ltd.                                          2,003,600             138,819
   Goldlion Holdings, Ltd.                                           1,438,000             110,570
   Golik Holdings, Ltd.                                                930,500              38,197
   Good Fellow Group, Ltd.                                           3,488,000             158,875
 * Gorient Holdings, Ltd.                                                7,370                 101
 * Great Wall Cybertech, Ltd.                                       15,795,170              20,266
   Group Sense (International), Ltd.                                 2,062,000             222,090
   Guangdong Brewery Holdings, Ltd.                                  2,212,000             502,623
 * Guangnan Holdings, Ltd.                                          14,216,000             218,787
   Guangzhou Investment Co., Ltd.                                    1,070,000              96,552
 * Guo Xin Group, Ltd.                                               3,640,000              42,383
 * Guorun Holdings Ltd                                                 230,000              20,979
   GZI Transport, Ltd.                                               1,820,000             513,512

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Hang Fung Gold Technology, Ltd.                                     762,000     $       125,921
   Hang Ten Group Holdings, Ltd.                                       585,039                 900
   Hanny Holdings, Ltd.                                                186,658              74,426
 * Hansom Eastern Holdings, Ltd.                                     3,473,235              24,360
   Harbour Centre Development, Ltd.                                    517,000             511,010
   Harbour Ring International Holdings, Ltd.                           636,000              57,889
 * Hen Fung Holdings, Ltd.                                           1,740,000              33,600
   Henderson China Holdings, Ltd.                                      815,000             391,895
   Hengan International Group Co., Ltd.                                 98,000              57,373
   High Fashion International, Ltd.                                    268,000              39,913
 * HKR International, Ltd.                                           1,884,860             568,172
 * Hon Kwok Land Investment Co., Ltd                                   572,535             104,432
   Hong Kong Catering Management, Ltd.                                 512,000              56,029
 * Hong Kong Construction Holdings, Ltd.                               970,000              59,028
   Hong Kong Ferry (Holdings) Co., Ltd.                                671,300             667,260
 * Hong Kong Parkview Group, Ltd.                                    1,130,000              72,493
 * Hong Kong Pharmaceuticals Holdings, Ltd.                          1,834,000              55,062
   Hongkong Chinese, Ltd.                                            2,126,000             272,285
 * Hop Hing Holdings, Ltd.                                             660,265              25,415
   Hopson Development Holdings, Ltd.                                 1,246,000             320,370
 * Hsin Chong Construction Group, Ltd.                               1,569,658              69,431
 * Huabao International Holdings, Ltd.                                  19,300               3,226
 * Hualing Holdings, Ltd.                                            1,344,000              39,410
   Hung Hing Printing Group, Ltd.                                       34,000              25,504
 * Hycomm Wireless, Ltd.                                             4,709,000              51,497
   I-Cable Communications, Ltd.                                        191,000              73,386
 * I-China Holdings, Ltd.                                            3,757,566               8,196
   IDT International, Ltd.                                           4,028,486             919,340
 * Imagi International Holdings, Ltd.                                  137,400              24,612
 * Innomaxx Biotechnology Group, Ltd.                                3,050,000              62,868
 * Interchina Holdings Co., Ltd.                                     8,130,000             217,994
 * Inworld Group, Ltd.                                                   2,036                  12
 * ITC Corp., Ltd.                                                     466,157              19,204
   JCG Holdings, Ltd.                                                   84,000              60,215
 * Junefield Department Store Group, Ltd.                              256,000               3,365
   K Wah International Holdings, Ltd.                                3,009,831             478,552
   K. Wah Construction Materials, Ltd.                               2,404,949             215,981
 * Kader Holdings Co., Ltd.                                            545,600              10,565
   Karrie International Holdings, Ltd.                                 488,000             126,823
   Keck Seng Investments (Hong Kong), Ltd.                             858,600             142,917
   Kee-Shing Holdings Co., Ltd.                                        886,000              71,487
   Kin Yat Hldgs                                                       586,000              84,973
 * King Fook Holdings, Ltd.                                          1,000,000              51,187
 * King Pacific International Holdings, Ltd.                         1,404,200              21,980
   Kingdee International Software Group Co., Ltd.                      638,000             216,636
   Kingmaker Footwear Holdings, Ltd.                                 1,058,750             383,203
 * Kong Sun Holdings, Ltd.                                           2,198,000               6,750
   Kowloon Development Co., Ltd.                                       604,000             484,848
 * KPI Co., Ltd.                                                       264,000               3,328
   KTP Holdings, Ltd.                                                  560,400              53,883
 * Kwong Sang Hong International, Ltd.                               1,434,000             123,220
   Kwoon Chung Bus Holdings, Ltd.                                      556,000              80,830
 * Lai Sun Development Co., Ltd.                                     7,592,000             149,482
 * Lai Sun Garment (International), Ltd.                             2,325,000     $        90,985
   Lam Soon (Hong Kong), Ltd.                                          302,310              99,761
 * Le Saunda Holdings, Ltd.                                            236,000              13,195
 * Leadership Publishing Group, Ltd.                                   250,511               2,114
 * Leading Spirit High-Tech Holdings Co., Ltd.                       2,310,000               2,964
   Lerado Group (Holding) Co., Ltd.                                  1,048,000             184,290
 * LifeTec Group, Ltd.                                               1,383,000              30,515
 * Lippo, Ltd.                                                       1,074,760             263,972
   Liu Chong Hing Bank, Ltd.                                            73,000              92,202
   Liu Chong Hing Investment, Ltd.                                     635,200             401,039
   Luk Fook Holdings (International), Ltd.                             690,000             110,570
   Luks Industrial Group, Ltd.                                         645,555             104,231
   Lung Kee (Bermuda) Holdings, Ltd.                                 1,071,875             456,142
 * MACRO-LINK International Holdings, Ltd.                           1,036,250              29,360
 * Mae Holdings, Ltd.                                                2,220,000               4,006
 * Magnificent Estates, Ltd.                                         8,368,000              59,281
 * Magnum International Holdings, Ltd.                                 300,000               3,849
   Mainland Headwear Holdings, Ltd.                                    410,000             131,396
 * Mansion House Group, Ltd.                                         1,820,000              70,741
   Matrix Holdings, Ltd.                                               402,000              90,058
 * Mei Ah Entertainment Group, Ltd.                                  1,142,000              39,767
   Melbourne Enterprises, Ltd.                                          45,500             175,137
   Midas International Holdings, Ltd.                                  774,000              55,565
   Midland Realty (Holding), Ltd.                                    1,110,000             263,766
 * Millennium Group, Ltd.                                            1,392,000              19,370
 * Min Xin Holdings, Ltd.                                              753,200             126,666
   Miramar Hotel & Investment Co., Ltd.                                 84,000              79,508
 * Morning Star Resources, Ltd.                                      1,845,000              13,087
   Moulin International Holdings, Ltd.                                 699,274             441,817
   Nanyang Holdings, Ltd.                                              137,500             133,405
 * National Electronics Holdings, Ltd.                               2,156,000              70,526
 * New China Merchants Dichain                                       7,160,000              99,199
   New Island Printing Holdings, Ltd.                                  176,000              15,356
 * New World China Land, Ltd.                                          222,000              53,483
 * New World Cyberbase, Ltd.                                            25,220                  94
 * New World TMT, Ltd.                                               1,380,600             145,651
   Newocean Green Energy Holdings, Ltd.                              3,931,200              69,054
 * Next Media, Ltd.                                                    220,000              74,810
   Ngai Lik Industrial Holdings, Ltd.                                1,556,000             604,212
*# Onfem Holdings, Ltd.                                              1,266,000              97,211
   Orient Power Holdings, Ltd.                                         804,000             106,200
 * Oriental Metals, Ltd.                                               711,780             233,907
   Oriental Press Group, Ltd.                                          230,000              78,972
   Oriental Watch Holdings, Ltd.                                       398,000              72,420
 # Pacific Andes International Holdings, Ltd.                        1,172,000             193,923
 # Pacific Century Insurance Holdings, Ltd.                          1,272,000             480,613
 * Pacific Plywood Holdings, Ltd.                                    4,430,000              23,975
   Paul Y. ITC Construction Holdings, Ltd.                           2,262,856             189,243
   Peace Mark Holdings, Ltd.                                         1,120,514             215,741
   Pegasus International Holdings, Ltd.                                226,000              34,499
   Perfectech International Holdings, Ltd.                             571,450              58,726
   Pico Far East Holdings, Ltd.                                      1,190,000              77,934
   Playmates Holdings, Ltd.                                          2,223,000             288,430

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Pokfulam Development Co., Ltd.                                      234,000     $        73,461
 * Poly Investments Holdings, Ltd.                                   2,670,000              62,709
   Prime Success International Group, Ltd.                           2,366,000             135,395
 # Proview International Holdings, Ltd.                                944,000             217,885
*# QPL International Holdings, Ltd.                                  1,191,000             296,222
   Quality Healthcare Asia, Ltd.                                       133,800              30,815
 * Rainbow International Holdings, Ltd.                                  2,036                  20
   Raymond Industrial, Ltd.                                            605,400             213,396
*# Regal Hotels International Holdings, Ltd.                        11,656,000             361,078
 * Rexcapital International Holdings, Ltd.                           1,272,905              14,487
 * Riche Multi-Media Holdings, Ltd.                                    706,000             296,726
 * Rivera Holdings, Ltd.                                             3,620,000             116,128
 * Riverhill Holdings, Ltd.                                              2,036                  28
   Road King Infrastructure, Ltd.                                      449,000             331,137
 * Roadshow Holdings, Ltd.                                           1,456,000             143,628
   S.A.S.Dragon Holdings, Ltd.                                       1,696,000             199,825
   SA SA International Holdings, Ltd.                                1,872,000             694,145
   Safety Godown Co., Ltd.                                             408,000             146,576
   Saint Honore Holdings, Ltd.                                         128,000              22,909
 * San Miguel Brewery Hong Kong, Ltd.                                  612,800             130,474
   SCMP Group, Ltd.                                                    224,000              89,701
   Sea Holdings, Ltd.                                                  832,000             203,593
 * Seapower Resources International, Ltd.                              151,680               1,741
 * SEEC Media Group, Ltd.                                            2,550,000             158,831
   Shanghai Allied Cement, Ltd.                                      1,152,080              75,647
 * Shanghai Century Holdings, Ltd.                                   7,142,000             130,259
 * Shanghai Land Holdings, Ltd.                                      1,464,000              64,805
 # Shanghai Real Estates, Ltd.                                       2,234,000             177,317
   Shaw Brothers Hong Kong, Ltd.                                       134,000             130,666
   Shell Electric Manufacturing (Holdings) Co., Ltd.                   730,792             164,875
   Shenyin Wanguo (Hong Kong), Ltd.                                    847,500              90,002
   Shenzhen International Holdings, Ltd.                             1,682,500              59,410
   Shougang Concord Century Holdings, Ltd.                           1,676,000             184,717
 * Shougang Concord Grand (Group), Ltd.                              1,701,000             125,867
 * Shougang Concord International Enterprises Co., Ltd.              4,166,000             205,313
 * Shougang Concord Technology Holdings, Ltd.                        2,639,809             219,242
 * Shui On Construction & Materials, Ltd.                              468,000             404,987
 * Shun Ho Resources Holdings, Ltd.                                    483,000              20,451
 * Shun Ho Technology Holdings, Ltd.                                 1,037,452              45,660
   Silver Grant International Industries, Ltd.                       2,087,000             433,257
 * Sincere Co., Ltd.                                                   505,500              24,245
 # Singamas Container Holdings, Ltd.                                   838,000             429,203
   Sino Golf Holdings, Ltd.                                            438,000              80,335
 * Sinocan Holdings, Ltd.                                              350,000               1,751
 * Sino-I.com, Ltd.                                                 19,383,158             359,196
   Sinolink Worldwide Holdings, Ltd.                                 3,933,600             458,712
   Sinopec Kantons Holdings, Ltd.                                    1,638,000             220,595
 * Skynet (International Group) Holdings, Ltd.                         244,240                 313
   SNP Leefung Holdings, Ltd.                                          144,000              22,182
 * Softbank Investment International (Strategic), Ltd.               7,398,000     $        98,715
 * Solartech International Holdings, Ltd.                               49,600               2,058
   South China Brokerage Co., Ltd.                                   4,872,000              30,161
   South China Industries, Ltd.                                      1,124,000              64,018
   Southeast Asia Properties & Finance, Ltd.                           263,538              37,052
   Starlight International Holdings, Ltd. (New)                      1,311,292             185,598
   Starlite Holdings, Ltd.                                             694,000              74,741
 * Stelux Holdings International, Ltd.                               1,307,702              46,509
 * Styland Holdings, Ltd.                                              101,808                 327
   Sun Hing Vision Group Holdings, Ltd.                                358,000             159,326
   Sun Hung Kai & Co., Ltd.                                          2,048,600             481,464
 * Sun Innovation Holdings, Ltd.                                     1,420,360               3,271
 * Sun Media Group Holdings, Ltd.                                    9,814,000              35,140
 * Sunday Communications, Ltd.                                       4,441,000             282,279
   Sunway International Holdings, Ltd.                                 866,000              30,261
 * Suwa International Holdings, Ltd.                                 1,062,000              26,498
 * Tack Hsin Holdings, Ltd.                                            542,000               9,385
   Tai Cheung Holdings, Ltd.                                         1,013,000             370,839
   Tai Fook Securities Group, Ltd.                                     590,000              91,633
   Tai Sang Land Development, Ltd.                                     471,984             122,455
   Tak Shun Technology Group, Ltd.                                   2,088,000              82,991
   Tak Sing Alliance Holdings, Ltd.                                  2,909,865             100,609
 # Tan Chong International, Ltd.                                       666,000             128,033
   TCC International Holdings, Ltd.                                  1,124,000             195,914
 * Technology Venture Holdings, Ltd.                                   586,000              16,665
 * Termbray Industries International (Holdings), Ltd.                2,304,900             124,269
   Tern Properties Co., Ltd.                                            61,200              12,564
 * The Sun's Group, Ltd.                                            17,004,000              21,817
 * Tian An China Investments Co., Ltd.                               1,238,275             294,659
   Tian Teck Land, Ltd.                                              1,098,000             315,996
 # Tianjin Development Holdings, Ltd.                                1,118,000             387,626
 * Titan Petrochemicals Group, Ltd.                                    640,000              44,324
 * Tomorrow International Holdings, Ltd. New                           165,000              21,276
   Tonic Industries Holdings., Ltd.                                    920,000              49,443
   Top Form International, Ltd.                                      1,586,000             243,591
 * Tristate Holdings, Ltd.                                             138,000              23,903
   Truly International Holdings, Ltd.                                   66,000              90,963
   Tungtex (Holdings) Co., Ltd.                                        788,000             293,403
 * Tysan Holdings, Ltd.                                              1,040,773              40,643
 * U-Cyber Technology Holdings, Ltd.                                   432,800               8,226
 * United Power Investment, Ltd.                                     1,664,000              32,486
 * Universal Holdings Ltd                                            2,770,000              22,738
 * Universe International Holdings, Ltd.                               573,339               4,777
   U-Right International Holdings, Ltd.                              2,040,000              91,598
   USI Holdings, Ltd.                                                  928,999             113,098
 # Van Shung Chong Holdings, Ltd.                                      359,335              66,364
 * Vanda Systems & Communications Holdings, Ltd.                     2,534,000             148,934
 # Varitronix International, Ltd.                                      507,344             500,751
   Veeko International Holdings, Ltd.                                1,420,000              32,795
   Victory City International Holdings, Ltd.                           839,768             328,303
   Vitasoy International Holdings, Ltd.                              1,423,000             325,008
 * Wah Ha Realty Co., Ltd.                                             278,600              42,538
 * Wah Nam International                                                38,696                 853
   Wai Kee Holdings, Ltd.                                            1,265,738             214,928

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Wang ON Group Ltd New                                                47,897     $         5,836
   Wellnet Holdings, Ltd.                                            2,059,200              97,721
 * Winfoong International, Ltd.                                      1,210,000              32,527
   Wing On Co. International, Ltd.                                     565,000             579,375
   Wing Shan International, Ltd.                                       896,000              46,593
 * Winsan China Investment Group, Ltd.                               1,296,000              49,585
   Wong's International (Holdings), Ltd.                               737,641              89,850
 * Wonson International Holdings, Ltd.                               4,040,000              10,342
   World Houseware (Holdings), Ltd.                                    605,700              23,691
*# Xinao Gas Holdings, Ltd.                                          1,094,000             515,681
   Y. T. Realty Group, Ltd.                                            965,000              57,287
   Yangtzekiang Garment Manufacturing Co., Ltd.                        405,000              75,657
 * Yanion International Holdings, Ltd.                                 118,000               8,898
 * Yaohan International Holdings, Ltd.                                 974,000                   0
 * Yau Lee Holdings, Ltd.                                              534,000              26,338
   YGM Trading, Ltd.                                                   228,000             134,437
   Yip's Chemical Holdings, Ltd.                                       674,000             136,687
   Yugang International, Ltd.                                       11,916,000             113,072
 * Yunnan Enterprises Holdings, Ltd.                                   240,000              12,284
 * Zhu Kuan Development Co., Ltd.                                      646,000              32,633
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $74,974,804)                                                                    50,256,573
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Hong Kong Dollars
    (Cost $23,294)                                                                          23,293
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * China Travel International Investment, Ltd.
     Warrants 05/31/06                                                 124,800                   0
 * Easyknit International Holdings, Ltd. Rights 06/07/04               141,430                   0
 * Quality Healthcare Asia, Ltd. Warrants 01/12/04                      26,760                 755
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                    755
                                                                                   ---------------
TOTAL -- HONG KONG
  (Cost $74,998,098)                                                                    50,280,621
                                                                                   ---------------
NEW ZEALAND -- (9.1%)
COMMON STOCKS -- (9.1%)
 * AFFCO Holdings, Ltd.                                              1,935,950             304,360
   Cavalier Corp., Ltd.                                                283,674             849,900
   CDL Hotels NZ, Ltd.                                               1,387,344             357,407
   CDL Investments NZ, Ltd.                                            306,025              53,840
   Colonial Motor Co., Ltd.                                            126,795             232,638
 * Cue Energy Resources NL                                             452,354              20,168
   DB Breweries, Ltd.                                                  312,589           1,591,228
   Ebos Group, Ltd.                                                    112,108             235,719
 * Evergreen Forests, Ltd.                                             323,301              81,670
   Hallenstein Glassons Holdings, Ltd.                                 241,638             447,449
   Hellaby Holdings, Ltd.                                              201,679             635,846
   Horizon Energy Distribution, Ltd.                                    40,420              99,159
 * Kingsgate International Corp., Ltd.                                 479,679              93,136
   Met Lifecare, Ltd.                                                  270,895             382,388
   Michael Hill International, Ltd.                                    156,746             566,477
 * New Zealand Oil & Gas, Ltd.                                         584,872     $       263,674
   New Zealand Refining Co., Ltd.                                       84,779           1,014,305
 * New Zealand Rural Properties, Ltd.                                   38,372                   0
   Northland Port Corp. (New Zealand), Ltd.                            219,997             378,068
   Nuplex Industries, Ltd.                                             271,267             863,175
 * Pacific Retail Group, Ltd.                                          194,156             268,890
   Port of Tauranga, Ltd.                                              541,952           1,734,911
   Powerco, Ltd.                                                       804,832           1,076,673
 * Provenco Group, Ltd.                                                281,600             127,390
   Pyne Gould Guinness, Ltd.                                           229,634             226,070
   Restaurant Brand New Zealand, Ltd.                                  369,175             282,949
 * Richina Pacific, Ltd.                                               309,644              77,754
 * Rubicon, Ltd.                                                       995,760             519,144
   Ryman Healthcare Group, Ltd.                                        415,999             652,837
   Sanford, Ltd.                                                       418,047           1,273,833
   Scott Technology, Ltd.                                               60,842             123,018
 * Seafresh Fisheries                                                   80,520               1,417
 * Sky City Leisure, Ltd.                                               15,236               8,689
   South Port New Zealand, Ltd.                                         30,744              26,699
   Steel & Tube Holdings, Ltd.                                         379,638             929,660
 * Tasman Farms                                                        157,056                   0
   Taylors Group, Ltd.                                                  29,646              48,754
   Tourism Holdings, Ltd.                                              402,452             416,683
 * Trans Tasman Properties, Ltd.                                     2,311,308             580,679
   Waste Management NZ, Ltd.                                           430,471           1,246,446
   Williams & Kettle, Ltd.                                              57,558              97,652
   Wrightson, Ltd.                                                     597,701             526,077
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $13,954,178)                                                                    18,716,832
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
    (Cost $5,223)                                                                            5,229
                                                                                   ---------------
TOTAL -- NEW ZEALAND
  (Cost $13,959,401)                                                                    18,722,061
                                                                                   ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 * Exergy, Inc.                                                          7,260                   0
                                                                                   ---------------
MALAYSIA -- (0.1%)
COMMON STOCKS -- (0.1%)
 * Autoways Holdings Berhad                                             10,000               3,395
 * Promet Berhad                                                     1,143,000              87,229
 * Rekapacific Berhad                                                  473,000                   0
 * RNC Corp. Berhad                                                     33,000               3,560
 * Saship Holdings Berhad                                              223,520              52,351
 * Versatile Creative Berhad                                             3,000                 280
 * Wing Tiek Holdings Berhad                                            95,800              22,437
                                                                                   ---------------
TOTAL -- MALAYSIA
  (Cost $1,278,766)                                                                        169,252
                                                                                   ---------------
JAPAN -- (0.0%)
COMMON STOCKS -- (0.0%)
*# Sansui Electric Co., Ltd.                                           252,000              80,062
                                                                                   ---------------

                                                                    FACE
                                                                   AMOUNT                   VALUE+
                                                               ---------------     ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (11.1%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.89%,
    06/01/04 (Collateralized by $3,765,000 FMC Discount
    Notes 1.13%, 08/12/04, valued at $3,755,588) to be
    repurchased at $3,700,366 (Cost $3,700,000)                $         3,700     $     3,700,000
  Repurchase Agreement, Mizuho Securities USA 1.00%,
    06/01/04 (Collateralized by $37,418,998 U.S. Treasury
    Strips, maturities ranging from 02/15/16 to 02/15/17,
    valued at $19,766,812 to be repurchased at $19,381,380
    (Cost $19,379,227)^                                                 19,379          19,379,227
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $228,420,439)++                                                            $   205,500,826
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities.
 #  Total or Partial Securities on Loan.
 ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $228,472,450.

                 See accompanying Notes to Financial Statements.

                     THE UNITED KINGDOM SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
UNITED KINGDOM -- (98.1%)
COMMON STOCKS -- (98.0%)
   4imprint P.L.C.                                                      50,375     $       128,238
   600 Group P.L.C.                                                    100,910             116,445
   Abacus Group P.L.C.                                                  75,000             417,960
   Abbeycrest P.L.C.                                                    42,590              51,600
   Abbot Group P.L.C.                                                  239,595             765,886
   Aberdeen Asset Management P.L.C.                                    303,617             425,345
   Acal P.L.C.                                                          20,971             191,418
 * Acambis P.L.C.                                                      137,000             814,283
 * Advanced Medical Solutions P.L.C.                                    29,802               5,060
 * Advanced Power Components, Ltd.                                      47,871              10,791
   AEA Technology P.L.C.                                                72,381             267,361
   AGA Food Service Group P.L.C.                                       174,500             781,156
   Aggreko P.L.C.                                                      339,200             930,678
 * AIM Group P.L.C.                                                     32,063              50,556
 * Air Partner P.L.C.                                                   11,763              88,162
 * Airflow Streamlines P.L.C.                                           20,500              21,988
   Airsprung Furniture Group P.L.C.                                     58,000              65,399
   Alba P.L.C.                                                         105,025           1,459,986
   Alexandra P.L.C.                                                     86,243             157,835
   Alexon Group P.L.C.                                                 116,632             705,851
 * Alizyme P.L.C.                                                      182,900             435,175
   Alpha Airports Group P.L.C.                                         392,541             564,523
   Alphameric P.L.C.                                                   172,688             256,630
   Alumasc Group P.L.C.                                                100,245             262,461
   Alvis P.L.C.                                                        191,010             987,161
   Amberley Group P.L.C.                                               200,000              40,302
   Amec P.L.C.                                                          49,000             240,718
   Amstrad P.L.C.                                                      149,652             501,949
 * Anglesey Mining P.L.C.                                               55,000               3,908
   Anglo Eastern Plantations P.L.C.                                     57,166             160,067
   Anglo Pacific Group P.L.C.                                           98,309             103,244
 * Anite Group P.L.C.                                                  467,715             411,682
 * Antisoma P.L.C.                                                     301,298              92,608
 * API Group P.L.C.                                                     51,500              60,070
 * Applied Optical Technologies P.L.C.                                  75,383              43,611
 * Arena Leisure P.L.C.                                                480,268             407,138
 * Argonaut Games, Ltd.                                                100,000              12,051
   Arla Foods UK P.L.C.                                                815,293             829,002
   Arm Holdings P.L.C.                                                 127,000             273,261
   Arriva P.L.C.                                                       129,697             927,211
 * Ashtead Group P.L.C.                                                374,989             168,780
   Ashtenne Holdings P.L.C.                                             93,880             643,872
   Atkins Ws P.L.C.                                                    127,815           1,296,111
 * Atrium Underwriting P.L.C.                                           56,779             204,459
   Austin Reed Group P.L.C.                                             68,999             183,356
   Autologic Holdings P.L.C.                                            58,180             303,297
 * Autonomy Corp. P.L.C.                                               143,486             580,567
   Avesco P.L.C.                                                        29,998              51,759
   Aveva Group P.L.C.                                                   23,026             219,521
   Avis Europe P.L.C.                                                  863,316           1,491,219
   Avon Rubber P.L.C.                                                   36,672             138,237
 * AWG P.L.C.                                                           16,000             180,122
 * Axis-Shield P.L.C.                                                   58,284             170,228
   Axon Group P.L.C.                                                    59,468             138,290
   Babcock International Group P.L.C.                                  310,464     $       637,156
   Baggeridge Brick P.L.C.                                              98,000             279,860
 * Bailey (C.H.) P.L.C.                                                109,500              15,559
 * Bailey (C.H.) P.L.C. Class B                                         10,000               6,600
 * Baltimore Technologies P.L.C.                                        60,656              49,132
   Barr (A.G.) P.L.C.                                                   43,000             579,720
   Beattie (James) P.L.C.                                              132,247             295,492
   Belhaven Brewery Group P.L.C.                                        39,070             315,461
 * Bell Group P.L.C.                                                    42,600             134,824
   Bellway P.L.C.                                                      127,364           1,763,001
   Ben Bailey P.L.C.                                                    26,000             203,851
   Benchmark Group P.L.C.                                              138,813             704,261
   Bespak P.L.C.                                                        55,918             550,949
 * Biocompatibles International P.L.C.                                  45,777             151,134
 * Bioquell P.L.C.                                                      50,194             123,413
   Biotrace International P.L.C.                                        75,000             179,026
   Birse Group P.L.C.                                                  421,901             114,154
   Black Arrow Group P.L.C.                                             56,500              72,513
   Blacks Leisure Group P.L.C.                                          60,959             468,508
   Bloomsbury Publishing P.L.C.                                         94,003             426,887
 * BNB Resources P.L.C.                                                 89,395              31,891
   Body Shop International P.L.C.                                      235,793             670,964
   Bodycote International P.L.C.                                       403,922           1,063,172
   Boot (Henry) P.L.C.                                                  47,000             322,895
   Bovis Homes Group P.L.C.                                            157,801           1,479,223
   BPP Holdings P.L.C.                                                 106,500             616,608
 * Bradstock Group P.L.C.                                                5,200               4,195
   Brammer (H.) P.L.C.                                                 119,123             290,388
 * Brandon Hire P.L.C.                                                  37,654              87,881
   Brewin Dolphin Holdings P.L.C.                                      260,332             353,026
 * Bristol Water Group P.L.C.                                           31,800             217,760
   Britannic P.L.C.                                                    243,326           1,537,002
   British Polythene Industries P.L.C.                                  56,740             303,150
   British Vita P.L.C.                                                 223,303           1,054,501
   Brixton P.L.C.                                                      296,900           1,579,635
 * Broadcastle P.L.C.                                                   42,033              60,947
 * Brown & Jackson P.L.C.                                              296,819             285,922
 * Brown & Jackson P.L.C. Issue 04                                      84,805              81,692
   Brown (N) Group P.L.C.                                              392,889             740,109
   BSS Group P.L.C.                                                     47,905             622,875
 * BTG P.L.C.                                                          220,220             460,594
   Burtonwood Brewery P.L.C.                                            38,000             243,313
   Business Post Group P.L.C.                                           70,934             647,796
   BWD Securities P.L.C.                                                29,403             231,995
   Caffyns P.L.C.                                                        6,000              78,922
 * Cairn Energy P.L.C.                                                 183,836           3,562,290
 * Cambridge Antibody Technology Group P.L.C.                           38,149             362,068
 * Cammell Laird Holdings P.L.C.                                       256,158              28,179
   Capital & Regional P.L.C.                                            83,991             758,498
   Capital Radio P.L.C.                                                105,550             880,398
   Carclo P.L.C.                                                       100,463              72,700
   Care UK P.L.C.                                                       64,835             346,810
   Carillion P.L.C.                                                    286,809             876,596
 * Carlisle Holdings, Ltd.                                               8,709              54,884
   Carpetright P.L.C.                                                  113,500           2,069,326

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Carr's Milling Industries P.L.C.                                     19,000     $       115,859
   Castings P.L.C.                                                      79,000             267,948
 * Cenes Pharmaceuticals P.L.C.                                        298,612              56,476
   Chamberlin & Hill P.L.C.                                             18,000              51,250
   Chapelthorpe P.L.C.                                                 627,680             189,986
   Character Group P.L.C.                                               59,041              86,848
   Charles Taylor Consulting P.L.C.                                     67,918             344,200
 * Charter P.L.C.                                                      159,633             364,414
 * Che Group P.L.C.                                                     51,533              41,277
   Chemring Group P.L.C.                                                49,000             385,554
 * Chesnara P.L.C.                                                      92,900             178,844
 * Chime Communications P.L.C.                                         230,438             141,501
   Chloride Group P.L.C.                                               485,500             436,371
   Christie Group P.L.C.                                                53,263              97,350
   Chrysalis Group P.L.C.                                              286,082             968,921
   Churchill China P.L.C.                                               30,000             116,997
   Clarkson (Horace) P.L.C.                                             44,733             403,049
 * Clinical Computing P.L.C.                                            46,666              17,068
   Clinton Cards P.L.C.                                                433,380             656,416
 * CLS Holdings P.L.C.                                                 152,907             879,018
   CML Microsystems P.L.C.                                              28,361             176,846
   Colefax Group P.L.C.                                                 60,000             110,007
   Collins Stewart Tullett P.L.C.                                       31,538             254,157
 * Colt Telecom Group P.L.C.                                           257,000             395,915
   Comino Group P.L.C.                                                  11,100              36,461
   Communisis P.L.C.                                                   237,134             447,546
   Compel Group P.L.C.                                                   5,000               8,203
   Computacenter P.L.C.                                                 51,000             364,681
 * Cookson Group P.L.C.                                              2,289,168           1,819,079
   Coral Products P.L.C.                                                50,000              40,945
 * Corporate Services Group P.L.C.                                   1,114,371             202,008
   Cosalt P.L.C.                                                        30,700             190,442
 * Costain Group P.L.C.                                                468,659             352,491
   Countryside Property P.L.C.                                         102,264             409,881
 * Countrywide P.L.C.                                                  185,800             955,537
   Courts P.L.C.                                                       110,722             532,758
   Cox Insurance Holdings P.L.C.                                       417,814             524,916
   Cranswick P.L.C.                                                     54,941             390,681
   Crest Nicholson P.L.C.                                              267,250           1,648,327
   Creston P.L.C.                                                       28,278              76,309
   Croda International P.L.C.                                          176,035             903,221
   Cropper (James) P.L.C.                                               22,000              59,427
 * Culver Holdings P.L.C.                                                  338                  81
   Daejan Holdings P.L.C.                                               25,000             945,840
   Dairy Crest Group P.L.C.                                            165,769           1,234,953
 * Dana Petroleum P.L.C.                                                98,651             481,118
 * Danka Business Systems P.L.C.                                        85,000              83,217
   Dart Group P.L.C.                                                    74,000             168,697
   Davis Service Group P.L.C.                                          227,016           1,525,749
 * Dawson Holdings P.L.C.                                               83,245             239,435
 * Dawson International P.L.C.                                         100,688              19,318
 * DCS Group P.L.C.                                                     10,000               3,090
   De la Rue P.L.C.                                                    223,000           1,331,823
   Dechra Pharmaceiticals P.L.C.                                        67,432             160,616
   Delta P.L.C.                                                        200,000             289,815
   Deltron Electronics P.L.C.                                            9,339              11,214
 * Densitron International P.L.C.                                       74,175              26,098
   Derwent Valley Holdings P.L.C.                                       90,000           1,379,094
   Development Securities P.L.C.                                        50,000             339,374
   DeVere Group P.L.C.                                                 132,501           1,069,913
   Devro P.L.C.                                                        213,653             412,529
   Dewhurst P.L.C.                                                       9,000     $        21,946
   Dewhurst P.L.C. Class A Non-Voting                                   15,500              32,823
   DFS Furniture Co. P.L.C.                                            135,600           1,069,031
   Diagonal P.L.C.                                                     104,323              69,674
   Dickinson Legg Group P.L.C.                                          11,935               5,148
   Dicom Group P.L.C.                                                   30,000             428,165
 * Dimension Data Holdings P.L.C.                                      939,000             526,653
   Diploma P.L.C.                                                       30,191             294,257
   Domestic & General Group P.L.C.                                      47,868             526,345
   Domino Printing Sciences P.L.C.                                     355,935           1,216,022
   Domnick Hunter Group P.L.C.                                          47,242             301,171
 * Dowding & Mills P.L.C.                                              336,440              67,810
   DTZ Holdings P.L.C.                                                 114,500             327,458
 * Duelguide Units P.L.C.                                                3,971              39,155
   Dyson Group P.L.C.                                                   42,750             224,318
   East Surrey Holdings P.L.C.                                         112,648             676,108
 * Easynet Group P.L.C.                                                158,575             290,715
 * Ebookers P.L.C.                                                      89,700             450,132
 * Edinburgh Oil & Gas P.L.C.                                           47,564             137,908
 * Eidos P.L.C.                                                        150,900             328,100
   Eldridge Pope & Co. P.L.C.                                           25,000              69,310
   Eleco P.L.C.                                                        104,685              58,426
   Electronic Data Processing P.L.C.                                    55,200              63,070
 * Elementis P.L.C.                                                    573,383             376,394
 * Emerald Energy P.L.C.                                             3,205,540             101,888
 * Emess P.L.C.                                                        288,250              43,056
   Ennstone P.L.C.                                                     295,323             200,188
 * Enodis P.L.C.                                                       524,429             798,442
   Estates & General P.L.C.                                             10,000              38,976
   Eurocopy P.L.C.                                                      41,051              29,337
 * Eurodis Electron P.L.C.                                           1,230,802             115,166
   Euromoney Institutional Investors P.L.C.                            117,550             816,481
   European Colour P.L.C.                                               82,090              26,967
   European Motor Holdings P.L.C.                                      118,325             437,375
 * European Telecom P.L.C.                                               7,000                   0
 * Evans of Leeds Contingent Units P.L.C.                               80,000                   0
   Expro International Group P.L.C.                                     74,744             370,127
   Fenner P.L.C.                                                       144,722             273,430
 * Ferguson International Holdings P.L.C.                               89,105              44,110
   Ferraris Group P.L.C.                                                63,540             121,776
 * Fibernet Group P.L.C.                                                70,153             133,783
 * FII Group P.L.C.                                                     41,166               5,095
   Filtronic P.L.C.                                                     98,438             543,600
   Financial Objects P.L.C.                                              7,000               5,137
   Findel P.L.C.                                                       142,288             998,925
   First Choice Holidays P.L.C.                                        648,683           1,423,992
   First Technology P.L.C.                                             128,111             689,227
   Fisher (James) & Sons P.L.C.                                         76,000             379,339
   FKI P.L.C.                                                          702,700           1,428,568
   Forminster P.L.C.                                                    43,333              16,370
   Forth Ports P.L.C.                                                  142,983           2,990,417
   Fortress Holdings P.L.C.                                            120,728              58,104
 * Fortune Oil P.L.C.                                                1,805,243             189,074
   Freeport P.L.C.                                                      35,006             221,978
   French Connection Group P.L.C.                                      125,000             993,645
   Fuller, Smith & Turner P.L.C. Series A                               20,000             234,947
   Fulmar P.L.C.                                                       107,500             147,709
   Future Network P.L.C.                                               430,444             493,474

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Galliford Try P.L.C.                                                517,870     $       472,895
   Game Group P.L.C.                                                   534,000             594,687
   Games Workshop Group P.L.C.                                          41,013             488,138
   Gaming International P.L.C.                                          14,000              11,294
 * Garton Engineering P.L.C.                                            10,248                   0
 * Gaskell P.L.C.                                                       36,000               9,917
   GB Group P.L.C.                                                     250,000              89,245
   Geest P.L.C.                                                         97,588           1,046,634
 * Get Group P.L.C.                                                     13,200              49,051
   Gibbs & Dandy P.L.C.                                                  9,000              51,953
   Gleeson (M.J.) Group P.L.C.                                          22,471             460,503
 * Glotel P.L.C.                                                        49,741             101,535
   Go-Ahead Group P.L.C.                                                40,000             903,604
   Goldshield Group P.L.C.                                              42,212             191,253
   Gowrings P.L.C.                                                       5,000               5,638
   Grainger Trust, Ltd.                                                 33,075           1,028,757
   Great Portland Estates P.L.C.                                       272,408           1,311,337
   Greene King P.L.C.                                                   80,593           1,345,783
 * Greenwich Resources P.L.C.                                          438,664              16,085
   Greggs P.L.C.                                                        26,000           1,613,385
 * Gresham Computing P.L.C.                                             65,768             372,592
   Guiness Peat Group P.L.C.                                         1,025,981           1,252,805
   GWR Group P.L.C.                                                    170,000             798,089
 * Gyrus Group P.L.C.                                                  110,664             406,578
   Halma P.L.C.                                                        489,564           1,342,522
   Halstead (James) Group P.L.C.                                        52,208             424,027
 * Hampson Industries P.L.C.                                           250,757              93,276
 * Hampton Trust P.L.C.                                                232,050               7,977
 * Hardy Underwriting Group P.L.C.                                      40,318             186,182
   Hardys & Hansons P.L.C.                                              48,000             442,876
 * Hartstone Group P.L.C.                                              240,263               8,395
 * Harvey Nash Group P.L.C.                                            183,750             230,484
   Havelock Europa P.L.C.                                               27,660              47,641
 * Hawtin P.L.C.                                                       196,500              32,425
   Haynes Publishing Group P.L.C.                                       14,703              89,860
   Headlam Group P.L.C.                                                152,974           1,146,673
   Heath (Samuel) & Sons P.L.C.                                          7,500              54,316
   Helical Bar P.L.C.                                                   46,000             702,439
   Helphire Group P.L.C.                                               159,600             575,345
   Henlys Group P.L.C.                                                 133,303              39,034
   Hercules Property Services P.L.C.                                    25,132             130,651
   Heywood Williams Group P.L.C.                                       140,400             200,099
   Highbury House Communications P.L.C.                                439,166             160,843
   Highway Insurance Holdings P.L.C.                                   467,933             284,049
   Hill & Smith Holdings P.L.C.                                         86,850             157,629
   Hiscox P.L.C.                                                       387,778           1,096,445
   Hit Entertainment P.L.C.                                            195,791           1,071,792
   Hitachi Capital (UK) P.L.C.                                          53,912             198,403
   Holidaybreak P.L.C.                                                  92,974             869,965
 * Homeserve P.L.C.                                                     86,400           1,061,022
   Homestyle Group P.L.C.                                               76,141             122,768
   Hornby P.L.C.                                                        10,000             187,903
   House of Fraser P.L.C.                                              395,650             840,971
   Hunting P.L.C.                                                      223,174             596,088
   Huntleigh Technology P.L.C.                                          66,958             432,702
   Huntsworth P.L.C.                                                   135,000              55,291
 * Hyder Consulting P.L.C.                                              16,308              41,660
 * IAF Group P.L.C.                                                     30,000               6,325
   IFX Group P.L.C.                                                     34,486              61,652
 * Imagination Technologies Group P.L.C.                               239,934     $       373,222
 * IMS Group P.L.C.                                                     75,000               6,188
   Incepta Group P.L.C.                                                280,643             429,811
   Inchcape P.L.C.                                                      20,000             577,805
 * Industrial & Commercial Holdings P.L.C.                               5,000                 137
   Infast Group P.L.C.                                                 301,224             123,085
 * Intec Telecom Systems P.L.C.                                        275,141             320,417
   Intelek P.L.C.                                                       99,880              19,624
 * Intertek Group P.L.C.                                                70,100             695,867
   Intserve P.L.C.                                                     179,459             833,338
 * Invensys P.L.C.                                                   5,864,457           1,746,088
 * Inveresk P.L.C.                                                     150,000              38,609
 * IQE P.L.C.                                                          132,400              26,167
   ISIS Asset Management P.L.C.                                        199,626             656,212
   Isoft Group P.L.C.                                                  210,764           1,494,736
   Isotron P.L.C.                                                       50,325             429,477
   Ite Group P.L.C.                                                    374,735             387,964
   Itnet P.L.C.                                                         90,278             480,899
   Jarvis P.L.C.                                                       230,379             347,566
 * Jarvis Porter Group P.L.C.                                           99,894              37,088
   JJB Sports P.L.C.                                                   308,125           1,426,339
   JKX Oil and Gas P.L.C.                                              220,533             323,972
   John David Group P.L.C.                                             114,500             442,969
   Johnson Service Group P.L.C.                                        125,535             897,811
   Johnston Group P.L.C.                                                26,000             140,626
 * Kalamazoo Computer Group P.L.C.                                      56,120               1,801
   KBC Advanced Technologies P.L.C.                                     25,000              13,443
   Keller Group P.L.C.                                                 123,128             488,996
   Kensington Group P.L.C.                                              71,789             551,496
 * Kewill Systems P.L.C.                                                88,409              96,878
   Kidde P.L.C.                                                        232,000             483,625
   Kier Group P.L.C.                                                    51,293             591,895
   Kiln P.L.C.                                                         271,733             408,358
 * Kingston Communications P.L.C.                                      453,332             512,495
   Kleeneze P.L.C.                                                      84,300             177,912
 * Knowledge Support Systems Group P.L.C.                               25,000                 367
   Laing (John) P.L.C.                                                 301,961           1,183,895
   Laird Group P.L.C.                                                  163,100             858,567
   Lambert Howarth Group P.L.C.                                         32,592             174,986
 * Lastminute.com P.L.C.                                               258,882             876,814
 * Laura Ashley Holdings P.L.C.                                        623,937             157,536
   Lavendon Group P.L.C.                                                50,092             119,833
 * Leeds United P.L.C.                                                  66,000                 181
   Lincat Group P.L.C.                                                  19,000             140,256
   Linton Park P.L.C.                                                   39,000             293,525
   Linx Printing Technologies P.L.C.                                    27,000             171,616
   Litho Supplies P.L.C.                                                20,000              17,422
   London Bridge Software Holdings P.L.C.                              215,910             376,037
 * London Clubs International P.L.C.                                   293,962             685,237
   London Industrial P.L.C.                                             22,308             657,855
   London Merchant Securities P.L.C.                                   324,905           1,031,678
   London Scottish Bank P.L.C.                                         263,000             627,960
   Lookers P.L.C.                                                       53,160             286,711
 * Lorien P.L.C.                                                        60,000              97,275
   Low & Bonar P.L.C.                                                  132,598             261,673
   Luminar P.L.C.                                                       99,500             803,665
   Lupus Capital P.L.C.                                                191,787              56,367

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * M.L. Laboratories P.L.C.                                            298,631     $       100,910
   Macfarlane Group P.L.C.                                             228,287             104,830
   Macro 4 P.L.C.                                                       42,500             131,774
   Maiden Group P.L.C.                                                  16,800              68,719
   Mallett P.L.C.                                                       24,837             121,129
   Management Consulting Group P.L.C.                                  310,972             184,468
   Manchester United P.L.C.                                            377,176           1,668,761
   Manganese Bronze Holdings P.L.C.                                     32,184             138,796
   Marlborough Stirling P.L.C.                                         300,047             333,427
   Marshalls P.L.C.                                                    225,800           1,187,353
 * Martin International Holdings P.L.C.                                135,800              58,679
 * Marylebone Warwick Balfour Group P.L.C.                             124,686             123,218
 * Matalan P.L.C.                                                       84,701             282,971
   Mayflower Corp. P.L.C.                                              550,636              68,145
   McAlpine (Alfred) P.L.C.                                            196,111             995,759
   McBride P.L.C.                                                      202,000             524,364
   McCarthy & Stone P.L.C.                                             194,968           1,959,002
   McKay Securities P.L.C.                                              68,500             266,765
 * Medical Solutions P.L.C.                                            126,658              99,360
 * Medisys P.L.C.                                                      513,463              92,407
   Meggitt P.L.C.                                                      360,317           1,659,334
   Mentmore P.L.C.                                                     236,561             490,958
   Menzies (John) P.L.C.                                                76,229             606,406
 * Merant P.L.C.                                                       172,500             600,913
   Merchant Retail Group P.L.C.                                        185,666             531,166
   Merrydown P.L.C.                                                     59,927             102,111
   Mersey Docks & Harbour Co. P.L.C.                                   104,554           1,323,046
   Metal Bulletin P.L.C.                                                95,500             358,780
   Metalrax Group P.L.C.                                               358,740             546,843
   MFI Furniture Group P.L.C.                                           60,855             166,698
   Mice Group P.L.C.                                                   139,909             179,377
   Michael Page International P.L.C.                                   436,800           1,355,326
 * Microgen P.L.C.                                                      98,405             106,669
   Millennium and Copthorne Hotels P.L.C.                               80,633             467,987
   Minerva P.L.C.                                                      220,430             970,153
   Mitie Group P.L.C.                                                  500,000           1,053,188
   Molins P.L.C.                                                        68,000             202,543
   Monsoon P.L.C.                                                       71,000             225,222
 * Morgan Crucible Company P.L.C.                                      330,666             727,958
   Morgan Sindall P.L.C.                                                66,000             532,724
   Morse P.L.C.                                                        171,777             407,928
   Moss Brothers Group P.L.C.                                          163,400             220,005
   Mowlem (John) & Co. P.L.C.                                          341,969           1,182,358
   MS International P.L.C.                                              71,500              44,041
   MSB International P.L.C.                                             16,000              21,165
   Mtl Instruments Group P.L.C.                                         14,748              58,913
   Mucklow (A & J) Group P.L.C.                                        175,000             923,987
 * My Travel Group P.L.C.                                              628,934             100,751
   National Express Group P.L.C.                                        25,000             319,431
   Nestor Healthcare Group P.L.C.                                      180,200             443,019
 * New Avesco P.L.C.                                                    29,998              30,250
   Newcastle United P.L.C.                                             148,923             101,026
   NHP P.L.C.                                                          281,875           1,022,806
   Nichols P.L.C.                                                       66,550             149,805
   Nord Anglia Education P.L.C.                                         29,624             122,202
   Northamber P.L.C.                                                    75,888             105,048
   Northern Foods P.L.C.                                               527,042           1,495,546
 * Northgate Information Solutions P.L.C.                              659,558             721,684
   Northgate P.L.C.                                                    118,200           1,361,972
   Novar P.L.C.                                                        526,365     $     1,206,099
 * NSB Retail P.L.C.                                                   461,606             222,253
 * NXT P.L.C.                                                          101,922             184,493
   Ocean Wilsons Holdings, Ltd.                                         84,250             243,643
 * OEM P.L.C.                                                           12,000              12,431
 * Orbis P.L.C.                                                         11,428               3,149
 * Osmetech P.L.C.                                                     669,354              49,130
   Ottakar's P.L.C.                                                     30,000             222,791
   Owen (H.R.) P.L.C.                                                   34,000             128,191
 * Oxford Biomedica, Ltd.                                              412,582             126,567
   Oxford Instruments P.L.C.                                            63,163             272,316
 * Pace Micro Technology P.L.C.                                        319,767             299,277
   Paladin Resources P.L.C.                                            427,630             953,097
 * Palmaris Capital P.L.C.                                              42,500               9,229
   Paragon Group of Companies P.L.C.                                   153,200             910,670
 * Parity Group P.L.C.                                                 241,406              44,336
   Park Group P.L.C.                                                   291,600             158,136
   Partridge Fine Arts P.L.C.                                           58,000              66,463
   Pendragon P.L.C.                                                    239,375           1,355,979
   Penna Consulting P.L.C.                                              33,000              83,709
   Peterhouse Group P.L.C.                                              85,427             304,835
 * Pharmagene P.L.C.                                                   160,000             140,030
 * Photo-Me International P.L.C.                                       513,175             887,039
   PHS Group P.L.C.                                                    692,231             977,356
 * Phytopharm P.L.C.                                                    56,696             161,443
   Pillar Property P.L.C.                                              150,588           1,545,559
   Pittards P.L.C.                                                      60,985              53,127
   Planit Holdings P.L.C.                                              235,000             114,153
 * Plantation & General P.L.C.                                          70,623              23,307
 * Plasmon P.L.C.                                                      100,000             342,213
   Portmeirion Group P.L.C.                                             22,856              70,191
   Porvair P.L.C.                                                       62,000             123,904
 * PPL Therapeutics P.L.C.                                              43,529               3,591
   Premier Farnell P.L.C.                                               18,000              79,867
 * Premier Oil P.L.C.                                                  105,748           1,028,623
 * Pressac P.L.C.                                                       78,129              18,583
   Primary Health Properties P.L.C.                                     23,784              96,032
 * Probus Estates P.L.C.                                                83,333               1,360
 * Protherics P.L.C.                                                   506,828             481,138
 * Provalis P.L.C.                                                     375,538              42,174
   PSD Group P.L.C.                                                     43,500             188,420
 * Psion P.L.C.                                                        548,800             570,818
   PZ Cuzzons P.L.C.                                                    29,000             579,329
 * QA P.L.C.                                                           158,950              11,987
 * Queens Moat Houses P.L.C.                                           159,000              24,779
   Quintain Estates & Development P.L.C.                               158,650           1,156,875
 * QXL Ricardo P.L.C.                                                      130                 953
   RAC P.L.C.                                                          142,900           1,736,997
   Radamec Group P.L.C.                                                 35,000              24,667
   Radstone Technology P.L.C.                                           40,384             248,933
   Ransom (William) & Son P.L.C.                                        30,000              27,666
 * Redbus Imterhouse P.L.C.                                            206,250              27,877
   Redrow P.L.C.                                                       212,951           1,292,262
 * Redstone P.L.C.                                                     257,485              40,162
   Reed Health Group P.L.C.                                            155,333             169,827
   Reg Vardy P.L.C.                                                    103,597           1,008,142
   Regent Inns P.L.C.                                                  162,667             115,889
   Reliance Security Group P.L.C.                                       26,998             265,843
   Renishaw P.L.C.                                                     146,806           1,257,006
   Renold P.L.C.                                                       144,000             198,248

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Restaurant Group P.L.C.                                             241,516     $       371,734
   Ricardo P.L.C.                                                      114,409             392,465
   Richmond Foods P.L.C.                                                30,683             281,049
 * Richmond Oil & Gas P.L.C.                                           220,000                   0
   RM P.L.C.                                                           119,174             297,544
 * RMS Communications P.L.C.                                            15,000                   0
   Robert Wiseman Dairies P.L.C.                                       105,437             456,719
   ROK property solutions P.L.C.                                        58,166             369,821
   Rotork P.L.C.                                                       185,440           1,296,919
   Roxboro Group P.L.C.                                                  9,304              49,265
 * Royal Doulton P.L.C.                                                240,000              35,785
   Royalblue Group P.L.C.                                               47,200             446,391
   RPC Group P.L.C.                                                    116,100             362,329
   RPS Group P.L.C.                                                    257,158             565,646
   Rugby Estates P.L.C.                                                  9,100              43,825
   Rutland Trust P.L.C.                                                174,255             115,016
   S & U P.L.C.                                                         21,140             198,701
 * Safeland P.L.C.                                                      25,000              24,064
   Salvesen (Christian) P.L.C.                                         334,415             303,878
   Sanctuary Group P.L.C.                                              444,589             391,481
   Savills P.L.C.                                                      104,000             846,434
 * Scapa Group P.L.C.                                                  163,581              84,493
 * Scipher P.L.C.                                                       34,563               1,519
   Scottish & Newcastle P.L.C.                                          58,467             457,309
   Scottish Radio Holdings P.L.C.                                       45,800             731,727
   SCS Upholstery P.L.C.                                                29,000             123,567
 * SDL P.L.C.                                                           71,511             152,889
   Secure Trust Group P.L.C.                                            27,118             203,729
   Securicor P.L.C.                                                    664,050           1,467,982
   Senior P.L.C.                                                       122,900              81,908
   Serco Group P.L.C.                                                  233,359             864,852
 * Servicepower Technologies P.L.C.                                    150,000             101,489
   Severfield-Rowan P.L.C.                                              26,211             167,694
 * SFI Group P.L.C.                                                     26,713              15,183
   Shaftesbury P.L.C.                                                  171,500             811,135
   Shanks & McEwan Group P.L.C.                                        311,671             674,921
   Shiloh P.L.C.                                                        14,500              34,312
   SHL Group P.L.C.                                                     41,650              84,145
 * ShopRite Group P.L.C.                                               204,780              46,932
   SIG P.L.C.                                                          157,030           1,036,767
 * Simon Group P.L.C.                                                  348,089             304,205
   Sinclair (William) Holdings P.L.C.                                   53,000              73,733
   Singer & Friedlander Group P.L.C.                                   213,875             921,738
   Sirdar P.L.C.                                                        41,600              25,894
 * Skyepharma P.L.C.                                                   808,847             885,591
   Smart (J.) & Co. (Contractors) P.L.C.                                22,500             204,200
 * Smart Approach Group P.L.C.                                         251,985               5,313
   SMG P.L.C.                                                          425,192             865,322
   Smith (David S.) Holdings P.L.C.                                    468,840           1,341,103
   Smith (James) Estates P.L.C.                                         13,000              83,422
   Smith (W.H.) P.L.C.                                                 125,843             825,648
 * Soco International P.L.C.                                            95,932             598,301
   Somerfield P.L.C.                                                   601,400           1,580,756
 * South Staffordshire Group P.L.C.                                     21,600             293,058
   Southampton Leisure Holdings P.L.C.                                  19,615              16,157
   Spectris P.L.C.                                                     166,081           1,399,346
   Speedy Hire P.L.C.                                                   56,892             422,113
   Spirax-Sarco Engineering P.L.C.                                     106,811           1,072,159
 * Spirent P.L.C.                                                    1,153,237           1,363,208
 * Sportech P.L.C.                                                     435,000              93,718
   Spring Group P.L.C.                                                 208,638             428,374
 * Springwood P.L.C.                                                    37,500     $         2,406
   SSL International P.L.C.                                            229,700           1,342,004
   St. Ives P.L.C.                                                     129,400             853,964
   St. Modwen Properties P.L.C.                                        160,800             845,222
   Staffware P.L.C.                                                     16,613             239,611
   Stanelco P.L.C.                                                   1,012,741             108,917
   Stanley (Charles) Group P.L.C.                                       86,800             331,018
   Stanley Leisure Organisation P.L.C.                                 226,209           1,945,266
 * Sterling Publishing Group P.L.C.                                     75,298              12,465
   Stylo P.L.C.                                                         64,096              58,154
 * Superscape P.L.C.                                                   162,101              91,112
 * Surfcontrol P.L.C.                                                   42,400             442,856
   Swallowfield P.L.C.                                                  15,000              21,218
   Sygen International P.L.C.                                          492,975             422,627
   Synstar P.L.C.                                                      216,206             293,025
   T&F Informa Group P.L.C.                                            355,029           2,344,884
 * T. Clarke P.L.C.                                                     16,213             137,151
 * Tadpole Technology P.L.C.                                           314,463              91,903
 * Tandem Group P.L.C.                                                 327,365                   0
   Tarsus Group P.L.C.                                                  34,855              56,452
   Taylor Nelson AGB P.L.C.                                            109,000             402,898
   TBI P.L.C.                                                          696,132             827,268
   Ted Baker P.L.C.                                                     48,829             371,173
 * Telecommunications Group P.L.C.                                      45,958               1,884
   Telemetrix P.L.C.                                                   165,708             398,370
 * Telspec P.L.C.                                                       25,000               6,898
 * Terence Chapman Group P.L.C.                                         62,500                 363
   Tex Holdings P.L.C.                                                  14,000              40,615
   The Big Food Group P.L.C.                                           466,847             857,541
 * The Innovation Group P.L.C.                                         940,000             539,722
   The Malcolm Group P.L.C.                                            109,377             165,497
 * The Television Corp. P.L.C.                                          81,937             124,993
 * The Wireless Group P.L.C.                                            88,460             150,404
   Thorntons P.L.C.                                                    158,000             456,643
   Thorpe (F.W.) P.L.C.                                                 24,000              99,948
 * Thus Group P.L.C.                                                 1,697,000             809,908
   Tibbett & Britten Group P.L.C.                                       86,123             706,030
   Tinsley (Eliza) Group P.L.C.                                         19,844               8,898
 * Toad Group P.L.C.                                                    85,507              29,520
   Topps Tiles P.L.C.                                                  348,450           1,000,669
   Tops Estates P.L.C.                                                  41,188             221,614
 * Torotrak P.L.C.                                                     134,282             148,992
 * Tottenham Hotspur P.L.C.                                            150,000              75,948
   Town Centre Securities (New) P.L.C.                                 142,137             622,281
   Trace Computers P.L.C.                                               33,552              47,094
 * Trafficmaster P.L.C.                                                151,708             218,362
   Transport Development Group P.L.C.                                  108,182             406,896
   Trifast P.L.C.                                                      135,388             168,736
   Trio Holdings P.L.C.                                                 50,000              20,603
   TT Electronics P.L.C.                                               158,390             420,707
   Tullow Oil P.L.C.                                                   500,218             939,453
   U.K. Coal P.L.C.                                                    194,549             544,354
   Ulster Television, Ltd.                                             115,602             915,777
   Ultra Electronics Holdings P.L.C.                                    86,645             891,366
   Ultraframe P.L.C.                                                   129,685             290,765
   Umeco P.L.C.                                                         43,150             287,092
   Uniq P.L.C.                                                         152,986             486,608
   Unite Group P.L.C.                                                  144,289             461,840
   Universal Salvage P.L.C.                                             14,255              16,427
 * Vanco P.L.C.                                                         69,249             288,439
 * Vega Group P.L.C.                                                    32,300              96,327

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Vernalis P.L.C.                                                     225,579     $       210,715
 * Vert (Jacques) P.L.C.                                                45,000              12,150
   Victoria P.L.C.                                                      12,000              82,650
   Victrex P.L.C.                                                      136,254             817,553
   Vitec Group P.L.C.                                                   47,953             306,193
 * Volex Group P.L.C.                                                   58,801             137,378
   VP P.L.C.                                                            83,100             184,943
   VT Group P.L.C.                                                     229,432           1,115,147
   Wagon P.L.C.                                                         65,292             193,420
 * Walker Greenbank P.L.C.                                              53,105              13,631
   Warner Estate Holdings P.L.C.                                        70,000             609,259
 * Waterdorm P.L.C.                                                    105,000                   0
   Waterman P.L.C.                                                      74,473             102,443
   Watermark Group P.L.C.                                               68,660             175,579
   Weir Group P.L.C.                                                   244,736           1,315,453
   Wellington Holdings P.L.C.                                            9,000              22,019
   Wembley P.L.C.                                                       36,926             579,908
   Westbury P.L.C.                                                     202,522           1,590,613
 * Weston Medical Group P.L.C.                                          50,200               2,301
   Wetherspoon (J.D.) P.L.C.                                           264,451           1,395,753
   Whatman P.L.C.                                                      241,935             925,041
   White Young Green P.L.C.                                             74,666             256,204
   Whitehead Mann Group P.L.C.                                          95,000             471,388
   Whittard of Chelsea P.L.C.                                           30,000             106,083
 * Wiggins Group P.L.C.                                              1,148,266             116,317
   Wilmington Group P.L.C.                                              66,592             131,080
   Wilshaw P.L.C.                                                      198,409              40,924
   Wilson Bowden P.L.C.                                                  7,000             132,913
   Wincanton P.L.C.                                                    147,600             568,882
   Windsor P.L.C.                                                       50,000              36,220
   Wintrust P.L.C.                                                      22,500             243,795
   Wolverhampton & Dudley Breweries P.L.C.                              90,173           1,358,033
   Wood Group (John) P.L.C.                                            555,826           1,451,077
   Woolworths Group P.L.C.                                           1,717,965           1,395,056
 * Worthington Group P.L.C.                                            102,653               6,587
   WSP Group P.L.C.                                                     90,000             326,527
   Wyevale Garden Centres P.L.C.                                        74,407             492,681
   Wyndeham Press Group P.L.C.                                          73,066             142,685
 * XAAR P.L.C.                                                          66,357             101,854
   XANSA P.L.C.                                                        459,994             711,901
 * Xenova Group P.L.C.                                                 436,931              69,819
 * XKO Group P.L.C.                                                     30,304              49,265
   Yates Group P.L.C.                                                   76,263             139,877
 * Yorkshire Group P.L.C.                                               82,504               8,698
   Young & Co's Brewery P.L.C.                                          10,000     $       164,835
   Young & Co's Brewery P.L.C. Class A                                   5,234             108,907
   Yule Catto & Co. P.L.C.                                             194,090             854,572
   Zotefoams P.L.C.                                                     62,000              79,745
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $203,560,900)                                                                  268,369,725
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.1%)
 * British Pound Sterling
    (Cost $229,507)                                                                        222,287
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Creston P.L.C. Warrants 03/31/04                                      1,000                   0
 * Letter of Entitlements - Audemars Piguet                             90,242                   0
 * Planestation Group P.L.C. Warrants 01/13/11                         229,653               5,684
 * Xenova Group P.L.C. Rights 12/17/03                                  94,500                   0
 * Xenova Group P.L.C. Warrants 12/31/08                                56,991               3,527
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $4,781)                                                                              9,211
                                                                                   ---------------
TOTAL -- UNITED KINGDOM
  (Cost $203,795,188)                                                                  268,601,223
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                               ---------------
                                                                     (000)
TEMPORARY CASH INVESTMENTS -- (1.9%)
   Repurchase Agreement, PNC Capital Markets, Inc. 0.89%,
     06/01/04 (Collateralized by $5,065,000 FHLB Notes
     3.375%, 06/15/04, valued at $5,147,306) to be
     repurchased at $5,071,501
     (Cost $5,071,000)                                         $         5,071           5,071,000
                                                                                   ---------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $208,866,188)++                                                            $   273,672,223
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities.
++  The cost for federal income tax purposes is $208,877,321.

                 See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
FRANCE -- (12.0%)
COMMON STOCKS -- (12.0%)
   Affine                                                                1,400     $       111,141
 * Ales Groupe SA                                                        1,900              81,408
 * Ales Groupe SA Issue 04                                                 316              13,120
   Algeco SA                                                             3,326             380,445
*# Alstom SA                                                           177,212             203,694
 * Altedia SA                                                            2,800              52,790
*# Alten SA                                                             21,372             321,491
 * Altran Technologies SA                                               82,633             889,605
   Apem SA                                                               1,000              65,922
   April Group SA                                                       31,201             604,186
   Ares (Groupe) SA                                                      5,500              30,219
   Arkopharma                                                            6,240             380,897
 * Assystem Brime SA                                                     7,580             147,697
 * Aubay SA                                                              5,700              25,359
 * Audika SA                                                             1,900             115,410
 * Baccarat SA                                                           1,090             116,022
   Bacou-Dalloz                                                          6,287             495,609
   Bains de Mer et du Cercle des Etrangers a Monaco                      4,615           1,419,452
   Banque Tarneaud SA                                                    1,000             176,586
   Beneteau SA                                                          13,527             814,140
 * Bigben Interactive                                                    2,100              10,569
   Boiron SA                                                            16,659             389,968
 * Boizel Chanoine Champagne SA                                            600              32,718
   Bonduelle SA                                                          6,723             619,536
 # Bongrain SA                                                          13,083             880,044
 * Bricorama SA                                                          3,379             189,152
   Brioche Pasquier SA                                                   2,888             188,628
   Buffalo Grill SA                                                      1,028              15,036
 * Bull SA                                                             105,500             114,645
   Burelle SA                                                            4,030             422,845
 * Business Objects SA                                                  16,500             362,041
 * BVRP SA                                                               2,900              40,533
 * Camaieu SA                                                            4,988             441,236
 * Cap Gemini SA                                                         3,066             117,597
   Carbone Lorraine                                                     33,245           1,243,712
   Cegedim SA                                                            6,902             498,758
   CEGID SA                                                             18,000             490,644
   CFCAL-Banque                                                            840             296,612
   CFF Recycling                                                        10,576           1,207,323
 * Cie Financiere Pour La Location D'Immeubles
     Industriels & Commerciaux Sa                                        6,400             336,129
 # Clarins SA                                                            7,332             457,193
*# Club Mediterranee SA                                                 15,665             663,617
   Consortium International de Diffusion et de
     Representation Sante                                                  600               8,362
   Crometal SA                                                           1,100              54,973
 * CS Communication et Systemes                                          4,983             135,994
 * Damartex SA                                                          22,900             667,998
 * Dane-Elec Memory SA                                                  11,400              43,833
   Delachaux SA                                                          1,300             150,026
   Deveaux SA                                                            1,040             113,545
   Didot-Bottin                                                          1,620     $       213,257
 * DMC (Dollfus Mieg et Cie)                                             9,630              62,941
   Dynaction SA                                                         10,660             212,889
   Eiffage SA                                                            7,650             595,213
   Electricite de Strasbourg                                            23,784           3,050,984
   Elior                                                               104,108             893,767
   Esso SA                                                               3,200             449,270
   Etam Developpement SA                                                 7,300             296,555
   Euler-Hermes SA                                                      12,758             704,170
 * Eurafrance                                                           43,296           2,661,228
 * Euraltech SA                                                         11,700              22,432
*# Euro Disney SCA                                                     797,643             360,193
 * Evialis SA                                                            1,200              43,582
   Exel Industries SA                                                    1,800             108,730
   Explosifs et de Produits Chimiques                                      524             138,841
 # Faurecia SA                                                           6,500             421,238
   Fimalac SA                                                          111,143           4,344,466
   Fininfo SA                                                            9,760             273,837
 * Fleury Michon SA                                                      3,100             143,678
   Fonciere Lyonnaise SA                                                 9,596             413,614
   France-Africaine de Recherches Petrolieres (Francarep)                4,250             539,613
   Francois Freres (Tonnellerie) SA                                      3,150              80,462
 * Gantois Series A                                                        647              37,048
 * Gascogne SA                                                           6,472             566,467
 # Gaumont                                                              14,607             979,019
 * GCI (Groupe Chatellier Industrie SA)                                  7,258                 886
*# Generale de Geophysique SA                                           20,770           1,027,647
   Generale de Sante                                                    32,259             445,331
   Generale Location SA                                                  9,000             201,787
 * Geodis SA                                                             4,379             335,099
   Gespac System                                                         1,100              18,671
   Gevelot                                                               3,584             202,715
   GFI Informatique SA                                                  26,700             196,824
 # Gifi                                                                  4,678             359,086
 * Ginger (Groupe Ingenierie Europe)                                     2,600              41,562
   Grands Moulins de Strasbourg                                            110              56,417
 * Groupe Bourbon SA                                                     5,440             640,249
   Groupe Crit                                                           6,900             147,381
 * Groupe Flo SA                                                        11,900              63,126
 * Groupe Focal SA                                                       1,400              14,819
 * Groupe Go Sport SA                                                    2,207             173,770
   Groupe Guillin SA                                                     1,200              95,301
   Groupe Open SA                                                        2,000              77,199
   Groupe Steria                                                        14,365             499,032
   Guerbet SA                                                            1,700             113,353
 * Guitel                                                                  116                 921
   Guyenne et Gascogne SA                                               26,000           2,966,673
   Havas SA                                                             62,300             330,724
   Hoteliere Lutetia Concorde                                            2,505             444,858
 * Hotels et Casinos de Deauville                                        2,055           1,092,020
   Hyparlo SA                                                            5,514             287,662
   IDSUD                                                                   614              18,855
   IMS International Metal Service SA                                   12,630             100,187
   Industrielle et Financiere d'Entreprise SA                              300              46,330

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
*# Infogrames Entertainment SA                                          83,638     $       243,609
*# Ingenico SA                                                          61,820             847,231
 * Ioltech SA                                                              500              49,410
   Ipsos SA                                                              5,776             616,677
   Kaufman et Broad SA                                                   7,722             283,530
   Lafuma SA                                                               810              61,072
   Laurent-Perrier                                                       3,100             107,861
   Lectra Systemes SA                                                   23,092             182,491
   Lisi SA                                                               7,827             367,823
   Manitou SA                                                           11,092           1,230,726
   Manutan International SA                                              4,700             214,023
   Marionnaud Parfumeries Retails Perfumes                              11,209             396,275
 * Matussiere et Forest SA                                              13,600              48,162
 * Metaleurop SA                                                        35,449              23,376
   MGI Coutier SA                                                        1,400              48,843
 * Montupet SA                                                          32,450             595,240
 * Mr. Bricolage SA                                                      6,600             217,595
 * MRM                                                                   1,424              17,077
   Neopost SA                                                            7,200             408,321
 * Nexans                                                               15,136             497,083
   Norbert Dentressangle                                                 8,372             413,549
   Nord Est SA                                                          21,507           1,078,212
*# Oberthur Card Systems SA                                             53,640             381,483
 * Oeneo                                                                31,265             137,568
 * Otor SA                                                              13,700              63,530
 * Parcours SA                                                           5,300              32,310
 * Passat SA                                                             2,400              46,793
 * Penauille Polyservices SA                                            10,200             104,292
 * Petit Forestier SA                                                    3,043             122,577
   Pierre & Vacances                                                     6,635             568,255
 * Pinguely-Haulotte SA                                                 25,000             183,974
   Plastic Omnium SA                                                    15,423             758,701
   Plastivaloire SA                                                      1,700              44,364
   Prosodie SA                                                           4,500             128,020
   PSB Industries SA                                                     1,240             162,793
 * Radiall SA                                                            1,340             106,339
   Robertet SA                                                           1,076             120,950
   Rodriguez Group SA                                                    9,687             525,517
   Rougier SA                                                            2,040             153,195
 * S.T. Dupont SA                                                        3,800              18,331
   Sabeton                                                              13,500             197,874
   Samse SA                                                              4,400             549,728
 * Sasa Industries SA                                                    1,000              26,262
 * Saveurs de France-Brossard                                              900              22,159
 * Scor SA                                                             524,279             768,216
 * SDR de Bretagne SA                                                    1,314              41,691
   SEB SA Prime Fidelite 2002                                            3,300             371,106
   Sechilienne-Sidec                                                     2,200             389,838
   Securidev SA                                                          1,500              19,853
   Selectibail                                                          29,286             896,890
   Signaux Girod SA                                                        600              29,689
   SILIC (Societe Immobiliere de Location pour L'industrie
     et le Commerce)                                                    15,009           1,014,484
   Skis Rossignol SA                                                    41,668             687,273
   Smoby SA                                                                500              44,622
   Societe du Louvre SA                                                  9,503             911,925
 * Societe Francais des Papiers Peints                                     400               4,772
   Societe Industrielle D'Aviations Latecoere SA                         3,700             121,799
   Societe Pour L'Informatique Industrielle SA                           1,800     $        66,262
 * Solving International SA                                              2,100              20,945
   Somfy Interational SA                                                22,900           4,304,685
   Sopra SA                                                              7,618             339,428
 # SR Teleperformance                                                   90,928           2,081,121
   Stallergenes SA                                                       1,949             103,468
   Ste Virbac SA                                                         7,637             276,391
   Stef-Tfe SA                                                           2,032             205,761
   Sucriere de Pithiviers-le-Vieil                                       1,825           1,283,589
 * Sylis SA                                                              4,700              32,928
   Synergie SA                                                           8,000             209,838
   Taittinger SA                                                        12,700           2,713,057
 * Teisseire France SA                                                     700              67,431
 * Tessi SA                                                              1,700              66,447
   Touax (Touage Investissement SA)                                     10,378             202,453
 * Toupargel-Agrigel SA                                                  6,200             172,257
   Trigano SA                                                            7,953             439,279
 * Ubi Soft Entertainment SA                                            10,800             282,674
   Unilog SA                                                             9,747             488,426
   Vallourec (Usines a Tubes de Lorraine
     Escaut et Vallourec Reunies)                                       31,700           2,765,783
 * Valtech, La Defense                                                  48,000              52,240
   Viel et Compagnie                                                    44,339             213,065
 # Vilmorin et Cie SA                                                    2,349             361,390
   VM Materiaux SA                                                         300              38,544
   Vranken Monopole                                                      2,800             110,954
   Zodiac SA                                                            14,964             486,317
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $48,556,589)                                                                    79,340,531
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Ales Groupe SA Warrants 03/23/09                                        316               1,389
 * Groupe Open Warrants 10/21/06                                         1,000                 818
 * Oeneo Warrants 08/26/06                                              14,365               6,497
 * Prosodie SA Warrants 10/28/06                                           900                 655
 * Ubi Soft Entertainment SA Warrants 05/14/06                           4,100               1,903
 * Valtech, La Defense Warrants 07/29/05                                20,000                 975
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $1,814)                                                                             12,237
                                                                                   ---------------
TOTAL -- FRANCE
  (Cost $48,558,403)                                                                    79,352,768
                                                                                   ---------------
GERMANY -- (11.1%)
COMMON STOCKS -- (11.1%)
   A.S. Creation Tapeton AG                                              2,900              59,743
 # Aareal Bank AG                                                       46,391           1,572,562
 * Acg AG Fuer Chipkarten und Informationssysteme                       15,400              33,819
   Ackermann-Goeggingen AG                                               8,100             158,498
   AC-Service AG                                                         4,300              27,698
 * Adva AG Optical Networking                                           39,883             261,646
 * Agrob AG                                                              5,800              61,202
 * Aigner (Etienne) AG                                                     600             106,831
 * Aixtron AG                                                           74,124             435,616
   Amadeus Fire AG                                                       4,900              31,754
   Andreae-Noris Zahn AG, Anzag                                         27,200             961,684
 * Articon Integralis AG                                                 7,900              28,093

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Atoss Software AG                                                     3,700     $        50,590
 * Augusta Technologie AG                                               11,750              24,371
 # Ava Allgemeine Handelsgesellschaft der Verbraucher AG                35,814           1,405,711
 # AWD Holding AG                                                       52,932           1,781,445
 * Baader Wertpapier Handelsbank AG                                     19,026             139,558
 # Balda AG                                                             40,277             355,105
 * Basler AG                                                             3,200              52,847
 # Beate Uhse AG                                                        56,241             746,045
   Bechtle AG                                                           25,498             396,993
 * Berliner Elektro Holding AG                                          17,611             160,760
   Bertrandt AG                                                          9,850             158,922
   Beru AG                                                              14,051           1,061,422
   Beta Systems Software AG                                              2,850              55,853
   Bien-Haus AG                                                          2,400              36,033
 # Bilfinger & Berger Bau AG                                            44,787           1,472,801
 * Biolitec AG                                                           8,000              42,533
 * Biotest AG                                                            2,400              32,035
 * BKN International AG                                                 13,200              81,444
 * BMP AG                                                               10,600              34,292
 # Boewe Systec AG                                                       7,866             376,821
 * Borussia Dortmund GMBH & Co. KGAA                                    21,650              77,303
*# Brau und Brunnen AG                                                     300              41,479
   Bremer Energiekonto AG                                               14,700              27,498
 * CBB Holding AG                                                      102,602               4,737
 * Ce Consumer Electrnic AG                                             21,600              45,940
 * Ceag AG                                                              20,670             227,287
 * Cenit AG Systemhaus                                                   3,500              55,707
 * Centrotec Hochleistungskunststoffe AG                                 7,500             122,220
   Cewe Color Holding AG                                                 7,073             155,667
   Comdirect Bank AG                                                   120,666           1,071,574
 * Computec Media AG                                                     4,650              34,624
   Computerlinks AG                                                      5,700              84,314
 * Condomi AG                                                            1,800               5,182
 * CTS Eventim AG                                                       14,800             235,001
 * Curanum AG                                                           21,500              50,227
 * D. Logistics AG                                                      37,750              79,963
*# DAB Bank AG                                                          70,271             531,944
 * Data Modul AG                                                         2,904              57,127
 * DEAG Deutsche Entertainment AG                                       10,500              34,990
*# Deutsche Euroshop AG                                                 18,927             809,102
 * Deutsche Steinzeug Cremer & Breuer AG                                87,200              97,072
*# Deutz AG                                                             96,790             420,279
 * Dierig Holding AG                                                    10,500             152,121
   Dis Deutscher Industrie Service AG                                   18,524             495,273
 * Dom-Braugerei AG                                                      1,100              44,940
   Douglas Holding AG                                                   43,825           1,169,648
 * Dr. Scheller Cosmetics AG                                             4,000              16,852
 * Drillisch AG                                                         28,287             120,878
*# Duerr Beteiligungs AG                                                17,593             440,484
   DVB Bank AG                                                           7,124             888,517
 * Eckert and Ziegler Strahlen - und Medizintechnik AG                   3,000              33,792
 * Elexis AG                                                             8,600              55,531
   Elmos Semiconductor AG                                               23,218             359,878
   ElreingKlinger AG                                                     1,500             163,999
*# Em.TV AG                                                             18,773              52,959
 * Emprise Management Consulting AG                                      8,950     $        18,758
 * Epcos AG                                                             55,500           1,126,358
   Erlus Baustoffwerke AG                                                  297             128,765
 * Escada AG                                                            20,520             359,975
 * Eurobike AG                                                           1,700                 313
 * Evotec Biosystems AG                                                 42,707             218,468
   Feilmann AG                                                          29,181           1,624,007
 # FJA AG                                                                9,889             130,406
   Fortec Elektronik AG                                                  1,400              37,963
 * Freenet.De AG                                                        16,800           1,541,736
   Fuchs Petrolub AG Oel & Chemie                                        6,693             494,747
   GFK AG                                                               37,903           1,278,675
 * Gft Technologies AG                                                  22,600              56,450
*# GPC Biotech AG                                                       23,900             342,912
 # Grenkeleasing AG                                                     15,958             626,011
   Gwag Bayerische Wohnungs-Aktiengesellschaft AG                        3,383             144,994
   Hamborner AG                                                         21,000             589,789
 * Hawesko Holdings AG                                                   4,300             131,109
 * Herlitz AG                                                            6,962              25,954
   Hochtief AG                                                          34,000             746,203
 * Hoeft & Wessel AG                                                     6,100              24,252
   Hucke AG                                                              8,300              36,967
 # Hugo Boss AG                                                         25,100             515,372
   Hutschenreuther AG                                                    2,800              38,414
 * I-D Media AG                                                          9,700              20,525
 * IFA Hotel & Touristik AG                                              7,000              61,031
 * IM International Media AG                                            19,800              15,307
*# Innovation in Traffic Systems AG                                     12,300              51,017
   Interseroh AG                                                        11,845             179,416
*# Intershop Deutschland AG                                              7,955              16,340
 * Intertainment AG                                                      8,500              41,583
 * Isra Vision Systems AG                                                3,650              55,571
 # IVG Immobilien AG                                                   143,237           1,655,029
   Iwka AG                                                              26,613             564,501
   Jenoptik AG                                                          67,265             821,464
 # K & S Aktiengesellschaft AG                                         129,500           4,130,207
   Kampa-Haus AG                                                        10,375              81,101
   Keramag Keramische Werke AG                                          13,000             796,143
 * Kloeckner-Werke AG                                                   53,211             631,966
 * Kontron AG                                                           53,965             423,322
   Krones AG                                                            10,180             919,812
   KSB AG                                                                2,387             460,515
   KWS Kleinwanzlebener Saatzucht AG                                     1,650           1,156,027
 * Leica Camera AG                                                       4,400              27,172
 # Leifheit AG                                                          12,500             381,843
 # Leoni AG                                                             25,000           1,525,370
   Loewe AG                                                              7,100              52,653
 * LPKF Laser & Electronics AG                                           9,000              42,942
 * Masterflex AG                                                         4,400             155,982
 * Maternus-Kliniken AG, Bad Oyenhausen                                  2,400               2,289
 * Maxdata AG                                                           32,897             140,659
 * Mediclin AG                                                          30,850              54,489
 * Medigene AG                                                           8,600              80,559
 * Mensch und Maschine Software AG                                       5,350              50,199
 * Morphosys AG                                                          4,800             127,516
 * Mosaic Software AG                                                    5,200              13,988

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Muehlabauer Holdings AG & Co. KGAA                                    7,423     $       230,977
 * MVS Miete Vertrieb Service AG                                        13,050              27,120
   MVV Energie AG                                                       58,291             960,418
 * MWG Biotech AG                                                       30,700              46,277
 * Nemetschek AG                                                         7,400              66,065
 * Neschen AG                                                            5,800              31,843
 * Norddeutsche Affinerie AG                                            37,449             482,917
   Norddeutsche Steingutfabrik AG                                        5,960              31,296
   Novasoft AG                                                          18,550              61,298
 * November AG                                                           5,400              32,961
 * Ohb Teledata                                                         12,650             109,800
 * Pandatel AG                                                           5,700              21,958
 * Parsytec AG                                                          11,900              52,469
   PC-Ware Information Technologies AG                                   5,100              54,100
 * Personal & Informatik AG                                              5,900              42,144
   Pfeiffer Vacuum Technology AG                                         8,250             322,003
 * Pfleiderer AG                                                        51,351             387,233
 * Phoenix AG, Hamburg                                                  37,500             687,065
 * Plambeck Neue Energien AG                                            19,350              45,218
 * Plenum AG                                                             9,300              29,183
 * Primacom AG                                                          15,200               9,224
 * Produkte und Syteme der Informationstechnologie AG                   10,300              46,813
   Progress-Werk Oberkirch AG                                            5,000             161,914
   Puma AG                                                               5,700           1,387,699
 * PVATepla AG                                                          15,550              29,890
*# Qs Communications AG                                                124,164             593,928
   Rational AG                                                          15,083             967,109
 * Realtech AG                                                           3,650              24,849
   Renk AG                                                              19,400             599,513
 * Repower Systems AG                                                    5,000             111,430
 # Rheinmetall Berlin AG                                                45,000           1,726,682
   Rhoen Klinikum AG                                                    24,107           1,134,092
   Rinol AG                                                              5,900              18,580
 * Rohwedder AG                                                          4,860              35,728
 * Ruecker AG                                                            7,800              30,482
 # Salzgitter AG                                                        85,948           1,020,754
 * SAP Systems Integrations AG                                          35,050             877,359
   Sartorius AG                                                         11,252             192,370
   Schlott Sebaldus AG                                                   7,440             215,380
   Schwarz Pharma AG                                                    30,101             846,637
   Sektkellerei Schloss Wachenheim AG                                   15,120             144,303
 * Senator Entertainment AG                                              9,800               3,111
 * SGL Carbon AG                                                        57,758             553,816
 * Singulus Technologies AG                                             36,100             688,832
   Sinner AG, Karlsruhe                                                  4,160              62,690
   Sixt AG                                                              19,433             313,718
 * Sm Wirtschaftsberatungs AG                                            3,350              33,401
 * Software AG                                                          34,296             908,821
   Stada Arzneimittel AG                                                25,093           1,298,467
 * Stahl (R.) AG                                                         6,300              60,796
 * Steag Hamtech AG                                                     35,473             143,035
 * Stoehr & Co. AG                                                      16,000              65,668
 * Strabag AG                                                            4,840             327,288
   Stratec Biomedical Systems AG                                         3,200              46,891
   Stuttgarter Hofbraeu AG                                              18,000             575,785
   Sued-Chemie AG                                                       29,146           1,032,237
 * Suess Microtec AG                                                    17,785             154,840
   Syskoplan AG                                                          3,300     $        25,471
 * Syzygy AG                                                            18,000             102,827
   Takkt AG                                                             87,707             658,758
 * Techem AG                                                            29,076             673,450
   Technotrans AG                                                        6,450              94,624
 * Telegate AG                                                          20,500             267,486
 * Teles AG Informationstechnologien                                    26,657             293,249
   Textilgruppe Hof AG                                                  12,170              75,813
 * TFG Venture Capital AG & Co. KGAA                                     8,800              25,572
*# Tomorrow Focus AG                                                    42,650             137,995
 * TTL Information Technology AG                                         6,400              23,931
 * TV Loonland AG                                                        7,000              17,230
 * Umweltkontor Renewable Energy AG                                     14,100              10,337
 # United Internet AG                                                   79,458           1,994,814
 * USU Software AG                                                      16,850              72,162
 * Utimaco Safeware AG                                                  12,200              49,274
 * Value Management & Research AG                                        7,650              20,357
 * VBH (Vereinigter Baubeschlag-Handel) AG                               9,415              34,662
 * Vereinigte Deutsche Nickel-Werke AG                                  12,150              16,333
   VK Muehlen AG                                                         1,312             119,365
 * Vossloh AG                                                           21,469           1,033,059
   Wanderer-Werke AG                                                     7,903             231,164
 * WCM Beteiligungs AG                                                 346,726             492,274
 * Westag and Getalit AG, Rheda-Wiedenbrueck                             7,000              65,580
   Wuerttembergische Lebensversicherung AG                              11,330             224,328
 # Wuerttembergische Metallwarenfabrik AG                               30,330             559,139
   Wuerzburger Hofbraeu AG                                                 133              62,429
   Zapf Creation AG                                                      7,500             159,339
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $59,146,816)                                                                    73,151,471
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
*# Em.TV AG Options 04/18/06                                            18,773               7,107
*# Em.TV AG Options 04/18/08                                            18,773               9,858
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $61,194)                                                                            16,965
                                                                                   ---------------
TOTAL -- GERMANY
  (Cost $59,208,010)                                                                    73,168,436
                                                                                   ---------------
SWITZERLAND -- (8.7%)
COMMON STOCKS -- (8.6%)
 * A. Hiestad Holding AG                                                   190              96,482
 * Accu Holding AG Registered Shares                                        60               8,610
 * Actelion, Ltd.                                                        4,400             483,436
 * AFG Arbonia-Forster Holding AG                                        2,610             372,836
 * Agie Charmilles Holding AG                                            3,000             209,827
   Allreal Holding AG                                                    4,357             363,568
   Also Holding AG                                                         268              70,653
 * Amazys Holding AG                                                     1,183              40,920
 * Ascom Holding AG                                                     22,120             230,306
   Bachem AG                                                             3,659             199,906
 # Bank Coop AG                                                         29,405           1,223,646
 # Bank Sarasin & Cie Series B, Basel                                      304             432,059
 * Banque Cantonale de Geneve                                            1,344             206,965
   Banque Cantonale du Jura                                                450              86,060

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
                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Banque Cantonale Vaudoise                                               600     $        66,009
   Banque Privee Edmond de Rothschild SA, Geneve                           120           1,358,296
   Barry Callebaut AG                                                    3,526             811,346
   Basellandschaftliche Kantonalbank                                       600             402,554
   Basler Kantonalbank                                                   5,250             387,754
   Batigroup Holding AG                                                  2,902              30,066
   Belimo Holdings                                                         330             161,355
 * Berna Biotech                                                        18,727             136,630
 # Berner Kantonalbank                                                   4,815             571,926
   BHB Beteiligungs und Finanzgesellschaft                                 150               5,251
 # Bobst Group SA                                                       18,200             581,498
   Bossard Holding AG                                                    6,350             310,772
   Bucher Industries AG, Niederweningen                                  3,355             563,286
   BVZ (Brig Visp Zermatt) Holding AG                                      370              71,018
 # Caisse d'Epargne Cantonale Vaudoise, Lausanne                           697             618,056
   Calida Holding AG                                                       396             102,553
 * Carlo Gavazzi Holding AG                                                910              56,028
   Charles Voegele Holding AG                                            3,960             265,820
 # Cie Financiere Tradition                                              5,202             455,131
 # Conzzeta Holdings AG                                                  1,415           1,263,446
 * Crossair AG, Basel                                                   13,517             129,415
   Daetwyler Holding AG, Atldorf                                           348             693,159
   Edipresse SA, Lausanne                                                  694             341,511
   EGL (Elektrizitaets-Gesellschaft Laufenberg) AG, Laufenberg           8,390           5,624,292
   Eichhof Holding AG                                                      188             134,464
   Energie Electrique du Simplon SA                                        350              42,659
   Energiedienst Holding AG                                              8,265           2,570,114
   Escor Casino & Entertainment AG                                         744              20,082
 * Feintol International Holding AG                                        254              50,675
 * Fischer (Georg) AG, Schaffhausen                                      1,822             397,233
 * Flughafen Zuerich AG                                                  2,810             229,198
 * Forbo Holding AG, Eglisau                                             1,100             285,022
   Fuchs Petrolub AG Oel & Chemie Non-Voting                             6,003             442,425
*# Galenica Holding, Ltd. AG, Bern                                       4,290             644,434
   Geberit AG                                                              870             560,197
 * Generale d'Affichage, Geneve                                            337             188,654
 * Generali (Switzerland) Holdings, Adliswil                             1,670             249,943
 * Golay-Buchel Holding SA, Lausanne                                        40              31,091
   Gornergrat Monte Rasa-Bahnen Zermatt                                     70              46,386
*# Gurit-Heberlein AG                                                    1,125             966,407
 # Helvetia Patria Holding                                               4,331             761,823
 * HPI Holding SA                                                        6,000               9,307
   Industrieholding Cham AG, Cham                                          864             175,122
 * Interroll-Holding SA                                                    320              37,499
 # Jelmoli Holding AG                                                    1,521           1,903,559
 # Jelmoli Holding AG, Zuerich (Namen)                                   2,835             707,520
   Kaba Holding AG                                                       2,040             410,355
   Kardex AG, Zuerich                                                    1,039             144,497
   Kardex AG, Zuerich (Participating)                                      610              84,889
 * Komax Holding AG                                                      1,411             103,766
 * Kudelski SA                                                          13,000             398,382
 # Kuoni Reisen Holding AG                                               1,470             583,704
 * Leica Geosystems Holdings AG                                          1,057     $       175,713
 * Lem Holdings AG, Lyss                                                   270              43,119
 # Luzerner Kantonalbank AG                                              5,000             798,886
 * Maag Holding AG, Zuerich                                                922             121,872
 * Micronas Semi                                                        12,202             540,442
 * Mikron Holding AG, Biel                                               2,652              29,921
 * Mobilezone Holding AG                                                13,349              40,304
 * Moevenpick-Holding, Zuerich                                           1,320             827,276
   Nobel Biocare Holding AG                                             45,460           6,757,938
   Orell Fussli Graphische Betriebe Ag, Zuerich                          2,400             272,853
   Oz Holding AG                                                         4,400             294,089
 * Parco Industriale e Immobiliare SA                                      600               1,674
 * Phoenix Mecano AG, Stein am Rhein                                     2,749             784,724
   Phonak Holding AG                                                    29,137             871,081
 # PSP Swiss Property AG                                                35,198           1,227,492
   Publicitas Holding SA, Lausanne                                       1,535             477,783
 # Rieters Holdings AG                                                   2,626             665,981
   Roche Holding AG Genusschein                                            800              84,257
   SAIA-Burgess Electronics AG                                             274             133,279
   Sarna Kunststoff Holding AG                                           1,760             167,896
 * Saurer AG                                                             7,843             396,643
 * Schaffner Holding AG                                                    300              46,784
 * Schweiter Technology AG                                                 649             114,009
   Schweizerhall Holding AG, Basel                                         140             203,561
 # Schweizerische National Versicherungs Gesellschaft                      692             331,178
   Scintilla AG                                                            170             142,894
   SIA Abrasives Holding AG                                                337              61,313
 # Siegfried Holding AG                                                  8,560           1,087,350
   Sig Holding AG                                                        3,300             564,522
 * Sihl                                                                    150                 359
*# Sika Finanz AG, Baar                                                  1,185             595,706
 # Sopracenerina                                                         2,409             378,935
 # St. Galler Kantonalbank                                               3,636             731,250
   Sulzer AG, Winterthur                                                 1,637             407,701
 * Swiss Prime Site AG                                                   2,212             468,678
*# Swisslog Holding AG                                                  17,025              18,246
   Tamedia AG                                                            5,300             487,914
 # Tecan Group AG                                                        5,859             250,212
 * Temenos Group AG                                                     35,359             322,285
 * UMS Schweizerische Metallwerke Holding AG, Bern                       2,560              65,708
 * Unaxis Holding AG                                                     2,013             227,974
   Unilabs SA                                                            2,700              53,950
*# Valiant Holding AG                                                    9,978             830,575
 # Valora Holding AG                                                     2,097             496,492
 * Vaudoise Assurances Holding, Lausanne                                    45              73,476
   Villars Holding SA, Fribourg                                            150              32,286
 * Von Roll Holding AG                                                  23,024              22,749
*# Von Roll Holding AG, Gerlafingen                                     23,024              23,567
   Vontobel Holdings AG                                                 44,250             942,552
   Walliser Kantonalbank                                                   150              37,882
 * Wmh Walter Meier Holding Ag, Zuerich                                  1,000              48,177
   Zehnder Holding AG                                                      193             199,108
   Zschokke Holding SA, Geneve                                             230             101,069
 * Zueblin Holding AG                                                   13,393             104,888

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
                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 # Zuger Kantonalbank                                                      590     $     1,342,451
TOTAL COMMON STOCKS
  (Cost $30,646,624)                                                                    56,740,877
                                                                                   ---------------
PREFERRED STOCKS -- (0.1%)
   Fuchs Petrolub AG Oel & Chemie
    (Cost $266,229)                                                      6,003             420,425
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swiss Francs
    (Cost $4,164)                                                                            4,255
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Accu Holding AG Rights 05/28/04
     (Cost $7,757)                                                          60               3,827
                                                                                   ---------------
TOTAL -- SWITZERLAND
  (Cost $30,924,774)                                                                    57,169,384
                                                                                   ---------------
ITALY -- (7.4%)
COMMON STOCKS -- (7.4%)
 * Acea SpA                                                            163,000           1,158,164
 * Acegas SpA                                                           31,875             256,030
 * Actelios SpA                                                         25,801             203,256
 * Aem Torino SpA                                                      450,627             843,820
   Aeroporto de Firenze SpA                                              6,000              72,397
*# Alitalia Linee Aeree Italiane SpA Series A                        3,706,002           1,061,803
   Amplifon SpA                                                         18,242             635,794
 * Auschem SpA (In Liquidation)                                         82,000                   0
   Azienda Mediterranea Gas e Acqua SpA                                360,014             561,812
 # Banca Ifis SpA                                                       19,351             211,909
 # Banca Intermobiliare di Investimenti e Gestoni SpA                  132,998             888,983
   Banca Monte Dei Paschi di Siena SpA                                 229,515             711,825
   Banca Popolare Dell'etruria e Del Lazio Scrl                         23,918             523,221
   Banca Profilo SpA                                                   114,243             245,428
   Banco di Desio e della Brianza SpA                                  109,105             526,112
   Banco Piccolo Valellinese Scarl SpA                                  56,071             554,870
 * Bastogi SpA                                                       1,183,000             189,622
 * Beghelli SpA                                                        142,000              95,703
   Beni Stabili SpA, Roma                                            1,309,500             957,501
   Biesse SpA                                                           17,100              47,547
 * Binda SpA                                                         1,299,375                   0
   Bonifica dei Terreni Ferraresi e per Imprese Agricole Roma            9,675             177,070
   Bremba SpA                                                           74,782             531,677
 * Brioschi Finanziaria SpA, Milano                                    373,400             121,587
   Buzzi Unicem SpA                                                     94,100           1,237,422
 # Caltagirone Editore SpA                                             132,868           1,011,295
 # Caltagirone SpA                                                     178,399           1,109,571
   CAMFIN (Cam Finanziaria)                                             36,527              83,652
   Carraro SpA                                                          34,400             113,541
 # Cementir Cementerie del Tirreno SpA                                 249,704             794,782
   CIR SpA (Cie Industriale Riunite), Torino                           591,100           1,202,346
 * Cirio Finanziaria SpA                                               175,000     $        37,184
   Class Editore SpA                                                    83,868             179,310
*# CMI SpA                                                              64,502             284,066
 * Coats Cucirini SpA                                                   30,000              36,128
 * Compagnia Immobiliare Azionaria                                      44,000               7,875
   Credito Artigiano SpA                                               114,446             425,732
 # Cremonini SpA                                                       135,428             228,323
   CSP International Industria Calze SpA                                10,000              16,130
   Danieli & C.Officine Meccaniche SpA                                  66,500             279,474
 * Dataconsyst C.G.S. SpA, Monza                                           220                   0
   Davide Campari - Milano SpA                                          27,599           1,307,154
   De Longhi SpA                                                       139,386             490,745
 * Del Favero SpA                                                       86,000                   0
 * Ducati Motor Holding SpA                                            129,900             185,167
   Emak SpA                                                             27,000             117,329
   Erg SpA                                                             173,330           1,090,133
   Ergo Previdenza SpA                                                  95,165             509,800
   Ericsson SpA                                                         24,374             967,679
   Esprinet SpA                                                          3,700             108,626
 * Finarte Casa d'Aste SpA (Milano)                                     56,266              70,771
 * Finarte Partecipazioni Pro Arte SpA                                 242,693              47,745
*# Finmatica SpA                                                        35,900             136,526
 * FMC (Fabbrica Milanese Condutorri SpA)                               25,000                   0
 * Fochi (Filippo) SpA                                                 216,000                   0
 * Fornara Societa Finanziaria e di Partecipazioni SpA                 310,000                   0
   Gabetti Holding SpA                                                  55,000             124,597
   Gefran SpA                                                           11,000              53,834
*# Gemina SpA                                                          331,283             308,019
 * Gerolimich SpA (In Liquidation)                                     297,400                   0
 # Gewiss SpA                                                          221,700           1,023,537
 * Giovanni Crespi SpA                                                  49,200              37,869
   Grandi Navi Veloci SpA                                               53,833             123,601
 # Granitifiandre SpA                                                   33,237             273,769
 * Grassetto SpA                                                       279,125                   0
 * Gruppo Ceramiche Ricchetti SpA                                      164,000              60,054
   I Grandi Viaggi SpA                                                  28,100              26,907
*# Immobiliare Lombardia SpA                                           425,000              86,699
   Immsi SpA                                                           287,000             485,832
*# Impregilo SpA                                                       592,300             316,509
 # Industria Macchine Automatique SpA                                   33,671             448,636
   Industria Romagnola Conduttori Elettrici SpA                         17,500              54,730
   Industrie Zignago S. Margherita SpA                                  52,000             818,457
   Interpump Group SpA                                                  75,402             384,788
   ITALJOLLY (Cia Italiana dei Jolly Hotels SpA)                        34,500             223,575
 # Italmobiliare SpA, Milano                                            20,975             979,514
 * Juventus Footbal Club SpA                                            98,000             186,043
   La Doria SpA                                                         22,000              59,415
 * Lavorwash SpA                                                        10,000              21,548
   Linificio and Canapificio Nazionale SpA                              22,000              52,202
   Maffei SpA                                                           52,500              96,050
 * Mandelli SpA                                                         41,000                   0
 # Manifattura Lane Gaetano Marzotto & Figli SpA                       138,000           1,579,981

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

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Marcolin SpA                                                         35,100     $        46,749
   Mariella Burani Fashion Group SpA                                    26,077             241,831
   Meliorbanca SpA                                                      90,667             398,133
   Merloni Elettrodomestici SpA                                        155,000           2,649,895
   Milano Assicurazioni SpA                                            266,700           1,003,871
   Mirato SpA                                                           12,000              86,458
 * Monrif SpA                                                          150,000             138,752
 * Montefibre SpA                                                      143,130              38,881
 # Navigazione Montanari SpA                                           110,917             243,930
 * Necchi SpA                                                          164,250              14,241
 * Negri Bossi SpA                                                      13,700              38,485
 * NGP SpA                                                              17,891               7,647
   Olidata SpA                                                          20,000              24,935
 * Opengate Group SpA                                                    4,000               9,330
 * Pagnossin SpA                                                         9,000              10,988
 * Perlier SpA                                                         100,700              24,309
   Permasteelisa SpA                                                    24,470             420,278
 # Pininfarina SpA                                                      31,285             849,351
 # Pirelli & C.Real Estate SpA                                           9,600             341,944
   Poligrafici Editoriale SpA                                          132,000             263,542
 * Premafin Finanziaria SpA Holding di Partecipazioni, Roma            342,051             438,278
 # Premuda SpA                                                          50,800             104,310
 * Ratti SpA                                                            31,768              17,466
   Recordati Industria Chimica e Farmaceutica SpA                       58,644           1,142,315
*# Reno de Medici SpA, Milano                                          332,210             301,332
 * Richard-Ginori 1735 SpA                                             128,000              92,847
   Risanamento Napoli SpA                                              255,850             424,393
 * Rodriquez SpA                                                        41,250                   0
 * Roncadin SpA                                                         81,400              45,192
   Sabaf SpA                                                             9,200             169,693
*# Saeco International Group SpA                                       154,000             678,509
   SAES Getters SpA                                                     14,750             226,549
   SAI SpA (Sta Assicuratrice Industriale), Torino                      32,500             723,027
 * Schiapparelli 1824 SpA, Milano                                      166,200              29,735
 * Sirti SpA                                                            29,967              73,623
   SISA (Societa Imballaggi Speciali Asti SpA)                          65,000             165,261
 * SMI STA Metallurgica Italiana SpA                                   565,280             149,711
 # SNIA SpA                                                            227,590              68,573
*# Societa Sportiva Lazio SpA                                           18,150              23,421
 # Societe Cattolica di Assicurazoni Scarl SpA                          27,170           1,055,574
   Sogefi SpA                                                          182,500             685,265
 # Sol SpA                                                              81,830             348,520
 * SOPAF (Societa Partecipazioni Finanziarie SpA)                       85,000              17,808
 * Sorin SpA                                                           341,385             875,453
   Stefanel SpA                                                         54,400             114,161
   Targetti Sankey SpA                                                  14,500              61,652
 * Tecnodiffusione Italia SpA                                            3,332               8,138
   Terme Demaniali di Acqui SpA                                        532,000             309,952
 # Tod's Group SpA                                                      30,476           1,037,865
 * Trevi-Finanziaria Industriale SpA                                    52,400              64,011
 * Tripcovich (D.) & Co. SpA Navigazione
     Rimorchi e Salvataggi Trieste                                     113,898                   0
 * Unione Manifatture SpA (In Liquidation)                             156,000                   0
 * Unipar (Unione Nazionale di Participazione SpA)
     (In Liquidation)                                                  539,000     $             0
 * Vemer Siber Group SpA                                                46,000              38,263
 * Viaggi del Ventaglio SpA                                             23,000              34,226
   Vianini Industria SpA                                                52,520             149,833
 # Vianini Lavori SpA                                                  180,752           1,103,423
   Vittoria Assicurazioni SpA                                           51,500             330,906
   Zucchi (Vincenzo) SpA                                               144,350             650,599
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $42,678,188)                                                                    49,094,237
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Societa Sportiva Lazio SpA Rights 06/14/04                           18,150                 432
 * Tecnodiffusione Italia SpA Warrants 11/15/04                          1,332                 129
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $104,621)                                                                              561
                                                                                   ---------------
TOTAL -- ITALY
  (Cost $42,782,809)                                                                    49,094,798
                                                                                   ---------------
SWEDEN -- (6.6%)
COMMON STOCKS -- (6.6%)
 * Active Biotech AB                                                    38,640             277,286
   Addtech AB Series B                                                  22,300             130,440
   Alfa Laval AB                                                        18,600             287,253
 * Alfaskop AB                                                           3,200                 343
   Angpannefoereningen AB Series B                                      10,800             184,255
*# Anoto Group AB                                                      134,833             280,900
   Axfood AB                                                            73,400           1,843,548
*# Axis AB                                                              76,994             139,444
 * B & N Bylock & Nordsjoefrakt AB Series B                             41,800              92,622
   Beiger Electronics AB                                                11,700             104,613
   Beijer AB Series B                                                   11,700             146,129
   Beijer Alma AB Series B                                              10,400             137,968
   Bergman & Beving AB Series B                                         36,200             260,158
   Biacore International AB                                             11,150             260,688
   Bilia AB Series A                                                   116,725           1,442,011
   Billerud AB                                                          58,700             913,801
 * Boliden AB                                                          197,400             720,189
 * Bong Ljungdahl AB                                                     9,000              42,251
 * Boras Waefveri AB Series B                                            8,600              31,584
 * Boss Media AB                                                        63,200             161,346
*# Bostads AB Drott                                                     21,350             383,743
 * Capio AB                                                             78,700             762,528
   Capona AB                                                            25,400             221,490
   Carbo AB                                                             37,100             917,167
   Castellum AB                                                         43,600           1,028,418
   Cloetta AB Series B                                                  22,250             523,083
   Concordia Maritime AB Series B                                       37,300              92,902
 * Connecta AB                                                             250                 211
 * Consilium AB Series B                                                 4,300              18,075
 * Consilum AB Series B Issue 04                                           946               3,977
   D. Carnegie & Co. AB                                                 74,000             789,208
   Digital Illusions AB Series A                                         7,800              79,831
 * Doro Telefoni AB Series A                                             2,900               3,612
 * Drott Series AB                                                      89,700           1,254,548
 * Duroc AB Series B                                                     2,700               5,245

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Elekta AB                                                            28,600     $       571,275
*# Enea Data AB Series B                                               440,000             180,497
   Eniro AB                                                            154,000           1,209,611
 * Expanda AB                                                            6,547              28,914
   Fagerhult AB                                                         14,100             154,596
 * Fagerlid Industrier AB                                                8,600                   0
 * Finnveden AB                                                         57,000             472,909
 * Framfab AB Issue 04                                                 276,000              22,683
*# Framtidsfabriken AB                                                 690,000              56,707
 * Frontec AB Series B                                                  50,800              43,723
   Getinge AB                                                          176,604           2,059,565
   Geveko AB Series B                                                    8,300             165,513
 * Glocalnet AB                                                        187,500              71,787
   Gorthon Lines AB Series B                                            41,800              99,732
   Gunnebo AB                                                           50,000             611,837
   Haldex AB                                                            39,000             612,583
   Heba Fastighets AB Series B                                          13,500             162,317
   Hexagon AB Series B                                                   3,572             114,306
   Hiq International AB                                                 41,889              75,912
   HL Display AB Series B                                                6,000              99,604
   Hoganas AB Series B                                                  38,200             946,042
 * IBS AB Series B                                                      83,200             146,490
 * Icon Medialab International AB                                      145,300              85,642
 * Industrial & Financial Systems AB Series B                           59,300              89,184
 * Industrifoervaltnings AB Skandigen                                   63,975             180,553
 * Intentia International AB Series B                                  149,420             172,510
 * Intrum Justitia AB                                                  115,700             702,643
   Karlshamns AB                                                        23,800             263,272
   Kinnevik Industrifoervaltnings AB Series B                           44,400           1,376,789
 * Klippans Finpappersbruk AB                                            5,800              16,047
   Klovern AB                                                           53,276             108,621
   Kungsleden AB                                                        17,600             491,277
   Lagercrantz Group AB Series B                                        23,800              68,754
 * LGP Allgon Holding AB                                                41,280             326,690
   Lindex AB                                                            16,100             451,133
   Ljungberg Gruppen AB Series B                                         3,800              55,201
 * Lundin Petroleum AB                                                 322,400           1,845,813
 * Mandator AB                                                          20,520               2,654
   Meda AB Series A                                                      9,725             261,530
 * Medivir Series B                                                      7,100              98,165
 * Medivir Series B Issue 04                                             3,550              49,082
 * Micronic Laser Systems AB                                            42,600             317,865
 * Modern Times Group AB Series B                                       48,700             875,329
   Naerkes Elektriska AB Series B                                        4,250              51,352
 # NCC AB Series B                                                     118,100             997,840
   Nefab AB Series B                                                     5,100             106,921
 * Net Insight AB Series B                                             199,000              54,293
   New Wave Group AB Series B                                           10,400             274,411
 # Nibe Industrier AB                                                   22,800             395,686
   Nolato AB Series B                                                   42,840             304,908
   Observer AB                                                         137,856             500,142
   OEM International AB Series B                                         7,100              90,798
 * OMHEX AB                                                             78,100           1,036,191
 # Orc Software AB                                                      16,500             164,087
 * Ortivus AB                                                           11,507              43,984
 * Partnertech AB                                                        9,800              67,075
   PEAB AB Series B                                                    105,200             633,049
 * Pergo AB                                                             43,300              94,870
   Poolia AB Series B                                                   18,150              65,796
 * Prevas AB Series B                                                   16,000     $        34,602
*# Pricer AB Series B                                                  431,500              61,237
 * Proact It Group AB                                                   15,000              44,602
*# Proffice AB                                                          72,800             168,512
   Profilgruppen AB                                                      4,000              31,675
   Protect Data AB                                                       6,500              45,446
 * PyroSequencing AB                                                    51,940              67,222
   Q-Med AB                                                             34,000             933,835
 * Readsoft AB Series B                                                 17,800              25,618
   Rottneros Bruk AB                                                   366,600             475,106
   Salus Ansvar AB Series B                                             12,900              28,919
   Sardus AB                                                            11,200             156,323
 * Scribona AB Series A                                                 40,100              78,078
 * Scribona AB Series B                                                 46,300              93,210
 * Semcon AB                                                            18,300              59,160
 * Sigma AB Series B                                                    25,800              18,228
   Skistar AB                                                           21,000             255,229
 * Song Network Holding                                                 43,845             276,663
   SSAB Swedish Steel Series A                                          60,300           1,008,661
   SSAB Swedish Steel Series B                                          17,100             276,772
   Sweco AB Series B                                                    23,450             314,971
*# Switchcore AB                                                       154,820              76,009
 * Teleca AB Series B                                                   69,200             393,021
*# Telelogic AB                                                        196,200             363,802
 * Ticket Travel Group AB                                               15,152              24,006
   Trelleborg AB Series B                                               75,400           1,366,593
   TV 4 AB Series A                                                     22,200             326,440
 * VBG AB Series B                                                         271               3,577
 # Wallenstam Byggnads AB Series B                                      16,700             439,640
 * Wedins Norden AB Series B                                           280,000              78,874
 * Westergyllen AB Series B                                              4,300              41,564
   Whilborg Fastigheter AB Class B                                      69,960             910,901
   Wilh. Sonesson AB Series A                                            4,160              11,718
   Wilh. Sonesson AB Series B                                            4,160              11,826
   WM-Data AB Series B                                                 437,600             976,559
   Xponcard Group AB                                                     2,800              48,951
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $31,736,191)                                                                    43,695,177
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swedish Krona
     (Cost $8,510)                                                                           8,738
                                                                                   ---------------
TOTAL -- SWEDEN
  (Cost $31,744,701)                                                                    43,703,915
                                                                                   ---------------
GREECE -- (5.3%)
COMMON STOCKS -- (5.3%)
 * A. Cambas Holding & Real Estate S.A.                                 36,750             116,030
   Aegek S.A.                                                           99,835             139,312
 * Agrotiki Insurance S.A.                                              34,455             155,656
   Aktor Technical Co. S.A.                                            163,650             898,111
   Alco Hellas ABEE S.A.                                                38,730              81,503
 * Alfa Alfa Energy S.A.                                                 3,810              21,305
   Alfa-Beta Vassilopoulos S.A.                                         15,172             311,738
 * Alisida S.A.                                                          2,160               6,894
 * Allatini Industrial & Commercial Co.                                 15,370              25,710
 * Alte Technological Co. S.A.                                          85,048              60,371
 * Altec Information & Communication Systems S.A.                       80,278              55,047

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Alumil Milonas S.A.                                                  27,516     $       118,973
 * Aluminum of Attica S.A.                                             104,982              73,354
   Anek Lines S.A.                                                      60,821              86,861
   Arcadia Metal Industry C. Rokas S.A.                                 22,389             134,047
 * AS Co. S.A.                                                          25,370              41,210
 * Aspis Bank                                                           45,604             160,199
 * Aspis Pronia General Insurance S.A.                                  48,640              68,398
 * Astir Palace Vouliagmenis S.A.                                       48,800             380,806
   Athens Medical Center S.A.                                          104,974             170,855
   Athens Water Supply & Sewage Co. S.A.                                53,245             367,162
 * Atlantic Super Market S.A.                                           13,640              23,016
   Attica Enterprises S.A. Holdings                                    138,964             560,873
   Attica Publications S.A.                                             16,674              96,877
   Atti-Kat S.A.                                                        88,984              65,304
   Autohellas S.A.                                                      22,490             186,833
   Babis Vovos S.A.                                                     50,982           1,020,513
 * Balafas Construction Holdings S.A.                                   15,200              13,376
 * Bank of Attica S.A.                                                 115,721             565,769
   Bank of Greece                                                        7,296             771,155
   Bank of Piraeus S.A.                                                163,829           1,908,614
   Benrubi S.A.                                                         11,121             179,607
 * Betanet S.A.                                                         11,220              58,409
 * Bitros Holdings S.A.                                                 19,302              66,236
 * Byte Computers S.A.                                                  17,230              47,922
   Chipita S.A.                                                         46,325             136,539
   Commercial Bank of Greece                                             1,960              51,891
 * Compucon Computer Applications S.A.                                  11,260              11,566
   Computer Peripherals International S.A.                               9,110              18,660
 * Cyclon Hellas S.A.                                                   18,131              22,835
 * Daios Plastics S.A.                                                  16,350              97,776
   Delta Holdings S.A.                                                  33,747             217,732
   Dionic S.A.                                                          12,948              13,942
 * Domiki Krittis S.A.                                                  17,730              38,731
   Edrasi Psalllidas Technical Co. S.A.                                 31,108              37,221
   Egnatia Bank S.A.                                                   117,107             394,912
   El. D. Mouzakis S.A.                                                 31,653              47,200
   Elais Oleaginous Production S.A.                                     16,707             334,188
 * Elbisco Holding S.A.                                                 56,000             349,985
   Elektrak S.A.                                                        14,040              36,780
   Elektroniki of Athens S.A.                                           21,560              75,870
 * Elgeka S.A.                                                          18,590             118,004
   Elmec Sport S.A.                                                     64,256             188,624
 * Elton S.A.                                                           18,640             102,926
   Ethniki General Insurance Co. S.A.                                  118,768             502,415
 * Etma Rayon S.A.                                                      11,242              10,839
 * Euro Reliance General Insurance                                      14,830              33,432
 * Eurodrip S.A.                                                        11,620              72,059
 * Euromedica S.A.                                                      33,300              82,617
 * Europaiki Techniki                                                   32,750               9,247
   Everest S.A.                                                         30,730              96,016
   Evrofarma S.A.                                                        9,500              20,032
   F.G. Europe SA Common Registered Shares                               4,536              21,169
 * Fanco S.A.                                                           10,110              12,746
 * Forthnet S.A.                                                        17,510             124,455
   Fourlis S.A.                                                         64,420     $       375,049
   Frigoglass S.A.                                                      49,990             224,403
 * G.Polyhronos S.A.                                                    10,580              19,288
 * Galaxidi Fish S.A.                                                   12,940              10,746
   General Construction Co. S.A.                                        34,649             274,351
   General Commercial & Industry                                        24,060              23,268
 * General Hellenic Bank                                                35,139             307,113
   Germanos S.A.                                                        61,810           1,654,794
   Gnomon Construction S.A.                                             39,937              16,575
   Goody's S.A.                                                         17,740             292,448
   Halkor S.A.                                                         121,226             230,977
   Hatziioannou S.A.                                                    44,200             131,466
   Hellas Can Packaging Manufacturers S.A.                              27,902             260,751
   Hellenic Cables S.A.                                                 26,908              32,807
   Hellenic Duty Free Shops S.A.                                        80,020           1,469,699
   Hellenic Fabrics S.A.                                                17,110              41,389
   Hellenic Sugar Industry S.A.                                         35,750             185,506
   Hellenic Technodomiki S.A.                                          136,556             681,167
   Heracles General Cement Co.                                          93,293             902,740
   Hermes Real Estate S.A.                                              23,136              91,698
 * Hippotour S.A.                                                       12,155              21,640
   Hyatt Regency S.A.                                                  130,260           1,438,243
 * Iaso S.A.                                                            49,300             317,671
 * Iktinos Hellas S.A.                                                   6,500              19,968
 * Inform P. Lykos S.A.                                                 20,610              78,584
 * Informatics S.A.                                                     18,890              20,572
 * Intersat S.A.                                                        19,392               8,288
   Intertech S.A.                                                       12,236              43,100
 * Intracom Constructions S.A.                                          30,520              42,089
   Intracom S.A.                                                       172,366             867,145
 * Ionian Hotel Enterprises                                             16,754             196,136
 * J Boutaris & Son Holding S.A.                                        28,150              40,951
   J&P-Avax S.A.                                                       100,626             541,326
   Kalpinis Simos Steel Service Center                                  12,432              42,844
   Karelia Tobacco Co., Inc. S.A.                                        2,160             155,130
   Kathimerini S.A.                                                     21,240             151,902
   Katselis Sons S.A.                                                   18,000              54,283
 * Kego S.A.                                                            21,670              42,748
 * Kekrops S.A.                                                          2,244              41,224
 * Keramia-Allatini S.A. Industrielle Commerciale & Technique           10,368              31,465
 * Klonatex Group S.A. Bearer Shares                                    20,351              56,774
 * Kordellou Brothers S.A.                                              12,300              19,096
 * Kotsovolos S.A.                                                       2,872              17,537
 * Lambrakis Press S.A.                                                107,586             437,400
 * Lampsa Hotel Co.                                                     19,051             162,858
 * Lan-Net S.A.                                                         19,045              54,886
   Lavipharm S.A.                                                       39,294              64,751
 * Lazarides Vineyards S.A.                                             18,326              58,991
   Light Metals Industry                                                37,502              93,921
 * Logic Dis S.A.                                                       77,230              50,091
 * Loulis Mills S.A.                                                    15,382              51,603
 * Mailis (M.J.) S.A.                                                  101,594             345,789
 * Maritime Company of Lesvos S.A.                                      30,753              20,336
 * Maxim Knitwear Factory C.M.                                          16,360              11,436
 * Medicon Hellas S.A.                                                   2,600              21,452
   Mesochoritis Bros. Construction Co.                                  23,700              14,261
   Metka S.A.                                                           59,820             332,002

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Michaniki S.A.                                                       98,065     $       247,154
   Minerva Knitwear                                                      5,140              16,983
 * Minoan Lines S.A.                                                    77,309             201,487
 * MLS Multimedia S.A.                                                   8,300              17,544
   Mochlos S.A.                                                        101,679              54,701
   Motor Oil (Hellas) Corinth Refineries S.A.                          152,870           1,479,494
   Mytilineos Holdings S.A.                                             47,000             293,977
 * N. Levederis S.A.                                                     8,355               5,720
   N.B.G. Real Estate Development Co.                                  134,960             548,750
 * Naoussa Spinning Mills S.A.                                          21,832              55,362
 * Naytemporiki S.A.                                                    26,080              64,777
 * Neorion-Syro's Shipyards S.A.                                        27,210              75,527
   Nexans Hellas S.A.                                                    3,003              10,805
   Nikas S.A.                                                           25,287             225,762
   Notos Com.Holdings S.A.                                              94,554             420,611
 * O. Daring Sain                                                        7,760               2,850
   Pantechniki S.A.                                                     50,460              93,372
 * Pegasus Publishing & Printing S.A.                                   58,590             129,553
 * Persefs S.A. Health Care                                             23,592              76,801
   Petros Petropoulos S.A.                                               7,360              51,031
 * Petzetakis S.A.                                                      22,560              67,417
 * Pilias S.A.                                                         103,584              32,899
 * Pipeworks L. Girakian Profil S.A.                                    11,730              14,476
   Piraeus Leasing                                                       5,765              47,055
 * Prodeftiki Technical Co.                                             32,257              18,546
 * Promota Hellas S.A.                                                  26,580              29,976
   Rilken S.A.                                                           1,982              20,130
 * Sanyo Hellas S.A.                                                    59,251              81,231
   Sarantis S.A.                                                        43,940             216,994
 * Sato S.A.                                                            28,850              26,473
   Selected Textile Industry Assoc. S.A.                                44,649              42,085
   Sfakianakis S.A.                                                     13,390              48,076
 * Sheet Steel S.A.                                                     25,850              12,644
 * Shelman Hellenic-Swiss Wood S.A.                                     38,042              51,219
   Silver and Baryte Ores Mining Co. S.A.                               34,961             252,107
   Singular S.A.                                                        54,600             118,301
   Spyroy Agricultural House S.A.                                       22,258              26,720
 * Stabilton S.A.                                                       27,530               2,689
   Strintzis Shipping Lines S.A.                                       131,240             171,857
   Technical Olympic S.A.                                              180,370             843,157
 * Technodomi M.Travlos Br. Com. & Constr. Co. S.A.                     13,910               4,293
   Teletypos S.A. Mega Channel                                          36,227             206,649
   Terna Tourist Technical & Maritime S.A.                              63,180             529,252
 * Themeliodomi S.A.                                                    37,422              69,958
   Thrace Plastics Co. S.A.                                             45,500              59,532
   Uncle Stathis S.A.                                                   10,999              78,220
   Unisystems S.A.                                                      41,820              81,179
 * Vardas S.A.                                                          13,780              47,516
 * Varvaressos S.A. European Spinning Mills                              7,200              17,764
   Veterin S.A.                                                         18,984              71,440
   Viohalco S.A.                                                       296,585           1,878,209
   Vioter S.A.                                                          61,470              88,526
 * Vis Container Manufacturing Co.                                       4,259     $        14,478
   Zampa S.A.                                                              830              10,465
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $33,864,979)                                                                    34,866,977
                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
   Egnatia Bank S.A
    (Cost $8,591)                                                        3,196               9,368
                                                                                   ---------------
TOTAL -- GREECE
  (Cost $33,873,570)                                                                    34,876,345
                                                                                   ---------------
NETHERLANDS -- (5.1%)
COMMON STOCKS -- (5.1%)
   Aalberts Industries NV                                               25,910             731,834
   Accell Group NV                                                       5,260             176,853
 * AFC Ajax NV                                                          10,787              94,614
 * Air France                                                           27,280             443,063
   Airspray NV                                                           3,800              88,587
   AM NV                                                                71,761             630,286
   Arcadis NV                                                           14,000             196,024
*# ASM International NV                                                 40,484             871,477
 * Atag Group NV                                                         4,630               1,640
   Athlon Groep NV                                                      34,250             710,516
   Batenburg Beheer NV                                                   3,000             117,303
 * Begemann Groep NV                                                    11,909              45,149
 * Begemann Groep NV Series B                                           13,451              10,182
   Beter Bed Holding NV                                                  4,900              62,759
   Boskalis Westminster NV                                              51,300           1,254,008
   Brunel International NV                                              12,000              95,708
   Buhrmann NV                                                         110,719           1,055,010
   Copaco NV                                                             7,000              29,119
 * Crucell NV                                                           26,050             200,117
 # Draka Holding NV                                                     14,287             232,175
 * Econosto NV                                                          17,305              30,761
   Eriks Group NV                                                        9,032             365,853
   Exact Holding NV                                                     19,764             488,548
 # Fornix Biosciences NV                                                 2,611              38,923
 * Fox Kids Europe NV                                                   66,840             665,786
   Gamma Holding NV                                                     15,705             685,311
   Gemeenschappeljk Bezit Crown van Gelder NV                           12,000             205,713
*# Getronics NV                                                        331,423             916,464
   Grolsche NV                                                          32,100             975,983
   Grontmij NV                                                           2,053              75,902
*# Hagemeyer NV                                                        339,750             727,438
   Heijmans NV                                                          18,173             409,819
   ICT Automatisering NV                                                 5,800              75,371
 # Imtech NV                                                            28,645             738,596
 * Ispat International NV                                               84,322           1,072,104
   Kas Bank NV                                                          42,888             780,773
 * Kendrion NV                                                          21,454              59,046
   Koninklijke Bam NV                                                   25,037             742,236
   Koninklijke Frans Maas Groep NV                                      12,349             410,257
   Koninklijke Nedlloyd NV                                              33,528           1,022,476
   Koninklijke Ten Cate NV                                              11,531             604,503
   Koninklijke Vendex KBB NV                                            76,204           1,417,510
   Koninklijke Vopak NV                                                 48,540             799,037
 * Laurus NV                                                           464,928             618,864
   MacIntosh NV                                                         15,590             398,907
 * Maverix Capital NV                                                    1,500              69,606

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Nederlandsche Apparatenfabriek                                       14,000     $       401,251
   New Skies Satellites NV                                              94,650             766,195
 * NH Hoteles                                                           21,703             243,941
   Nutreco Holding NV                                                   27,519             845,962
   NV Holdingsmij de Telegraaf                                          42,524             941,612
   Oce NV                                                               60,200             895,927
   Opg Groep NV Series A                                                10,100             492,522
*# Petroplus International NV                                           22,363             211,275
   Pinkroccade NV                                                       16,700             207,049
 * Pinkroccade NV Coupons                                               16,700                   0
   Randstad Holdings NV                                                 42,700           1,121,731
   Reesink NV                                                            2,050             131,469
   Roto Smeets de Boer NV                                                2,640             106,154
   Rubber Cultuur Maatschappij Amsterdam NV                             40,800             145,333
 * Samas-Groep NV, Zaandam                                              24,184             158,170
 * Scala Business Solutions NV                                          12,100              50,379
 * Semiconductor Industries NV                                          21,900             143,075
   Sligro Food Group Beheer                                             15,046             446,278
   Smit Internationale NV                                               20,578             696,089
 * SNT Groep NV                                                          9,400             151,639
   Stern Groep NV                                                        1,236              45,258
   Stork NV                                                             26,745             528,580
 * Textielgroep Twenthe NV                                               1,000               3,053
 * Tulip Computers NV                                                   53,860              15,179
   Twentsche Kabel Holding NV                                           18,244             499,770
   United Services Group NV                                             18,374             255,786
   Univar NV                                                             7,050             118,154
*# Van Der Mollen Holding NV                                            57,660             439,208
   Vedior NV                                                            74,880           1,116,481
 * Versatel Telecom International NV                                   376,079             750,005
 * Wegener Arcade NV                                                    70,830             692,254
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $21,699,486)                                                                    34,061,990
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Air France Warrants 11/06/07                                         24,800              31,193
 * AM NV Coupons 06/04/04                                               71,761                   0
 * Eriks Group NV Coupons 06/02/04                                       9,032                   0
 * Koninklijke Vopak NV Coupons 06/04/04                                48,540                   0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $19,048)                                                                            31,193
                                                                                   ---------------
TOTAL -- NETHERLANDS
  (Cost $21,718,534)                                                                    34,093,183
                                                                                   ---------------
SPAIN -- (4.7%)
COMMON STOCKS -- (4.7%)
 # Abengoa SA                                                           66,042             539,091
   Adolfo Dominguez SA                                                   3,700              65,505
   Aldeasa SA                                                           15,329             429,375
*# Amper SA                                                             56,800             285,285
 * Avanzit SA                                                           17,275              49,574
*# Azkoyen SA                                                           52,500             362,360
   Banco de Andalucia                                                    9,800             866,187
   Banco de Credito Balear SA                                           35,424             862,114
 # Banco de Valencia SA                                                188,053           3,921,612
   Banco Guipuzcoano SA                                                 21,194             585,532
 # Banco Pastor SA                                                      34,300           1,017,728
*# Baron de Ley SA                                                       5,642             232,169
   CAF (Construcciones y Auxiliar de Ferrocarriles SA)                   7,500     $       531,517
   Campofrio Alimentacion SA                                            92,800           1,335,597
   Cementos Portland SA                                                 16,881           1,012,633
   Compania de Distribucion Integral Logista SA                         29,600             949,994
   Cortefiel SA                                                         57,093             578,363
 * Dogi International Fabrics SA                                         4,000              23,753
 * Duro Felguera SA                                                     10,860              76,739
   Elecnor SA                                                           18,300             756,452
 * Ercros SA                                                           100,518              40,505
 * Espanola del Zinc SA                                                 29,250              65,033
 * Estacionamientos Urbanos SA                                           4,200                   0
 # Europistas Concesionaria Espanola SA                                174,940           1,092,612
 # Faes Farma SA                                                        32,498             482,884
 * Faes Farma SA Issue 04                                                3,610              53,641
   Funespana SA                                                          4,500              35,644
   Grupo Empresarial Ence SA                                            18,593             491,228
 * Grupo Picking Pack SA                                               145,775              72,979
   Hullas del Coto Cortes                                                8,666             109,000
   Iberpapel Gestion SA                                                  6,700             129,089
   Inbesos SA                                                            8,050              44,064
   Indo Internacional SA                                                33,600             296,121
   Indra Sistemas SA                                                    75,200             961,588
   Inmobiliaria Colonial SA ICSA                                        35,200             853,405
   Inmobiliaria del Sur SA                                                 331              49,919
   Inmobiliaria del Sur SA Issue 2003                                       47               6,278
   Inmobiliaria Urbis SA                                                80,282             888,193
   Lingotes Especiales SA                                               22,080             127,800
 * LSB (La Seda de Barcelona SA) Series B                               25,200              61,252
 * Mecalux SA                                                            9,500              64,934
 # Metrovacesa SA                                                       14,895             570,753
   Miquel y Costas y Miquel SA                                           4,891             242,401
   Natra SA                                                             14,979              69,658
 * Nicolas Correa SA                                                    15,750              56,303
   Obrascon Huarte Lain SA                                              65,366             514,114
   Pescanova SA                                                         26,443             490,261
   Prosegur Cia de Seguridad SA                                         45,049             704,950
 # Recoletos Grupo de Comunicacion SA                                   95,420             688,621
 * Sogecable SA                                                         34,600           1,432,153
 # Sol Melia SA                                                        112,700             970,621
 # SOS Cuetara SA                                                       20,902             590,517
   Tavex Algodonera SA                                                  31,944             123,249
 * Tecnocom Telecomunicaciones y Energia SA                              6,300              54,851
*# Tele Pizza SA                                                       163,225             296,931
 # Transportes Azkar, SA                                                35,477             250,505
   Tubacex SA                                                           73,130             142,948
   Tubos Reunidos SA                                                    12,466              98,848
   Unipapel SA                                                          41,935             795,699
*# Uralita SA                                                          112,831           1,176,721
   Vidrala SA, Alava                                                    47,040             635,884
   Viscofan Industria Navarra de Envolturas Celulosicas SA              97,492             904,236
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $16,578,339)                                                                    31,217,973
                                                                                   ---------------

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Faes Farma SA Rights 06/08/04
     (Cost $0)                                                               8     $            13
                                                                                   ---------------
TOTAL -- SPAIN
  (Cost $16,578,339)                                                                    31,217,986
                                                                                   ---------------
FINLAND -- (4.6%)
COMMON STOCKS -- (4.6%)
   Alandsbanken AB Series B                                              4,890             104,976
 * Aldata Solutions Oyj                                                 64,735             126,228
   Alma Media Oyj                                                       34,388             295,730
 * Amanda Capital Oyj                                                  180,700              37,558
   Amer-Yhtymae Oyj Series A                                            25,370           1,302,258
   Aspo P.L.C.                                                           8,200             126,092
 # Aspocomp Group P.L.C.                                                12,738             185,355
   Basware Oyj                                                           7,050              62,039
 * Benefon Oy                                                            1,900                 488
 * Biotie Therapies Oyj                                                 39,754              54,404
   Capman Oyj Series B                                                  12,485              25,090
   Chips Corp. Series B                                                 17,750             391,799
 # Comptel Oyj                                                         149,541             332,860
   Efore Oy                                                             12,920             110,435
   Elcoteq Network Corp.                                                21,260             350,467
   Elektrobit Group Oyj                                                663,597             364,863
 * Elisa Communications Corp.                                           74,525             929,039
 * Eq Online Oyj                                                        23,900              61,303
 * Evox Rifa Group Oyj                                                  51,210               6,877
   Finnair Oyj                                                         118,150             757,041
   Finnlines Oyj                                                        30,280             836,008
   Fiskars Oy AB Series A                                               41,270             503,052
*# F-Secure Oyj                                                        140,928             233,997
   HK Ruokatalo Oy Series A                                             19,620             154,152
   Honkarakenne Oy Series B                                              3,030              24,896
   Huhtamaki Van Leer Oyj                                              125,650           1,648,682
   Ilkka-Yhtyma Oyj                                                      7,560              61,405
 * Incap Oyj                                                            11,000              29,727
   J.W. Suominen Yhtyma Oy                                              17,955             115,905
   Jaakko Poyry Group Oyj                                               14,610             374,274
   KCI Konecranes International Oyj                                     13,800             476,790
   Kemira Oyj                                                          118,400           1,495,483
   Kesko Oyj                                                            32,060             631,189
   Laennen Tehtaat Oy                                                    5,870              92,011
   Lassila & Tikanoja Oyj                                               16,990             531,093
 # Lemminkainen Oy                                                      16,600             286,210
   Leo Longlife Oy                                                       2,920              26,558
   Martela Oy                                                              530               7,552
   Metsaemarkka Oyj Series B                                               700               5,711
   New Kyro Corp. Oyj                                                   45,670             416,917
   Nokian Renkaat Oyj                                                   12,180           1,125,512
   Nordic Aluminium Oy                                                   1,900              20,443
 * Okmetic Oyj                                                          16,204              51,125
   Okobank Class A                                                     101,080           1,005,169
   Olvi Oyj Series A                                                     3,320              51,596
   Orion-Yhtyma Oyj Series A                                            20,590             520,112
   Orion-Yhtyma Oyj Series B                                            30,460             774,447
   Outokumpu Oyj Series A                                               21,100             319,672
 # Oy Stockmann AB Series B                                             30,200             692,771
   Perlos P.L.C. Warrants 04/04/04                                      72,311             706,734
   PK Cables Oyj                                                         5,530             157,375
 * Pmj Automec Oyj                                                      23,910              14,303
   Pohjola Group P.L.C. Series D                                       146,205           1,424,311
   Ponsse Oyj                                                            6,300     $       156,071
 * Proha Oyj                                                            51,232              30,597
   Raisio Group P.L.C. Series V                                        118,423             246,827
   Rakentajain Koneuvokrammo Oy                                         10,260              75,108
   Ramirent Oyj                                                         12,270             235,240
   Rapala VMC Oyj                                                       36,040             263,692
   Rautaruukki Oyj Series K                                            188,780           1,405,418
   Raute Oy Series A                                                     2,390              20,892
   Rocla Oy                                                              1,300              10,604
*# Saunalahti Group Oyj                                                124,754             172,294
   Scanfil Oyj                                                          63,879             406,243
   Sponda Oyj                                                          109,111             877,237
   Stockmann Oyj AB                                                     35,240             794,290
 * Stonesoft Corp.                                                      49,279              36,161
   Sysopen P.L.C.                                                        7,720              31,554
   Talentum Oyj                                                         18,300             135,798
 * Tecnomen Holding Oyj                                                 49,370              69,479
 # Teleste Corp. Oyi                                                    14,699             100,496
   Tulikivi Oyj                                                          5,710              47,043
   Turkistuottajat Oy                                                    2,590              23,379
   Uponor Oyj Series A                                                  44,400           1,411,984
   Vacon Oyj                                                            14,537             195,157
   Vaisala Oy Series A                                                  19,050             418,738
   Viking Line AB                                                       10,360             256,781
   Wartsila Corp. Oyj Series B                                          66,460           1,357,264
   Yit-Yhtymae Oyj                                                      67,708           1,346,318
   Yomi Oyj                                                             15,450             104,659
                                                                                   ---------------
TOTAL -- FINLAND
  (Cost $21,901,896)                                                                    30,669,408
                                                                                   ---------------
DENMARK -- (4.1%)
COMMON STOCKS -- (4.1%)
   Aarhus Oliefabrik A.S. Aeries A                                       4,950             261,794
 * Alm. Brand A.S.                                                      28,360             698,351
 # Amagerbanken A.S.                                                     2,734             278,442
   Ambu International A.S. Series B                                      1,500              23,420
   Amtssparekassen Fyn A.S.                                              2,243             264,732
   AS Dampskibsselsk Torm                                               49,460           1,146,129
   Bang & Olufsen Holding A.S. Series B                                 13,387             778,490
 * Bavarian Nordic A.S.                                                  4,930             328,102
 * Brodrene Hartmann A.S. Series B                                       5,865             100,121
   Bryggerigruppen A.S.                                                  8,515             559,580
 # Christian Hansen Holding A.S. Series B                               10,855             659,833
 # Codan A.S.                                                           43,400           1,818,907
   Dalhoff, Larsen & Hornemann A.S. Series B                             1,370              65,510
   Danware A.S.                                                          4,185              69,952
   DFDS A.S., Copenhagen                                                11,760             448,812
   DiskontoBanken A.S.                                                     713             118,693
   DSV, De Sammensluttede Vognmaend A.S.                                22,630           1,042,126
   East Asiatic Co., Ltd.                                               22,723           1,009,259
   Edb Gruppen A.S.                                                      3,230              80,070
 * Fimiston Resources & Technology Ltd.                                    400               3,675
 * FLS Industries                                                       73,180             991,184
   Fluegger A.S. Series B                                                2,913             168,510
   Foras Holding A.S. Series A                                          13,292             145,304
 # Forstaedernes Bank                                                    4,322             252,637
 * Genmab A.S.                                                          28,629             470,533

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Glunz & Jensen A.S.                                                   1,470     $         9,435
   GN Great Nordic A.S.                                                210,980           1,584,031
   H&H International A.S. Series B                                       1,140             278,164
*# Harboes Bryggeri A.S.                                                   575             135,909
   Hedegaard (Peder P.) A.S.                                               660              42,388
   Hojgaard Holding A.S. Series B                                        2,500              69,871
 * IC Co. A.S.                                                           3,510              21,322
 * Incentive A.S.                                                        3,575              10,859
 * Junckers (F.) Industrier A.S.                                           860                   1
 * Jyske Bank A.S.                                                      37,760           1,990,859
   Kjobenhavns Sommer Tivoli A.S.                                          580             185,396
   Koebenhavns Lufthavne                                                 9,910           1,405,633
   Kompan A.S.                                                             230              34,618
   Lan & Spar Bank A.S.                                                  2,250             102,164
   Lollands Bank                                                           150              23,619
*# Neurosearch A.S.                                                      9,160             290,933
   NKT Holding A.S.                                                     30,245             591,781
   Nordjyske Bank A.S.                                                     920             149,592
 * NTR Holdings A.S.                                                     1,130               7,636
   Oestjydsk Bank                                                          400              44,678
   Ove Arkil Series B                                                      270              27,395
   Per Aarsleff A.S. Series B                                            1,545              57,621
 * Pharmexa A.S.                                                         3,235               9,887
 * Pharmexa A.S. Issue 04                                                9,705              29,637
   Ringkjobing Bank                                                      1,670             101,376
   Ringkjobing Landbobank                                                1,620             458,456
   Rockwool, Ltd.                                                       24,520           1,006,885
*# RTX Telecom A.S.                                                      8,400              60,644
   Salling Bank                                                            250              22,156
   Sanistal A.S. Series B                                                1,786              94,758
*# SAS Danmark A.S.                                                     34,300             304,839
   Satair A.S.                                                           1,350              27,306
   Schouw & Co. A.S.                                                    15,485             333,494
   Simcorp A.S.                                                          5,240             207,857
   Sjaelso Gruppen A.S.                                                  2,388             172,549
   Skjern Bank A.S.                                                        725              49,117
 * Sondagsavisen A.S.                                                   21,165              75,193
   Spar Nord Holding                                                     6,823             598,270
   Sparbank Vest A.S.                                                    6,600             243,985
   Sparekassen Faaborg A.S.                                                481             111,974
   Sydbank A.S.                                                          8,172           1,169,618
   Thrane & Thrane A.S.                                                  5,258             187,000
*# TK Development                                                       12,478              26,845
 * Topdanmark A.S.                                                      28,300           1,711,231
 * Treka A.S.                                                            8,498             106,231
*# Vestas Wind Systems A.S.                                             27,377             364,922
 * Vestas Wind Systems A.S. Issue 04                                     9,125             118,356
   Vestfyns Bank                                                           200              20,254
   Vestjysk Bank A.S.                                                   10,800             280,047
   VT Holdings Shares B                                                  3,130             138,945
 * Wessel & Vett Magasin du Nord A.S. Series C                           2,102              39,566
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $17,507,964)                                                                    26,919,469
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Danish Krone
    (Cost $74,250)                                                                          74,909
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Vestas Wind Systems A.S
     Rights 06/03/04
     (Cost $0)                                                               2     $             3
                                                                                   ---------------
TOTAL -- DENMARK
  (Cost $17,582,214)                                                                    26,994,381
                                                                                   ---------------
NORWAY -- (3.7%)
COMMON STOCKS -- (3.7%)
 * Aker Kvaerner ASA                                                    73,730           1,177,219
   Aktiv Kapital ASA                                                    57,017             810,181
   Arendals Fosse Kompani ASA                                              100               7,562
 * Blom ASA                                                             18,367              11,333
   Bonheur ASA                                                          16,850             432,715
 * Choice Hotel Scandinavia ASA                                         27,740              74,400
 * Corrocean ASA                                                        19,321               7,353
   Det Norske Oljeselskap ASA Series A                                  85,320             335,757
*# DOF ASA                                                              97,006             230,816
 * EDB Elektronisk Data Behandling ASA                                 149,417             902,984
   Ekornes ASA                                                          56,490           1,093,360
*# Eltek ASA                                                            40,842             356,981
   Expert ASA                                                           48,758             318,254
   Farstad Shipping ASA                                                 60,790             521,174
*# Fjord Seafood ASA                                                   783,483             351,473
*# Fred Olsen Energy ASA                                                91,600             595,414
   Ganger Rolf ASA                                                       6,690             158,303
   Gresvig ASA                                                           4,590              23,953
   Hafslund ASA                                                         58,700             305,825
 * Home Invest ASA                                                      15,077              11,233
 * Industrifinans Naeringseiendom ASA                                    7,582              17,069
   Kongsberg Gruppen ASA                                                49,500             641,109
   Kverneland ASA                                                       16,160             211,710
 * Merkantildata ASA                                                   320,521             240,821
   Natural ASA                                                          10,143              57,286
 # Nera ASA                                                            187,753             498,203
 * Nordic Semiconductor ASA                                             25,000              93,778
 * Northern Offshore, Ltd.                                             214,000             101,115
*# Ocean Rig ASA                                                       105,531             283,380
   Odfjell ASA Series A                                                 24,910             779,714
   Olav Thon Eiendomsselskap ASA                                         8,320             370,922
 * P4 Radio Hele Norge ASA                                              32,200              44,142
 * Photocure ASA                                                        26,690             208,467
   Prosafe ASA                                                          55,980           1,226,476
   Rieber and Son ASA Series A                                          63,654             526,927
   Schibsted ASA                                                       112,960           1,984,868
 * Sinvest ASA                                                           6,220               9,920
   Smedvig ASA Series A                                                 83,580             785,335
 * Software Innovation ASA                                              13,423              59,416
   Solstad Offshore ASA                                                 54,100             403,803
   Steen and Stroem ASA                                                 19,512             362,974
   Storebrand ASA                                                      183,330           1,231,400
   Tandberg ASA Series A                                               217,280           2,188,218
*# Tandberg Data ASA                                                    58,950             128,375
 * Tandberg Storage ASA                                                 48,450              17,398
 * Tandberg Television ASA                                              90,430             570,546
 * Telecomputing ASA                                                    44,963              75,209
*# Tgs-Nopec Geophysical Co. ASA                                        40,910             547,907
   Tomra Systems ASA                                                   294,480           1,185,566
 * Tybring-Gjed ASA                                                    145,145              60,495

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Unit 4 Agresso NV                                                     4,620     $        47,499
   Veidekke ASA                                                         21,846             206,725
   Visma ASA                                                            47,393             494,421
   Wilhelmshaven (Wilhelm), Ltd. ASA                                    30,400             844,901
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $19,143,084)                                                                    24,232,385
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Norwegian Krone
    (Cost $50,721)                                                                          50,620
                                                                                   ---------------
TOTAL -- NORWAY
  (Cost $19,193,805)                                                                    24,283,005
                                                                                   ---------------
BELGIUM -- (3.5%)
COMMON STOCKS -- (3.5%)
 * Abfin SA                                                              2,560                   0
 # Ackermans & Van Haaren SA                                            32,186             768,565
 * Arinso International NV                                              14,739             225,313
 # Banque Nationale de Belgique                                            710           2,425,215
 # Barco (New) NV                                                       12,051           1,052,946
 # Bekaert SA                                                           23,290           1,345,848
   BMT NV                                                                2,040             268,903
   Brantano NV                                                           2,060              78,316
   Brederode SA                                                         12,180             247,184
   Carrieres Unies Porphyre                                                 20              32,363
 # CFE (Compagnie Francois d'Entreprises)                                2,080             520,647
 # Cie Martime Belge SA                                                  8,237             774,390
   Cofinimmo SA                                                          9,778           1,253,737
   Commerciale de Brasserie SA COBRHA                                      115             118,559
 # Deceuninck SA                                                        63,700           2,060,616
 # D'Ieteren SA                                                          5,831           1,160,750
   Distrigaz                                                                57             109,360
 * Docpharma SA NV                                                       4,489             168,724
 * Duvel Moorgat NV                                                      5,019             146,297
   EVS Broadcast Equipment SA                                            1,100              57,129
 # Exmar NV                                                              3,080             169,072
   Floridienne NV                                                        2,033             114,632
   Glaces de Moustier-sur-Sambre SA                                     13,370             456,648
 # Immobel (Cie Immobiliere de Belgique SA)                              4,600             186,388
 * Integrated Production & Test Engineering NV                           4,380              25,132
*# Ion Beam Application SA                                              23,058             166,322
 * Ipso-Ilg SA                                                           5,990              47,597
   Keytrade Bank SA                                                      2,800              74,088
 * Kinepolis Group NV                                                    5,020             136,087
   Lotus Bakeries NV                                                       650              60,096
 # Melexis NV                                                           47,001             516,941
   Metiers Automatiques Picanol                                         16,120             364,776
 * Neuhaus NV                                                              670              25,064
   Nord-Sumatra Investissements SA                                         650             166,177
 # Omega Pharma SA                                                      26,708           1,291,876
   Papeteries de Catala SA                                                 315              36,581
   Quick Restaurants SA                                                 19,501             262,408
*# Real Software SA                                                     10,280               6,292
   Recticel SA                                                          22,870             192,465
   Resilux NV                                                            1,754             143,326
   Rosier SA                                                               655              85,642
 # Roularta Media Groep                                                  9,837     $       542,305
 * Sait Radioholland                                                     7,313              45,326
   Sapec SA                                                              3,635             270,918
 * Sapec SA VVPR                                                            75                 124
   Sioen Industries                                                     21,502             239,937
 * SIPEF (Societe Internationale de Plantations
     & de Finance), Anvers                                               1,545             217,610
   Societe Belge Des Betons SA                                           8,500             491,716
*# Solvus SA                                                            38,344             568,173
 * Solvus SA Interim Strip VVPR                                         18,176                 222
   Spector Photo Group SA                                                5,408              63,439
 * Systemat SA                                                           6,330              35,507
*# Telindus Group SA                                                    39,392             380,048
   Ter Beke NV                                                           2,281             156,772
 # Tessenderlo Chemie                                                   28,984           1,014,591
*# Umicore-Strip VVPR                                                      456                  83
   UNIBRA                                                                1,600             143,561
   Union Miniere SA                                                      9,586             581,947
   Van de Velde NV                                                       2,683             314,928
   VPK Packaging Group SA                                                7,185             224,333
   Warehouses de Pauw Sicafi                                             6,608             250,094
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $16,261,563)                                                                    22,884,106
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Cofinimmo SA Rights 06/11/04
     (Cost $0)                                                           9,778                   0
                                                                                   ---------------
TOTAL -- BELGIUM
  (Cost $16,261,563)                                                                    22,884,106
                                                                                   ---------------
AUSTRIA -- (2.6%)
COMMON STOCKS -- (2.6%)
   Andritz AG                                                           13,609             629,977
 * Austria Email AG                                                        715               2,626
 * Austrian Airlines/Oesterreichische
     Luftverkehrs-Aktiengesellschaft                                    42,784             578,212
   Bank Fuer Kaernten und Steiermark AG                                    520              60,373
 * Betandwin.com Interactive Entertainment AG                           12,749             401,870
   Bohler Uddeholm AG                                                   11,195             853,701
   BWT AG                                                               21,819             533,887
 * Ca Immobilien Invest AG                                              28,791             686,371
   Constantia-Iso Holding AG                                            15,000             165,504
   Constantia-Verpackungen AG                                           19,123             455,606
   Flughafen Wien AG                                                    25,698           1,430,185
 * Immofinanz Immobilien Anlagen AG                                    165,130           1,305,119
 * Lenzing AG                                                            3,948             819,262
   Manner (Josef) & Co. AG                                                 870              39,309
   Mayr-Melnhof Karton AG                                               11,760           1,411,719
   Oberbank AG                                                           5,384             494,560
   Palfinger AG                                                         10,383             352,584
 * Readymix Kies-Union AG                                                  500              55,632
 * RHI AG, Wien                                                         19,649             408,075
   Rosenbauer International AG                                           1,530              92,610
 * Sparkassen Immobilien                                                29,760             283,539
   Ubm Realitaetenentwicklung AG                                           360              42,216
   Uniqa Versicherungen AG                                             128,555           1,573,600
 * VA Technologie AG                                                    17,392             928,120

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Voestalpine AG                                                       30,095     $     1,342,886
   Wienerberger AG                                                      63,642           2,156,762
*# Wolford AG                                                            4,900             136,346
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $12,179,339)                                                                    17,240,651
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Jenbacher AG Rights 03/31/08                                          7,860                   0
 * Wienerberger AG Rights 06/02/04                                      63,642                   0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                      0
                                                                                   ---------------
TOTAL -- AUSTRIA
  (Cost $12,179,339)                                                                    17,240,651
                                                                                   ---------------
IRELAND -- (2.6%)
COMMON STOCKS -- (2.6%)
   Abbey P.L.C.                                                         25,557             243,724
 * Arcon International Resources P.L.C.                                143,750               6,070
 * Ardagh P.L.C.                                                        14,262              20,899
   DCC P.L.C.                                                           91,965           1,496,544
 * Dragon Oil P.L.C.                                                   104,167              85,671
 * Elan Corp. P.L.C.                                                   154,046           3,637,877
   Fyffes P.L.C.                                                       380,502             744,692
   Glanbia P.L.C.                                                      321,765             873,552
 * Grafton Group P.L.C.                                                253,939           1,826,994
   Greencore Group P.L.C.                                              218,422             826,444
   Heiton Holdings P.L.C.                                               51,677             303,186
   IAWS Group P.L.C.                                                   105,879           1,191,636
   IFG Group P.L.C.                                                     37,599              48,251
   Independent News & Media P.L.C.                                     618,550           1,463,247
 * Iona Technologies P.L.C.                                             21,281             110,028
 * Irish Intercontental Group P.L.C.                                    18,872             247,600
   IWP International P.L.C.                                             39,611              14,995
   Jurys Hotel Group P.L.C.                                             69,061             839,965
   Kingspan Group P.L.C.                                               183,188           1,084,945
   McInerney Holdings P.L.C.                                            33,991             199,328
   Paddy Power P.L.C.                                                   49,663             576,587
   Readymix P.L.C.                                                     109,762             209,581
 * Ryan Hotels P.L.C.                                                   68,061             108,209
   United Drug P.L.C.                                                  190,860             626,973
   Waterford Wedgwood P.L.C.                                         1,026,650             245,963
                                                                                   ---------------
TOTAL -- IRELAND
  (Cost $9,414,821)                                                                     17,032,961
                                                                                   ---------------
PORTUGAL -- (1.4%)
COMMON STOCKS -- (1.4%)
 * Corticeira Amorim Sociedad Gestora Participacoes Sociais SA         194,100             300,900
   Efacec Capital SGPS SA                                               60,600             154,748
   Ibersol SGPS SA                                                      14,462              79,203
 * Impresa Sociedade Gestora de Participacoes Socias SA                190,166             884,290
 * Investimentos Participacoes e Gestao SA Inapa                        43,702             166,889
 * Jeronimo Martins (Estabelecimentos Jeronimo Martins & Filho
     Administracao e Participacoes Financeiros SA)                     130,000           1,534,348
   Mota-Engil SGPS SA                                                  250,900             528,610
 * Novabase SGPS                                                        56,005             409,732
   Portucel-Empresa Produtora de Pasta de Papel SA                     466,977     $       786,636
   Sag Gest - Solucoes Automovel Globais SGPS SA                       235,500             376,183
   Salvador Caetano - Industrias Metalurgicas e Veiculos de
     Transporte SA                                                      54,900             245,318
 * Sociedad Construcoes Soares da Costa SA                              19,200              68,200
   Sociedade de Investimento e Gestao SGPS SA                          160,396             733,084
   Sonae SGPS SA                                                     1,079,900           1,121,565
 * Sonaecom SGPS SA                                                    321,175           1,180,914
   Teixeira Duarte Engenharia e Construcoes SA                         609,000             891,595
                                                                                   ---------------
TOTAL -- PORTUGAL
  (Cost $6,340,397)                                                                      9,462,215
                                                                                   ---------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 * Euro Currency
    (Cost $413,489)                                                                        413,235
                                                                                   ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 * InFocus Corp.                                                        10,455              84,267
                                                                                   ---------------
UNITED KINGDOM -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 * British Pound Sterling
    (Cost $7,676)                                                                            8,904
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                               ---------------
                                                                     (000)
TEMPORARY CASH INVESTMENTS -- (16.5%)
   Repurchase Agreement, PNC Capital Markets, Inc. 0.89%,
     06/01/04 (Collateralized by $2,355,000 FHLB Notes
     3.375%, 06/15/04, valued at $2,393,269) to be
     repurchased at $2,357,000
     (Cost $2,357,000)                                         $         2,357           2,357,000
   Repurchase Agreement, Mizuho Securities USA 1.00%,
     06/01/04 (Collateralized by $112,867,000 U.S.
     Treasury Obligations rates ranging from 2.625% to 4.25%,
     maturities ranging from 08/15/08 to 08/15/13 valued at
     $109,888,930 to be repurchased at $107,746,214
     (Cost $107,734,244)^                                              107,734         107,734,244
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $498,965,942)++                                                           $   661,841,192
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities.
 #  Total or Partial Securities on Loan.
 ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $498,965,972.

                 See accompanying Notes to Financial Statements.

                           THE EMERGING MARKETS SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
TAIWAN -- (9.8%)
COMMON STOCKS -- (9.1%)
   Accton Technology Corp.                                              99,296      $        63,940
   Acer, Inc.                                                          559,767              822,843
 * Advanced Semiconductor Engineering, Inc.                          1,040,500              771,006
   Advantech Co., Ltd.                                                  91,706              187,068
   Amtran Technology Co., Ltd.                                          66,080               56,720
 * Arima Computer Corp.                                                178,800               61,738
   Asia Cement Corp.                                                   550,000              305,020
   Askey Computer Co., Ltd.                                             60,200               38,760
   Asustek Computer, Inc.                                              654,875            1,600,777
   Au Optronics Corp.                                                1,308,487            2,589,328
   Benq Corp.                                                          563,600              800,659
   Catcher Co., Ltd.                                                    38,000              147,082
   Cathay Financial Holdings Co., Ltd.                               1,215,529            2,168,783
 * Cathay Real Estate Development Co., Ltd.                            447,213              256,570
 * Chang Hwa Commercial Bank                                           985,796              562,068
   Cheng Shin Rubber Industry Co., Ltd.                                257,698              329,662
   Cheng Uei Precision Industry Co., Ltd.                               39,215               74,618
 * Chi Mei Optoelectronic Corp.                                        967,000            2,090,645
   Chicony Electronics Co., Ltd.                                        80,240              150,010
 * China Airlines                                                      711,579              393,108
 * China Development Financial Holdong Co., Inc.                     3,221,000            1,728,581
   China Motor Co., Ltd.                                               362,628              514,515
   China Steel Corp.                                                 2,747,916            2,495,074
 * Chinatrust Financial Holdings Co., Ltd.                             350,024              388,171
 * Chungwa Picture Tubes Co., Ltd.                                   1,856,298            1,096,034
 * CMC Magnetics Corp.                                                 876,400              590,303
   Compal Electronics                                                  919,810            1,129,982
 * Compeq Manufacturing Co., Ltd.                                      131,300               53,203
 * Cosmos Bank Taiwan                                                  478,000              226,896
   CTB Financial Holding Co., Ltd.                                   3,104,535            2,076,588
   Delta Electronics Industrial Co., Ltd.                              370,027              509,851
   D-Link Corp.                                                        138,100              178,375
 * E.Sun Financial Holding Co., Ltd.                                   676,000              443,550
   Elitegroup Computer Systems Co., Ltd.                               100,750               64,779
   Eternal Chemical Co., Ltd.                                           93,000               49,751
   Eva Airways Corp.                                                   687,762              322,081
   Evergreen Marine Corp., Ltd.                                        578,682              468,867
   Far East Textile, Ltd.                                              896,980              501,385
   Far Eastern International Bank                                      409,000              207,409
 * First Financial Holding Co., Ltd.                                 1,333,000            1,004,925
   Formosa Chemicals & Fiber Co., Ltd.                               1,313,491            1,885,361
   Formosa Plastics Corp.                                            1,397,123            2,002,693
   Formosa Taffeta Co., Ltd.                                           428,203              181,273
   Fu Sheng Industria                                                  145,863              284,237
   Fubon Financi                                                     2,418,052            2,406,652
   Fuh-Hwa Financial Holding Co., Ltd.                                 780,799              340,233
   Giga-Byte Technology Co., Ltd.                                      159,200              251,123
 * High Tech Computer Corp.                                             58,000              250,724
   Hon Hai Precision Industry Co., Ltd.                                569,832            2,336,582
   Hotai Motor Co., Ltd.                                               147,000      $       201,110
 * Hsinchu International Bank                                          348,000              196,132
 * Hua Nan Financial Holding Co., Ltd.                                 735,000              638,623
 * International Bank of Taipei                                        444,122              292,907
   Inventec Corp.                                                      546,560              358,935
 * King Yuan Electronics Co., Ltd.                                     127,000              125,839
   Kinpo Electronics, Inc.                                             189,200               99,252
 * Largan Precision Co., Ltd.                                           25,000              294,095
   Lite-On Technology Corp.                                            674,646              756,411
 * Macronix International Co., Ltd.                                  1,188,500              429,093
   Media Tek, Inc.                                                     172,390            1,652,012
   Micro-Star International Co., Ltd.                                  180,700              212,378
   Mitac International Corp.                                           166,000               77,174
 * Mosel Vitelic Inc. Co., Ltd.                                        300,826               60,480
   Nan Ya Plastic Corp.                                              1,804,156            2,427,710
 * Nanya Technology Co., Ltd.                                        1,038,989              773,262
   Nien Hsing Textile Co., Ltd.                                         95,000               92,909
 * Nien Made Enterprise Co., Ltd.                                       45,216               78,660
 * Optimax Technology Corp.                                             70,694              286,621
   Oriental Union Chemical Corp.                                       106,920              117,129
 * Pacific Electric Wire & Cable Corp.                                 233,200                3,639
   Pihsiang Machinery Mfg. Co., Ltd.                                    32,760               78,576
   Pou Chen Corp.                                                      470,415              469,879
   Premier Image Technology Corp.                                      138,800              208,031
   President Chain Store Corp.                                         230,927              415,807
   Quanta Computer, Inc.                                               755,255            1,722,149
 * Quanta Display, Inc.                                                189,000              150,505
   Realtek Semiconductor Corp.                                         175,920              231,852
 * Ritek Corp.                                                         565,750              309,010
 * Shin Kong Fin                                                       654,000              617,414
 * Silicon Integrated Systems Corp.                                    361,000              191,975
 * Siliconware Precision Industries Co., Ltd.                          508,000              395,772
 * SinoPac Holdings                                                    270,000              145,021
   Sunplus Technology Co., Ltd.                                        193,950              395,684
   Synnex Tech International Corp.                                     160,800              279,463
   Systex Corp., Ltd.                                                  159,500               75,676
   Taishin Financial Holdings Co., Ltd.                              1,029,000              931,422
 * Taiwan Business Bank                                                579,120              197,190
   Taiwan Cement Corp.                                                 686,697              315,118
   Taiwan Glass Ind. Corp.                                             346,370              270,386
   Taiwan Life Insurance Co., Ltd                                       92,000              161,454
 * Taiwan Semiconductor Manufacturing Co., Ltd.                      5,223,480            9,180,975
   Taiwan Styrene Monomer Corp.                                         84,700               64,661
 * Tatung Co., Ltd.                                                  1,133,000              463,767
   Teco Electric & Machinery Co., Ltd.                                 501,000              173,513
 * The Farmers Bank of China                                           375,000              122,725
   Tong Yang Industry Co., Ltd.                                         76,220              129,370
   Transcend Information, Inc.                                          29,344               71,763
   U-Ming Marine Transport Corp.                                       167,000              210,388
   Uni-President Enterprises Corp.                                     916,020              406,730
 * United Microelectronics Corp.                                     4,222,381            3,660,881
   Via Technologies, Inc.                                              342,245              330,471
 * Walsin Lihwa Corp.                                                  881,000              428,594
   Wan Hai Lines Co., Ltd.                                             377,080              309,833

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
 * Waterland Financial Holdings                                         572,000     $       212,782
 * Winbond Electronics Corp.                                          1,108,000             559,804
   Ya Hsin Industrial Co., Ltd.                                         130,212             172,744
 * Yageo Corp.                                                          608,440             320,007
   Yang Ming Marine Transport Corp.                                     587,000             515,956
   Yieh Phui Enterprise Co., Ltd.                                       248,300             170,723
 * Yuen Foong Yu Paper Manufacturing Co., Ltd.                          354,650             194,688
   Yulon Motor Co., Ltd.                                                370,200             416,042
   Zyxel Communication Corp.                                             85,200             179,245
                                                                                    ---------------
TOTAL COMMON STOCKS
  (Cost $62,538,444)                                                                     72,492,020
                                                                                    ---------------
INVESTMENT IN CURRENCY -- (0.7%)
 * Taiwan Dollar
     (Cost $5,304,822)                                                                    5,316,923
                                                                                    ---------------
TOTAL -- TAIWAN
  (Cost $67,843,266)                                                                     77,808,943
                                                                                    ---------------
SOUTH AFRICA -- (9.7%)
COMMON STOCKS -- (9.7%)
 * ABSA Group, Ltd.                                                     392,236           2,808,341
   African Oxygen, Ltd.                                                 206,548             568,342
 * Amalgamated Beverage Industries, Ltd.                                 80,191             853,932
   Anglo American PLC                                                   662,129          13,979,129
   Anglo American Platinum Corp., Ltd.                                  138,689           5,108,275
   Anglogold, Ltd.                                                      141,049           4,952,254
   AVI, Ltd.                                                            145,875             385,791
   Barloworld, Ltd.                                                     105,674           1,124,273
   Bidvest Group, Ltd.                                                  156,588           1,251,287
 * Dimension Data Holdings PLC                                          246,926             137,920
 * Discovery Holdings, Ltd.                                             167,710             322,811
   Edgars Consolidated Stores, Ltd.                                      26,859             576,642
   Firstrand, Ltd.                                                    3,379,947           5,160,785
   Gold Fields, Ltd.                                                    251,697           2,910,853
   Harmony Gold Mining Co., Ltd.                                        137,081           1,643,723
   Impala Platinum Holdings, Ltd.                                        32,630           2,411,426
   Imperial Holdings, Ltd.                                              116,858           1,252,138
 * Investec, Ltd.                                                        23,111             427,873
   Iscor, Ltd.                                                          285,549           1,485,446
 * JD Group, Ltd.                                                        87,800             538,222
   Kumba Resources, Ltd.                                                 15,092              83,350
   Liberty Group, Ltd.                                                  173,556           1,389,397
 * Massmart Holdings, Ltd.                                               95,249             458,992
 * MTN Group, Ltd.                                                      966,699           4,338,354
   Nampak, Ltd.                                                         313,953             670,144
 * Naspers, Ltd. Series N                                               145,439           1,019,369
   Nedcor, Ltd.                                                         216,270           2,068,268
 * Network Healthcare Holdings, Ltd.                                    888,707             603,536
   Old Mutual PLC                                                     1,763,742           3,081,574
 * Pick'n Pay Stores, Ltd.                                              309,695             816,365
   Pretoria Portland Cement Co., Ltd.                                    30,295             661,038
   Sanlam, Ltd.                                                       1,300,739           1,763,089
   Sappi, Ltd.                                                          117,144           1,634,751
   Standard Bank Group, Ltd.                                            686,654           4,424,884
 * Steinhoff International Holdings, Ltd.                               605,515             760,766
 * Telkom SA, Ltd.                                                      355,518           4,290,927
   Tiger Brands, Ltd.                                                    30,753     $       424,323
 * Woolworths Holdings, Ltd.                                            402,268             434,773
                                                                                    ---------------
TOTAL COMMON STOCKS
  (Cost $77,209,321)                                                                     76,823,363
                                                                                    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * South African Rand
    (Cost $64)                                                                                   69
                                                                                    ---------------
TOTAL -- SOUTH AFRICA
  (Cost $77,209,385)                                                                     76,823,432
                                                                                    ---------------
SOUTH KOREA -- (8.9%)
COMMON STOCKS -- (8.9%)
   Amorepacific Corp.                                                     2,930             503,270
 * Cho Hung Bank Co., Ltd.                                              155,557             338,978
   CJ Corp.                                                               6,550             346,102
   Daelim Industrial Co., Ltd.                                            9,830             326,831
   Daewoo Engineering & Construction Co., Ltd.                           77,960             270,737
 * Daewoo Heavy Industries & Machinery, Ltd.                             48,150             323,874
 * Daewoo Securities Co., Ltd.                                           56,445             182,018
   Daewoo Shipbuilding & Marine Engineering Co., Ltd.                    66,720             718,816
   Daishin Securities Co., Ltd.                                           5,340              62,484
   Halla Climate Control Corp.                                           30,000             228,055
   Hankook Tire Manufacturing Co., Ltd.                                  42,940             339,308
   Hanwha Chemical Corp.                                                 32,000             183,489
   Hite Brewery Co., Ltd.                                                 7,100             458,608
   Hyundai Development Co.                                               24,000             254,861
   Hyundai Heavy Industries Co., Ltd.                                    24,070             587,034
 * Hyundai Merchant Marine Co., Ltd.                                     27,000             182,509
   Hyundai Mobis                                                         26,460           1,078,985
   Hyundai Motor Co., Ltd.                                               95,919           3,671,963
 * Hyundai Securities Co., Ltd.                                          61,090             249,158
   INI Steel Co., Ltd.                                                   33,910             252,556
 * Kangwon Land, Inc.                                                    20,000             218,543
   Kia Motors Corp.                                                     128,970           1,102,902
 * Kookmin Bank                                                         139,085           4,795,792
   Korea Electric Power Corp.                                           232,010           3,742,507
 * Korea Exchange Bank                                                  166,780             839,328
   Korea Gas                                                             27,040             731,727
 * Korean Air Co., Ltd.                                                  20,670             261,372
   KT Corp.                                                              67,490           2,284,767
   KT&G Corp.                                                            62,340           1,415,438
   Kumgang Korea Chemical Co., Ltd.                                       3,000             301,092
   LG Chemical Investment, Ltd.                                          95,890           1,313,208
   LG Chemical, Ltd.                                                     28,206             990,902
   LG Electronics, Inc.                                                  40,160           2,328,042
   LG Engineering & Construction Corp.                                   12,480             194,715
 * LG Investment & Securities Co., Ltd.                                  29,880             228,429
   LG Petrochemical Co., Ltd.                                            13,070             260,402
 * NCsoft Corp.                                                           2,250             185,218
   Nong Shim Co., Ltd.                                                    1,710             321,052
   POSCO                                                                 24,840           3,096,722
   Pusan Bank                                                            34,160             208,723
   S1 Corp.                                                              16,638             359,710
   Samsung Corp.                                                         41,960             527,726

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
 * Samsung Electro-Mechanics Co., Ltd.                                   32,707     $     1,024,695
   Samsung Electronics Co., Ltd.                                         37,988          16,940,498
   Samsung Fire and Marine Insurance, Ltd.                               21,719           1,387,941
   Samsung Heavy Industries Co., Ltd.                                    66,240             285,468
   Samsung SDI Co., Ltd.                                                 20,352           2,240,599
   Samsung Securities Co., Ltd.                                          18,040             321,187
 * Samsung Techwin Co., Ltd.                                             28,000             234,982
 * Seoul Bank                                                            38,700             858,260
   Shinhan Financial Group Co., Ltd.                                    151,242           2,440,589
   Shinsegae Co., Ltd.                                                    4,610           1,035,789
   SK Corp., Ltd.                                                        55,584           2,379,221
   SK Telecom Co., Ltd.                                                  17,960           3,025,591
   S-Oil Corp.                                                           53,150           2,087,466
 * Ssangyong Motor Co.                                                   39,000             245,793
                                                                                    ---------------
TOTAL -- SOUTH KOREA
  (Cost $38,998,017)                                                                     70,776,032
                                                                                    ---------------
MEXICO -- (8.9%)
COMMON STOCKS -- (8.9%)
   Alfa S.A. de C.V. Series A                                           375,190           1,232,934
   America Movil S.A. de C.V. Series L                                6,377,000          11,176,445
 * America Telecom S.A. de C.V. Series A                              2,243,071           4,245,746
 * Carso Global Telecom S.A. de C.V. Telecom Series A1                2,183,071           3,223,480
   Cementos de Mexico S.A. de C.V. Series B                             970,682           5,665,112
   Coca Cola Femsa S.A. de C.V. Series L                                374,700             794,943
 * Consorcio Ara S.A.                                                   157,500             432,965
   Controladora Comercial Mexicana S.A. de C.V. Series B                633,700             744,125
 * Corporacion Interamericana de Entramiento S.A. de
     C.V. Series B                                                       75,000             158,393
 * Corporacion Mexicana de Restaurantes S.A. de C.V. Series B             1,107                 102
   Corporativo Fragua S.A. de C.V. Series B                                  21                  55
 * Desc S.A. de C.V. Series B                                           619,841             181,963
   El Puerto de Liverpool S.A. Series C1                                339,500             478,986
   Embotelladora Arca SA de CV , Mexico                                 466,500             856,023
 * Empresas ICA Sociedad Controladora S.A. de C.V.                      623,700             191,840
   Empresas la Moderna S.A. de C.V. Series A                            120,000              25,448
   Fomento Economico Mexicano Series B & D                              554,000           2,370,090
   Gruma S.A. de C.V. Series B                                           90,406             151,713
   Grupo Carso S.A. de C.V. Series A-1                                  542,000           2,089,822
   Grupo Continental S.A.                                               358,600             559,355
   Grupo Elektra S.A. de C.V.                                           114,000             593,401
   Grupo Financiero del Norte S.A. Series C                             340,000           1,188,801
   Grupo Financiero GBM Atlantico S.A. de C.V. Series L                  22,746               4,784
   Grupo Financiero Inbursa S.A. de C.V. Series O                     1,697,097           2,157,900
 * Grupo Gigante S.A. de C.V. Series B                                  117,282              75,026
   Grupo Industrial Bimbo S.A. de C.V. Series A                         711,500           1,536,912
 * Grupo Industrial Maseca S.A. de C.V. Series B                        229,000     $       100,438
   Grupo Modelo S.A. de C.V. Series C                                 1,806,300           4,479,542
 * Grupo Nutrisa S.A. de C.V.                                               129                  29
 * Grupo Qumma S.A. de C.V. Series B                                      1,591                  25
   Grupo Televisa S.A. (Certificate Representing Series A,
     Series D & Series L)                                             1,510,000           3,175,744
 * Grupo Tribasa S.A. de C.V.                                             2,120                   0
 * Hylsamex S.A. de C.V.                                                 93,914             133,322
 * Hylsamex S.A. de C.V. Series B                                        60,000              84,652
   Industrias Penoles S.A. de C.V.                                      247,800             890,312
   Kimberly Clark de Mexico S.A. de C.V. Series A                       648,000           1,700,705
 * Nueva Grupo Mexico S.A. de C.V. Series B                             505,358           1,511,003
 * Organizacion Soriana S.A. de C.V. Series B                           361,600           1,137,575
   Telefonos de Mexico S.A. Series A                                    100,000             168,339
   Telefonos de Mexico S.A. Series L                                  5,217,400           8,755,484
   TV Azteca S.A. de C.V. Series A                                    1,387,100             717,162
 * US Commercial Corp. S.A. de C.V.                                     223,000             116,859
   Vitro S.A.                                                           121,600             127,871
   Walmart de Mexico S.A. de C.V. Series V                            2,320,149           6,933,060
                                                                                    ---------------
TOTAL -- MEXICO
  (Cost $50,739,967)                                                                     70,168,486
                                                                                    ---------------
BRAZIL -- (8.3%)
PREFERRED STOCKS -- (6.4%)
   Ambev Cia de Bebidas das Americas                                 12,453,835           2,356,946
   Aracruz Celulose SA Series B                                         711,999           2,304,405
   Banci Itau Holding Financeira                                     68,900,000           5,813,924
   Banco Bradesco SA                                                     82,118           3,517,639
   Brasil Telecom Participacoes SA                                  164,643,872             946,211
   Brasileira de Distribuicao Pao de Acucar                          38,610,000             576,845
 * Braskem SA                                                        30,000,000             472,411
   Cimento Portland Itau                                                860,000             161,235
 * Companhia Siderurgica Paulista                                        65,000              14,472
   Compania Paranaense de Energia Series B                          100,000,000             305,905
   Embratel Participacoes SA                                        143,582,922             331,274
   Gerdau SA                                                            200,304           2,143,944
   Investimentos Itau SA                                              3,297,432           3,543,223
   Klabin SA                                                            542,875             702,462
 * Lojas Renner SA                                                      800,000               5,163
   Siderurgica Belgo-Mineira                                          4,010,000             892,836
   Siderurgica de Tubarao Sid Tubarao                                37,920,000           1,064,672
   Siderurgica Paulista Casipa Series B                                     325               3,146
   Suzano de Papel e Celulose                                           143,544             592,889
   Tele Centro Oeste Celular Participacoes SA                       230,437,922             658,075
   Tele Norte Leste Participacoes SA                                180,034,131           2,033,299
   Telemar Norte Leste SA Series A                                  175,300,000           2,783,078
 * Telesp Celular Participacoes                                     913,941,089           2,551,013
   Telesp Participacoes SA                                          331,500,000           4,444,603
   Telesudeste Celular Participacoes SA                              81,000,000             131,994
   Unibanco Unias de Bancos Brasileiros SA                            2,000,000              33,559

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
   Unibanco-Uniao de Bancos Brasileiros SA                           13,713,000     $       527,457
   Usinas Siderurgicas de Minas Gerais SA                               118,039           1,137,349
   Vale do Rio Doce Series A                                            223,160           9,649,384
   Vale do Rio Doce Series B                                             81,160                   0
   Votorantim Celulose e Papel SA                                    12,467,325             776,482
   Weg SA                                                               185,000             423,846
                                                                                    ---------------
TOTAL PREFERRED STOCKS
  (Cost $37,226,680)                                                                     50,899,741
                                                                                    ---------------
COMMON STOCKS -- (1.9%)
   Ambev Cia de Bebidas das Americas                                  5,420,000           1,976,315
   Brasil Telecom Participacoes SA                                   59,520,574             303,461
   Brasil Telecom SA                                                409,930,875           1,388,924
   Cemig Cia Ene                                                     77,000,000           1,083,317
   Cpfl Geracao Energia SA                                            3,140,000               5,573
   Embraer Empresa Brasileira de Aeronautica                            525,521           3,342,375
 * Embratel Participacoes                                            57,550,000             256,459
 * Empresa Nasional de Comercio Redito e Participacoes SAncorpar        480,000                 929
   Petroquimica do Sul Copesul                                        2,276,000             112,368
   Siderurgica Nacional Sid Nacional                                 60,351,000           2,804,306
   Souza Cruz Industria e Comercio                                      291,000           2,572,895
   Tele Centro Oeste Celular Participacoes SA                        57,876,799             182,651
 * Tele Centro Oeste Celular Participacoes SA                         1,365,528               4,309
 * Tele Norte Celular Participacoes                                  57,624,254              13,016
   Tele Norte Leste Participacoes SA                                 59,264,568             583,084
 * Tele Sudeste Celular Participacoes SA                              3,072,951               4,294
   Tractebel Energia SA                                              96,600,000             268,074
                                                                                    ---------------
TOTAL COMMON STOCKS
  (Cost $11,162,959)                                                                     14,902,350
                                                                                    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Brazilian Real
     (Cost $23)                                                                                 219
                                                                                    ---------------
TOTAL -- BRAZIL
  (Cost $48,389,870)                                                                     65,802,310
                                                                                    ---------------
ISRAEL -- (7.8%)
COMMON STOCKS -- (7.8%)
   Africa-Israel Investments, Ltd.                                      108,700           2,159,744
   Agis Industries (1983), Ltd.                                          71,436           2,003,187
   Bank Hapoalim, Ltd.                                                2,309,640           5,918,274
   Bank Leumi Le-Israel                                               2,802,069           5,148,201
 * Bezeq Israeli Telecommunication Corp., Ltd.                        4,049,014           4,291,803
   Blue Square Israel, Ltd.                                              16,186             173,511
   CLAL Industries, Ltd.                                                289,038           1,374,645
   CLAL Insurance, Ltd.                                                 114,684           1,832,234
   Delek Group, Ltd.                                                      4,584             373,733
   Discount Investment Corp                                              66,100           1,519,035
   Elbit Systems, Ltd.                                                   98,319           1,815,882
 * Elron Electronic Industries, Ltd.                                          0                   4
 * First International Bank of Israel                                    48,660             259,925
 * First International Bank of Israel, Ltd.                             347,200             377,530
   IDB Development Corp., Ltd. Series A                                 101,015     $     2,306,607
   IDB Holding Corp., Ltd.                                               36,578             628,339
   Israel Chemicals, Ltd.                                             2,410,526           4,145,038
   Israel Corp. Series A                                                  5,500             877,081
 * Koor Industries, Ltd.                                                 25,971             984,923
   M.A.Industries, Ltd.                                                 843,283           3,520,356
   Migdal Insurance Holdings                                          2,079,107           2,813,598
   Osem Investment, Ltd.                                                210,522           2,301,869
   Strauss Elite, Ltd.                                                   33,250             305,002
   Super-Sol, Ltd. Series B                                             372,926             841,904
   Tefahot Israel Mortgage Bank, Ltd.                                    56,600             524,862
   Teva Pharmaceutical Industries, Ltd.                                 209,140          13,734,393
   United Mizrahi Bank, Ltd.                                            384,693           1,274,138
                                                                                    ---------------
TOTAL -- ISRAEL
  (Cost $37,527,997)                                                                     61,505,818
                                                                                    ---------------
TURKEY -- (7.4%)
COMMON STOCKS -- (7.4%)
   Akbank T.A.S.                                                  1,811,999,062           7,604,412
 * Anadolu Efes Biracilik ve Malt Sanayi A.S.                       182,246,814           2,257,545
 * Arcelik A.S.                                                   1,549,702,646           7,236,348
   Aygaz A.S.                                                       593,998,416           1,189,366
 * BSH Profilo Elektrikli Gerecler Sanayii A.S.                       4,725,086              55,114
 * Dogan Sirketler Grubu Holdings A.S                               577,649,971             981,646
 * Dogan Yayin Holding A.S.                                         282,794,524             839,612
   Enka Insaat Ve Sanayi A.S.                                       164,940,663           3,159,694
 * Eregli Demir ve Celik Fabrikalari Turk A.S.                      145,031,000           3,701,503
   Ford Otomotiv Sanayi A.S.                                        722,990,000           5,114,990
 * Hurriyet Gazetecilik ve Matbaacilik A.S.                         370,163,648             945,235
   Koc Holding A.S.                                               1,058,111,057           4,374,954
   Migros Turk A.S.                                                 450,270,375           2,089,777
 * Tat Konserve Sanayii A.S.                                                 36                   0
 * Tofas Turk Otomobil Fabrikasi A.S.                             1,489,092,271           2,560,485
   Trakya Cam Sanayii A.S.                                          187,301,438             423,729
   Tupras-Turkiye Petrol Rafineleri A.S.                            289,886,950           1,745,862
 * Turk Sise de Cam Fabrikalari A.S. Issue 04                       178,179,930             290,736
 * Turk Sise ve Cam Fabrikalari A.S.                                430,349,924             724,861
 * Turkiye Garanti Bankasi A.S.                                   1,549,482,967           4,318,556
   Turkiye Is Bankasi A.S. Series C                               1,741,718,616           5,853,375
 * Vestel Elektronik Sanayi Ticaret A.S.                            240,241,000             741,018
 * Yapi ve Kredi Bankasi A.S.                                     1,232,184,338           2,591,757
                                                                                    ---------------
TOTAL COMMON STOCKS
  (Cost $30,184,710)                                                                     58,800,575
                                                                                    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Turkish Lira
    (Cost $155)                                                                                 150
                                                                                    ---------------
TOTAL -- TURKEY
  (Cost $30,184,865)                                                                     58,800,725
                                                                                    ---------------

INDONESIA -- (7.4%)
COMMON STOCKS -- (7.4%)
   PT Astra Agro Lestari Tbk                                          2,153,000             581,077
   PT Astra International Tbk                                         8,470,461           5,247,437

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
   PT Bank Central Asia Tbk                                             990,000     $       394,856
   PT Bank Danamon Indonesia Tbk                                      1,762,000             564,668
   PT Bimantara Citra Tbk                                             1,758,000             550,943
   PT Gudang Garam Tbk                                                4,695,500           7,334,130
   PT Hanjaya Mandala Sampoerna Tbk                                  13,377,500           7,074,322
 * PT Indocement Tunggal Prakarsa Tbk                                 7,362,000           1,271,541
   PT Indofood Sukses Makmur Tbk                                     18,886,400           1,429,908
   PT Indonesian Satellite Corp.Tbk                                  14,967,500           6,394,373
   PT International Nickel Indonesia Tbk                                145,000             507,470
   PT Kalbe Farma Tbk                                                 2,500,000              97,164
 * PT Lippo Bank Tbk Series A                                         3,281,200             194,890
 * PT Lippo Land Development Tbk                                        166,500              12,566
 * PT Makindo Tbk                                                     2,236,500             241,132
 * PT Medco Energi International Tbk                                  9,754,000           1,474,625
 * PT Panasia Indosyntec Tbk                                             75,100               3,198
   PT Ramayana Lestari Sentosa Tbk                                    4,004,000           1,750,783
   PT Sari Husada Tbk                                                    13,793              29,013
   PT Semen Gresik Tbk                                                1,739,502           1,741,826
   PT Telekomunikasi Indonesia (Persero) Tbk Series B                18,576,820          14,695,839
   PT Tempo Scan Pacific                                                646,000             484,226
   PT Unilever Tbk                                                   16,022,000           6,211,478
                                                                                    ---------------
TOTAL -- INDONESIA
  (Cost $47,714,707)                                                                     58,287,465
                                                                                    ---------------
THAILAND -- (7.0%)
COMMON STOCKS -- (7.0%)
 * Advance Agro Public Co., Ltd. (Foreign)                              534,100             296,210
   Advance Info Service Public Co., Ltd. (Foreign)                    5,982,000          13,122,948
 * Aromatics (Thailand) Public Co., Ltd. (Foreign)                    1,387,500           1,598,857
   Bangkok Expressway Public Co., Ltd. (Foreign)                      1,794,100           1,034,803
 * Bank of Asia Public Co., Ltd. (Foreign)                            9,363,000           1,177,010
 * Bank of Ayudhya Public Co., Ltd. (Foreign)                         5,174,500           1,568,803
   Banpu Public Co., Ltd. (Foreign)                                     132,000             400,197
   BEC World Public Co., Ltd. (Foreign)                               3,915,000           1,592,248
 * Capetronic International (Thailand) Public Co., Ltd.
     (Foreign)                                                        4,490,000             227,986
   Central Pattana Public Co., Ltd. (Foreign)                         4,177,500             916,434
   Charoen Pokphand Foods Public Co., Ltd. (Foreign)                 14,442,000           1,238,801
 * DBS Thai Danu Bank Public Co., Ltd. (Foreign)                        842,200              65,599
   Delta Electronics (Thailand) Public Co., Ltd. (Foreign)            4,100,710           2,456,181
   Hana Microelectronics Public Co., Ltd. (Foreign)                     238,300             734,225
 * International Broadcasting Corp. Public Co., Ltd. (Foreign)          612,000             268,514
   Krung Thai Bank Public Co., Ltd. (Foreign)                        17,302,970           4,691,463
   Land & Houses Public Co., Ltd. (Foreign)                           2,130,310             546,099
   National Finance and Securities Public Co., Ltd. (Foreign)           630,150             229,880
   National Petrochemical Public Co., Ltd. (Foreign)                    441,500     $       979,418
   Ratchaburi Electricity Generating Holding Public Co., Ltd.
     (Foreign)                                                        2,200,000           1,979,295
   Shin Corporation Public Co., Ltd. (Foreign)                        6,122,000           5,281,489
   Shinawatra Satellite Public Co., Ltd. (Foreign)                    2,762,450             871,564
   Siam Cement Public Co., Ltd. (Foreign)                               270,000           1,530,688
   Siam City Cement Public Co., Ltd. (Foreign)                          633,413           3,559,728
   Siam Commercial Bank Public Co., Ltd. (Foreign)                    2,549,166           2,874,645
   Siam Makro Public Co., Ltd. (Foreign)                                727,100             860,261
 * Telecomasia Corp. Public Co., Ltd. (Foreign)                       6,977,800           1,049,164
 * Thai Military Bank Public Co., Ltd. (Foreign)                     11,657,100           1,022,905
   Thai Stanley Electric (Thailand) Public Co., Ltd. (Foreign)           89,000             574,760
   Thai Union Frozen Products Public Co., Ltd. (Foreign)              3,178,520           1,942,995
   TISCO Finance Public Co., Ltd. (Foreign)                           1,231,100             842,076
   Vanachai Group Co-Foreign                                            950,200             252,950
                                                                                    ---------------
TOTAL COMMON STOCKS
  (Cost $48,898,097)                                                                     55,788,196
                                                                                    ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Telecomasia Corp. Public Co., Ltd. (Foreign) Warrants
     03/31/08 (Cost $0)                                               1,444,563                   0
                                                                                    ---------------
TOTAL -- THAILAND
  (Cost $48,898,097)                                                                     55,788,196
                                                                                    ---------------
MALAYSIA -- (6.6%)
COMMON STOCKS -- (6.6%)
   AMFB Holdings Berhad                                                 317,000             508,893
   AMMB Holdings Berhad                                               1,131,731           1,029,696
 * Aokam Perdana Berhad                                                     333                   5
   Berjaya Sports Toto Berhad                                           622,000             674,707
   British American Tobacco Berhad                                      175,000           2,210,132
   Commerce Asset Holding Berhad                                      1,759,000           2,258,743
 * Digi.Com Berhad                                                      449,862             554,142
   Diversified Resources Berhad                                         581,000             278,214
   Gamuda Berhad                                                        510,000             730,954
   Genting Berhad                                                       477,000           1,944,494
   Golden Hope Plantations Berhad                                       711,000             639,501
   Hong Leong Bank Berhad                                               874,250           1,061,871
   Hong Leong Credit Berhad                                             795,429             849,788
   Hong Leong Properties Berhad                                         175,328              24,713
   IOI Corp. Berhad                                                     665,000           1,415,772
   IOI Oleochemical Industries Berhad                                    22,041              56,280
   IOI Properties Berhad                                                103,000             194,061
   Kuala Lumpur Kepong Berhad                                           462,500             772,044
   Magnum Corp. Berhad                                                1,007,500             678,929
   Malakoff Berhad                                                      566,000             825,460
   Malayan Banking Berhad                                             2,028,500           5,498,743

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
   Malayan Cement Berhad                                              1,739,000     $       359,544
   Malaysia Mining Corp. Berhad                                         675,000             356,340
 * Malaysian Airlines System Berhad                                     889,000           1,096,117
   Malaysian International Shipping Corp. (Foreign)                     667,666           2,092,228
   Malaysian Pacific Industries                                         136,000             566,217
   Maxis Communications Berhad                                          151,000             333,847
 * MBF Holdings Berhad                                                    7,050                 241
   Nestle (Malaysia) Berhad                                             146,000             844,876
   Oriental Holdings Berhad                                             168,000             172,315
   Oyl Industries Berhad                                                 89,000             849,452
   Perusahaan Otomobil Nasional Berhad                                  389,000             803,592
   Petronas Dagangan Berhad                                             322,000             576,326
   Petronas Gas Berhad                                                1,344,000           2,422,746
 * Plus Expressways Berhad                                              440,000             251,373
   PPB Group Berhad                                                     348,000             595,426
   Public Bank Berhad                                                 1,550,201           2,529,275
   Resorts World Berhad                                                 743,000           1,731,416
   RHB Capital Berhad                                                 1,185,000             602,164
 * Silverstone Corp. Berhad                                              11,587                 746
   Sime Darby Berhad (Malaysia)                                       1,479,800           2,046,924
   Southern Bank Berhad                                                  48,440              33,791
   Southern Bank Berhad (Foreign)                                       734,437             512,122
   Telekom Malaysia Berhad                                            1,873,000           4,830,628
   Tenaga Nasional Berhad                                             1,759,000           4,398,924
 * Time Dotcom Berhad                                                 1,518,000             391,529
   UMW Holdings Berhad                                                  268,333             353,042
   YTL Corp. Berhad                                                     981,362           1,135,780
                                                                                    ---------------
TOTAL -- MALAYSIA
  (Cost $49,078,638)                                                                     52,094,123
                                                                                    ---------------
UNITED STATES -- (5.0%)
COMMON STOCKS -- (5.0%)
   Banco Bilboa Vizcaya Argentaria Chile SA ADR                          64,200           1,547,220
   Banco de Chile Series F ADR                                           47,643           1,403,086
   Banco Santander Chile Sponsored ADR                                  295,998           7,849,867
 * Chilesat Corp. S.A. ADR                                                  788               1,812
   Cia Telecom de Chile ADR                                             421,400           5,018,874
   Compania Cervecerias Uni ADR                                         115,400           2,313,770
   Cristalerias de Chile SA ADR                                          35,600             779,996
   Distribucion y Servicio D&S SA ADR                                   176,800           2,584,816
   Embotelladora Andina SA Andina ADR                                   109,600           1,233,000
   Embotelladora Andina SA Andina Series B ADR                           89,100           1,006,830
   Empresa Nacional de Elec ADR                                         514,018           6,512,608
   Enersis SA ADR                                                       285,903           1,769,740
   Grupo Financiero Galicia S.A. ADR                                    211,011           1,187,992
   Lan Chile SA ADR                                                     125,900           2,159,185
 * Madeco SA                                                              4,450              27,234
   Masisa SA ADR                                                         25,100             310,738
   Sociedad Quimica y Minera de Chile SA ADR                             61,300           2,182,893
   Sociedad Quimica y Minera de Chile SA ADR Class A                        902              34,006
   Vina Concha y Toro SA Conchatoro ADR                                  27,100     $     1,222,210
                                                                                    ---------------
TOTAL -- UNITED STATES
  (Cost $39,950,627)                                                                     39,145,877
                                                                                    ---------------
HUNGARY -- (3.4%)
COMMON STOCKS -- (3.4%)
   Budapesti Elektromos Muvek RT                                            185              12,963
   Delmagyarorszagi Aramszolgaltato Demasz RT                             2,275             127,035
   Egis RT                                                               37,757           1,467,774
   Gedeon Richter, Ltd.                                                  46,937           4,627,712
   Magyar Olay-Es Gazipari RT                                           168,429           6,459,737
   Matav RT                                                           1,050,555           4,094,090
 * Orszagos Takerekpenztar es Keresdelmi Bank RT                        386,220           8,065,863
 * Tiszai Vegyi Kombinat RT                                             117,534           2,153,562
                                                                                    ---------------
TOTAL -- HUNGARY
  (Cost $15,788,433)                                                                     27,008,736
                                                                                    ---------------
POLAND -- (3.4%)
COMMON STOCKS -- (3.4%)
 * Agora SA                                                              98,779           1,176,349
   Bank Polska Kasa Opieki - Grupa Pekao SA                             156,792           5,095,264
   Bank Przemyslowo Handlowy Pbk                                         31,526           3,497,934
   Bank Zackodni Wbk SA                                                  93,312           2,112,519
 * Big Bank Gdanski SA                                                2,029,541           1,635,576
   Browary Zywiec SA                                                     15,860           1,731,197
 * Budimex SA                                                            36,763             454,010
 * Cersanit-Krasnystaw SA                                                19,143             489,646
   Debica SA                                                             19,800             681,375
   Frantschach Swiecie SA                                               103,599           1,693,832
 * Kredyt Bank SA                                                       418,562           1,003,684
 * Netia Holdings SA                                                    495,665             555,557
 * Optimus Technologie                                                    6,873              19,199
   Orbis SA                                                              77,409             479,683
   Polski Koncern Naftowy Orlen S.A.                                    267,237           2,000,335
 * Prokom Software SA                                                    21,336           1,043,317
   Telekomunikacja Polska SA                                            712,274           2,757,406
   Zaklady Metali Lekkich Kety SA                                        15,120             486,133
                                                                                    ---------------
TOTAL -- POLAND
  (Cost $20,586,160)                                                                     26,913,016
                                                                                    ---------------
PHILIPPINES -- (3.3%)
COMMON STOCKS -- (3.3%)
   Aboitiz Equity Ventures, Inc.                                      7,803,400             405,952
   Ayala Corp.                                                       42,503,520           4,029,199
   Ayala Land, Inc.                                                  27,511,576           2,712,243
   Bank of the Philippine Island                                      4,641,373           3,492,601
 * Equitable PCI Bank, Inc.                                           2,217,300           1,723,317
 * Filipina Water Bottling Corp.                                      2,006,957                   0
   Metro Bank and Trust Co.                                           4,584,435           2,049,982
   Petron Corp.                                                      28,593,000           1,559,337
 * Philippine Long Distance Telephone Co.                               347,030           6,659,057
   SM Prime Holdings, Inc.                                           29,223,000           3,087,076
   Union Bank of the Philippines                                      1,572,300             646,999
                                                                                    ---------------
TOTAL -- PHILIPPINES
  (Cost $42,708,447)                                                                     26,365,763
                                                                                    ---------------

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
ARGENTINA -- (1.8%)
COMMON STOCKS -- (1.8%)
 * Acindar Industria Argentina de Aceros SA Series B                    899,000     $       866,690
 * Alpargatas SA Industrial y Comercial                                   1,078                 537
   Alto Palermo SA Series A                                               5,000               5,302
 * Banco del Sud Sociedad Anonima Series B                               29,000              25,628
 * Banco Frances del Rio de la Plata SA                                 467,809             841,859
 * Capex SA Series A                                                     52,893              53,967
 * Celulosa Argentina SA Series B                                        18,750              13,557
 * Central Costanera SA Series B                                        114,100             145,932
 * Central Puerto SA Series B                                            16,000               8,227
 * Garovaglio y Zorraquin SA                                             28,000               3,869
 * Gas Natural SA, Buenos Aires                                         345,000             164,083
 * IRSA Inversiones y Representaciones SA                               657,649             460,716
 * Juan Minetti SA                                                      353,151             360,886
 * Ledesma S.A.A.I.                                                     242,632             140,347
 * Metrogas SA Series B                                                 543,115             209,438
 * Molinos Rio de la Plata SA Series B                                  694,833             870,819
 * Perez Companc SA                                                   2,274,901           2,149,278
 * Renault Argentina SA                                                 399,465              62,901
   Siderar SAIC Series A                                                721,484           3,153,177
   Solvay Indupa S.A.I.C.                                               555,366             460,449
 * Telecom Argentina Stet-France SA Series B                            977,000           1,601,207
   Tenaris SA                                                           653,898           2,038,283
 * Transportadora de Gas del Sur SA Series B                          1,028,000             776,325
                                                                                    ---------------
TOTAL COMMON STOCKS
  (Cost $24,508,605)                                                                     14,413,477
                                                                                    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Argentine Peso
     (Cost $155,706)                                                                        155,455
                                                                                    ---------------
TOTAL -- ARGENTINA
  (Cost $24,664,311)                                                                     14,568,932
                                                                                    ---------------

CZECH REPUBLIC -- (0.1%)
COMMON STOCKS -- (0.1%)
 * CEZ A.S.                                                              35,236     $       250,425
 * Ceske Radiokomunikace A.S.                                             1,575              27,607
 * Ceske Telecom A.S.                                                    27,377             344,528
 * Komercni Banka A.S.                                                    2,584             283,551
 * Phillip Morris CR A.S.                                                   113              67,760
                                                                                    ---------------
TOTAL -- CZECH REPUBLIC
  (Cost $1,017,504)                                                                         973,871
                                                                                    ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                ---------------
                                                                     (000)
TEMPORARY CASH INVESTMENTS -- (1.2%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 0.89%, 06/01/04
   (Collateralized by $9,965,000 FNMA
   Discount Notes 0.96%, 06/16/04,
   valued at $9,960,018
   (Cost $9,812,000)                                            $         9,812           9,812,000
                                                                                    ---------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $651,112,291)++                                                             $   792,643,725
                                                                                    ===============

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities.
++  The cost for federal income tax purposes is $651,539,175.

                 See accompanying Notes to Financial Statements.

                      THE EMERGING MARKETS SMALL CAP SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
SOUTH AFRICA -- (11.1%)
COMMON STOCKS -- (11.1%)
 * ADCorp Holdings, Ltd.                                                 43,285     $        85,943
   Advtech, Ltd.                                                        120,000              14,161
   Aeci, Ltd.                                                            79,460             387,165
 * Afgri, Ltd.                                                          280,296             257,596
   African Life Assurance Co., Ltd.                                     102,921             232,367
 * African Rainbow Minerals, Ltd.                                        93,461             502,093
 * Afrikander Lease, Ltd.                                               116,023              41,672
   Afrox Healthcare                                                      45,403              95,055
 * AG Industries, Ltd.                                                  107,512              32,912
 * Alexander Forbes, Ltd.                                               259,170             369,567
 * Allied Electronics Corp., Ltd.                                        84,012             154,363
   Allied Technologies, Ltd.                                             82,724             411,649
 * Amalgamated Appliance Holdings, Ltd.                                 142,094              60,987
 * Aspen Pharmacare Holdings PLC                                        297,721             584,115
   Astral Foods, Ltd.                                                    33,426             161,332
 * Aveng, Ltd.                                                          241,648             291,660
 * Bearing Man, Ltd.                                                     69,024              68,629
 * Bell Equipment, Ltd.                                                  57,476              74,079
 * Brandcorp Holdings, Ltd.                                              43,383              29,934
 * Business Connexion Group, Ltd.                                       229,687             128,681
   Bytes Technology Group, Ltd.                                         113,445             100,955
 * Capital Alliance Holdings, Ltd.                                      148,529             243,159
 * Capitec Bank Holdings, Ltd.                                           37,860              33,816
   Cashbuild, Ltd.                                                       13,473              45,035
 * Caxton & CTP Publishers & Printers, Ltd.                             356,504             448,187
   Ceramic Industries, Ltd.                                              13,297             132,326
   City Lodge Hotels, Ltd.                                               28,074             113,214
 * Connection Group Holdings, Ltd.                                       26,487              21,910
 * Corpcapital, Ltd.                                                    241,136              19,541
   Cullinan Holdings, Ltd.                                               10,000                 598
 * Datacentrix Holdings, Ltd.                                           162,198              53,018
 * Datatec, Ltd.                                                         92,603             134,530
   Delta Electrical Industries, Ltd.                                     38,338             199,257
   Distell Group, Ltd.                                                  160,135             361,626
 * Distribution & Warehousing Network, Ltd.                              98,577              28,751
   Dorbyl, Ltd.                                                          18,237              50,313
 * Durban Roodeport Deep, Ltd.                                          196,023             554,626
 * Ellerine Holdings, Ltd.                                               62,039             303,991
 * Energy Africa, Ltd.                                                   85,189             424,568
 * Enviroserv Holdings, Ltd.                                             64,500              35,591
 * Famous Brands, Ltd.                                                    9,678               5,798
   Foschini, Ltd.                                                       168,564             515,510
 * Frontrange, Ltd.                                                      62,223              33,288
   Gold Reef Casino Resorts, Ltd.                                       169,887             192,225
   Grindrod, Ltd.                                                        21,833              63,740
   Group Five, Ltd.                                                      40,465              59,281
   Highveld Steel & Vanadilum Corp., Ltd.                                80,938             229,707
   Hudaco Industries, Ltd.                                               23,083              78,698
   Iliad Africa, Ltd.                                                   112,877              92,542
   Illovo Sugar, Ltd.                                                   203,494             236,769
 * Ist Group PLC                                                         83,223     $        20,350
 * JCI, Ltd.                                                          1,622,051             136,552
 * Johnic Communications, Ltd.                                           86,930             326,242
   Kersaf Investments, Ltd.                                              58,532             341,097
   M Cubed Holdings, Ltd.                                               385,000              18,300
 * Medi-Clinic Corp., Ltd.                                              277,002             541,017
   Metair Investment, Ltd.                                                4,447             103,806
 * Metorex, Ltd.                                                        101,510              36,879
 * Metro Cash & Carry, Ltd.                                           1,278,869             479,657
   Metropolitan Holdings, Ltd.                                          451,465             535,628
   Murray & Roberts Holdings, Ltd.                                      215,729             460,722
   Mustek, Ltd.                                                          20,612              23,687
 * Net 1 Applied Technology Holdings, Ltd.                               47,395              59,496
 * New Clicks Holdings, Ltd.                                            290,335             329,578
   Northam Platinum, Ltd.                                               183,217             255,498
 * Nu-World Holdings                                                     11,932              42,263
   Oceana Group                                                          86,619             203,206
 * Omnia Holdings, Ltd.                                                  35,992             163,079
 * Palabora Mining Co., Ltd.                                             20,554             185,566
 * Peregrine Holdings, Ltd.                                             134,813              46,380
 * Primedia Limited 'n'                                                 161,922             208,197
   PSG Group, Ltd.                                                       63,250              25,695
   Rainbow Chicken, Ltd.                                                209,727             165,323
 * Randgold and Expl CO                                                  42,939             141,325
   Rebserve Holdings, Ltd.                                              151,070             179,139
   Redefine Income Fund, Ltd.                                            34,692              13,475
 * Relyant Retail, Ltd.                                                 724,775             161,902
   Reunert                                                              126,412             485,582
 * SA Chrome and Alloys                                                 798,852              94,473
 * Sage Group, Ltd.                                                     201,897              52,436
   Santam, Ltd.                                                          47,060             333,043
   Shoprite Holdings Ltd                                                378,315             534,238
 * Specialty Stores Ltd.                                                173,245             209,974
 * Spur Corp., Ltd.                                                      53,697              39,211
   Sun International (Sth Afr)                                          235,076             120,626
 * Super Group, Ltd.                                                    280,556             449,184
 * Tiger Wheels, Ltd.                                                    47,140             145,045
   Tongaat-Hulett Group, Ltd.                                            93,729             644,025
 * Tourism Investment                                                   647,510             141,642
 * Trans Hex Group, Ltd.                                                 69,964             241,334
 * Trencor, Ltd.                                                        142,114             265,481
   Truworths International, Ltd.                                        312,815             452,238
   UCS Group, Ltd.                                                      144,872              26,750
 * Unitrans Ltd                                                          65,023             259,134
 * Value Group, Ltd.                                                     49,189              10,947
 * Western Areas Ltd                                                     90,489             430,149
   Wilson Bayly Holme                                                    40,403             108,329
                                                                                    ---------------
TOTAL COMMON STOCKS
  (Cost $19,146,850)                                                                     19,044,430
                                                                                    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * South African Rand
     (Cost $1,381)                                                                            1,482
                                                                                    ---------------
TOTAL -- SOUTH AFRICA
  (Cost $19,148,231)                                                                     19,045,912
                                                                                    ---------------

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
SOUTH KOREA -- (11.0%)
COMMON STOCKS -- (11.0%)
 * Anam Semiconductor, Inc.                                              69,073     $       198,053
   Asia Cement Manufacturing Co., Ltd.                                    1,243              27,368
   Bing Grae Co., Ltd.                                                    3,480              68,235
   Bu Kwang Pharmaceutical Co., Ltd.                                      6,237              39,865
   Byuck San Engineering and Construction Co., Ltd.                       8,750              19,892
   Cheil Communications, Inc.                                             2,497             328,387
   Cheil Industrial, Inc.                                                18,690             229,160
   Choong Wae Pharmaceutical                                              1,877              18,024
   Chungho Comnet Co., Ltd.                                                 720               2,312
 * Comtec Systems Co., Ltd.                                               2,000               1,081
 * Dae Ho Corp.                                                             543                  61
   Dae Sang Corp.                                                         8,020              18,904
   Dae Won Kang Up Co., Ltd.                                              1,740              14,950
   Daeduck Electronics Co., Ltd.                                         22,437             175,337
   Daeduck Industries Co., Ltd.                                           7,526              64,535
   Daegu Bank Co., Ltd.                                                  63,640             376,818
   Daehan City Gas Co., Ltd.                                              2,621              30,761
   Daehan Flour Mills Co., Ltd.                                             470              16,485
   Daelim Industrial Co., Ltd.                                            9,480             315,194
   Daesung Industrial Co., Ltd.                                           1,690              25,199
 * Daewoo Heavy Industries & Machinery, Ltd.                             40,300             271,072
 * Daewoo International Corp.                                            54,700             323,761
   Daewoo Motor Sales Corp.                                              10,240              59,852
 * Daewoo Precision Industries Co., Ltd.                                  2,800              38,254
 * Daewoo Securities Co., Ltd.                                          119,000             383,739
   Daewoong Co., Ltd.                                                     4,686              21,599
 * Daewoong Pharmaceutical Co., Ltd.                                      3,630              58,519
   Daishin Securities Co., Ltd.                                          24,720             289,253
 * Daou Technology, Inc.                                                  7,000               8,398
   DC Chemical Co., Ltd.                                                  7,316              91,600
   Dong Ah Tire Industrial Co., Ltd.                                      7,300              22,045
   Dong Bu Insurance Co., Ltd.                                           30,810             123,975
 * Dong Yang Mec                                                          7,020              19,644
   Dong-A Pharmaceutical Co., Ltd.                                        3,229              43,181
   Dongbu Corp.                                                           6,310              29,758
   Dongbu Steel Co., Ltd.                                                 7,290              38,007
   Dongkuk Steel Mill Co., Ltd.                                          35,037             239,438
   Dongwon F&B Co., Ltd.                                                    900              27,099
   Dongwon Financial Holding Co., Ltd.                                   19,848              99,932
 * Doosan Corp.                                                           7,390              66,381
   Doosan Heavy Industries & Construction Co., Ltd.                      54,500             332,257
 * Doosan Industrial Development Co., Ltd.                               12,850              20,440
 * Eastel Systems Corp.                                                   4,307               4,238
 * Fursys, Inc.                                                           2,880              21,369
   Global Enterprise Co., Ltd.                                            5,900              14,071
 * Good Morning Securities Co., Ltd.                                     94,500             254,526
   Green Cross Corp.                                                      1,825              38,945
   Hae In Co., Ltd.                                                       5,964               6,662
   Halla Climate Control Corp.                                           20,000             152,037
   Han Kuk Carbon Co., Ltd.                                               7,903               8,133
   Han Wha Corp.                                                         33,650             240,324
   Hana Securities Co., Ltd.                                              5,930              26,686
   Handok Pharmaceuticals Co., Ltd.                                       3,860              30,967
   Handsome Corp.                                                        13,420             105,235
   Hanil Cement Manufacturing Co., Ltd.                                   3,308             138,570
   Hanjin Heavy Industry Co., Ltd.                                       26,190     $       101,892
   Hanjin Shipping Co., Ltd.                                             17,204             225,428
   Hanjin Transportation Co., Ltd.                                        3,471              27,410
 * Hankook Synthetics, Inc.                                               1,000               4,624
   Hankook Tire Manufacturing Co., Ltd.                                  26,040             205,766
   Hankuk Electric Glass Co., Ltd.                                        4,480             187,905
   Hankuk Glass Industries, Inc.                                          5,120             152,283
   Hankuk Paper Manufacturing Co., Ltd.                                   1,450              22,415
   Hanmi Pharmaceutical Industrial Co, Ltd.                               2,620              75,689
 * Hansol Electronics Inc.                                                  797               7,314
   Hansol Paper Co., Ltd.                                                17,360             117,073
 * Hanssem Co., Ltd.                                                      6,820              48,604
 * Hansung Enterprise Co., Ltd.                                             620               1,561
   Hanwha Chemical Corp.                                                 56,030             321,279
   Hanwha Securities Co., Ltd.                                           13,070              24,592
   Hotel Shilla, Ltd.                                                    15,138              64,731
   Huchems Fine Chemical Corp.                                            5,616              17,747
 * Hung Chang Co., Ltd.                                                      27                  44
   Hyosung T & C Co., Ltd.                                               12,038              89,530
 * Hyundai Auton Co., Ltd.                                               81,580             189,825
   Hyundai Cement Co., Ltd.                                               2,570              58,254
 * Hyundai Corp.                                                          1,505               2,978
   Hyundai Department Store Co., Ltd.                                    13,140             309,440
   Hyundai Development Co.                                               39,110             415,317
 * Hyundai Elevator Co., Ltd.                                             2,354              76,509
   Hyundai Fire & Marine Insurance Co., Ltd.                              4,020             126,135
   Hyundai Hysco                                                         36,380             138,846
 * Hyundai Merchant Marine Co., Ltd.                                     65,410             442,144
 * Hyundai Mipo Dockyard Co., Ltd.                                        8,568             129,199
 * Hyundai Securities Co., Ltd.                                          71,159             290,224
 * Il Jin Diamond Co., Ltd.                                               2,000              21,425
 * IlJin Electric, Ltd.                                                   9,150              18,872
   IlShin Spinning Co., Ltd.                                                380              12,200
 * Inchon Oil Refinery Co., Ltd.                                            373                  18
   INI Steel Co., Ltd.                                                   33,750             251,365
   ISU Chemical Co., Ltd.                                                 1,530               8,276
 * Isupetasys Co., Ltd.                                                   7,160              15,919
   Jahwa Electronics Co., Ltd.                                            6,230              60,711
   Jeonbuk Bank, Ltd.                                                     8,590              31,308
   K.C. Tech Co., Ltd.                                                    6,000              18,469
 * KDB Capital Corp.                                                     21,440              61,614
   KEC Corp.                                                              3,035              63,139
   Kolon Industries, Inc.                                                 5,090              27,081
 * Kolon International                                                      321                 944
   Kolon International Corp.                                              2,264              10,937
   Korea Circuit Co.                                                      7,800              24,113
 * Korea Data Systems Co., Ltd.                                          35,000               6,161
 * Korea Development Co., Ltd.                                            3,480              25,682
   Korea Electric Terminal Co., Ltd.                                      3,530              58,009
 * Korea Exchange Bank                                                    9,888              49,762
 * Korea Express Co., Ltd.                                                3,200              62,414
   Korea Fine Chemical Co., Ltd.                                          1,388              14,515
   Korea Iron & Steel Co., Ltd.                                           3,120              40,307
   Korea Iron & Steel Works Co., Ltd.                                     3,328              29,822
   Korea Komho Petrochemical                                              9,100              57,069
   Korea Line Corp.                                                       3,940              85,976
   Korea Polyol Co., Ltd.                                                 1,450              39,718
   Korea Zinc Co., Ltd.                                                   8,810             143,130
   Korean Reinsurance Co., Ltd.                                           4,547             168,850

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
 * KP Chemical Corp.                                                     34,521     $        83,929
 * KTB Network, Ltd.                                                     17,000              33,643
   Kukdong City Gas Co., Ltd.                                             1,740              20,301
   Kumho Electronics Co., Ltd.                                            1,987              89,335
   Kumho Industrial Co., Ltd.                                            16,300             112,610
   Kyeryong Construction Industrial Co., Ltd.                             2,060              20,827
   Kyobo Securities Co., Ltd.                                            10,440              20,860
   LG Ad Inc., Ltd.                                                       4,120              64,949
   LG Cable, Ltd.                                                        15,520             243,856
   LG Caltex Gas Co., Ltd.                                                1,980              32,915
   LG Engineering & Construction Corp.                                   20,910             326,241
   LG Household & Healthcare Co., Ltd.                                    6,610             169,912
 * LG Industrial Systems, Ltd.                                           16,950             233,691
   LG Insurance Co., Ltd.                                                27,140             135,136
   LG International Corp.                                                33,488             230,994
 * LG Life Sciences, Ltd.                                                 6,855             163,353
   LG Petrochemical Co., Ltd.                                            13,800             274,946
   Lotte Chilsung Beverage Co., Ltd.                                        760             443,020
   Lotte Confectionary Co., Ltd.                                            910             402,994
   Lotte Sam Kang Co., Ltd.                                                 230              18,298
   Meritz Securities Co., Ltd.                                            2,940               5,382
 * Midopa Co., Ltd.                                                      27,910             106,325
   Namhae Chemical Corp.                                                 13,104              17,946
   Namyang Dairy Products Co., Ltd.                                         340              93,051
   Nong Shim Co., Ltd.                                                    2,463             462,427
   Nong Shim Holdings Co., Ltd.                                             780              28,692
   Oriental Fire & Marine Insurance Co., Ltd.                             2,750              36,976
   ORION Corp.                                                            2,700             161,536
   Ottogi Corporation                                                       990              21,556
 * Pacific Industries, Inc.                                               2,100              20,652
 * Pantech Co., Ltd.                                                      8,690              51,347
   Poong San Corp.                                                       12,640             104,184
   Pulmuone Co., Ltd.                                                     2,030              83,324
   Pusan Bank                                                            42,780             261,393
   Pusan City Gas Co., Ltd.                                               3,000              30,237
   Pyung Hwa Industrial Co., Ltd.                                         6,170              16,284
   S1 Corp.                                                              15,730             340,079
 * Saehan Industries, Inc.                                                7,440              11,943
   Samchully Co., Ltd.                                                    1,370              64,243
 * Samlip Industrial Co., Ltd.                                            4,560              16,060
 * Samsung Engineering Co., Ltd.                                         15,780              75,516
   Samsung Fine Chemicals                                                11,080             144,850
 * Samsung Techwin Co., Ltd.                                             44,140             370,433
   Samyang Corp.                                                          1,870              30,476
   Samyang Genex Co., Ltd.                                                  220               4,998
 * Samyoung Corp.                                                         2,170              17,874
   Samyoung Electronics Co., Ltd.                                         5,800              33,813
   Sejong Securities Co., Ltd.                                            4,840               7,074
   Seondo Electric Co., Ltd.                                              4,400               4,791
   Seoul City Gas Co., Ltd.                                               2,750              41,670
 * Seoul Securities Co., Ltd.                                            19,500              45,873
   Shin Young Securities Co., Ltd.                                        2,620              26,157
 * Shindongbang Corp.                                                     2,590              24,759
   Shinmoorim Paper Manufacturing Co., Ltd.                               2,858              11,841
 * Shinsung Engineering Co., Ltd.                                        11,880              44,389
   Sindo Ricoh                                                            4,630             225,879
 * SK Chemicals Co., Ltd.                                                 5,140              33,447
   SK Gas Co., Ltd.                                                       2,500              39,206
 * SKC Co., Ltd.                                                         14,290     $       103,391
 * Ssang Bang Wool Co., Ltd.                                              6,950              20,848
 * Ssangyong Cement Industry Co., Ltd.                                  148,450             197,288
 * Ssangyong Motor Co.                                                   53,830             339,258
   STX Corp.                                                              5,508              18,493
 * STX Engine                                                             4,692              13,251
   Suheung Capsule Co., Ltd.                                              1,900               9,136
   Sung Shin Cement Co., Ltd.                                             7,920             117,799
 * Sunkyong Securities Co., Ltd.                                        120,920              60,072
   Tae Kwang Industrial Co., Ltd.                                           200              26,023
   Tae Young Corp.                                                        3,274              99,266
   Taegu Department Store Co., Ltd.                                       3,130              17,660
   Tai Han Electric Wire Co., Ltd.                                       13,991              65,763
 * Tong Yang Investment Bank                                             28,710              40,883
 * Tongil Heavy Industries Co., Ltd.                                     46,780              20,895
 * Trigem Computer, Inc.                                                 21,159              73,382
   Union Steel Manufacturing Co., Ltd.                                    2,220              95,565
   Woongjin Coway Co., Ltd.                                               6,930              30,330
   Woongjin.Com Co., Ltd.                                                 6,810              16,162
   Woori Securities Co., Ltd.                                             9,550              31,554
   Youlchon Chemical Co., Ltd.                                            8,890              55,345
 * Young Poong Mining & Construction Corp.                                1,580                  75
   Youngone Corp.                                                        18,210              39,720
   Yuhan Corp.                                                            3,702             212,792
                                                                                    ---------------
TOTAL -- SOUTH KOREA
  (Cost $18,013,632)                                                                     18,846,596
                                                                                    ---------------
TAIWAN -- (10.9%)
COMMON STOCKS -- (10.9%)
   Ability Enterprise Co., Ltd.                                          64,192              53,741
 * Abit Computer Co., Ltd.                                              118,300              51,111
   Accton Technology Corp.                                              178,000             114,621
   Advantech Co., Ltd.                                                  119,000             242,744
 * Altek Corp.                                                           14,000              13,926
 * Ambassador Hotel                                                      60,000              35,421
   Amtran Technology Co., Ltd.                                          110,802              95,108
 * Arima Computer Corp.                                                 386,000             133,282
   Asia Polymer Corp.                                                    41,000              22,006
   Askey Computer Co., Ltd.                                              79,550              51,219
   Audix Co., Ltd.                                                       17,513              21,970
   Aurora Corp.                                                          52,250              30,820
 * Avermedia Technologies, Inc.                                          28,000              27,248
   Avision, Inc.                                                         25,030              18,704
   Bank of Kaohsiung Co., Ltd.                                          129,060              96,305
   Basso Industry Corp., Ltd.                                            26,000              53,420
 * Behavior Tech Computer Corp.                                         117,000              43,203
 * Bes Engineering Corp.                                                446,640              90,307
 * Carnival Industrial Corp.                                             95,000              17,657
   Catcher Co., Ltd.                                                     58,910             228,015
 * Cathay Real Estate Development Co., Ltd.                             439,753             252,290
 * Central Insurance Co., Ltd.                                           60,000              31,007
   Central Reinsurance Co., Ltd.                                         61,000              25,219
   Cheng Loong Corp.                                                    311,000             120,281
   Cheng Uei Precision Industry Co., Ltd.                                81,200             154,507
 * Chia Hsin Cement Corp.                                               196,000              92,741
 * Chia Hsin Food & Synthetic Fiber Co., Ltd.                           269,000              28,156
   Chicony Electronics Co., Ltd.                                        123,866             231,570

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
 * Chien Shing Stainless Steel Co., Ltd.                                 56,000     $        24,120
 * China General Plastics Corp.                                          76,000              31,682
 * China Life Insurance Co., Ltd.                                       219,400             127,872
 * China Man-Made Fiber Co., Ltd.                                       390,280             222,443
   China Metal Products Co., Ltd.                                        22,000              25,618
 * China Petrochemical Development Corp.                                529,000              95,946
 * China Rebar Co., Ltd.                                                200,000              23,739
   China Steel Chemical Corp.                                            46,620              64,712
 * China Synthetic Rubber Corp.                                          59,987              18,734
 * China United Trust & Investment Corp.                                220,000              37,382
   Chin-Poon Industrial Co., Ltd.                                        34,244              23,734
 * Chou Chin Industrial Co., Ltd.                                        42,180                   0
   Chroma Ate, Inc.                                                      56,252              62,806
 * Chun Yu Works & Co., Ltd.                                             69,000              27,107
   Chun Yuan Steel Industrial Co., Ltd.                                 100,000              57,377
   Chung Hsin Electric & Machinery Co., Ltd.                            120,000              49,436
   Chung Hwa Pulp Corp.                                                 135,804              73,842
 * Clevo Co.                                                             80,340              37,357
   Compal Commun                                                         76,250             179,614
 * Compeq Manufacturing Co., Ltd.                                       273,000             110,620
   Continental Engineering Corp.                                        244,098             124,568
   CTCI Corp.                                                           164,000              86,824
   Der Pao Construction Co., Ltd.                                        78,000              27,595
   D-Link Corp.                                                         202,000             260,911
 * Edom Technology Co., Ltd.                                             12,000              15,299
   Elan Microelectronincs Corp.                                          80,210              63,979
 * Elite Semiconductor Memory Technology, Inc.                           36,000             136,628
   Elitegroup Computer Systems Co., Ltd.                                185,000             118,950
 * Enlight Corp.                                                         53,000              20,035
 * Entie Commercial Bank                                                580,246             164,381
   Epistar Corp.                                                         34,619              87,078
 * ET Internet Technology Corp.                                         195,114              99,590
   Eternal Chemical Co., Ltd.                                           164,700              88,108
   Everest Textile Co., Ltd.                                            112,000              30,220
   Evergreen International Storage & Transport Corp.                    391,000             160,633
   Everlight Chemical Industrial Corp.                                   65,000              22,668
   Everlight Electronics Co., Ltd.                                       83,640             133,039
   Everspring Industry Co., Ltd.                                         51,000              17,369
 * Far East Department Stores, Ltd.                                     312,000             129,754
   Far Eastern International Bank                                       381,000             193,210
 * Federal Corp.                                                         73,552              52,876
   Feng Hsin Iron & Steel Co., Ltd.                                     192,180             162,147
   Feng Tay Enterprise Co., Ltd.                                        117,100             122,797
   First Copper Technology Co., Ltd.                                     62,000              20,778
 * First International Computer, Inc.                                   375,000              71,648
 * Formosa International Hotels Corp.                                    49,500              60,629
   Formosa Taffeta Co., Ltd.                                            600,000             254,000
 * Formosan Rubber Group, Inc.                                           68,000              29,350
   Giant Manufacture Co., Ltd.                                           81,170              97,290
 * Giga Storage Corp.                                                    42,000              23,966
   Globe Union Industrial Corp.                                          32,634              43,345
 * Gold Circuit Electronics, Ltd.                                        77,446              31,255
 * Goldsun Development & Construction Co., Ltd.                         295,000              74,005
 * Grand Pacific Petrochemical Corp.                                    115,000              46,835
   Great China Metal Industry Co., Ltd.                                  63,000     $        36,818
   Great Taipei Gas Co., Ltd.                                            97,000              37,544
   Great Wall Enterprise Co., Ltd.                                       63,000              16,363
   Greatek Co., Ltd.                                                     82,030              90,110
   Hey Song Corp.                                                        96,000              30,807
   Ho Tung Holding Corp.                                                145,901              53,392
 * Hocheng Corp.                                                         71,000              21,904
   Hotai Motor Co., Ltd.                                                179,000             244,889
 * Hsin Kuang Steel Co., Ltd.                                            23,000              40,287
 * Hsinchu International Bank                                           527,000             297,015
   Hsing Ta Cement Co., Ltd.                                            100,000              30,003
   Hua Eng Wire & Cable Co., Ltd.                                       113,565              31,494
 * Hung Poo Construction Corp.                                           76,000              53,591
 * Hung Sheng Construction Co., Ltd.                                    161,000              87,975
 * Ichia Technologies, Inc.                                              61,200             152,512
 * Infodissc Technology Co., Ltd.                                       115,000              32,626
 * Infortrend Technology, Inc.                                           34,000             118,389
   K Laser Technology, Inc.                                              20,343              14,722
 * Kao Hsing Chang Iron & Steel Corp.                                   101,000              30,250
   Kaulin Manufacturing Co., Ltd.                                        16,000              21,267
   Kendra Rubber Industrial Co., Ltd.                                   100,793              72,532
 * King Yuan Electronics Co., Ltd.                                      116,000             114,939
 * Kingdom Construction Co., Ltd.                                       107,000              39,231
 * King's Town Construction Co., Ltd.                                    36,000              66,478
   Kinpo Electronics, Inc.                                              457,000             239,738
   Knowledge-Yield-Excellence Systems Corp.                              23,995              24,906
 * Lead Data Co., Ltd.                                                   82,000              29,279
 * Lealea Enterprise Co., Ltd.                                          110,000              20,283
   Lee Chang Yung Chemical Industry Corp.                                70,019              26,573
 * Lelon Co., Ltd.                                                       27,378              13,199
 * Leofoo Development Co., Ltd.                                          35,000              13,893
   Li Shin International Enterprise Corp.                                25,280              13,499
   Lien Hwa Industrial Corp.                                            119,000              37,155
 * Ling Sheng PrecisionIndustrial Corp.                                  45,000              25,682
 * Long Bon Development Co., Ltd.                                        98,000              34,897
   Long Chen Paper Co., Ltd.                                             89,000              31,973
   Lucky Cement Corp.                                                    97,000              30,281
   Meiloon Co., Ltd.                                                     43,060              55,800
   Mercuries & Associates, Ltd.                                         110,250              40,642
 * Mercuries Data Co., Ltd.                                              50,000              23,520
   Merry Electronics Co., Ltd.                                           24,480              65,345
 * Microelectronics Technology, Inc.                                     77,000              39,105
   Mitac International Corp.                                            383,000             178,058
 * Mustek Systems, Inc.                                                  36,000              18,046
 * Nankang Rubber Tire Co., Ltd.                                         75,000              78,984
   National Petroleum Co., Ltd.                                          33,325              22,978
   Nien Hsing Textile Co., Ltd.                                         229,000             223,959
 * Nien Made Enterprise Co., Ltd.                                        81,752             142,220
 * Opto Tech Corp.                                                       61,000              18,833
 * Orient Semiconductor Electronics, Ltd.                               455,917              54,141
   Oriental Union Chemical Corp.                                        179,720             196,881
 * Pacific Electric Wire & Cable Corp.                                  726,000              11,328
 * Pan Jit International, Inc.                                           33,000              30,792
 * Pan Overseas Electronics Co., Ltd.                                    67,000              30,004
 * Pan-International Industrial                                         105,000              67,569
   Phihong Technology Co., Ltd.                                          39,472              22,024
 * Phoenix Precision Technology Corp.                                   152,000             113,756
   Phoenixtec Power Co., Ltd.                                           172,725             195,048

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
 * Picvue Electronics, Ltd.                                             181,900     $        65,739
   Pihsiang Machinery Mfg. Co., Ltd.                                     48,000             115,130
   Premier Image Technology Corp.                                        51,000              76,438
   Primax Electronics, Ltd.                                              59,987              21,763
 * Prince Housing & Development Corp.                                   223,000              60,950
 * Procomp Informatics, Ltd.                                             21,675               7,049
 * Prodisc Technology Inc.                                              218,560             167,914
 * Q-Run Technology Co., Ltd.                                            94,000             166,159
   Radium Life Tech                                                      33,000              33,319
 * Ruentex Development Co., Ltd.                                        140,000              29,974
 * Ruentex Industries, Ltd.                                             141,000              51,162
 * Sampo Corp.                                                          438,000             147,068
 * San Fang Chemical Industry Co., Ltd.                                  40,700              28,192
 * Sanyang Industrial Co., Ltd.                                         205,000              80,994
   Sanyo Electric Co., Ltd.                                              56,000              34,254
   Senao International Co., Ltd.                                         31,900              18,408
   Sheng Yu Steel Co., Ltd.                                             116,980             129,750
   Shihlin Electric & Engineering Corp.                                 162,000              99,086
 * Shihlin Paper Corp.                                                   56,000              40,170
 * Shinkong Synthetic Fibers Co., Ltd.                                  388,000              79,725
 * Shuttle, Inc.                                                         28,200              35,077
 * Silicon Integrated Systems Corp.                                     150,000              79,768
   Sincere Navigation Corp.                                              91,015              63,492
 * Sinkong Spinning Co., Ltd.                                            60,000              24,478
 * Sintek Photronics Corp.                                              177,000             142,286
   Sinyi Realty, Inc.                                                    20,000              50,959
 * Solomon Technology Corp.                                              90,000              29,719
   Southeast Cement Co., Ltd.                                            94,000              26,194
   Springsoft, Inc.                                                      35,466              87,169
   Stark Technology, Inc.                                                45,100              29,913
   Sunonwealth Electric Machine Industry Co., Ltd.                       44,719              22,125
   Sunrex Technology Corp.                                               37,260              31,571
   Systex Corp., Ltd.                                                   299,000             141,863
   Ta Chen Stainless Pipe Co., Ltd.                                      25,000              17,738
 * Ta Chong Bank                                                        413,000             139,914
   Ta Ya Elec Wire & Cable Co., Ltd.                                     87,000              33,423
 * Taichung Commercial Bank                                             484,000             132,880
 * Tainan Business Bank                                                 179,000              61,856
   Tainan Enterprises Co., Ltd.                                          28,000              38,879
   Tainan Spinning Co., Ltd.                                            541,000             162,909
   Taiwan Acceptance Corp.                                               37,000              32,717
   Taiwan Fire & Marine Insurance Co., Ltd.                              67,000              39,004
   Taiwan Fu Hsing Industrial Co., Ltd.                                  30,000              27,092
 * Taiwan Green Point Enterprises Co., Ltd.                              22,000              83,836
   Taiwan Hon Chuan Enterprise Co., Ltd.                                 19,059              19,229
   Taiwan Kai Yih Industrial Co., Ltd.                                   27,270              25,360
 * Taiwan Kolin Co., Ltd.                                                90,000              25,609
   Taiwan Life Insurance Co., Ltd                                       164,350             288,424
   Taiwan Mask Corp.                                                     49,720              26,576
   Taiwan Navigation Co., Ltd.                                           81,240              54,903
   Taiwan Polypropylene Co., Ltd.                                        63,416              54,018
   Taiwan Secom                                                         156,912             156,057
   Taiwan Sogo Shinkong Security Co., Ltd.                               45,150              22,760
   Taiwan Styrene Monomer Corp.                                         169,000             129,017
 * Taiwan Tea Corp.                                                     220,917              53,258
   Teco Electric & Machinery Co., Ltd.                                  225,000              77,925
   Tecom, Ltd.                                                           41,114     $        17,035
   Test-Rite International Co., Ltd.                                     82,541              44,500
 * The Chinese Bank                                                     464,000             106,369
 * The Farmers Bank of China                                            569,720             186,450
   The First Insurance Co., Ltd.                                         50,000              36,333
 * Ton Yi Industrial Corp.                                              512,280             152,894
   Tong Yang Industry Co., Ltd.                                         158,824             269,575
   Transcend Information, Inc.                                           91,440             223,623
   Tsann Kuen Enterprise Co., Ltd.                                       62,000              84,750
 * TSRC Corp.                                                           127,000              50,036
 * Tung Ho Steel Enterprise Corp.                                       219,687             153,297
 * Twinhead International Corp.                                         121,000              24,570
   TYC Brother Industrial Co., Ltd.                                      43,680              47,880
 * Tycoons Group Enterprise Co., Ltd.                                    72,000              21,419
   U-Ming Marine Transport Corp.                                        174,000             219,207
 * Union Bank of Taiwan                                                 602,000             192,278
 * Union Insurance Co., Ltd.                                             90,185              30,289
 * Unitech Printed Circuit Board Corp.                                   62,000              38,862
 * United Epitaxy Co., Ltd.                                              50,000              26,694
   United Integration Service Co., Ltd.                                  44,450              55,055
 * Universal Cement Corp.                                                63,000              23,237
 * Universal Scientific Industrial Co., Ltd.                            211,000              93,966
   UPC Technology Corp.                                                 171,680              65,109
 * Usi Corp.                                                            238,000              93,827
   Walsin Technology Corp., Ltd.                                         98,793              83,688
 * Waterland Financial Holdings                                         375,000             139,499
 * Wei Chuan Food Corp.                                                  70,000              29,321
   Weltrend Semiconductor, Inc.                                          32,480              20,677
   Wintek Corp.                                                         199,800             266,579
 * Wistron Corp.                                                        199,000             130,214
   World Peace Industrial Co., Ltd.                                      87,425              84,414
 * WUS Printed Circuit Co., Ltd.                                        134,000              90,590
   Ya Hsin Industrial Co., Ltd.                                          60,000              79,598
 * Yeung Cyang Industrial Co., Ltd.                                      26,000              25,073
   Yieh Phui Enterprise Co., Ltd.                                       280,580             192,918
   Yosun Industrial Corp.                                                19,257              20,137
 * Yuen Foong Yu Paper Manufacturing Co., Ltd.                          438,863             240,918
   Yung Chi Paint & Varnish Manufacturing Co., Ltd.                      28,672              33,120
   Yung Shin Pharmaceutical Industrial Co., Ltd.                         33,000              24,836
   Yung Tay Engineering Co., Ltd.                                       127,000              74,570
   Zig Sheng Industrial Co., Ltd.                                        71,000              20,420
   Zinwell Corp.                                                         23,320              21,565
   Zyxel Communication Corp.                                             73,515             154,662
                                                                                    ---------------
TOTAL COMMON STOCKS
  (Cost $17,055,682)                                                                     18,559,325
                                                                                    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Taiwan Dollar
     (Cost $31,141)                                                                          31,333
                                                                                    ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Yeun Chyang Industrial Co., Ltd.
     Rights 05/31/04
     (Cost $0)                                                            2,484                   0
                                                                                    ---------------
TOTAL -- TAIWAN
  (Cost $17,086,823)                                                                     18,590,658
                                                                                    ---------------

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
MALAYSIA -- (10.6%)
COMMON STOCKS -- (10.6%)
 * A&M Realty Berhad                                                     65,000     $        23,595
   ACP Industries Berhad                                                 34,000              17,789
   Affin Holdings Berhad                                                562,100             199,908
   Amalgamated Industrial Steel Berhad                                   11,250               2,076
 * AMBD Berhad                                                           58,000               2,976
   Amway (Malaysia) Holdings Berhad                                      92,000             165,959
   Ann Joo Resources Berhad                                              83,000              34,552
 * Anson Perdana Berhad                                                  10,000                 118
   Antah Holding Berhad                                                  23,000                 939
 * Aokam Perdana Berhad                                                     733                  12
   APM Automotive Holdings Berhad                                        74,500              49,616
 * Arab Malaysia Corp. Berhad                                           558,000             198,288
   Asas Dunia Berhad                                                     16,000               4,422
 * Asia Pacific Land Berhad                                              70,000               4,791
   Asiatic Development Berhad                                           447,100             205,927
 * Avenue Assets Berhad                                                 254,000              35,100
   Ayer Hitam Planting Syndicate Berhad                                   6,000               3,789
   Bandar Raya Developments Berhad                                      295,200             169,933
   Batu Kawan Berhad                                                    209,100             329,778
 * Berjaya Capital Berhad                                               391,000              92,170
 * Berjaya Land Berhad                                                  465,000              96,680
 * Bernas Padiberas Nasional Berhad                                     143,700              48,766
   Bimb Holdings Berhad                                                 208,200              93,054
   Bintai Kinden Corp. Berhad                                            16,000               6,232
   Bolton Properties Berhad                                              96,000              18,453
   Boustead Holdings Berhad                                             233,000             107,393
   Cahya Mata Sarawak Berhad                                            153,000              67,289
 * Camerlin Group Berhad                                                 58,000              13,647
   Carlsberg Brewery Malaysia Berhad                                    111,600             308,337
   Cement Industries of Malaysia Berhad                                  48,800              26,313
   Chemical Co. of Malaysia Berhad                                      102,000              64,672
   Chin Teck Plantations Berhad                                          33,000              46,845
 * Cosway Corp. Berhad                                                  113,000              26,940
   Courts Mammoth Berhad                                                149,000              89,419
   Cycle & Carriage Bintang Berhad                                       15,000              13,331
 * Damansara Realty Berhad                                               65,000               1,803
 * Datuk Keramik Holdings Berhad                                         24,000                 784
 * Digi.Com Berhad                                                      232,000             285,779
 * Dijaya Corp. Berhad                                                   96,000              20,456
   Diperdana Corp. Berhad                                                 3,000                 910
   Diversified Resources Berhad                                         704,300             337,257
   DNP Holdings Berhad                                                   34,000               6,390
 * E&O Property Development Berhad                                      563,200             100,729
   Eastern & Oriental Berhad                                             72,000              17,247
 * Econstates Berhad                                                     55,500              16,840
   Edaran Otomobil Nasional Berhad                                      173,600             404,359
   Esso Malaysia Berhad                                                 126,600              87,403
   Europlus Berhad                                                       25,700               4,866
 * Faber Group Berhad                                                    16,000               1,428
   Far East Holdings Berhad                                              23,700              21,675
 * FCW Holdings Berhad                                                   24,000               2,524
   FFM Berhad                                                            82,600             186,838
   Fraser & Neave Holdings Berhad                                       210,700             234,241
   Globetronics Technology Berhad                                       796,400             112,173
   Glomac Berhad                                                         70,200              42,709
 * Gold IS Berhad                                                        77,000              27,362
 * Golden Plus Holdings Berhad                                           16,000               2,881
 * Gopeng Berhad                                                         17,000               2,234
   Guiness Anchor Berhad                                                192,300     $       228,603
 * Gula Perak Berhad                                                     97,700              41,624
   Guthrie Ropel Berhad                                                  35,900              35,901
   Hap Seng Consolidated Berhad                                         305,300             202,225
   Heitech Padu Berhad                                                   26,000              19,522
   Highlands and Lowlands Berhad                                        411,700             401,040
 * HLG Capital Berhad                                                    12,000               3,734
   Hock Seng Lee Berhad                                                  44,160              34,831
   Hong Leong Industries Berhad                                         148,100             182,979
   Hong Leong Properties Berhad                                         259,100              36,521
   Hume Industries (Malaysia) Berhad                                     93,867             113,550
   Hwang-DBS (Malaysia) Berhad                                           97,500              44,395
   IGB Corp. Berhad                                                     706,850             226,829
   IJM Corp. Berhad                                                     255,500             312,991
   IJM Plantations Berhad                                                37,600              11,468
 * Insas Berhad                                                         226,000              24,375
   IOI Properties Berhad                                                127,000             239,279
   Island & Peninsular Berhad                                           179,300             217,910
   Jaya Jusco Stores Berhad                                              49,000             142,979
   Jaya Tiasa Holdings Berhad                                           158,400             156,648
 * Johan Holdings Berhad                                                 30,000               2,716
   John Hancock Life Insurance (M) Berhad                                46,000              27,983
   Johor Port Berhad                                                    162,700              99,354
 * Johore Tenggara Oil Palm Berhad                                       59,200              19,032
   JT International Berhad                                              122,700             141,468
 * K & N Kenanga Holdings Berhad                                        287,300              73,396
   Keck Seng (Malaysia) Berhad                                           23,000               9,746
   KFC Holdings (Malaysia) Berhad                                        64,000              62,303
   Kian Joo Can Factory Berhad                                           72,900              55,869
   Kim Hin Industry Berhad                                               52,000              38,346
   KPJ Healthcare Berhad                                                 62,000              23,513
 * Kretam Holdings Berhad                                                15,000               3,915
 * KSL Holdings Berhad                                                   64,500              47,735
 * Kub Malaysia Berhad                                                  181,000              32,355
   Kulim Malaysia Berhad                                                 53,000              34,143
 * Kumpulan Hartanah Selangor Berhad                                    166,500              28,481
   Kwantas Corp. Berhad                                                  68,600              96,655
   Ladang Perbadanan-Fima Berhad                                         11,000               7,682
 * Land & General Berhad                                                180,000              14,681
   Landmarks Berhad                                                     182,600              33,150
 * Leader Universal Holdings Berhad                                      69,000               8,165
 * Leong Hup Holdings Berhad                                             46,000              13,915
   Lingkaran Trans Kota Holdings Berhad                                 251,600             176,304
   Lingui Development Berhad                                            219,000              91,198
   Lion Diversified Holdings Berhad                                     114,000              32,131
   Lion Industries Corp. Berhad                                         260,700              66,556
 * Liqua Health Corp. Berhad                                                173                  29
   MAA Holdings Berhad                                                   85,933             123,341
   Magnum 4D Berhad                                                      80,000              85,559
   Malayan Cement Berhad                                              1,453,050             300,423
   Malayawata Steel Berhad                                               72,000              40,764
 * Malaysia Aica Berhad                                                  48,200              25,057
 * Malaysia Building Society Berhad                                      35,000               6,808
   Malaysia Industrial Development Finance Berhad                       544,600             169,498
   Malaysia Mining Corp. Berhad                                         732,900             386,906
   Malaysia Smelting Corp. Berhad                                        23,000              44,785
   Malaysian Mosaics Berhad                                             229,300              96,997

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
   Malaysian National Reinsurance Berhad                                 80,500     $        69,833
   Malaysian Oxygen Berhad                                               99,100             310,225
   Malaysian Plantations Berhad                                         622,500             372,439
 * Malaysian Resources Corp. Berhad                                      94,666              18,443
 * Mancon Berhad                                                         12,000               2,747
   Maruichi Malaysia Steel Tube Berhad                                   58,600              36,523
   Matsushita Electric Co. (Malaysia) Berhad                             23,884              64,073
   MBM Resources Berhad                                                 102,966              67,231
 * Media Prima Berhad                                                    61,533              29,181
 * Merces Holdings Berhad                                                 1,250                  76
   Metro Kajang Holdings Berhad                                          44,100              21,829
 * Mieco Chipboard Berhad                                                69,000              43,825
 * MTD Infraperdana Berhad                                              420,300              80,356
   MUI Properties Berhad                                                 75,200               6,526
 * Mulpha International Berhad                                          739,950             123,746
 * Multi-Purpose Holdings Berhad                                        457,000             132,431
 * Mycron Steel Berhad                                                   14,650                   0
   Naim Cendera Berhad                                                   60,700              55,267
 * Naluri Berhad                                                        365,000             112,492
 * Nam Fatt Berhad                                                        9,000               1,630
   Narra Industries Berhad                                               16,000               8,230
   NCB Holdings Berhad                                                  122,000              76,664
   Negara Properties (Malaysia) Berhad                                    6,000               6,388
 * New Straits Times Press (Malaysia) Berhad                            131,700             135,144
 * Nikko Electronics Berhad                                              36,600              14,528
   NV Multi Corp. Berhad                                                 25,900              21,649
 * NWP Holdings Berhad                                                  112,000              27,037
   Nylex (Malaysia) Berhad                                               83,000              22,924
   Oriental Holdings Berhad                                             322,200             330,476
   OSK Holdings Berhad                                                  301,333             130,659
   OSK Property Holdings Berhad                                           3,393                 975
   Pacific & Orient Berhad                                               40,400              20,360
 * Pacificmas Berhad                                                      9,500              14,195
   Pan Malaysia Cement Works Berhad                                     192,000              25,231
 * Pan Malaysian Industries Berhad                                      818,000              19,435
 * Pan Pacific Asia Berhad                                               12,000                 284
 * Panglobal Berhad                                                      14,000               6,963
 * PBA Holdings Berhad                                                   52,400              20,655
   Pelangi Berhad                                                       268,700              43,427
 * Pernas International Holdings Berhad                                 224,000              32,415
   Petaling Garden Berhad                                                94,000              32,187
   Phileo Allied Berhad                                                 279,200             143,382
 * Pilecon Engineering Berhad                                            42,000                 940
   PK Resources Berhad                                                   14,000               2,723
   PPB Group Berhad                                                     145,333             248,664
 * Prime Utilities Berhad                                                 3,000                 942
 * Promet Berhad                                                         52,000               3,968
 * Puncak Niaga Holdings Berhad                                         231,200             165,510
 * QL Resources Berhad                                                   57,000              34,519
 * QSR Brand Berhad                                                      32,000              17,090
   Ramatex Berhad                                                       292,700             273,991
   Ranhill Berhad                                                        66,400             119,587
 * Ranhill Utilities Berhad                                             107,800              71,207
 * Rashid Hussain Berhad                                                182,000              34,991
 * Rekapacific Berhad                                                    55,000                   0
   Road Builders (Malaysia) Holdings Berhad                             287,700             221,792
   Sapura Telecommunications Berhad                                      64,846              37,193
   Sarawak Enterprise Corp. Berhad                                      421,000     $       147,313
 * Saship Holdings Berhad                                                23,000               5,387
   SCB Developments Berhad                                               45,000              53,319
   Selangor Properties Berhad                                           171,800             101,656
   Shangri-La Hotels (Malaysia) Berhad                                  114,000              35,005
   Shell Refining Co. Federation of Malaysia Berhad                     160,900             287,607
 * SHL Consolidated Berhad                                               75,000              26,081
   Sime Engineering Services Berhad                                     279,100             113,946
   Sime UEP Properties Berhad                                           133,000             140,419
   Southern Acids (Malaysia) Berhad                                      41,000              19,863
   Southern Bank Berhad (Foreign)                                       188,750             131,615
   Southern Steel Berhad                                                118,400              68,855
   SP Setia Berhad                                                      351,400             349,500
 * SRI Hartemas Berhad                                                   65,000               7,099
   Star Publications (Malaysia) Berhad                                  229,300             380,122
 * Subur Tiasa Holdings Berhad                                           65,000              45,442
   Sunrise Berhad                                                        91,200              65,545
 * Sunway City Berhad                                                   139,000              61,058
 * Sunway Construction Berhad                                            59,000              40,263
 * Sunway Holdings, Inc. Berhad                                         245,700             105,368
 * Suria Capital Holdings Berhad                                        186,000              28,397
 * Symphony House Berhad                                                 13,714               5,774
   Ta Ann Holdings Berhad                                                86,800             157,665
   Ta Enterprise Berhad                                                 797,000             153,169
   Talam Corp. Berhad                                                    12,850               3,956
   Tan Chong Motor Holdings Berhad                                      393,900             122,183
 * Tanah Emas Corp. Berhad                                               65,000              30,534
   Tasek Corp. Berhad                                                    37,000              25,058
 * Time Dotcom Berhad                                                 1,001,500             258,311
   Top Glove Corp. Berhad                                                30,000              55,257
   Tractors Malaysia Holdings Berhad                                    143,400              94,372
   Tradewinds (Malaysia) Berhad                                         117,000              82,613
 * Trengganu Development & Management Berhad                             79,700              20,562
   Tronoh Mines Malaysia Berhad                                         148,300             113,696
   UAC Berhad                                                            25,000              31,588
   Uchi Technologies Berhad                                             177,500              85,566
   UDA Holdings Berhad                                                   81,000              31,779
 * UEM World Berhad                                                     745,100             224,695
   Unico-Desa Plantations Berhad                                         79,000              38,428
   Union Paper Holdings Berhad                                           70,000              16,592
 * Uniphone Telecommunications Berhad                                    43,000              12,661
   Unisem (M) Berhad                                                     82,500             195,342
   United Malacca Rubber Estates Berhad                                  47,500              43,228
   United Malayan Land Berhad                                            13,000               3,858
   United Plantations Berhad                                            101,700             125,612
 * Utama Banking Group Berhad                                           122,000              31,911
   Wah Seong Corp                                                       164,000              70,406
 * Wing Tiek Holdings Berhad                                              8,000               1,874
   Worldwide Holdings Berhad                                             52,000              26,738
   WTK Holdings Berhad                                                   93,600             145,390
   Yeo Hiap Seng (Malaysia) Berhad                                       47,300              23,622
 * Yu Neh Huat Berhad                                                       500                 176
                                                                                    ---------------
TOTAL COMMON STOCKS
  (Cost $19,134,333)                                                                     18,048,034
                                                                                    ---------------

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
RIGHTS/WARRANTS -- (0.0%)
 * FCW Holdings Berhad Warrants
     11/11/13                                                             8,000     $           432
 * Kulim Malaysia Berhad Rights
     06/04/04                                                            13,250               4,359
 * Liqua Health Marketing Berhad
     Warrants 09/09/08                                                       34                   2
 * Mieco Chipboard Berhad Warrants
     04/01/04                                                            23,000               8,050
 * OSK Property Holdings Berhad
     Rights 06/28/04                                                      1,696                   0
 * QSR Brand Berhad Warrants
       01/24/07                                                          12,800               2,869
                                                                                    ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $605)                                                                                15,712
                                                                                    ---------------
TOTAL -- MALAYSIA
  (Cost $19,134,938)                                                                     18,063,746
                                                                                    ---------------
BRAZIL -- (10.1%)
PREFERRED STOCKS -- (9.4%)
 * Acesita SA                                                       978,765,315             748,523
   Alpargatas-Santista Textil SA                                        500,000              62,117
   Bahia Sul Celulose SA                                                260,593              54,658
   Banco Mercantil do Brasil SA                                         130,000              14,682
   Brasileira de Petroleo Ipiranga                                   60,800,000             243,671
 * Braskem SA                                                        40,500,000             637,754
   Centrais Electricas de Santa Catarin Celesc Series B                 840,000             227,686
   Compania Paranaense de Energia Series B                          213,000,000             651,578
   Confab Industrial SA                                                 119,000             155,518
   Coteminas Cia Tecidos Norte de Minas                               6,977,102             459,287
   Distribuidora de Produtos Petreleo Ipirangi SA                     3,900,000              30,203
   Duratex SA                                                        13,400,000             264,844
 * Electropaulo Electrecidade Metropolitana                          28,790,000             452,985
   Embraco SA                                                           262,000             102,298
   Embratel Participacoes SA                                        273,800,000             631,710
 * Empressa Metropolitanade Aguas e Energia SA                       24,000,000              37,018
   Energetica do Ceara Coelce                                        72,000,000              99,903
 * ENERSUL Empresa Energetjica de Mato Grosso do Sul SA Series B     13,156,000              35,214
   Fertibras SA                                                           3,400              20,845
   Forca Luz Cataguazes Leopoldina Series A                          23,400,000              10,571
   Fras-Le Preferred                                                     20,200              33,178
   Globex Utilidades SA                                                  25,268              66,044
 * Gradiente Eletronica SA                                                2,600               3,675
 * Industria de Bebidas Antarctica Polar SA                              23,000              19,482
 * Inepar SA Industria e Construcoes                                  9,900,001               1,406
   Klabin SA                                                            652,000             843,666
   Lojas Americanas SA                                               68,290,369             572,722
   Magnesita SA Series A                                             20,500,000              59,205
   Magnesita SA Series C                                                202,338                 570
   Marcopolo SA                                                         124,000             211,668
   Metal Leve SA                                                      3,400,000             124,524
   Metalurgica Gerdau SA                                                 59,302     $       759,693
 * Net Servicos de Communication SA                                   1,604,500             398,666
 * Paranapanema SA                                                  146,200,000             155,211
   Perdigao SA NPV                                                       47,900             421,965
   Randon Participacoes SA                                              162,500             192,966
 * Rasip Agro-Pastoril SA                                                51,000               3,785
 * Refinaria de Petroleo Ipiranga SA                                 12,300,000              70,649
   Ripasa SA Papel e Celulose                                           442,000             386,518
   Sadia SA                                                             585,000             739,981
   Saraiva Livreiros Editores                                             4,000              11,617
 * Sharp SA Equipamentos Eletronicos                                 30,200,000                 195
   Siderurgica Belgo-Mineira                                          1,000,000             222,652
   Suzano de Papel e Celulose                                           248,383           1,025,912
   Suzano Petroquimica SA                                                30,000              33,882
   Tele Celular Sul Participacoes SA                                405,908,039             517,372
   Tele Centro Oeste Celular Participacoes SA                       229,000,000             653,969
 * Tele Leste Celular Participacoes SA                              559,666,572             133,641
   Tele Norte Celular Participacoes SA                              549,505,027              97,524
   Telemig Celular Participacoes SA                                 398,290,371             568,068
   Telenordeste Celular Participacoes SA                            408,041,513             492,441
   Telesudeste Celular Participacoes SA                             285,800,000             465,728
   Tim Sul SA Preferred Series B                                     13,950,000             299,347
   Ultrapar Participants                                             66,639,437             645,106
   Uniao des Industrias Petroquimicas SA Series B                       563,520             340,040
 * Varig Participacoes Em Transportes                                   122,026                 650
 * Varig Particpacoes Em Servicos                                       116,823                 109
 * Varig SA Viacao Aerea Riograndense                                    16,000               4,956
   Weg SA                                                               280,100             641,726
                                                                                    ---------------
TOTAL PREFERRED STOCKS
  (Cost $14,370,746)                                                                     16,161,574
                                                                                    ---------------
COMMON STOCKS -- (0.7%)
 * Acos Especiais Itabira-Acesita Aces                               42,900,000              30,593
 * Acos Villares SA Avil                                                120,000               5,305
   Avipal SA Avicultura e Agropecua                                  50,900,000              80,481
   Eternit SA                                                           120,000              10,339
   Forjas Taurus SA                                                      88,000              41,459
   Metalurgica Gerdau SA                                                  1,292              14,012
   Petroquimica do Sul Copesul                                       18,200,000             898,548
 * Rhodia Ster SA                                                       640,780              24,812
   Sao Paulo Alpargatas SA                                              510,000              29,622
                                                                                    ---------------
TOTAL COMMON STOCKS
  (Cost $1,185,597)                                                                       1,135,171
                                                                                    ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Tele Celular Sul Participacoes SA
     Rights 06/07/04                                                  8,289,621                   0
 * Tele Nordeste Celular Participacoes
     SA Rights 05/24/04                                               7,392,740                  24
 * Tim Sul SA Rights 05/19/04                                           243,591                   0
                                                                                    ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                      24
                                                                                    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Brazilian Real
     (Cost $3)                                                                                    3
                                                                                    ---------------
TOTAL -- BRAZIL
  (Cost $15,556,346)                                                                     17,296,772
                                                                                    ---------------

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
                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
TURKEY -- (7.6%)
COMMON STOCKS -- (7.6%)
 * Adana Cimento Sanayi Ticaret A.S.                                253,683,148     $       166,050
 * Ak Enerji A.S.                                                    72,903,000             346,079
 * Akal Tekstil A.S.                                                  2,779,875               9,127
   Akcansa Cimento Sanayi ve Ticaret A.S.                           274,876,875             583,334
 * Aksa                                                              38,821,296             326,505
   Aksigorta A.S.                                                   285,150,627             674,484
 * Aksu Iplik Dokuma ve Boya Apre Fab A.S.                            4,477,695               6,969
 * Aktas Elektrik Ticaret A.S.                                          370,000              36,963
 * Alarko Holding                                                    21,706,400             430,449
 * Alarko Sanayii ve Ticaret A.S.                                    14,579,992              95,623
   Alkim Alkali Kimya A.S.                                           23,650,000              95,605
 * Alternatifbank A.S.                                               97,063,680              45,245
 * Altinyildiz Mensucat ve Konfeksiyan Fabrikalari A.S.              21,960,000              28,563
 * Anadolu Anonim Turk Sigorta Sirketi                              122,999,220             131,762
   Anadolu Cam Sanayii A.S.                                         250,675,663             622,762
 * Anadolu Cam Sanayii A.S.                                             417,324               1,834
 * Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S. Series C            15,586,000              91,980
 * Ayen Enerji A.S.                                                  17,941,000             122,489
 * Bagfas Bandirma Gubre Fabrik                                       2,300,000              49,890
 * Bandirma Vitaminli Yem Sanayii Ticaret A.S.                       36,924,546             232,406
   Bati Cimento A.S.                                                 96,109,301             150,942
 * Bekoteknik Sanayi A.S.                                            80,999,725             450,272
 * Bolu Cimento Sanayi A.S.                                         111,833,881             128,556
   Borusan                                                           36,993,000             193,360
 * Bossa Ticaret ve Sanayi Isletmeleri A.S.                         128,217,000             112,080
 * Brisa Bridgestone Sanbanci Lastik San & Tic A.S.                   5,857,000             189,240
   Bursa Cimento Fabrikasi A.S.                                      28,840,000             217,128
 * Carsi Buyuk Magazacilik                                          122,086,500             100,119
   Celebi Hava Servisi A.S.                                          18,903,000             114,692
   CIMSA A.S. (Cimento Sanayi ve Ticaret)                           228,659,400             443,008
 * Deva Holding A.S.                                                 21,599,332              61,671
 * Doktas Dokumculuk Ticaret ve Sanayi A.S.                          63,993,600              81,967
 * Eczacibasi Ilac                                                   49,338,000              60,044
 * Eczacibasi Ilac Sanayi Issue                                     197,352,000             220,813
 * Eczacibasi Yapi Gere                                             116,012,250             116,070
 * Ege Seramik Co., Inc.                                             44,835,048              29,273
 * Egeplast Plastik Ticaret ve Sanayi A.S.                            7,720,000               7,964
 * Finansbank                                                       523,018,021             515,643
 * Global Menkul Degerler A.S.                                       31,200,000              22,117
 * Global Menkul Degerler A.S.                                       15,376,164              10,548
 * Goldas Kuyumculuk Sanayi A.S.                                     88,799,600              42,748
 * Goltas Cimento                                                     7,128,000              47,043
 * Good Year Lastikleri A.S.                                         14,659,125             121,321
 * GSD Holdings A.S.                                                 62,399,999              21,233
 * Gubre Fabrikalari Ticaret A.S.                                     8,436,960              13,456
 * Gunes Sigorta A.S.                                                68,999,261              45,887
 * Hektas Ticaret A.S.                                               25,477,234              15,783
 * Ihlas Holding                                                    285,533,822             220,847
 * Is Gayrimenk                                                     289,898,200             272,854
 * Isiklar Ambalaj Sansuii ve Ticaret A.S.                            2,685,000     $         3,176
 * Istanbul Motor Piston ve Pim Sanayi A.S.                             229,000              28,135
 * Izmir Demir Celik                                                 57,269,250              66,299
   Karsu Tekstil Sanayii ve Ticaret A.S.                              5,680,000              15,737
   Kartonsan                                                          1,698,750              83,644
 * Kav Orman Sanayii A.S.                                             4,654,650              10,781
 * Kerevitas Gida Sanayi ve Ticaret A.S.                              2,532,000               6,536
   Konya Cimento                                                      4,921,000              54,162
 * Kordsa Sabanci Dupont Endustriye Iplik ve Kord Bezi Sanayi
     ve Ticaret A.S.                                                146,305,500             198,445
 * Kutahya Porslen Sanayii A.S.                                       2,617,000              31,216
 * Mardin Cimento                                                    38,235,750             134,209
 * Marshall Boya ve Vernik Sanayii A.S.                               2,186,000              26,381
 * Marshall Boya ve Vernik Sanayii A.S.                               2,186,000              25,769
 * Medya Holdings A.S. Series C                                      15,849,000              72,833
 * Menderes Tekstil Sanayi ve Ticaret A.S.                          104,549,000              48,792
 * Merko Gida Sanayi ve Ticaret A.S. Series A                        10,580,000               7,188
 * Milliyet Gazetecilik A.S.                                         28,557,680             108,508
 * Milpa Ticari ve Sinai Urunler Pazarlama                           13,329,360               9,519
 * Mudurnu Tavukculuk A.S.                                            1,740,000                 522
 * Mutlu Aku                                                          1,527,000              11,304
 * Nergis Holding A.S.                                                1,784,000               4,396
 * Net Holding A.S.                                                  15,942,722              12,487
 * Net Turizm Ticaret ve Sanayi                                      16,830,000              14,289
 * Netas Northern Electric Telekomunikasyon A.S.                      8,756,500             166,698
 * Olmuksa Mukavva Sanayi ve Ticaret A.S.                            20,976,000              28,514
 * Otobus Karoseri Sanayi A.S.                                       44,321,167             166,879
 * Pinar Sut Mamulleri Sanayii A.S.                                  12,143,250              37,908
 * Raks Elektroniks A.S.                                              2,730,000               2,289
 * Sanko Pazarlama Ithalat Ihracat A.S.                              48,903,000             128,002
 * Sarkuysan Elektrolitik Bakir Sanayi A.S.                          10,999,662              14,949
 * Sarkuysan Elektrolitik Bakir Sanayi A.S. Issue 04                 43,998,648              53,332
 * Sasa Suni ve Sentetik Elyat Sanayi A.S.                          310,985,000             307,680
 * Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.                6,300,000               5,006
 * T. Tuborg Bira ve Malt Sanayi A.S.                                10,974,754              62,060
 * Tansas Izmir Buyuksehir Belediyesi Ic ve dis Ticaret A.S.        365,309,000             294,628
 * Tat Konserve Sanayii A.S.                                         63,787,500              93,117
 * Tekstil Bankasi A.S.                                             121,274,079              34,779
 * Teletas Telekomunikasyon Endustri Ticaret A.S.                     8,799,000              68,168
   Tire Kutsan Oluklu Mukavvakutu ve Kagit Sanayi A.S.               39,939,000              63,398
   Trakya Cam Sanayii A.S.                                          154,764,866             350,122
 * Turk Demir Dokum Fabrikalari                                      60,749,982             105,132
   Turk Dis Ticaret Bankasi A.S.                                    334,067,850             410,033
 * Turk Siemens Kablo ve Elektrik Sanayi A.S.                         9,925,500              69,357

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
                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
 * Turk Sise de Cam Fabrikalari A.S. Issue 04                        74,340,010     $       121,301
 * Turk Sise ve Cam Fabrikalari A.S.                                179,550,063             302,426
 * Ulker Gida Sanayi Ve Ticaret                                     101,003,282             413,700
   USAS (Ucak Servisi A.S.)                                          11,938,000             128,841
 * Uzel Makina Sanayi A.S.                                           41,851,000             177,841
 * Vakif Finansal Kiralama A.S.                                       5,450,302               6,642
 * Yunsa Yunlu Sanayi ve Ticaret A.S.                                10,027,800               8,708
 * Zorlu Enerji Elektrik Uretimi Otoproduktor Gruba A.S.             98,400,000             356,973
                                                                                    ---------------
TOTAL -- TURKEY
  (Cost $10,681,810)                                                                     13,077,609
                                                                                    ---------------
ISRAEL -- (7.3%)
COMMON STOCKS -- (7.3%)
 * Afcon Industries                                                         159               1,745
   Albad Massuot Yitzhak, Ltd.                                            7,600             120,951
   Alony Hetz Properties & Investments, Ltd.                             46,080              86,204
   American Israeli Paper Mills, Ltd.                                     4,542             242,610
 * Azorim Investment Development & Construction Co., Ltd.                40,322             347,470
 * Baran Group, Ltd.                                                      9,500              55,493
 * Beit Shemesh Engines Holdings (1997), Ltd.                             3,351              10,988
   Blue Square Israel, Ltd.                                              45,312             485,735
 * C Mer Industries, Ltd.                                                 7,900              77,446
   Danya Cebus, Ltd.                                                     19,413              92,633
   Delek Automotive Systems, Ltd.                                        96,288             697,006
 * Delek Drilling                                                       599,731             251,431
   Delta Galil Industries, Ltd.                                          27,362             411,522
 * Direct Insurance - I.D.I. Insurance Co., Ltd.                         59,860             116,056
 * Discount Mortgage Bank, Ltd.                                           1,320             109,589
 * Elbit Medical Imaging                                                 27,990             210,890
   Elco Industries (1975)                                                 5,476              28,562
   Electra Consumer                                                      22,800             274,169
   Electra Israel, Ltd.                                                   3,700             274,679
 * Electronics Line, Ltd.                                                 3,169              22,199
 * Elron Electronic Industries, Ltd.                                     34,325             453,233
 * Feuchtwanger Investments 1984, Ltd.                                    4,200               2,301
   FMS Enterprises Migun, Ltd.                                            7,300             215,353
 * Formula Systems (1985), Ltd.                                          12,170             230,706
 * Formula Vision Technologies, Ltd.                                      1,604               1,803
   Frutarom Industries (1995), Ltd.                                      48,400             252,629
   Gachelet Invetment Co., Ltd.                                             653              33,132
 * Granite Hacarmel Investments, Ltd.                                    19,200              31,882
 * Housing & Construction Holding Co., Ltd.                             473,282             316,153
   Industrial Building Corp., Ltd.                                      284,973             292,967
   Investec Bank, Ltd.                                                    3,222              91,886
 * Israel Land Development Co., Ltd.                                     26,000              89,725
 * Israel Petrochemical Enterprises, Ltd.                                32,500             150,525
 * Israel Salt Industries                                                38,139             117,462
   Ituran                                                                 7,011             134,836
 * J.O.E.L. Jerusalem Oil Exploration, Ltd.                               6,178              34,122
 * Knafaim-Arkia Holdings, Ltd.                                          14,161             179,337
 * Koor Industries, Ltd.                                                 19,500             739,512
 * Leader Holding & Investments, Ltd.                                    11,500              14,131
 * Lipman Electronic Engineering, Ltd.                                   12,968             614,645
 * Magic Software Enterprises, Ltd.                                      24,908     $       114,193
   Maman Cargo Terminals & Handling, Ltd.                                33,600              45,966
 * Matav Cable Israel                                                    35,613             332,067
   Medtechnica, Ltd.                                                     14,470              66,318
 * Mehadrin, Ltd.                                                         3,887              68,253
 * Metalink, Ltd.                                                        22,247             137,548
   Middle East Tube Co.                                                  19,000              24,873
   Miloumor, Ltd.                                                        12,658              48,526
   Mivtach Shamir Holdings, Ltd.                                         12,000             162,911
 * Naphtha Israel Petroleum Corp.                                       105,630              15,690
 * Nice Systems, Ltd.                                                    15,600             342,578
 * OCIF Investments and Development, Ltd.                                 1,100              14,553
   Ormat Industries, Ltd.                                                75,100             324,394
   Property and Building Corp., Ltd.                                      4,894             418,539
 * Rapac Electronics, Ltd.                                                6,000              16,744
 * Rapac Technologies (2000), Ltd.                                        6,000              15,771
 * Retalix, Ltd.                                                         13,300             261,467
 * Scitex Corp., Ltd.                                                    46,509             263,495
 * Shrem Fudim Kelner & Co., Ltd.                                         6,600              17,251
   Strauss Elite, Ltd.                                                   44,000             403,612
   Suny Electronic Inc., Ltd.                                            37,700             215,211
   Tadiran Communications, Ltd.                                          12,806             438,801
 * Team Computer & Systems, Ltd.                                          1,400              25,384
   Tefahot Israel Mortgage Bank, Ltd.                                    33,330             309,075
   Telsys, Ltd. Electronic Engineering                                    5,300              29,945
 * Tower Semiconductor, Ltd.                                             59,093             298,062
 * Union Bank of Israel, Ltd.                                            55,564             184,263
   Ytong Industries, Ltd.                                                52,500              53,290
                                                                                    ---------------
TOTAL COMMON STOCKS
  (Cost $8,415,304)                                                                      12,562,498
                                                                                    ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Alony Hetz Properties & Investments,
     Ltd. Warrants 11/20/07                                              16,263               6,985
 * Delek Drilling Warrants 07/31/04                                      27,376               5,679
                                                                                    ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                  12,664
                                                                                    ---------------
TOTAL -- ISRAEL
  (Cost $8,415,304)                                                                      12,575,162
                                                                                    ---------------
MEXICO -- (6.9%)
COMMON STOCKS -- (6.9%)
 * Cintra S.A. de C.V.                                                  137,000              24,011
 * Consorcio Ara S.A.                                                   599,000           1,646,640
 * Consorcio Hogar S.A. de C.V. Series B                                325,000             105,091
   Controladora Comercial Mexicana S.A. de C.V. Series B              1,326,100           1,557,178
 * Corporacion Geo S.A. de C.V. Series B                              1,330,000           1,713,272
 * Corporacion Interamericana de Entramiento S.A. de C.V.
     Series B                                                           703,769           1,486,293
 * Corporacion Mexicana de Restaurantes S.A. de C.V. Series B             1,623                 149
   Corporativo Fragua S.A. de C.V. Series B                                  31                  82
 * Desc S.A. de C.V. Series B                                           981,833             288,230
 * Empaques Ponderosa S.A. de C.V. Series B                             206,000              10,831

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
 * Empresas ICA Sociedad Controladora S.A. de C.V.                    6,256,350     $     1,924,356
   Empresas la Moderna S.A. de C.V. Series A                            610,700             129,509
 * GPo Iusacell                                                          51,405              62,975
   Gruma S.A. de C.V. Series B                                          138,000             231,582
   Grupo Casa Saba S.A. de C.V.                                          39,700              51,141
   Grupo Cementos de Chihuahua, S.A. de C.V.                            398,000             652,202
   Grupo Corvi S.A. de C.V. Series L                                    100,000              16,562
   Grupo Financiero GBM Atlantico S.A. de C.V. Series L                   9,441               1,870
   Grupo Financiero GBM Atlantico S.A. de C.V. Series L                  23,928               5,032
 * Grupo Industrial Maseca S.A. de C.V. Series B                        446,000             195,612
   Grupo Industrial Saltillo Unique Series                               90,600             148,466
 * Grupo Nutrisa S.A. de C.V.                                               188                  42
   Grupo Posadas S.A. de C.V. Series L                                  199,000             115,095
 * Grupo Qumma S.A. de C.V. Series B                                    105,334               1,662
 * Grupo Tribasa S.A. de C.V.                                            67,110                   0
   Herdez Common Series                                                 107,000              46,883
 * Hylsamex S.A. de C.V. Series B                                        82,000             115,690
   Industrias Bachoco S.A. de C.V.
     (Certificate Representing Series B
     and Series L)                                                       66,000             106,997
 * Industrias S.A. de C.V. Series B                                      33,000             151,821
 * Jugos del Valle S.A. de C.V. Series B                                 37,900              59,848
 * Movilaccess S.A. de C.V. Series B                                     13,489              44,918
   Nadro S.A. de C.V. Series B                                          242,967             128,174
 * Sanluis Corporacion S.A. de C.V.
     (Certificates representing 1 share
     Series B, 1 share Series C & 1 share Series D)                       3,300               1,345
   Vitro S.A.                                                           811,000             852,824
                                                                                    ---------------

TOTAL COMMON STOCKS
  (Cost $8,982,127)                                                                      11,876,383
                                                                                    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Mexican Peso
     (Cost $8,636)                                                                            6,893
                                                                                    ---------------
TOTAL -- MEXICO
  (Cost $8,990,763)                                                                      11,883,276
                                                                                    ---------------
THAILAND -- (6.5%)
COMMON STOCKS -- (6.5%)
   A.J. Plast Public Co., Ltd. (Foreign)                                166,500              18,222
 * Adkinson Securities Public Co., Ltd. (Foreign)                       138,150              32,179
 * Advance Agro Public Co., Ltd. (Foreign)                              809,000             448,669
   Aeon Thana Sinsap (Thailand) Public Co., Ltd.                         28,500              91,324
   Amarin Plaza Public Co., Ltd. (Foreign)                              523,680              28,914
   Amata Corp. Public Co., Ltd.                                         782,800             227,682
   Asian Property Development Public  Co., Ltd. (Foreign)             1,435,000             148,558
   Bangkok Dusit Medical Services Public Co., Ltd. (Foreign)            250,000              51,454
   Bangkok Expressway Public Co., Ltd. (Foreign)                      1,170,400     $       675,064
   Bangkok Insurance Public Co., Ltd.                                    35,880             212,255
 * Bangkok Land Co., Ltd. (Foreign)                                   4,830,900             111,931
 * Bangkok Rubber Public Co., Ltd. (Foreign)                             14,600                 893
   Banpu Public Co., Ltd. (Foreign)                                     133,600             405,048
   Big C Supercenter Public Co., Ltd. (Foreign)                          87,000              38,386
 * Book Club Finance Public Co., Ltd.                                   157,200              24,992
   Cal-Comp Electronics (Thailand) Public Co., Ltd.                     173,800             139,229
 * Capetronic International (Thailand) Public Co., Ltd. (Foreign)     1,020,399              51,812
   Capital Nomura Securities Public Co., Ltd. (Foreign)                  46,000              86,172
 * Central Paper Industry Public Co., Ltd. (Foreign)                     19,800               1,025
   Central Pattana Public Co., Ltd. (Foreign)                           490,000             107,493
   Central Plaza Hotel Public Co., Ltd. (Foreign)                        79,000              28,625
 * Ch Karnchang Public Co., Ltd. (Foreign)                              797,400             257,479
   Charoong Thai Wire & Cable Public Co., Ltd.                          130,000              29,800
   Compass East Ind-Foreign                                             122,000              24,508
 * DBS Thai Danu Bank Public Co., Ltd. (Foreign)                      1,306,000             101,724
   Dynasty Ceramic Public Co., Ltd.                                     232,500             115,190
 * Eastern Star Real Estate Public Co., Ltd. (Foreign)                1,537,600              20,466
   Eastern Water Resources Development & Management Public
     Co., Ltd. (Foreign)                                                 90,100             111,043
   Fancy Wood Industries Public Co., Ltd.                               260,800              33,106
 * GFPT Public Co., Ltd.                                                 71,400              25,871
   GMM Grammy Public Co., Ltd. (Foreign)                                460,000             179,147
 * Golden Land Property Development Public Co., Ltd. (Foreign)          485,616             114,312
   Hana Microelectronics Public Co., Ltd. (Foreign)                      73,894             227,674
   Hermraj Land & Development Public Co., Ltd.                        3,087,400              75,340
   Home Product Center Public Co., Ltd.                                 417,900              45,117
   ICC International Public Co., Ltd.                                   155,000             135,630
 * International Broadcasting Corp. Public Co., Ltd. (Foreign)          408,170             179,084
 * International Engineering Public Co., Ltd. (Foreign)                  20,000                 503
 * ITV Public Co., Ltd.                                                 254,000              93,912
 * Jasmine International Public Co., Ltd. (Foreign)                   7,000,000             151,836
 * K.R. Precision Public Co., Ltd. (Foreign)                            320,598              18,650
   Kang Yong Electric Public Co., Ltd. (Foreign)                          7,200               9,672
   KCE Electronics Public Co., Ltd. (Foreign)                           204,000              54,809

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
 * Keppel Thai Properties Public Co., Ltd.                                8,360     $           828
   KGI Securities One Public Co., Ltd. (Foreign)                      1,070,446             102,902
   Laguna Resorts & Hotels Public Co., Ltd. (Foreign)                    32,200              41,272
   Loxley Public Co., Ltd. (Foreign)                                    958,120              87,853
   LPN Development Public Co., Ltd. (Foreign)                           340,505              23,668
   MBK Development Public Co., Ltd.                                     114,000             140,498
 * Media of Medias Public Co., Ltd. (Foreign)                             9,100               3,701
   MFC Asset Management Public Co., Ltd. (Foreign)                        5,000               1,972
   MK Real Estate Development Public Co., Ltd. (Foreign)                472,260              26,541
   Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)              9,900              64,910
 * Nakornthai Strip Mill Public Co., Ltd.                             1,902,400              83,936
   Nation Multimedia Group Public Co., Ltd. (Foreign)                   146,259              53,716
   National Finance and Securities Public Co., Ltd. (Foreign)           476,800             173,937
   National Petrochemical Public Co., Ltd. (Foreign)                    447,300             992,285
   Noble Development Public Co., Ltd.                                   260,100              57,700
 * Pacific Assets Public Co., Ltd. (Foreign)                            141,000              20,332
 * Padaeng Industry Public Co., Ltd. (Foreign)                           73,800              25,649
   Patum Rice Mill & Granary Public Co., Ltd. (Foreign)                   5,500               4,338
   Phatra Insurance Public Co., Ltd.                                     10,000              40,424
   Phoenix Pulp and Paper Public Co., Ltd. (Foreign)                     62,800             151,698
 * Prasit Development Public Co., Ltd. (Foreign)                         29,700               1,098
   Quality Houses Public Co., Ltd. (Foreign)                          3,370,500              95,540
   Regional Container Lines Public Co., Ltd.                            482,900             171,402
 * Robinson Department Store Public Co., Ltd. (Foreign)                  18,525               1,827
   Saha Pathana Inter-Holding Public Co., Ltd.                          350,000             114,740
   Saha-Union Public Co., Ltd. (Foreign)                                279,500             141,231
 * Samart Corporation Public Co., Ltd.                                  539,500              94,416
   Sammakorn Public Co., Ltd. (Foreign)                                  75,000               4,770
   Sansiri Public Co., Ltd.                                             780,566             107,744
   Seamico Securities Public Co., Ltd.                                  448,722             111,710
   Serm Suk Public Co., Ltd. (Foreign)                                   10,000               6,039
   Shinawatra Satellite Public Co., Ltd. (Foreign)                      307,400              96,986
   Siam Food Products Public Co., Ltd. (Foreign)                          9,000              17,747
   Siam Industrial Credit Public Co., Ltd.                              352,862              61,318
   Siam Makro Public Co., Ltd. (Foreign)                                136,800             161,854
   Sino-Thai Engineering & Construction Public Co., Ltd.
     (Foreign)                                                          502,100             172,028
   Sri Trang Agro Industry Public Co., Ltd. (Foreign)                    30,496              26,685
   Srithai Superware Public Co., Ltd. (Foreign)                          16,400               2,870
 * Standard Chartered Nakornthon Bank Public Co., Ltd. (Foreign)             54     $         4,392
 * STP & I Public Co., Ltd.                                             138,700               7,453
 * Sun Tech Group Public Co., Ltd. (Foreign)                             27,200               1,877
   Supalai (Forign)                                                     346,000              26,609
   SVI Public Co., Ltd.                                                 122,266              39,781
 * Tanayong Public Co., Ltd. (Foreign)                                  261,000               6,433
   TCJ Motor Public Co., Ltd. (Foreign)                                     730                 828
 * Telecomasia Corp. Public Co., Ltd. (Foreign)                         765,100             115,039
 * Thai Gypsum Public Co., Ltd.                                         650,000             108,146
   Thai Plastic and Chemicals Public Co., Ltd. (Foreign)                 40,500             179,689
   Thai Reinsurance Public Co., Ltd. (Foreign)                          660,300              69,334
   Thai Rung Union Car Public Co., Ltd. (Foreign)                       165,000              62,226
   Thai Stanley Electric (Thailand) Public Co., Ltd. (Foreign)           16,000             103,328
   Thai Vegetable Oil-Foreign                                           482,600             141,556
   Thai Wacoal Public Co., Ltd.                                          78,000              59,601
   Thai-German Ceramic Industry Public Co., Ltd. (Foreign)              361,000              46,271
 * Tipco Asphalt Public Co., Ltd. (Foreign)                              95,200              67,464
   TIPCO Foods (Thailand) Public Co., Ltd.                              147,620              18,557
   TISCO Finance Public Co., Ltd. (Foreign)                             745,900             510,198
 * TPI Polene Public Co., Ltd. (Foreign)                                458,476             367,278
 * TT&T Public Co., Ltd. (Foreign)                                    1,020,000              96,544
 * Tuntex (Thailand) Public Co., Ltd. (Foreign)                         126,728               5,998
 * United Communication Industry Public Co., Ltd. (Foreign)             139,000             150,752
   United Palm Oil Industry Public Co., Ltd.                             21,000              21,093
   Vanachai Group Co-Foreign                                            953,066             253,712
 * Vinythai Public Co., Ltd. (Foreign)                                  861,634             244,239
                                                                                    ---------------
TOTAL COMMON STOCKS
  (Cost $8,462,706)                                                                      11,131,363
                                                                                    ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Bangkok Dusit Medical Services
     Public Co., Ltd. (Foreign) Rights 06/25/04                           8,333                 483
 * Bangkok Land (Foreign) Warrants 2006                                 217,330                   0
 * Ch Karnchang Public Co., Ltd. Warrants 12/06                         125,600              25,541
 * Seamico Securities Public Co., Ltd. (Foreign)
     Warrants 12/02/04                                                   13,680                   0
 * Seamico Securities Public Co., Ltd.
     (Foreign) Warrants 2008                                             98,500              13,596
                                                                                    ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                  39,620
                                                                                    ---------------
TOTAL -- THAILAND
  (Cost $8,462,706)                                                                      11,170,983
                                                                                    ---------------

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
INDONESIA -- (6.0%)
COMMON STOCKS -- (6.0%)
 * PT Apac Centretex Corporation Tbk                                    122,000     $         1,973
 * PT Argha Karya Prima Industry Tbk                                     90,666               7,087
 * PT Artha Graya Investama Sentral Tbk                               4,773,000              51,331
   PT Asahimas Flat Glass Co., Ltd.                                   1,271,000             255,832
   PT Astra Agro Lestari Tbk                                          6,656,000           1,796,401
   PT Astra Graphia Tbk                                               4,549,000             122,740
 * PT Bank NISP Tbk                                                  13,832,920             762,519
 * PT Batu Buana                                                         77,715                 670
   PT Berlian Laju Tanker Tbk                                         7,383,600             734,381
   PT Bhakti Investama Tbk                                            9,031,500             287,573
   PT Branta Mulia Tbk                                                   66,000               5,515
 * PT Budi Acid Jaya Tbk                                              1,449,000              14,106
   PT Charoen Pokphand Indonesia Tbk                                  3,406,500              84,838
 * PT Ciputra Development Tbk                                           161,250               5,133
   PT Citra Marga Nusaphala Persada                                   6,649,500             336,955
 * PT Clipan Finance Indonesia Tbk                                    3,133,000             105,379
   PT Dankos Laboratories Tbk                                         6,022,800             422,518
 * PT Davomas Adabi Tbk                                               4,192,000             266,609
 * PT Dharmala Intiland                                                 277,400               2,247
   PT Dynaplast Tbk                                                   1,038,000             170,675
   PT Enseval Putera Megatrading Tbk                                  6,380,000             279,190
 * PT Eterindo Wahanatama Tbk                                           397,000               6,007
 * PT Ever Shine Textile Tbk                                          4,029,640              40,188
 * PT Gajah Tunggal Tbk                                                 236,000              13,363
 * PT GT Petrochem Industries Tbk                                       918,000              38,324
 * PT Hero Supermarket Tbk                                               33,000               3,563
 * PT Indal Aluminium Industry                                           47,000                 709
   PT Indorama Synthetics Tbk                                         2,211,000             100,411
 * PT Jakarta International Hotel and Development Tbk                   790,000              19,236
 * PT Jaya Real Property                                                393,500              69,968
   PT Kalbe Farma Tbk                                                25,907,600           1,006,919
 * PT Karwell Indonesia                                                 138,000               4,947
 * PT Kawasan Industry Jababeka Tbk                                  43,401,000             375,127
 * PT Keramika Indonesia Assosiasi Tbk                                  100,000               1,887
   PT Komatsu Indonesia Tbk                                             860,000             119,495
   PT Lautan Luas Tbk                                                 1,887,500              46,781
   PT Matahari Putra Prima Tbk Foreign                                2,609,000             140,892
   PT Mayorah Indah                                                   2,473,500             246,923
 * PT Metrodata Electronics Tbk                                       3,981,000              32,219
 * PT Modern Photo Tbk                                                   40,000               2,711
 * PT Mulia Industrindo                                                 542,000              12,836
   PT Mustika Ratu Tbk                                                  723,000              31,199
 * PT Pakuwon Jati Tbk                                                   63,000               2,412
 * PT Panasia Indosyntec Tbk                                             79,000               3,364
   PT Panin Insurance Tbk                                             7,979,000             205,996
 * PT Prasidha Aneka Niaga Tbk                                           84,000                 951
   PT Pudjiadi Prestige, Ltd. Tbk                                        45,500                 920
 * PT Putra Sejahtera Pioneerindo                                        29,000               1,180
 * PT Rig Tenders Indonesia Tbk                                         178,000             133,645
   PT Selamat Semp Tbk                                                1,920,000              50,897
 * PT Semen Cibinong Tbk                                                702,000              23,077
 * PT Sinar Mas Agro Resources and Technology Tbk                        87,792              26,292
   PT Summarecon Agung Tbk                                            6,332,000             307,947
 * PT Sunson Textile Manufacturer Tbk                                   343,000               3,940
 * PT Suparma Tbk                                                     2,400,000              46,495
 * PT Surabaya Agung Industri Pulp & Paper                               64,500                 452
 * PT Surya Dumai Industri Tbk                                        3,298,500     $       121,804
 * PT Suryamas Dutamakmur                                               125,000                 911
   PT Tempo Scan Pacific                                                471,500             353,425
 * PT Texmaco Jaya Tbk                                                   93,000              29,580
   PT Timah Tbk                                                       1,701,000             357,971
 * PT Trias Sentosa Tbk                                               9,198,400             193,523
   PT Trimegah Sec Tbk                                                9,961,000             145,636
   PT Tunas Ridean Tbk                                                1,987,000              72,735
   PT Ultrajaya Milk Industry & Trading Co.                             390,000              16,387
   PT Unggul Indah Corp. Tbk                                             48,239              12,157
 * PT United Tractors                                                 1,128,960             139,780
 * PT Wicaksana Overseas International                                   28,560                 762
                                                                                    ---------------
TOTAL -- INDONESIA
  (Cost $8,401,293)                                                                      10,279,616
                                                                                    ---------------
POLAND -- (4.0%)
COMMON STOCKS -- (4.0%)
 * Amica Wronki SA                                                       18,410             219,619
 * Budimex SA                                                            28,076             346,729
 * Cersanit-Krasnystaw SA                                                22,217             568,274
 * Computerland SA                                                       14,630             454,902
   Debica SA                                                             19,184             660,176
 * Echo Investment SA                                                    19,155             428,928
 * Fabryki Mebli Forte SA                                                39,475             143,989
 * Farmacol SA                                                           39,250             286,331
 * Huta Ferrum SA                                                           309                 522
 * Impexmetal SA                                                         23,067             202,975
   Kroscienskie Huty Szkla Krosno SA                                      2,000              56,629
 * Kutnowskie Zaklady Farmaceutyczne Polfa SA                             3,498             302,773
   Lentex SA                                                             13,464             104,686
 * Mostostal Export SA                                                   42,087              19,028
 * Mostostal Siedlce SA                                                  17,520              60,255
 * Mostostal Warszawa SA                                                 18,600              65,550
 * Mostostal Zabrze Holding SA                                           18,293               5,462
 * Netia Holdings SA                                                     43,672              48,949
 * Ocean Company SA                                                       8,530                 270
 * Optimus Technologie                                                    7,500              20,951
   Orbis SA                                                              25,000             154,918
   Polifarb Cieszyn Wroclaw SA                                           98,435             266,097
   Polska Grupa Farmaceutyczna SA                                        22,323             326,151
 * Prosper SA                                                            12,770              55,559
   Przedsiebiorstwo Farmaceutyczne JELFA SA                              14,330             258,893
 * Przedsiebiorstwo Telekomunikacyjne Szeptel A.S.                       16,774              18,020
   Raciborska Fabryka Kotlow SA                                          37,758             140,498
 * Softbank SA                                                           44,730             247,912
 * Sokolowskie Zaklady Miesne SA                                        217,420             332,796
 * Stalexport SA                                                         11,514               9,582
 * Ster-Projekt SA                                                       20,650              78,855
 * Zaklad Przetworstwa Hutniczego Stalprodukt SA                          8,169             110,536
   Zaklady Metali Lekkich Kety SA                                        19,615             630,654
 * Zaklady Tluszcowe Kruszwica SA                                        23,610             242,897
                                                                                    ---------------
TOTAL -- POLAND
  (Cost $4,254,114)                                                                       6,870,366
                                                                                    ---------------

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------
HUNGARY -- (2.6%)
COMMON STOCKS -- (2.6%)
 * Danubius Hotel & Spa RT                                                58,038     $     1,127,881
   Delmagyarorszagi Aramszolgaltato Demasz RT                             15,581             870,034
 * Fotex First Hungarian-American Photo Service Co.                      749,391             545,350
   Globus Konzervipari RT                                                 92,126             380,252
 * Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)                     67,414             324,636
 * North American Business Industries RT                                  51,024             215,902
 * Pannonplast P.L.C.                                                     39,441             303,215
 * Raba Hungarian Railway Carriage & Machine Works                       143,528             522,670
 * Synergon Information Systems Ltd., Budapest                            30,190              59,952
 * Tiszantuli Aramszolgaltato RT Titasz, Debrecen                          1,801              88,333
 * Zwack Unicum Liqueur Industry & Trading Co., Ltd.                       1,100              39,822
                                                                                    ---------------
TOTAL -- HUNGARY
  (Cost $4,893,648)                                                                       4,478,047
                                                                                    ---------------

PHILIPPINES -- (2.4%)
COMMON STOCKS -- (2.4%)
   Alaska Milk Corp.                                                  1,404,000              74,143
 * Bacnotan Consolidated Industries, Inc.                               122,234              21,867
 * Bankard, Inc.                                                        412,000               6,731
 * Belle Corp.                                                       20,937,000             183,716
 * C & P Homes, Inc.                                                  6,477,000              19,714
 * Digital Telecommunications (Philippines), Inc.                    20,973,000             243,553
   EDSA Properties Holdings, Inc.                                     1,759,970              15,585
 * EEI Corp.                                                          1,108,000               5,666
 * Fil-Estate Land, Inc.                                              3,170,700              14,823
 * Filinvest Development Corp.                                        4,664,500              78,854
 * Filinvest Land, Inc.                                              25,798,050             479,740
 * First E-Bank Corp.                                                    77,000               1,033
   Ginebra San Miguel, Inc.                                           1,065,200             551,888
 * Global Equities, Inc.                                                886,462                 799
 * House of Investments, Inc.                                           732,000               4,714
   International Container Terminal Services, Inc.                    4,593,837             250,777
 * Ionics, Inc.                                                         769,825              16,360
 * iVantage Corp.                                                       593,400               3,985
   Keppel Philippines Marine, Inc.                                      610,000               2,946
 * Lepanto Consolidated Mining Co. Series B                           1,925,000               8,446
 * Mabuhay Holdings Corp.                                               516,000               1,200
 * Macroasia Corp.                                                    2,237,500              22,615
 * Manila Jockey Club, Inc.                                              65,311               8,763
 * Megaworld Properties & Holdings, Inc.                             21,843,500             438,408
 * Metro Pacific Corp.                                               45,763,860             213,325
 * Negros Navigation Co., Inc.                                           31,100                 206
 * Philex Mining Corp. Series B                                         150,000                 965
 * Philippine Bank of Communications                                     14,726              22,392
 * Philippine National Bank                                             929,975             396,208
 * Philippine National Construction Corp.                               173,000              10,058
   Philippine Savings Bank                                              317,212             153,215
 * Picop Resources, Inc.                                              1,125,000                 725
 * Pilipino Telephone Corp.                                           1,692,000     $        53,833
 * Prime Orion Philippines, Inc.                                      2,920,000               8,346
   Republic Glass Holding Corp.                                         507,500              15,161
 * RFM Corp.                                                          2,378,934              27,054
   Robinson's Land Corp. Series B                                     3,402,000             108,328
   Security Bank Corp.                                                  320,842              96,127
   SM Development Corp.                                               4,971,000              94,492
   Soriano (A.) Corp.                                                 3,430,211              56,489
   Union Bank of the Philippines                                         47,500              19,546
 * United Paragon Mining Corp.                                          322,500                 519
 * Universal Rightfield Property Holdings, Inc.                       1,062,000                 532
   Universal Robina Corp.                                             3,158,100             378,318
 * Urban Bank, Inc.                                                       5,658                  53
 * Victorias Milling Co., Inc.                                          139,680               2,174
 * Vitarich Corp.                                                       176,000                 819
                                                                                    ---------------
TOTAL -- PHILIPPINES
  (Cost $6,291,017)                                                                       4,115,211
                                                                                    ---------------
ARGENTINA -- (1.3%)
COMMON STOCKS -- (1.2%)
 * Acindar Industria Argentina de Aceros SA Series B                    459,031             442,533
 * Alpargatas SA Industrial y Comercial                                   1,007                 502
 * Banco del Sud Sociedad Anonima Series B                               89,000              78,651
 * Banco Suquia SA                                                       76,789              12,215
 * Capex SA Series A                                                     26,370              26,905
 * Celulosa Argentina SA Series B                                         6,375               4,609
 * Central Costanera SA Series B                                         50,000              63,949
 * Central Puerto SA Series B                                            61,000              31,364
 * CINBA SA (Cia de Bebidao y Alimentos)                                 15,000               7,809
   Cresud SA Comercial Industrial Financiera y Agropecuaria             155,401             154,810
   DYCASA SA (Dragados y Construcciones Argentina) Series B              23,052              19,483
 * Ferrum SA de Ceramica y Metalurgica Series B                          25,200              25,104
 * Fiplasto SA Comercial y Industrial Series B                            6,000               4,589
 * Garovaglio y Zorraquin SA                                             14,160               1,957
 * Importadora y Exportadora de la Patagonia Series B                    11,500              48,782
 * Introductora de Buenos Aires SA Series A                               9,832               6,161
 * IRSA Inversiones y Representaciones SA                               306,635             214,813
 * Juan Minetti SA                                                      131,531             134,412
 * Ledesma S.A.A.I.                                                     387,128             223,929
 * Polledo SA Industrial y Constructora y Financiera                     88,891              13,397
 * Quimica Estrella SA Series B                                          27,200               9,178
 * Renault Argentina SA                                                 624,451              98,328
 * Sol Petroleo SA                                                       50,662               8,303
   Solvay Indupa S.A.I.C.                                               370,500             307,178
                                                                                    ---------------
TOTAL COMMON STOCKS
  (Cost $2,583,593)                                                                       1,938,961
                                                                                    ---------------

                                                                         SHARES              VALUE+
                                                                ---------------     ---------------

INVESTMENT IN CURRENCY -- (0.1%)
 * Argentine Peso
     (Cost $214,576)                                                                $       215,240
                                                                                    ---------------
PREFERRED STOCKS -- (0.0%)
 * Quimica Estrella New Preferred Shares
     (Cost $3,163)                                                        3,260                 974
                                                                                    ---------------
TOTAL -- ARGENTINA
  (Cost $2,801,332)                                                                       2,155,175
                                                                                    ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                ---------------
                                                                     (000)
TEMPORARY CASH INVESTMENTS -- (1.7%)
 Repurchase Agreement, PNC Capital Markets, Inc. 0.89%,
   06/01/04 (Collateralized by $2,900,000 FHLB Notes 3.375%,
   06/15/04, valued at $2,947,125) to be repurchased at
   $2,903,287
   (Cost $2,903,000)                                            $         2,903           2,903,000
                                                                                    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $155,034,957)++                                                             $   171,352,129
                                                                                    ===============

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities.
++  The cost for federal income tax purposes is $155,035,503.

                 See accompanying Notes to Financial Statements.

                   THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                     FACE
                                                                    AMOUNT@                  VALUE+
                                                                ---------------     ---------------
                                                                     (000)
UNITED STATES -- (59.8%)
AGENCY OBLIGATIONS -- (44.7%)
Federal Farm Credit Bank
    1.760%, 09/22/05                                            $        13,000     $    12,914,174
    2.625%, 12/15/05                                                      5,225           5,235,894
    1.850%, 03/03/06                                                    131,935         130,062,578
    2.500%, 03/15/06                                                      9,125           9,091,201
Federal Home Loan Bank
    2.125%, 11/15/05                                                     29,300          29,164,458
    2.500%, 11/15/05                                                     15,500          15,517,515
    2.250%, 12/15/05                                                     47,000          46,833,526
    2.500%, 12/15/05                                                      8,000           8,001,680
    2.000%, 02/13/06                                                     66,000          65,304,096
    2.250%, 05/15/06                                                     13,000          12,860,874
Federal Home Loan Mortgage Corporation
    5.250%, 01/15/06                                                     25,000          26,076,550
    1.875%, 02/15/06                                                     76,000          75,151,916
    2.375%, 04/15/06                                                     10,000           9,951,850
    2.125%, 11/15/05                                                     49,000          48,824,874
Federal National Mortgage Association
    2.875%, 10/15/05                                                     25,000          25,176,125
    6.000%, 12/15/05                                                      7,500           7,899,293
    2.000%, 01/15/06                                                     54,000          53,533,764
    5.500%, 02/15/06                                                     49,000          51,321,179
    2.125%, 04/15/06                                                     28,000          27,688,640
    2.250%, 05/15/06                                                      9,000           8,898,237
                                                                                    ---------------
TOTAL AGENCY OBLIGATIONS
  (Cost $676,442,377)                                                                   669,508,424
                                                                                    ---------------
BONDS -- (15.1%)
Bayerische Landesbank
    2.500%, 04/28/06                                                     42,400          41,857,068
Citigroup, Inc.
    6.750%, 12/01/05                                                     37,025          39,290,634
General Electric Capital Corp.
    2.000%, 01/30/06                                                     30,000          29,654,790
    2.850%, 01/30/06                                                      3,000           3,008,475
    5.350%, 03/30/06                                                      4,000           4,178,900
KFW International Finance, Inc.
    2.500%, 10/17/05                                                     31,000          31,141,794
Toyota Motor Credit Corp.
    2.070%, 10/31/05                                                     32,000          32,024,576
    4.050%, 01/26/06                                                      4,000           4,086,800
Wells Fargo & Co.
    7.250%, 08/24/05                                                     32,380          34,290,452
    6.125%, 02/15/06                                                      5,500           5,816,140
                                                                                    ---------------
TOTAL BONDS
  (Cost $226,895,340)                                                                   225,349,629
                                                                                    ---------------
TOTAL -- UNITED STATES
  (Cost $903,337,717)                                                                   894,858,053
                                                                                    ---------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (14.7%)
BONDS -- (14.7%)
African Development Bank
    3.250%, 07/29/05                                            $        20,000     $    20,229,780
Asian Development Bank
    2.375%, 03/15/06                                                      9,400           9,395,761
Council of Europe Social Development Fund
    4.875%, 10/27/05                                                     31,500          32,565,330
European Investment Bank
    5.625%, 01/24/06                                                     25,700          26,997,876
    5.250%, 02/01/06                                                      5,000           5,221,000
Inter-American Development Bank
    6.125%, 03/08/06                                                     41,800          44,341,440
Nordic Investment Bank
    2.750%, 01/11/06                                                     42,500          42,602,297
World Bank (International Bank for Reconstruction &
  Development) Corporate Bonds
    5.000%, 11/04/05                                                     37,500          38,846,250
                                                                                    ---------------
TOTAL -- SUPRANATIONAL ORGANIZATION OBLIGATIONS
  (Cost $222,137,169)                                                                   220,199,734
                                                                                    ---------------
CANADA -- (5.3%)
BONDS -- (5.3%)
Canada (Government of)
    6.375%, 07/21/05                                                     16,000          16,787,200
Export Development Corp.
    2.750%, 12/12/05                                                      8,600           8,654,808
Manitoba, Province of
    2.750%, 01/17/06                                                     10,000          10,052,830
Ontario, Province of
    6.000%, 02/21/06                                                     42,000          44,201,934
                                                                                    ---------------
TOTAL BONDS
  (Cost $80,720,026)                                                                     79,696,772
                                                                                    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
*Canadian Dollars
  (Cost $367)                                                                                   382
                                                                                    ---------------
TOTAL -- CANADA
  (Cost $80,720,393)                                                                     79,697,154
                                                                                    ---------------
NETHERLANDS -- (4.8%)
BONDS -- (4.8%)
Bank Nederlandse Gemeenten
    4.375%, 12/30/05                                                     37,500          38,545,500
Nederlandse Waterschapsbank NV
    5.000%, 09/19/05                                                     21,819          22,549,937
    4.250%, 12/28/05                                                     10,000          10,267,000
                                                                                    ---------------
TOTAL -- NETHERLANDS
  (Cost $71,931,831)                                                                     71,362,437
                                                                                    ---------------

                                                                     FACE
                                                                    AMOUNT@                  VALUE+
                                                                ---------------     ---------------
                                                                     (000)
SWEDEN -- (4.8%)
BONDS -- (4.8%)
Sweden (Kingdom of)
    4.375%, 12/20/05                                            $        39,500     $    40,712,650
Swedish Export Credit Corp.
    3.000%, 09/30/05                                                     30,000          30,243,900
                                                                                    ---------------
TOTAL -- SWEDEN
  (Cost $71,432,251)                                                                     70,956,550
                                                                                    ---------------
GERMANY -- (3.5%)
BONDS -- (3.5%)
Landesbank Baden-Wuerttemberg
    7.000%, 10/05/05                                                     10,000          10,599,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
    4.500%, 12/30/05                                                      7,000           7,213,500
Landwirtschaftliche Rentenbank
    5.000%, 09/19/05                                                     15,000          15,502,500
    6.625%, 12/08/05                                                     18,500          19,641,450
                                                                                    ---------------
TOTAL -- GERMANY
  (Cost $53,165,203)                                                                     52,956,450
                                                                                    ---------------
SPAIN -- (2.6%)
BONDS -- (2.6%)
Instituto de Credito Oficial
    2.750%, 12/05/05                                                     17,000          17,076,330
    2.375%, 04/18/06                                                     22,000          21,876,140
                                                                                    ---------------
TOTAL -- SPAIN
  (Cost $39,085,523)                                                                     38,952,470
                                                                                    ---------------
UNITED KINGDOM -- (1.4%)
BONDS -- (1.4%)
BP Capital Markets P.L.C.
    4.625%, 12/12/05                                                      5,000           5,157,500
Landesbank Baden-Wuerttemberg Capital Markets PLC
    5.500%, 02/23/06                                            $        15,000     $    15,694,500
                                                                                    ---------------
TOTAL -- UNITED KINGDOM
  (Cost $21,062,029)                                                                     20,852,000
                                                                                    ---------------
FINLAND -- (1.4%)
BONDS -- (1.4%)
Republic of Finland
    5.875%, 02/27/06                                                     19,500          20,593,033
                                                                                    ---------------
FRANCE -- (1.1%)
BONDS -- (1.1%)
ELF Aquitaine SA Medium Term Notes
    7.000%, 10/05/05                                                     16,000          16,948,800
                                                                                    ---------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
*Euro Currency
  (Cost $1,432)                                                                               1,903
                                                                                    ---------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
Repurchase Agreement, PNC Capital
  Markets, Inc. 0.89%, 06/01/04
  (Collateralized by $9,558,000 FNMA
  Discount Notes 0.96%, 06/16/04,
  valued at $9,553,221) to be
  repurchased at $9,412,931
  (Cost $9,412,000)                                                       9,412           9,412,000
                                                                                    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,510,208,671)++                                                           $ 1,496,790,584
                                                                                    ===============

----------
 +  See Note B to Financial Statements.
 @  Denominated in local currency or the Euro.
 *  Non-Income Producing Securities.
++  The cost for federal income tax purposes is $1,510,208,671.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

                                                                                              THE U.S.        THE U.S.
                                                                                               LARGE         LARGE CAP
                                                                                              COMPANY          VALUE
                                                                                               SERIES          SERIES
                                                                                            ------------    ------------
ASSETS:
Investments at Value (including $390,011 and $459,183 of securities on loan, respectively)  $  3,719,940    $   3,662,375
Cash                                                                                               3,729                1
Receivables:
  Investment Securities Sold                                                                          --              605
  Dividends, Interest, and Tax Reclaims                                                            5,142            5,373
  Securities Lending Income                                                                           17               20
  Fund Shares Sold                                                                                 1,653            3,543
Prepaid Expenses and Other Assets                                                                     24               13
                                                                                            ------------    -------------
    Total Assets                                                                               3,730,505        3,671,930
                                                                                            ------------    -------------
LIABILITIES:
Payables:
  Collateral on Securities Loaned                                                                402,677          474,214
  Investment Securities Purchased                                                                     --           21,826
  Fund Shares Redeemed                                                                             2,119               96
  Payable for Future Margin Variation                                                                139               --
Accrued Expenses and Other Liabilities                                                               338              458
                                                                                            ------------    -------------
    Total Liabilities                                                                            405,273          496,594
                                                                                            ------------    -------------
NET ASSETS                                                                                  $  3,325,232    $   3,175,336
                                                                                            ============    =============
SHARES OUTSTANDING $.01 PAR VALUE                                                                    N/A      188,406,260
                                                                                            ============    =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                             N/A    $       16.85
                                                                                            ============    =============
Investments at Cost                                                                         $  3,054,407    $   3,112,874
                                                                                            ============    =============

                                                                                              THE U.S.         THE DFA
                                                                                               SMALL        INTERNATIONAL
                                                                                                CAP            VALUE
                                                                                               SERIES          SERIES
                                                                                            ------------    -------------
ASSETS:
Investments at Value (including $116,349 and $419,174 of securities on loan, respectively)  $  1,873,221    $   2,449,899
Cash                                                                                                   1               15
Receivables:
   Investment Securities Sold                                                                      6,981            3,463
   Dividends, Interest, and Tax Reclaims                                                             794            8,315
   Securities Lending Income                                                                          66              371
   Fund Shares Sold                                                                                1,923              812
Prepaid Expenses and Other Assets                                                                     15               13
                                                                                            ------------    -------------
    Total Assets                                                                               1,883,001        2,462,888
                                                                                            ------------    -------------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                                                               123,459          442,002
   Investment Securities Purchased                                                                12,887            3,476
   Fund Shares Redeemed                                                                               --              335
   Due to Advisor                                                                                     43              324
Accrued Expenses and Other Liabilities                                                               127              219
                                                                                            ------------    -------------
    Total Liabilities                                                                            136,516          446,356
                                                                                            ------------    -------------
NET ASSETS                                                                                  $  1,746,485    $   2,016,532
                                                                                            ============    =============
SHARES OUTSTANDING $.01 PAR VALUE                                                            120,164,188      144,560,171
                                                                                            ============    =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                    $      14.53    $       13.95
                                                                                            ============    =============
Investments at Cost                                                                         $  1,663,626    $   2,082,685
                                                                                            ============    =============

                 See accompanying Notes to Financial Statements.

                                                                  THE          THE         THE UNITED       THE
                                                               JAPANESE     PACIFIC RIM     KINGDOM     CONTINENTAL
                                                                 SMALL         SMALL         SMALL         SMALL
                                                                COMPANY       COMPANY       COMPANY       COMPANY
                                                                SERIES         SERIES        SERIES        SERIES
                                                              -----------   -----------   -----------   -----------
ASSETS:
Investments at Value (including $101,833, $14,580, $0,
   and $102,476 of securities on loan, respectively)          $   544,495   $   205,501   $   273,672   $   661,841
Cash                                                                   16            16            15            15
Receivables:
   Investment Securities Sold                                          --            60           297         1,176
   Dividends, Interest, and Tax Reclaims                            3,087           421         1,156         2,111
   Securities Lending Income                                          120            26            --           119
   Fund Shares Sold                                                    43             7           910             4
Prepaid Expenses and Other Assets                                       2             1             2             2
                                                              -----------   -----------   -----------   -----------
    Total Assets                                                  547,763       206,032       276,052       665,268
                                                              -----------   -----------   -----------   -----------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                                109,273        19,379            --       107,734
   Investment Securities Purchased                                  4,033         2,489           194           147
   Fund Shares Redeemed                                                13            --            --            40
   Due to Advisor                                                      35            15            22            45
Accrued Expenses and Other Liabilities                                 72            49            60            87
                                                              -----------   -----------   -----------   -----------
    Total Liabilities                                             113,426        21,932           276       108,053
                                                              -----------   -----------   -----------   -----------
NET ASSETS                                                    $   434,337   $   184,100   $   275,776   $   557,215
                                                              ===========   ===========   ===========   ===========
SHARES OUTSTANDING $.01 PAR VALUE                                     N/A           N/A           N/A           N/A
                                                              ===========   ===========   ===========   ===========
NET ASSET VALUE , OFFERING AND REDEMPTION
   PRICE PER SHARE                                                    N/A           N/A           N/A           N/A
                                                              ===========   ===========   ===========   ===========
Investments at Cost                                           $   602,564   $   228,420   $   208,866   $   498,966
                                                              ===========   ===========   ===========   ===========

                                                         THE           THE EMERGING        THE DFA
                                                       EMERGING          MARKETS        TWO-YEAR GLOBAL
                                                       MARKETS          SMALL CAP        FIXED INCOME
                                                        SERIES            SERIES            SERIES
                                                    --------------    --------------    ---------------
ASSETS:
Investments at Value                                $      792,644    $      171,352    $    1,496,791
Cash                                                            16               757                16
Receivables:
   Investment Securities Sold                                   15                35            23,109
   Dividends, Interest, and Tax Reclaims                     1,951               369            18,709
   Fund Shares Sold                                            487               264             1,333
Prepaid Expenses and Other Assets                                4                 1                 7
                                                    --------------    --------------    --------------
    Total Assets                                           795,117           172,778         1,539,965
                                                    --------------    --------------    --------------
LIABILITIES:
Payables:
   Investment Securities Purchased                           5,461               801            21,938
   Fund Shares Redeemed                                         --                --                --
   Due to Advisor                                               51                28                63
Deferred Thailand Capital Gains Tax                          3,275               665                --
Deferred Chilean Repatriation Tax                               26                --                --
Accrued Expenses and Other Liabilities                         180                60               108
                                                    --------------    --------------    --------------
    Total Liabilities                                        8,993             1,554            22,109
                                                    --------------    --------------    --------------
NET ASSETS                                          $      786,124    $      171,224    $    1,517,856
                                                    ==============    ==============    ==============
SHARES OUTSTANDING $.01 PAR VALUE                              N/A               N/A       151,720,843
                                                    ==============    ==============    ==============
NET ASSET VALUE , OFFERING AND REDEMPTION
   PRICE PER SHARE                                             N/A               N/A    $        10.00
                                                    ==============    ==============    ==============
Investments at Cost                                 $      651,112    $      155,035    $    1,510,205
                                                    ==============    ==============    ==============

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                         THE U.S.      THE U.S.
                                                                          LARGE       LARGE CAP
                                                                         COMPANY        VALUE
                                                                          SERIES        SERIES
                                                                        ----------    ----------
INVESTMENT INCOME
   Dividends                                                            $   26,657    $   23,072
   Interest                                                                    266           173
   Income from Securities Lending                                              171           174
                                                                        ----------    ----------
        Total Investment Income                                             27,094        23,419
                                                                        ----------    ----------
EXPENSES
   Investment Advisory Services                                                408         1,467
   Accounting & Transfer Agent Fees                                            244           444
   Custodian Fees                                                               56           139
   Legal Fees                                                                   13            10
   Audit Fees                                                                   21            19
   S&P 500 Fees                                                                 38            --
   Shareholders' Reports                                                        28            25
   Trustees' Fees and Expenses                                                  29            15
   Other                                                                        30            33
                                                                        ----------    ----------
        Total Expenses                                                         867         2,152
                                                                        ----------    ----------
   NET INVESTMENT INCOME (LOSS)                                             26,227        21,267
                                                                        ----------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                   (2,018)       22,742
   Net Realized Gain (Loss) on Futures                                       8,199            --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities                                                 172,722       206,595
     Futures                                                                (1,635)           --
                                                                        ----------    ----------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                177,268       229,337
                                                                        ----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $  203,495    $  250,604
                                                                        ==========    ==========

                 See accompanying Notes to Financial Statements.

                                                                                   THE U.S.        THE DFA
                                                                                    SMALL       INTERNATIONAL
                                                                                     CAP            VALUE
                                                                                    SERIES         SERIES
                                                                                  ----------    -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0 and $3,065, respectively)       $    6,892    $      27,015
   Interest                                                                              104              115
   Income from Securities Lending                                                        462            1,369
                                                                                  ----------    -------------
        Total Investment Income                                                        7,458           28,499
                                                                                  ----------    -------------
EXPENSES
   Investment Advisory Services                                                          244            1,881
   Accounting & Transfer Agent Fees                                                      251              483
   Custodian Fees                                                                         79              290
   Legal Fees                                                                              5                6
   Audit Fees                                                                             11                7
   Shareholders' Reports                                                                  14               11
   Trustees' Fees and Expenses                                                             8                4
   Other                                                                                  19               27
                                                                                  ----------    -------------
        Total Expenses                                                                   631            2,709
                                                                                  ----------    -------------
   NET INVESTMENT INCOME (LOSS)                                                        6,827           25,790
                                                                                  ----------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES AND
   FOREIGN CURRENCY

   Net Realized Gain (Loss) on Investment Securities Sold                             42,483           50,698
   Net Realized Gain (Loss) on Foreign Currency Transactions                              --                4
   Change in Unrealized Appreciation (Depreciation) of Investment Securities
     and Foreign Currency                                                             22,170          134,458
   Translation of Foreign Currency Denominated Amounts                                    --             (180)
                                                                                  ----------    -------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                      64,653          184,980
                                                                                  ----------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $   71,480    $     210,770
                                                                                  ==========    =============

                 See accompanying Notes to Financial Statements.

                                                                                  THE          THE UNITED         THE
                                                              THE JAPANESE    PACIFIC RIM        KINGDOM      CONTINENTAL
                                                                  SMALL          SMALL            SMALL          SMALL
                                                                 COMPANY        COMPANY          COMPANY        COMPANY
                                                                  SERIES         SERIES          SERIES         SERIES
                                                              ------------    ------------    ------------    ------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $262, $93, $349 and $1,233, respectively)                $      3,501    $      3,523    $      3,415    $      7,595
   Interest                                                             40              19              22              44
   Income from Securities Lending                                      675             153              --             582
                                                              ------------    ------------    ------------    ------------
        Total Investment Income                                      4,216           3,695           3,437           8,221
                                                              ------------    ------------    ------------    ------------
EXPENSES
   Investment Advisory Services                                        191              91             125             259
   Accounting & Transfer Agent Fees                                    222             117             162             265
   Custodian Fees                                                      100             103              51             169
   Legal Fees                                                            1               1               1               2
   Audit Fees                                                            2               1               1               3
   Shareholders' Reports                                                 3              --               2               4
   Trustees' Fees and Expenses                                           2               1               1               3
   Other                                                                12               3               8              18
                                                              ------------    ------------    ------------    ------------
        Total Expenses                                                 533             315             351             723
                                                              ------------    ------------    ------------    ------------
   NET INVESTMENT INCOME (LOSS)                                      3,683           3,380           3,086           7,498
                                                              ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment
     Securities Sold                                                  (787)          6,588           2,115           4,979
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                       51              35             (73)             (6)
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities and Foreign Currency                     74,747          (8,333)         24,616          43,996
   Translation of Foreign Currency Denominated
     Amounts                                                          (150)              4              16               9
                                                              ------------    ------------    ------------    ------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                               73,861          (1,706)         26,674          48,978
                                                              ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                            $     77,544    $      1,674    $     29,760    $     56,476
                                                              ============    ============    ============    ============

                See accompanying Notes to Financial Statements.

                                                                                         THE
                                                                           THE         EMERGING        THE DFA
                                                                         EMERGING       MARKETS    TWO-YEAR GLOBAL
                                                                          MARKETS      SMALL CAP    FIXED INCOME
                                                                          SERIES        SERIES         SERIES
                                                                        ----------    ----------   ---------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $1,516, $211, $0 and
     $0, respectively)                                                  $   11,067    $    1,824              --
   Interest                                                                     69            20    $     12,606
                                                                        ----------    ----------    ------------
        Total Investment Income                                             11,136         1,844          12,606
                                                                        ----------    ----------    ------------
EXPENSES
   Investment Advisory Services                                                378           151             342
   Accounting & Transfer Agent Fees                                            332            98             350
   Custodian Fees                                                              437           171              55
   Legal Fees                                                                    2             1               4
   Audit Fees                                                                    5             1               8
   Shareholders' Reports                                                         7             2              12
   Trustees' Fees and Expenses                                                   4             1              11
   Other                                                                        26             8              12
                                                                        ----------    ----------    ------------
        Total Expenses                                                       1,191           433             794
                                                                        ----------    ----------    ------------
   NET INVESTMENT INCOME (LOSS)                                              9,945         1,411          11,812
                                                                        ----------    ----------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                    2,133         7,538           1,562
   Net Realized Gain (Loss) on Foreign Currency Transactions                  (575)           62              --
   Change in Unrealized Appreciation (Depreciation) of Investment
     Securities and Foreign Currency                                        43,011        (2,301)         (9,700)
   Translation of Foreign Currency Denominated Amounts                         (59)          (10)             --
   Deferred Thailand Capital Gains Tax                                        (584)          274              --
                                                                        ----------    ----------    ------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY            43,926         5,563          (8,138)
                                                                        ----------    ----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $   53,871    $    6,974    $      3,674
                                                                        ==========    ==========    ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                              THE U.S.                      THE U.S.
                                                                            LARGE COMPANY               LARGE CAP VALUE
                                                                               SERIES                       SERIES
                                                                    ---------------------------   ---------------------------
                                                                     SIX MONTHS       YEAR         SIX MONTHS       YEAR
                                                                        ENDED         ENDED           ENDED         ENDED
                                                                       MAY 31,       NOV. 30,        MAY 31,       NOV. 30,
                                                                        2004           2003           2004           2003
                                                                    ------------   ------------   ------------   ------------
                                                                     (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                     $     26,227   $     45,762   $     21,267   $     31,384
   Net Realized Gain (Loss) on Investment Securities Sold                 (2,018)      (137,474)        22,742        (48,309)
   Net Realized Gain (Loss) on Futures                                     8,199          9,903             --             --
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency                         172,722        447,952        206,595        415,785
      Futures                                                             (1,635)        (3,012)            --             --
                                                                    ------------   ------------   ------------   ------------
   Net Increase (Decrease) in Net Assets Resulting from Operations       203,495        363,131        250,604        398,860
                                                                    ------------   ------------   ------------   ------------
Distributions From:
   Net Investment Income                                                      --             --        (11,755)       (31,464)
   Net Short-Term Gains                                                       --             --             --             --
   Net Long-Term Gains                                                        --             --             --             --
                                                                    ------------   ------------   ------------   ------------
    Total Distributions                                                       --             --        (11,755)       (31,464)
                                                                    ------------   ------------   ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                                              --             --        437,618        495,839
   Shares Issued in Lieu of Cash Distributions                                --             --         11,311         31,027
   Shares Redeemed                                                            --             --        (23,104)      (121,409)
                                                                    ------------   ------------   ------------   ------------
   Net Increase (Decrease) from Capital Share Transactions                    --             --        425,825        405,457
                                                                    ------------   ------------   ------------   ------------
Transactions in Interest:
   Contributions                                                         309,693        547,508             --             --
   Withdrawals                                                          (188,953)      (533,199)            --             --
                                                                    ------------   ------------   ------------   ------------
   Net Increase (Decrease) from Transactions in Interest                 120,740         14,309             --             --
                                                                    ------------   ------------   ------------   ------------
    Total Increase (Decrease)                                            324,235        377,440        664,674        772,853
NET ASSETS

   Beginning of Period                                                 3,000,997      2,623,557      2,510,662      1,737,809
                                                                    ------------   ------------   ------------   ------------
   End of Period                                                    $  3,325,232   $  3,000,997   $  3,175,336   $  2,510,662
                                                                    ============   ============   ============   ============

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                                             N/A            N/A         26,167         36,572
   Shares Issued in Lieu of Cash Distributions                                                             682          2,270
   Shares Redeemed                                                                                      (1,402)        (9,461)
                                                                                                  ------------   ------------
                                                                                                        25,447         29,381
                                                                                                  ============   ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                              THE U.S.                       THE DFA
                                                                              SMALL CAP                  INTERNATIONAL
                                                                               SERIES                     VALUE SERIES
                                                                    ---------------------------   ---------------------------
                                                                     SIX MONTHS       YEAR         SIX MONTHS       YEAR
                                                                        ENDED         ENDED          ENDED          ENDED
                                                                       MAY 31,       NOV. 30,        MAY 31,       NOV. 30,
                                                                        2004           2003           2004           2003
                                                                    ------------   ------------   ------------   ------------
                                                                     (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                     $      6,827   $      8,625   $     25,790   $     31,730
   Net Realized Gain (Loss) on Investment Securities Sold                 42,483         11,512         50,698         (3,540)
   Net Realized Gain (Loss) on Foreign Currency Transactions                  --             --              4            205
   Change in Unrealized Appreciation (Depreciation) of
    Investment Securities and Foreign Currency                            22,170        370,338        134,458        379,196
   Translation of Foreign Currency Denominated Amounts                        --             --           (180)           114
                                                                    ------------   ------------   ------------   ------------
   Net Increase (Decrease) in Net Assets Resulting from Operations        71,480        390,475        210,770        407,705
                                                                    ------------   ------------   ------------   ------------
Distributions From:
   Net Investment Income                                                  (2,129)        (8,820)        (7,625)       (30,082)
   Net Short-Term Gains                                                     (639)            --             --             --
   Net Long-Term Gains                                                        --             --             --         (1,177)
                                                                    ------------   ------------   ------------   ------------
    Total Distributions                                                   (2,768)        (8,820)        (7,625)       (31,259)
                                                                    ------------   ------------   ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                                         415,250        397,476        292,065        542,740
   Shares Issued in Lieu of Cash Distributions                             2,549          8,584          7,625         31,258
   Shares Redeemed                                                      (208,512)      (171,130)       (91,081)      (471,133)
                                                                    ------------   ------------   ------------   ------------
   Net Increase (Decrease) from Capital Share Transactions               209,287        234,930        208,609        102,865
                                                                    ------------   ------------   ------------   ------------
    Total Increase (Decrease)                                            277,999        616,585        411,754        479,311
NET ASSETS
   Beginning of Period                                                 1,468,486        851,901      1,604,778      1,125,467
                                                                    ------------   ------------   ------------   ------------
   End of Period                                                    $  1,746,485   $  1,468,486   $  2,016,532   $  1,604,778
                                                                    ============   ============   ============   ============
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                                          28,514         34,897         21,290         53,795
   Shares Issued in Lieu of Cash Distributions                               183            658            583          2,986
   Shares Redeemed                                                       (14,671)       (15,197)        (6,742)       (47,941)
                                                                    ------------   ------------   ------------   ------------
                                                                          14,026         20,358         15,131          8,840
                                                                    ============   ============   ============   ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                            THE JAPANESE            THE PACIFIC RIM
                                                           SMALL COMPANY             SMALL COMPANY
                                                               SERIES                   SERIES
                                                      -----------------------   -----------------------
                                                      SIX MONTHS     YEAR       SIX MONTHS      YEAR
                                                         ENDED       ENDED        ENDED         ENDED
                                                        MAY 31,     NOV. 30,      MAY 31,      NOV. 30,
                                                         2004         2003         2004         2003
                                                      ----------   ----------   ----------   ----------
                                                      (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                       $    3,683   $    3,245   $    3,380   $    4,147
   Net Realized Gain (Loss) on Investment
    Securities Sold                                         (787)     (18,120)       6,588         (436)
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                              51           54           35           18
   Change in Unrealized Appreciation
    (Depreciation) of Investment Securities
    and Foreign Currency                                  74,747      101,101       (8,333)      56,281
   Translation of Foreign Currency
    Denominated Amounts                                     (150)          16            4            4
                                                      ----------   ----------   ----------   ----------
   Net Increase (Decrease) in Net Assets Resulting
    from Operations                                       77,544       86,296        1,674       60,014
                                                      ----------   ----------   ----------   ----------
Transactions in Interest:
   Contributions                                          77,473       53,153       31,319       25,155
   Withdrawals                                            (4,379)     (50,797)      (5,658)     (50,041)
                                                      ----------   ----------   ----------   ----------
   Net Increase (Decrease) from Transactions
    in Interest                                           73,094        2,356       25,661      (24,886)
                                                      ----------   ----------   ----------   ----------
    Total Increase (Decrease)                            150,638       88,652       27,335       35,128
NET ASSETS
   Beginning of Period                                   283,699      195,047      156,765      121,637
                                                      ----------   ----------   ----------   ----------
   End of Period                                      $  434,337   $  283,699   $  184,100   $  156,765
                                                      ==========   ==========   ==========   ==========

                                                        THE UNITED KINGDOM          THE CONTINENTAL
                                                           SMALL COMPANY             SMALL COMPANY
                                                               SERIES                    SERIES
                                                      -----------------------   -----------------------
                                                      SIX MONTHS     YEAR       SIX MONTHS     YEAR
                                                         ENDED       ENDED         ENDED       ENDED
                                                        MAY 31,     NOV. 30,      MAY 31,     NOV. 30,
                                                         2004         2003         2004         2003
                                                      ----------   ----------   ----------   ----------
                                                      (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                       $    3,086   $    3,789   $    7,498   $    7,753
   Net Realized Gain (Loss) on Investment
    Securities Sold                                        2,115       (1,016)       4,979       12,045
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                             (73)          30           (6)         315
   Change in Unrealized Appreciation
    (Depreciation) of Investment Securities
    and Foreign Currency                                  24,616       42,580       43,996      120,867
   Translation of Foreign Currency
    Denominated Amounts                                       16            5            9           69
                                                      ----------   ----------   ----------   ----------
   Net Increase (Decrease) in Net Assets Resulting
    from Operations                                       29,760       45,388       56,476      141,049
                                                      ----------   ----------   ----------   ----------
Transactions in Interest:
   Contributions                                          87,100       41,630       61,448       97,585
   Withdrawals                                            (2,001)     (25,000)      (9,116)     (53,295)
                                                      ----------   ----------   ----------   ----------
   Net Increase (Decrease) from Transactions
    in Interest                                           85,099       16,630       52,332       44,290
                                                      ----------   ----------   ----------   ----------
    Total Increase (Decrease)                            114,859       62,018      108,808      185,339
NET ASSETS
   Beginning of Period                                   160,917       98,899      448,407      263,068
                                                      ----------   ----------   ----------   ----------
   End of Period                                      $  275,776   $  160,917   $  557,215   $  448,407
                                                      ==========   ==========   ==========   ==========

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                                               THE
                                                                                   THE                       EMERGING
                                                                             EMERGING MARKETS            MARKETS SMALL CAP
                                                                                 SERIES                      SERIES
                                                                        ------------------------    ------------------------
                                                                        SIX MONTHS      YEAR        SIX MONTHS      YEAR
                                                                          ENDED         ENDED         ENDED         ENDED
                                                                         MAY 31,       NOV. 30,      MAY 31,       NOV. 30,
                                                                          2004           2003          2004          2003
                                                                        ----------    ----------    ----------    ----------
                                                                        (UNAUDITED)                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                         $    9,945    $    9,466    $    1,411    $    1,764
   Net Realized Gain (Loss) on Investment Securities Sold                    2,133        (6,216)        7,538           332
   Net Realized Gain (Loss) on Foreign Currency Transactions                  (575)         (283)           62          (143)
   Change in Unrealized Appreciation (Depreciation) of
    Investment Securities and Foreign Currency                              43,011       148,355        (2,301)       32,404
   Translation of Foreign Currency Denominated Amounts                         (59)           10           (10)           --
   Deferred Thailand Capital Gains Tax                                        (584)       (1,826)          274          (720)
                                                                        ----------    ----------    ----------    ----------
   Net Increase (Decrease) in Net Assets Resulting from Operations          53,871       149,506         6,974        33,637
                                                                        ----------    ----------    ----------    ----------
Distributions From:
   Net Investment Income                                                        --            --            --            --
   Net Short-Term Gains                                                         --            --            --            --
   Net Long-Term Gains                                                          --            --            --            --
                                                                        ----------    ----------    ----------    ----------
    Total Distributions                                                         --            --            --            --
                                                                        ----------    ----------    ----------    ----------
Capital Share Transactions (1):
   Shares Issued                                                                --            --            --            --
   Shares Issued in Lieu of Cash Distributions                                  --            --            --            --
   Shares Redeemed                                                              --            --            --            --
                                                                        ----------    ----------    ----------    ----------
   Net Increase (Decrease) from Capital Share Transactions                      --            --            --            --
                                                                        ----------    ----------    ----------    ----------
Transactions in Interest:
   Contributions                                                           164,440       156,160        48,528        36,904
   Withdrawals                                                             (39,748)      (41,298)       (2,022)       (1,126)
                                                                        ----------    ----------    ----------    ----------
   Net Increase (Decrease) from Transactions in Interest                   124,692       114,862        46,506        35,778
                                                                        ----------    ----------    ----------    ----------
    Total Increase (Decrease)                                              178,563       264,368        53,480        69,415
NET ASSETS
   Beginning of Period                                                     607,561       343,193       117,744        48,329
                                                                        ----------    ----------    ----------    ----------
   End of Period                                                        $  786,124    $  607,561    $  171,224    $  117,744
                                                                        ==========    ==========    ==========    ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                                               N/A           N/A           N/A           N/A
   Shares Issued in Lieu of Cash Distributions
   Shares Redeemed

                                                                                 THE DFA
                                                                             TWO-YEAR GLOBAL
                                                                           FIXED INCOME SERIES
                                                                        ------------------------
                                                                        SIX MONTHS        YEAR
                                                                          ENDED           ENDED
                                                                          MAY 31,        NOV. 30,
                                                                           2004           2003
                                                                       ------------   ------------
                                                                        (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                        $    11,812    $     17,497
   Net Realized Gain (Loss) on Investment Securities Sold                    1,562          13,434
   Net Realized Gain (Loss) on Foreign Currency Transactions                    --            (298)
   Change in Unrealized Appreciation (Depreciation) of
    Investment Securities and Foreign Currency                              (9,700)         (9,932)
   Translation of Foreign Currency Denominated Amounts                          --             306
   Deferred Thailand Capital Gains Tax                                          --              --
                                                                       -----------    ------------
   Net Increase (Decrease) in Net Assets Resulting from Operations           3,674          21,007
                                                                       -----------    ------------
Distributions From:
   Net Investment Income                                                    (7,516)        (17,698)
   Net Short-Term Gains                                                    (13,106)             --
   Net Long-Term Gains                                                        (354)        (10,965)
                                                                       -----------    ------------
    Total Distributions                                                    (20,976)        (28,663)
                                                                       -----------    ------------
Capital Share Transactions (1):
   Shares Issued                                                           348,541         411,930
   Shares Issued in Lieu of Cash Distributions                              20,864          28,394
   Shares Redeemed                                                         (29,857)        (36,366)
                                                                       -----------    ------------
   Net Increase (Decrease) from Capital Share Transactions                 339,548         403,958
                                                                       -----------    ------------
Transactions in Interest:
   Contributions                                                                --              --
   Withdrawals                                                                  --              --
                                                                       -----------    ------------
   Net Increase (Decrease) from Transactions in Interest                        --              --
                                                                       -----------    ------------
    Total Increase (Decrease)                                              322,246         396,302
NET ASSETS
   Beginning of Period                                                   1,195,610         799,308
                                                                       -----------    ------------
   End of Period                                                       $ 1,517,856    $  1,195,610
                                                                       ===========    ============
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                                            34,598          40,550
   Shares Issued in Lieu of Cash Distributions                               2,075           2,803
   Shares Redeemed                                                          (2,938)         (3,574)
                                                                       -----------    ------------
                                                                            33,735          39,779
                                                                       ===========    ============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     THE U.S. LARGE COMPANY SERIES
                                       ------------------------------------------------------------------------------------------
                                        SIX MONTHS       YEAR           YEAR            YEAR             YEAR            YEAR
                                          ENDED          ENDED          ENDED           ENDED            ENDED           ENDED
                                         MAY 31,        NOV. 30,       NOV. 30,        NOV. 30,         NOV. 30,        NOV. 30,
                                           2004           2003          2002             2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning
   of Period                                    N/A+           N/A+           N/A+            N/A+            N/A+            N/A+
                                       ------------   ------------   ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  --             --             --              --              --              --
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                                  --             --             --              --              --              --
                                       ------------   ------------   ------------    ------------    ------------    ------------
    Total From Investment
      Operations                                 --             --             --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         --             --             --              --              --              --
   Net Realized Gains                            --             --             --              --              --              --
   Return of Capital                             --             --             --              --              --              --
                                       ------------   ------------   ------------    ------------    ------------    ------------
    Total Distributions                          --             --             --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  N/A+           N/A+           N/A+            N/A+            N/A+            N/A+
=================================================================================================================================
Total Return                                   6.77%#        15.05%        (16.59)%        (12.30)%         (4.25)%         20.86%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                         $  3,325,232   $  3,000,997   $  2,623,557    $  2,831,650    $  3,138,812    $  2,775,062
Ratio of Expenses to Average
   Net Assets                                  0.05%*         0.05%          0.05%           0.05%           0.06%           0.06%
Ratio of Net Investment Income
   to Average Net Assets                       1.61%*         1.75%          1.53%           1.26%           1.12%           1.27%
Portfolio Turnover Rate                           1%#            8%            11%              8%              8%              4%
---------------------------------------------------------------------------------------------------------------------------------

                                                                    THE U.S. LARGE CAP VALUE SERIES
                                     ---------------------------------------------------------------------------------------------
                                      SIX MONTHS         YEAR            YEAR            YEAR            YEAR            YEAR
                                        ENDED            ENDED           ENDED           ENDED           ENDED           ENDED
                                        MAY 31,         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                        2004             2003            2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)
Net Asset Value, Beginning
   of Period                         $      15.41     $      13.01    $      14.44    $      14.71    $      17.79    $      18.79
                                     ------------     ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)              0.12             0.21            0.20            0.25            0.33            0.34
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                              1.39             2.41           (1.43)           1.25            0.04            0.46
                                     ------------     ------------    ------------    ------------    ------------    ------------
    Total From Investment
      Operations                             1.51             2.62           (1.23)           1.50            0.37            0.80
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                    (0.07)           (0.22)          (0.20)          (0.27)          (0.32)          (0.34)
   Net Realized Gains                          --               --              --           (1.50)          (3.13)          (1.46)
   Return of Capital                           --               --              --              --              --              --
                                     ------------     ------------    ------------    ------------    ------------    ------------
    Total Distributions                     (0.07)           (0.22)          (0.20)          (1.77)          (3.45)          (1.80)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $      16.85     $      15.41    $      13.01    $      14.44    $      14.71    $      17.79
==================================================================================================================================
Total Return                                 9.80%#          20.34%          (8.64)%         10.97%           3.06%           4.64%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                       $  3,175,336     $  2,510,662    $  1,737,809    $  1,637,083    $  1,735,343    $  1,788,082
Ratio of Expenses to Average
   Net Assets                                0.15%*           0.15%           0.15%           0.15%           0.16%           0.16%
Ratio of Net Investment Income
   to Average Net Assets                     1.45%*           1.62%           1.49%           1.66%           2.20%           1.80%
Portfolio Turnover Rate                         2%#              7%              9%              6%             26%             43%

*     Annualized
#     Non-annualized
N/A+ Not applicable as The U.S. Large Company Series is organized as a partnership

                 See accompanying Notes to Financial Statements.

                                                                       THE U.S. SMALL CAP SERIES
                                       ------------------------------------------------------------------------------------------
                                        SIX MONTHS       YEAR           YEAR            YEAR             YEAR            YEAR
                                          ENDED          ENDED          ENDED           ENDED            ENDED           ENDED
                                         MAY 31,        NOV. 30,       NOV. 30,        NOV. 30,         NOV. 30,        NOV. 30,
                                           2004           2003          2002             2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of
  Period                               $      13.84   $       9.93   $      11.08    $      11.67    $      12.24    $      11.46
                                       ------------   ------------   ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                0.06           0.08           0.09            0.10            0.11            0.10
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                                0.66           3.92          (1.00)           1.24            0.65            1.83
                                       ------------   ------------   ------------    ------------    ------------    ------------
    Total From Investment
      Operations                               0.72           4.00          (0.91)           1.34            0.76            1.93
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                      (0.02)         (0.09)         (0.10)          (0.10)          (0.11)          (0.11)
   Net Realized Gains                         (0.01)            --          (0.14)          (1.83)          (1.22)          (1.04)
                                       ------------   ------------   ------------    ------------    ------------    ------------
    Total Distributions                       (0.03)         (0.09)         (0.24)          (1.93)          (1.33)          (1.15)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $      14.53   $      13.84   $       9.93    $      11.08    $      11.67    $      12.24
=================================================================================================================================
Total Return                                   5.18%#        40.32%         (8.42)%         13.08%           6.48%          18.62%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                         $  1,746,485   $  1,468,486   $    851,901    $    991,082    $    768,151    $    586,086
Ratio of Expenses to Average
   Net Assets                                  0.08%*         0.08%          0.08%           0.08%           0.08%           0.09%
Ratio of Net Investment Income
   to Average Net Assets                       0.82%*         0.84%          0.81%           0.94%           0.99%           0.89%
Portfolio Turnover Rate                           7%#           16%            34%             13%             38%             29%

                                                                  THE DFA INTERNATIONAL VALUE SERIES
                                     ---------------------------------------------------------------------------------------------
                                       SIX MONTHS        YEAR           YEAR            YEAR             YEAR            YEAR
                                         ENDED           ENDED          ENDED           ENDED            ENDED           ENDED
                                        MAY 31,        NOV. 30,        NOV. 30,        NOV. 30,         NOV. 30,        NOV. 30,
                                         2004            2003            2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period                             $      12.40     $       9.33    $      10.15    $      12.07    $     13.18     $     11.95
                                     ------------     ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)              0.18             0.27            0.24            0.27            0.27            0.28
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                              1.43             3.06           (0.78)          (1.49)          (0.31)           1.29
                                     ------------     ------------    ------------    ------------    ------------    ------------
    Total From Investment
      Operations                             1.61             3.33           (0.54)          (1.22)          (0.04)           1.57
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                    (0.06)           (0.25)          (0.25)          (0.27)          (0.26)          (0.31)
   Net Realized Gains                          --            (0.01)          (0.03)          (0.43)          (0.81)          (0.03)
                                     ------------     ------------    ------------    ------------    ------------    ------------
    Total Distributions                     (0.06)           (0.26)          (0.28)          (0.70)          (1.07)          (0.34)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $      13.95     $      12.40    $       9.33    $      10.15    $      12.07    $      13.18
==================================================================================================================================
Total Return                                13.00%#          36.24%          (5.53)%        (10.75)%         (0.51)%         13.27%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                       $  2,016,532     $  1,604,778    $  1,125,467    $  1,208,100    $  1,553,481    $  1,660,377
Ratio of Expenses to Average
   Net Assets                                0.29%*           0.30%           0.30%           0.29%           0.29%           0.29%
Ratio of Net Investment Income
   to Average Net Assets                     2.74%*           2.61%           2.36%           2.32%           2.13%           2.17%
Portfolio Turnover Rate                         5%#             14%             18%              6%              9%              6%

*  Annualized
#  Non-Annualized

                 See accompanying Notes to Financial Statements.

                                                                    THE JAPANESE SMALL COMPANY SERIES
                                       ------------------------------------------------------------------------------------------
                                        SIX MONTHS       YEAR           YEAR            YEAR            YEAR            YEAR
                                          ENDED          ENDED          ENDED           ENDED           ENDED           ENDED
                                         MAY 31,        NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                           2004           2003          2002             2001           2000            1999
---------------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period            N/A+           N/A+           N/A+            N/A+            N/A+            N/A+
                                       ------------   ------------   ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  --             --             --              --              --              --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    --             --             --              --              --              --
                                       ------------   ------------   ------------    ------------    ------------    ------------
    Total From Investment Operations             --             --             --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         --             --             --              --              --              --
   Net Realized Gains                            --             --             --              --              --              --
                                       ------------   ------------   ------------    ------------    ------------    ------------
    Total Distributions                          --             --             --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  N/A+           N/A+           N/A+            N/A+            N/A+            N/A+
=================================================================================================================================
Total Return                                  23.92%#        47.87%         (9.62)%        (13.51)%         (9.93)%         33.83%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)  $    434,337   $    283,699   $    195,047    $    196,187    $    196,118    $    202,676
Ratio of Expenses to Average Net
   Assets                                      0.28%*         0.28%          0.27%           0.28%           0.27%           0.28%
Ratio of Net Investment Income to
   Average Net Assets                          1.92%*         1.41%          1.26%           1.41%           1.38%           1.10%
Portfolio Turnover Rate                           1%#           16%             5%              9%              6%              6%

                                                                  THE PACIFIC RIM SMALL COMPANY SERIES
                                     ---------------------------------------------------------------------------------------------
                                      SIX MONTHS         YEAR            YEAR            YEAR            YEAR            YEAR
                                        ENDED            ENDED           ENDED           ENDED           ENDED           ENDED
                                        MAY 31,         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                         2004             2003            2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period                                      N/A+             N/A+            N/A+            N/A+            N/A+            N/A+
                                     ------------     ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                --               --              --              --              --              --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  --               --              --              --              --              --
                                     ------------     ------------    ------------    ------------    ------------    ------------
    Total From Investment
      Operations                               --               --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                       --               --              --              --              --              --
   Net Realized Gains                          --               --              --              --              --              --
                                     ------------     ------------    ------------    ------------    ------------    ------------
    Total Distributions                        --               --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                N/A+             N/A+            N/A+            N/A+            N/A+            N/A+
==================================================================================================================================
Total Return                                 2.02%#          61.47%           7.28%           2.84%         (10.99)%         54.81%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)                        $    184,100     $    156,765    $    121,637    $    130,554    $    131,888    $    183,759
Ratio of Expenses to Average Net
   Assets                                    0.35%*           0.31%           0.32%           0.28%           0.29%           0.48%
Ratio of Net Investment Income to
   Average Net Assets                        3.71%*           3.35%           3.77%           3.69%           4.10%           2.95%
Portfolio Turnover Rate                         9%#             15%             26%             10%              7%             34%

*     Annualized
#     Non-annualized
N/A+ Not applicable as The Japanese Small Company Series and The Pacific Rim Small Company Series are organized as partnerships

                 See accompanying Notes to Financial Statements.

                                                                THE UNITED KINGDOM SMALL COMPANY SERIES
                                       ------------------------------------------------------------------------------------------
                                        SIX MONTHS       YEAR           YEAR            YEAR             YEAR            YEAR
                                          ENDED          ENDED          ENDED           ENDED            ENDED           ENDED
                                         MAY 31,        NOV. 30,       NOV. 30,        NOV. 30,         NOV. 30,        NOV. 30,
                                           2004           2003          2002             2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of
  Period                                        N/A+           N/A+           N/A+            N/A+            N/A+            N/A+
                                       ------------   ------------   ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  --             --             --              --              --              --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    --             --             --              --              --              --
                                       ------------   ------------   ------------    ------------    ------------    ------------
    Total From Investment
      Operations                                 --             --             --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         --             --             --              --              --              --
   Net Realized Gains                            --             --             --              --              --              --
                                       ------------   ------------   ------------    ------------    ------------    ------------
    Total Distributions                          --             --             --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  N/A+           N/A+           N/A+            N/A+            N/A+            N/A+
=================================================================================================================================
Total Return                                  14.33%#        44.65%         (4.67)%         (4.89)%         (6.18)%         36.75%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)                          $    275,776   $    160,917   $     98,899    $     96,741    $    109,806    $    132,127
Ratio of Expenses to Average Net
   Assets                                      0.28%*         0.26%          0.26%           0.27%           0.26%           0.26%
Ratio of Net Investment Income to
   Average Net Assets                          2.46%*         3.25%          3.03%           2.86%           3.06%           3.55%
Portfolio Turnover Rate                           1%#            7%             6%             14%             11%              5%

                                                                 THE CONTINENTAL SMALL COMPANY SERIES
                                     ---------------------------------------------------------------------------------------------
                                      SIX MONTHS         YEAR            YEAR            YEAR            YEAR            YEAR
                                        ENDED            ENDED           ENDED           ENDED           ENDED           ENDED
                                        MAY 31,         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                         2004             2003            2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period                                      N/A+             N/A+            N/A+            N/A+            N/A+            N/A+
                                     ------------     ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                --               --              --              --              --              --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  --               --              --              --              --              --
                                     ------------     ------------    ------------    ------------    ------------    ------------
    Total From Investment
      Operations                               --               --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                       --               --              --              --              --              --
   Net Realized Gains                          --               --              --              --              --              --
                                     ------------     ------------    ------------    ------------    ------------    ------------
    Total Distributions                        --               --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                N/A+             N/A+            N/A+            N/A+            N/A+            N/A+
==================================================================================================================================
Total Return                                12.66%#          52.86%           3.22%          (5.43)%          2.67%          (5.89)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)                        $    557,215     $    448,407    $    263,068    $    210,337    $    226,724    $    252,368
Ratio of Expenses to Average Net
   Assets                                    0.28%*           0.30%           0.31%           0.30%           0.28%           0.27%
Ratio of Net Investment Income to
   Average Net Assets                        2.89%*           2.49%           2.22%           2.73%           2.36%           1.92%
Portfolio Turnover Rate                         2%#             11%             12%             12%              9%             11%

*     Annualized
#     Non-annualized
N/A+ Not applicable as The United Kingdom Small Company Series and The Continental Small Company Series are organized as partnerships

                 See accompanying Notes to Financial Statements.

                                                                      THE EMERGING MARKETS SERIES
                                       ------------------------------------------------------------------------------------------
                                        SIX MONTHS       YEAR           YEAR            YEAR             YEAR            YEAR
                                          ENDED          ENDED          ENDED           ENDED            ENDED           ENDED
                                         MAY 31,        NOV. 30,       NOV. 30,        NOV. 30,         NOV. 30,        NOV. 30,
                                           2004           2003          2002             2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period            N/A+           N/A+           N/A+            N/A+            N/A+            N/A+
                                       ------------   ------------   ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  --             --             --              --              --              --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    --             --             --              --              --              --
                                       ------------   ------------   ------------    ------------    ------------    ------------
    Total From Investment Operations             --             --             --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         --             --             --              --              --              --
   Net Realized Gains                            --             --             --              --              --              --
                                       ------------   ------------   ------------    ------------    ------------    ------------
    Total Distributions                          --             --             --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  N/A+           N/A+           N/A+            N/A+            N/A+            N/A+
=================================================================================================================================
Total Return                                   9.71%#        39.67%          2.10%          (8.54)%        (22.30)%         53.78%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)  $    786,124   $    607,561   $    343,193    $    307,720    $    296,726    $    344,175
Ratio of Expenses to Average Net
   Assets                                      0.32%*         0.34%          0.34%           0.46%           0.46%           0.46%
Ratio of Net Investment Income to
   Average Net Assets                          2.63%*         2.23%          1.64%           1.94%           1.33%           1.34%
Portfolio Turnover Rate                           1%#            1%             8%              6%             12%             16%

                                                                   THE EMERGING MARKETS SMALL CAP SERIES
                                     ---------------------------------------------------------------------------------------------
                                      SIX MONTHS         YEAR            YEAR            YEAR            YEAR            YEAR
                                        ENDED            ENDED           ENDED           ENDED          ENDED           ENDED
                                        MAY 31,         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                         2004             2003            2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period                                     N/A+             N/A+            N/A+            N/A+            N/A+            N/A+
                                     ------------     ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                --               --              --              --              --              --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  --               --              --              --              --              --
                                     ------------     ------------    ------------    ------------    ------------    ------------
    Total From Investment
      Operations                               --               --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                       --               --              --              --              --              --
   Net Realized Gains                          --               --              --              --              --              --
                                     ------------     ------------    ------------    ------------    ------------    ------------
    Total Distributions                        --               --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                N/A+             N/A+            N/A+            N/A+            N/A+            N/A+
==================================================================================================================================
Total Return                                 8.75%#          52.80%          13.07%          (9.55)%        (23.28)%         71.45%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)                        $    171,224     $    117,744    $     40,379    $     34,687    $     32,572    $     39,848
Ratio of Expenses to Average Net
   Assets                                    0.57%*           0.54%           0.51%           0.63%           0.66%           0.68%
Ratio of Net Investment Income to
   Average Net Assets                        1.86%*           2.44%           2.03%           2.17%           1.69%           1.82%
Portfolio Turnover Rate                         7%#              6%             16%             14%             20%             24%

*     Annualized
#     Non-annualized
N/A+ Not applicable as The Emerging Markets Series and The Emerging Markets Small Cap Series are organized as partnerships

                 See accompanying Notes to Financial Statements.

                                                               THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
                                       --------------------------------------------------------------------------------------------
                                        SIX MONTHS          YEAR           YEAR            YEAR            YEAR            YEAR
                                          ENDED             ENDED          ENDED           ENDED           ENDED           ENDED
                                          MAY 31,          NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                           2004             2003           2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------------
                                       (UNAUDITED)

Net Asset Value, Beginning of
  Period                               $      10.13    $      10.22    $      10.03    $       9.70    $      10.11    $      10.21
                                       ------------    ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                0.01            0.25            0.30            0.44            0.84            0.45
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  0.03           (0.01)           0.16            0.22           (0.23)           0.03
                                       ------------    -------------    ------------    ------------    ------------    ------------
    Total From Investment
      Operations                               0.04            0.24            0.46            0.66            0.61            0.48
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                      (0.06)          (0.19)          (0.27)          (0.14)          (1.02)          (0.57)
   Net Realized Gains                         (0.11)          (0.14)             --              --              --           (0.01)
   Return of Capital                             --              --              --           (0.19)             --              --
                                       ------------    ------------    ------------    ------------    ------------    ------------
    Total Distributions                       (0.17)          (0.33)          (0.27)          (0.33)          (1.02)          (0.58)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $      10.00    $      10.13    $      10.22    $      10.03    $       9.70    $      10.11
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                   0.41%#          2.36%           4.60%           6.91%           6.30%           4.84%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)                          $  1,517,856    $  1,195,610    $    799,308    $    596,209    $    518,518    $    531,514
Ratio of Expenses to Average Net
   Assets                                      0.12%*          0.13%           0.14%           0.15%           0.15%           0.15%
Ratio of Net Investment Income to
  Average Net Assets                           1.73%*          1.78%           3.20%           4.54%           5.03%           4.45%
Portfolio Turnover Rate                          60%#           144%            138%            113%             73%             78%

*  Annualized
#  Non-annualized

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A. ORGANIZATION:

      The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At May 31, 2004, the Trust consisted of twenty-one investment portfolios, of which eleven are included in this section of the report. (collectively, the "Series"):

The U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. Small Cap Series
(the "Domestic Equity Portfolios")

The DFA International Value Series
The Japanese Small Company Series
The Pacific Rim Small Company Series

The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The DFA Two-Year Global Fixed Income Series
(the "International Equity Portfolios")

      In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the quoted bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

      The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Fund. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

      2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

      The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

      Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

      3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

      4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

      The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the six months ended May 31, 2004, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates:

         The U.S. Large Company Series                                         0.025 of 1%
         The U.S. Large Cap Value Series                                        0.10 of 1%
         The U.S. Small Cap Series                                              0.03 of 1%
         The DFA International Value Series                                     0.20 of 1%
         The Japanese Small Company Series                                      0.10 of 1%
         The Pacific Rim Small Company Series                                   0.10 of 1%
         The United Kingdom Small Company Series                                0.10 of 1%
         The Continental Small Company Series                                   0.10 of 1%
         The Emerging Markets Series                                            0.10 of 1%
         The Emerging Markets Small Cap Series                                  0.20 of 1%
         The DFA Two-Year Global Fixed Income Series                            0.05 of 1%

      Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

      At May 31, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

          The U.S. Large Company Series                                        $ 45,850
          The U.S. Large Cap Value Series                                        40,843
          The U.S. Small Cap Series                                              23,166
          The DFA International Value Series                                     26,286
          The Japanese Small Company Series                                       5,280
          The Pacific Rim Small Company Series                                    2,569
          The United Kingdom Small Company Series                                 3,481
          The Continental Small Company Series                                    7,214
          The Emerging Markets Series                                            10,618
          The Emerging Markets Small Cap Series                                   2,087
          The DFA Two-Year Global Fixed Income Series                            18,887

E. PURCHASE AND SALES OF SECURITIES:

      For the six months ended May 31, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                      U.S. GOVERNMENT         OTHER INVESTMENT
                                                        SECURITIES               SECURITIES
                                                  ----------------------   -----------------------
                                                  PURCHASES      SALES      PURCHASES     SALES
                                                  ---------   ----------   ----------   ----------
The U.S. Large Company Series                            --           --   $  180,353   $   23,851
The U.S. Large Cap Value Series                          --           --      467,788       54,183
The U.S. Small Cap Series                                --           --      306,399      109,038
The DFA International Value Series                       --           --      315,813       92,912
The Japanese Small Company Series                        --           --       82,654        5,454
The Pacific Rim Small Company Series                     --           --       45,546       15,737
The United Kingdom Small Company Series                  --           --       56,945        3,490
The Continental Small Company Series                     --           --       74,753       12,079
The Emerging Markets Series                              --           --      128,046        6,712
The Emerging Markets Small Cap Series                    --           --       59,052       10,038
The DFA Two-Year Global Fixed Income Series       $ 615,513   $  409,114      534,522      400,557

F. FEDERAL INCOME TAXES:

      It is the intention of The U.S. Large Cap Value Series, The U.S. Small Cap Series, The DFA International Value Series and The DFA Two-Year Global Fixed Income Series to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

      The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Components of Net Assets.

      The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any interest, dividends, and gains or losses have been deemed to have been "passed down" to their Feeder Funds.

      At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                      GROSS UNREALIZED   GROSS UNREALIZED
                                                        APPRECIATION       DEPRECIATION       NET
                                                      ----------------   ----------------  ----------
The U.S. Large Company Series                            $  840,597       $    (337,378)   $  503,219
The U.S. Large Cap Value Series                             697,096            (147,595)      549,501
The U.S. Small Cap Series                                   407,851            (200,668)      207,183
The DFA International Value Series                          474,540            (107,516)      367,024
The Japanese Small Company Series                            47,933            (109,062)      (61,129)
The Pacific Rim Small Company Series                          5,682             (28,654)      (22,972)
The United Kingdom Small Company Series                      87,310             (22,515)       64,795
The Continental Small Company Series                        197,951             (35,076)      162,875
The Emerging Markets Series                                 215,351             (74,246)      141,105
The Emerging Markets Small Cap Series                        35,020             (18,703)       16,317
The DFA Two-Year Global Fixed Income Series                 999,829          (1,013,247)      (13,418)

      For federal income tax purposes, the Series measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the following Portfolios had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                                             EXPIRES ON NOVEMBER 30,
                                                             -----------------------
                                                       2009      2010       2011       TOTAL
                                                    ---------  ---------  ---------  ---------
The U.S. Large Cap Value Series                     $  11,185  $  21,142  $  48,335  $  80,662
The DFA International Value Series                         --         --      3,507      3,507

      Certain of the DFA International Value Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation/(depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2003, the Series had unrealized appreciation/(depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies of $3,502,361 and $7,718,955 respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

G. COMPONENTS OF NET ASSETS:

      At May 31, 2004, net assets consisted of (amounts in thousands):

                                                                                                UNREALIZED
                                             ACCUMULATED                       ACCUMULATED     APPRECIATION
                                                NET                           NET REALIZED  (DEPRECIATION) OF
                                             INVESTMENT       ACCUMULATED       FOREIGN         INVESTMENT
                             PAID-IN           INCOME        NET REALIZED      EXCHANGE       SECURITIES AND
                             CAPITAL           (LOSS)         GAIN (LOSS)      GAIN (LOSS)   FOREIGN CURRENCY
                           ------------     ------------     ------------     ------------  -----------------
The U.S. Large Cap
  Value Series             $  2,672,681     $     11,217     $    (58,064)              --     $    549,502
The U.S. Small Cap Series     1,493,205            4,891           38,794               --          209,595
The DFA International
  Value Series                1,583,131           19,141           47,022     $          4          367,214
The DFA Two-Year Global
  Fixed Income Series         1,523,077            6,692            1,504               --          (13,417)

                            UNREALIZED
                           NET FOREIGN
                             EXCHANGE                          NUMBER OF
                               GAIN           TOTAL NET          SHARES
                              (LOSS)           ASSETS         AUTHORIZED
                           ------------     ------------     ------------
The U.S. Large Cap
  Value Series                       --     $  3,175,336        Unlimited
The U.S. Small Cap Series            --        1,746,485        Unlimited
The DFA International
  Value Series             $         20        2,016,532        Unlimited
The DFA Two-Year Global
  Fixed Income Series                --        1,517,856        Unlimited

H. FINANCIAL INSTRUMENTS:

      In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

      1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 28, 2004.

      2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

      3. FUTURES CONTRACTS. During the six months ended May 31, 2004, The U.S. Large Company Series ("Large Company") entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, Large Company deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      At May 31, 2004, Large Company had outstanding 240 long futures contracts on the S&P 500 Index, all of which expire on June 18, 2004. The value of such contracts on May 31, 2004 was $67,218,000 which resulted in an unrealized gain of $606,188.

      Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

I. LINE OF CREDIT:

      The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. For the six months ended May 31, 2004, borrowings under the line by the Series were as follows:

                                         WEIGHTED       WEIGHTED     NUMBER OF   INTEREST  MAXIMUM AMOUNT
                                          AVERAGE        AVERAGE       DAYS       EXPENSE  BORROWED DURING
                                       INTEREST RATE  LOAN BALANCE  OUTSTANDING  INCURRED    THE PERIOD
                                       -------------  ------------  -----------  --------  ---------------
The Pacific Rim Small Company Series       1.74%       $  430,000        3         $ 62      $  430,000

      There were no outstanding borrowings under the line of credit at May 31, 2004.

      The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Series under the line of credit during the six months ended May 31, 2004.

J. SECURITIES LENDING:

      As of May 31, 2004, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

      Cash collateral of each Portfolio received from securities on loan is invested along with cash collateral from the other Portfolios of the Series in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements mature.

                      DFA REAL ESTATE SECURITIES PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
COMMON STOCKS -- (95.4%)
   Acadia Realty Trust                                                 138,000     $     1,766,400
   Agree Realty Corp.                                                   32,200             782,460
 * Alexander's, Inc.                                                    11,900           1,917,090
 # Alexandria Real Estate Equities, Inc.                                96,900           5,324,655
   AMB Property Corp.                                                  412,500          13,633,125
   American Land Lease Inc.                                             34,800             636,840
 * American Real Estate Partners, L.P.                                  19,400             354,050
 * American Spectrum Realty, Inc.                                        1,200              10,500
   AmeriVest Properties, Inc.                                           91,500             553,575
   AMLI Residential Properties Trust                                   107,300           2,976,502
   Apartment Investment & Management Co. Class A                       214,000           6,180,320
 # Archstone-Smith Trust                                               956,755          27,793,733
   Arden Realty Group, Inc.                                            321,000           9,517,650
   Associated Estates Realty Corp.                                      95,400             763,200
   AvalonBay Communities, Inc.                                         350,700          19,095,615
   Bedford Property Investors, Inc.                                     80,900           2,380,887
   BNP Residential Properties, Inc.                                     24,600             314,880
   Boston Properties, Inc.                                             521,600          25,746,176
 * Boykin Lodging Trust, Inc.                                           87,100             638,443
 # Brandywine Realty Trust                                             225,300           6,060,570
   BRE Properties, Inc. Class A                                        245,600           8,497,760
 * Burnham Pacific Properties, Inc.                                     82,100              10,139
   Camden Property Trust                                               194,100           9,066,411
   Capital Automotive                                                  177,286           4,875,365
   Carramerica Realty Corp.                                            259,500           7,608,540
   CBL & Associates Properties, Inc.                                   150,200           8,008,664
 # Centerpoint Properties Corp.                                        115,000           8,469,750
 # Chelsea Property Group Inc.                                         216,200          11,886,676
   Colonial Properties Trust                                           131,000           5,034,330
 # Commercial Net Lease Realty, Inc.                                   249,775           4,263,659
   Cornerstone Realty Income Trust, Inc.                               276,100           2,266,781
   Corporate Office Properties Trust                                   151,600           3,517,120
   Cousins Properties, Inc.                                            237,700           7,437,633
   Crescent Real Estate Equities, Inc.                                 486,300           8,169,840
   Developers Diversified Realty Corp.                                 425,099          14,619,155
   Duke Realty Investments, Inc.                                       677,000          21,907,720
   Eastgroup Properties, Inc.                                          102,100           3,241,675
   Entertainment Properties Trust                                      101,300           3,646,800
   Equity Inns, Inc.                                                   222,700           1,964,214
   Equity Office Properties Trust                                    1,975,163          53,230,643
   Equity One, Inc.                                                    340,976           6,069,373
   Equity Residential Corp.                                          1,372,900          40,418,176
 # Essex Property Trust                                                112,000           7,341,600
   Federal Realty Investment Trust                                     241,700           9,643,830
 * Felcor Lodging Trust, Inc.                                          289,800           3,083,472
 # First Industrial Realty Trust, Inc.                                 201,300           7,214,592
 * First Union Real Estate Equity & Mortgage Investments               106,100             319,361
 * Five Star Quality Care, Inc.                                         40,830             159,237
   Gables Residential Trust                                            143,200           4,833,000
   General Growth Properties                                         1,067,000          31,348,460
   Glenborough Realty Trust, Inc.                                      153,200           2,912,332
   Glimcher Realty Trust                                               171,500           3,829,595
 * Golf Trust America, Inc.                                             37,800              83,916
   Heritage Property Investment Trust                                  227,900     $     6,139,626
   Hersha Hospitality Trust                                             53,500             532,860
   Highwood Properties, Inc.                                           262,400           5,964,352
 * HMG Courtland Properties, Inc.                                        2,400              21,840
   Home Properties of New York, Inc.                                   160,090           6,336,362
   Hospitality Properties Trust                                        329,200          13,474,156
 * Host Marriott Corp.                                               1,570,800          19,258,008
   HRPT Properties Trust                                               857,100           8,442,435
   Humphrey Hospitality Trust                                           48,600             203,974
   Innkeepers USA Trust                                                183,100           1,642,407
   Jameson Inns, Inc.                                                   61,042             159,930
   Keystone Property Trust                                             129,900           3,107,208
 # Kilroy Realty Corp.                                                 137,800           4,701,736
 # Kimco Realty Corp.                                                  542,650          24,934,767
   Koger Equity, Inc.                                                  121,500           2,697,300
   Kramont Realty Trust                                                116,700           1,881,204
 * La Quinta Corp.                                                     859,100           6,434,659
   Lasalle Hotel Properties Trust                                      122,600           2,960,790
   Lexington Corporate Properties Trust                                214,400           4,105,760
 # Liberty Property Trust                                              412,700          16,462,603
   Macerich Co.                                                        288,700          13,063,675
   Mack-California Realty Corp.                                        296,600          11,852,136
   Maguire Properties, inc.                                            198,900           4,892,940
   Malan Realty Investors, Inc.                                         19,100              91,298
   Manufactured Home Communities, Inc.                                 110,300           3,424,815
   Maxus Realty Trust, Inc.                                              1,700              19,831
 * Meristar Hospitality Corp.                                           63,700             404,495
   Mid-America Apartment Communities, Inc.                              97,100           3,425,688
   Mills Corp.                                                         260,600          11,453,370
   Mission West Properties, Inc.                                        85,700           1,039,541
   Monmouth Real Estate Investment Corp. Class A                        77,525             573,685
 # New Plan Excel Realty Trust, Inc.                                   487,600          11,609,756
   One Liberty Properties, Inc.                                         46,000             825,700
   Pan Pacific Retail Properties, Inc.                                 197,731           9,095,626
 * Paragon Real Estate & Investment Trust                               10,700               2,033
   Parkway Properties, Inc.                                             53,600           2,146,680
   Pennsylvania Real Estate Investment Trust                           175,481           5,843,517
 * Philips International Realty Corp.                                   14,400               6,336
 # Post Properties, Inc.                                               200,500           5,834,550
   Prentiss Properties Trust                                           217,100           7,164,300
   Presidential Realty Corp. Class B                                     2,100              15,299
   Price Legacy Corp.                                                   32,217             591,504
 * Prime Group Realty Trust                                            116,000             610,160
   ProLogis                                                            884,600          28,360,276
   PS Business Parks, Inc.                                             105,500           4,082,850
   Public Storage, Inc.                                                628,800          28,918,512
   Ramco-Gershenson Properties Trust                                    81,900           1,981,980
 # Realty Income Corp.                                                 191,200           7,638,440
   Reckson Associates Realty Corp.                                     322,301           8,386,272
   Regency Centers Corp.                                               165,900           6,685,770
   Roberts Realty Investment                                            13,100             122,878

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Rouse Co.                                                           492,700     $    22,491,755
   Saul Centers, Inc.                                                   77,700           2,296,035
   Senior Housing Properties Trust                                     310,900           5,061,452
   Shurgard Storage Centers, Inc. Class A                              223,600           8,385,000
   Simon Property Group, Inc.                                          989,800          51,043,986
   Sizeler Property Investors, Inc.                                     64,300             589,631
   SL Green Realty Corp.                                               188,900           8,594,950
   Sovran Self Storage, Inc.                                            71,000           2,670,310
   Summit Properties, Inc.                                             166,600           3,860,122
   Sun Communities, Inc.                                                93,300           3,450,234
   Tanger Factory Outlet Centers, Inc.                                  64,600           2,507,772
 * Tarragon Realty Investors, Inc.                                      54,338             760,732
   Taubman Centers, Inc.                                               243,700           5,434,510
   Town & Country Trust                                                 84,600           2,058,318
   Trizec Properties, Inc.                                             732,700          12,096,877
   U.S. Restaurant Properties, Inc.                                    108,500           1,722,980
   United Dominion Realty Trust, Inc.                                  624,900          12,460,506
   United Mobile Homes, Inc.                                            40,500             536,625
   Urstadt Biddle Properties Class A                                    89,700           1,237,860
   Urstadt Biddle Properties, Inc.                                      19,800             267,696
   Vornado Realty Trust                                                615,600          33,642,540
   Washington Real Estate Investment Trust                             203,900           5,764,253
   Weingarten Realty Investors                                         419,300          12,985,721
   Winston Hotels, Inc.                                                127,300           1,187,709
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $766,131,846)                                                                  942,159,954
                                                                                   ---------------

                                                                      FACE
                                                                     AMOUNT
                                                                ---------------
                                                                     (000)
TEMPORARY CASH INVESTMENTS -- (4.6%)
 Repurchase Agreement, PNC Capital Markets, Inc.
   0.89%, 06/01/04 (Collateralized by $10,168,000 FHLB
   Discount Notes 1.625%, 06/15/05, valued at $10,206,638)
   to be repurchased at $10,001,989 (Cost $10,001,000)         $        10,001          10,001,000
 Repurchase Agreement, Merrill Lynch Triparty
   Repo 0.96%, 06/01/04 (Collateralized by
   $35,445,000 U.S. Treasury Obligations 2.125%, 08/31/04,
   valued at $35,726,762) to be repurchased at $35,026,686
   (Cost $35,022,950)^                                                  35,023          35,022,950
                                                                                   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $45,023,950)                                                                    45,023,950
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $811,155,796)++                                                            $   987,183,904
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 ^  Security purchased with cash proceeds from securities on loan.
 *  Non-Income Producing Securities.
 #  Total or Partial Securities on Loan.
++  The cost for federal income tax purposes is $812,245,002.

                See accompanying Notes to Financial Statements.

                        LARGE CAP INTERNATIONAL PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004

                                   (UNAUDITED)

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
UNITED KINGDOM -- (22.4%)
COMMON STOCKS -- (21.8%)
   3I Group P.L.C.                                                      46,244     $       519,059
   Abbey National P.L.C.                                               113,033             930,477
   Aegis Group P.L.C.                                                   83,410             134,961
   Aggregate Industries P.L.C.                                         102,663             158,646
   Aggreko P.L.C.                                                       20,000              54,875
   Alliance & Leicester P.L.C.                                          39,509             597,705
   Alliance Unichem P.L.C.                                              36,707             425,655
   Allied Domecq P.L.C.                                                 86,312             717,778
   Amec P.L.C.                                                          20,420             100,316
   Amvescap P.L.C.                                                      72,635             487,298
   Antofagasta P.L.C.                                                   18,852             311,463
   Arm Holdings P.L.C.                                                  81,867             176,150
   Arriva P.L.C.                                                        14,532             103,890
   Associated British Foods P.L.C.                                     105,111           1,234,381
   Associated British Ports Holdings P.L.C.                             25,743             206,433
   Aviva P.L.C.                                                        181,082           1,767,893
 * AWG P.L.C.                                                           11,429             128,663
   BAA P.L.C.                                                           85,607             854,008
   BAE Systems P.L.C.                                                  244,805             923,606
   Balfour Beatty P.L.C.                                                31,669             145,027
   Barclays P.L.C.                                                     518,582           4,529,560
   Barratt Developments P.L.C.                                          18,632             196,042
   BBA Group P.L.C.                                                     33,869             157,722
   Bellway P.L.C.                                                        8,267             114,434
   Berkeley Group P.L.C.                                                10,535             178,027
   BG Group P.L.C.                                                     282,618           1,721,754
   BHP Billiton P.L.C.                                                 197,451           1,662,400
   BOC Group P.L.C.                                                     37,915             619,229
   Boots Group P.L.C.                                                   61,958             746,330
   BP Amoco P.L.C.                                                   1,755,679          15,336,949
   BPB P.L.C.                                                           38,502             274,542
   Bradford & Bingley P.L.C.                                            50,958             259,587
   Brambles Industries P.L.C.                                           56,451             219,350
 * British Airways P.L.C.                                              144,628             672,133
   British American Tobacco P.L.C.                                     215,156           3,154,686
   British Land Co. P.L.C.                                              38,039             467,343
   British Sky Broadcasting Group P.L.C.                               224,474           2,521,164
   Brixton P.L.C.                                                       18,052              96,044
   BT Group P.L.C.                                                     687,240           2,307,637
 * BTG P.L.C.                                                            5,600              11,712
   Bunzl P.L.C.                                                         35,893             301,705
 * Cable and Wireless P.L.C.                                           190,789             431,393
   Cadbury Schweppes P.L.C.                                            165,347           1,406,588
 * Cairn Energy P.L.C.                                                  12,046             233,422
 * Canary Wharf Group P.L.C.                                            40,100             217,648
   Capita Group P.L.C.                                                  52,090             295,620
   Carnival P.L.C.                                                      16,498             740,408
   Carpetright P.L.C.                                                    3,639              66,346
   Carphone Warehouse Group P.L.C.                                      74,224             187,104
   Cattles P.L.C.                                                       24,078             144,612
 * Celltech P.L.C.                                                      22,212             221,556
   Centrica P.L.C.                                                     341,281           1,332,076
   Close Brothers Group P.L.C.                                          10,800             159,099
   Cobham P.L.C.                                                         8,902     $       222,156
   Collins Stewart Tullett P.L.C.                                       17,814             143,559
 * Colt Telecom Group P.L.C.                                           171,894             264,807
   Compass Group P.L.C.                                                172,356           1,076,284
   Computacenter P.L.C.                                                  9,463              67,666
 * Cookson Group P.L.C.                                                130,539             103,732
 * Corus Group P.L.C.                                                  328,172             203,433
   Davis Service Group P.L.C.                                           15,000             100,813
   De la Rue P.L.C.                                                     12,250              73,161
   Diageo P.L.C.                                                       242,323           3,216,108
   Dixons Group P.L.C.                                                 155,894             435,407
 * Easyjet P.L.C.                                                       36,683             133,889
 * Egg P.L.C.                                                           44,910             132,460
   Electrocomponents P.L.C.                                             33,949             220,347
   Emap P.L.C.                                                          20,531             286,337
   EMI Group P.L.C.                                                     61,510             246,846
   Enterprise Inns P.L.C.                                               27,237             306,458
   First Choice Holidays P.L.C.                                         31,231              68,558
   Firstgroup P.L.C.                                                    32,236             162,991
   FKI P.L.C.                                                           39,662              80,632
   Friends Provident P.L.C.                                            140,267             355,540
   Galen Holdings P.L.C.                                                17,950             238,436
   Gallaher Group P.L.C.                                                52,359             640,575
 * General Electric Co.                                                 22,898             710,406
   GKN P.L.C.                                                           57,264             240,851
   Glaxosmithkline P.L.C.                                              474,682           9,932,322
   Great Portland Estates P.L.C.                                        13,760              66,239
   Great Universal Stores P.L.C.                                        81,129           1,207,797
   Hammerson P.L.C.                                                     20,700             256,768
   Hanson P.L.C.                                                        58,957             450,214
   Hays P.L.C.                                                         140,670             318,714
   HBOS P.L.C.                                                         308,670           4,044,215
 * HHG P.L.C.                                                          284,569             224,349
   Hilton Group P.L.C.                                                 123,435             600,457
   HSBC Holdings P.L.C.                                                879,895          13,050,087
   ICAP P.L.C.                                                          57,946             301,495
   IMI P.L.C.                                                           28,268             190,626
   Imperial Chemical Industries P.L.C.                                  95,296             381,164
   Imperial Tobacco Group P.L.C.                                        58,335           1,295,985
   Inchcape P.L.C.                                                       6,503             187,873
   Intercontinental Hotels Group P.L.C.                                 57,738             553,478
 * International Power P.L.C.                                           86,376             230,036
 * Intertek Group P.L.C.                                                11,060             109,790
 * Invensys P.L.C.                                                     407,608             121,362
   Isoft Group P.L.C.                                                   19,129             135,663
   ITV P.L.C.                                                          285,888             622,441
 * ITV P.L.C. Convertible Shares                                         7,428               9,942
   Jardine Lloyd Thompson Group P.L.C.                                  18,114             155,728
   Johnson Matthey P.L.C.                                               17,203             279,605
   Johnston Press P.L.C.                                                26,959             270,193
   Kelda Group P.L.C.                                                   29,200             263,323
   Kesa Electricals P.L.C.                                              32,274             168,268
   Kidde P.L.C.                                                         59,000             122,991
   Kingfisher P.L.C.                                                   186,504             977,652
   Land Securities Group P.L.C.                                         36,335             778,866
   Legal and General Group P.L.C.                                      524,402             855,166

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Liberty International P.L.C.                                         30,108     $       408,471
   Lloyds TSB Group P.L.C.                                             459,645           3,626,343
   Logicacmg P.L.C.                                                     33,214             113,996
   Lonmin P.L.C.                                                        11,312             197,806
   Man Group P.L.C.                                                     27,385             820,778
   Manchester United P.L.C.                                             12,673              56,070
 * Marconi Corp. P.L.C.                                                 15,946             190,148
   Marks & Spencer Group P.L.C.                                        179,849           1,185,293
 * Matalan P.L.C.                                                       16,817              56,183
   Meggitt P.L.C.                                                       22,329             102,830
   MFI Furniture Group P.L.C.                                           43,800             119,980
   Millennium and Copthorne Hotels P.L.C.                               19,218             111,540
   Misys P.L.C.                                                         43,945             167,700
   Mitchells & Butlers P.L.C.                                           41,579             197,658
 * MM02 P.L.C.                                                         613,859           1,098,652
   Morrison (Wm.) Supermarkets P.L.C.                                  232,964             975,482
*# My Travel Group P.L.C.                                               22,000               3,524
   National Express Group P.L.C.                                        11,282             144,153
   National Grid Group P.L.C.                                          247,008           1,959,476
   Next P.L.C.                                                          20,660             525,069
   Northern Foods P.L.C.                                                37,322             105,906
   Northern Rock P.L.C.                                                 32,854             436,411
   Novar P.L.C.                                                         31,464              72,096
   Ocean Group P.L.C.                                                   23,727             307,112
   Pearson P.L.C.                                                       63,897             777,773
   Peninsular & Oriental Steam Navigation P.L.C.                        53,886             211,835
   Pennon Group P.L.C.                                                   9,163             123,733
   Persimmon P.L.C.                                                     23,227             255,847
   Pilkington P.L.C.                                                   115,030             190,695
   Premier Farnell P.L.C.                                               25,039             111,100
   Provident Financial P.L.C.                                           17,113             199,304
   Prudential Corp. P.L.C.                                             160,312           1,318,172
 * Punch Taverns, Ltd.                                                  19,772             186,003
   RAC P.L.C.                                                            8,737             106,201
   Rank Group P.L.C.                                                    47,588             267,811
   Reckitt Benckiser P.L.C.                                             65,675           1,780,561
   Reed International P.L.C.                                           101,697             979,650
   Rentokill Initial P.L.C.                                            145,356             391,163
   Reuters Holdings Group P.L.C.                                       111,737             745,544
   Rexam P.L.C.                                                         43,852             354,989
   Rio Tinto P.L.C.                                                     84,341           2,029,587
   RMC Group P.L.C.                                                     20,763             208,954
   Rolls Royce Group P.L.C.                                            143,381             593,690
 * Rolls Royce Group P.L.C.                                          6,007,200              11,014
   Royal & Sun Alliance Insurance Group P.L.C.                         215,936             320,569
   Royal Bank of Scotland Group P.L.C.                                 248,949           7,524,576
   Sabmiller P.L.C.                                                     97,983           1,184,117
   Sage Group P.L.C.                                                   104,202             338,210
   Sainsbury (J.) P.L.C.                                               201,257           1,004,677
   Schroders P.L.C.                                                     27,720             307,973
   Scottish & Newcastle P.L.C.                                          78,609             614,853
   Scottish Hydro-Electric P.L.C.                                       68,595             870,529
   Scottish Power P.L.C.                                               148,763           1,078,520
   Securicor P.L.C.                                                     35,700              78,920
   Serco Group P.L.C.                                                   32,613             120,867
   Severn Trent P.L.C.                                                  27,608             408,877
   Shell Transport & Trading Co., P.L.C.                               771,058           5,556,283
 * Shire Pharmaceuticals Group P.L.C.                                   37,357             339,373
   Signet Group P.L.C.                                                 134,651             290,609
   Slough Estates P.L.C.                                                31,300     $       246,391
   Smith & Nephew P.L.C.                                                73,281             770,584
   Smith (W.H.) P.L.C.                                                  18,540             121,640
   Smiths Industries P.L.C.                                             43,759             559,394
   Somerfield P.L.C.                                                    37,078              97,458
 * Spirent P.L.C.                                                       72,279              85,439
   SSL International P.L.C.                                             12,000              70,109
   Stagecoach Holdings P.L.C.                                           93,831             141,078
   Standard Chartered P.L.C.                                           105,639           1,744,426
   Tate & Lyle P.L.C.                                                   43,737             242,197
   Taylor Nelson AGB P.L.C.                                             30,623             113,192
   Taylor Woodrow P.L.C.                                                43,614             202,843
   Tesco P.L.C.                                                        614,199           2,803,361
 * TI Automotive P.L.C. Series A                                        18,000                   0
   Tomkins P.L.C.                                                       60,314             287,485
   Travis Perkins P.L.C.                                                 9,101             223,740
   Trinity Mirror P.L.C.                                                23,499             267,350
   Unilever P.L.C.                                                     244,455           2,322,184
   United Business Media P.L.C.                                         25,000             202,704
   United Utilities P.L.C.                                              58,301             579,979
   Viridian Group P.L.C.                                                 9,554             103,233
   Vodafone Group P.L.C.                                             5,367,560          12,650,813
   Whitbread P.L.C.                                                     23,799             348,938
   William Hill P.L.C.                                                  32,901             327,066
   Wilson Bowden P.L.C.                                                  8,193             155,566
   Wimpey (George) P.L.C.                                               30,536             206,209
   Wolseley P.L.C.                                                      45,455             683,135
   WPP Group P.L.C.                                                     94,636             942,826
   Xstrata P.L.C.                                                       76,145             963,094
   Zeneca Group P.L.C.                                                 134,465           6,243,049
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $158,308,824)                                                                  176,427,506
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.6%)
 * British Pound Sterling
    (Cost $5,026,893)                                                                    5,018,287
                                                                                   ---------------
TOTAL -- UNITED KINGDOM
  (Cost $163,335,717)                                                                  181,445,793
                                                                                   ---------------
JAPAN -- (18.9%)
COMMON STOCKS -- (18.6%)
   Acom Co., Ltd.                                                        7,500             502,924
   Aderans Co., Ltd.                                                     1,900              39,634
   Advantest Corp.                                                       6,370             450,813
   AEON Co., Ltd.                                                       22,400             938,977
   Aeon Credit Service, Ltd.                                             2,700             177,308
   Aiful Corp.                                                           6,600             646,148
   AIOI Insurance Co., Ltd.                                             33,000             143,574
   Aisin Seiki Co., Ltd.                                                17,400             322,614
   Ajinomoto Co., Inc.                                                  35,000             402,293
   Alfresa Holdings Corp.                                                  700              33,694
 # All Nippon Airways Co., Ltd.                                         92,000             282,256
   Alps Electric Co., Ltd.                                               9,000             113,594
   Amada Co., Ltd.                                                      22,000             125,140
   Amano Corp.                                                           3,000              24,128
 # Anritsu Corp.                                                         6,000              37,577
   Aoyama Trading Co., Ltd.                                              2,600              60,411
   Ariake Japan Co., Ltd.                                                1,210              32,962
   Arisawa Manufacturing Co., Ltd.                                         600              26,837
   Asahi Breweries, Ltd.                                                27,000             284,563
   Asahi Glass Co., Ltd.                                                82,000             866,820

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

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Asahi Kasei Corp.                                                    75,000     $       369,106
   Asatsu-Dk, Inc.                                                       2,600              67,208
 * Ashikaga Financial Group, Inc.                                       41,000                 371
   Autobacs Seven Co., Ltd.                                              1,800              50,821
   Avex Inc.                                                             1,000              16,123
   Awa Bank, Ltd.                                                        5,000              28,718
   Bandai Co., Ltd.                                                      5,000             124,164
   Bank of Kyoto, Ltd.                                                  10,000              65,943
   Bank of Yokohama, Ltd.                                               60,000             342,809
   Bellsystem24, Inc.                                                      170              37,344
   Benesse Corp.                                                         5,000             151,962
   Bridgestone Corp.                                                    55,000             917,873
   Brother Industries, Ltd.                                             13,000             119,048
   C&S Co., Ltd.                                                         2,800              63,854
   Calsonic Corp.                                                        4,000              27,145
   Canon, Inc.                                                          49,000           2,419,819
   Capcom Co., Ltd.                                                      2,000              20,487
   Casio Computer Co., Ltd.                                             14,000             186,593
   Central Glass Co., Ltd.                                              10,000              74,666
   Central Japan Railway Co.                                               181           1,457,986
   Chiba Bank, Ltd.                                                     44,000             253,206
   Chubu Electric Power Co., Ltd.                                       41,200             858,876
   Chugai Pharmaceutical Co., Ltd.                                      42,000             636,144
   Chugoku Bank, Ltd.                                                    6,000              60,650
   Chugoku Electric Power Co., Ltd.                                     22,100             371,908
   Citizen Watch Co., Ltd.                                              15,000             156,770
   Coca-Cola West Japan Co., Ltd.                                        3,600              86,913
   Comsys Holdings Corp.                                                 5,000              37,096
   Cosmo Oil Co., Ltd.                                                  14,000              34,226
   Credit Saison Co., Ltd.                                               8,900             253,597
   CSK Corp.                                                             3,600             139,210
   Dai Nippon Ink & Chemicals, Inc.                                     37,000              84,035
   Dai Nippon Pharmaceutical Co., Ltd.                                   4,000              30,315
   Dai Nippon Printing Co., Ltd.                                        46,000             703,554
 # Dai Nippon Screen Mfg. Co., Ltd.                                     11,000              68,670
   Daicel Chemical Industries, Ltd.                                     19,000              82,608
   Daido Steel Co., Ltd.                                                11,000              26,393
*# Daiei, Inc.                                                          12,000              35,550
   Daifuku Co., Ltd.                                                     3,000              13,823
   Daihatsu Motor Co., Ltd.                                             20,000             117,602
 # Dai-Ichi Pharmaceutical Co., Ltd.                                    14,400             238,249
   Daikin Industries, Ltd.                                              14,000             331,516
   Daimaru, Inc.                                                        12,000             105,291
   Daishi Bank, Ltd.                                                     8,000              27,477
   Daito Trust Construction Co., Ltd.                                    8,300             298,653
   Daiwa House Industry Co., Ltd.                                       30,000             338,677
   Daiwa Securities Co., Ltd.                                           74,000             516,545
   Denki Kagaku Kogyo KK                                                22,000              69,487
   Denso Corp.                                                          67,700           1,452,863
   Dentsu, Inc.                                                            166             429,387
 * Disco Corp.                                                             500              22,531
   Dowa Mining Co., Ltd.                                                16,000              88,312
   East Japan Railway Co.                                                  235           1,214,356
   Ebara Corp.                                                          13,000              58,473
   Elsai Co., Ltd.                                                      18,600             483,700
   Ezaki Glico Co., Ltd.                                                 3,000              21,331
   Familymart Co., Ltd.                                                  5,200             152,091
   Fanuc, Ltd.                                                          17,800           1,040,257
   Fast Retailing Co., Ltd.                                              8,100             580,586
   Fuji Electric Co., Ltd.                                              40,000              98,385
   Fuji Heavy Industries                                                37,000             182,428
   Fuji Oil Co., Ltd.                                                    1,900     $        22,155
   Fuji Photo Film Co., Ltd.                                            28,000             832,251
   Fuji Soft ABC, Inc.                                                   1,000              33,797
   Fuji Television Network, Inc.                                           124             282,562
   Fujikura, Ltd.                                                       17,000              81,371
   Fujisawa Pharmaceutical Co., Ltd.                                    19,500             431,552
   Fujitsu Support & Service, Inc.                                       2,000              36,142
   Fujitsu, Ltd.                                                       122,000             823,924
 # Fukuoka Bank, Ltd.                                                   30,000             155,361
   Funai Electric Co., Ltd.                                              2,100             289,323
 * Furukawa Electric Co., Ltd.                                          30,000             111,446
   Futaba Industrial Co., Ltd.                                           1,400              21,662
   Glory, Ltd.                                                           1,600              22,659
   Gunma Bank, Ltd.                                                     25,000             115,023
   Gunze, Ltd.                                                           8,000              38,169
   Hachijuni Bank, Ltd.                                                 26,000             155,460
 * Hamamatsu Photonics K.K.                                              1,400              24,269
 * Hankyu Corp.                                                         45,000             173,437
   Hankyu Department Stores, Inc.                                       10,000              88,536
   Hanshin Electric Railway Co., Ltd.                                    7,000              22,722
   Higo Bank, Ltd.                                                       5,000              28,719
   Hikari Tsushin, Inc.                                                  2,700             107,760
   Hino Motors, Ltd.                                                    32,000             192,668
   Hirose Electric Co., Ltd.                                             2,100             229,734
   Hiroshima Bank, Ltd.                                                 30,000             133,727
   Hitachi Cable, Ltd.                                                  18,000              80,868
   Hitachi Chemical Co., Ltd.                                           10,500             177,964
 # Hitachi Construction Machinery Co., Ltd.                              8,000              95,325
   Hitachi High-Technologies Corp.                                       6,400              88,886
 * Hitachi Information Systems, Ltd.                                       900              28,320
   Hitachi Metals, Ltd.                                                  5,000              23,876
   Hitachi Software Engineering Co., Ltd.                                3,000              62,268
 * Hitachi Zosen Corp.                                                  20,000              31,662
   Hitachi, Ltd.                                                       198,000           1,356,892
   Hokkaido Electric Power Co., Inc.                                    10,800             179,934
   Hokkoku Bank, Ltd.                                                    9,000              43,096
   Hokuetsu Paper Mills, Ltd.                                            4,000              21,465
   Hokugin Financial Group, Inc.                                        51,000             103,361
   Hokuriku Electric Power Co., Inc.                                    10,700             175,154
   Honda Motor Co., Ltd.                                                60,600           2,609,772
 * Hosiden Corp.                                                         1,900              23,881
   House Foods Corp.                                                     4,000              51,457
   Hoya Corp.                                                            6,500             670,874
   Hyakugo Bank, Ltd.                                                    5,000              29,744
   Hyakujishi Bank, Ltd.                                                 8,000              49,499
   Ibiden Co., Ltd.                                                      4,200              56,634
   Isetan Co., Ltd.                                                     10,000             134,999
   Ishihara Sangyo Kaisha, Ltd.                                         12,000              23,528
 * Ishikawajima-Harima Heavy Industries Co., Ltd.                       58,000              82,691
 * Isuzu Motors, Ltd.                                                   18,000              42,449
   ITO EN, Ltd.                                                          2,200              94,608
 * Itochu Corp.                                                         82,000             336,206
   Itochu Techno-Science Corp.                                           3,000             116,848
   Ito-Yokado Co., Ltd.                                                 23,000             933,435
   Iyo Bank, Ltd.                                                        9,000              60,441
   Izumi Co., Ltd.                                                       1,000              24,401
*# Japan Airlines System Corp.                                         156,000             454,464
   Japan Aviation Electronics Industry, Ltd.                             2,000              23,124

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   JFE Holdings, Inc.                                                   35,200     $       761,672
   JGC Corp.                                                            12,000             100,676
   Joyo Bank, Ltd.                                                      48,000             189,116
   Jsr Corp., Tokyo                                                     15,400             327,550
   Juroku Bank, Ltd.                                                    12,000              50,718
   Kagoshima Bank, Ltd.                                                  4,000              22,422
   Kajima Corp.                                                         57,000             186,213
   Kaken Pharmaceutical Co., Ltd.                                        3,000              16,327
   Kamigumi Co., Ltd.                                                   14,000              92,021
 * Kanebo, Ltd.                                                         19,000              15,287
   Kaneka Corp.                                                         17,000             156,916
 * Kankaku Securities Co., Ltd.                                         34,000              78,330
   Kansai Electric Power Co., Inc.                                      65,200           1,142,713
   Kansai Paint Co., Ltd., Osaka                                         6,000              35,302
   Kao Corp.                                                            33,000             771,757
   Katokichi Co., Ltd.                                                   2,000              35,274
 # Kawasaki Heavy Industries, Ltd.                                      67,000             100,072
 # Kawasaki Kisen Kaisha, Ltd.                                          30,000             138,130
   KDDI Corp.                                                              257           1,496,407
 # Keihin Electric Express Railway Co., Ltd.                            24,000             142,820
   Keio Electric Railway Co., Ltd.                                      34,000             179,838
 * Keisei Electric Railway Co., Ltd.                                     7,000              23,701
   Keyence Corp.                                                         3,000             692,837
   Kikkoman Corp.                                                        9,000              72,534
   Kinden Corp.                                                         14,000              77,935
   Kinki Nippon Railway Co., Ltd.                                       86,280             317,155
   Kirin Brewery Co., Ltd.                                              60,000             570,179
   Kissei Pharmaceutical Co., Ltd.                                       1,000              21,363
 * Kobayashi Pharmaceutical Co., Ltd.                                      900              23,938
   Kobe Steel, Ltd.                                                    146,000             213,130
 * Koei Co., Ltd.                                                          800              19,834
   Kokuyo Co., Ltd.                                                      6,000              73,090
   Komatsu, Ltd.                                                        55,000             331,215
 * Komeri Co., Ltd.                                                      1,100              31,230
   Komori Corp.                                                          4,000              58,940
   Konami Co., Ltd.                                                      6,200             137,719
   Konica Corp.                                                         32,000             433,182
   Kose Corp.                                                            1,650              56,383
 # Koyo Seiko Co.                                                        9,000              91,192
   Kubota Corp.                                                         88,000             407,172
   Kuraray Co., Ltd.                                                    20,000             150,315
   Kuraya Sanseido, Inc.                                                 2,600              38,905
   Kurita Water Industries, Ltd.                                         7,000              89,155
   Kyocera Corp.                                                        10,700             895,258
   Kyowa Exeo Corp.                                                      5,000              32,821
   Kyowa Hakko Kogyo Co., Ltd.                                          23,000             150,438
   Kyushu Electric Power Co., Inc.                                      26,500             455,883
   Lawson Inc.                                                           5,400             197,954
   Lion Corp.                                                            7,000              40,350
 # Lopro Corp.                                                           2,100              12,780
   Mabuchi Motor Co., Ltd.                                               2,600             174,468
   Makita Corp.                                                          7,000              98,239
   Marubeni Corp.                                                       72,000             164,210
   Marui Co., Ltd.                                                      19,000             253,314
   Matsumotokiyoshi Co., Ltd.                                            2,400              65,709
   Matsushita Electric Industrial Co., Ltd.                            144,188           2,000,059
   Matsushita Electric Works, Ltd.                                      27,000             225,335
 # Mazda Motor Corp.                                                    58,000             187,959
   Meiji Dairies Corp.                                                  16,000              78,617
   Meiji Seika Kaisha, Ltd. Tokyo                                       17,000     $        68,951
   Meitec Corp.                                                          1,800              63,022
   Millea Holdings, Inc.                                                    99           1,282,446
   Minebea Co., Ltd.                                                    18,000              79,080
   Mitsubishi Chemical Corp.                                           132,000             311,523
   Mitsubishi Corp.                                                     91,000             899,060
   Mitsubishi Electric Corp.                                           130,000             641,791
   Mitsubishi Estate Co., Ltd.                                          84,000           1,034,189
   Mitsubishi Gas Chemical Co., Inc.                                    27,000             101,526
   Mitsubishi Heavy Industries, Ltd.                                   178,000             465,667
   Mitsubishi Logistics Corp.                                            7,000              61,026
   Mitsubishi Materials Corp.                                           50,000              95,619
*# Mitsubishi Motors Corp.                                              61,000             120,268
 # Mitsubishi Paper Mills, Ltd.                                         13,000              19,563
 # Mitsubishi Pharma Corp.                                              25,000             262,308
   Mitsubishi Rayon Co., Ltd.                                           30,000             104,931
   Mitsubishi Securities Co., Ltd.                                      21,000             248,969
   Mitsubishi Tokyo Financial Group, Inc.                                  456           3,939,324
   Mitsui & Co., Ltd.                                                   96,000             730,350
   Mitsui Chemicals, Inc.                                               44,000             213,424
   Mitsui Engineering and Shipbuilding Co., Ltd.                        36,000              60,884
   Mitsui Fudosan Co., Ltd.                                             41,000             465,534
   Mitsui Marine & Fire Insurance Co., Ltd.                             82,790             737,114
   Mitsui Mining and Smelting Co., Ltd.                                 26,000             102,918
   Mitsui O.S.K. Lines, Ltd.                                            74,000             350,934
   Mitsui Trust Holdings                                                51,000             339,482
   Mitsukoshi, Ltd.                                                     23,000             112,160
   Mitsumi Electric Co., Ltd.                                            3,700              37,869
   Mizuho Holdings, Inc.                                                   741           3,182,993
   Mori Seiki Co., Ltd.                                                  4,000              33,408
   Murata Manufacturing Co., Ltd.                                       12,700             755,950
   Musashino Bank, Ltd.                                                    600              21,676
 # Nagoya Railroad Co., Ltd.                                            40,000             144,075
   Namco, Ltd.                                                           2,200              55,228
   NEC Corp.                                                           112,000             821,212
   NEC Fielding, Ltd.                                                    1,800              48,574
   Net One Systems Co., Ltd.                                                13              52,302
 * Net One Systems Co., Ltd.                                                13              47,872
   NGK Insulators, Ltd.                                                 19,000             135,158
   NGK Spark Plug Co., Ltd.                                             11,000              98,975
   NHK Spring Co., Ltd.                                                  5,000              28,844
   Nichicon Corp.                                                        2,000              25,478
   Nichii Gakkan Co.                                                     1,760              81,154
   Nichirei Corp.                                                       13,000              41,638
   Nidec Corp.                                                           4,400             477,964
   Nikko Cordial Corp.                                                 130,000             679,794
   Nikon Corp.                                                          21,000             225,777
   Nintendo Co., Ltd., Kyoto                                             9,500             970,835
   Nippon Electric Glass Co., Ltd.                                       7,000             150,066
   Nippon Express Co., Ltd.                                             65,000             351,295
   Nippon Kayaku Co., Ltd.                                               9,000              45,677
   Nippon Light Metal Co., Ltd.                                         11,000              26,038
   Nippon Meat Packers, Inc., Osaka                                     10,000             108,883
   Nippon Mining Holdings, Inc.                                         41,500             191,669
   Nippon Mitsubishi Oil Corp.                                          81,000             460,336
   Nippon Sanso Corp.                                                   14,000              64,078
   Nippon Sheet Glass Co., Ltd.                                         20,000              66,195
   Nippon Shinpan Co., Ltd.                                              7,000              23,889
   Nippon Shokubai Co., Ltd.                                             9,000              65,924
   Nippon Steel Corp.                                                  414,000             838,992

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Nippon System Development Co., Ltd.                                     900     $        17,430
   Nippon Telegraph & Telephone Corp.                                    1,288           6,357,386
   Nippon Television Network Corp.                                         700             107,784
   Nippon Unipac Holding, Tokyo                                             57             278,536
   Nippon Yusen KK                                                      63,000             269,392
   Nipponkoa Insurance Co., Ltd.                                        42,000             241,573
   Nishimatsu Construction Co., Ltd.                                    10,000              33,959
 * Nishi-Nippon Railroad Co., Ltd.                                       8,000              24,567
   Nissan Chemical Industries, Ltd.                                     10,000              71,605
   Nissan Motor Co., Ltd.                                              346,700           3,517,006
   Nissay Dowa General Insurance Co., Ltd.                              13,000              65,314
   Nisshin Seifun Group, Inc.                                           12,000             110,312
   Nisshin Steel Co., Ltd.                                              39,000              78,657
   Nisshinbo Industries, Inc.                                            9,000              59,643
 * Nissho Iwai-Nichmen Holdings Corp.                                    4,000              21,304
   Nissin Food Products Co., Ltd.                                        6,000             145,845
   Nitto Denko Corp.                                                     9,200             497,905
   NOK Corp.                                                             9,000             321,808
   Nomura Research Institute, Ltd.                                       2,600             263,409
   Nomura Securities Co., Ltd.                                         110,000           1,686,068
   Noritake Co., Ltd.                                                    4,000              15,930
   NSK, Ltd.                                                            28,000             126,715
   NTN Corp.                                                            22,000             101,703
   NTT Data Corp.                                                          225             662,537
   NTT Docomo, Inc.                                                      3,227           6,062,934
   Obayashi Corp.                                                       38,000             181,392
   Obic Co., Ltd.                                                          500             101,506
   Odakyu Electric Railway Co., Ltd.                                    36,000             190,675
   Ogaki Kyoritsu Bank, Ltd.                                             8,000              43,151
   Oji Paper Co., Ltd.                                                  59,000             375,304
 * Okasan Securities Co., Ltd.                                           4,000              23,395
 * Oki Electric Industry Co., Ltd.                                      30,000             110,733
 # Okumura Corp.                                                        11,000              54,045
   Olympus Optical Co., Ltd.                                            14,000             252,132
   Omron Corp.                                                          13,000             287,928
   Ono Pharmaceutical Co., Ltd.                                          7,200             315,165
   Onward Kashiyama Co., Ltd.                                            8,000             129,010
   Oracle Corp. Japan                                                    9,900             485,281
 * Orient Corp.                                                         31,000              82,736
   Oriental Land Co., Ltd.                                               7,600             465,447
   Orix Corp.                                                            4,260             433,351
   Osaka Gas Co., Ltd.                                                 132,000             353,445
   OSG Corp.                                                             2,000              21,194
 * Otsuka Corp.                                                            700              32,235
   Paris Miki, Inc.                                                      1,900              41,208
 * Park24 Co., Ltd.                                                        700              21,081
   Pioneer Electronic Corp.                                              9,000             230,680
   Promise Co., Ltd.                                                     6,500             427,262
   Q.P. Corp.                                                            6,000              48,855
 * Resona Holdings, Inc.                                               845,000           1,452,994
   Ricoh Co., Ltd., Tokyo                                               43,000             833,967
   Rinnai Corp.                                                          1,100              33,419
   Rohm Co., Ltd.                                                        6,600             805,032
 * Ryoshoku, Ltd.                                                          800              24,125
 * Sagami Railway Co., Ltd.                                              9,000              26,851
   Saizeriya Co., Ltd.                                                   1,300              17,872
   San In Godo Bank, Ltd.                                                4,000              31,430
   Sanden Corp.                                                          7,000              40,398
   Sanken Electric Co., Ltd.                                             4,000              52,466
   Sankyo Co, Ltd.                                                       4,900             165,987
   Sankyo Co., Ltd.                                                     25,000     $       500,094
 # Sanrio Co., Ltd.                                                      3,000              35,843
   Santen Pharmaceutical Co., Ltd.                                       2,200              32,047
   Sanwa Shutter Corp.                                                   6,000              30,777
   Sanyo Electric Co., Ltd.                                            104,000             406,313
 # Sapporo Breweries, Ltd.                                              19,000              61,704
   Sapporo Hokuyo Holdings, Inc.                                             9              47,094
   Secom Co., Ltd.                                                      13,000             523,812
 * Sega Enterprises, Ltd.                                                9,200              92,706
 # Seibu Railway Co., Ltd.                                              25,000             316,436
   Seino Transportation Co., Ltd.                                        7,000              66,565
 * Seiyu, Ltd.                                                          28,000              97,100
   Sekisui Chemical Co., Ltd.                                           27,000             199,213
   Sekisui House, Ltd.                                                  44,000             458,332
   Seven-Eleven Japan Co., Ltd.                                         64,000           2,020,038
   Seventy-seven (77) Bank, Ltd.                                        20,000             117,886
   SFCG Co., Ltd.                                                          280              49,113
   Sharp Corp. Osaka                                                    65,000           1,100,035
   Shiga Bank, Ltd.                                                      5,000              24,809
   Shikoku Bank, Ltd.                                                    4,000              23,834
   Shikoku Electric Power Co., Inc.                                     13,200             225,432
   Shima Seiki Manufacturing Co., Ltd.                                     700              23,560
   Shimachu Co., Ltd.                                                    2,200              54,828
   Shimadzu Corp.                                                        6,000              30,922
   Shimamura Co., Ltd.                                                   1,700             135,205
   Shimano, Inc.                                                         6,600             155,881
   Shimizu Corp.                                                        38,000             158,915
   Shin-Etsu Chemical Co., Ltd.                                         23,600             827,058
   Shinko Securities Co., Ltd.                                          38,000             126,207
   Shionogi & Co., Ltd.                                                 19,000             310,420
   Shiseido Co., Ltd.                                                   21,000             248,593
   Shizuoka Bank, Ltd.                                                  42,000             342,281
   Showa Denko KK                                                       59,000             126,440
   Showa Shell Sekiyu KK                                                18,000             150,542
   Skylark Co., Ltd.                                                     5,000              95,411
   SMBC Friend Securities Co., Ltd.                                      6,000              28,362
   SMC Corp.                                                             4,300             459,590
 * Snow Brand Milk Products Co., Ltd.                                   12,000              39,306
 # Softbank Corp.                                                       23,200             887,315
 * Sohgo Security Services Co., Ltd.                                     2,100              26,414
   Sony Corp.                                                           51,800           1,906,056
   Square Enix Co., Ltd.                                                 3,900             100,080
   Stanley Electric Co., Ltd.                                            9,000             148,003
 * Sumisho Computer Systems Corp.                                          900              25,775
   Sumitomo Bakelite Co., Ltd.                                           9,000              59,847
   Sumitomo Chemical Co., Ltd.                                         106,000             497,308
   Sumitomo Corp.                                                       68,000             524,611
   Sumitomo Corporation's Leasing, Ltd.                                    900              30,862
   Sumitomo Electric Industries, Ltd.                                   44,000             423,281
   Sumitomo Forestry Co., Ltd.                                           6,000              61,781
 * Sumitomo Heavy Industries, Ltd.                                      31,000              79,627
   Sumitomo Metal Industries, Ltd. Osaka                               314,000             352,262
   Sumitomo Metal Mining Co., Ltd.                                      29,000             172,737
   Sumitomo Mitsui Financial Group, Inc.                                   250           1,785,159
   Sumitomo Osaka Cement Co., Ltd.                                      14,000              33,863
 * Sumitomo Real Estate Sales Co., Ltd.                                    600              24,800
   Sumitomo Realty & Development Co., Ltd.                              26,000             280,341
   Sumitomo Rubber                                                       6,000              49,914

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
                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 # Sumitomo Trust & Banking Co., Ltd.                                   96,000     $       590,116
   Suruga Bank, Ltd.                                                    12,000              79,231
   Suzuken Co., Ltd.                                                     4,080             127,327
   Suzuki Motor Corp.                                                   32,900             535,659
 * T&D Holdings, Inc.                                                    5,900             247,157
   Taiheiyo Cement Corp.                                                45,000              98,289
   Taisei Corp.                                                         52,000             173,197
   Taisho Pharmaceutical Co., Ltd.                                      23,000             467,703
   Taiyo Yuden Co., Ltd.                                                 5,000              72,102
   Takara Shuzo Co., Ltd.                                               10,000              75,615
   Takashimaya Co., Ltd.                                                16,000             176,239
   Takeda Chemical Industries, Ltd.                                     49,000           2,036,715
 # Takefuji Corp.                                                       10,350             688,656
   Takuma Co., Ltd.                                                      2,000              12,949
*# TC Properties Co., Ltd.                                              45,300             246,737
   TDK Corp.                                                             7,400             519,527
   Teijin, Ltd.                                                         50,000             161,509
   Teikoku Oil Co., Ltd.                                                12,000              61,276
   Terumo Corp.                                                         10,500             247,672
   THK Co., Ltd.                                                         5,800             102,990
   TIS, Inc.                                                             2,000              79,629
   Tobu Railway Co., Ltd.                                               43,000             182,543
   Toda Corp.                                                           14,000              51,620
   Toho Co., Ltd.                                                        9,800             140,802
   Toho Gas Co., Ltd.                                                   19,000              63,457
   Tohuku Electric Power Co., Inc.                                      26,600             428,341
 * Tokai Rubber Industries, Ltd.                                         2,000              24,335
   Tokuyama Corp.                                                        5,000              21,375
   Tokyo Broadcasting System, Inc.                                      10,000             177,415
   Tokyo Electric Power Co., Ltd                                        79,600           1,702,382
   Tokyo Electron, Ltd.                                                 10,100             576,617
 # Tokyo Gas Co., Ltd.                                                 157,000             552,371
 * Tokyo Seimitsu Co., Ltd.                                                800              26,986
   Tokyo Steel Manufacturing Co., Ltd.                                   3,400              48,357
   Tokyo Style Co., Ltd.                                                 4,000              45,240
 # Tokyu Corp.                                                          59,000             290,525
 * Tokyu Land Corp.                                                      9,000              27,950
   TonenGeneral Sekiyu KK                                               24,000             203,755
   Toppan Printing Co., Ltd.                                            37,000             450,239
   Toray Industries, Inc.                                               72,000             331,440
   Toshiba Corp.                                                       180,000             773,677
   Tosoh Corp.                                                          30,000             103,501
   Tostem Inax Holding Corp.                                            20,240             414,753
   Toto, Ltd.                                                           19,000             204,171
   Toyo Seikan Kaisha, Ltd.                                             11,300             185,388
   Toyo Suisan Kaisha, Ltd.                                              5,000              60,419
   Toyobo Co., Ltd.                                                     37,000              87,044
   Toyoda Gosei Co., Ltd.                                                6,300             154,288
   Toyota Auto Body Co., Ltd.                                            1,800              27,410
   Toyota Industries Corp.                                              15,300             333,655
   Toyota Motor Credit Corp.                                           235,000           8,480,299
   Toyota Tsusho Corp.                                                  13,000             119,294
   Trans Cosmos, Inc.                                                    1,000              26,338
   Trend Micro Inc.                                                      8,000             301,186
 * Ube Industries, Ltd.                                                 37,000              54,602
   UFJ Holdings, Inc.                                                      343           1,712,536
   UFJ Tsubasa Securities Co. Ltd.                                      28,000             128,216
   Uni-Charm Corp.                                                       3,500             169,838
   Union Tool Co.                                                          800              28,220
   UNY Co., Ltd.                                                         9,000             111,128
   Ushio Inc.                                                            7,000             132,341
   USS Co., Ltd.                                                         1,400     $       112,717
   Victor Co. of Japan, Ltd.                                             6,000              70,521
   Vodafone Holdings KK                                                    164             446,266
   Wacoal Corp.                                                          7,000              74,220
   World Co., Ltd.                                                       2,000              63,573
 # Yakult Honsha Co., Ltd.                                               8,000             110,434
 # Yamada Denki Co., Ltd.                                                5,300             176,988
   Yamaguchi Bank, Ltd.                                                  7,000              71,358
   Yamaha Corp.                                                         11,000             167,098
   Yamaha Motor Co., Ltd.                                               15,000             214,919
   Yamanouchi Pharmaceutical Co., Ltd.                                  20,200             649,044
   Yamato Transport Co., Ltd.                                           24,000             341,338
   Yamazaki Baking Co., Ltd.                                             9,000              83,383
   Yaskawa Electric Corp.                                                8,000              51,465
   Yasuda Fire & Marine Insurance Co., Ltd.                             60,000             523,163
 # Yasuda Trust & Banking Co., Ltd.                                    208,000             411,095
   Yokogawa Electric Corp.                                              12,000             155,275
   Yokohama Rubber Co., Ltd.                                             7,000              25,747
   York-Benimaru Co., Ltd.                                                 800              22,901
   Zeon Corp.                                                            6,000              43,893
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $158,024,572)                                                                  150,988,104
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.3%)
 * Japanese Yen
    (Cost $2,441,305)                                                                    2,467,881
                                                                                   ---------------

TOTAL -- JAPAN
  (Cost $160,465,877)                                                                  153,455,985
                                                                                   ---------------

FRANCE -- (8.0%)
COMMON STOCKS -- (8.0%)
   Accor SA                                                             10,940             453,950
 # AGF (Assurances Generales de
     France SA)                                                         11,361             688,832
   Air France                                                           14,686             240,250
   Air Liquide SA                                                        5,550             973,540
   Air Liquide SA                                                       10,266           1,811,500
   Alcan, Inc.                                                           2,587             102,229
 * Alcatel SA                                                           71,900           1,036,072
 * Alstom SA                                                            40,620              46,690
   Arcelor SA                                                           29,800             500,100
 * Atos Origin                                                           4,218             248,323
 * Aventis                                                              44,765           3,554,401
   AXA                                                                  98,764           2,031,458
   BNP Paribas SA                                                       50,518           3,088,183
   Bollore Technologies SA                                                 203              62,209
   Bouygues                                                             21,845             753,697
 * Business Objects SA                                                   5,500             120,680
 * Cap Gemini SA                                                         7,550             289,581
   Carrefour                                                            40,100           1,958,722
   Casino Guichard Perrachon                                             7,609             664,848
   Cie Generale D'Optique Essilor
     Intenational SA                                                     5,570             345,753
   Clarins SA                                                              370              23,072
   Compagnie de Saint-Gobain                                            19,436             979,092
   Compagnie Francaise d'Etudes et
     de Construction Technip SA                                          1,790             241,150
   Dassault Systemes SA                                                  8,054             368,200
   Dior (Christian) SA                                                  11,036             698,793
   Eiffage SA                                                              942              73,293

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

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Euler-Hermes SA                                                       1,833     $       101,171
   Faurecia SA                                                             312              20,219
   Fimalac SA                                                              560              21,890
 # France Telecom SA                                                   202,365           4,889,626
   Gecina SA                                                             3,700             288,642
   Generale des Establissements Michelin SA Series B                     8,009             391,323
   Groupe Danone                                                         7,642           1,319,021
   Havas SA                                                             12,513              66,426
 * Hermes International SA                                               2,997             589,201
   Imerys SA                                                             1,000             227,498
 * JC Decaux SA                                                          9,528             203,418
   Klepierre SA                                                          1,862             128,138
   LaFarge SA                                                            9,716             833,066
   LaFarge SA Prime Fidelity                                             8,604             745,456
 # Lagardere S.C.A. SA                                                   7,700             470,346
   L'Oreal                                                              51,116           3,970,231
   LVMH (Louis Vuitton Moet Hennessy)                                   37,151           2,656,305
   Metropole Television SA                                               3,117              87,213
   Neopost SA                                                            1,118              63,403
   Pernod-Ricard SA                                                      3,950             494,674
   Peugeot SA                                                           14,309             808,056
   Pinault Printemps Redoute SA                                          8,640             903,333
   Publicis Groupe                                                      13,617             401,386
   Remy Cointreau SA                                                     1,518              50,686
   Renault SA                                                           18,294           1,363,211
   Rexel SA                                                              3,619             149,501
 * SA Des Galeries Lafayette                                               559             108,320
   Sagem SA                                                              2,048             224,440
   Sanofi Synthelabo                                                    55,603           3,680,703
   Schneider SA                                                         12,889             868,235
 * Scor SA                                                              28,551              41,835
   SEB SA Prime Fidelite 2002                                              764              85,917
   SEB SA Prime Fidelity                                                   990             111,222
   Societe BIC SA                                                        3,600             156,173
   Societe des Ciments de Francais                                         737              57,300
   Societe Generale d'Enterprise SA                                      4,640             445,642
   Societe Generale, Paris                                              24,826           2,105,734
   Societe Television Francaise 1                                       14,555             452,486
   Sodexho Alliance SA                                                   9,712             252,749
   Somfy Interational SA                                                   134              25,189
 # Ste des Autoroutes du Sud de la France                               19,738             753,313
   Stmicroelectronics NV                                                53,696           1,210,496
 # Suez (ex Suez Lyonnaise des Eaux)                                    56,220           1,094,851
   Thales SA                                                            13,084             461,738
   Thomson Multimedia                                                   15,000             286,223
   Total SA                                                             35,906           6,745,359
   Unibail SA                                                            2,500             248,738
   Valeo SA                                                              5,000             202,923
*# Veolia Environnement SA                                              26,535             710,143
 * Vivendi Universal SA                                                 59,936           1,529,557
 * Wanadoo SA                                                           43,078             419,616
 * Wendel Investissement                                                 3,203             151,900
   Zodiac SA                                                             4,460             144,946
                                                                                   ---------------
TOTAL -- FRANCE
  (Cost $59,763,136)                                                                    65,173,806
                                                                                   ---------------
SWITZERLAND -- (6.2%)
COMMON STOCKS -- (6.0%)
 * ABB, Ltd.                                                           153,897     $       862,658
 * Actelion, Ltd.                                                        1,600             175,795
 * Adecco SA                                                            16,373             788,292
   Baloise-Holding                                                       3,300             132,988
 * BKW FMB Energie AG                                                       90              38,808
 * Ciba Spezialitaetenchemie Holding AG                                  4,525             309,165
   Cie Financiere Richemont AG Series A                                 46,023           1,185,479
   Clariant AG                                                          15,571             214,972
 * Credit Swisse Group                                                  78,497           2,700,557
 * Fischer (Georg) AG, Schaffhausen                                        145              31,613
 * Forbo Holding AG, Eglisau                                               102              26,429
   Geberit AG                                                              274             176,430
 # Givaudan SA                                                             573             306,427
 # Holcim, Ltd.                                                         17,803             926,510
   Julius Baer Holding AG                                                  540             157,036
 * Kudelski SA                                                           3,084              94,509
   Kuehne & Nagel International AG                                       1,500             197,277
   Kuoni Reisen Holding AG                                                 180              71,474
 * Lindt & Spruengli AG                                                      7              77,698
 * Logitech International SA                                             3,319             153,293
   Lonza Group AG                                                        2,970             145,088
   Nestle SA, Cham und Vevey                                            26,340           6,857,764
   Nobel Biocare Holding AG                                              1,700             252,717
 # Novartis AG                                                         208,860           9,394,211
   Phonak Holding AG                                                     4,487             134,144
   Publicitas Holding SA, Lausanne                                         104              32,371
   Roche Holding AG Bearer                                              17,260           2,375,601
   Roche Holding AG Genusschein                                         45,853           4,829,271
   Schindler Holding AG                                                    210              60,066
   Schindler Holding AG                                                  1,030             314,126
 # Serono SA                                                             1,109             676,087
 # Societe Generale de Surveillance Holding SA                             770             444,043
   Straumann Holding AG                                                  1,000             207,067
   Sulzer AG, Winterthur                                                   165              41,094
 # Swatch Group AG                                                       2,692             375,609
 * Swiss Life AG                                                         2,140             269,743
 # Swiss Reinsurance Co., Zurich                                        21,255           1,319,433
 # Swisscom AG                                                           7,449           2,315,607
 * Syngenta AG                                                           7,449             590,903
 # Synthes, Inc.                                                        10,130           1,192,705
   Tecan Group AG                                                          627              26,776
 # The Swatch Group AG                                                  18,164             516,560
 # UBS AG                                                               77,901           5,590,760
 * Unaxis Holding AG                                                       912             103,285
   Valora Holding AG                                                       209              49,484
 * Zimmer Holdings, Inc.                                                 3,010             254,353
 * Zurich Financial SVCS AG                                              9,504           1,495,356
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $39,080,073)                                                                    48,491,634
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.2%)
 * Swiss Francs
    (Cost $1,225,916)                                                                    1,241,865
                                                                                   ---------------

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Swiss Life Holdings AG
     Rights 06/02/04
     (Cost $0)                                                           1,380     $             0
                                                                                   ---------------
TOTAL -- SWITZERLAND
  (Cost $40,305,989)                                                                    49,733,499
                                                                                   ---------------
GERMANY -- (5.5%)
COMMON STOCKS -- (5.5%)
   Aachener und Muenchener Beteiligungs AG                                 596              43,017
   Adidas-Salomon AG                                                     2,400             284,395
 * Aixtron AG                                                            2,400              14,104
   Allianz AG                                                           22,867           2,390,586
   Altana AG                                                            11,010             716,347
   BASF AG                                                              31,350           1,606,578
   Bayer AG                                                             40,100           1,148,303
 # Bayerische Motorenwerke AG                                           44,192           1,875,896
 * Bayerische Vereinsbank AG                                            46,769             790,055
 # Beiersdorf AG                                                         7,703             870,744
   Commerzbank AG                                                       31,673             517,366
 # Continental AG                                                        7,400             333,098
 * D. Logistics AG                                                       1,200               2,542
   DaimlerChrysler AG                                                   56,252           2,503,585
 # Deutsche Bank AG                                                     31,988           2,517,999
 # Deutsche Boerse AG                                                    5,900             314,241
   Deutsche Lufthansa AG                                                30,202             433,678
   Deutsche Post AG                                                     98,718           1,982,253
 * Deutsche Telekom AG                                                 290,398           4,888,094
   Douglas Holding AG                                                    1,500              40,034
   E.ON AG                                                              37,998           2,647,377
 * Epcos AG                                                              2,800              56,825
 * Fraport AG                                                            3,274              94,674
 * Freenet.De AG                                                           854              78,372
   Fresenius Medical Care AG                                             5,195             384,298
   Gehe AG                                                               6,588             375,683
 * Hannover Rueckversicherungs AG                                        3,742             127,269
 * Heidelberger Druckmaschinen AG                                        2,678              84,886
   Heidelberger Zement AG                                                7,569             333,452
   Hochtief AG                                                           2,695              59,148
 * Hypo Real Estate Holding AG                                           6,387             179,544
 * Infineon Technologies AG                                             43,704             592,044
   Karstadt Quelle AG                                                    7,555             156,042
 # Linde AG                                                              7,404             383,412
   MAN AG                                                                8,122             300,011
   Medion AG                                                             2,346              88,925
   Merck KGAA                                                            2,700             150,552
*# Metro AG                                                             29,088           1,410,639
   MG Technologies AG                                                   11,945             155,452
 # Munchener Rueckversicherungs-Gesellschaft AG                         15,448           1,583,629
   Oldenburgische Landesbank AG                                            637              50,562
 # Preussag AG                                                           9,786             189,951
   Puma AG                                                                 800             194,765
   Rwe AG (Neu)                                                            800              31,294
   Rwe AG (NEU) Series A                                                29,611           1,302,004
 # SAP AG (Systeme Anwendungen
     Produkte in der Datenverarbeitung)                                 21,517           3,477,864
   Schering AG                                                          10,800             589,631
 * SGL Carbon AG                                                         1,750              16,780
   Siemens AG                                                           47,475           3,359,921
   Stada Arzneimittel AG                                                 1,121     $        58,007
   Suedzucker AG                                                        13,568             270,754
   ThyssenKrupp AG                                                      36,653             613,081
 * T-Online International AG                                            76,305             878,324
   United Internet AG                                                    1,321              33,164
   Volkswagen AG                                                        20,257             887,366
 * WCM Beteiligungs AG                                                  11,608              16,481
                                                                                   ---------------
TOTAL -- GERMANY
  (Cost $48,582,936)                                                                    44,485,098
                                                                                   ---------------
NETHERLANDS -- (3.9%)
COMMON STOCKS -- (3.9%)
   ABN-AMRO Holding NV                                                 122,634           2,612,136
   Aegon NV                                                            117,874           1,423,571
 * Air France                                                            2,614              42,466
   AKZO Nobel NV                                                        20,687             745,101
   Buhrmann NV                                                           6,020              57,363
   DSM NV                                                                7,868             388,534
   Elsevier NV                                                          57,907             807,817
 * Getronics NV                                                         27,590              76,293
 * Hagemeyer NV                                                         21,897              46,884
   Heineken Holding NV Series A                                         27,038             793,539
   Heineken NV                                                          56,719           1,874,693
 * Hunter Douglas NV                                                     3,502             163,215
   IHC Caland NV                                                         2,124             100,190
   ING Groep NV                                                        166,457           3,760,069
 * Koninklijke Ahold NV                                                145,070           1,134,825
   Koninklijke KPN NV                                                  199,776           1,453,124
 * Koninklijke Numico NV                                                12,248             389,125
   Koninklijke Philips Electronics NV                                   90,808           2,480,208
   Koninklijke Vendex KBB NV                                             5,978             111,200
 * Norit NV                                                             34,890             611,540
   Oce NV                                                                4,991              74,278
   Randstad Holdings NV                                                  8,050             211,474
   Royal Dutch Petroleum Co., Den Haag                                 143,761           7,191,425
   TNT Post Groep NV                                                    45,904           1,030,728
   Unilever NV                                                          39,438           2,591,402
   Vedior NV                                                            15,338             228,694
   VNU NV                                                               19,323             568,964
   Wolters Kluwer NV                                                    21,861             370,518
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $32,721,347)                                                                    31,339,376
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Air France Warrants 11/06/07                                          2,377               2,990
 * ING Groep NV Coupons 06/17/05                                       166,457                   0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $4,469)                                                                              2,990
                                                                                   ---------------
TOTAL -- NETHERLANDS
  (Cost $32,725,816)                                                                    31,342,366
                                                                                   ---------------
AUSTRALIA -- (3.9%)
COMMON STOCKS -- (3.8%)
   Amcor, Ltd.                                                          61,317             284,200
   AMP Limited                                                         111,330             442,508
   Ansell, Ltd.                                                         12,403              69,843
   APN News & Media, Ltd.                                               23,741              69,246
   Aristocrat Leisure, Ltd.                                             25,976              79,469
   Australand Property Group                                            30,781              35,790

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Australia & New Zealand Banking Group, Ltd.                         121,193     $     1,559,324
   Australian Gas Light Co.                                             31,475             264,612
   Australian Stock Exchange, Ltd.                                       5,600              61,366
   AWB, Ltd.                                                            15,115              52,837
   AXA Asia Pacific Holdings, Ltd.                                     139,317             337,403
   Bendigo Bank, Ltd.                                                    5,694              42,157
   BHP Billiton, Ltd.                                                  261,912           2,247,754
   BHP Steel Ltd                                                        51,941             229,657
 * Billabong International, Ltd.                                        10,606              62,337
   Boral, Ltd.                                                          36,452             152,438
   Brambles Industries, Ltd.                                            66,718             280,980
   Brickworks, Ltd.                                                      5,844              35,756
 * Burns, Philp & Co., Ltd.                                             90,152              40,508
   Caltex Australia, Ltd.                                               12,048              74,257
   Coca-Cola Amatil, Ltd.                                               35,542             180,045
   Cochlear, Ltd.                                                        3,100              45,330
   Coles Myer, Ltd.                                                     94,099             569,176
   Commonwealth Bank of Australia                                       87,566           2,050,990
   Computershare, Ltd.                                                  34,090              73,930
   CSL, Ltd.                                                            10,618             174,368
   CSR, Ltd.                                                            55,115              75,854
 * Davids Limited                                                       27,928              52,024
   Deutsche Office Trust                                                44,700              39,515
   Flight Centre, Ltd.                                                   4,194              52,790
   Foodland Associates, Ltd.                                             6,090              80,175
   Foster's Group, Ltd.                                                150,976             491,118
   Futuris Corp., Ltd.                                                  42,265              46,748
   General Property Trust                                               75,385             184,635
   Harvey Norman Holdings, Ltd.                                         91,545             178,160
   Iluka Resources, Ltd.                                                15,365              43,569
   Insurance Australiz Group, Ltd.                                     119,754             389,137
   James Hardies Industries NL                                          30,184             129,520
   John Fairfax Holdings, Ltd.                                          55,963             138,133
   Leighton Holdings, Ltd.                                              23,641             136,245
   Lend Lease Corp., Ltd.                                               31,264             224,042
   Lion Nathan, Ltd.                                                    43,600             205,274
   Macquarie Bank, Ltd.                                                 14,533             345,861
   Macquarie Infrastructure Group                                       69,634             156,484
   Mayne Group, Ltd.                                                    49,547             105,844
   Mirvac, Ltd.                                                         46,875             141,960
   National Australia Bank, Ltd.                                       106,524           2,276,671
   National Foods, Ltd.                                                  9,831              30,489
   Newcrest Mining, Ltd.                                                21,576             194,614
   News Corp., Ltd.                                                    158,899           1,459,558
   News Corp., Ltd. Pref Ordinary                                      284,248           2,414,182
   Onesteel, Ltd.                                                       36,779              58,978
   Orica, Ltd.                                                          17,659             184,413
   Origin Energy, Ltd.                                                  46,223             173,944
 * Oxiana, Ltd.                                                         52,556              31,130
   Paperlinx, Ltd.                                                      29,331             101,845
   Patrick Corp., Ltd.                                                  33,558             116,879
   Perpetual Trustees Australia, Ltd.                                    1,977              62,085
   Publishing and Broadcasting, Ltd.                                    60,779             534,981
   QBE Insurance Group, Ltd.                                            47,261             420,847
   Quantas Airways, Ltd.                                               163,543             400,387
   Rinker Group, Ltd.                                                   62,315             333,130
   Rio Tinto, Ltd.                                                      35,325             881,520
 * Rural Press, Ltd.                                                     5,203              27,966
   Santos, Ltd.                                                         38,543             186,416
 * Scigen                                                               11,443                 522
   Sigma Co., Ltd.                                                       7,216     $        39,120
   Sonic Healthcare, Ltd.                                               16,529             103,940
 * Sons of Gwalia, Ltd.                                                  7,201              13,834
 * Southcorp, Ltd.                                                      49,137             110,815
   St. George Bank, Ltd.                                                30,907             483,474
 * Stockland Trust Group                                                 1,070               3,993
   Stockland Trust Group                                                31,060             116,961
   Suncorp-Metway, Ltd.                                                 36,688             361,170
   Tab, Ltd.                                                            27,500              93,375
   Tabcorp Holdings, Ltd.                                               29,534             282,115
   Telstra Corp., Ltd.                                                 603,648           2,017,761
   Ten Network Holdings, Ltd.                                           17,535              35,911
   Toll Holdings, Ltd.                                                  19,556             149,255
   Transurban Group                                                     32,295             103,709
   Washington H. Soul Pattinson & Co., Ltd.                             10,671              47,205
   Wesfarmers, Ltd.                                                     24,851             500,669
   West Australian Newspapers Holdings, Ltd.                            10,881              51,267
   Westfield Holdings, Ltd.                                             37,309             388,868
 * Westfield Trust                                                          57                 169
   Westfield Trust                                                       2,312               7,013
   Westpac Banking Corp.                                               126,435           1,549,889
   WMC Resources, Ltd.                                                  75,345             248,221
   WMC, Ltd.                                                            75,646             286,789
   Woodside Petroleum, Ltd.                                             56,079             633,847
   Woolworths, Ltd.                                                     69,050             580,794
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $23,701,372)                                                                    30,834,090
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.1%)
 * Australian Dollar
    (Cost $467,463)                                                                        472,133
                                                                                   ---------------
TOTAL -- AUSTRALIA
  (Cost $24,168,835)                                                                    31,306,223
                                                                                   ---------------
ITALY -- (3.0%)
COMMON STOCKS -- (3.0%)
 * Acea SpA                                                              4,000              28,421
 * AEM SpA                                                              24,480              45,849
*# Alitalia Linee Aeree Italiane SpA Series A                           50,000              14,325
   Alleanza Assicurazioni SpA                                           43,804             479,196
   Assicurazioni Generali SpA, Trieste                                  58,514           1,516,664
 * Autogrill SpA, Novara                                                10,000             141,983
 * Banca Antoniana Popolare Veneta SpA                                   9,599             191,443
   Banca Fideuram SpA                                                   50,948             291,817
   Banca Monte Dei Paschi di Siena SpA                                 135,554             420,411
 * Banca Nazionale del Lavoro SpA                                      101,562             212,802
   Banca Popolare di Lodi Scarl                                          9,804              89,821
   Banca Popolare di Milano                                             14,520              85,453
   Banco Popolare di Verona e Novara SpA                                16,000             262,526
   Benetton Group SpA                                                    6,950              78,722
   Bulgari SpA                                                          13,000             125,702
   Capitalia SpA                                                       100,360             296,643
 # Cassa di Risparmio di Firenze SpA                                    21,455              36,802
 # Compagnia Assicuratrice Unipol SpA                                   11,382              44,424
   Credito Italiano                                                    327,819           1,532,769

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   E.Biscom SpA                                                          1,000     $        58,177
*# Edison SpA                                                          167,195             289,643
 # Eni SpA                                                             198,578           4,035,829
 # Ente Nazionale per L'Energia Elettrica SpA                          370,835           3,033,887
 * Fiat SpA                                                             39,286             278,277
 * Finecogroup SpA                                                      14,490              85,108
 # Finmeccanica SpA                                                    385,000             290,622
   Gruppo Editoriale L'espresso SpA                                     16,000              98,264
 # Intesabci SpA                                                       316,482           1,136,135
   Italcementi SpA                                                       6,680              83,581
 # Luxottica Group SpA                                                  24,655             399,314
   Mediaset SpA                                                         66,880             732,927
   Mediobanca SpA                                                       34,000             389,312
 # Mediolanum SpA                                                       33,000             222,156
   Mondadori (Arnoldo) Editore SpA                                      10,500             100,070
   Pirelli & Co. SpA                                                    93,332              95,767
   RAS SpA (Riunione Adriatica di Sicurta)                              38,672             693,268
   SAI SpA (Sta Assicuratrice Industriale), Torino                       3,906              86,897
   Saipem SpA                                                           16,937             154,273
   San Paolo-IMI SpA                                                    66,607             762,673
   Seat Pagine Gialle SpA                                                8,018               3,182
 * Seat Pagine Gialle SpA, Torino                                        3,041               1,290
   SNAM Rete Gas SpA                                                   105,674             444,900
   SNIA SpA                                                              9,248               2,786
   Societe Cattolica di Assicurazoni Scarl SpA                             934              36,287
 * Sorin SpA                                                            13,872              35,574
   Telecom Italia Mobile SpA                                           485,179           2,629,586
 # Telecom Italia SpA                                                  701,433           2,151,065
 * Tiscali SpA                                                          13,000              56,965
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $22,777,237)                                                                    24,283,588
                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
 * Fiat SpA
    (Cost $43,047)                                                       3,000              12,827
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Fiat SpA Warrants 01/31/07
    (Cost $0)                                                            1,677                 372
                                                                                   ---------------
TOTAL -- ITALY
  (Cost $22,820,284)                                                                    24,296,787
                                                                                   ---------------
SPAIN -- (2.8%)
COMMON STOCKS -- (2.8%)
   Acciona SA                                                            4,613             291,583
 # Acerinox SA                                                           3,500             191,804
 * Antena 3 Television                                                     898              45,629
 # Autopistas Concesionaria Espanola SA                                 37,894             638,828
 # Banco Bilbao Vizcaya SA                                             182,100           2,412,663
   Banco de Andalucia                                                      655              57,893
   Banco de Sabadell SA                                                 10,406             214,226
 # Banco de Valencia SA                                                  4,181              87,190
   Banco Pastor SA                                                       1,281              38,009
 # Banco Popular Espanol SA, Madrid                                     14,722             827,598
   Banco Santander Central Hispanoamerica SA                           271,784           2,888,095
   Bankinter SA                                                          3,867     $       144,643
   Cementos Portland SA                                                  1,338              80,262
 * Centros Comerciales Carrefour SA                                     20,065             386,964
 # Cia Espanola de Petroleous SA                                        10,942             361,073
   Compania de Distribucion Integral Logista SA                          1,457              46,762
*# Coporacion Financiera Reunida SA                                      6,070              65,427
   Corporacion Mapfre Compania Internacional de Reaseguros SA           12,760             145,206
   Ebro Puleva SA                                                        2,892              35,259
 * Enagas SA                                                            11,325             127,113
   Endesa SA, Madrid                                                    60,300           1,113,186
   Fomento de Construcciones y Contratas SA                              9,577             344,921
 * Gamesa Corporacion Technologica SA                                    3,024             135,615
 # Gas Natural SA, Buenos Aires                                         35,972             859,438
 # Grupo Ferrovial SA                                                   10,223             402,422
   Iberdrola SA                                                         51,300           1,034,950
   Iberia Lineas Aereas de Espana SA                                    57,296             164,560
   Indra Sistemas SA                                                     7,600              97,182
   Industria de Diseno Textil SA                                        51,131           1,175,582
 # Metrovacesa SA                                                        3,614             138,483
   OCP Construcciones SA, Madrid                                         7,622             372,022
   Promotora de Informaciones SA                                        13,866             239,702
   Red Electrica de Espana S.A.                                          6,151             101,948
   Repsol SA                                                            75,700           1,601,540
   Sociedad General de Aguas de Barcelona SA                             6,192             103,104
 * Sociedad General de Aguas de Barcelona SA                                61               1,024
 * Sogecable SA                                                          5,430             224,757
 # Sol Melia SA                                                          8,400              72,344
   Tabacalera SA                                                        15,900             486,536
 * Tele Pizza SA                                                         7,000              12,734
 # Telefonica de Espana SA                                             282,457           4,103,377
 # Telefonica Publicidad e Informacion SA                               23,179             160,049
   Union Fenosa SA                                                      19,200             409,593
 # Vallehermoso SA                                                      17,641             259,758
 # Zardoya Otis SA                                                       9,831             200,448
*# Zeltia SA                                                            10,500              76,366
                                                                                   ---------------
TOTAL -- SPAIN
  (Cost $18,314,874)                                                                    22,977,868
                                                                                   ---------------
SWEDEN -- (2.0%)
COMMON STOCKS -- (1.9%)
 * Ainax AB                                                              1,922              53,962
   Alfa Laval AB                                                         7,600             117,372
   Assa Abloy AB Series B                                               20,500             237,744
   Atlas Copco AB Series A                                               9,300             343,347
   Atlas Copco AB Series B                                               3,600             122,519
   Axfood AB                                                             2,700              67,815
   Billerud AB                                                           3,200              49,816
 * Bostads AB Drott                                                      1,175              21,119
   Castellum AB                                                          2,200              51,893
 * Drott Series AB                                                       4,700              65,734
   Electrolux AB Series B                                               18,500             367,329
   Eniro AB                                                              8,200              64,408
   Gambro AB Series A                                                   15,300             138,024
   Gambro AB Series B                                                    5,200              46,202

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Getinge AB                                                           11,600     $       135,280
   Hennes & Mauritz AB Series B                                         57,900           1,433,926
   Hoganas AB Series B                                                   1,300              32,195
   Holmen AB Series B                                                    4,300             123,263
 * Lundin Petroleum AB                                                   9,000              51,527
 * Modern Times Group AB Series B                                        1,800              32,353
   Netcom AB Series B                                                    8,700             374,460
   Nordic Baltic Holdings AB                                           201,048           1,362,396
 * OMHEX AB                                                              6,500              86,239
   Sandvik AB                                                           16,700             567,170
   Scania AB                                                             4,000             123,357
   Scania AB Series B                                                    5,400             169,290
   Securitas AB Series B                                                20,900             258,050
   Skandia Insurance AB                                                 63,500             254,688
   Skandinaviska Enskilda Banken Series A                               53,100             765,653
   Skanska AB Series B                                                  19,500             162,968
   SSAB Swedish Steel Series A                                           3,500              58,546
   SSAB Swedish Steel Series B                                           1,400              22,660
   Svenska Cellulosa AB Series B                                        12,700             492,126
   Svenska Handelsbanken Series A                                       45,800             891,156
   Svenska Kullagerfabriken AB Series A                                  2,300              83,186
   Svenska Kullagerfabriken AB Series B                                  5,200             189,719
   Swedish Match AB (Frueher Svenska Taendsticks AB)                    20,400             215,211
   Tele2 AB Series A                                                       800              34,189
 * Telefon AB L.M. Ericsson Series B                                   950,800           2,658,934
 # Telia AB                                                            381,900           1,614,475
   Tietoenator Corp. AB                                                  3,400             100,829
   Trelleborg AB Series B                                                4,200              76,123
 # Volvo AB Series A                                                     8,900             277,542
 # Volvo AB Series B                                                    20,900             683,228
   WM-Data AB Series B                                                   8,500              18,969
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $13,843,369)                                                                    15,096,992
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.1%)
 * Swedish Krona
    (Cost $643,514)                                                                        647,648
                                                                                   ---------------
TOTAL -- SWEDEN
  (Cost $14,486,883)                                                                    15,744,640
                                                                                   ---------------
HONG KONG -- (1.3%)
COMMON STOCKS -- (1.3%)
   ASM Pacific Technology, Ltd.                                         12,000              47,890
   Bank of East Asia, Ltd.                                              64,910             184,206
   Cathay Pacific Airways, Ltd.                                        176,000             332,237
   Cheung Kong Holdings, Ltd.                                          105,600             793,150
   Cheung Kong Infrastructure Holdings, Ltd.                            99,000             240,040
   China Merchants Holdings (International) Co., Ltd.                   54,000              71,316
   China Unicom, Ltd.                                                  232,000             176,330
   CLP Holdings, Ltd.                                                  110,400             584,908
   CNOOC, Ltd.                                                         712,500             303,260
   Dah Sing Financial Holdings, Ltd.                                     3,600              24,187
   Esprit Holdings, Ltd.                                                54,541             237,325
   Giordano International, Ltd.                                         40,000              24,496
   Hang Lung Development Co., Ltd.                                      24,000              32,640
   Hang Lung Properties, Ltd.                                          113,500     $       147,677
   Hang Seng Bank, Ltd.                                                103,000           1,304,014
   Henderson Investment, Ltd.                                           72,000              84,964
   Henderson Land Development Co., Ltd.                                 97,000             417,942
 * Hong Kong and China Gas Co., Ltd.                                    51,000              80,526
   Hong Kong Electric Holdings, Ltd.                                    93,707             391,998
   Hong Kong Exchanges & Clearing, Ltd.                                 48,000              99,557
   Hopewell Holdings, Ltd.                                              38,000              66,099
   Hutchison Whampoa, Ltd.                                             218,500           1,477,411
   Hysan Development Co., Ltd.                                          41,242              66,380
   I-Cable Communications, Ltd.                                          9,854               3,786
   Johnson Electric Holdings, Ltd.                                     168,000             158,097
   Kerry Properties, Ltd.                                               18,000              29,122
   Kowloon Motor Bus Holdings, Ltd.                                      1,200               5,894
 * Legend Group, Ltd.                                                  174,000              54,657
   Li & Fung, Ltd.                                                     126,000             186,333
 * MTR Corp., Ltd.                                                      18,500              27,017
   New World Development Co., Ltd.                                     128,860              99,968
   NWS Holdings Ltd.                                                    27,000              32,198
 * PCCW, Ltd.                                                          235,265             159,917
   SCMP Group, Ltd.                                                     39,198              15,697
   Shangri-La Asia, Ltd.                                                99,872              98,111
   Sino Land Co., Ltd.                                                 180,644             105,354
   Smartone Telecommunications Holdings, Ltd.                           23,000              24,652
   Sung Hungkai Properties, Ltd.                                       118,706           1,007,851
   Swire Pacific, Ltd. Series A                                         42,500             274,021
   Techtronic Industries Co., Ltd.                                      28,000              84,287
   Television Broadcasts, Ltd.                                          20,000              87,987
   Texwinca Holdings, Ltd.                                              60,000              47,707
   Wharf Holdings, Ltd.                                                107,542             303,130
   Wheelock and Co., Ltd.                                               29,000              34,755
   Wing Hang Bank, Ltd.                                                  4,500              26,303
 # Yue Yuen Industrial (Holdings), Ltd.                                 69,000             171,914
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $10,956,855)                                                                    10,227,311
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Hong Kong Dollars
    (Cost $166,551)                                                                        166,537
                                                                                   ---------------
TOTAL -- HONG KONG
  (Cost $11,123,406)                                                                    10,393,848
                                                                                   ---------------
FINLAND -- (1.2%)
COMMON STOCKS -- (1.2%)
   Amer-Yhtymae Oyj Series A                                             1,500              76,996
 * Elisa Communications Corp.                                           10,063             125,447
   Fortum Oyj                                                           90,288           1,060,115
   KCI Konecranes International Oyj                                        700              24,185
   Kemira Oyj                                                            4,000              50,523
   Kesko Oyj                                                             6,400             126,002
   Kone Corp.                                                            5,140             296,022
   Metso Oyj                                                            10,444             127,906
   M-real Oyj Series B                                                   9,000              76,581
   Nokia Oyj                                                           342,121           4,686,868
   Nokian Renkaat Oyj                                                      500              46,203
   Orion-Yhtyma Oyj Series A                                               200               5,052
   Orion-Yhtyma Oyj Series B                                             2,000              50,850
   Outokumpu Oyj Series A                                               15,900             240,890

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Pohjola Group P.L.C. Series D                                         9,600     $        93,522
   Rautaruukki Oyj Series K                                              8,700              64,769
   Sampo Insurance Co., Ltd.                                            58,700             582,159
   Sanoma-Wsoy Oyj Series A                                              1,391              24,797
   Sanoma-Wsoy Oyj Series B                                             13,063             232,680
   Stora Enso Oyj Series R                                              67,900             880,090
   Tietoenator Corp.                                                     2,800              82,623
   Upm-Kymmene Oyj                                                      45,800             822,604
   Uponor Oyj Series A                                                   2,300              73,143
   Wartsila Corp. Oyj Series B                                           2,900              59,225
                                                                                   ---------------
TOTAL -- FINLAND
  (Cost $9,986,195)                                                                      9,909,252
                                                                                   ---------------
BELGIUM -- (0.8%)
COMMON STOCKS -- (0.8%)
   AGFA-Gevaert NV, Mortsel                                              7,300             177,527
   Algemene Mij Voor Nijverheidskredit Almanij                           6,572             398,651
   Barco (New) NV                                                          400              34,950
   Bekaert SA                                                              700              40,451
   Cie Martime Belge SA                                                    300              28,204
   Cofinimmo SA                                                            200              25,644
   Colruyt SA Halle                                                      1,700             185,219
 * Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean                 3,600             168,319
 # Dexia SA                                                             50,657             847,840
   D'Ieteren SA                                                            290              57,729
 # Electrabel SA                                                         2,900             945,514
   Exmar NV                                                                300              16,468
 # Fortis AG                                                            53,679           1,141,072
   Groupe Bruxelles Lambert                                              2,500             154,459
   Interbrew SA                                                         23,590             720,029
   KBC Bancassurance Holding SA                                         15,700             899,884
 * Mobistar SA                                                           2,500             156,404
   Omega Pharma SA                                                         500              24,185
   Solvay SA                                                             4,400             354,131
 # UCB SA                                                                7,600             353,722
 * Umicore-Strip VVPR                                                       55                  10
   Union Miniere SA                                                      1,155              70,118
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $6,205,870)                                                                     6,800,530
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Cofinimmo SA Rights 06/11/04
     (Cost $0)                                                             200                   0
                                                                                   ---------------
TOTAL -- BELGIUM
  (Cost $6,205,870)                                                                      6,800,530
                                                                                   ---------------
DENMARK -- (0.7%)
COMMON STOCKS -- (0.7%)
   Bang & Olufsen Holding A.S. Series B                                    290              16,864
   Carlsberg A.S. Series B                                               3,475             170,044
   Codan A.S.                                                              500              20,955
   Coloplast A.S. Series B                                                 970              94,284
   Dampskibsselskabet Svendborg A.S.                                       254           1,654,295
   Danisco A.S.                                                          2,450             116,113
   Danske Bank A.S.                                                     37,056             842,536
   DSV, De Sammensluttede Vognmaend A.S.                                   880              40,525
   East Asiatic Co., Ltd.                                                  900              39,974
 * FLS Industries                                                          890     $        12,054
   GN Great Nordic A.S.                                                  9,620              72,227
   Group 4 Falck A.S.                                                    3,480              80,626
   H. Lundbeck A.S.                                                     14,002             310,827
   ISS A.S.                                                              1,763              84,298
 * Jyske Bank A.S.                                                       1,330              70,123
   Koebenhavns Lufthavne                                                   280              39,715
   NKT Holding A.S.                                                      1,100              21,523
   Novo-Nordisk A.S. Series B                                           14,150             650,675
   Novozymes A.S. Series B                                               2,830             123,960
   Sydbank A.S.                                                            240              34,350
   Tele Danmark A.S.                                                    12,110             408,545
 * TK Development                                                          614               1,321
 * Topdanmark A.S.                                                       1,300              78,608
 * Vestas Wind Systems A.S.                                              4,400              58,650
 * Vestas Wind Systems A.S. Issue 04                                     1,466              19,015
 * William Demant Holding                                                3,260             120,615
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $4,396,887)                                                                      5,182,722
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Danish Krone
     (Cost $300,967)                                                                       303,474
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Vestas Wind Systems A.S. Rights 06/03/04
     (Cost $0)                                                               2                   3
                                                                                   ---------------
TOTAL -- DENMARK
  (Cost $4,697,854)                                                                      5,486,199
                                                                                   ---------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
   Allgreen Properties, Ltd.                                            41,000              22,901
 * Capitacommercial Trust                                               23,100              13,854
   Capitaland, Ltd.                                                    115,500              88,169
 * Chartered Semiconductor Manufacturing, Ltd.                         112,000              94,556
   City Developments, Ltd.                                              32,000              98,314
   Comfortdelgro Corp., Ltd.                                            81,000              54,323
   Creative Technology Co., Ltd.                                         3,000              30,155
   Cycle & Carriage, Ltd.                                                5,982              22,853
   DBS Group Holdings, Ltd.                                             75,000             620,736
   Fraser & Neave, Ltd.                                                 11,100              88,035
   Great Eastern Holdings, Ltd.                                         14,000              96,910
   Haw Par Brothers International, Ltd.                                  2,248               6,174
   Keppel Corp., Ltd.                                                   32,000             125,122
   Keppel Land, Ltd.                                                    22,000              21,457
 * MobileOne, Ltd.                                                      23,000              20,372
   Neptune Orient Lines, Ltd.                                           47,000              59,208
   Overseas Chinese Banking Corp., Ltd.                                 63,300             446,081
   Overseas Union Enterprise, Ltd.                                       6,000              23,753
   Parkway Holdings, Ltd.                                               20,000              13,547
   Sembcorp Industries, Ltd.                                            78,000              66,029
   Sembcorp Logistics, Ltd.                                             39,000              43,725
   Sembcorp Marine, Ltd.                                                55,000              28,477
   Singapore Airlines, Ltd.                                             73,000             450,855
   Singapore Land, Ltd.                                                 11,000              24,973
   Singapore Press Holdings                                             16,000             192,484
   Singapore Technologies Engineering, Ltd.                            155,000             175,864

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Singapore Telecommunications, Ltd.                                1,178,000     $     1,513,742
   Smrt Corporation, Ltd.                                               59,000              22,684
*# St Assembly Test Services, Ltd.                                      38,000              32,922
   United Overseas Bank, Ltd.                                           76,000             580,046
   United Overseas Land, Ltd.                                           22,000              29,269
   Venture Manufacturing (Singapore), Ltd.                              10,000             106,490
   Wing Tai Holdings, Ltd.                                              22,166              11,098
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $6,124,378)                                                                      5,225,178
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
     (Cost $148,956)                                                                       149,994
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * City Developments, Ltd. Warrants
     (Cost $0)                                                           3,200               5,080
                                                                                   ---------------
TOTAL -- SINGAPORE
  (Cost $6,273,334)                                                                      5,380,252
                                                                                   ---------------
IRELAND -- (0.6%)
COMMON STOCKS -- (0.6%)
   Allied Irish Banks P.L.C.                                            68,071             964,365
   Anglo Irish Bank Corp. P.L.C.                                        24,997             395,909
   Bank of Ireland P.L.C.                                               72,629             859,837
   CRH P.L.C.                                                           39,532             839,639
   DCC P.L.C.                                                            4,814              78,338
 * Elan Corp. P.L.C.                                                    28,990             684,614
   Fyffes P.L.C.                                                        17,987              35,203
 * Grafton Group P.L.C.                                                 15,596             112,207
   Greencore Group P.L.C.                                               13,520              51,156
   IAWS Group P.L.C.                                                     8,593              96,712
   Independent News & Media P.L.C.                                      66,416             157,114
   Irish Permanent P.L.C.                                               18,325             275,706
   Kerry Group P.L.C.                                                   17,981             371,082
 * Ryanair Holdings P.L.C.                                              32,702             173,280
   Waterford Wedgwood P.L.C.                                            57,541              13,785
                                                                                   ---------------
TOTAL -- IRELAND
  (Cost $4,533,816)                                                                      5,108,947
                                                                                   ---------------
EMU -- (0.6%)
INVESTMENT IN CURRENCY -- (0.6%)
 * Euro Currency
     (Cost $4,593,583)                                                                   4,624,056
                                                                                   ---------------
NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
 * Aker Kvaerner ASA                                                       755              12,055
   Den Norske Bank ASA Series A                                         46,600             295,667
 * Merkantildata ASA                                                     6,800               5,109
   Nera ASA                                                              6,300              16,717
   Norsk Hydro ASA                                                      16,900           1,048,742
   Norske Skogindustrier ASA Series A                                    5,000              83,355
 * Opticom ASA                                                             600               5,867
   Orkla ASA Series A                                                   11,471             291,205
   Schibsted ASA                                                         2,700              47,443
   Smedvig ASA Series A                                                  3,800              35,706
   Statoil Den Norske Stats Oljeselskap ASA                             52,301             654,843
   Storebrand ASA                                                       14,500              97,394
   Tandberg ASA Series A                                                 5,600              56,397
   Telenor ASA                                                          71,341     $       512,476
   Tomra Systems ASA                                                     9,200              37,039
 * Yara International ASA                                               16,900             125,403
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $2,600,205)                                                                      3,325,418
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Norwegian Krone
     (Cost $196,132)                                                                       197,907
                                                                                   ---------------
TOTAL -- NORWAY
  (Cost $2,796,337)                                                                      3,523,325
                                                                                   ---------------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
   Alpha Credit Bank                                                    10,164             265,914
   Athens Water Supply & Sewage Co. S.A.                                 4,100              28,272
   Attica Enterprises S.A. Holdings                                      3,130              12,633
   Bank of Piraeus S.A.                                                  6,510              75,842
   Commercial Bank of Greece                                             3,700              97,957
 * Cosmote Mobile Telecommunications S.A.                                9,750             162,962
   EFG Eurobank Ergasias S.A.                                           17,470             388,853
   Hellenic Bottling Co. S.A.                                           13,170             328,899
   Hellenic Duty Free Shops S.A.                                         2,000              36,733
   Hellenic Petroleum S.A.                                              13,100             100,125
   Hellenic Technodomiki S.A.                                            3,900              19,454
   Hellenic Tellecommunication Organization Co. S.A.                    32,460             426,517
   Intracom S.A.                                                         3,310              16,652
 * Mailis (M.J.) S.A.                                                    2,800               9,530
   National Bank of Greece                                              13,285             400,093
   Public Power Corp. of Greece                                         13,790             344,431
   Titan Cement Co.                                                      1,140              49,824
   Viohalco S.A.                                                         2,800              17,732
                                                                                   ---------------
TOTAL -- GREECE
  (Cost $2,300,943)                                                                      2,782,423
                                                                                   ---------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
   Banco Comercial Portugues SA                                        172,715             400,276
   Banco Espirito Santo e Comercial de Lisboa                           17,995             296,298
   BPI SGPS SA                                                          44,098             160,901
   Brisa Auto Estradas de Portugal SA                                   24,268             168,200
   Cimpor Cimentos de Portugal SA                                       34,848             182,831
   Electricidade de Portugal SA                                        144,658             392,082
 * Jeronimo Martins (Estabelecimentos Jeronimo Martins & Filho
     Administracao e Participacoes Financeiros SA)                       5,600              66,095
   Portugal Telecom SA                                                  62,730             642,692
   PT Multimedia Servicos de Telecomunicacoes e Multimedia
     SGPS SA                                                             5,286             110,918
   Sonae SGPS SA                                                       108,923             113,125
                                                                                   ---------------
TOTAL -- PORTUGAL
  (Cost $2,631,882)                                                                      2,533,418
                                                                                   ---------------

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
   Bohler Uddeholm AG                                                      480     $        36,603
   BWT AG                                                                  880              21,533
   Erste Bank der Oesterreichischen Sparkassen AG                        2,731             422,201
   EVN AG                                                                  674              35,492
   Flughafen Wien AG                                                       579              32,223
 * Immofinanz Immobilien Anlagen AG                                      8,273              65,386
   Mayr-Melnhof Karton AG                                                  472              56,661
   Oesterreichische Elektrizitaetswirtschafts AG                           810             134,482
   OMV AG                                                                1,728             303,035
 * RHI AG, Wien                                                            778              16,158
 * Telekom Austria AG                                                   20,547             286,633
 * VA Technologie AG                                                       805              42,959
   Voestalpine AG                                                        1,479              65,995
   Wienerberger AG                                                       4,007             135,793
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $1,160,576)                                                                      1,655,154
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Wienerberger AG Rights 06/02/04
     (Cost $0)                                                           4,007                   0
                                                                                   ---------------
TOTAL -- AUSTRIA
  (Cost $1,160,576)                                                                      1,655,154
                                                                                   ---------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
   Auckland International Airport, Ltd.                                 18,875              79,616
   Carter Holt Harvey, Ltd.                                            128,700             158,483
   Contact Energy, Ltd.                                                 29,322             103,787
   Fisher & Paykel Apppliances Holdings, Ltd.                           14,080              40,461
   Fisher & Paykel Healthcare Corp.                                      6,279              49,973
   Fletcher Building, Ltd.                                              28,054              77,841
   Independent Newspapers, Ltd. (Auckland)                              21,417              65,514
   Sky City Entertainment Group, Ltd.                                   28,614              85,272
 * Sky Network Television, Ltd.                                         17,139              57,470
   Telecom Corporation of New Zealand, Ltd.                            133,816             465,524
 * Tower, Ltd.                                                          25,408     $        25,402
   Warehouse Group, Ltd.                                                14,200              38,332
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $887,116)                                                                        1,247,675
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
     (Cost $37,056)                                                                         37,470
                                                                                   ---------------
TOTAL -- NEW ZEALAND
  (Cost $924,172)                                                                        1,285,145
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                               ---------------
                                                                     (000)
TEMPORARY CASH INVESTMENTS -- (16.1%)
   Repurchase Agreement, PNC Capital
     Markets, Inc. 0.89%, 06/01/04 (Collateralized by
     $14,225,000 FMC Discount Notes 1.13%, 08/12/04,
     valued at $14,189,438) to be repurchased at $13,980,382
     (Cost $13,979,000)                                        $        13,979          13,979,000
   Repurchase Agreement, Mizuho Securities USA 1.00%,
     06/01/04 (Collateralized by $122,482,000 U.S.
     Treasury Obligations 2.625%, 05/15/08, valued at
     $119,112,191) to be repurchased at $116,789,323
     (Cost $116,776,348)^                                              116,776         116,776,348
                                                                                   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $130,755,348)                                                                  130,755,348
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $772,953,663)++                                                            $   810,199,962
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 ^  Security purchased with cash proceeds from securities on loan.
 *  Non-Income Producing Securities.
 #  Total or Partial Securities on Loan.
++  The cost for federal income tax purposes is $773,766,551.

                 See accompanying Notes to Financial Statements.

                   DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                               ---------------     ---------------
                                                                    (000)
UNITED STATES  -- (58.5%)
AGENCY OBLIGATIONS -- (31.7%)
Federal Farm Credit Bank
     3.625%, 10/24/08                                          $        72,000     $    70,642,296
Federal Home Loan Bank
     2.625%, 07/15/08                                                   20,000          18,985,900
     5.800%, 09/02/08                                                   15,500          16,535,803
     3.625%, 11/14/08                                                   39,000          38,257,245
     3.625%, 11/14/08                                                    5,000           4,904,775
     3.000%, 04/15/09                                                   10,000           9,456,890
Federal Home Loan Mortgage Corporation
     3.625%, 09/15/08                                                   41,000          40,343,098
     5.125%, 10/15/08                                                   24,000          25,046,976
     5.750%, 03/15/09                                                   16,000          17,062,624
     3.375%, 04/15/09                                                    8,000           7,699,232
Federal National Mortgage Association
     3.250%, 08/15/08                                                   12,000          11,653,932
     5.250%, 01/15/09                                                   12,500          13,058,000
     3.250%, 02/15/09                                                   52,000          49,880,844
Tennessee Valley Authority
     5.375%, 11/13/08                                                   24,400          25,712,500
                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS
  (Cost $357,933,850)                                                                  349,240,115
                                                                                   ---------------
BONDS -- (26.8%)
Bayerische Landesbank
     2.875%, 10/15/08                                                    7,600           7,173,975
     5.875%, 12/01/08                                                    9,600          10,252,359
Citigroup, Inc.
     3.625%, 02/09/09                                                    7,000           6,782,678
Fifth Third Bank
     3.375%, 08/15/08                                                   21,035          20,487,796
General Electric Capital Corp.
     4.250%, 01/15/08                                                   22,050          22,295,372
Gillette Co.
     2.875%, 03/15/08                                                   21,300          20,658,380
     2.500%, 06/01/08                                                    6,500           6,164,080
Procter & Gamble Co.
     6.125%, 05/08/08                                                   24,400          26,151,920
     4.300%, 08/15/08                                                    4,200           4,262,756
Siemens Capital Co., Ltd.
     6.000%, 02/11/08                                                   24,200          25,889,160
Toyota Motor Credit Corp.
     2.875%, 08/01/08                                                   28,000          26,864,124
US Bank NA
     3.400%, 03/02/09                                                   30,250          28,971,696
Wal-Mart Stores, Inc.
     3.375%, 10/01/08                                                   25,000          24,292,275
Wells Fargo & Co. Corporate Bonds
     3.125%, 04/01/09                                                   32,090          30,385,026
Westdeutsche Landesbank
   6.050%, 01/15/09                                            $        32,200     $    34,335,697
                                                                                   ---------------
TOTAL BONDS
  (Cost $300,787,752)                                                                  294,967,294
                                                                                   ---------------
TOTAL -- UNITED STATES
  (Cost $658,721,602)                                                                  644,207,409
                                                                                   ---------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (8.9%)
BONDS -- (8.9%)
African Development Bank
     3.250%, 08/01/08                                                   23,000          22,343,948
European Investment Bank
     5.375%, 09/16/08                                                   24,200          25,584,724
Inter-American Development Bank
    3.375%, 03/17/08                                                    12,050          11,926,644
    5.375%, 11/18/08                                                     9,000           9,555,831
World Bank (International Bank for
  Reconstruction & Development)
  Corporate Bonds
    5.000%, 10/29/08                                                    27,260          28,513,960
                                                                                   ---------------
TOTAL -- SUPRANATIONAL ORGANIZATION OBLIGATIONS
  (Cost $99,957,756)                                                                    97,925,107
                                                                                   ---------------
CANADA -- (7.7%)
BONDS -- (7.7%)
BP Canada Finance
    3.625%, 01/15/09                                                     6,200           6,064,313
Canada Mortgage and Housing Corp.
    3.375%, 12/01/08                                                    15,400          15,133,134
Canadian Government
    5.250%, 11/05/08                                                    26,300          27,888,520
Province of Ontario
    5.500%, 10/01/08                                                    26,520          27,977,035
Province of British Columbia
    5.375%, 10/29/08                                                     7,670           8,114,093
                                                                                   ---------------
TOTAL -- CANADA
  (Cost $86,952,455)                                                                    85,177,095
                                                                                   ---------------
GERMANY -- (7.7%)
BONDS -- (7.7%)
Deutsche Postbank
    5.500%, 02/17/09                                                     8,000           8,451,200
KFW International Finance, Inc.
    3.250%, 03/30/09                                                    30,800          29,868,670
Landesbank Baden-Wuerttemberg Foerderbank
    3.000%, 09/30/08                                                    24,200          23,277,980
Landwirtschaft Rentenbank
    3.250%, 06/16/08                                                    17,500          17,133,812
    3.875%, 09/04/08                                                     6,300           6,288,206
                                                                                   ---------------
TOTAL -- GERMANY
  (Cost $87,326,372)                                                                    85,019,868
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                               ---------------     ---------------
                                                                    (000)
FRANCE -- (4.7%)
BONDS -- (4.7%)
Dexia Credit Local de France
  5.500%, 01/21/09                                             $        20,115     $    21,225,348
Total Capital SA
  3.500%, 01/05/09                                                      30,900          30,195,480
                                                                                   ---------------
TOTAL -- FRANCE
  (Cost $52,810,527)                                                                    51,420,828
                                                                                   ---------------
NETHERLANDS -- (4.1%)
BONDS -- (4.1%)
Nederlandse Waterschaps
  2.750%, 12/30/08                                                      19,300          18,296,400
Rabobank
  5.500%, 09/17/08                                                      25,000          26,412,500
                                                                                   ---------------
TOTAL -- NETHERLANDS
  (Cost $45,822,919)                                                               $    44,708,900
                                                                                   ---------------

                                                                    FACE
                                                                   AMOUNT@
                                                               ---------------
                                                                    (000)
SWEDEN -- (3.1%)
BONDS -- (3.1%)
Sweden Government Bond
  5.000%, 01/28/09                                                     247,000          34,635,163
                                                                                   ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
AUSTRIA -- (1.7%)
BONDS -- (1.7%)
Republic of Austria
  6.250%, 05/19/08                                             $        17,657     $    19,183,624
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                               ---------------     ---------------
                                                                    (000)
SPAIN -- (1.6%)
BONDS -- (1.6%)
Spain (Kingdom of)
  5.875%, 07/28/08                                             $        16,000     $    17,204,480
                                                                                   ---------------
JAPAN -- (1.5%)
BONDS -- (1.5%)
Nippon Telegraph & Telephone Corp.
  6.000%, 03/25/08                                                      15,110          16,167,413
                                                                                   ---------------
UNITED KINGDOM -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
*British Pound Sterling
  (Cost $5,393)                                                                              6,351
                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
Repurchase Agreement, PNC Capital
  Markets, Inc. 0.89%, 06/01/04
  (Collateralized by $5,322,000 FHLB
  Notes 3.375%, 06/15/04, valued
  at $5,408,483) to be repurchased at
  $5,327,527 (Cost $5,327,000)                                           5,327           5,327,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,124,513,788)++                                                          $ 1,100,983,238
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 @  Denominated in local currency or the Euro.
 *  Non-Income Producing Securities.
++  The cost for federal income tax purposes is $1,124,513,788.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

                                                                                                                       DFA
                                                                                   DFA               LARGE          FIVE-YEAR
                                                                                REAL ESTATE           CAP             GLOBAL
                                                                                SECURITIES       INTERNATIONAL     FIXED INCOME
                                                                                 PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                              ---------------   ---------------   ---------------
ASSETS:
Investments at Value (including $34,246, $110,577 and $0, respectively)       $       987,184   $       810,200   $     1,100,983
Cash                                                                                       --                16                15
Receivables:
   Dividends, Interest and Tax Reclaims                                                   745             2,338            13,480
   Securities Lending Income                                                                1               112                --
   Fund Shares Sold                                                                     3,774             1,173             1,447
Prepaid Expenses and Other Assets                                                          34                24                56
                                                                              ---------------   ---------------   ---------------
     Total Assets                                                                     991,738           813,863         1,115,981
                                                                              ---------------   ---------------   ---------------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                                                     35,023           116,776                --
   Investment Securities Purchased                                                         --            21,901                --
   Fund Shares Redeemed                                                                   869               141               375
   Due to Advisor                                                                         223               135               231
   Unrealized Loss on Forward Foreign Currency Contracts                                   --                --               500
Accrued Expenses and Other Liabilities                                                     90               102                98
                                                                              ---------------   ---------------   ---------------
     Total Liabilities                                                                 36,205           139,055             1,204
                                                                              ---------------   ---------------   ---------------
NET ASSETS                                                                    $       955,533   $       674,808   $     1,114,777
                                                                              ===============   ===============   ===============
SHARES OUTSTANDING $.01 PAR VALUE                                                  59,305,894        42,815,655       107,608,799
                                                                              ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                      $         18.99   $         15.76   $         10.36
                                                                              ===============   ===============   ===============
Investments at Cost                                                           $       811,156   $       772,954   $     1,124,514
                                                                              ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                                                                       DFA
                                                                                   DFA               LARGE          FIVE-YEAR
                                                                                REAL ESTATE           CAP             GLOBAL
                                                                                SECURITIES       INTERNATIONAL     FIXED INCOME
                                                                                 PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                              ---------------   ---------------   ---------------
INVESTMENT INCOME
   Dividends and Tax Reclaims (Net of foreign taxes withheld of
     $0, $904 and $0, respectively)                                           $        24,631   $         8,876   $        17,441
   Interest                                                                                55                55                --
   Income from Securities Lending                                                          18               305                --
                                                                              ---------------   ---------------   ---------------
        Total Investment Income                                                        24,704             9,236            17,441
                                                                              ---------------   ---------------   ---------------
EXPENSES
   Investment Advisory Services                                                         1,336               779             1,315
   Accounting & Transfer Agent Fees                                                       268               299               322
   Custodian Fees                                                                          42               133                41
   Legal Fees                                                                               5                 3                 6
   Audit Fees                                                                              19                13                23
   Filing Fees                                                                             21                15                20
   Shareholders' Reports                                                                    8                 9                 9
   Directors' Fees and Expenses                                                             7                 3                 8
   Other                                                                                    7                15                12
                                                                              ---------------   ---------------   ---------------
        Total Expenses                                                                  1,713             1,269             1,756
                                                                              ---------------   ---------------   ---------------
   NET INVESTMENT INCOME (LOSS)                                                        22,991             7,967            15,685
                                                                              ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                                 (73)              733            (1,599)
   Net Realized Gain (Loss) on Foreign Currency Transactions                               --                54                31
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities and Foreign Currency                                        23,553            41,414           (15,789)
   Translation of Foreign Currency Denominated Amounts                                     --              (112)             (492)
                                                                              ---------------   ---------------   ---------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                       23,480            42,089           (17,849)
                                                                              ---------------   ---------------   ---------------
Net Increase (Decrease) in Net Assets
   Resulting from Operations                                                  $        46,471   $        50,056   $        (2,164)
                                                                              ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                 DFA                                                 DFA
                                                             REAL ESTATE               LARGE CAP               FIVE-YEAR GLOBAL
                                                             SECURITIES               INTERNATIONAL              FIXED INCOME
                                                              PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                                       -----------------------   -----------------------   -----------------------
                                                       SIX MONTHS     YEAR       SIX MONTHS     YEAR       SIX MONTHS     YEAR
                                                          ENDED       ENDED        ENDED        ENDED        ENDED        ENDED
                                                         MAY 31,     NOV. 30,      MAY 31,     NOV. 30,      MAY 31,     NOV. 30,
                                                          2004         2003         2004         2003         2004         2003
                                                       -----------  ----------   -----------  ----------   -----------  ----------
                                                       (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                        $   22,991   $   22,917   $    7,967   $    8,058   $   15,685   $   26,914
   Net Realized Gain (Loss) on Investment
    Securities Sold                                           (73)       6,763          733           --       (1,599)      37,435
   Net Realized Gain (Loss) on Foreign
    Currency Transaction                                       --           --           54           99           31         (826)
   Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign Currency
    Transactions                                           23,553      136,132       41,414       81,602      (15,789)     (30,554)
   Translation of Foreign Currency Denominated
    Amounts                                                    --           --         (112)          21         (492)         708
                                                       ----------   ----------   ----------   ----------   ----------   ----------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                              46,471      165,812       50,056       89,780       (2,164)      33,677
                                                       ----------   ----------   ----------   ----------   ----------   ----------
Distributions From:
   Net Investment Income                                  (35,650)     (20,722)      (9,522)      (5,772)     (14,476)     (28,456)
   Net Short-Term Gains                                      (256)      (2,261)          --           --       (7,366)      (4,472)
   Net Long-Term Gains                                     (1,406)          --           --           --      (30,042)      (2,655)
                                                       ----------   ----------   ----------   ----------   ----------   ----------
    Total Distributions                                   (37,312)     (22,983)      (9,522)      (5,772)     (51,884)     (35,583)
                                                       ----------   ----------   ----------   ----------   ----------   ----------
Capital Share Transactions (1):
   Shares Issued                                          206,235      289,454      163,365      179,697      270,600      390,384
   Shares Issued in Lieu of Cash Distributions             36,668       22,586        9,243        5,551       51,514       35,163
   Shares Redeemed                                        (79,935)     (84,728)     (42,457)    (102,500)    (122,728)    (215,919)
                                                       ----------   ----------   ----------   ----------   ----------   ----------
   Net Increase (Decrease) From Capital Shares
    Transactions                                          162,969      227,312      130,151       82,748      199,386      209,628
                                                       ----------   ----------   ----------   ----------   ----------   ----------
    Total Increase (Decrease)                             172,128      370,141      170,685      166,756      145,338      207,722
                                                       ----------   ----------   ----------   ----------   ----------   ----------
NET ASSETS
   Beginning of Period                                    783,405      413,264      504,123      337,367      969,439      761,717
                                                       ----------   ----------   ----------   ----------   ----------   ----------
   End of Period                                       $  955,533   $  783,405   $  674,808   $  504,123   $1,114,777   $  969,439
                                                       ==========   ==========   ==========   ==========   ==========   ==========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                           10,908       17,797       10,498       14,472       25,549       35,473
   Shares Issued in Lieu of Cash Distributions              1,993        1,588          615          483        4,900        3,238
   Shares Redeemed                                         (4,271)      (5,421)      (2,702)      (8,433)     (11,583)     (19,651)
                                                       ----------   ----------   ----------   ----------   ----------   ----------

                                                            8,630       13,964        8,411        6,522       18,866       19,060
                                                       ==========   ==========   ==========   ==========   ==========   ==========

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           DFA REAL ESTATE SECURITIES PORTFOLIO
                                                       ---------------------------------------------------------------------------
                                                       SIX MONTHS     YEAR         YEAR         YEAR         YEAR         YEAR
                                                         ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                         MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                          2004         2003         2002        2001          2000         1999
----------------------------------------------------------------------------------------------------------------------------------
                                                       (UNAUDITED)
Net Asset Value, Beginning of Period                   $    18.80   $    14.91   $    15.02   $    13.51   $    11.50   $    13.00
                                                       ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.54         0.64         0.54         0.82         0.76         0.77
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                                0.52         4.08         0.18         1.49         1.90        (1.62)
                                                       ----------   ----------   ----------   ----------   ----------   ----------
    Total From Investment Operations                         1.06         4.72         0.72         2.31         2.66        (0.85)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                    (0.71)       (0.75)       (0.75)       (0.80)       (0.65)       (0.65)
   Net Realized Gains                                       (0.16)       (0.08)       (0.08)          --           --           --
                                                       ----------   ----------   ----------   ----------   ----------   ----------
    Total Distributions                                     (0.87)       (0.83)       (0.83)       (0.80)       (0.65)       (0.65)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $    18.99   $    18.80   $    14.91   $    15.02   $    13.51   $    11.50
==================================================================================================================================
Total Return                                                 5.87%#      33.48%        5.36%       17.76%       24.49%       (6.75)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $  955,533   $  783,405   $  413,264   $  283,732   $  210,231   $  130,039
Ratio of Expenses to Average Net Assets                      0.38%*       0.41%        0.42%        0.43%        0.45%        0.47%
Ratio of Net Investment Income
   to Average Net Assets                                     5.16%*       4.19%        4.71%        5.55%        6.06%        6.82%
Portfolio Turnover Rate                                         0%#          2%           2%           6%           7%           8%
----------------------------------------------------------------------------------------------------------------------------------

                                                                            LARGE CAP INTERNATIONAL PORTFOLIO
                                                       ---------------------------------------------------------------------------
                                                       SIX MONTHS     YEAR         YEAR         YEAR         YEAR         YEAR
                                                         ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                         MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                          2004         2003         2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------------
                                                       (UNAUDITED)
Net Asset Value, Beginning of Period                   $    14.65   $    12.10   $    13.90   $    17.30   $    19.41   $    16.28
                                                       ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.18         0.25         0.22         0.25         0.23         0.20
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                                1.19         2.51        (1.79)       (3.38)       (1.96)        3.19
                                                       ----------   ----------   ----------   ----------   ----------   ----------
    Total From Investment Operations                         1.37         2.76        (1.57)       (3.13)       (1.73)        3.39
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                    (0.26)       (0.21)       (0.23)       (0.22)       (0.21)       (0.26)
   Net Realized Gains                                          --           --           --        (0.05)       (0.17)          --
                                                       ----------   ----------   ----------   ----------   ----------   ----------
    Total Distributions                                     (0.26)       (0.21)       (0.23)       (0.27)       (0.38)       (0.26)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $    15.76   $    14.65   $    12.10   $    13.90   $    17.30   $    19.41
==================================================================================================================================
Total Return                                                 9.42%#      23.32%      (11.50)%     (18.42)%      (9.19)%      21.12%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $  674,808   $  504,123   $  337,367   $  344,871   $  358,638   $  268,340
Ratio of Expenses to Average Net Assets                      0.41%*       0.43%        0.44%        0.45%        0.47%        0.53%
Ratio of Net Investment Income
   to Average Net Assets                                     2.56%*       2.10%        1.74%        1.65%        1.21%        1.38%
Portfolio Turnover Rate                                         0%#          1%           9%           4%           1%           2%
----------------------------------------------------------------------------------------------------------------------------------

* Annualized
# Non-annualized

                 See accompanying Notes to Financial Statements.

                                                                       DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                                       ---------------------------------------------------------------------------
                                                          SIX
                                                         MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                                         ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                         MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                          2004         2003         2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------------
                                                       (UNAUDITED)
Net Asset Value, Beginning of Period                   $    10.92   $    10.93   $    10.50   $    10.50   $    10.53   $    10.65
                                                       ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.15         0.33         0.33         0.50         0.61         0.37
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                         (0.13)        0.15         0.44         0.22           --         0.01
                                                       ----------   ----------   ----------   ----------   ----------   ----------
    Total From Investment Operations                         0.02         0.48         0.77         0.72         0.61         0.38
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                    (0.16)       (0.39)       (0.33)       (0.72)       (0.64)       (0.22)
   Net Realized Gains                                       (0.42)       (0.10)       (0.01)          --           --        (0.28)
                                                       ----------   ----------   ----------   ----------   ----------   ----------
    Total Distributions                                     (0.58)       (0.49)       (0.34)       (0.72)       (0.64)       (0.50)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $    10.36   $    10.92   $    10.93   $    10.50   $    10.50   $    10.53
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                                 0.11%#       4.45%        7.55%        7.23%        6.09%        3.63%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $1,114,777   $  969,439   $  761,717   $  628,936   $  517,325   $  472,334
Ratio of Expenses to Average Net Assets                      0.33%*       0.34%        0.35%        0.37%        0.38%        0.39%
Ratio of Net Investment Income to Average Net Assets         2.98%*       3.23%        4.09%        4.04%        4.15%        3.62%
Portfolio Turnover Rate                                        37%#        103%          79%         113%          80%          59%
----------------------------------------------------------------------------------------------------------------------------------

*  Annualized
#  Non-Annualized

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A. ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered without a sales charge generally to institutional investors and clients of registered investment advisors. The Fund consists of thirty-six portfolios, of which DFA Real Estate Securities Portfolio, Large Cap International Portfolio and DFA Five-Year Global Fixed Income Portfolio (the "Portfolios") are presented in this report.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the DFA Real Estate Securities Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values securities at the mean between the quoted bid and asked prices. Securities held by the Large Cap International Portfolio which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

     The Large Cap International Portfolio will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Portfolio. When the Portfolio uses fair value pricing, the values assigned to the Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     Securities held by DFA Five-Year Global Fixed Income Portfolio are valued at the mean between the most recently quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

     2. FOREIGN CURRENCY: Securities and other assets and liabilities of the International Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Five-Year Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

     The International Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the DFA Five-Year Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Portfolios and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to each Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

     The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Portfolios accrue such taxes when the related income or capital gains are known. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolios. The Advisor provides administrative services including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services.

     For the six months ended May 31, 2004, the Portfolios advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           DFA Real Estate Securities Portfolio             0.30 of 1%
           Large Cap International Portfolio                0.25 of 1%
           DFA Five-Year Global Fixed Income Portfolio      0.25 of 1%

     Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

     At May 31, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

              DFA Real Estate Securities Portfolio          $ 12,525
              Large Cap International Portfolio                8,692
              DFA Five-Year Global Fixed Income Portfolio     14,639

E. PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2004, the Portfolios made the following purchases and sales of investment securities other than U.S. Government Securities and short-term securities (amounts in thousands):

                                                                          U.S. GOVERNMENT              OTHER INVESTMENT
                                                                             SECURITIES                   SECURITIES
                                                                    ---------------------------   ---------------------------
                                                                      PURCHASES       SALES        PURCHASES        SALES
                                                                    ------------   ------------   ------------   ------------
DFA Real Estate Securities Portfolio                                          --             --   $    149,914   $      1,158
Large Cap International Portfolio                                             --             --        132,971          2,989
DFA Five-Year Global Fixed Income Portfolio                         $    195,888   $    118,653        347,619        258,760

F. FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statements of Assets and Liabilities.

     At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                                           GROSS UNREALIZED   GROSS UNREALIZED
                                                                             APPRECIATION       DEPRECIATION         NET
                                                                           ----------------   ----------------   ----------
DFA Real Estate Securities Portfolio                                          $  188,076         $ (13,137)      $  174,939
Large Cap International Portfolio                                                101,098           (64,665)          36,433
DFA Five-Year Global Fixed Income Portfolio                                        1,687           (25,218)         (23,531)

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the Large Cap International Portfolio had a capital loss carryforward for federal income tax purposes in the amount of approximately $21,144,000, with $2,431,000, $18,180,000 and $533,000 expiring on November 30, 2009, 2010 and
2011, respectively.

     Certain of the Large Cap International Portfolio's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2003, the Portfolio had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

G. COMPONENTS OF NET ASSETS:

     At May 31, 2004, net assets consisted of (amounts in thousands):

                                                  ACCUMULATED                 ACCUMULATED    UNREALIZED    UNREALIZED
                                                      NET       ACCUMULATED  NET REALIZED   APPRECIATION       NET
                                                   INVESTMENT       NET         FOREIGN    (DEPRECIATION)    FOREIGN
                                                     INCOME      REALIZED      EXCHANGE    OF INVESTMENT    EXCHANGE        TOTAL
                                 PAID-IN CAPITAL     (LOSS)     GAIN (LOSS)   GAIN (LOSS)    SECURITIES    GAIN (LOSS)   NET ASSETS
                                 ---------------  -----------   -----------  ------------  --------------  -----------   ----------
DFA Real Estate Securities
  Portfolio                       $   754,445       $ 22,788    $   2,272          --       $  176,028          --       $  955,533
Large Cap International
  Portfolio                           652,508          6,302      (21,225)      $  54           37,246      $  (77)         674,808
DFA Five-Year Global
  Fixed Income Portfolio            1,131,784          8,532       (1,547)         31          (23,531)       (492)       1,114,777

H. FINANCIAL INSTRUMENTS:

     In accordance with the Fund's Investment Objectives and Policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Fund may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Funds's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     Any open repurchase agreements were entered into on May 28, 2004.

     2. FORWARD CURRENCY CONTRACTS: DFA Five-Year Global Fixed Income Portfolio may enter into forward currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2004, DFA Five-Year Global Fixed Income Portfolio had entered into the following contract and the net unrealized foreign exchange loss is reflected in the accompanying financial statements.

                                                                                                       UNREALIZED
                                                                                                         FOREIGN
SETTLEMENT                                               CONTRACT                 VALUE AT              EXCHANGE
   DATE                  CURRENCY SOLD                    AMOUNT                MAY 31, 2004           GAIN (LOSS)
----------        --------------------------           -------------           --------------         -----------
06/28/04          262,087,583  Swedish Krona           $  34,624,389           $   35,124,042         $  (499,653)
                                                       -------------           --------------         -----------
                                                       $  34,624,389           $   35,124,042         $  (499,653)
                                                       =============           ==============         ===========

     3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

I. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Portfolios under the discretionary line of credit during the six months ended May 31, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Portfolios during the six months ended May 31, 2004.

J. SECURITIES LENDING:

     As of May 31, 2004, some of the Fund's portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     Cash collateral of each Portfolio received from securities on loan is invested along with cash collateral from the other Portfolios in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements mature.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2004
                                   (UNAUDITED)

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
TAIWAN -- (10.2%)
COMMON STOCKS -- (9.9%)
 * Abit Computer Co., Ltd.                                             635,000     $       274,349
   Abocom Systems, Inc.                                                105,000              49,827
   Accton Technology Corp.                                             607,000             390,870
   Acer, Inc.                                                          403,000             592,400
 * AGV Products                                                        327,000              76,544
 * Allis Electric Co., Ltd.                                             86,320              16,814
 * Ambassador Hotel                                                    435,000             256,801
 * Apex Science & Engineering Corp.                                    103,000              21,794
 * Arima Computer Corp.                                              1,273,000             439,553
   Asia Cement Corp.                                                 2,486,000           1,378,691
   Asia Chemical Corp.                                                 357,000              88,412
   Asia Polymer Corp.                                                  252,000             135,257
   Askey Computer Co., Ltd.                                             99,000              63,742
   Aurora Corp.                                                        210,650             124,253
 * Aurora Systems Corp.                                                157,000              58,817
   Avision, Inc.                                                        56,000              41,847
   Bank of Kaohsiung Co., Ltd.                                         556,020             414,902
 * Behavior Tech Computer Corp.                                        544,000             200,875
 * Bes Engineering Corp.                                             1,577,539             318,966
 * Carnival Industrial Corp.                                           336,000              62,449
   Cathay Chemical Works, Inc.                                         131,000              39,309
 * Cathay Real Estate Development Co., Ltd.                          1,914,421           1,098,321
 * Central Insurance Co., Ltd.                                         317,000             163,821
   Central Reinsurance Co., Ltd.                                       312,840             129,337
 * Chang Hwa Commercial Bank                                         3,595,459           2,050,012
   Chang-Ho Fibre Corp.                                                 50,000              19,889
 * Charoen Pokphand Enterprises Co., Ltd.                               96,000              21,461
   Cheng Loong Corp.                                                 1,116,000             431,620
 * Chia Her Industrial Co., Ltd.                                       699,000              90,168
 * Chia Hsin Cement Corp.                                              518,000             245,101
 * Chia Hsin Food & Synthetic Fiber Co., Ltd.                        1,425,000             149,152
 * Chia-I Industrial Co., Ltd.                                         334,000             112,014
 * Chien Tai Cement Co., Ltd.                                          470,397              61,319
 * China Airlines                                                    3,135,371           1,732,120
 * China Chemical & Pharmaceutical Co.                                 278,000             110,983
 * China Development Financial Holdong Co., Inc.                     1,130,000             607,043
   China Electric Manufacturing Co., Ltd.                              306,000             104,971
 * China General Plastics Corp.                                        314,000             130,897
 * China Glaze Co., Ltd.                                                54,000              13,588
 * China Life Insurance Co., Ltd.                                      665,350             387,784
 * China Man-Made Fiber Co., Ltd.                                      952,020             542,611
 * China Petrochemical Development Corp.                             1,875,000             340,075
 * China Rebar Co., Ltd.                                             1,592,000             188,966
   China Steel Structure Co., Ltd.                                     170,464              78,725
 * China Synthetic Rubber Corp.                                        385,948             120,535
 * China United Trust & Investment Corp.                               851,145     $       144,624
 * China Wire & Cable Co., Ltd.                                        379,000              81,953
 * Chinatrust Financial Holdings Co., Ltd.                             228,092             253,765
   Chin-Poon Industrial Co., Ltd.                                      370,000             256,439
 * Chun Yu Works & Co., Ltd.                                           230,000              90,357
   Chun Yuan Steel Industrial Co., Ltd.                                421,000             241,557
   Chung Hsin Electric & Machinery Co., Ltd.                           512,000             210,929
   Chung Hwa Pulp Corp.                                                432,780             235,319
 * Chung Shing Textile Co., Ltd.                                       228,600              10,007
 * Clevo Co.                                                           494,000             229,704
 * CMC Magnetics Corp.                                                 632,000             425,686
   Collins Co., Ltd.                                                   320,000             107,948
 * Compeq Manufacturing Co., Ltd.                                      982,000             397,909
 * Compex International Co. Ltd.                                        46,400               8,340
   Continental Engineering Corp.                                       927,417             473,281
 * Cosmos Bank Taiwan                                                  966,000             458,539
   CTCI Corp.                                                          408,000             216,002
 * Cyntec Co., Ltd.                                                     32,000              21,110
 * Da-Cin Construction Co., Ltd.                                       229,000              67,744
 * Delpha Construction Co., Ltd.                                       357,000              51,937
   Der Pao Construction Co., Ltd.                                      483,000             170,874
   DFI, Inc.                                                            64,000              33,635
 * Elite Material Co., Ltd.                                             93,000              29,882
 * Enlight Corp.                                                       250,000              94,504
 * Entie Commercial Bank                                             1,844,474             522,530
 * ET Internet Technology Corp.                                        354,676             181,033
 * Eten Information Systems, Ltd.                                      134,000              86,127
   Eternal Chemical Co., Ltd.                                          706,000             377,682
   Eva Airways Corp.                                                 3,032,419           1,420,090
 * Ever Fortune Industrial Co., Ltd.                                   409,000               4,050
   Everest Textile Co., Ltd.                                           419,590             113,216
   Evergreen International Storage & Transport Corp.                 1,233,000             506,549
   Evergreen Marine Corp., Ltd.                                      1,449,602           1,174,513
   Everlight Chemical Industrial Corp.                                 306,950             107,044
   Everspring Industry Co., Ltd.                                       206,000              70,155
 * Far East Department Stores, Ltd.                                  1,026,000             426,690
   Far East Textile, Ltd.                                            4,150,855           2,320,205
   Far Eastern International Bank                                      825,000             418,368
   First Copper Technology Co., Ltd.                                   322,750             108,165
 * First Financial Holding Co., Ltd.                                 3,071,000           2,319,068
 * First Hotel                                                         123,000              71,080
 * First International Computer, Inc.                                1,680,000             320,983
   Formosa Taffeta Co., Ltd.                                         1,836,124             777,294
 * Formosan Rubber Group, Inc.                                         345,000             148,907
   Formosan Union Chemical Corp.                                       189,561              73,218
 * Fortune Electric Co., Ltd.                                          191,000              56,155
   Fu I Industrial Co., Ltd.                                           264,000              58,649
   Fuh-Hwa Financial Holding Co., Ltd.                               3,487,993           1,519,894
   Fwuson Industry Co., Ltd.                                           302,000              64,289

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * G.T.M. Corp.                                                        133,000     $        59,477
 * Giga Storage Corp.                                                  201,000             114,695
 * Gold Circuit Electronics, Ltd.                                      483,140             194,980
 * Goldsun Development & Construction Co., Ltd.                      1,235,000             309,818
 * Grand Pacific Petrochemical Corp.                                   347,000             141,319
   Great China Metal Industry Co., Ltd.                                287,000             167,725
   Great Wall Enterprise Co., Ltd.                                     366,000              95,058
 * Helix Co., Ltd                                                      158,211              54,355
   Hey Song Corp.                                                      594,000             190,616
   Ho Tung Holding Corp.                                               743,000             271,898
 * Hocheng Corp.                                                       364,000             112,295
 * Hong Ho Precision Textile Co., Ltd.                                  92,960              18,817
   Hong Tai Electric Industrial Co., Ltd.                              282,000              85,344
 * Hsinchu International Bank                                          972,940             548,346
   Hsing Ta Cement Co., Ltd.                                           366,000             109,810
   Hua Eng Wire & Cable Co., Ltd.                                      702,035             194,687
 * Hua Nan Financial Holding Co., Ltd.                                  68,453              59,477
 * Hualon Corp.                                                        257,040               8,330
 * Hung Ching Development & Construction Co., Ltd.                     528,000              92,775
 * Hung Poo Construction Corp.                                         286,000             201,672
 * Hung Sheng Construction Co., Ltd.                                   642,000             350,807
 * Infodissc Technology Co., Ltd.                                      716,000             203,131
 * International Bank of Taipei                                      2,420,795           1,596,562
   Inventec Corp.                                                      371,000             243,642
 * Jean Co., Ltd.                                                      154,000              55,165
 * Jui Li Enterprise Co., Ltd.                                         195,000              54,904
   Jung Shing Wire Co., Ltd.                                           123,000              48,166
   Kang Na Hsiung Co., Ltd.                                             71,415              36,437
 * Kao Hsing Chang Iron & Steel Corp.                                  360,000             107,821
 * Kee Tai Properties Co., Ltd.                                        272,000              74,700
 * King Yuan Electronics Co., Ltd.                                     362,000             358,690
 * Kingdom Construction Co., Ltd.                                      464,000             170,124
   Kinpo Electronics, Inc.                                             333,000             174,689
 * Kuoyang Construction Co., Ltd.                                      255,000              97,622
 * Kwong Fong Industries Corp.                                         230,000              29,353
   Lan Fa Textile Co., Ltd.                                            294,044              88,297
 * Lead Data Co., Ltd.                                                 419,000             149,607
 * Leadtek Research, Inc.                                              112,000              57,991
 * Lealea Enterprise Co., Ltd.                                         658,000             121,332
   Lee Chang Yung Chemical Industry Corp.                              491,077             186,367
 * Lee Chi Enterprises Co., Ltd.                                       196,000              76,712
 * Lelon Co., Ltd.                                                     124,000              59,781
 * Leofoo Development Co., Ltd.                                        238,000              94,471
 * Les Enphants Co., Ltd.                                              126,000              50,988
 * Li Peng Enterprise Co., Ltd.                                        513,000             103,791
   Li Shin International Enterprise Corp.                               38,000              20,291
   Lien Hwa Industrial Corp.                                           734,000             229,173
 * Ling Sheng PrecisionIndustrial Corp.                                211,320             120,600
 * Long Bon Development Co., Ltd.                                      568,000             202,257
   Long Chen Paper Co., Ltd.                                           507,000     $       182,138
   Lucky Cement Corp.                                                  449,000             140,168
 * Luxon Electronics Corp.                                             313,400              81,472
 * Macronix International Co., Ltd.                                  4,084,000           1,474,477
 * Megamedia Corp.                                                      65,782               3,187
   Mercuries & Associates, Ltd.                                        549,000             202,382
 * Mercuries Data Co., Ltd.                                            135,853              63,905
   Merida Industry Co., Ltd.                                           171,000              63,858
 * Microelectronics Technology, Inc.                                   352,000             178,767
   Micro-Star International Co., Ltd.                                  181,000             212,730
 * Microtek International, Inc.                                        115,062              31,002
   Mitac International Corp.                                         1,210,120             562,588
 * Mitac Technology Corp.                                               52,000              22,798
 * Mustek Systems, Inc.                                                 75,000              37,597
 * Namchow Chemical Industrial Co., Ltd.                               159,900              35,805
 * Nankang Rubber Tire Co., Ltd.                                       104,312             109,854
   Nantex Industry Co., Ltd.                                           181,000              59,671
 * New Asia Construction & Development Co., Ltd.                       146,000              28,032
 * Ocean Plastics Co., Ltd.                                            128,000              78,464
 * Opto Tech Corp.                                                     483,000             149,117
 * Orient Semiconductor Electronics, Ltd.                            1,305,855             155,072
 * Pacific Construction Co., Ltd.                                      324,256              38,354
 * Pacific Electric Wire & Cable Corp.                               1,873,020              29,226
 * Pan Overseas Electronics Co., Ltd.                                  184,000              82,398
 * Pan-International Industrial Corp.                                   89,000              57,273
   Phihong Technology Co., Ltd.                                         75,000              41,848
 * Picvue Electronics, Ltd.                                            604,000             218,288
   Primax Electronics, Ltd.                                            475,240             172,416
 * Prince Housing & Development Corp.                                1,102,000             301,199
 * Procomp Informatics, Ltd.                                           391,440             127,294
 * Prodisc Technology Inc.                                             372,000             285,798
   Radium Life Tech                                                     85,534              86,360
   Ralec Electronic Corp.                                              156,681              88,744
 * Rectron, Ltd.                                                        78,300              19,945
   Rexon Industrial Corp., Ltd.                                        218,820              78,386
 * Ritek Corp.                                                       2,327,250           1,271,133
 * Ruentex Development Co., Ltd.                                       626,000             134,028
 * Sampo Corp.                                                       1,064,000             357,262
 * San Fang Chemical Industry Co., Ltd.                                 74,800              51,813
 * Sanyang Industrial Co., Ltd.                                        979,000             386,794
   Sanyo Electric Co., Ltd.                                            351,000             214,697
 * SDI Corp.                                                           184,000              87,101
   Sheng Yu Steel Co., Ltd.                                              5,000               5,546
   Shihlin Electric & Engineering Corp.                                595,000             363,928
 * Shihlin Paper Corp.                                                  81,000              58,103
 * Shinkong Co., Ltd.                                                  173,200             102,633
 * Shinkong Synthetic Fibers Co., Ltd.                               1,378,000             283,146
   Shinung Corp.                                                       285,000              76,076
 * Silicon Integrated Systems Corp.                                    421,000             223,882
 * Sin Yih Ceramic Co., Ltd.                                           211,000              57,758
   Sincere Navigation Corp.                                            339,602             236,906
 * Sinkong Spinning Co., Ltd.                                           75,000              30,597

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * SinoPac Holdings Co., Ltd.                                          999,000     $       536,578
 * Siward Crystal Technology Co., Ltd.                                  38,000              23,273
 * Solomon Technology Corp.                                            338,000             111,612
   South East Soda Manufacturing Co., Ltd.                             233,000              54,531
   Southeast Cement Co., Ltd.                                          474,000             132,086
 * Space Shuttle Hi-Tech Co., Ltd.                                     177,000              40,049
   Standard Foods Taiwan, Ltd.                                         288,000              88,928
   Stark Technology, Inc.                                               58,000              38,469
   Sunonwealth Electric Machine Industry Co., Ltd.                      21,000              10,390
   Systex Corp., Ltd.                                                1,015,000             481,574
   Ta Chen Stainless Pipe Co., Ltd.                                     81,000              57,470
 * Ta Chong Bank                                                     1,394,000             472,252
   Ta Ya Elec Wire & Cable Co., Ltd.                                   481,000             184,788
   Tah Hsin Industrial Corp.                                           268,000              79,581
 * Ta-I Technology Co., Ltd.                                           140,000             122,292
 * Taichung Commercial Bank                                          1,737,000             476,884
 * Tainan Business Bank                                                749,000             258,827
   Tainan Spinning Co., Ltd.                                         1,727,000             520,044
 * Taita Chemical Co., Ltd.                                            223,000              82,350
 * Taitung Business Bank                                               163,395              18,307
 * Taiwan Business Bank                                              4,077,120           1,388,260
   Taiwan Cement Corp.                                               3,106,090           1,425,352
   Taiwan Fire & Marine Insurance Co., Ltd.                            278,412             162,079
 * Taiwan Flourescent Lamp Co., Ltd.                                   124,000              67,459
   Taiwan Glass Ind. Corp.                                             503,200             392,812
 * Taiwan Kolin Co., Ltd.                                              498,000             141,702
   Taiwan Mask Corp.                                                   103,000              55,055
   Taiwan Navigation Co., Ltd.                                         104,824              70,842
 * Taiwan Pulp & Paper Corp.                                           238,000              73,859
 * Taiwan Sakura Corp.                                                 252,900              83,231
   Taiwan Sogo Shinkong Security Co., Ltd.                              93,000              46,881
 * Taiwan Tea Corp.                                                    992,215             239,199
 * Tatung Co., Ltd.                                                  4,743,000           1,941,437
 * Tay-Shan Enterprises Co., Ltd.                                      358,000              83,772
   Teapo Electronic Corp.                                               79,000              28,206
   Teco Electric & Machinery Co., Ltd.                               2,406,834             833,566
   Tecom, Ltd.                                                         307,753             127,510
   Test-Rite International Co., Ltd.                                    96,000              51,757
 * The Chinese Bank                                                  1,754,000             402,093
 * The Farmers Bank of China                                         1,542,800             504,907
   The First Insurance Co., Ltd.                                       182,000             132,254
 * Ton Yi Industrial Corp.                                           1,927,810             575,370
 * TSRC Corp.                                                          598,000             235,605
 * Tung Ho Steel Enterprise Corp.                                      701,285             489,356
 * Twinhead International Corp.                                        422,000              85,690
 * Tycoons Group Enterprise Co., Ltd.                                  263,000              78,240
 * Ulead Systems, Inc.                                                  66,000              46,278
   U-Ming Marine Transport Corp.                                       355,000             447,233
 * Union Bank of Taiwan                                              1,811,000             578,432
 * Union Insurance Co., Ltd.                                           557,686             187,302
   Uni-President Enterprises Corp.                                   3,828,130           1,699,761
 * Unitech Printed Circuit Board Corp.                                 433,000             271,404
 * United Epitaxy Co., Ltd.                                             78,000     $        41,643
 * Universal Cement Corp.                                              315,500             116,369
   Universal Microelectronics Co., Ltd.                                 69,010              33,118
 * Universal Scientific Industrial Co., Ltd.                           796,000             354,487
   UPC Technology Corp.                                                826,840             313,578
 * Usi Corp.                                                           935,000             368,605
 * Ve Wong Corp.                                                       177,000              65,963
   Via Technologies, Inc.                                              246,000             237,537
 * Visual Photonics Epitacy Co., Ltd.                                   86,000              46,175
 * Walsin Lihwa Corp.                                                3,829,000           1,862,753
   Walsin Technology Corp., Ltd.                                       367,763             311,533
 * Wan Hwa Enterprise Co., Ltd.                                        253,000              84,160
 * Waterland Financial Holdings                                      2,570,000             956,031
 * Wei Chih Steel Industrial Co., Ltd.                                 211,898              55,229
 * Wei Chuan Food Corp.                                                167,000              69,951
 * Winbond Electronics Corp.                                         4,690,000           2,369,568
   Wintek Corp.                                                        108,640             144,951
 * Wistron Corp.                                                       229,000             149,844
   World Peace Industrial Co., Ltd.                                     83,000              80,141
 * WUS Printed Circuit Co., Ltd.                                       475,000             321,121
 * Yageo Corp.                                                       2,343,840           1,232,735
   Yang Ming Marine Transport Corp.                                  1,027,000             902,704
 * Yi Jinn Industrial Co., Ltd.                                        387,000              71,335
   Yosun Industrial Corp.                                               50,000              52,284
 * Yuen Foong Yu Paper Manufacturing Co., Ltd.                       1,505,487             826,451
   Yulon Motor Co., Ltd.                                               435,880             489,856
   Yung Chi Paint & Varnish Manufacturing Co., Ltd.                      1,000               1,155
   Yung Shin Pharmaceutical Industrial Co., Ltd.                       268,000             201,695
   Yung Tay Engineering Co., Ltd.                                      456,000             267,748
   Zig Sheng Industrial Co., Ltd.                                      341,120              98,108
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $62,121,548)                                                                    78,035,982
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.3%)
 * Taiwan Dollar
    (Cost $2,275,829)                                                                    2,292,121
                                                                                   ---------------
TOTAL -- TAIWAN
  (Cost $64,397,377)                                                                    80,328,103
                                                                                   ---------------
SOUTH KOREA -- (9.7%)
COMMON STOCKS -- (9.7%)
   Aekyung Petrochemical Co., Ltd.                                      10,140             106,490
 * Anam Semiconductor, Inc.                                            296,459             850,038
   Asia Cement Manufacturing Co., Ltd.                                   9,438             207,804
 * AUK Corp.                                                            24,000              70,687
   Baiksan Co., Ltd.                                                    41,550              41,314
   Boo Kook Securities Co., Ltd.                                        17,385              71,918
   BYC Co., Ltd.                                                           810              28,151
   Byuck San Corp.                                                         230               2,548
   Byuck San Engineering and Construction Co., Ltd.                     87,860             199,742
 * Capro Corp.                                                          16,830              20,628

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Cheil Industrial, Inc.                                               80,314     $       984,736
   Cho Kwang Leather Co., Ltd.                                           4,860              12,490
   Choil Aluminium Mfg. Co., Ltd.                                        5,770              19,311
   Chon Bang Co., Ltd.                                                   2,520              63,501
 * Chong Kun Dang                                                       11,299              32,959
   Choong Wae Pharmaceutical                                             9,816              94,258
 * Choongnam Spinning Co., Ltd.                                            714               3,203
   Chosun Refractories Co., Ltd.                                         7,370             133,868
 * CKD Bio Corp.                                                         3,109               7,722
 * D.I Corp.                                                            65,430             101,019
   Dae Chang Industrial Co.                                              6,170              19,454
   Dae Dong Industrial Co., Ltd.                                         3,930              13,745
 * Dae Han Fire & Marine Insurance Co., Ltd.                            12,610              40,823
   Dae Sang Corp.                                                       82,740             195,032
   Dae Won Kang Up Co., Ltd.                                            13,100             112,554
 * Dae Young Packaging Co., Ltd.                                       356,210              21,339
   Daegu Bank Co., Ltd.                                                148,102             876,925
   Daehan Flour Mills Co., Ltd.                                          2,525              88,561
   Daehan Synthetic Fiber Co., Ltd.                                      2,000              20,153
   Daelim Industrial Co., Ltd.                                          54,270           1,804,384
 * Daelim Trading Co., Ltd.                                             27,140             120,022
   Daesung Industrial Co., Ltd.                                          7,690             114,663
   Daewoo Engineering & Construction Co., Ltd.                         419,350           1,475,293
 * Daewoo International Corp.                                           64,190             379,931
   Daewoo Motor Sales Corp.                                             61,560             359,813
 * Daewoo Securities Co., Ltd.                                         324,720           1,047,123
   Daewoong Co., Ltd.                                                   12,340              56,878
   Dahaam E-Tec Co., Ltd.                                                5,985              41,672
   Daishin Securities Co., Ltd.                                        103,481           1,210,849
   Daiyang Metal Co., Ltd.                                              40,000              40,327
 * Daou Technology, Inc.                                                60,000              71,979
   DC Chemical Co., Ltd.                                                38,990             488,175
   Dong Ah Tire Industrial Co., Ltd.                                    42,420             128,103
   Dong Bu Insurance Co., Ltd.                                         132,650             533,767
 * Dong Hai Pulp Co., Ltd.                                              14,310              45,963
   Dong IL Rubber Belt Co., Ltd.                                         7,253              12,276
   Dong Wha Pharmaceutical Industries Co.                                5,167              29,777
 * Dong Won Co., Ltd.                                                    5,520              49,678
   Dong Yang Department Store Co., Ltd.                                  9,000              31,210
   Dong-A Pharmaceutical Co., Ltd.                                      19,920             266,389
   Dongbu Corp.                                                         46,410             218,869
   Dongbu Hannong Chemical Co., Ltd.                                    14,890              69,547
   Dongbu Securities Co., Ltd.                                          22,040              37,235
   Dongbu Steel Co., Ltd.                                               46,108             240,385
   Dong-II Corp.                                                         4,205              88,368
   Dongkook Industries Co., Ltd.                                         1,620               5,082
   Dongkuk Steel Mill Co., Ltd.                                        155,862           1,065,142
 * Dongsu Industrial Co., Ltd.                                           9,880             101,037
   Dongsung Chemical Industries                                          3,770              19,674
   Dongwon F&B Co., Ltd.                                                 6,666             200,712
   Dongwon Financial Holding Co., Ltd.                                 116,926             588,706
 * Dongwon Industries Co., Ltd.                                          1,876              14,018
   Dongyang Express & Construction Corp.                                 5,250              64,460
 * Doosan Corp.                                                         41,820             375,648
   Doosan Heavy Industries & Construction Co., Ltd.                    221,940     $     1,353,048
   DPI Co., Ltd.                                                        33,340              79,530
   Duck Yang Industry Co., Ltd.                                          4,000              26,758
 * Enex Co., Ltd.                                                        5,960              37,433
   F&F Co., Ltd.                                                        23,100              31,677
 * First Fire & Marine Insurance Co., Ltd.                              40,160              36,525
 * Fursys, Inc.                                                         24,120             178,970
   Global & Yuasa Battery Co., Ltd.                                     11,600              14,981
   Green Cross Corp.                                                    10,540             224,923
 * Gwangju Shinsegae Co., Ltd.                                           1,590              46,385
   Halla Engineering & Construction Corp.                                7,450              30,028
   Han Kuk Carbon Co., Ltd.                                             25,070              25,799
   Han Wha Corp.                                                       146,740           1,047,997
   Han Yang Securities Co., Ltd.                                        24,940              56,050
   Hana Securities Co., Ltd.                                            40,790             183,560
   Handok Pharmaceuticals Co., Ltd.                                     18,150             145,607
   Hanil Cement Manufacturing Co., Ltd.                                 15,883             665,331
 * Hanil E-wha Co., Ltd.                                                79,730              77,158
   Hanil Iron & Steel Co., Ltd.                                          1,815              17,007
   Hanjin Heavy Industry Co., Ltd.                                     145,790             567,197
   Hanjin Transportation Co., Ltd.                                      23,460             185,259
 * Hankook Core Co., Ltd.                                                7,001                 511
   Hankook Cosmetics Co., Ltd.                                          30,000              20,875
   Hankook Tire Manufacturing Co., Ltd.                                150,550           1,189,634
   Hankuk Electric Glass Co., Ltd.                                      16,680             699,610
   Hankuk Glass Industries, Inc.                                        22,200             660,289
   Hankuk Paper Manufacturing Co., Ltd.                                  9,800             151,497
 * Hanmi Capital Co., Ltd.                                              28,690              80,542
   Hansae Co., Ltd.                                                      3,260              34,989
 * Hansol Chemical Co., Ltd.                                            12,467              39,514
 * Hansol CSN Co., Ltd.                                                103,640              82,729
   Hansol Paper Co., Ltd.                                               92,914             626,597
 * Hansol Telecom Co., Ltd.                                                543               4,147
   Hanwha Chemical Corp.                                               175,110           1,004,089
   Hanwha Securities Co., Ltd.                                          62,690             117,957
   Heesung Cable, Ltd.                                                   3,660              31,538
   Histeel Co., Ltd                                                      1,080               7,724
   Hotel Shilla, Ltd.                                                   76,920             328,914
   HS R&A Co., Ltd.                                                      4,980              24,132
   Huchems Fine Chemical Corp.                                          45,340             143,279
 * Huneed Technologoes Co., Ltd.                                        90,030              25,061
   Husteel Co., Ltd.                                                    10,370              41,170
   Hwa Sung Industrial Co.                                              26,510              72,522
   Hwashin Co., Ltd.                                                    42,000              35,278
   Hyosung T & C Co., Ltd.                                              61,987             461,013
   Hyundai Cement Co., Ltd.                                             15,435             349,867
 * Hyundai Corp.                                                         6,015              11,903
   Hyundai Department Store Co., Ltd.                                   20,728             488,133
   Hyundai Department Store H & S Co., Ltd.                              8,362              79,619
   Hyundai Development Co.                                             160,560           1,705,019
   Hyundai Fire & Marine Insurance Co., Ltd.                             7,420             232,816

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Hyundai Heavy Industries Co., Ltd.                                  103,890     $     2,533,734
   Hyundai Hysco                                                       170,820             651,943
 * Hyundai Merchant Marine Co., Ltd.                                   171,390           1,158,524
 * Hyundai Mipo Dockyard Co., Ltd.                                      15,693             236,638
   Hyundai Motor Co., Ltd.                                             101,700           3,893,271
   Hyundai Pharmaceutical Ind Co., Ltd.                                  4,200              38,195
 * Hyundai Securities Co., Ltd.                                        249,730           1,018,532
   II Dong Pharmaceutical Co., Ltd.                                      5,840              46,372
 * II Jin Diamond Co., Ltd.                                             14,730             157,797
   II Sung Pharmaceutical Co., Ltd.                                      3,990              48,982
   II Yang Pharmaceutical Co., Ltd.                                      6,107              16,239
   IIShin Spinning Co., Ltd.                                             3,600             115,582
   INI Steel Co., Ltd.                                                 225,530           1,679,713
   ISU Chemical Co., Ltd.                                               14,350              77,622
   Je II Pharmaceutical Co.                                              2,220              40,929
   Jeonbuk Bank, Ltd.                                                   52,970             193,060
 * Jinro, Ltd.                                                          12,210              15,722
   Joongang Constuction Co., Ltd.                                        9,880              43,189
 * KDB Capital Corp.                                                       972               2,793
 * Keang Nam Enterprises Co., Ltd.                                       7,902              27,102
   KEC Corp.                                                             8,020             166,846
   Keyang Electric Machinery Co., Ltd.                                  71,760              64,879
 * KG Chemical Corp.                                                   111,230              42,015
   Kia Motors Corp.                                                     58,630             501,381
   Kodenshi Korea Corp.                                                 38,000              54,380
   Kolon Chemical Co., Ltd.                                             20,220              86,796
   Kolon Engineering & Construction Co., Ltd.                           37,850              85,909
   Kolon Industries, Inc.                                               32,379             172,269
 * Kolon International                                                   1,905               5,601
   Kolon International Corp.                                            11,960              57,775
   Korea Cast Iron Pipe Co., Ltd.                                       44,688              64,521
   Korea Circuit Co.                                                    31,660              97,874
 * Korea Development Co., Ltd.                                          23,520             173,573
 * Korea Development Leasing Corp.                                      61,900              66,400
 * Korea Express Co., Ltd.                                              21,990             428,902
   Korea Fine Chemical Co., Ltd.                                         7,000              73,204
   Korea Flange Co., Ltd.                                                6,860              69,724
   Korea Iron & Steel Co., Ltd.                                         25,230             325,947
   Korea Iron & Steel Works Co., Ltd.                                   21,294             190,815
   Korea Kolmar Co., Ltd.                                               35,185              49,465
   Korea Komho Petrochemical                                            61,750             387,254
 * Korea Mutual Savings Bank                                            14,910              73,449
   Korea Petrochemical Industry Co., Ltd.                               12,300              74,789
   Korea Polyol Co., Ltd.                                                9,750             267,068
   Korea Zinc Co., Ltd.                                                 31,800             516,633
 * Korean Air Co., Ltd.                                                167,698           2,120,543
   Korean Air Terminal Service Co., Ltd.                                 3,490              34,708
   Korean Reinsurance Co., Ltd.                                          9,279             344,550
 * KP Chemical Corp.                                                   201,976             491,054
 * KTB Network, Ltd.                                                   135,720             268,591
   Kuk Dong Electric Wire Co., Ltd.                                      3,740              57,464
   Kukdo Chemical Co., Ltd.                                              8,710              67,169
   Kukdong City Gas Co., Ltd.                                           12,780     $       149,109
 * Kukje Corp.                                                          34,550              41,338
   Kumgang Korea Chemical Co., Ltd.                                      8,410             844,060
   Kumho Industrial Co., Ltd.                                           89,380             617,491
 * Kunsul Chemical Industrial Co. Ltd                                   12,700              49,320
   Kwang Dong Pharmaceutical Co., Ltd.                                 114,660             113,435
   Kyeryong Construction Industrial Co., Ltd.                           17,500             176,925
   Kyobo Securities Co., Ltd.                                           76,680             153,213
   Kyong Dong Boiler Co., Ltd.                                           3,450              37,647
   Kyungbang Co., Ltd.                                                   1,856              85,959
   LG Cable, Ltd.                                                       68,050           1,069,229
   LG Engineering & Construction Corp.                                 104,882           1,636,385
   LG International Corp.                                               72,934             503,084
 * LG Investment & Securities Co., Ltd.                                136,070           1,016,513
   Lotte Confectionary Co., Ltd.                                         1,170             518,136
   Lotte Sam Kang Co., Ltd.                                              2,460             195,704
   Meritz Securities Co., Ltd.                                          73,900             135,293
   Motonic Corp.                                                           640               6,836
   Namhae Chemical Corp.                                               105,810             144,907
   Namyang Dairy Products Co., Ltd.                                      1,320             361,255
   Nexans Korea, Ltd.                                                   45,600              51,598
   Nong Shim Holdings Co., Ltd.                                          1,750              64,373
   Oriental Fire & Marine Insurance Co., Ltd.                           16,810             226,022
   Ottogi Corporation                                                    7,320             159,381
 * Pacific Industries, Inc.                                             12,240             120,370
 * PaperCorea, Inc.                                                     19,552              43,978
 * Partsnic Co., Ltd.                                                   11,310              30,761
 * Pohang Coated Steel Co., Ltd.                                        12,780             163,352
   Poong Lim Industrial Co., Ltd.                                       32,280              57,944
   Poong San Corp.                                                      66,220             545,811
 * Pum Yang Construction Co., Ltd.                                      14,380              97,110
   Pusan City Gas Co., Ltd.                                             21,560             217,304
   Pyung Hwa Industrial Co., Ltd.                                       45,370             119,739
 * Regent Securities Co., Ltd.                                         267,423             213,488
 * Rocket Electric Co., Ltd.                                             3,460               5,340
 * Saehan Industries, Inc.                                              95,610             153,475
 * Saehan Media Corp.                                                   31,250              41,552
 * Sam Jin Pharmaceutical Co., Ltd.                                      2,650              48,627
   Sam Yung Trading Co., Ltd.                                           13,840              15,272
   Sambu Construction Co., Ltd.                                         11,175              72,348
   Samhwa Crown and Closure Co., Ltd.                                    3,100              21,934
   Samhwa Paints Industrial Co., Ltd.                                   33,600              74,994
 * Samlip Industrial Co., Ltd.                                          15,670              55,189
   Samsung Climate Control Co., Ltd.                                    11,990              48,964
   Samsung Corp.                                                       331,070           4,163,830
 * Samsung Engineering Co., Ltd.                                        84,110             402,511
   Samsung Fine Chemicals                                               57,050             745,819
   Samsung Heavy Industries Co., Ltd.                                  491,740           2,119,201
   Samsung Securities Co., Ltd.                                          7,000             124,629

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Samwhan Corp. Co., Ltd.                                              17,730     $        82,100
   Samyang Corp.                                                        22,135             360,736
   Samyang Genex Co., Ltd.                                               5,490             124,712
   Samyang Tongsang Co., Ltd.                                            2,820              28,564
 * Samyoung Chemical Co., Ltd.                                           2,820              17,231
   Samyoung Electronics Co., Ltd.                                       39,200             228,527
   Seah Holdings Corp.                                                   4,619              52,639
   Seah Steel Corp.                                                      6,245              52,599
 * Segye Corp.                                                          20,530              40,163
   Sejong Industrial Co., Ltd.                                          44,050              97,102
   Sejong Securities Co., Ltd.                                          71,510             104,520
   Sempio Foods Co.                                                      3,610              18,677
 * Seoul Securities Co., Ltd.                                          109,220             256,938
 * Shin Dong-Ah Fire & Marine Insurance Co.                             22,873              71,538
   Shin Heung Securities Co., Ltd.                                       9,130              16,126
   Shin Young Securities Co., Ltd.                                      18,390             183,595
   Shin Young Wacoal, Inc.                                                 273               7,963
 * Shin-Ho Paper Manufacturing Co., Ltd.                                38,850              99,869
   Shinmoorim Paper Manufacturing Co., Ltd.                             34,120             141,359
   Shinpoong Pharmaceutical Co., Ltd.                                    4,540              39,332
 * Shinsegae Engineering & Construction Co., Ltd.                        3,980              36,313
 * Shinsung Tongsang Co., Ltd.                                          21,550              36,534
 * SK Chemicals Co., Ltd.                                               37,810             246,039
   SK Gas Co., Ltd.                                                     18,370             288,089
 * SK Networks Co., Ltd.                                                13,708             251,004
 * SKC Co., Ltd.                                                        47,410             343,022
   Song Woun Industries                                                 24,310              44,657
 * Ssang Bang Wool Co., Ltd.                                            52,870             158,593
 * Ssangyong Cement Industry Co., Ltd.                                 397,692             528,527
 * Ssangyong Fire & Marine Insurance Co.                                13,190              32,144
   STX Corp.                                                            10,226              34,334
 * STX Engine                                                            8,711              24,601
 * Sung Chang Enterprise Co., Ltd.                                       9,000              50,342
   Sung Shin Cement Co., Ltd.                                           40,070             595,984
 * Sungwon Corp.                                                        20,600              20,428
 * Sunjin Co., Ltd.                                                      4,240              67,968
   Tae Kwang Industrial Co., Ltd.                                        2,380             309,676
   Tae Kyung Industrial Co., Ltd.                                       63,000              97,825
   Tae Young Corp.                                                      16,270             493,296
   Taegu Department Store Co., Ltd.                                     19,941             112,508
   Tai Han Electric Wire Co., Ltd.                                      84,107             395,337
   Tai Lim Packaging Industries Co., Ltd.                                4,380              10,029
   The Will-Bes & Co., Ltd.                                             10,640              21,651
 * Tong Kook Corp.                                                         607                 814
 * Tong Yang Investment Bank                                           166,420             236,981
 * Tong Yang Major Corp.                                                24,960              46,843
   Tong Yang Moolsan Co., Ltd.                                           4,560               9,739
 * Tongil Heavy Industries Co., Ltd.                                   160,770              71,810
 * Trigem Computer, Inc.                                                60,329             209,228
   TS Corp.                                                              3,881              28,606
   Union Steel Manufacturing Co., Ltd.                                  12,240             526,901
   Wiscom Co., Ltd.                                                     22,000     $        46,588
   Woongjin.Com Co., Ltd.                                               78,940             187,349
   Woori Securities Co., Ltd.                                           64,593             213,422
   Yoo Sung Enterprise Co., Ltd.                                         3,780              46,835
   Youlchon Chemical Co., Ltd.                                          47,300             294,467
 * Young Poong Mining & Construction Corp.                              18,030                 851
 * Youngbo Chemical Co., Ltd.                                           33,000              50,762
   Youngone Corp.                                                      108,650             236,992
   Youngpoong Corp.                                                      1,580              58,291
   Yuhan Corp.                                                           5,179             297,691
   Yuhwa Securities Co., Ltd.                                           17,000              98,671
 * Zinus, Inc.                                                           9,330              24,627
                                                                                   ---------------
TOTAL -- SOUTH KOREA
  (Cost $64,517,828)                                                                    76,069,220
                                                                                   ---------------
SOUTH AFRICA -- (9.6%)
COMMON STOCKS -- (9.6%)
 * ABSA Group, Ltd.                                                  1,028,666           7,365,068
   Advtech, Ltd.                                                       281,863              33,262
   Aeci, Ltd.                                                          164,732             802,648
 * Afgri, Ltd.                                                         474,231             435,824
   African Life Assurance Co., Ltd.                                    224,178             506,132
 * Afrikander Lease, Ltd.                                              246,760              88,629
 * AG Industries, Ltd.                                                 258,225              79,048
 * Allied Electronics Corp., Ltd.                                       83,653             153,704
   Anglo American PLC                                                  233,102           4,921,341
   Argent Industrial, Ltd.                                              44,350              26,426
 * AST Group, Ltd.                                                     195,883              17,676
 * Aveng, Ltd.                                                         625,909             755,448
   Barloworld, Ltd.                                                    340,431           3,621,869
 * Bell Equipment, Ltd.                                                104,995             135,324
 * Bridgestone Firestone Maxiprest, Ltd.                               113,271              22,667
 * Business Connexion Group, Ltd.                                      465,381             260,728
   Bytes Technology Group, Ltd.                                        151,960             135,230
 * Capital Alliance Holdings, Ltd.                                     368,442             603,181
 * Capitec Bank Holdings, Ltd.                                          90,933              81,219
 * Corpcapital, Ltd.                                                   579,166              46,933
 * Datatec, Ltd.                                                       217,667             316,218
 * Dimension Data Holdings PLC                                         960,866             536,691
   Distell Group, Ltd.                                                  15,299              34,549
   Dorbyl, Ltd.                                                         23,741              65,497
 * Ellerine Holdings, Ltd.                                             123,641             605,840
   Gold Reef Casino Resorts, Ltd.                                      344,218             389,477
   Grintek, Ltd.                                                       210,786              37,988
   Group Five, Ltd.                                                    116,245             170,298
   Highveld Steel & Vanadilum Corp., Ltd.                              170,633             484,267
   Hudaco Industries, Ltd.                                              41,570             141,727
   Iliad Africa, Ltd.                                                   76,658              62,848
   Illovo Sugar, Ltd.                                                  440,336             512,338
   Imperial Holdings, Ltd.                                             343,691           3,682,662
 * Investec, Ltd.                                                       69,518           1,287,043
   Iscor, Ltd.                                                         788,334           4,100,969
 * JCI, Ltd.                                                         1,770,853             149,079
 * Johnic Communications, Ltd.                                          48,017             180,204
   Kersaf Investments, Ltd.                                            101,756             592,987
   Liberty Group, Ltd.                                                 480,674           3,848,020
   M Cubed Holdings, Ltd.                                              990,750              47,094
   Metair Investment, Ltd.                                               7,789             181,819

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
 * Metorex, Ltd.                                                       214,682     $        77,995
   Metropolitan Holdings, Ltd.                                       1,070,841           1,270,470
   Murray & Roberts Holdings, Ltd.                                     524,389           1,119,913
   Nampak, Ltd.                                                      1,012,204           2,160,586
   Nedcor, Ltd.                                                        664,231           6,352,281
 * New Clicks Holdings, Ltd.                                           304,410             345,555
   Northam Platinum, Ltd.                                              330,046             460,252
 * Nu-World Holdings                                                    22,465              79,570
   Old Mutual PLC                                                    6,061,892          10,591,213
 * Omnia Holdings, Ltd.                                                 60,733             275,179
 * Palabora Mining Co., Ltd.                                            13,846             125,005
 * Peregrine Holdings, Ltd.                                            302,634             104,116
   PSG Group, Ltd.                                                     151,915              61,715
   Rainbow Chicken, Ltd.                                               382,937             301,860
   Rebserve Holdings, Ltd.                                             388,298             460,443
   Redefine Income Fund, Ltd.                                           83,325              32,365
 * Relyant Retail, Ltd.                                                944,541             210,994
   Sanlam, Ltd.                                                      4,194,220           5,685,064
   Santam, Ltd.                                                        172,709           1,222,259
   Sappi, Ltd.                                                         377,732           5,271,270
 * Tiger Wheels, Ltd.                                                   80,109             246,487
   Tongaat-Hulett Group, Ltd.                                          177,566           1,220,081
 * Trencor, Ltd.                                                       239,789             447,947
   UCS Group, Ltd.                                                     170,047              31,398
 * Value Group, Ltd.                                                   108,971              24,251
                                                                                   ---------------
TOTAL -- SOUTH AFRICA
  (Cost $71,638,862)                                                                    75,698,241
                                                                                   ---------------
MEXICO -- (9.5%)
COMMON STOCKS -- (9.5%)
   Alfa S.A. de C.V. Series A                                        3,021,264           9,928,353
 * Cintra S.A. de C.V.                                                  85,000              14,897
 * Consorcio Hogar S.A. de C.V. Series B                               189,500              61,276
   Controladora Comercial Mexicana S.A. de C.V. Series B             4,793,000           5,628,200
 * Corporacion Geo S.A. de C.V. Series B                             1,728,500           2,226,609
 * Corporacion Interamericana de Entramiento S.A. de C.V.
     Series B                                                        1,414,805           2,987,933
 * Corporacion Mexicana de Restaurantes S.A. de C.V.
     Series B                                                            3,689                 339
   Corporativo Fragua S.A. de C.V. Series B                                 70                 184
 * Desc S.A. de C.V. Series B                                        8,736,833           2,564,815
   El Puerto de Liverpool S.A. Series 1                                 20,000              28,743
   El Puerto de Liverpool S.A. Series C1                               328,600             463,608
 * Empaques Ponderosa S.A. de C.V. Series B                             90,000               4,732
 * Empresas ICA Sociedad Controladora S.A. de C.V.                  14,137,500           4,348,475
   Empresas la Moderna S.A. de C.V. Series A                         2,636,785             559,174
   Fomento Economico Mexicano Series B & D                             488,000           2,087,733
 * GPo Iusacell                                                        143,500             175,799
   Gruma S.A. de C.V. Series B                                       1,222,950           2,052,271
   Grupo Carso S.A. de C.V. Series A-1                                 721,000     $     2,780,003
   Grupo Cementos de Chihuahua, S.A. de C.V.                         1,171,000           1,918,915
   Grupo Corvi S.A. de C.V. Series L                                   284,000              47,037
   Grupo Financiero del Norte S.A. Series C                            650,000           2,272,707
   Grupo Financiero GBM Atlantico S.A. de C.V. Series L                     74                  15
   Grupo Financiero GBM Atlantico S.A. de C.V. Series L                 75,724              15,926
   Grupo Financiero Inbursa S.A. de C.V. Series O                    2,728,165           3,468,928
 * Grupo Gigante S.A. de C.V. Series B                                 324,076             207,313
 * Grupo Industrial Maseca S.A. de C.V. Series B                     1,824,900             800,388
   Grupo Industrial Saltillo Unique Series                             778,300           1,275,399
 * Grupo Nutrisa S.A. de C.V.                                              428                  96
   Grupo Posadas S.A. de C.V. Series L                                 356,000             205,898
 * Grupo Qumma S.A. de C.V. Series B                                     5,301                  84
 * Grupo Tribasa S.A. de C.V.                                          152,065                   0
   Herdez Common Series                                                319,000             139,771
 * Hylsamex S.A. de C.V.                                             1,026,960           1,457,894
   Industrias Bachoco S.A. de C.V. (Certificate Representing
     Series B and Series L)                                            246,000             398,808
   Industrias Penoles S.A. de C.V.                                   1,277,400           4,589,528
 * Industrias S.A. de C.V. Series B                                     93,000             427,858
 * Jugos del Valle S.A. de C.V. Series B                               155,900             246,183
 * Nueva Grupo Mexico S.A. de C.V. Series B                          4,676,996          13,984,060
 * Organizacion Soriana S.A. de C.V. Series B                        1,796,300           5,651,069
 * Sanluis Corporacion S.A. de C.V. (Certificates representing
     1 share Series B, 1 share Series C & 1 share Series D)              2,400                 978
 * US Commercial Corp. S.A. de C.V.                                    271,000             142,013
   Vitro S.A.                                                        1,471,900           1,547,807
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $52,582,959)                                                                    74,711,819
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Mexican Peso
     (Cost $6,375)                                                                           5,873
                                                                                   ---------------
TOTAL -- MEXICO
  (Cost $52,589,334)                                                                    74,717,692
                                                                                   ---------------
MALAYSIA -- (9.1%)
COMMON STOCKS -- (9.1%)
 * A&M Realty Berhad                                                   427,100             155,039
   ACP Industries Berhad                                               512,000             267,879
 * Advance Synergy Berhad                                              641,000              79,406

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Advanced Synergy Capital Berhad                                     153,500     $        27,491
   Affin Holdings Berhad                                             2,406,100             855,717
   Aluminum Co. of Malaysia                                            250,000              73,073
 * AMBD Berhad                                                       1,990,900             102,154
   AMMB Holdings Berhad                                                938,944             854,290
   Ancom Berhad                                                        375,000              82,924
   Ann Joo Resources Berhad                                            619,200             257,767
   Antah Holding Berhad                                                306,000              12,499
 * Apollo Food Holdings Berhad                                         198,400             111,246
 * Arab Malaysia Corp. Berhad                                        2,000,000             710,710
   Asas Dunia Berhad                                                   524,700             144,999
 * Asia Pacific Land Berhad                                          1,349,000              92,339
   Asiatic Development Berhad                                        1,523,000             701,469
 * Avenue Assets Berhad                                              2,401,600             331,874
   Ayer Hitam Planting Syndicate Berhad                                 27,000              17,049
   Bandar Raya Developments Berhad                                   1,097,000             631,491
   Batu Kawan Berhad                                                   614,500             969,148
 * Berjaya Capital Berhad                                            1,765,900             416,274
 * Berjaya Group Berhad                                              3,516,900             115,855
 * Berjaya Land Berhad                                               2,479,500             515,523
 * Bernas Padiberas Nasional Berhad                                  1,391,800             472,319
   Bimb Holdings Berhad                                              1,029,800             460,266
 * Bina Darulaman Berhad                                               118,000              38,664
 * Binaik Equity Berhad                                                149,800              47,349
   Bolton Properties Berhad                                            747,000             143,588
   Boustead Holdings Berhad                                          1,665,600             767,699
   Cahya Mata Sarawak Berhad                                         1,008,800             443,666
 * Camerlin Group Berhad                                               845,200             198,864
   Chemical Co. of Malaysia Berhad                                     311,000             197,186
   Chin Teck Plantations Berhad                                         81,000             114,982
 * Choo Bee Metal Industries Berhad                                    235,700             141,333
   Commerce Asset Holding Berhad                                     1,104,000           1,417,653
 * Cosway Corp. Berhad                                                 854,100             203,625
   Cycle & Carriage Bintang Berhad                                     249,800             222,013
 * Damansara Realty Berhad                                             391,000              10,847
 * Datuk Keramik Holdings Berhad                                       127,000               4,149
 * Dijaya Corp. Berhad                                                 612,100             130,427
   Diversified Resources Berhad                                      3,284,000           1,572,557
   DNP Holdings Berhad                                                 166,000              31,197
 * E&O Property Development Berhad                                   1,166,000             208,541
   Eastern & Oriental Berhad                                           325,000              77,850
   Eastern Pacific Industrial Corp. Berhad                             207,200             177,931
 * Econstates Berhad                                                   264,000              80,106
   Edaran Otomobil Nasional Berhad                                     735,600           1,713,401
   Esso Malaysia Berhad                                                237,000             163,622
   Europlus Berhad                                                     278,100              52,655
 * Faber Group Berhad                                                  170,300              15,194
   Far East Holdings Berhad                                            159,200             145,599
   FFM Berhad                                                          383,400             867,237
   Focal Aims Holdings Berhad                                          424,000              50,110
   General Corp. Berhad                                                564,000              83,085
   Glomac Berhad                                                       171,600             104,400
 * Gold IS Berhad                                                      734,100             260,864
   Golden Hope Plantations Berhad                                    2,934,800     $     2,639,670
 * Golden Plus Holdings Berhad                                         201,000              36,197
 * Gopeng Berhad                                                       273,900              36,001
 * Grand United Holdings Berhad                                        451,100              74,130
 * Gula Perak Berhad                                                   417,000             177,658
   Guthrie Ropel Berhad                                                191,700             191,708
   Hap Seng Consolidated Berhad                                        662,100             438,563
   Highlands and Lowlands Berhad                                     1,727,900           1,683,159
 * Ho Hup Construction Co. Berhad                                      175,100              73,348
 * Ho Wah Genting Berhad                                               369,000              60,209
   Hong Leong Credit Berhad                                          1,097,137           1,172,114
   Hong Leong Industries Berhad                                        261,000             322,468
   Hong Leong Properties Berhad                                      2,295,741             323,589
   Hume Industries (Malaysia) Berhad                                   270,667             327,423
   Hwang-DBS (Malaysia) Berhad                                         654,000             297,790
   IGB Corp. Berhad                                                  3,872,600           1,242,722
   IJM Corp. Berhad                                                    511,000             625,981
   IJM Plantations Berhad                                              204,400              62,342
 * Insas Berhad                                                      1,680,000             181,193
 * Integrated Logistics Berhad                                         324,000             144,979
   Island & Peninsular Berhad                                          522,500             635,013
   Jaya Tiasa Holdings Berhad                                          302,000             298,659
   Jerneh Asia Berhad                                                  265,700             165,035
 * Johan Holdings Berhad                                               228,000              20,640
   Johor Port Berhad                                                 1,078,200             658,413
 * Johore Tenggara Oil Palm Berhad                                     464,000             149,167
 * K & N Kenanga Holdings Berhad                                     1,454,300             371,529
   Keck Seng (Malaysia) Berhad                                         657,500             278,600
 * Kejora Harta Berhad                                                 601,000              48,963
   Kian Joo Can Factory Berhad                                         598,200             458,447
 * KIG Glass Industrial Berhad                                         260,000              13,700
   Kim Hin Industry Berhad                                             265,000             195,418
   Kim Loong Resources Berhad                                          113,000              44,664
   KPJ Healthcare Berhad                                               478,600             181,501
   Kuala Lumpur Kepong Berhad                                          117,000             195,306
 * Kub Malaysia Berhad                                               1,251,400             223,698
   Kulim Malaysia Berhad                                               576,100             371,123
 * Kumpulan Emas Berhad                                              1,268,000             110,271
   Kwantas Corp. Berhad                                                123,000             173,303
 * Land & General Berhad                                             2,261,700             184,463
   Landmarks Berhad                                                  1,637,000             297,188
 * Leader Universal Holdings Berhad                                  1,621,833             191,916
 * Leong Hup Holdings Berhad                                           286,000              86,514
 * Lien Hoe Corp. Berhad                                               654,850              68,959
   Lingui Development Berhad                                         1,323,000             550,934
   Lion Diversified Holdings Berhad                                  1,044,100             294,281
   Lion Industries Corp. Berhad                                      1,742,581             444,877
   Malayan Cement Berhad                                                67,500              13,956
   Malayawata Steel Berhad                                             645,100             365,231
 * Malaysia Building Society Berhad                                    263,000              51,160
   Malaysia Industrial Development Finance Berhad                    2,898,700             902,176
   Malaysia Mining Corp. Berhad                                      3,286,800           1,735,139
 * Malaysian Airlines System Berhad                                     80,000              98,638
   Malaysian Mosaics Berhad                                          1,097,200             464,128
   Malaysian Plantations Berhad                                      2,514,000           1,504,114

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

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Maruichi Malaysia Steel Tube Berhad                                 479,000     $       298,540
   Matrix International Berhad                                         316,000              98,878
   Matsushita Electric Co. (Malaysia) Berhad                           160,880             431,587
 * MBF Holdings Berhad                                                  41,850               1,431
   MBM Resources Berhad                                                143,333              93,588
 * Meda, Inc. Berhad                                                   650,100              53,028
   Mega First Corp. Berhad                                             448,000             111,429
   Metro Kajang Holdings Berhad                                        401,500             198,741
 * Metroplex Berhad                                                    817,000              13,953
 * Mieco Chipboard Berhad                                              228,000             144,813
 * MTD Infraperdana Berhad                                           1,747,000             334,005
   Muda Holdings Berhad                                                706,000              96,526
   Muhibbah Engineering Berhad                                         321,600              88,888
   MUI Properties Berhad                                             1,314,000             114,026
 * Mulpha International Berhad                                       5,006,400             837,250
 * Multi-Purpose Holdings Berhad                                     1,974,000             572,032
 * Mutiara Goodyear Development Berhad                                 247,900              58,437
 * MWE Holdings Berhad                                                 360,000              54,956
 * Mycron Steel Berhad                                                 119,750                   0
 * Naluri Berhad                                                     2,010,800             619,724
 * Nam Fatt Berhad                                                     286,100              51,827
   Narra Industries Berhad                                             154,200              79,317
   NCB Holdings Berhad                                               1,310,500             823,508
 * Negri Sembilan Oil Palms Berhad                                     167,600             102,811
 * New Straits Times Press (Malaysia) Berhad                           735,600             754,837
   Nylex (Malaysia) Berhad                                             219,500              60,625
   Oriental Holdings Berhad                                          1,598,716           1,639,781
   Oriental Interest Berhad                                            170,000              60,466
   OSK Holdings Berhad                                                 940,666             407,877
   OSK Property Holdings Berhad                                        186,678              53,623
   Oyl Industries Berhad                                                96,333             919,441
   Pacific & Orient Berhad                                             239,300             120,600
   Pan Malaysia Cement Works Berhad                                  1,271,800             167,126
 * Pan Malaysian Industries Berhad                                   4,041,000              96,011
 * Pan Pacific Asia Berhad                                             100,000               2,368
 * Paracorp Berhad                                                     252,000              23,587
   Paramount Corp. Berhad                                              203,900             136,902
 * PBA Holdings Berhad                                                 504,000             198,671
   Pelangi Berhad                                                    1,655,800             267,608
 * Pernas International Holdings Berhad                              2,030,200             293,787
   Perusahaan Otomobil Nasional Berhad                               1,305,500           2,696,888
   Petaling Garden Berhad                                              636,200             217,845
   Phileo Allied Berhad                                              1,361,100             698,987
 * Pilecon Engineering Berhad                                          210,000               4,699
   PJ Development Holdings Berhad                                    1,043,900             117,982
   PK Resources Berhad                                                  25,000               4,863
   PPB Group Berhad                                                    918,333           1,571,263
 * Premium Nutri                                                       513,100              56,700
 * Prime Utilities Berhad                                               46,000              14,447
 * Promet Berhad                                                       140,000              10,684
 * Pulai Springs Berhad                                                159,800              55,860
   RHB Capital Berhad                                                4,895,100           2,487,471
   Road Builders (Malaysia) Holdings Berhad                            243,000     $       187,332
   Sapura Telecommunications Berhad                                    155,152              88,988
   Sarawak Enterprise Corp. Berhad                                   2,760,200             965,828
   Sarawak Oil Palms Berhad                                             93,000              57,016
   SCB Developments Berhad                                             120,000             142,184
   Scientex, Inc. Berhad                                               116,000              60,663
   Selangor Dredging Berhad                                            619,000              64,395
   Selangor Properties Berhad                                        1,164,600             689,107
   Shell Refining Co. Federation of Malaysia Berhad                     48,000              85,799
 * SHL Consolidated Berhad                                             561,300             195,193
 * Silverstone Corp. Berhad                                              8,690                 559
   Sime Darby Berhad (Malaysia)                                        355,980             492,407
   Sime Engineering Services Berhad                                    222,000              90,634
 * South East Asia Lumber, Inc. Berhad                                 228,800              59,990
   Southern Acids (Malaysia) Berhad                                     44,000              21,317
   Southern Bank Berhad (Foreign)                                    1,350,850             941,947
   Southern Steel Berhad                                               330,000             191,911
 * Store Corp. Berhad                                                  124,630              85,219
   Sunrise Berhad                                                      517,000             371,566
 * Sunway City Berhad                                                1,160,000             509,549
 * Sunway Holdings, Inc. Berhad                                        394,000             168,967
 * Suria Capital Holdings Berhad                                     1,181,600             180,395
 * Symphony House Berhad                                               106,714              44,932
   Ta Enterprise Berhad                                              4,292,200             824,886
   Talam Corp. Berhad                                                  139,050              42,806
   Tan Chong Motor Holdings Berhad                                   2,220,500             688,773
   Tekala Corp. Berhad                                                 337,700              79,551
 * Time Dotcom Berhad                                                6,229,300           1,606,687
   Tiong Nam Transport Holdings Berhad                                 171,500              63,754
   Tradewinds (Malaysia) Berhad                                        782,900             552,804
 * Trengganu Development & Management Berhad                           534,400             137,871
   Tronoh Mines Malaysia Berhad                                        371,000             284,432
   UDA Holdings Berhad                                                 875,200             343,370
   UMW Holdings Berhad                                                 634,443             834,728
   Unico-Desa Plantations Berhad                                       359,000             174,628
   Union Paper Holdings Berhad                                       1,014,100             240,365
 * Uniphone Telecommunications Berhad                                  286,800              84,443
   United Malacca Rubber Estates Berhad                                310,800             282,845
   United Plantations Berhad                                           112,000             138,333
 * Utama Banking Group Berhad                                          955,000             249,797
   VS Industry Berhad                                                  285,500              97,583
   Warisan TC Holdings Berhad                                          109,850              49,427
   Worldwide Holdings Berhad                                           418,600             215,242
   WTK Holdings Berhad                                                 172,300             267,635
   Yeo Hiap Seng (Malaysia) Berhad                                     296,100             147,874
   YTL Corp. Berhad                                                     30,000              34,721
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $64,353,274)                                                                    71,662,310
                                                                                   ---------------

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Kulim Malaysia Berhad Rights 06/04/04                               144,025     $        47,377
 * Mieco Chipboard Berhad Warrants 04/01/04                             76,000              26,600
 * OSK Property Holdings Berhad Rights 06/28/04                         93,339                   0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $2,000)                                                                             73,977
                                                                                   ---------------
TOTAL -- MALAYSIA
  (Cost $64,355,274)                                                                    71,736,287
                                                                                   ---------------
ISRAEL -- (8.0%)
COMMON STOCKS -- (8.0%)
 * Afcon Industries, Ltd.                                                2,102               5,656
   American Israeli Paper Mills, Ltd.                                   13,563             724,465
 * Ashtrom Properties, Ltd.                                            171,400              83,567
 * Azorim Investment Development & Construction Co., Ltd.              299,403           2,580,070
   Bank Hapoalim, Ltd.                                               3,775,700           9,674,939
   Bank Leumi Le-Israel                                              4,836,950           8,886,859
   Bank of Jerusalem, Ltd.                                              71,150              60,611
 * Baran Group, Ltd.                                                    94,200             550,252
   Blue Square Chain Stores Properties & Investments, Ltd.              33,400             313,169
   CLAL Industries, Ltd.                                               773,796           3,680,121
   Delta Galil Industries, Ltd.                                         78,554           1,181,433
 * Discount Mortgage Bank, Ltd.                                          3,611             299,793
 * Elbit Medical Imaging                                               192,747           1,452,245
   Elco Industries (1975)                                               11,441              59,674
   Electra Consumer                                                     23,400             281,384
 * Electrochemical Industries (1952), Ltd.                              48,800               1,643
 * Elron Electronic Industries, Ltd.                                   202,296           2,671,158
 * Feuchtwanger Investments 1984, Ltd.                                  10,500               5,751
 * First International Bank of Israel                                  294,660           1,573,971
 * First International Bank of Israel, Ltd.                            434,800             472,783
 * Formula Systems (1985), Ltd.                                         93,700           1,776,268
 * Formula Vision Technologies, Ltd.                                     1,953               2,195
 * Granite Hacarmel Investments, Ltd.                                  142,500             236,624
   IDB Development Corp., Ltd. Series A                                 87,522           1,998,504
   Industrial Building Corp., Ltd.                                     408,034             419,480
   Investec Bank, Ltd.                                                   4,400             125,481
   Israel Cold Storage & Supply Co., Ltd.                                7,000              27,756
   Israel Corp. Series A                                                 4,000             637,877
 * Israel Land Development Co., Ltd.                                   234,969             810,873
 * Israel Petrochemical Enterprises, Ltd.                              253,817           1,175,560
 * Israel Steel Mills, Ltd.                                             97,000                 827
 * Kardan Real Estate, Ltd.                                              3,052               7,838
 * Knafaim-Arkia Holdings, Ltd.                                        117,857           1,492,556
 * Koor Industries, Ltd.                                               125,769           4,769,654
 * Leader Holding & Investments, Ltd.                                  113,800             139,832
 * Liberty Properties, Ltd.                                              3,457     $        25,023
   M.A.Industries, Ltd.                                                227,355             949,113
 * Mehadrin, Ltd.                                                       24,063             422,529
 * Merhav-Ceramic & Building Materials Center, Ltd.                     36,232              47,595
   Middle East Tube Co.                                                 46,200              60,481
   Miloumor, Ltd.                                                       26,800             102,741
 * Minrav Holdings, Ltd.                                                 2,000              79,646
 * Nice Systems, Ltd.                                                   50,930           1,118,429
 * OCIF Investments and Development, Ltd.                                3,380              44,719
   Otzar Hashilton Hamekomi, Ltd.                                        1,050              64,368
   Packer Plada, Ltd.                                                    2,877             187,270
 * Polgat Industries, Ltd. Series B                                     21,900              46,246
   Property and Building Corp., Ltd.                                     7,261             620,967
 * Scitex Corp., Ltd.                                                  365,565           2,071,092
 * Secom                                                                60,500              44,587
 * Shrem Fudim Kelner & Co., Ltd.                                       28,100              73,450
   Super-Sol, Ltd. Series B                                            688,337           1,553,964
 * Team Computer & Systems, Ltd.                                         7,900             143,238
   Tefahot Israel Mortgage Bank, Ltd.                                  150,477           1,395,399
 * Union Bank of Israel, Ltd.                                          373,011           1,236,993
   United Mizrahi Bank, Ltd.                                         1,233,305           4,084,817
 * Urdan Industries, Ltd.                                              183,950              93,229
   Ytong Industries, Ltd.                                              174,250             176,871
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $51,313,718)                                                                    62,823,636
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Israel Shekel
     (Cost $6,027)                                                                           5,961
                                                                                   ---------------
TOTAL -- ISRAEL
  (Cost $51,319,745)                                                                    62,829,597
                                                                                   ---------------
TURKEY -- (7.7%)
COMMON STOCKS -- (7.7%)
 * Adana Cimento Sanayi Ticaret A.S.                               130,533,878              85,442
 * Ak Enerji A.S.                                                  196,467,000             932,651
   Akbank T.A.S.                                                 2,195,623,604           9,214,368
 * Aksa                                                            148,490,460           1,248,874
   Aksigorta A.S.                                                  401,460,655             949,599
 * Alarko Sanayii ve Ticaret A.S.                                   40,047,992             262,656
 * Alternatifbank A.S.                                              92,933,793              43,320
 * Altinyildiz Mensucat ve Konfeksiyan Fabrikalari A.S.             87,865,000             114,284
 * Anadolu Anonim Turk Sigorta Sirketi                             450,118,800             482,188
   Anadolu Cam Sanayii A.S.                                        560,760,663           1,393,116
 * Anadolu Cam Sanayii A.S.                                            933,554               4,103
 * Ayen Enerji A.S.                                                 52,628,000             359,309
 * Bagfas Bandirma Gubre Fabrik                                      7,420,000             160,949
   Bati Cimento A.S.                                               221,759,062             348,278
 * Bolu Cimento Sanayi A.S.                                        290,345,704             333,760
   Borusan                                                          98,343,000             514,033
 * Bossa Ticaret ve Sanayi Isletmeleri A.S.                        360,180,000             314,850
 * Brisa Bridgestone Sanbanci Lastik San & Tic A.S.                  9,261,000             299,223

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   CIMSA A.S. (Cimento Sanayi ve Ticaret)                          480,369,600     $       930,675
 * Dardanel Onentas                                                 16,183,440              13,065
 * Dogan Sirketler Grubu Holdings A.S.                           2,405,888,914           4,088,515
 * Doktas Dokumculuk Ticaret ve Sanayi A.S.                         63,360,000              81,156
 * Eczacibasi Yapi Gere                                            362,756,250             362,937
 * Eregli Demir ve Celik Fabrikalari Turk A.S.                     181,399,500           4,629,705
 * Finansbank                                                    2,461,996,166           2,427,279
 * Goldas Kuyumculuk Sanayi A.S.                                   327,200,000             157,513
 * Goltas Cimento                                                   24,412,000             161,114
 * Gubre Fabrikalari Ticaret A.S.                                   29,241,000              46,636
 * Gunes Sigorta A.S.                                              309,093,552             205,559
 * Ihlas Holding                                                   188,032,000             145,434
 * Is Gayrimenk                                                  1,114,100,400           1,048,598
 * Izmir Demir Celik                                               230,946,541             267,361
   Kartonsan                                                         1,000,000              49,239
 * Kordsa Sabanci Dupont Endustriye Iplik ve Kord Bezi
     Sanayi ve Ticaret A.S.                                        414,951,000             562,829
 * Kutahya Porslen Sanayii A.S.                                      7,076,000              84,404
 * Mardin Cimento                                                   51,378,750             180,342
 * Marshall Boya ve Vernik Sanayii A.S.                              5,909,000              71,312
 * Marshall Boya ve Vernik Sanayii A.S.                              5,909,000              69,657
 * Medya Holdings A.S. Series C                                     33,508,000             153,983
 * Menderes Tekstil Sanayi ve Ticaret A.S.                         347,650,000             162,246
 * Milpa Ticari ve Sinai Urunler Pazarlama                          48,774,528              34,830
 * Net Holding A.S.                                                123,098,207              96,417
 * Net Turizm Ticaret ve Sanayi                                     92,089,000              78,186
 * Netas Northern Electric Telekomunikasyon A.S.                    24,805,400             472,222
 * Otobus Karoseri Sanayi A.S.                                      98,162,368             369,604
 * Pinar Entegre et ve Yem Sanayii A.S.                             51,591,600              37,199
 * Pinar Sut Mamulleri Sanayii A.S.                                 20,146,500              62,892
 * Raks Elektroniks A.S.                                             5,859,000               4,913
 * Sabah Yayincilik A.S.                                            31,938,000              80,829
 * Sarkuysan Elektrolitik Bakir Sanayi A.S.                         49,559,827              67,354
 * Sarkuysan Elektrolitik Bakir Sanayi A.S. Issue 04               198,239,308             240,290
 * Sasa Suni ve Sentetik Elyat Sanayi A.S.                       1,121,965,000           1,110,041
 * Tat Konserve Sanayii A.S.                                       175,295,920             255,897
 * Tekstil Bankasi A.S.                                            501,024,697             143,683
   Ticaret ve Sanayi A.S.                                           27,299,993              41,622
   Tire Kutsan Oluklu Mukavvakutu ve Kagit Sanayi A.S.             156,597,250             248,578
 * Tofas Turk Otomobil Fabrikasi A.S.                              544,993,508             937,113
   Trakya Cam Sanayii A.S.                                       1,227,824,231           2,777,686
 * Turk Demir Dokum Fabrikalari                                    166,949,478             288,917
   Turk Dis Ticaret Bankasi A.S.                                 1,481,311,972           1,818,154
 * Turk Siemens Kablo ve Elektrik Sanayi A.S.                        9,828,000              68,675
 * Turk Sise de Cam Fabrikalari A.S. Issue 04                      608,032,453     $       992,128
 * Turk Sise ve Cam Fabrikalari A.S.                             1,468,553,271           2,473,562
 * Turkiye Garanti Bankasi A.S.                                  1,892,062,225           5,273,356
   Turkiye Is Bankasi A.S. Series C                              1,617,774,400           5,436,837
 * Ulker Gida Sanayi Ve Ticaret                                    113,147,029             463,439
 * Unye Cimento Sanayi ve Ticaret A.S.                              20,978,642              19,657
   USAS (Ucak Servisi A.S.)                                          3,420,000              36,910
 * Vestel Elektronik Sanayi Ticaret A.S.                           223,134,000             688,252
 * Yapi ve Kredi Bankasi A.S.                                    1,405,653,434           2,956,629
 * Yatak ve Vorgan Sanayi ve Ticaret Yatas                           6,552,000              15,278
                                                                                   ---------------
TOTAL -- TURKEY
  (Cost $32,054,380)                                                                    60,551,712
                                                                                   ---------------
BRAZIL -- (7.6%)
PREFERRED STOCKS -- (6.5%)
 * Acesita SA                                                    4,130,760,696           3,159,052
   Alpargatas-Santista Textil SA                                       430,000              53,420
   Bahia Sul Celulose SA                                               930,690             195,208
   Banco Bradesco SA                                                    72,828           3,119,689
 * Bradespar SA                                                    142,577,592              54,289
   Brasil Telecom Participacoes SA                                   1,406,899               8,085
   Brasileira de Petroleo Ipiranga                                 202,800,000             812,771
 * Braskem SA                                                      142,800,000           2,248,674
   Centrais Electricas de Santa Catarin Celesc Series B              1,250,000             338,819
 * Companhia Siderurgica Paulista                                      720,000             160,310
   Confab Industrial SA                                                600,000             784,124
   Coteminas Cia Tecidos Norte de Minas                             15,097,500             993,833
   Distribuidora de Produtos Petreleo Ipirangi SA                    8,000,000              61,955
   Duratex SA                                                       66,910,000           1,322,439
   Embraco SA                                                          342,000             133,533
   Embratel Participacoes SA                                         1,389,166               3,205
   Gerdau SA                                                           775,552           8,301,084
   Globex Utilidades SA                                                 34,076              89,066
 * Inepar SA Industria e Construcoes                                78,960,001              11,211
   Investimentos Itau SA                                             2,204,851           2,369,201
   Magnesita SA Series A                                            20,000,000              57,761
   Marcopolo SA                                                        326,400             557,166
   Metalurgica Gerdau SA                                               396,800           5,083,240
   Perdigao SA NPV                                                     199,200           1,754,811
   Polialden Petroquimica SA                                           780,000             123,330
   Ripasa SA Papel e Celulose                                        1,298,000           1,135,069
   Sadia SA                                                          3,838,282           4,855,136
   Siderurgica Belgo-Mineira                                        12,307,631           2,740,324
   Siderurgica de Tubarao Sid Tubarao                              160,870,000           4,516,715
   Suzano de Papel e Celulose                                          408,508           1,687,287
   Suzano Petroquimica SA                                               94,000             106,163
   Tele Celular Sul Participacoes SA                                 1,443,880               1,840
 * Tele Leste Celular Participacoes SA                               1,784,040                 426
   Tele Norte Celular Participacoes SA                               1,390,958                 247

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   Tele Norte Leste Participacoes SA                                 7,538,375     $        85,138
   Telemar Norte Leste SA Series A                                  73,000,000           1,158,955
   Telemig Celular Participacoes SA                                  1,422,616               2,029
   Telenordeste Celular Participacoes SA                             1,437,735               1,735
 * Telesp Celular Participacoes                                      1,389,246               3,878
   Uniao des Industrias Petroquimicas SA Series B                    2,153,712           1,299,594
   Unibanco-Uniao de Bancos Brasileiros SA                           1,850,000              71,158
   Usinas Siderurgicas de Minas Gerais SA                               41,925             403,963
 * Usinas Siderurgicas de Minas Gerais SA                            6,900,000               8,238
   Vale do Rio Doce Series B                                           239,144                   0
   Votorantim Celulose e Papel SA                                   26,200,000           1,631,772
                                                                                   ---------------
TOTAL PREFERRED STOCKS
  (Cost $20,655,586)                                                                    51,505,943
                                                                                   ---------------
COMMON STOCKS -- (1.1%)
   Brasil Telecom Participacoes SA                                  51,256,779             261,329
 * Embratel Participacoes                                           50,000,000             222,814
   Eternit SA                                                          880,000              75,818
   Forjas Taurus SA                                                    254,000             119,664
   Sao Pau Alpargatas SA                                               470,000              30,332
   Siderurgica Nacional Sid Nacional                               151,600,000           7,044,337
   Tele Celular Sul Participacoes SA                                50,433,301              53,704
   Tele Centro Oeste Celular Participacoes SA                       50,291,117             158,712
 * Tele Leste Celular Participacoes                                 64,212,621              13,675
 * Tele Norte Celular Participacoes                                 50,064,513              11,309
   Tele Norte Leste Participacoes SA                                51,468,358             506,380
   Telemig Celular Participacoes SA                                 51,793,284             133,703
   Telenordeste Celular Participacoes SA                            50,517,828              50,208
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $3,046,240)                                                                      8,681,985
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Tele Celular Sul Participacoes SA Rights 06/07/04                 2,059,938                  70
 * Tele Celular Sul Participacoes SA Rights 06/07/04                    29,487                   0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                     70
                                                                                   ---------------
TOTAL -- BRAZIL
  (Cost $23,701,826)                                                                    60,187,998
                                                                                   ---------------
INDONESIA -- (6.7%)
COMMON STOCKS -- (6.7%)
 * PT Apac Centretex Corporation Tbk                                   774,000              12,518
   PT Asahimas Flat Glass Co., Ltd.                                  5,333,500           1,073,549
   PT Astra Agro Lestari Tbk                                        12,738,500           3,438,018
   PT Astra Graphia Tbk                                             18,779,000             506,690
   PT Bank Central Asia Tbk                                          1,277,000     $       509,324
 * PT Bank NISP Tbk                                                 44,791,078           2,469,042
   PT Bank Pan Indonesia Tbk                                       105,175,000           3,291,209
   PT Berlian Laju Tanker Tbk                                       27,228,400           2,708,166
   PT Bhakti Investama Tbk                                          31,933,500           1,016,798
   PT Branta Mulia Tbk                                                 180,000              15,040
 * PT Budi Acid Jaya Tbk                                             6,410,000              62,401
   PT Charoen Pokphand Indonesia Tbk                                13,979,000             348,144
 * PT Clipan Finance Indonesia Tbk                                  12,461,000             419,129
 * PT Davomas Adabi Tbk                                             14,203,500             903,334
   PT Dynaplast Tbk                                                  3,040,000             499,857
 * PT Eterindo Wahanatama Tbk                                        4,599,000              69,583
 * PT Ever Shine Textile Tbk                                        19,347,215             192,951
 * PT Great River International                                      1,788,000              78,561
 * PT Hero Supermarket Tbk                                             220,000              23,754
 * PT Indocement Tunggal Prakarsa Tbk                                  166,000              28,671
   PT Indorama Synthetics Tbk                                        7,901,320             358,832
   PT International Nickel Indonesia Tbk                             1,880,500           6,581,357
 * PT Jaya Real Property                                             5,189,500             922,735
 * PT Karwell Indonesia                                              1,466,500              52,573
 * PT Kawasan Industry Jababeka Tbk                                    534,000               4,616
   PT Komatsu Indonesia Tbk                                          6,049,000             840,493
   PT Lautan Luas Tbk                                                7,721,000             191,363
 * PT Lippo Land Development Tbk                                       386,400              29,162
 * PT Makindo Tbk                                                    1,450,000             156,334
   PT Matahari Putra Prima Tbk Foreign                              12,852,500             694,066
   PT Mayorah Indah                                                  8,497,572             848,289
 * PT Medco Energi International Tbk                                31,249,000           4,724,273
 * PT Metrodata Electronics Tbk                                     18,582,000             150,390
 * PT Modern Photo Tbk                                               1,266,500              85,845
 * PT Mulia Industrindo                                              5,260,000             124,567
 * PT Mutlipolar Corporation Tbk                                     3,195,000              94,803
 * PT Panasia Indosyntec Tbk                                           403,200              17,171
   PT Panin Insurance Tbk                                           27,086,000             699,285
 * PT Rig Tenders Indonesia Tbk                                        276,000             207,225
   PT Sari Husada Tbk                                                        1                   2
   PT Selamat Semp Tbk                                              10,624,000             281,631
   PT Semen Gresik Tbk                                               8,421,591           8,432,842
 * PT Sinar Mas Agro Resources and Technology Tbk                    1,688,580             505,697
   PT Summarecon Agung Tbk                                           2,250,000             109,425
 * PT Sunson Textile Manufacturer Tbk                                6,012,000              69,054
 * PT Suparma Tbk                                                    3,995,345              77,401
 * PT Surya Dumai Industri Tbk                                       5,145,000             189,991
   PT Surya Toto Indonesia                                              46,400              19,511
   PT Tempo Scan Pacific                                             6,466,000           4,846,756
   PT Tigaraksa Satria Tbk                                              68,400              24,797
   PT Timah Tbk                                                      5,855,000           1,232,169
 * PT Trias Sentosa Tbk                                             29,527,200             621,216
   PT Trimegah Sec Tbk                                              34,298,000             501,459
   PT Tunas Ridean Tbk                                              10,810,000             395,706
   PT Ultrajaya Milk Industry & Trading Co.                         13,717,500             576,390

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
   PT Unggul Indah Corp. Tbk                                           371,435     $        93,610
                                                                                   ---------------
TOTAL -- INDONESIA
  (Cost $38,777,964)                                                                    52,427,775
                                                                                   ---------------
THAILAND -- (5.9%)
COMMON STOCKS -- (5.9%)
 * Adkinson Securities Public Co., Ltd. (Foreign)                    1,753,500             408,444
 * Advance Agro Public Co., Ltd. (Foreign)                           1,587,830             880,606
   American Standard Sanitaryware (Thailand)
     Public Co. Ltd. (Foreign)                                           4,150              22,300
   Bangkok Expressway Public Co., Ltd. (Foreign)                     4,575,300           2,638,946
 * Bangkok Land Co., Ltd. (Foreign)                                 11,962,000             277,157
 * Bank of Ayudhya Public Co., Ltd. (Foreign)                       12,208,000           3,701,218
   Banpu Public Co., Ltd. (Foreign)                                  1,122,000           3,401,676
   Big C Supercenter Public Co., Ltd. (Foreign)                      1,274,800             562,458
   Capital Nomura Securities Public Co., Ltd. (Foreign)                370,100             693,310
   Central Plaza Hotel Public Co., Ltd. (Foreign)                      723,000             261,969
   Charoen Pokphand Foods Public Co., Ltd. (Foreign)                11,854,940           1,016,889
   Eastern Water Resources Development & Management
     Public Co., Ltd. (Foreign)                                        715,900             882,302
   Hana Microelectronics Public Co., Ltd. (Foreign)                    187,000             576,165
   ICC International Public Co., Ltd.                                2,755,000           2,410,710
   Kang Yong Electric Public Co., Ltd. (Foreign)                       236,200             317,301
 * Kasikornbank PCL (Foreign)                                        1,530,000           1,857,345
   Laguna Resorts & Hotels Public Co., Ltd. (Foreign)                  545,800             699,571
   Modernform Group Public Co., Ltd. (Foreign)                          46,000              32,881
   Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)           134,300             880,547
   National Finance and Securities Public Co., Ltd. (Foreign)        9,023,000           3,291,605
   National Petrochemical Public Co., Ltd. (Foreign)                 2,010,600           4,460,291
 * Pacific Assets Public Co., Ltd. (Foreign)                           380,000              54,794
 * Padaeng Industry Public Co., Ltd. (Foreign)                       1,600,800             556,354
   Regional Container Lines Public Co., Ltd.                         6,950,000           2,466,847
   Saha Pathana Inter-Holding Public Co., Ltd.                       3,316,000           1,087,079
   Saha Pathanapibul Public Co., Ltd. (Foreign)                      1,367,000             379,067
   Saha-Union Public Co., Ltd. (Foreign)                             3,025,300           1,528,683
 * Samart Corporation Public Co., Ltd.                               4,552,000             796,628
   Siam Food Products Public Co., Ltd. (Foreign)                        97,100     $       191,472
   Siam Industrial Credit Public Co., Ltd.                           4,055,050             704,661
 * Standard Chartered Nakornthon Bank
     Public Co., Ltd. (Foreign)                                            839              68,245
 * Thai Military Bank Public Co., Ltd. (Foreign)                    24,588,200           2,157,604
   Thai Plastic and Chemicals Public Co., Ltd. (Foreign)                29,000             128,666
   Thai Rayon Public Co., Ltd.                                          16,500             132,586
   Thai Rung Union Car Public Co., Ltd. (Foreign)                    5,386,250           2,031,295
 * TPI Polene Public Co., Ltd. (Foreign)                             3,890,162           3,116,349
 * Tuntex (Thailand) Public Co., Ltd. (Foreign)                      1,987,600              94,064
 * United Communication Industry Public Co., Ltd. (Foreign)            864,400             937,481
 * Vinythai Public Co., Ltd. (Foreign)                               1,217,358             344,364
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $26,470,237)                                                                    46,049,930
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Bangkok Land (Foreign) Warrants 2006                              3,987,330                   0
 * Ch Karnchang Public Co., Ltd. Warrants 03/30/07                   1,501,400             305,313
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                305,313
                                                                                   ---------------
TOTAL -- THAILAND
  (Cost $26,470,237)                                                                    46,355,243
                                                                                   ---------------
POLAND -- (3.4%)
COMMON STOCKS -- (3.4%)
 * Amica Wronki SA                                                     174,355           2,079,937
   Bank Przemyslowo Handlowy Pbk                                         9,050           1,004,133
 * Big Bank Gdanski SA                                               2,399,724           1,933,901
 * Budimex SA                                                           66,643             823,018
   Debica SA                                                            73,315           2,522,978
 * Huta Ferrum SA                                                        4,233               7,154
 * Impexmetal SA                                                       241,068           2,121,248
 * Kredyt Bank SA                                                    1,032,878           2,476,774
   Lentex SA                                                           104,119             809,554
 * Mostostal Export SA                                                 654,595             295,945
 * Mostostal Warszawa SA                                               183,300             645,984
 * Mostostal Zabrze Holding SA                                         140,376              41,915
 * Netia Holdings SA                                                   499,050             559,350
   Orbis SA                                                            561,018           3,476,476
   Polifarb Cieszyn Wroclaw SA                                         929,467           2,512,610
   Polski Koncern Naftowy Orlen S.A.                                    77,519             580,249
   Przedsiebiorstwo Farmaceutyczne JELFA SA                            139,333           2,517,260
   Raciborska Fabryka Kotlow SA                                        291,972           1,086,430
 * Sokolowskie Zaklady Miesne SA                                       640,477             980,221
                                                                                   ---------------
TOTAL -- POLAND
  (Cost $19,409,618)                                                                    26,475,137
                                                                                   ---------------

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
CHILE -- (3.2%)
COMMON STOCKS -- (3.2%)
   Banco de Credito e Inversiones SA Series A                           54,733     $       908,970
   Banmedica SA                                                        347,000             134,464
   CAP SA (Compania de Aceros del Pacifico)                            199,310             740,812
   Cementos Bio-Bio S.A.                                                62,327              93,651
   Cervecerias Unidas SA                                               143,000             568,834
   Consumidores de Gas de Santiago SA                                  103,000             439,858
   COPEC (Cia de Petroleos de Chile)                                   947,488           6,503,911
   Cristalerias de Chile SA                                             12,500              92,902
   CTI SA (Cia Tecno Industrial)                                     4,900,000              82,345
   Empresa Nacional de Electricidad SA                               2,479,503           1,035,332
   Empresa Nacional de Telecomunicaciones SA                            81,000             462,491
   Empresas Iansa SA                                                 4,994,997             142,206
 * Enersis SA                                                        6,762,242             832,111
 * Forestal Terranova SA                                               147,795              73,268
   Industrias Forestales Inforsa SA                                  2,387,597             377,673
   Inversiones Frimetal SA                                           4,900,000                   0
 * Madeco Manufacturera de Cobre SA                                  1,194,560              74,631
   Maderas y Sinteticos SA                                           1,379,095             562,762
   Manufacturera de Papeles y Cartones SA                              285,547           4,877,671
   Minera Valparaiso SA                                                  7,500              78,292
   Parque Arauco S.A.                                                  455,207             188,635
   Sociedad Industrial Pizarreno SA                                     63,000             109,609
   Sociedad Quimica y Minera de Chile SA Series A                       43,364             164,608
   Sociedad Quimica y Minera de Chile SA Series B                      945,090           3,355,985
   Soquimic Comercial SA                                               150,000              37,960
   Sud Americana de Vapores SA                                         410,000             496,085
   Telecomunicaciones de Chile SA Series A                             384,000           1,135,753
   Telecomunicaciones de Chile SA Series B                             372,166           1,059,547
   Vina de Concha y Toro SA                                            350,000             315,540
   Vina San Pedro SA                                                 4,500,000              40,925
   Vina Sta Carolina SA Series A                                       163,489              46,545
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $18,437,682)                                                                    25,033,376
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Chilean Pesos
     (Cost $16,524)                                                                         17,613
                                                                                   ---------------
TOTAL -- CHILE
  (Cost $18,454,206)                                                                    25,050,989
                                                                                   ---------------
HUNGARY -- (3.0%)
COMMON STOCKS -- (3.0%)
 * Danubius Hotel & Spa RT                                             171,412           3,331,133
   Egis RT                                                              42,143           1,638,277
 * Fotex First Hungarian-American Photo Service Co.                  2,356,737           1,715,056
   Globus Konzervipari RT                                              317,900           1,312,138
   Magyar Olay-Es Gazipari RT                                          183,209     $     7,026,592
 * Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)                   84,611             407,449
 * North American Business Industries RT                               121,832             515,518
 * Pannonplast P.L.C.                                                  138,882           1,067,699
 * Raba Hungarian Railway Carriage & Machine Works                     482,083           1,755,549
 * Synergon Information Systems Ltd., Budapest                         247,161             490,822
 * Tiszai Vegyi Kombinat RT                                            251,242           4,603,479
                                                                                   ---------------
TOTAL -- HUNGARY
  (Cost $21,409,826)                                                                    23,863,712
                                                                                   ---------------
PHILIPPINES -- (2.4%)
COMMON STOCKS -- (2.4%)
   Aboitiz Equity Ventures, Inc.                                     5,782,000             300,794
   Alaska Milk Corp.                                                 7,953,000             419,986
 * Alsons Consolidated Resources, Inc.                              16,904,000              45,360
 * Bacnotan Consolidated Industries, Inc.                            1,696,970             303,572
 * Belle Corp.                                                      30,800,000             270,260
 * Cebu Holdings, Inc.                                               7,763,250              62,495
 * Digital Telecommunications (Philippines), Inc.                  131,630,000           1,528,581
 * Equitable PCI Bank, Inc.                                          2,841,900           2,208,765
 * Fil-Estate Land, Inc.                                             3,196,340              14,943
 * Filinvest Development Corp.                                       5,283,500              89,319
 * Filinvest Land, Inc.                                            151,904,100           2,824,806
 * Filipina Water Bottling Corp.                                     5,471,786                   0
 * First E-Bank Corp.                                                  409,000               5,488
   Keppel Philippines Marine, Inc.                                   9,725,165              46,973
 * Kuok Philippine Properties, Inc.                                  4,300,000              11,579
 * Megaworld Properties & Holdings, Inc.                           179,870,000           3,610,062
   Metro Bank and Trust Co.                                            349,020             156,068
 * Mondragon International Philippines, Inc.                         2,464,000               5,510
   Petron Corp.                                                     15,160,000             826,760
 * Philippine National Bank                                          3,619,900           1,542,227
 * Philippine National Construction Corp.                              398,900              23,192
 * Philippine Realty & Holdings Corp.                               20,930,000               7,488
   Philippine Savings Bank                                           1,095,390             529,079
 * Prime Orion Philippines, Inc.                                    14,400,000              41,161
 * RFM Corp.                                                         2,488,200              28,296
   Robinson's Land Corp. Series B                                   16,019,000             510,086
   Security Bank Corp.                                               2,713,200             812,897
   SM Development Corp.                                             21,996,400             418,121
 * Solid Group, Inc.                                                19,668,000             125,721
   Soriano (A.) Corp.                                               20,195,000             332,575
 * Swift Foods, Inc.                                                 1,238,566               5,481
   Union Bank of the Philippines                                       547,400             225,254
   Universal Robina Corp.                                           16,140,300           1,933,492
 * Urban Bank, Inc.                                                     14,950                 141
                                                                                   ---------------
TOTAL -- PHILIPPINES
  (Cost $28,471,071)                                                                    19,266,532
                                                                                   ---------------

                                                                        SHARES              VALUE+
                                                               ---------------     ---------------
ARGENTINA -- (2.3%)
COMMON STOCKS -- (2.3%)
 * Acindar Industria Argentina de Aceros SA Series B                 2,261,067     $     2,179,804
 * Alpargatas SA Industrial y Comercial                                  6,363               3,169
 * Banco del Sud Sociedad Anonima Series B                             310,563             274,451
 * Banco Frances del Rio de la Plata SA                                178,000             320,325
 * Banco Suquia SA                                                     327,868              52,154
 * Capex SA Series A                                                   131,575             134,246
 * Celulosa Argentina SA Series B                                       10,843               7,840
 * Central Costanera SA Series B                                       261,000             333,815
 * Central Puerto SA Series B                                          161,000              82,781
   Cresud SA Comercial Industrial Financiera y Agropecuaria            535,252             533,215
   DYCASA SA (Dragados y Construcciones Argentina) Series B             55,000              46,484
 * Garovaglio y Zorraquin SA                                            65,800               9,092
 * Grupo Financiero Galicia SA Series B                              1,697,935             916,670
 * IRSA Inversiones y Representaciones SA                            1,257,197             880,730
 * Juan Minetti SA                                                     806,693             824,362
 * Ledesma S.A.A.I.                                                    825,405             477,444
 * Metrogas SA Series B                                                176,000              67,870
 * Molinos Rio de la Plata SA Series B                                 307,214             385,024
 * Polledo SA Industrial y Constructora y Financiera                    50,000               7,536
 * Renault Argentina SA                                              2,501,957             393,966
   Siderar SAIC Series A                                               645,512           2,821,149
 * Sol Petroleo SA                                                     173,000              28,353
   Solvay Indupa S.A.I.C.                                            1,334,322           1,106,275
 * Telecom Argentina Stet-France SA Series B                           476,600             781,101
   Tenaris SA                                                        1,660,259           5,175,238
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $17,705,390)                                                                    17,843,094
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Argentine Peso
     (Cost $479,488)                                                               $       480,676
                                                                                   ---------------
TOTAL -- ARGENTINA
  (Cost $18,184,878)                                                                    18,323,770
                                                                                   ---------------
CZECH REPUBLIC -- (0.1%)
COMMON STOCKS -- (0.1%)
 * CEZ A.S. (Cost $951,800)                                            132,655             942,790
                                                                                   ---------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 * Euro Currency
     (Cost $284)                                                                               410
                                                                                   ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (1.6%)
   Repurchase Agreement, PNC Capital
     Markets, Inc. 0.89%, 06/01/04 (Collateralized by
     $12,956,000 FNMA Discount Notes 0.96%, 06/16/04,
     valued at $12,949,522) to be repurchased at $12,759,262
     (Cost $12,758,000)                                        $        12,758          12,758,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $609,462,510)++                                                            $   787,583,208
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities.
++  The cost for federal income tax purposes is $610,344,890.

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investments at Value (Cost $609,463)                                               $    787,583
Cash                                                                                      1,889
Receivables:
   Investment Securities Sold                                                             1,549
   Dividends and Interest                                                                 2,494
   Fund Shares Sold                                                                         284
Prepaid Expenses and Other Assets                                                             5
                                                                                   ------------
      Total Assets                                                                      793,804
                                                                                   ------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                                        1,595
   Due to Advisor                                                                            64
   Fund Shares Redeemed                                                                   3,500
Deferred Thailand Capital Gains Tax                                                       3,811
Deferred Chilean Repatriation Tax                                                           107
Accrued Expenses and Other Liabilities                                                      224
                                                                                   ------------
      Total Liabilities                                                                   9,301
                                                                                   ------------
NET ASSETS applicable to 36,861,017 shares outstanding $0.01 par value shares      $    784,503
                                                                                   ============
   (Authorized 200,000,000)

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                           $      21.28
                                                                                   ============
NET ASSETS CONSIST OF:
Paid-in Capital                                                                    $    585,778
Accumulated Net Investment Income (Loss)                                                  2,186
Accumulated Net Realized Gain (Loss)                                                     23,117
Accumulated Net Realized Foreign Exchange Gain (Loss)                                      (776)
Deferred Thailand Capital Gains Tax                                                      (3,811)
Unrealized Net Foreign Exchange Gain (Loss)                                                (111)
Unrealized Appreciation (Depreciation) of Investment Securities and Foreign
   Currency Transactions                                                                178,120
                                                                                   ------------
      Total Net Assets                                                             $    784,503
                                                                                   ============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2004

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $1,487)                                                $   10,167
   Interest                                                                                                   64
                                                                                                      ----------
          Total Investment Income                                                                         10,231
                                                                                                      ----------
EXPENSES
   Investment Advisory Services                                                                              389
   Accounting & Transfer Agent Fees                                                                          333
   Custodian Fees                                                                                            532
   Legal Fees                                                                                                 21
   Audit Fees                                                                                                 11
   Shareholders' Reports                                                                                      34
   Directors' Fees and Expenses                                                                                4
   Other                                                                                                      35
                                                                                                      ----------
          Total Expenses                                                                                   1,359
                                                                                                      ----------
   NET INVESTMENT INCOME (LOSS)                                                                            8,872
                                                                                                      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                                                 24,718
   Net Realized Gain (Loss) on Foreign Currency Transactions                                                (776)
   Change in Unrealized Appreciation (Depreciation) of
      Investment Securities and Foreign Currency                                                          37,019
   Translation of Foreign Currency Denominated Amounts                                                       (97)
   Deferred Thailand Capital Gains Tax                                                                     1,589
                                                                                                      ----------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                                          62,453
                                                                                                      ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                       $   71,325
                                                                                                      ----------
                                                                                                      ----------

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                  SIX MONTHS       YEAR
                                                                                     ENDED         ENDED
                                                                                    MAY 31,       NOV. 30,
                                                                                     2004          2003
                                                                                  -----------   -----------
                                                                                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                   $     8,872   $     9,519
   Net Realized Gain (Loss) on Investment Securities Sold                              24,718         9,445
   Net Realized Gain (Loss) on Foreign Currency Transactions                             (776)         (301)
   Change in Unrealized Appreciation (Depreciation) of
      Investment Securities and Foreign Currency                                       37,019       164,617
   Translation of Foreign Currency Denominated Amounts                                    (97)          (93)
   Deferred Thailand Capital Gains Tax                                                  1,589        (3,793)
                                                                                  -----------   -----------
          Net Increase (Decrease) in Net Assets Resulting from Operations              71,325       179,394
                                                                                  -----------   -----------
Distributions From:
   Net Investment Income                                                               (2,587)      (10,213)
   Net Long-Term Gains                                                                 (6,727)           --
                                                                                  -----------   -----------
          Total Distributions                                                          (9,314)      (10,213)
                                                                                  -----------   -----------
Capital Share Transactions (1):
   Shares Issued                                                                      123,117       187,083
   Shares Issued in Lieu of Cash Distributions                                          9,314        10,213
   Shares Redeemed                                                                    (27,662)      (94,351)
                                                                                  -----------   -----------
          Net Increase (Decrease) from Capital Share Transactions                     104,769       102,945
                                                                                  -----------   -----------
          Total Increase (Decrease)                                                   166,780       272,126

NET ASSETS
   Beginning of Period                                                                617,723       345,597
                                                                                  -----------   -----------
   End of Period                                                                  $   784,503   $   617,723
                                                                                  ===========   ===========
(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                     5,573        11,549
      Shares Issued in Lieu of Cash Distributions                                         454           597
      Shares Redeemed                                                                  (1,257)       (7,037)
                                                                                  -----------   -----------
                                                                                        4,770         5,109
                                                                                  ===========   ===========

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS         YEAR          YEAR            YEAR           YEAR          YEAR
                                         ENDED           ENDED         ENDED           ENDED          ENDED         ENDED
                                        MAY 31,         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                         2004            2003           2002            2001          2000           1999
                                      -----------     -----------    -----------    -----------    -----------    -----------
                                      (UNAUDITED)
Net Asset Value, Beginning of Period  $     19.25     $     12.81    $     12.28    $     14.14    $     20.88    $     14.74
                                      -----------     -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)              0.37            0.33           0.23           0.38           0.19           0.22
   Net Gains (Losses) on Securities
      (Realized and Unrealized)              1.95            6.45           0.83          (0.92)         (5.75)          8.62
                                      -----------     -----------    -----------    -----------    -----------    -----------
      Total from Investment
        Operations                           2.32            6.78           1.06          (0.54)         (5.56)          8.84
                                      -----------     -----------    -----------    -----------    -----------    -----------
LESS DISTRIBUTIONS
   Net Investment Income                    (0.08)          (0.34)         (0.32)         (0.33)         (0.16)         (0.25)
   Net Realized Gains                       (0.21)             --          (0.21)         (0.99)         (1.02)         (2.45)
                                      -----------     -----------    -----------    -----------    -----------    -----------
      Total Distributions                   (0.29)          (0.34)         (0.53)         (1.32)         (1.18)         (2.70)
                                      -----------     -----------    -----------    -----------    -----------    -----------
Net Asset Value, End of Period        $     21.28     $     19.25    $     12.81    $     12.28    $     14.14    $     20.88
                                      ===========     ===========    ===========    ===========    ===========    ===========
Total Return                                12.16%#         53.30%          8.79%         (4.34)%       (28.02)%        71.69%

Net Assets, End of Period
  (thousands)                         $   784,503     $   617,723    $   345,597    $   279,096    $   295,276    $   360,430
Ratio of Expenses to Average Net
   Assets                                    0.35%*          0.42%          0.40%          0.52%          0.54%          0.52%
Ratio of Net Investment Income to
   Average Net Assets                        2.28%*          2.39%          1.67%          3.16%          1.46%          1.51%
Portfolio Turnover Rate                         7%#            10%            15%            19%            19%            18%

----------
*   Annualized
#   Non-annualized

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A. ORGANIZATION:

      Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, the Fund was reorganized as an open-end management investment company.

      In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: Securities held by the Fund which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are approved in good faith at fair value using methods approved by the Board of Directors.

      The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Fund. When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

      2. FOREIGN CURRENCY TRANSLATIONS: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

      The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

      Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      3. REPURCHASE AGREEMENTS: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 28, 2004.

      4. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

      5. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $10,981.

      6. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

      The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

      The Fund's investments in Chile are subject to governmental taxes on investment income and realized capital gains. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as income is earned and accrues for taxes on capital gains throughout the holding period of underlying securities. The cost basis used to determine the amount of capital gains subject to such taxes is adjusted for the Consumer Price Index (CPI) in Chile from the date such securities were purchased through the date such securities are sold.

      The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities.

C. INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the six months ended May 31, 2004, the Fund paid the Advisor a fee based on an annual effective rate of 0.10 of 1% of average net assets.

      Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

      For the six months ended May 31, 2004, the Fund made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

          Purchases                                   $   154,484
          Sales                                            51,410

      There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2004.

E. FEDERAL INCOME TAXES:

      No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain
(loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

      The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

      At May 31, 2004, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

          Gross Unrealized Appreciation               $   233,027
          Gross Unrealized Depreciation                   (55,789)
                                                      -----------
          Net                                         $   177,238
                                                      ===========

      Certain of the Fund's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2003, the Fund had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies of $2,805,362 and $1,692,377 respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

F. LINE OF CREDIT:

      The Fund together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. The Fund is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Fund under the discretionary line of credit with the domestic custodian bank during the six months ended May 31, 2004.

      The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Fund under the line of credit during the six months ended May 31, 2004.

G. REIMBURSEMENT FEES:

      Until March 30, 2002, shares of the Fund were sold at a public offering price which was equal to the current net asset value plus a reimbursement fee of 0.50% of such net asset value. Reimbursement fees were recorded as an addition to Paid-in capital and were used to defray the costs associated with investing proceeds of the sale of shares to investors.

      Effective March 30, 2002, the Fund no longer charges reimbursement fees.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the non-Feeder Portfolios and Master Funds use in voting proxies relating to securities held in their portfolio's is available without charge, upon request, by calling collect:
(310) 395-8005. Information regarding how the Advisor votes these proxies will become available from the EDGAR database on the SEC's website at http://www.sec.gov no later than August 31, 2004 when the Funds file their first report on Form N-PX and will reflect the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

ITEM 2.      CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant.

ITEM 6.     SCHEDULE OF INVESTMENTS.

This item is not applicable. This item is applicable only for periods ending on or after July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 10.    CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR/A (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11.    EXHIBITS.

    (a)  This item is not applicable.

    (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

    (c) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.


By:  /s/ David G. Booth
     --------------------------------------
     David G. Booth
     Chairman, Director, President,
     Chief Executive Officer and Chief Investment Officer

Date:  October 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ David G. Booth
     --------------------------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Investment Group Inc.

Date:  October 28, 2004


By:  /s/ Michael T. Scardina
     -------------------------------------
     Michael T. Scardina
     Principal Financial Officer
     Dimensional Investment Group Inc.

Date:  October 28, 2004